UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02652
Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2016 – December 31, 2016
Item 1: Reports to Shareholders

Annual Report | December 31, 2016

Vanguard 500 Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	7
Performance Summary.	9
Financial Statements.	11
Your Fund’s After-Tax Returns.	31
About Your Fund’s Expenses.	32
Glossary.	34

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Vanguard 500 Index Fund returned about 12% for the fiscal year ended December 31, 2016. The fund closely tracked its target index, the Standard & Poor’s 500 Index, and exceeded the average return of its large-capitalization core fund peers.

• The fund offers investors exposure to 500 of the largest U.S. companies, which span many different industries and account for about three-fourths of the U.S. stock market’s value.

• The fund recorded positive returns in ten of the 11 market sectors, with seven posting double-digit gains.

• Information technology, the fund’s largest sector, was the top contributor; financials, energy, and industrials also added significantly to returns. Only health care stocks declined.

• Over the past ten years, the fund posted an average annual return of about 7%, in line with its benchmark and more than 1 percentage point higher than its peer-fund average.

Total Returns: Fiscal Year Ended December 31, 2016
Total
Returns
Vanguard 500 Index Fund
Investor Shares	11.82%
ETF Shares
Market Price	12.04
Net Asset Value	11.93
Admiral™ Shares	11.93
Institutional Select Shares (Inception: 6/24/2016)	11.12
S&P 500 Index	11.96
Large-Cap Core Funds Average	9.92
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Select
Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF®
Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and
8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Total Returns: Ten Years Ended December 31, 2016
Average
Annual Return
500 Index Fund Investor Shares	6.82%
S&P 500 Index	6.95
Large-Cap Core Funds Average	5.63
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Select Shares	Average
500 Index Fund	0.16%	0.05%	0.05%	0.01%	1.11%

The fund expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the fund’s expense ratios were 0.14% for Investor Shares, 0.04% for ETF Shares, 0.04% for Admiral
Shares, and 0.01% for Institutional Select Shares (annualized since inception). The peer-group expense ratio is derived from data provided by
Lipper, a Thomson Reuters Company, and captures information through year-end 2015.

Peer group: Large-Cap Core Funds.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

If you’re like most investors, a big question on your mind is: What’s in store for the markets and the economy in 2017?

At Vanguard, we’re just as curious about the immediate future. But our curiosity is tempered by our belief that forecasts should give a range of possible outcomes, not pinpoint predictions. After all, there are bound to be occurrences the experts won’t see coming.

What really matters for investors

In 2016, we saw two cases in point: The United Kingdom’s June vote to exit the European Union and the November election of Donald Trump as U.S. president. Both unexpected outcomes triggered swift market reactions. But despite some short-term volatility, the markets’ 12-month performance as of December 31, 2016, proved to be less dramatic. U.S. stocks posted healthy returns, and U.S. bonds provided returns close to their long-term averages. International stocks and bonds also advanced, although returns for U.S. investors were reduced by the strength of the U.S. dollar.

The surprises of 2016 remind us to be skeptical of overly precise short-term predictions about 2017. At the cusp of a new year, market prognosticators forecast where the Standard & Poor’s 500 Index or the yield on the 10-year Treasury note will end up in 12 months. Such predictions can be attention-getting. They can also be dead wrong.

3

Investors are better off taking note of long-term trends that stand to influence our economies and markets. We’re watching these trends closely, and we discuss our latest assessment in our 2017 economic and market outlook, which you can read at vanguard.com/research.

Our global economic outlook: Expect stabilization, not stagnation

One phenomenon in particular that we’re watching is the low-growth, low-interest-rate environment that has marked the global economy since the 2008–09 financial crisis. We don’t think this economic backdrop is simply the result of cyclically weak demand or long-term stagnation. Instead, certain structural forces are contributing: Falling technology costs are restraining the amounts businesses are spending on capital investment, an aging population is weighing on growth in the developed world, and the free movement of capital and products across the globe has restrained prices and wages.

In the near term, these forces will continue to dampen growth, inflation, and interest rates. They also make it unlikely that further monetary stimulus from central banks will do much to spur growth.

I realize this all may sound gloomy, but that’s not how we see it. We expect global growth to stabilize at more modest levels, not stagnate. The world isn’t headed for Japanese-style deflation, in which a widespread sustained drop in prices puts economic activity into hibernation.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	12.05%	8.59%	14.69%
Russell 2000 Index (Small-caps)	21.31	6.74	14.46
Russell 3000 Index (Broad U.S. market)	12.74	8.43	14.67
FTSE All-World ex US Index (International)	4.80	-1.16	5.52

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.65%	3.03%	2.23%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.25	4.14	3.28
Citigroup Three-Month U.S. Treasury Bill Index	0.27	0.09	0.08

CPI
Consumer Price Index	2.07%	1.18%	1.36%

4

In fact, we believe that global growth could pick up modestly over time. Our expectation is based on a potential rebound in productivity as new digital technologies are used more effectively. We also anticipate a slight recovery in the labor force as the baby boom generation finishes its transition to retirement, nudging up demand for workers.

Put expansion in perspective

Looking to the United States, the world’s largest economy remains firmly on a long-term-growth path of about 2% per year. That’s lower than the historical average of 3.25% since 1950. We see such growth at this level as fundamentally sound, rather than abnormally low. Our evaluation takes into account lower U.S. population growth and the reality that the economic expansion from the 1980s until the financial crisis was fueled by debt, distorting the numbers.

Turning to prices, we think that core U.S. inflation should modestly exceed 2% in 2017. That, in turn, will support further interest rate hikes by the Federal Reserve, similar to the one at the end of 2016.

We expect the Fed to raise rates in 2017 before taking an extended pause, and we see the federal funds rate staying below 2% through at least 2018.

Prepare for muted returns

And what about prospects for the markets? Vanguard’s outlook for global stocks and bonds remains the most guarded in ten years, given fairly high stock valuations

Expect more modest returns, rely on time-tested principles

In Vanguard’s economic and market outlook for 2017, Global Chief Economist Joseph Davis and his team offer a projection of more modest returns from the global stock and bond markets. They caution that, over the next decade, returns for a balanced portfolio are likely to be moderately below long-run historical averages.

The team’s simulations indicate that for the decade ending in 2026, the average annualized return of a 60% stock/40% bond portfolio is likely to be centered in the 3%–5% range after inflation. That’s below the actual average after-inflation return of 6% for the same portfolio for the nine decades since 1926.

Ultimately, our global market outlook points toward a somewhat more challenging environment, yet one in which, over time, investors with an appropriate level of discipline, diversification, and patience are likely to be rewarded with reasonable inflation-adjusted returns.

For more information about our expectations and the probability of various outcomes, see 2017
Economic and Market Outlook: Stabilization, Not Stagnation, available at vanguard.com/research.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model® (VCMM)
regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from the VCMM are derived from 10,000 simulations for each modeled asset class. Simulations as of September 30, 2016. Results from the model may vary with each use and over time. For more information, see the note at the end of this letter.

5

and the low-interest-rate environment. We don’t expect global bond yields to increase materially from year-end 2016 levels.

Our outlook for global equities is annualized returns of 5%–8% over the next decade. This outlook isn’t bearish, but is actually fairly positive when you take into account the current low-rate environment. (See the box titled Expect more modest returns, rely on time-tested principles for more.)

Focus on the four keys to investment success

Significant trends often happen gradually. Like shifting tides, they’re sometimes barely noticeable at first but ultimately can change the landscape entirely. Other times, apparent trends can end up receding before they have much of a long-term impact. Given the future’s inherent unpredictability, it’s not reasonable to expect a surefire block-buster revelation from any prognosticator or investment firm.

What to conclude, then? No matter what scenario plays out, we believe investors have the best chance for success if they stay focused on what they can control: their goals, asset allocation, and investment costs, along with the discipline to stick to a plan. As Tim Buckley, our chief investment officer, likes to say, this can be easy to say but harder to do, especially in times of uncertainty. Investors who can stay focused on those four keys will find themselves well-positioned to weather any market.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 16, 2017

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.
The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.
The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s Investment Strategy Group.
The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S.
and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

6

500 Index Fund

Fund Profile
As of December 31, 2016

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Select Shares
Ticker Symbol	VFINX	VOO	VFIAX	VFFSX
Expense Ratio[1]	0.16%	0.05%	0.05%	0.01%
30-Day SEC Yield	1.99%	2.09%	2.09%	2.10%

Portfolio Characteristics
			DJ
			U.S.
			Total
			Market
		S&P 500	FA
	Fund	Index	Index
Number of Stocks	508	505	3,833
Median Market Cap	$84.8B	$84.8B	$54.1B
Price/Earnings Ratio	23.0x	23.0x	24.4x
Price/Book Ratio	2.9x	2.9x	2.8x
Return on Equity	17.7%	17.4%	16.5%
Earnings Growth Rate	7.8%	8.1%	8.2%
Dividend Yield	2.1%	2.1%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	4%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index FA Index
Consumer
Discretionary	12.0%	12.0%	12.5%
Consumer Staples	9.4	9.4	8.3
Energy	7.5	7.5	7.0
Financials	14.8	14.8	15.4
Health Care	13.6	13.6	13.0
Industrials	10.3	10.3	10.8
Information
Technology	20.8	20.8	20.0
Materials	2.8	2.8	3.3
Real Estate	2.9	2.9	4.1
Telecommunication
Services	2.7	2.7	2.4
Utilities	3.2	3.2	3.2

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	FA Index
R-Squared	1.00	0.99
Beta	1.00	0.97
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Technology
	Hardware, Storage &
	Peripherals	3.2%
Microsoft Corp.	Systems Software	2.5
Alphabet Inc.	Internet Software &
	Services	2.4
Exxon Mobil Corp.	Integrated Oil & Gas	1.9
Johnson & Johnson	Pharmaceuticals	1.6
Berkshire Hathaway Inc. Multi-Sector Holdings		1.6
JPMorgan Chase & Co.	Diversified Banks	1.6
Amazon.com Inc.	Internet & Direct
	Marketing Retail	1.5
General Electric Co.	Industrial
	Conglomerates	1.4
Facebook Inc.	Internet Software &
	Services	1.4
Top Ten		19.1%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the expense ratios were 0.14% for Investor Shares, 0.04% for ETF Shares, 0.04% for Admiral Shares, and 0.01% for
Institutional Select Shares (annualized since inception).

7

500 Index Fund

Investment Focus

8

500 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2006, Through December 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2016
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	500 Index Fund*Investor Shares	11.82%	14.49%	6.82%	$19,352
• • • • • • ••	S&P 500 Index	11.96	14.66	6.95	19,572
– – – –	Large-Cap Core Funds Average	9.92	12.92	5.63	17,288
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.62	14.59	7.18	20,003
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/7/2010)	Investment
500 Index Fund
ETF Shares Net Asset Value	11.93%	14.62%	14.42%	$23,409
S&P 500 Index	11.96	14.66	14.45	23,457
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	14.43	23,431
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

9

500 Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2016

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
500 Index Fund Admiral Shares	11.93%	14.62%	6.94%	$19,560
S&P 500 Index	11.96	14.66	6.95	19,572
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	20,003

	Since	Final Value
	Inception	of a $5,000,000,000
	(6/24/2016)	Investment
500 Index Fund Institutional Select Shares	11.12%	$5,556,006,017
S&P 500 Index	11.11	5,555,696,904
Dow Jones U.S. Total Stock Market Float
Adjusted Index	11.96	5,598,236,534
"Since Inception" performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: September 7, 2010, Through December 31, 2016
			Since
	One	Five	Inception
	Year	Years	(9/7/2010)
500 Index Fund ETF Shares Market Price	12.04%	98.00%	134.27%
500 Index Fund ETF Shares Net Asset Value	11.93	97.85	134.09
S&P 500 Index	11.96	98.18	134.57
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): December 31, 2006, Through December 31, 2016

10

500 Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (12.0%)
*	Amazon.com Inc.	5,765,107	4,323,081
	Comcast Corp. Class A	34,840,084	2,405,708
	Home Depot Inc.	17,806,958	2,387,557
	Walt Disney Co.	21,402,585	2,230,577
	McDonald’s Corp.	12,139,317	1,477,598
	Starbucks Corp.	21,274,817	1,181,178
	Time Warner Inc.	11,272,300	1,088,115
*	Priceline Group Inc.	721,340	1,057,528
	NIKE Inc. Class B	19,532,079	992,816
*	Charter Communications
	Inc. Class A	3,165,265	911,343
	Lowe’s Cos. Inc.	12,715,384	904,318
*	Netflix Inc.	6,273,236	776,627
	TJX Cos. Inc.	9,529,440	715,947
	General Motors Co.	20,277,393	706,464
	Ford Motor Co.	57,052,235	692,044
	Target Corp.	8,210,792	593,065
	Twenty-First Century
	Fox Inc. Class A	15,477,758	433,996
	Marriott International
	Inc. Class A	4,680,512	386,985
*	O’Reilly Automotive Inc.	1,380,817	384,433
	Ross Stores Inc.	5,797,198	380,296
	CBS Corp. Class B	5,729,867	364,534
*	AutoZone Inc.	421,883	333,199
	Yum! Brands Inc.	5,096,724	322,775
	Carnival Corp.	6,129,683	319,111
	Newell Brands Inc.	7,051,694	314,858
	Omnicom Group Inc.	3,448,101	293,468
	Dollar General Corp.	3,715,329	275,194
	Delphi Automotive plc	3,959,118	266,647
*	Dollar Tree Inc.	3,450,919	266,342
	VF Corp.	4,837,988	258,107
	L Brands Inc.	3,511,334	231,186
*	Ulta Salon Cosmetics
	& Fragrance Inc.	857,052	218,497
	Genuine Parts Co.	2,174,320	207,734

	Royal Caribbean Cruises
	Ltd.	2,446,674	200,725
	Expedia Inc.	1,765,336	199,977
	Whirlpool Corp.	1,097,908	199,567
	Twenty-First Century
	Fox Inc.	7,120,145	194,024
*	Mohawk Industries Inc.	921,566	184,018
	Advance Auto Parts Inc.	1,076,626	182,079
*,^	CarMax Inc.	2,782,273	179,150
	Viacom Inc. Class B	5,077,954	178,236
	Best Buy Co. Inc.	3,991,139	170,302
	Macy’s Inc.	4,468,275	160,009
*	Chipotle Mexican Grill
	Inc. Class A	423,207	159,684
	Harley-Davidson Inc.	2,583,966	150,749
	Tractor Supply Co.	1,918,269	145,424
	Coach Inc.	4,098,343	143,524
	Foot Locker Inc.	1,977,735	140,202
	Mattel Inc.	5,000,760	137,771
*	LKQ Corp.	4,494,477	137,756
	Interpublic Group of
	Cos. Inc.	5,803,542	135,861
	DR Horton Inc.	4,961,841	135,607
	Darden Restaurants Inc.	1,799,466	130,857
	Hasbro Inc.	1,641,684	127,707
	Kohl’s Corp.	2,579,446	127,373
	Lennar Corp. Class A	2,872,051	123,297
	Tiffany & Co.	1,564,314	121,125
	Wyndham Worldwide
	Corp.	1,575,324	120,307
	Hanesbrands Inc.	5,524,616	119,166
	Goodyear Tire & Rubber
	Co.	3,814,813	117,763
	BorgWarner Inc.	2,926,872	115,436
	Harman International
	Industries Inc.	1,019,015	113,274
	PVH Corp.	1,158,739	104,565
*	Michael Kors Holdings
	Ltd.	2,400,888	103,190
^	Wynn Resorts Ltd.	1,160,037	100,355

11

500 Index Fund

			Market
			Value•
		Shares	($000)
	Scripps Networks
	Interactive Inc. Class A	1,391,838	99,335
	Signet Jewelers Ltd.	1,017,055	95,868
	Leggett & Platt Inc.	1,953,758	95,500
	Bed Bath & Beyond Inc.	2,222,332	90,316
*	Discovery
	Communications Inc.	3,220,933	86,257
	Staples Inc.	9,511,647	86,080
	News Corp. Class A	7,251,539	83,103
^	Garmin Ltd.	1,680,289	81,477
^	Nordstrom Inc.	1,698,211	81,395
	PulteGroup Inc.	4,351,078	79,973
*,^	Under Armour Inc.
	Class A	2,685,229	78,006
*	TripAdvisor Inc.	1,670,509	77,461
	Ralph Lauren Corp.
	Class A	823,420	74,371
^	Gap Inc.	3,207,181	71,969
^	H&R Block Inc.	3,027,345	69,599
*	Under Armour Inc.	2,701,894	68,007
	TEGNA Inc.	3,130,614	66,964
*	Discovery
	Communications Inc.
	Class A	2,224,599	60,976
*	AutoNation Inc.	960,141	46,711
*	Urban Outfitters Inc.	1,291,676	36,787
	News Corp. Class B	147,500	1,740
			33,892,303
Consumer Staples (9.3%)
	Procter & Gamble Co.	39,117,176	3,288,972
	Coca-Cola Co.	56,741,562	2,352,505
	PepsiCo Inc.	20,964,669	2,193,533
	Philip Morris
	International Inc.	22,677,509	2,074,765
	Altria Group Inc.	28,508,817	1,927,766
	Wal-Mart Stores Inc.	22,012,467	1,521,502
	CVS Health Corp.	15,589,031	1,230,131
	Walgreens Boots
	Alliance Inc.	12,509,894	1,035,319
	Costco Wholesale Corp.	6,389,858	1,023,080
	Mondelez International
	Inc. Class A	22,576,082	1,000,798
	Colgate-Palmolive Co.	12,992,922	850,257
	Kraft Heinz Co.	8,719,035	761,346
	Reynolds American Inc.	12,088,378	677,433
	Kimberly-Clark Corp.	5,235,445	597,469
	General Mills Inc.	8,644,899	533,995
	Kroger Co.	13,801,819	476,301
	Sysco Corp.	7,355,462	407,272
	Constellation Brands Inc.
	Class A	2,597,862	398,278
	Archer-Daniels-Midland
	Co.	8,411,105	383,967
	Kellogg Co.	3,693,341	272,236
*	Monster Beverage Corp.	5,925,980	262,758

Molson Coors Brewing
Co. Class B	2,693,903	262,144
Tyson Foods Inc.
Class A	4,247,731	262,000
Estee Lauder Cos. Inc.
Class A	3,249,110	248,525
Dr Pepper Snapple
Group Inc.	2,685,436	243,489
Conagra Brands Inc.	6,078,816	240,417
Clorox Co.	1,882,036	225,882
JM Smucker Co.	1,702,110	217,972
Hershey Co.	2,038,976	210,891
Mead Johnson Nutrition
Co.	2,700,095	191,059
Campbell Soup Co.	2,832,335	171,271
Church & Dwight Co. Inc.	3,780,454	167,058
McCormick & Co. Inc.	1,674,705	156,300
Whole Foods Market Inc.	4,654,422	143,170
Hormel Foods Corp.	3,944,645	137,313
Coty Inc. Class A	6,873,139	125,847
Brown-Forman Corp.
Class B	2,666,137	119,763
		26,392,784
Energy (7.5%)
Exxon Mobil Corp.	60,615,771	5,471,179
Chevron Corp.	27,595,116	3,247,945
Schlumberger Ltd.	20,337,952	1,707,371
ConocoPhillips	18,111,980	908,135
EOG Resources Inc.	8,426,617	851,931
Occidental Petroleum
Corp.	11,170,875	795,701
Halliburton Co.	12,636,421	683,504
Kinder Morgan Inc.	28,063,971	581,205
Anadarko Petroleum
Corp.	8,169,980	569,693
Phillips 66	6,471,663	559,216
Valero Energy Corp.	6,617,021	452,075
Pioneer Natural
Resources Co.	2,481,005	446,755
Spectra Energy Corp.	10,254,802	421,370
Baker Hughes Inc.	6,180,297	401,534
Marathon Petroleum
Corp.	7,715,531	388,477
Apache Corp.	5,546,532	352,038
Devon Energy Corp.	7,653,925	349,555
Williams Cos. Inc.	9,987,844	311,021
* Concho resources Inc.	2,134,950	283,094
Hess Corp.	3,898,093	242,812
Noble Energy Inc.	6,266,497	238,503
Marathon Oil Corp.	12,384,437	214,375
National Oilwell Varco
Inc.	5,520,926	206,703
Cimarex Energy Co.	1,388,223	188,660
ONEOK Inc.	3,077,422	176,675
EQT Corp.	2,525,336	165,157

12

500 Index Fund

			Market
			Value•
		Shares	($000)
	Cabot Oil & Gas Corp.	6,799,561	158,838
	Tesoro Corp.	1,708,493	149,408
^	Helmerich & Payne Inc.	1,581,364	122,398
*	FMC Technologies Inc.	3,299,327	117,225
*	Newfield Exploration Co.	2,883,209	116,770
	Range Resources Corp.	2,745,674	94,341
*,^	Transocean Ltd.	5,691,335	83,890
*	Southwestern Energy Co.	7,171,951	77,601
*	Chesapeake Energy
	Corp.	10,893,345	76,471
	Murphy Oil Corp.	2,366,274	73,662
			21,285,288
Financials (14.8%)
	JPMorgan Chase & Co.	52,306,428	4,513,522
*	Berkshire Hathaway Inc.
	Class B	26,227,976	4,274,635
	Wells Fargo & Co.	66,073,771	3,641,325
	Bank of America Corp.	147,714,160	3,264,483
	Citigroup Inc.	41,656,820	2,475,665
	Goldman Sachs Group
	Inc.	5,405,851	1,294,431
	US Bancorp	23,354,646	1,199,728
	American International
	Group Inc.	14,263,674	931,561
	Chubb Ltd.	6,802,207	898,708
	Morgan Stanley	21,080,064	890,633
	MetLife Inc.	16,066,967	865,849
	American Express Co.	11,238,424	832,542
	PNC Financial Services
	Group Inc.	7,111,544	831,766
	Bank of New York
	Mellon Corp.	15,455,870	732,299
	Charles Schwab Corp.	17,634,462	696,032
	BlackRock Inc.	1,776,795	676,142
	Prudential Financial Inc.	6,285,682	654,088
	Capital One Financial
	Corp.	7,050,201	615,059
	CME Group Inc.	4,960,575	572,202
	BB&T Corp.	11,861,271	557,717
	Marsh & McLennan
	Cos. Inc.	7,536,898	509,419
	Travelers Cos. Inc.	4,152,293	508,324
	Intercontinental
	Exchange Inc.	8,707,445	491,274
	Aon plc	3,845,859	428,929
	Synchrony Financial	11,463,363	415,776
	Discover Financial
	Services	5,765,395	415,627
	Aflac Inc.	5,965,561	415,203
	State Street Corp.	5,300,271	411,937
	S&P Global Inc.	3,787,526	407,311
	Allstate Corp.	5,382,886	398,979
	SunTrust Banks Inc.	7,174,401	393,516
	M&T Bank Corp.	2,266,469	354,544
	Progressive Corp.	8,482,789	301,139

	Fifth Third Bancorp	11,045,464	297,896
	KeyCorp	15,797,801	288,626
	Northern Trust Corp.	3,111,354	277,066
	T. Rowe Price Group Inc.	3,558,459	267,810
	Citizens Financial Group
	Inc.	7,482,596	266,605
	Hartford Financial
	Services Group Inc.	5,521,669	263,107
	Regions Financial Corp.	17,994,356	258,399
	Ameriprise Financial Inc.	2,310,295	256,304
*	Berkshire Hathaway Inc.
	Class A	1,034	252,421
	Willis Towers Watson
	plc	1,878,985	229,762
	Moody’s Corp.	2,431,600	229,227
	Principal Financial
	Group Inc.	3,910,971	226,289
	Lincoln National Corp.	3,341,134	221,417
	Huntington Bancshares
	Inc.	15,858,958	209,655
	Franklin Resources Inc.	5,071,951	200,748
	Loews Corp.	4,038,999	189,146
	Invesco Ltd.	5,971,648	181,180
	Comerica Inc.	2,518,133	171,510
	Cincinnati Financial Corp.	2,191,536	166,009
	Unum Group	3,393,098	149,059
	XL Group Ltd.	3,932,785	146,536
*	E*TRADE Financial Corp.	4,002,301	138,680
	Arthur J Gallagher & Co.	2,601,107	135,153
	Zions Bancorporation	2,977,954	128,171
	Torchmark Corp.	1,613,120	118,984
*	Affiliated Managers
	Group Inc.	801,367	116,439
	Nasdaq Inc.	1,666,294	111,842
	Leucadia National Corp.	4,736,312	110,119
	People’s United
	Financial Inc.	4,551,999	88,127
	Assurant Inc.	833,422	77,392
	Navient Corp.	4,429,667	72,779
			41,716,823
Health Care (13.6%)
	Johnson & Johnson	39,768,304	4,581,706
	Pfizer Inc.	88,706,323	2,881,181
	Merck & Co. Inc.	40,303,465	2,372,665
	UnitedHealth Group Inc.	13,913,539	2,226,723
	Amgen Inc.	10,874,522	1,589,964
	AbbVie Inc.	23,755,510	1,487,570
	Medtronic plc	20,070,973	1,429,655
	Bristol-Myers Squibb
	Co.	24,429,744	1,427,674
	Gilead Sciences Inc.	19,258,427	1,379,096
*	Celgene Corp.	11,331,851	1,311,662
*	Allergan plc	5,482,889	1,151,462
	Eli Lilly & Co.	14,200,872	1,044,474
*	Biogen Inc.	3,180,498	901,926

13

500 Index Fund

			Market
			Value•
		Shares	($000)
	Abbott Laboratories	21,522,037	826,661
	Thermo Fisher Scientific
	Inc.	5,774,348	814,761
	Danaher Corp.	8,897,809	692,605
	Aetna Inc.	5,129,392	636,096
*	Express Scripts Holding
	Co.	9,013,666	620,050
	Anthem Inc.	3,850,850	553,637
	Stryker Corp.	4,543,175	544,318
	Becton Dickinson and
	Co.	3,103,652	513,810
	Cigna Corp.	3,753,018	500,615
	McKesson Corp.	3,304,862	464,168
	Humana Inc.	2,179,505	444,684
*	Boston Scientific Corp.	19,904,889	430,543
*	Regeneron
	Pharmaceuticals Inc.	1,105,094	405,669
*	Alexion Pharmaceuticals
	Inc.	3,278,092	401,075
	Zoetis Inc.	7,218,754	386,420
*	Intuitive Surgical Inc.	566,381	359,182
	Cardinal Health Inc.	4,678,630	336,721
	St. Jude Medical Inc.	4,176,563	334,919
	Baxter International Inc.	7,155,792	317,288
*	HCA Holdings Inc.	4,272,171	316,226
	Zimmer Biomet
	Holdings Inc.	2,928,007	302,170
*	Edwards Lifesciences
	Corp.	3,125,470	292,857
*	Illumina Inc.	2,147,364	274,948
*	Vertex Pharmaceuticals
	Inc.	3,625,773	267,111
*	Mylan NV	6,727,000	256,635
	CR Bard Inc.	1,074,811	241,467
	Agilent Technologies Inc.	4,741,767	216,035
*	Cerner Corp.	4,416,792	209,223
	Dentsply Sirona Inc.	3,374,958	194,836
*	Laboratory Corp. of
	America Holdings	1,505,669	193,298
	AmerisourceBergen
	Corp. Class A	2,445,181	191,189
	Quest Diagnostics Inc.	2,026,689	186,253
*	Henry Schein Inc.	1,176,636	178,507
	Perrigo Co. plc	2,095,853	174,438
*	Hologic Inc.	4,066,958	163,166
*	Mettler-Toledo
	International Inc.	383,582	160,552
*	Waters Corp.	1,177,855	158,292
*	DaVita Inc.	2,308,360	148,197
*	Centene Corp.	2,498,086	141,167
	Universal Health
	Services Inc. Class B	1,310,766	139,439
	Cooper Cos. Inc.	712,525	124,642
*	Varian Medical Systems
	Inc.	1,365,496	122,594

*	Envision Healthcare
	Corp.	1,714,723	108,525
	PerkinElmer Inc.	1,601,363	83,511
*	Mallinckrodt plc	1,547,692	77,106
	Patterson Cos. Inc.	1,218,071	49,977
*	Endo International plc	2,899,645	47,757
			38,389,098
Industrials (10.2%)
	General Electric Co. 129,315,198		4,086,360
	3M Co.	8,792,077	1,570,001
	Boeing Co.	8,390,148	1,306,178
	Honeywell International
	Inc.	11,140,592	1,290,638
	Union Pacific Corp.	12,046,779	1,249,010
	United Technologies
	Corp.	11,193,925	1,227,078
	United Parcel Service
	Inc. Class B	10,076,997	1,155,227
	Lockheed Martin Corp.	3,683,076	920,548
	Caterpillar Inc.	8,552,550	793,163
	General Dynamics Corp.	4,184,346	722,469
	FedEx Corp.	3,574,071	665,492
	Raytheon Co.	4,292,446	609,527
	Northrop Grumman Corp.	2,576,587	599,263
	Illinois Tool Works Inc.	4,617,828	565,499
	Johnson Controls
	International plc	13,692,850	564,009
	Delta Air Lines Inc.	10,764,367	529,499
	Emerson Electric Co.	9,395,996	523,827
	CSX Corp.	13,692,064	491,956
	Norfolk Southern Corp.	4,267,649	461,205
	Southwest Airlines Co.	8,998,779	448,499
	Eaton Corp. plc	6,602,884	442,987
	Deere & Co.	4,228,548	435,710
	Waste Management Inc.	5,944,337	421,513
	American Airlines Group
	Inc.	7,573,882	353,625
	PACCAR Inc.	5,124,106	327,430
	Cummins Inc.	2,253,677	308,010
*	United Continental
	Holdings Inc.	4,220,651	307,601
	Ingersoll-Rand plc	3,776,318	283,375
	Parker-Hannifin Corp.	1,950,029	273,004
	Roper Technologies Inc.	1,482,747	271,461
	Stanley Black & Decker
	Inc.	2,202,746	252,633
	Rockwell Automation
	Inc.	1,874,474	251,929
	Fortive Corp.	4,396,974	235,810
	Equifax Inc.	1,750,852	207,003
	Nielsen Holdings plc	4,911,611	206,042
	Fastenal Co.	4,225,051	198,493
	Republic Services Inc.
	Class A	3,379,086	192,777
	Textron Inc.	3,949,895	191,807

14

500 Index Fund

			Market
			Value•
		Shares	($000)
^	WW Grainger Inc.	801,123	186,061
*	Verisk Analytics Inc.
	Class A	2,276,349	184,771
	TransDigm Group Inc.	733,004	182,489
	Rockwell Collins Inc.	1,904,143	176,628
	L-3 Communications
	Holdings Inc.	1,129,461	171,802
	Dover Corp.	2,270,761	170,148
	AMETEK Inc.	3,383,012	164,414
	Alaska Air Group Inc.	1,801,998	159,891
	Masco Corp.	4,798,953	151,743
	CH Robinson Worldwide
	Inc.	2,070,060	151,653
	Acuity Brands Inc.	644,462	148,781
	Cintas Corp.	1,257,577	145,326
	Snap-on Inc.	848,127	145,259
	Expeditors International
	of Washington Inc.	2,636,685	139,639
	Pentair plc	2,444,577	137,067
	Kansas City Southern	1,572,617	133,437
*	United Rentals Inc.	1,231,067	129,976
	Xylem Inc.	2,622,032	129,843
	JB Hunt Transport
	Services Inc.	1,279,143	124,166
	Fortune Brands Home &
	Security Inc.	2,255,336	120,570
	Arconic Inc.	6,408,658	118,817
	Fluor Corp.	2,035,993	106,930
*	Jacobs Engineering
	Group Inc.	1,765,037	100,607
*	Stericycle Inc.	1,243,456	95,796
	Robert Half International
	Inc.	1,884,003	91,902
	Flowserve Corp.	1,907,078	91,635
	Allegion plc	1,402,331	89,749
*	Quanta Services Inc.	2,210,040	77,020
	Dun & Bradstreet Corp.	537,686	65,232
	Ryder System Inc.	781,093	58,145
	Pitney Bowes Inc.	2,715,696	41,251
			28,931,406
Information Technology (20.7%)
	Apple Inc.	77,947,003	9,027,822
	Microsoft Corp.	113,658,975	7,062,769
*	Facebook Inc. Class A	34,217,885	3,936,768
*	Alphabet Inc. Class A	4,328,192	3,429,876
*	Alphabet Inc.	4,338,297	3,348,384
	Intel Corp.	69,273,914	2,512,565
	Cisco Systems Inc.	73,377,992	2,217,483
	Visa Inc. Class A	27,300,101	2,129,954
	International Business
	Machines Corp.	12,648,515	2,099,527
	Oracle Corp.	43,810,611	1,684,518
	Mastercard Inc. Class A	13,914,035	1,436,624
	QUALCOMM Inc.	21,588,941	1,407,599
	Texas Instruments Inc.	14,610,344	1,066,117

	Accenture plc Class A	9,067,602	1,062,088
	Broadcom Ltd.	5,808,364	1,026,744
	NVIDIA Corp.	7,879,050	841,010
*	Adobe Systems Inc.	7,268,378	748,279
	Automatic Data
	Processing Inc.	6,595,184	677,853
*	PayPal Holdings Inc.	16,403,936	647,463
*	salesforce.com Inc.	9,331,322	638,822
	Hewlett Packard
	Enterprise Co.	24,353,360	563,537
	Applied Materials Inc.	15,800,456	509,881
*	Cognizant Technology
	Solutions Corp.
	Class A	8,868,730	496,915
*	Yahoo! Inc.	12,831,543	496,196
*	eBay Inc.	15,197,823	451,223
	Intuit Inc.	3,564,366	408,512
	HP Inc.	25,009,348	371,139
	Fidelity National
	Information Services
	Inc.	4,798,016	362,922
	Activision Blizzard Inc.	9,995,076	360,922
	TE Connectivity Ltd.	5,194,385	359,867
*	Electronic Arts Inc.	4,411,041	347,414
	Corning Inc.	13,904,879	337,471
*	Fiserv Inc.	3,172,936	337,220
*	Micron Technology Inc.	15,088,527	330,740
	Analog Devices Inc.	4,504,879	327,144
	Amphenol Corp.
	Class A	4,509,395	303,031
	Paychex Inc.	4,705,093	286,446
	Western Digital Corp.	4,173,011	283,556
	Lam Research Corp.	2,380,278	251,667
	Xilinx Inc.	3,691,149	222,835
	Linear Technology Corp.	3,513,526	219,068
	Symantec Corp.	9,113,146	217,713
*	Autodesk Inc.	2,862,906	211,884
*	Citrix Systems Inc.	2,279,915	203,619
	Skyworks Solutions Inc.	2,716,167	202,789
	Microchip Technology
	Inc.	3,157,837	202,575
	Motorola Solutions Inc.	2,425,986	201,090
	Alliance Data Systems
	Corp.	844,297	192,922
	Harris Corp.	1,816,886	186,176
*	Red Hat Inc.	2,625,321	182,985
	KLA-Tencor Corp.	2,285,398	179,815
*	Akamai Technologies Inc.	2,533,348	168,924
	Seagate Technology plc	4,305,291	164,333
	Juniper Networks Inc.	5,559,603	157,114
	Global Payments Inc.	2,246,618	155,938
	Western Union Co.	7,088,162	153,955
	CA Inc.	4,580,856	145,534
	NetApp Inc.	4,025,459	141,978
*	F5 Networks Inc.	954,662	138,159

15

500 Index Fund

			Market
			Value•
		Shares	($000)
	Total System Services
	Inc.	2,418,150	118,562
	Xerox Corp.	12,448,304	108,674
*,^	VeriSign Inc.	1,329,809	101,159
*	Qorvo Inc.	1,867,006	98,447
	FLIR Systems Inc.	1,989,943	72,016
	CSRA Inc.	2,125,949	67,690
*	Teradata Corp.	1,898,225	51,575
*,^	First Solar Inc.	1,138,813	36,544
*	Conduent Inc.	8,261	123
			58,492,264
Materials (2.8%)
	Dow Chemical Co.	16,392,150	937,959
	EI du Pont de Nemours
	& Co.	12,707,932	932,762
	Monsanto Co.	6,402,371	673,593
	Praxair Inc.	4,171,759	488,888
	Air Products &
	Chemicals Inc.	3,177,563	456,997
	Ecolab Inc.	3,835,669	449,617
	LyondellBasell Industries
	NV Class A	4,884,888	419,026
	PPG Industries Inc.	3,859,049	365,684
	International Paper Co.	6,011,070	318,947
	Sherwin-Williams Co.	1,181,572	317,536
	Nucor Corp.	4,655,563	277,099
	Newmont Mining Corp.	7,758,431	264,330
	Vulcan Materials Co.	1,934,080	242,050
*	Freeport-McMoRan Inc.	18,312,598	241,543
	Martin Marietta
	Materials Inc.	927,722	205,518
	Ball Corp.	2,555,300	191,826
	WestRock Co.	3,670,651	186,359
	Eastman Chemical Co.	2,145,216	161,342
	Mosaic Co.	5,119,772	150,163
	Albemarle Corp.	1,644,225	141,535
	International Flavors
	& Fragrances Inc.	1,160,931	136,793
	Sealed Air Corp.	2,825,362	128,102
	FMC Corp.	1,956,125	110,638
	CF Industries Holdings
	Inc.	3,407,956	107,282
	Avery Dennison Corp.	1,301,132	91,366
			7,996,955
Real Estate (2.9%)
	Simon Property Group
	Inc.	4,593,416	816,112
	American Tower
	Corporation	6,222,629	657,607
	Public Storage	2,180,387	487,316
	Crown Castle
	International Corp.	5,271,245	457,386
	Prologis Inc.	7,727,213	407,920
	Equinix Inc.	1,043,457	372,942

	AvalonBay Communities
	Inc.	2,007,410	355,613
	Welltower Inc.	5,299,391	354,688
	Equity Residential	5,345,183	344,016
	Weyerhaeuser Co.	10,935,051	329,036
	Ventas Inc.	5,176,298	323,622
	Boston Properties Inc.	2,247,867	282,737
	Vornado Realty Trust	2,513,993	262,385
	Digital Realty Trust Inc.	2,323,395	228,297
	Essex Property Trust Inc.	957,680	222,661
	Realty Income Corp.	3,780,173	217,284
	General Growth
	Properties Inc.	8,535,762	213,223
	Host Hotels & Resorts
	Inc.	10,815,220	203,759
	HCP Inc.	6,835,066	203,138
	Mid-America Apartment
	Communities Inc.	1,659,481	162,496
	SL Green Realty Corp.	1,481,091	159,291
	Kimco Realty Corp.	6,212,861	156,316
	Federal Realty
	Investment Trust	1,049,518	149,147
	UDR Inc.	3,906,653	142,515
	Extra Space Storage Inc.	1,838,889	142,036
*	CBRE Group Inc. Class A	4,388,303	138,188
	Macerich Co.	1,764,789	125,018
	Iron Mountain Inc.	3,581,296	116,320
	Apartment Investment
	& Management Co.	2,293,779	104,252
*	Quality Care Properties
	Inc.	2	—
			8,135,321
Telecommunication Services (2.7%)
	AT&T Inc.	89,768,284	3,817,845
	Verizon
	Communications Inc.	59,591,701	3,181,005
*	Level 3
	Communications Inc.	4,261,770	240,193
	CenturyLink Inc.	7,991,449	190,037
^	Frontier
	Communications Corp.	17,147,740	57,960
			7,487,040
Utilities (3.2%)
	NextEra Energy Inc.	6,830,494	815,971
	Duke Energy Corp.	10,070,787	781,695
	Southern Co.	14,325,610	704,677
	Dominion Resources
	Inc.	9,161,824	701,704
	Exelon Corp.	13,496,340	478,985
	American Electric Power
	Co. Inc.	7,187,936	452,552
	PG&E Corp.	7,391,813	449,200
	Sempra Energy	3,655,291	367,868
	Edison International	4,762,766	342,872

16

500 Index Fund

		Market
		Value•
	Shares	($000)
PPL Corp.	9,934,804	338,280
Consolidated Edison Inc.	4,454,416	328,201
Public Service Enterprise
Group Inc.	7,395,114	324,498
Xcel Energy Inc.	7,425,523	302,219
WEC Energy Group Inc.	4,613,846	270,602
DTE Energy Co.	2,623,030	258,395
Eversource Energy	4,637,007	256,102
FirstEnergy Corp.	6,223,575	192,744
Entergy Corp.	2,618,588	192,388
American Water Works
Co. Inc.	2,602,074	188,286
Ameren Corp.	3,546,917	186,071
CMS Energy Corp.	4,078,895	169,764
CenterPoint Energy Inc.	6,295,908	155,131
SCANA Corp.	2,089,072	153,087
Pinnacle West Capital
Corp.	1,626,700	126,931
Alliant Energy Corp.	3,324,743	125,975
AES Corp.	9,636,007	111,970
NiSource Inc.	4,717,983	104,456
NRG Energy Inc.	4,610,893	56,530
		8,937,154
Total Common Stocks
(Cost $183,198,782)		281,656,436
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market
Liquidity Fund, 0.823%	11,877,185	1,187,838

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan
Bank Discount Notes,
0.390%, 2/1/17	20,000	19,992
5	United States Treasury Bill,
0.287%–0.314%, 1/5/17	21,700	21,700
5	United States Treasury Bill,
0.360%, 1/12/17	5,000	4,999
5	United States Treasury Bill,
0.395%, 2/2/17	18,400	18,394
United States Treasury Bill,
0.574%, 5/11/17	5,000	4,989
		70,074
Total Temporary Cash Investments
(Cost $1,257,834)		1,257,912
Total Investments (100.1%)
(Cost $184,456,616)		282,914,348

Amount
($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard	20,425
Receivables for Investment Securities Sold 324,026
Receivables for Accrued Income	357,116
Receivables for Capital Shares Issued	214,160
Other Assets	1,742
Total Other Assets	917,469
Liabilities
Payables for Investment Securities
Purchased	(146,313)
Collateral for Securities on Loan	(202,819)
Payables for Capital Shares Redeemed	(760,360)
Payables to Vanguard	(152,089)
Other Liabilities	(4,231)
Total Liabilities	(1,265,812)
Net Assets (100%)	282,566,005

At December 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	185,039,327
Overdistributed Net Investment Income	(86,968)
Accumulated Net Realized Losses	(835,353)
Unrealized Appreciation (Depreciation)
Investment Securities	98,457,732
Futures Contracts	(8,733)
Net Assets	282,566,005

Investor Shares—Net Assets
Applicable to 129,018,721 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	26,651,900
Net Asset Value Per Share—
Investor Shares	$206.57

ETF Shares—Net Assets
Applicable to 276,337,665 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	56,648,348
Net Asset Value Per Share—
ETF Shares	$205.00

17

500 Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 878,703,399 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	181,512,810
Net Asset Value Per Share—
Admiral Shares	$206.57

Institutional Select Shares—Net Assets
Applicable to 162,202,969 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	17,752,947
Net Asset Value Per Share—
Institutional Select Shares	$109.45

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $195,363,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $202,819,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $45,648,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

18

500 Index Fund

Statement of Operations

Year Ended
December 31, 2016
($000)
Investment Income
Income
Dividends	5,377,984
Interest[1]	5,688
Securities Lending—Net	10,115
Total Income	5,393,787
Expenses
The Vanguard Group—Note B
Investment Advisory Services	13,308
Management and Administrative—Investor Shares	29,108
Management and Administrative—ETF Shares	13,138
Management and Administrative—Admiral Shares	46,784
Management and Administrative—Institutional Select Shares	159
Marketing and Distribution—Investor Shares	5,250
Marketing and Distribution—ETF Shares	3,680
Marketing and Distribution—Admiral Shares	13,348
Marketing and Distribution—Institutional Select Shares	1
Custodian Fees	1,757
Auditing Fees	43
Shareholders’ Reports—Investor Shares	349
Shareholders’ Reports—ETF Shares	546
Shareholders’ Reports—Admiral Shares	582
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	185
Total Expenses	128,238
Net Investment Income	5,265,549
Realized Net Gain (Loss)
Investment Securities Sold[1]	6,545,645
Futures Contracts	143,999
Realized Net Gain (Loss)	6,689,644
Change in Unrealized Appreciation (Depreciation)
Investment Securities	16,586,375
Futures Contracts	(20,601)
Change in Unrealized Appreciation (Depreciation)	16,565,774
Net Increase (Decrease) in Net Assets Resulting from Operations	28,520,967
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $5,496,000 and $54,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

19

500 Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,265,549	4,412,491
Realized Net Gain (Loss)	6,689,644	5,863,778
Change in Unrealized Appreciation (Depreciation)	16,565,774	(7,366,726)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,520,967	2,909,543
Distributions
Net Investment Income
Investor Shares	(530,428)	(534,841)
ETF Shares	(1,047,723)	(728,706)
Admiral Shares	(3,539,036)	(3,127,986)
Institutional Select Shares	(141,449)	—
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(5,258,636)	(4,391,533)
Capital Share Transactions
Investor Shares	(1,863,704)	(1,787,828)
ETF Shares	11,566,096	13,021,182
Admiral Shares	13,258,093	10,808,168
Institutional Select Shares	17,071,485	—
Net Increase (Decrease) from Capital Share Transactions	40,031,970	22,041,522
Total Increase (Decrease)	63,294,301	20,559,532
Net Assets
Beginning of Period	219,271,704	198,712,172
End of Period[1]	282,566,005	219,271,704
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($86,968,000) and ($93,881,000).

See accompanying Notes, which are an integral part of the Financial Statements.

20

500 Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$188.48	$189.89	$170.36	$131.37	$115.80
Investment Operations
Net Investment Income	3.997	3.775	3.326	2.956	2.709
Net Realized and Unrealized Gain (Loss)
on Investments	18.069	(1.438)	19.507	38.982	15.560
Total from Investment Operations	22.066	2.337	22.833	41.938	18.269
Distributions
Dividends from Net Investment Income	(3.976)	(3.747)	(3.303)	(2.948)	(2.699)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.976)	(3.747)	(3.303)	(2.948)	(2.699)
Net Asset Value, End of Period	$206.57	$188.48	$189.89	$170.36	$131.37

Total Return[1]	11.82%	1.25%	13.51%	32.18%	15.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,652	$26,092	$28,040	$27,758	$24,821
Ratio of Total Expenses to Average Net Assets	0.14%	0.16%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.05%	2.00%	1.88%	1.95%	2.13%
Portfolio Turnover Rate[2]	4%	3%	3%	3%	3%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

500 Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013[1]	2012[1]
Net Asset Value, Beginning of Period	$187.05	$188.45	$169.07	$130.38	$114.92
Investment Operations
Net Investment Income	4.155	3.958	3.518	3.117	2.846
Net Realized and Unrealized Gain (Loss)
on Investments	17.933	(1.427)	19.352	38.681	15.450
Total from Investment Operations	22.088	2.531	22.870	41.798	18.296
Distributions
Dividends from Net Investment Income	(4.138)	(3.931)	(3.490)	(3.108)	(2.836)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.138)	(3.931)	(3.490)	(3.108)	(2.836)
Net Asset Value, End of Period	$205.00	$187.05	$188.45	$169.07	$130.38

Total Return	11.93%	1.35%	13.63%	32.33%	15.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$56,648	$40,440	$27,630	$15,037	$6,628
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	2.15%	2.11%	2.00%	2.07%	2.25%
Portfolio Turnover Rate [2]	4%	3%	3%	3%	3%

1 Adjusted to reflect a 1-for-2 reverse share split as of the close of business on October 24, 2013.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

500 Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$188.48	$189.89	$170.36	$131.37	$115.80
Investment Operations
Net Investment Income	4.185	3.990	3.544	3.142	2.866
Net Realized and Unrealized Gain (Loss)
on Investments	18.074	(1.439)	19.503	38.980	15.560
Total from Investment Operations	22.259	2.551	23.047	42.122	18.426
Distributions
Dividends from Net Investment Income	(4.169)	(3.961)	(3.517)	(3.132)	(2.856)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.169)	(3.961)	(3.517)	(3.132)	(2.856)
Net Asset Value, End of Period	$206.57	$188.48	$189.89	$170.36	$131.37

Total Return[1]	11.93%	1.36%	13.64%	32.33%	15.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$181,513	$152,740	$143,043	$82,357	$59,749
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	2.15%	2.11%	2.00%	2.07%	2.25%
Portfolio Turnover Rate [2]	4%	3%	3%	3%	3%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

500 Index Fund

Financial Highlights

Institutional Select Shares
June 24, 2016[1] to
For a Share Outstanding Throughout the Period	December 31, 2016
Net Asset Value, Beginning of Period	$99.57
Investment Operations
Net Investment Income	1.200
Net Realized and Unrealized Gain (Loss) on Investments	9.859
Total from Investment Operations	11.059
Distributions
Dividends from Net Investment Income	(1.179)
Distributions from Realized Capital Gains	—
Total Distributions	(1.179)
Net Asset Value, End of Period	$109.45

Total Return	11.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,753
Ratio of Total Expenses to Average Net Assets	0.01%[2]
Ratio of Net Investment Income to Average Net Assets	2.26%[2]
Portfolio Turnover Rate [3]	4%[4]

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

24

500 Index Fund

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Select Shares were issued on June 24, 2016.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

25

500 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2016, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

26

500 Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2016, the fund had contributed to Vanguard capital in the amount of $20,425,000, representing 0.01% of the fund’s net assets and 8.17% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	281,656,436	—	—
Temporary Cash Investments	1,187,838	70,074	—
Futures Contracts—Liabilities[1]	(4,223)	—	—
Total	282,840,051	70,074	—
1 Represents variation margin on the last day of the reporting period.

27

500 Index Fund

D. At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	9,490	1,061,077	(8,733)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2016, the fund realized $6,081,373,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2016, the fund had $57,455,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $587,670,000 to offset taxable capital gains realized during the year ended December 31, 2016. At December 31, 2016, the fund had available capital losses totaling $840,474,000 that may be carried forward indefinitely to offset future net capital gains. Capital loss carryforwards of $1,763,970,000 expired on December 31, 2016; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At December 31, 2016, the cost of investment securities for tax purposes was $184,456,616,000. Net unrealized appreciation of investment securities for tax purposes was $98,457,732,000, consisting of unrealized gains of $102,245,916,000 on securities that had risen in value since their purchase and $3,788,184,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2016, the fund purchased $59,104,325,000 of investment securities and sold $19,071,086,000 of investment securities, other than temporary cash investments. Purchases and sales include $35,983,194,000 and $9,053,787,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

28

500 Index Fund

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	3,996,733	20,796	4,224,397	22,264
Issued in Lieu of Cash Distributions	502,725	2,544	508,696	2,701
Redeemed	(6,363,162)	(32,754)	(6,520,921)	(34,197)
Net Increase (Decrease)—Investor Shares	(1,863,704)	(9,414)	(1,787,828)	(9,232)
ETF Shares
Issued	20,791,085	108,961	20,357,295	109,061
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(9,224,989)	(48,825)	(7,336,113)	(39,475)
Net Increase (Decrease) —ETF Shares	11,566,096	60,136	13,021,182	69,586
Admiral Shares
Issued	30,149,922	155,773	25,665,048	135,111
Issued in Lieu of Cash Distributions	3,138,593	15,855	2,791,940	14,841
Redeemed	(20,030,422)	(103,296)	(17,648,820)	(92,866)
Net Increase (Decrease) —Admiral Shares	13,258,093	68,332	10,808,168	57,086
Institutional Select Shares[1]
Issued	17,224,925	163,684	—	—
Issued in Lieu of Cash Distributions	141,449	1,293	—	—
Redeemed	(294,889)	(2,774)	—	—
Net Increase (Decrease)—Institutional Select Shares	17,071,485	162,203	—	—
1 Inception was June 24, 2016, for Institutional Select Shares.

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2016, that would require recognition or disclosure in these financial statements.

29

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and the Shareholders of Vanguard 500 Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard 500 Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the “Fund”) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 13, 2017

Special 2016 tax information (unaudited) for Vanguard 500 Index Fund

This information for the fiscal year ended December 31, 2016, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $5,258,636,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 91.8% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

30

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: 500 Index Fund Investor Shares
Periods Ended December 31, 2016

	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	11.82%	14.49%	6.82%
Returns After Taxes on Distributions	11.29	14.00	6.43
Returns After Taxes on Distributions and Sale of Fund Shares	7.09	11.62	5.47

31

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

32

Six Months Ended December 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	6/30/2016	12/31/2016	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,077.60	$0.63
ETF Shares	1,000.00	1,078.20	0.21
Admiral Shares	1,000.00	1,078.12	0.21
Institutional Select Shares	1,000.00	1,078.28	0.05
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.53	$0.61
ETF Shares	1,000.00	1,024.94	0.20
Admiral Shares	1,000.00	1,024.94	0.20
Institutional Select Shares	1,000.00	1,025.09	0.05

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.12% for Investor Shares, 0.04% for ETF Shares, 0.04% for Admiral Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period
(184/366).

33

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

34

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

35

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International plc (diversified manufacturing and services), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center.

Executive Officers

Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior Management Team
Mortimer J. Buckley	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings
James M. Norris

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The index is a product of S&P Dow Jones Indices LLC
Direct Investor Account Services > 800-662-2739	(“SPDJI”), and has been licensed for use by Vanguard.
Standard & Poor’s® and S&P® are registered
Institutional Investor Services > 800-523-1036	trademarks of Standard & Poor’s Financial Services LLC
Text Telephone for People	(“S&P”); Dow Jones® is a registered trademark of Dow
Who Are Deaf or Hard of Hearing > 800-749-7273	Jones Trademark Holdings LLC (“Dow Jones”); S&P®
and S&P 500® are trademarks of S&P; and these
This material may be used in conjunction	trademarks have been licensed for use by SPDJI and
with the offering of shares of any Vanguard	sublicensed for certain purposes by Vanguard.
fund only if preceded or accompanied by	Vanguard product(s) are not sponsored, endorsed, sold
or promoted by SPDJI, Dow Jones, S&P, or their
the fund’s current prospectus.	respective affiliates and none of such parties make any
All comparative mutual fund data are from Lipper, a	representation regarding the advisability of investing in
Thomson Reuters Company, or Morningstar, Inc., unless	such product(s) nor do they have any liability for any
otherwise noted.	errors, omissions, or interruptions of the index.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q400 022017

Annual Report | December 31, 2016

Vanguard U.S. Stock Index Funds
Small-Capitalization Portfolios

Vanguard Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	4
Small-Cap Index Fund.	8
Small-Cap Growth Index Fund.	30
Small-Cap Value Index Fund.	49
Your Fund’s After-Tax Returns.	71
About Your Fund’s Expenses.	72
Glossary.	75

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the 12 months ended December 31, 2016, returns for the three Vanguard small-capitalization U.S. index funds ranged from nearly 25% for Vanguard Small-Cap Value Index Fund to about 11% for Vanguard Small-Cap Growth Index Fund. Vanguard Small-Cap Index Fund, which contains both growth and value stocks, returned about 18%.

• All three funds closely tracked their target indexes. The Small-Cap Index Fund and Small-Cap Value Index Fund trailed the average return of their peers, while the Small-Cap Growth Index Fund surpassed the average return of its peers.

• Small-cap stocks outperformed their large- and mid-cap counterparts, and value stocks outpaced growth stocks.

• Financial and industrial stocks were top contributors for all three funds. The basic materials sector recorded the highest returns for the funds, which saw negative results from health care.

• Over the past decade, the funds posted returns in line with their benchmark indexes and ahead of their peer averages.

Total Returns: Fiscal Year Ended December 31, 2016
Total
Returns
Vanguard Small-Cap Index Fund
Investor Shares	18.17%
ETF Shares
Market Price	18.35
Net Asset Value	18.31
Admiral™ Shares	18.30
Institutional Shares	18.32
Institutional Plus Shares	18.33
CRSP US Small Cap Index	18.26
Small-Cap Core Funds Average	20.61
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

1

Total
Returns
Vanguard Small-Cap Growth Index Fund
Investor Shares	10.61%
ETF Shares
Market Price	10.79
Net Asset Value	10.74
Admiral Shares	10.73
Institutional Shares	10.74
CRSP US Small Cap Growth Index	10.62
Small-Cap Growth Funds Average	9.75
Small-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Small-Cap Value Index Fund
Investor Shares	24.65%
ETF Shares
Market Price	24.80
Net Asset Value	24.80
Admiral Shares	24.78
Institutional Shares	24.80
CRSP US Small Cap Value Index	24.82
Small-Cap Value Funds Average	26.57

Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and
Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.
The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Total Returns: Ten Years Ended December 31, 2016
Average
Annual Return
Small-Cap Index Fund Investor Shares	8.04%
Spliced Small-Cap Index	8.10
Small-Cap Core Funds Average	6.33
For a benchmark description, see the Glossary.
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

2

Average
Annual Return
Small-Cap Growth Index Fund Investor Shares	8.09%
Spliced Small-Cap Growth Index	8.11
Small-Cap Growth Funds Average	6.32
For a benchmark description, see the Glossary.
Small-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Small-Cap Value Index Fund Investor Shares	7.63%
Spliced Small-Cap Value Index	7.76
Small-Cap Value Funds Average	6.61
For a benchmark description, see the Glossary.
Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares Plus Shares		Average
Small-Cap Index Fund	0.20%	0.08%	0.08%	0.07%	0.05%	1.25%
Small-Cap Growth Index Fund	0.20	0.08	0.08	0.07	—	1.36
Small-Cap Value Index Fund	0.20	0.08	0.08	0.07	—	1.33

The fund expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the funds’ expense ratios were: for the Small-Cap Index Fund, 0.18% for Investor Shares, 0.06% for ETF
Shares, 0.06% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; for the Small-Cap Growth Index
Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; and for the Small-Cap
Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The
peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end
2015.

Peer groups: For the Small-Cap Index Fund, Small-Cap Core Funds; for the Small-Cap Growth Index Fund, Small-Cap Growth Funds; and for the
Small-Cap Value Index Fund, Small-Cap Value Funds.

3

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

If you’re like most investors, a big question on your mind is: What’s in store for the markets and the economy in 2017?

At Vanguard, we’re just as curious about the immediate future. But our curiosity is tempered by our belief that forecasts should give a range of possible outcomes, not pinpoint predictions. After all, there are bound to be occurrences the experts won’t see coming.

What really matters for investors

In 2016, we saw two cases in point: The United Kingdom’s June vote to exit the European Union and the November election of Donald Trump as U.S. president. Both unexpected outcomes triggered swift market reactions. But despite some short-term volatility, the markets’ 12-month performance as of December 31, 2016, proved to be less dramatic. U.S. stocks posted healthy returns, and U.S. bonds provided returns close to their long-term averages. International stocks and bonds also advanced, although returns for U.S. investors were reduced by the strength of the U.S. dollar.

The surprises of 2016 remind us to be skeptical of overly precise short-term predictions about 2017. At the cusp of a new year, market prognosticators forecast where the Standard & Poor’s 500 Index or the yield on the 10-year Treasury note will end up in 12 months. Such predictions can be attention-getting. They can also be dead wrong.

4

Investors are better off taking note of long-term trends that stand to influence our economies and markets. We’re watching these trends closely, and we discuss our latest assessment in our 2017 economic and market outlook, which you can read at vanguard.com/research.

Our global economic outlook: Expect stabilization, not stagnation

One phenomenon in particular that we’re watching is the low-growth, low-interest-rate environment that has marked the global economy since the 2008–09 financial crisis. We don’t think this economic backdrop is simply the result of cyclically weak demand or long-term stagnation. Instead, certain structural forces are contributing: Falling technology costs are restraining the amounts businesses are spending on capital investment, an aging population is weighing on growth in the developed world, and the free movement of capital and products across the globe has restrained prices and wages.

In the near term, these forces will continue to dampen growth, inflation, and interest rates. They also make it unlikely that further monetary stimulus from central banks will do much to spur growth.

I realize this all may sound gloomy, but that’s not how we see it. We expect global growth to stabilize at more modest levels, not stagnate. The world isn’t headed for Japanese-style deflation, in which a widespread sustained drop in prices puts economic activity into hibernation.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	12.05%	8.59%	14.69%
Russell 2000 Index (Small-caps)	21.31	6.74	14.46
Russell 3000 Index (Broad U.S. market)	12.74	8.43	14.67
FTSE All-World ex US Index (International)	4.80	-1.16	5.52

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.65%	3.03%	2.23%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.25	4.14	3.28
Citigroup Three-Month U.S. Treasury Bill Index	0.27	0.09	0.08

CPI
Consumer Price Index	2.07%	1.18%	1.36%

5

In fact, we believe that global growth could pick up modestly over time. Our expectation is based on a potential rebound in productivity as new digital technologies are used more effectively. We also anticipate a slight recovery in the labor force as the baby boom generation finishes its transition to retirement, nudging up demand for workers.

Put expansion in perspective

Looking to the United States, the world’s largest economy remains firmly on a long-term-growth path of about 2% per year. That’s lower than the historical average of 3.25% since 1950. We see such growth at this level as fundamentally sound, rather than abnormally low. Our evaluation takes into account lower U.S. population growth and the reality that the economic expansion from the 1980s until the financial crisis was fueled by debt, distorting the numbers.

Turning to prices, we think that core U.S. inflation should modestly exceed 2% in 2017. That, in turn, will support further interest rate hikes by the Federal Reserve, similar to the one at the end of 2016.

We expect the Fed to raise rates in 2017 before taking an extended pause, and we see the federal funds rate staying below 2% through at least 2018.

Prepare for muted returns

And what about prospects for the markets? Vanguard’s outlook for global stocks and bonds remains the most guarded in ten years, given fairly high stock valuations

Expect more modest returns, rely on time-tested principles

In Vanguard’s economic and market outlook for 2017, Global Chief Economist Joseph Davis and his team offer a projection of more modest returns from the global stock and bond markets. They caution that, over the next decade, returns for a balanced portfolio are likely to be moderately below long-run historical averages.

The team’s simulations indicate that for the decade ending in 2026, the average annualized return of a 60% stock/40% bond portfolio is likely to be centered in the 3%–5% range after inflation. That’s below the actual average after-inflation return of 6% for the same portfolio for the nine decades since 1926.

Ultimately, our global market outlook points toward a somewhat more challenging environment, yet one in which, over time, investors with an appropriate level of discipline, diversification, and patience are likely to be rewarded with reasonable inflation-adjusted returns.

For more information about our expectations and the probability of various outcomes, see 2017
Economic and Market Outlook: Stabilization, Not Stagnation, available at vanguard.com/research.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model® (VCMM)
regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from the VCMM are derived from 10,000 simulations for each modeled asset class. Simulations as of September 30, 2016. Results from the model may vary with each use and over time. For more information, see the note at the end of this letter.

6

and the low-interest-rate environment. We don’t expect global bond yields to increase materially from year-end 2016 levels.

Our outlook for global equities is annualized returns of 5%–8% over the next decade. This outlook isn’t bearish, but is actually fairly positive when you take into account the current low-rate environment. (See the box titled Expect more modest returns, rely on time-tested principles for more.)

Focus on the four keys to investment success

Significant trends often happen gradually. Like shifting tides, they’re sometimes barely noticeable at first but ultimately can change the landscape entirely. Other times, apparent trends can end up receding before they have much of a long-term impact. Given the future’s inherent unpredictability, it’s not reasonable to expect a surefire block-buster revelation from any prognosticator or investment firm.

What to conclude, then? No matter what scenario plays out, we believe investors have the best chance for success if they stay focused on what they can control: their goals, asset allocation, and investment costs, along with the discipline to stick to a plan. As Tim Buckley, our chief investment officer, likes to say, this can be easy to say but harder to do, especially in times of uncertainty. Investors who can stay focused on those four keys will find themselves well-positioned to weather any market.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 16, 2017

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.
The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.
The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s Investment Strategy Group.
The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S.
and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

7

Small-Cap Index Fund

Fund Profile
As of December 31, 2016

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	NAESX	VB	VSMAX	VSCIX	VSCPX
Expense Ratio[1]	0.20%	0.08%	0.08%	0.07%	0.05%
30-Day SEC Yield	1.37%	1.49%	1.49%	1.50%	1.49%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Small Cap	Market
	Fund	Index FA Index
Number of Stocks	1,438	1,430	3,833
Median Market Cap	$3.5B	$3.5B	$54.1B
Price/Earnings Ratio	31.5x	31.7x	24.4x
Price/Book Ratio	2.4x	2.5x	2.8x
Return on Equity	11.0%	11.0%	16.5%
Earnings Growth
Rate	9.7%	9.7%	8.2%
Dividend Yield	1.5%	1.5%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	14%	—	—
Short-Term
Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
		CRSP US U.S.	Total
		Small Cap	Market
	Fund	Index FA Index
Basic Materials	4.4%	4.5%	2.6%
Consumer Goods	7.0	6.9	9.6
Consumer Services	12.0	11.9	13.1
Financials	27.3	27.4	20.8
Health Care	8.8	8.8	12.2
Industrials	19.8	19.8	12.9
Oil & Gas	5.4	5.3	6.9
Technology	11.4	11.5	16.4
Telecommunications	0.4	0.4	2.4
Utilities	3.5	3.5	3.1

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Small Cap	Market
	Index	FA Index
R-Squared	1.00	0.84
Beta	1.00	1.15
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Targa Resources Corp.	Exploration &
	Production	0.3%
Diamondback Energy	Exploration &
Inc.	Production	0.3
SVB Financial Group	Banks	0.3
Advanced Micro Devices
Inc.	Semiconductors	0.3
Huntington Ingalls
Industries Inc.	Defense	0.3
HD Supply Holdings Inc.	Industrial Suppliers	0.3
CDW Corp.	Computer Services	0.3
Steel Dynamics Inc.	Iron & Steel	0.3
Newfield Exploration Co. Exploration &
	Production	0.3
Packaging Corp. of	Containers &
America	Packaging	0.3
Top Ten		3.0%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the expense ratios were 0.18% for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, 0.05% for
Institutional Shares, and 0.04% for Institutional Plus Shares.

8

Small-Cap Index Fund

Investment Focus

9

Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2006, Through December 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2016
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Small-Cap Index Fund*Investor
	Shares	18.17%	14.68%	8.04%	$21,672
• • • • • • ••	Spliced Small-Cap Index	18.26	14.81	8.10	21,797
– – – –	Small-Cap Core Funds Average	20.61	13.23	6.33	18,474
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.62	14.59	7.18	20,003
For a benchmark description, see the Glossary.
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Index Fund
ETF Shares Net Asset Value	18.31%	14.83%	8.18%	$21,958
Spliced Small-Cap Index	18.26	14.81	8.10	21,797
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	20,003

See Financial Highlights for dividend and capital gains information.

10

Small-Cap Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2016

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Index Fund Admiral Shares	18.30%	14.83%	8.18%	$21,951
Spliced Small-Cap Index	18.26	14.81	8.10	21,797
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	20,003

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment

Small-Cap Index Fund Institutional Shares	18.32%	14.85%	8.21%	$11,007,326

Spliced Small-Cap Index	18.26	14.81	8.10	10,898,613
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	10,001,613

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(12/17/2010)	Investment
Small-Cap Index Fund Institutional Plus Shares	18.33%	14.87%	11.82%	$196,296,197
Spliced Small-Cap Index	18.26	14.81	11.75	195,571,781
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	12.35	202,055,560
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: December 31, 2006, Through December 31, 2016
	One	Five	Ten
	Year	Years	Years
Small-Cap Index Fund ETF Shares Market Price	18.35%	99.81%	119.85%
Small-Cap Index Fund ETF Shares Net Asset Value	18.31	99.66	119.58
Spliced Small-Cap Index	18.26	99.47	117.97

11

Small-Cap Index Fund

Fiscal-Year Total Returns (%): December 31, 2006, Through December 31, 2016

For a benchmark description, see the Glossary.

12

Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
Steel Dynamics Inc.	5,172,373	184,033	0.3%
RPM International Inc.	2,979,292	160,375	0.2%
Basic Materials—Other †		2,702,696	4.0%
		3,047,104	4.5%
Consumer Goods
* Middleby Corp.	1,284,847	165,501	0.3%
Leggett & Platt Inc.	2,985,163	145,915	0.2%
Pinnacle Foods Inc.	2,636,651	140,929	0.2%
Consumer Goods—Other †		4,366,064	6.4%
		4,818,409	7.1%
Consumer Services
Domino’s Pizza Inc.	1,073,653	170,968	0.3%
* JetBlue Airways Corp.	7,229,327	162,081	0.2%
Consumer Services—Other †		7,941,694	11.6%
		8,274,743	12.1%
Financials
* SVB Financial Group	1,163,177	199,671	0.3%
* Signature Bank	1,158,473	174,003	0.3%
East West Bancorp Inc.	3,219,268	163,635	0.3%
Regency Centers Corp.	2,333,453	160,892	0.2%
Apartment Investment & Management Co.	3,503,444	159,232	0.2%
Kilroy Realty Corp.	2,060,506	150,870	0.2%
American Campus Communities Inc.	2,949,888	146,816	0.2%
PacWest Bancorp	2,685,941	146,223	0.2%
National Retail Properties Inc.	3,285,437	145,216	0.2%
WP Carey Inc.	2,373,468	140,248	0.2%
American Financial Group Inc.	1,551,872	136,751	0.2%
^ Omega Healthcare Investors Inc.	4,357,707	136,222	0.2%
Financials—Other †		17,002,662	24.9%
		18,862,441	27.6%

13

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
	Teleflex Inc.	983,733	158,529	0.3%
*	Align Technology Inc.	1,601,507	153,953	0.2%
*	MEDNAX Inc.	2,090,946	139,382	0.2%
	West Pharmaceutical Services Inc.	1,634,273	138,635	0.2%
	Health Care—Other †		5,478,953	8.0%
			6,069,452	8.9%
Industrials
	Huntington Ingalls Industries Inc.	1,035,331	190,698	0.3%
*	HD Supply Holdings Inc.	4,479,864	190,439	0.3%
	Packaging Corp. of America	2,104,130	178,472	0.3%
	Broadridge Financial Solutions Inc.	2,661,483	176,456	0.3%
	Valspar Corp.	1,594,799	165,237	0.2%
	Carlisle Cos. Inc.	1,440,397	158,861	0.2%
	Spirit AeroSystems Holdings Inc. Class A	2,717,785	158,583	0.2%
	AO Smith Corp.	3,298,266	156,173	0.2%
	Jack Henry & Associates Inc.	1,744,053	154,837	0.2%
	IDEX Corp.	1,702,620	153,338	0.2%
	Lennox International Inc.	913,151	139,867	0.2%
*	Keysight Technologies Inc.	3,795,217	138,791	0.2%
	Allegion plc	2,144,070	137,220	0.2%
*	CoStar Group Inc.	727,808	137,185	0.2%
	Industrials—Other †		11,464,594	16.8%
			13,700,751	20.0%
Oil & Gas
	Targa Resources Corp.	3,836,161	215,094	0.3%
*	Diamondback Energy Inc.	1,977,746	199,871	0.3%
*	Newfield Exploration Co.	4,441,237	179,870	0.2%
*,^	Chesapeake Energy Corp.	19,816,394	139,111	0.2%
	Oil & Gas—Other †		2,987,546	4.4%
			3,721,492	5.4%

[1]Other †			5,630	0.0%

Technology
*	Advanced Micro Devices Inc.	17,593,301	199,508	0.3%
	CDW Corp.	3,587,049	186,849	0.3%
	Leidos Holdings Inc.	3,357,772	171,716	0.3%
*	Cadence Design Systems Inc.	6,402,669	161,475	0.2%
*	CommScope Holding Co. Inc.	4,306,966	160,219	0.2%
*	Microsemi Corp.	2,560,185	138,173	0.2%
	Technology—Other †		6,900,435	10.1%
			7,918,375	11.6%

Telecommunications †			291,551	0.4%

Utilities
	Westar Energy Inc. Class A	3,166,175	178,414	0.3%
	UGI Corp.	3,866,213	178,155	0.3%
	Atmos Energy Corp.	2,322,814	172,237	0.2%
	Utilities—Other †		1,930,401	2.8%
			2,459,207	3.6%
Total Common Stocks (Cost $53,367,847)			69,169,155	101.2%[2]

14

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.823%	10,945,278	1,094,637	0.0%

[5,6]U.S. Government and Agency Obligations †			17,766	0.0%
Total Temporary Cash Investments (Cost $1,112,320)			1,112,403	0.0%[2]
Total Investments (Cost $54,480,167)			70,281,558	101.2%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			5,075
Receivables for Investment Securities Sold			195,062
Receivables for Accrued Income			111,525
Receivables for Capital Shares Issued			78,345
Other Assets[5]			1,830
Total Other Assets			391,837	0.6%
Liabilities
Payables for Investment Securities Purchased			(19,842)
Collateral for Securities on Loan			(734,518)
Payables for Capital Shares Redeemed			(438,316)
Payables to Vanguard			(34,940)
Other Liabilities			(4,150)
Total Liabilities			(1,231,766)	(1.8%)
Net Assets			69,441,629	100.0%

At December 31, 2016, net assets consisted of:
				Amount
				($000)
Paid-in Capital				56,118,572
Overdistributed Net Investment Income				(23,248)
Accumulated Net Realized Losses				(2,449,384)
Unrealized Appreciation (Depreciation)
Investment Securities				15,801,391
Futures Contracts				(5,181)
Swap Contracts				(521)
Net Assets				69,441,629

Investor Shares—Net Assets
Applicable to 71,269,277 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				4,400,726
Net Asset Value Per Share—Investor Shares				$61.75

15

Small-Cap Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 125,313,816 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	16,152,927
Net Asset Value Per Share—ETF Shares	$128.90

Admiral Shares—Net Assets
Applicable to 449,721,155 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	27,778,167
Net Asset Value Per Share—Admiral Shares	$61.77

Institutional Shares—Net Assets
Applicable to 210,958,628 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,029,882
Net Asset Value Per Share—Institutional Shares	$61.77

Institutional Plus Shares—Net Assets
Applicable to 45,322,224 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,079,927
Net Asset Value Per Share—Institutional Plus Shares	$178.28

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $689,588,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and
1.1%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $734,518,000 of collateral received for securities on loan.
5 Securities with a value of $15,290,000 and cash of $1,823,000, have been segregated as initial margin for open futures contracts.
6 Securities with a value of 1,572,000 have been segregated as collateral for open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Small-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2016
($000)
Investment Income
Income
Dividends	964,753
Interest[1]	1,692
Securities Lending—Net	51,566
Total Income	1,018,011
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,715
Management and Administrative—Investor Shares	5,940
Management and Administrative—ETF Shares	4,909
Management and Administrative—Admiral Shares	8,947
Management and Administrative—Institutional Shares	3,926
Management and Administrative—Institutional Plus Shares	1,946
Marketing and Distribution—Investor Shares	875
Marketing and Distribution—ETF Shares	815
Marketing and Distribution—Admiral Shares	2,522
Marketing and Distribution—Institutional Shares	273
Marketing and Distribution—Institutional Plus Shares	98
Custodian Fees	1,422
Auditing Fees	44
Shareholders’ Reports—Investor Shares	89
Shareholders’ Reports—ETF Shares	663
Shareholders’ Reports—Admiral Shares	207
Shareholders’ Reports—Institutional Shares	155
Shareholders’ Reports—Institutional Plus Shares	71
Trustees’ Fees and Expenses	45
Total Expenses	37,662
Net Investment Income	980,349
Realized Net Gain (Loss)[1]
Investment Securities Sold	1,309,386
Futures Contracts	44,048
Swap Contracts	23,815
Realized Net Gain (Loss)	1,377,249
Change in Unrealized Appreciation (Depreciation)
Investment Securities	7,977,668
Futures Contracts	(7,312)
Swap Contracts	(1,829)
Change in Unrealized Appreciation (Depreciation)	7,968,527
Net Increase (Decrease) in Net Assets Resulting from Operations	10,326,125

1 Interest income, and realized net gain (loss) from affiliated companies of the fund were $1,633,000 and $14,000, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Small-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	980,349	790,370
Realized Net Gain (Loss)	1,377,249	2,704,498
Change in Unrealized Appreciation (Depreciation)	7,968,527	(5,655,783)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,326,125	(2,160,915)
Distributions
Net Investment Income
Investor Shares	(62,250)	(55,298)
ETF Shares	(227,380)	(164,546)
Admiral Shares	(399,294)	(309,236)
Institutional Shares	(189,498)	(148,089)
Institutional Plus Shares	(120,494)	(101,667)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(998,916)	(778,836)
Capital Share Transactions
Investor Shares	(288,011)	(344,117)
ETF Shares	2,612,289	2,265,366
Admiral Shares	2,568,322	2,571,958
Institutional Shares	1,232,054	605,267
Institutional Plus Shares	52,625	1,305,476
Net Increase (Decrease) from Capital Share Transactions	6,177,279	6,403,950
Total Increase (Decrease)	15,504,488	3,464,199
Net Assets
Beginning of Period	53,937,141	50,472,942
End of Period[1]	69,441,629	53,937,141
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($23,248,000) and ($28,872,000).

See accompanying Notes, which are an integral part of the Financial Statements.

18

Small-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$53.03	$55.86	$52.69	$38.74	$33.38
Investment Operations
Net Investment Income	. 843.727		.730	. 609	. 659
Net Realized and Unrealized Gain (Loss)
on Investments	8.734	(2.840)	3.148	13.958	5.363
Total from Investment Operations	9.577	(2.113)	3.878	14.567	6.022
Distributions
Dividends from Net Investment Income	(.857)	(.717)	(.708)	(.617)	(.662)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.857)	(.717)	(.708)	(.617)	(.662)
Net Asset Value, End of Period	$61.75	$53.03	$55.86	$52.69	$38.74

Total Return[1]	18.17%	-3.78%	7.37%	37.62%	18.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,401	$4,058	$4,606	$5,041	$3,813
Ratio of Total Expenses to Average Net Assets	0.18%	0.20%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.55%	1.33%	1.40%	1.39%	1.82%
Portfolio Turnover Rate[2]	14%	11%	10%	29%	14%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Small-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$110.71	$116.61	$110.02	$80.89	$69.70
Investment Operations
Net Investment Income	1.899	1.668	1.707	1.424	1.500
Net Realized and Unrealized Gain (Loss)
on Investments	18.221	(5.931)	6.556	29.145	11.194
Total from Investment Operations	20.120	(4.263)	8.263	30.569	12.694
Distributions
Dividends from Net Investment Income	(1.930)	(1.637)	(1.673)	(1.439)	(1.504)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.930)	(1.637)	(1.673)	(1.439)	(1.504)
Net Asset Value, End of Period	$128.90	$110.71	$116.61	$110.02	$80.89

Total Return	18.31%	-3.65%	7.51%	37.80%	18.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,153	$11,478	$9,833	$8,217	$4,691
Ratio of Total Expenses to Average Net Assets	0.06%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.67%	1.45%	1.54%	1.54%	1.96%
Portfolio Turnover Rate[1]	14%	11%	10%	29%	14%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Small-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$53.05	$55.87	$52.72	$38.76	$33.39
Investment Operations
Net Investment Income	. 910.797		. 817	. 681.717
Net Realized and Unrealized Gain (Loss)
on Investments	8.733	(2.833)	3.133	13.968	5.372
Total from Investment Operations	9.643	(2.036)	3.950	14.649	6.089
Distributions
Dividends from Net Investment Income	(.923)	(.784)	(.800)	(.689)	(.719)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.923)	(.784)	(.800)	(.689)	(.719)
Net Asset Value, End of Period	$61.77	$53.05	$55.87	$52.72	$38.76

Total Return[1]	18.30%	-3.64%	7.50%	37.81%	18.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,778	$21,441	$20,034	$10,126	$6,541
Ratio of Total Expenses to Average Net Assets	0.06%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.67%	1.45%	1.54%	1.54%	1.96%
Portfolio Turnover Rate[2]	14%	11%	10%	29%	14%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Small-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$53.05	$55.87	$52.71	$38.76	$33.39
Investment Operations
Net Investment Income	.915	.803	.821	.686	.724
Net Realized and Unrealized Gain (Loss)
on Investments	8.734	(2.834)	3.144	13.957	5.372
Total from Investment Operations	9.649	(2.031)	3.965	14.643	6.096
Distributions
Dividends from Net Investment Income	(.929)	(.789)	(.805)	(.693)	(.726)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.929)	(.789)	(.805)	(.693)	(.726)
Net Asset Value, End of Period	$61.77	$53.05	$55.87	$52.71	$38.76

Total Return	18.32%	-3.63%	7.53%	37.80%	18.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,030	$10,036	$9,975	$9,185	$5,955
Ratio of Total Expenses to Average Net Assets	0.05%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.68%	1.46%	1.55%	1.55%	1.98%
Portfolio Turnover Rate[1]	14%	11%	10%	29%	14%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Small-Cap Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$153.11	$161.27	$152.16	$111.87	$96.37
Investment Operations
Net Investment Income	2.660	2.353	2.405	2.007	2.114
Net Realized and Unrealized Gain (Loss)
on Investments	25.213	(8.203)	9.062	40.311	15.506
Total from Investment Operations	27.873	(5.850)	11.467	42.318	17.620
Distributions
Dividends from Net Investment Income	(2.703)	(2.310)	(2.357)	(2.028)	(2.120)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.703)	(2.310)	(2.357)	(2.028)	(2.120)
Net Asset Value, End of Period	$178.28	$153.11	$161.27	$152.16	$111.87

Total Return	18.33%	-3.62%	7.55%	37.85%	18.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,080	$6,925	$6,024	$4,323	$2,435
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.69%	1.48%	1.57%	1.57%	2.00%
Portfolio Turnover Rate[1]	14%	11%	10%	29%	14%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

24

Small-Cap Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2016, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions

25

Small-Cap Index Fund

only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2016, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

26

Small-Cap Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2016, the fund had contributed to Vanguard capital in the amount of $5,075,000, representing 0.01% of the fund’s net assets and 2.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	69,163,525	—	5,630
Temporary Cash Investments	1,094,637	17,766	—
Futures Contracts—Liabilities[1]	(1,574)	—	—
Swap Contracts—Assets	—	801	—
Swap Contracts—Liabilities	—	(1,322)	—
Total	70,256,588	17,245	5,630
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2017	2,108	143,017	(2,699)
E-mini S&P Mid-Cap 400 Index	March 2017	856	142,019	(2,482)
				(5,181)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

27

Small-Cap Index Fund

At December 31, 2016, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	1/6/17	GSCM	11,012	(1.054%)	(1,322)
SLM Corp.	2/21/17	GSI	33,089	(1.149%)	801
					(521)
GSCM—Goldman Sachs Capital Management.
GSI—Goldman Sachs International.

At December 31, 2016, the counterparty had deposited in segregated accounts securities with a value of $576,000 in connection with amounts due to the fund for open swap contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2016, the fund realized $1,372,134,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains of $23,815,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

For tax purposes, at December 31, 2016, the fund had $17,043,000 of ordinary income available for distribution. At December 31, 2016, the fund had available capital losses totaling $2,454,536,000 to offset future net capital gains. Of this amount, $946,157,000 is subject to expiration dates; $342,008,000 may be used to offset future net capital gains through December 31, 2017, and $604,149,000 through December 31, 2018. Capital losses of $1,508,379,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2016, the cost of investment securities for tax purposes was $54,487,647,000. Net unrealized appreciation of investment securities for tax purposes was $15,793,911,000, consisting of unrealized gains of $19,284,318,000 on securities that had risen in value since their purchase and $3,490,407,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2016, the fund purchased $17,786,079,000 of investment securities and sold $11,420,569,000 of investment securities, other than temporary cash investments. Purchases and sales include $5,563,402,000 and $3,032,246,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

28

Small-Cap Index Fund

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	654,942	11,797	789,795	13,998
Issued in Lieu of Cash Distributions	59,371	1,025	52,866	995
Redeemed	(1,002,324)	(18,063)	(1,186,778)	(20,951)
Net Increase (Decrease)—Investor Shares	(288,011)	(5,241)	(344,117)	(5,958)
ETF Shares
Issued	5,724,040	48,032	8,612,974	73,729
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,111,751)	(26,400)	(6,347,608)	(54,375)
Net Increase (Decrease) —ETF Shares	2,612,289	21,632	2,265,366	19,354
Admiral Shares
Issued	5,993,757	107,648	5,433,397	96,234
Issued in Lieu of Cash Distributions	360,518	6,212	280,050	5,270
Redeemed	(3,785,953)	(68,327)	(3,141,489)	(55,875)
Net Increase (Decrease)—Admiral Shares	2,568,322	45,533	2,571,958	45,629
Institutional Shares
Issued	2,898,327	51,533	2,887,916	51,179
Issued in Lieu of Cash Distributions	180,076	3,099	139,432	2,624
Redeemed	(1,846,349)	(32,869)	(2,422,081)	(43,144)
Net Increase (Decrease) —Institutional Shares	1,232,054	21,763	605,267	10,659
Institutional Plus Shares
Issued	720,960	4,425	2,240,610	13,600
Issued in Lieu of Cash Distributions	117,213	701	97,241	634
Redeemed	(785,548)	(5,029)	(1,032,375)	(6,361)
Net Increase (Decrease)—Institutional Plus Shares	52,625	97	1,305,476	7,873

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2016, that would require recognition or disclosure in these financial statements.

29

Small-Cap Growth Index Fund

Fund Profile
As of December 31, 2016

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VISGX	VBK	VSGAX	VSGIX
Expense Ratio[1]	0.20%	0.08%	0.08%	0.07%
30-Day SEC Yield	0.84%	0.95%	0.95%	0.96%

Portfolio Characteristics
			DJ
		CRSP US	U.S.
		Small Cap	Total
		Growth	Market
	Fund	Index FA	Index
Number of Stocks	679	674	3,833
Median Market Cap	$3.6B	$3.6B	$54.1B
Price/Earnings Ratio	47.7x	47.7x	24.4x
Price/Book Ratio	3.4x	3.4x	2.8x
Return on Equity	11.6%	11.6%	16.5%
Earnings Growth
Rate	14.4%	14.4%	8.2%
Dividend Yield	1.0%	1.0%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	27%	—	—
Short-Term
Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Small Cap U.S.	Total
		Growth	Market
	Fund	Index FA	Index
Basic Materials	2.5%	2.5%	2.6%
Consumer Goods	7.7	7.7	9.6
Consumer Services	14.3	14.3	13.1
Financials	22.2	22.2	20.8
Health Care	13.1	13.1	12.2
Industrials	18.9	18.9	12.9
Oil & Gas	4.8	4.8	6.9
Technology	15.8	15.8	16.4
Telecommunications	0.3	0.3	2.4
Utilities	0.4	0.4	3.1

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Small Cap	Market
	Growth Index	FA Index
R-Squared	1.00	0.78
Beta	1.00	1.14
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Diamondback Energy	Exploration &
Inc.	Production	0.7%
SVB Financial Group	Banks	0.7
HD Supply Holdings Inc.	Industrial Suppliers	0.6
Newfield Exploration Co. Exploration &
	Production	0.6
Signature Bank	Banks	0.6
Domino's Pizza Inc.	Restaurants & Bars	0.6
Middleby Corp.	Durable Household
	Products	0.5
Cadence Design
Systems Inc.	Software	0.5
Regency Centers Corp.	Retail REITs	0.5
AO Smith Corp.	Building Materials &
	Fixtures	0.5
Top Ten		5.8%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the expense ratios were 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for
Institutional Shares.

30

Small-Cap Growth Index Fund

Investment Focus

31

Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2006, Through December 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2016
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Small-Cap Growth Index
	Fund*Investor Shares	10.61%	12.65%	8.09%	$21,770
• • • • • • ••	Spliced Small-Cap Growth Index	10.62	12.68	8.11	21,812
– – – –	Small-Cap Growth Funds Average	9.75	12.02	6.32	18,462
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.62	14.59	7.18	20,003
For a benchmark description, see the Glossary.
Small-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Growth Index Fund
ETF Shares Net Asset Value	10.74%	12.80%	8.23%	$22,059
Spliced Small-Cap Growth Index	10.62	12.68	8.11	21,812
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	20,003

See Financial Highlights for dividend and capital gains information.

32

Small-Cap Growth Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2016
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/27/2011)	Investment
Small-Cap Growth Index Fund Admiral Shares	10.73%	12.80%	13.77%	$19,716
Spliced Small-Cap Growth Index	10.62	12.68	13.66	19,609
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	15.42	21,267
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Growth Index Fund Institutional
Shares	10.74%	12.80%	8.26%	$11,056,087

Spliced Small-Cap Growth Index	10.62	12.68	8.11	10,906,194
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	10,001,613

Cumulative Returns of ETF Shares: December 31, 2006, Through December 31, 2016
	One	Five	Ten
	Year	Years	Years
Small-Cap Growth Index Fund ETF Shares Market
Price	10.79%	82.59%	120.66%
Small-Cap Growth Index Fund ETF Shares Net
Asset Value	10.74	82.60	120.59
Spliced Small-Cap Growth Index	10.62	81.67	118.12

Fiscal-Year Total Returns (%): December 31, 2006, Through December 31, 2016

For a benchmark description, see the Glossary.

33

Small-Cap Growth Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		426,686	2.5%

Consumer Goods
* Middleby Corp.	715,816	92,204	0.5%
Gentex Corp.	3,564,128	70,178	0.4%
* Post Holdings Inc.	766,638	61,630	0.4%
Brunswick Corp.	1,115,654	60,848	0.4%
Consumer Goods—Other †		1,008,756	6.0%
		1,293,616	7.7%
Consumer Services
Domino’s Pizza Inc.	598,103	95,242	0.6%
* Burlington Stores Inc.	878,184	74,426	0.4%
Vail Resorts Inc.	451,394	72,814	0.4%
* Copart Inc.	1,210,822	67,092	0.4%
* VCA Inc.	958,856	65,825	0.4%
Sabre Corp.	2,440,107	60,881	0.4%
Dunkin’ Brands Group Inc.	1,141,067	59,838	0.4%
Consumer Services—Other †		1,898,626	11.3%
		2,394,744	14.3%
Financials
* SVB Financial Group	647,935	111,225	0.7%
* Signature Bank	645,424	96,943	0.6%
Regency Centers Corp.	1,299,953	89,632	0.5%
Kilroy Realty Corp.	1,147,806	84,042	0.5%
American Campus Communities Inc.	1,643,335	81,789	0.5%
WP Carey Inc.	1,322,139	78,125	0.5%
Bank of the Ozarks Inc.	1,431,695	75,293	0.4%
CBOE Holdings Inc.	1,011,182	74,716	0.4%
Gaming and Leisure Properties Inc.	2,413,887	73,913	0.4%
Lamar Advertising Co. Class A	1,028,933	69,185	0.4%
Equity LifeStyle Properties Inc.	955,021	68,857	0.4%

34

Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Douglas Emmett Inc.	1,790,492	65,460	0.4%
	Spirit Realty Capital Inc.	6,015,371	65,327	0.4%
	MarketAxess Holdings Inc.	444,045	65,239	0.4%
	Sun Communities Inc.	817,554	62,633	0.4%
	CubeSmart	2,239,495	59,951	0.4%
	Financials—Other †		2,500,200	14.9%
			3,722,530	22.2%
Health Care
*	Align Technology Inc.	892,143	85,762	0.5%
*	MEDNAX Inc.	1,164,869	77,650	0.5%
	West Pharmaceutical Services Inc.	910,382	77,228	0.4%
*,^	Ionis Pharmaceuticals Inc.	1,507,711	72,114	0.4%
*	DexCom Inc.	1,051,451	62,772	0.4%
	Health Care—Other †		1,826,902	10.9%
			2,202,428	13.1%
Industrials
*	HD Supply Holdings Inc.	2,495,741	106,094	0.6%
	AO Smith Corp.	1,837,471	87,004	0.5%
	Jack Henry & Associates Inc.	971,632	86,261	0.5%
	Lennox International Inc.	508,661	77,912	0.5%
*	CoStar Group Inc.	405,369	76,408	0.5%
*	Old Dominion Freight Line Inc.	871,648	74,779	0.5%
*	Berry Plastics Group Inc.	1,512,717	73,715	0.4%
	Toro Co.	1,291,832	72,278	0.4%
	Nordson Corp.	604,712	67,758	0.4%
	Cognex Corp.	1,013,634	64,487	0.4%
	Industrials—Other †		2,383,281	14.2%
			3,169,977	18.9%
Oil & Gas
*	Diamondback Energy Inc.	1,101,821	111,350	0.7%
*	Newfield Exploration Co.	2,474,237	100,207	0.6%
*	Parsley Energy Inc. Class A	2,010,705	70,857	0.4%
*	Southwestern Energy Co.	6,163,309	66,687	0.4%
	Oil & Gas—Other †		462,806	2.7%
			811,907	4.8%

[1]Other †			1,996	0.0%

Technology
*	Cadence Design Systems Inc.	3,566,917	89,958	0.5%
*	PTC Inc.	1,438,088	66,540	0.4%
*	Ultimate Software Group Inc.	342,715	62,494	0.4%
	SS&C Technologies Holdings Inc.	2,144,417	61,330	0.3%
	Technology—Other †		2,365,562	14.1%
			2,645,884	15.7%

Telecommunications †			42,793	0.3%

Utilities †			58,162	0.3%
Total Common Stocks (Cost $13,465,023)			16,770,723	99.8%[2]

35

Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.823%	3,084,955	308,527	1.9%

		Face
	Maturity	Amount
	Date	($000)
U.S. Government and Agency Obligations
5 United States Treasury Bill 0.287%–0.574%	1/5/17–5/11/17	4,600	4,593	0.0%
Total Temporary Cash Investments (Cost $313,099)			313,120	1.9%[2]
Total Investments (Cost $13,778,122)			17,083,843	101.7%

	Amount
	($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	1,248
Receivables for Investment Securities Sold	24,583
Receivables for Accrued Income	20,622
Receivables for Capital Shares Issued	19,478
Other Assets	789
Total Other Assets	66,720	0.4%
Liabilities
Payables for Investment Securities Purchased	(25,999)
Collateral for Securities on Loan	(253,746)
Payables for Capital Shares Redeemed	(65,753)
Payables to Vanguard	(10,673)
Other Liabilities	(288)
Total Liabilities	(356,459)	(2.1%)
Net Assets	16,794,104	100.0%

At December 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	14,958,571
Overdistributed Net Investment Income	(7,786)
Accumulated Net Realized Losses	(1,462,188)
Unrealized Appreciation (Depreciation)
Investment Securities	3,305,721
Futures Contracts	(214)
Net Assets	16,794,104

Investor Shares—Net Assets
Applicable to 49,416,961 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,849,775
Net Asset Value Per Share—Investor Shares	$37.43

36

Small-Cap Growth Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 40,036,602 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,327,546
Net Asset Value Per Share—ETF Shares	$133.07

Admiral Shares—Net Assets
Applicable to 142,079,830 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,648,043
Net Asset Value Per Share—Admiral Shares	$46.79

Institutional Shares—Net Assets
Applicable to 79,223,770 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,968,740
Net Asset Value Per Share—Institutional Shares	$37.47

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $237,110,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $253,746,000 of collateral received for securities on loan.
5 Securities with a value of $2,338,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

37

Small-Cap Growth Index Fund

Statement of Operations

Year Ended
December 31, 2016
($000)
Investment Income
Income
Dividends	166,028
Interest[1]	192
Securities Lending—Net	20,574
Total Income	186,794
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,029
Management and Administrative—Investor Shares	2,714
Management and Administrative—ETF Shares	2,028
Management and Administrative—Admiral Shares	2,582
Management and Administrative—Institutional Shares	1,149
Marketing and Distribution—Investor Shares	424
Marketing and Distribution—ETF Shares	274
Marketing and Distribution—Admiral Shares	657
Marketing and Distribution—Institutional Shares	69
Custodian Fees	317
Auditing Fees	43
Shareholders’ Reports—Investor Shares	41
Shareholders’ Reports—ETF Shares	169
Shareholders’ Reports—Admiral Shares	59
Shareholders’ Reports—Institutional Shares	48
Trustees’ Fees and Expenses	13
Total Expenses	12,616
Net Investment Income	174,178
Realized Net Gain (Loss)
Investment Securities Sold[1]	228,232
Futures Contracts	5,461
Realized Net Gain (Loss)	233,693
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,142,712
Futures Contracts	(890)
Change in Unrealized Appreciation (Depreciation)	1,141,822
Net Increase (Decrease) in Net Assets Resulting from Operations	1,549,693

1 Interest income and realized net gain (loss) from an affiliated company of the fund were $181,000 and $8,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	174,178	151,158
Realized Net Gain (Loss)	233,693	1,020,447
Change in Unrealized Appreciation (Depreciation)	1,141,822	(1,652,697)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,549,693	(481,092)
Distributions
Net Investment Income
Investor Shares	(18,600)	(17,081)
ETF Shares	(54,924)	(42,821)
Admiral Shares	(70,685)	(56,786)
Institutional Shares	(33,048)	(31,997)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(177,257)	(148,685)
Capital Share Transactions
Investor Shares	(296,130)	(276,043)
ETF Shares	515,234	689,690
Admiral Shares	153,535	738,083
Institutional Shares	(85,285)	(732,337)
Net Increase (Decrease) from Capital Share Transactions	287,354	419,393
Total Increase (Decrease)	1,659,790	(210,384)
Net Assets
Beginning of Period	15,134,314	15,344,698
End of Period[1]	16,794,104	15,134,314
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($7,786,000) and ($4,790,000).

See accompanying Notes, which are an integral part of the Financial Statements.

39

Small-Cap Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$34.18	$35.40	$34.37	$25.03	$21.49
Investment Operations
Net Investment Income	.355	.292	.303	.168	.223
Net Realized and Unrealized Gain (Loss)
on Investments	3.257	(1.225)	1.029	9.336	3.541
Total from Investment Operations	3.612	(.933)	1.332	9.504	3.764
Distributions
Dividends from Net Investment Income	(.362)	(.287)	(.302)	(.164)	(.224)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.362)	(.287)	(.302)	(.164)	(.224)
Net Asset Value, End of Period	$37.43	$34.18	$35.40	$34.37	$25.03

Total Return[1]	10.61%	-2.64%	3.88%	37.98%	17.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,850	$1,986	$2,326	$2,859	$2,649
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.03%	0.82%	0.87%	0.63%	0.97%
Portfolio Turnover Rate[2]	27%	23%	26%	50%	37%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Small-Cap Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$121.53	$125.88	$122.23	$89.03	$76.45
Investment Operations
Net Investment Income	1.416	1.202	1.277	.802	.925
Net Realized and Unrealized Gain (Loss)
on Investments	11.563	(4.362)	3.643	33.188	12.578
Total from Investment Operations	12.979	(3.160)	4.920	33.990	13.503
Distributions
Dividends from Net Investment Income	(1.439)	(1.190)	(1.270)	(.790)	(.923)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.439)	(1.190)	(1.270)	(.790)	(.923)
Net Asset Value, End of Period	$133.07	$121.53	$125.88	$122.23	$89.03

Total Return	10.74%	-2.51%	4.02%	38.18%	17.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,328	$4,422	$3,900	$3,637	$2,209
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.15%	0.94%	1.01%	0.78%	1.11%
Portfolio Turnover Rate[1]	27%	23%	26%	50%	37%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Small-Cap Growth Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$42.73	$44.26	$42.98	$31.30	$26.88
Investment Operations
Net Investment Income	.496	.421	.449	.284	.326
Net Realized and Unrealized Gain (Loss)
on Investments	4.069	(1.534)	1.277	11.676	4.420
Total from Investment Operations	4.565	(1.113)	1.726	11.960	4.746
Distributions
Dividends from Net Investment Income	(.505)	(.417)	(.446)	(.280)	(.326)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.505)	(.417)	(.446)	(.280)	(.326)
Net Asset Value, End of Period	$46.79	$42.73	$44.26	$42.98	$31.30

Total Return[1]	10.73%	-2.52%	4.02%	38.22%	17.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,648	$5,933	$5,434	$4,881	$2,539
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.15%	0.94%	1.01%	0.78%	1.11%
Portfolio Turnover Rate[2]	27%	23%	26%	50%	37%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Small-Cap Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$34.22	$35.45	$34.42	$25.07	$21.53
Investment Operations
Net Investment Income	.401	.341	.362	.229	.265
Net Realized and Unrealized Gain (Loss)
on Investments	3.257	(1.234)	1.028	9.346	3.540
Total from Investment Operations	3.658	(.893)	1.390	9.575	3.805
Distributions
Dividends from Net Investment Income	(.408)	(.337)	(.360)	(.225)	(.265)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.408)	(.337)	(.360)	(.225)	(.265)
Net Asset Value, End of Period	$37.47	$34.22	$35.45	$34.42	$25.07

Total Return	10.74%	-2.52%	4.04%	38.20%	17.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,969	$2,793	$3,685	$3,823	$2,302
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.16%	0.95%	1.02%	0.79%	1.13%
Portfolio Turnover Rate[1]	27%	23%	26%	50%	37%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

44

Small-Cap Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2016, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

45

Small-Cap Growth Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2016, the fund had contributed to Vanguard capital in the amount of $1,248,000, representing 0.01% of the fund’s net assets and 0.50% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	16,768,727	—	1,996
Temporary Cash Investments	308,527	4,593	—
Futures Contracts—Liabilities[1]	(288)	—	—
Total	17,076,966	4,593	1,996
1 Represents variation margin on the last day of the reporting period.

46

Small-Cap Growth Index Fund

D. At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2017	450	30,530	(214)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2016, the fund realized $515,782,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2016, the fund had $2,213,000 of ordinary income available for distribution. At December 31, 2016, the fund had available capital losses totaling $1,462,399,000 to offset future net capital gains. Of this amount, $504,200,000 is subject to expiration dates; $243,082,000 may be used to offset future net capital gains through December 31, 2017, and $261,118,000 through December 31, 2018. Capital losses of $958,199,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2016, the cost of investment securities for tax purposes was $13,778,122,000. Net unrealized appreciation of investment securities for tax purposes was $3,305,721,000, consisting of unrealized gains of $4,335,756,000 on securities that had risen in value since their purchase and $1,030,035,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2016, the fund purchased $5,852,140,000 of investment securities and sold $5,529,270,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,720,019,000 and $1,386,204,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

47

Small-Cap Growth Index Fund

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2016, such purchases and sales were $396,261,000 and $899,179,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	292,382	8,461	445,273	12,230
Issued in Lieu of Cash Distributions	17,459	484	16,016	467
Redeemed	(605,971)	(17,626)	(737,332)	(20,291)
Net Increase (Decrease)—Investor Shares	(296,130)	(8,681)	(276,043)	(7,594)
ETF Shares
Issued	1,959,994	15,347	3,792,432	29,561
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,444,760)	(11,700)	(3,102,742)	(24,150)
Net Increase (Decrease)—ETF Shares	515,234	3,647	689,690	5,411
Admiral Shares
Issued	1,300,181	30,042	1,619,752	35,551
Issued in Lieu of Cash Distributions	65,555	1,452	52,365	1,221
Redeemed	(1,212,201)	(28,261)	(934,034)	(20,690)
Net Increase (Decrease)—Admiral Shares	153,535	3,233	738,083	16,082
Institutional Shares
Issued	679,966	19,542	617,232	16,815
Issued in Lieu of Cash Distributions	31,452	871	30,844	897
Redeemed	(796,703)	(22,798)	(1,380,413)	(40,068)
Net Increase (Decrease)—Institutional Shares	(85,285)	(2,385)	(732,337)	(22,356)

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2016, that would require recognition or disclosure in these financial statements.

48

Small-Cap Value Index Fund

Fund Profile
As of December 31, 2016

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VISVX	VBR	VSIAX	VSIIX
Expense Ratio[1]	0.20%	0.08%	0.08%	0.07%
30-Day SEC Yield	1.74%	1.86%	1.86%	1.86%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Small Cap	Market
	Fund	Value Index	FA Index
Number of Stocks	833	829	3,833
Median Market Cap	$3.4B	$3.4B	$54.1B
Price/Earnings Ratio	24.9x	25.2x	24.4x
Price/Book Ratio	2.0x	2.1x	2.8x
Return on Equity	10.7%	10.7%	16.5%
Earnings Growth
Rate	7.0%	7.0%	8.2%
Dividend Yield	1.9%	1.9%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	18%	—	—
Short-Term
Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Small Cap	Market
	Fund	Value Index	FA Index
Basic Materials	5.8%	5.9%	2.6%
Consumer Goods	6.4	6.4	9.6
Consumer Services	10.2	10.1	13.1
Financials	31.2	31.3	20.8
Health Care	5.4	5.4	12.2
Industrials	20.5	20.5	12.9
Oil & Gas	5.8	5.8	6.9
Technology	8.1	8.1	16.4
Telecommunications	0.6	0.5	2.4
Utilities	6.0	6.0	3.1

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Small Cap	Market
	Value Index	FA Index
R-Squared	1.00	0.83
Beta	1.00	1.15
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Targa Resources Corp.	Exploration &
	Production	0.6%
Huntington Ingalls
Industries Inc.	Defense	0.5
CDW Corp.	Computer Services	0.5
Steel Dynamics Inc.	Iron & Steel	0.5
Westar Energy Inc.	Conventional
	Electricity	0.5
UGI Corp.	Gas Distribution	0.5
Broadridge Financial	Financial
Solutions Inc.	Administration	0.5
Atmos Energy Corp.	Gas Distribution	0.4
Leidos Holdings Inc.	Computer Services	0.4
Valspar Corp.	Building Materials &
	Fixtures	0.4
Top Ten		4.8%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the expense ratios were 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for
Institutional Shares.

49

Small-Cap Value Index Fund

Investment Focus

50

Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2006, Through December 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2016
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Small-Cap Value Index Fund*Investor
	Shares	24.65%	16.21%	7.63%	$20,861
• • • • • • ••	Spliced Small-Cap Value Index	24.82	16.41	7.76	21,110
– – – –	Small-Cap Value Funds Average	26.57	14.12	6.61	18,967
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.62	14.59	7.18	20,003
For a benchmark description, see the Glossary.
Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Value Index Fund
ETF Shares Net Asset Value	24.80%	16.37%	7.77%	$21,130
Spliced Small-Cap Value Index	24.82	16.41	7.76	21,110
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	20,003

See Financial Highlights for dividend and capital gains information.

51

Small-Cap Value Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2016
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/27/2011)	Investment
Small-Cap Value Index Fund Admiral Shares	24.78%	16.36%	17.62%	$23,479
Spliced Small-Cap Value Index	24.82	16.41	17.66	23,530
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	15.42	21,267
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Value Index Fund Institutional
Shares	24.80%	16.37%	7.80%	$10,595,759

Spliced Small-Cap Value Index	24.82	16.41	7.76	10,555,139
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	10,001,613

Cumulative Returns of ETF Shares: December 31, 2006, Through December 31, 2016
	One	Five	Ten
	Year	Years	Years
Small-Cap Value Index Fund ETF Shares Market
Price	24.80%	113.32%	111.31%
Small-Cap Value Index Fund ETF Shares Net Asset
Value	24.80	113.36	111.30
Spliced Small-Cap Value Index	24.82	113.79	111.10

Fiscal-Year Total Returns (%): December 31, 2006, Through December 31, 2016

For a benchmark description, see the Glossary.

52

Small-Cap Value Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
Steel Dynamics Inc.	3,273,906	116,486	0.5%
RPM International Inc.	1,883,985	101,415	0.4%
United States Steel Corp.	2,437,803	80,472	0.3%
Basic Materials—Other †		1,143,776	4.6%
		1,442,149	5.8%
Consumer Goods
Leggett & Platt Inc.	1,889,439	92,356	0.4%
Pinnacle Foods Inc.	1,669,008	89,209	0.4%
Consumer Goods—Other †		1,395,351	5.6%
		1,576,916	6.4%
Consumer Services
* JetBlue Airways Corp.	4,575,929	102,592	0.4%
KAR Auction Services Inc.	1,953,027	83,238	0.3%
Service Corp. International	2,555,223	72,568	0.3%
Consumer Services—Other †		2,250,843	9.1%
		2,509,241	10.1%
Financials
East West Bancorp Inc.	2,037,793	103,581	0.4%
Apartment Investment & Management Co.	2,217,646	100,792	0.4%
National Retail Properties Inc.	2,079,668	91,921	0.4%
American Financial Group Inc.	981,277	86,470	0.4%
Endurance Specialty Holdings Ltd.	907,915	83,891	0.3%
Liberty Property Trust	2,077,892	82,077	0.3%
Starwood Property Trust Inc.	3,624,289	79,553	0.3%
RenaissanceRe Holdings Ltd.	581,802	79,253	0.3%
Hospitality Properties Trust	2,322,133	73,705	0.3%
Highwoods Properties Inc.	1,415,912	72,226	0.3%
Financials—Other †		6,841,273	27.7%
		7,694,742	31.1%

53

Small-Cap Value Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
	Teleflex Inc.	622,683	100,345	0.4%
*	United Therapeutics Corp.	599,606	86,001	0.4%
*	WellCare Health Plans Inc.	626,154	85,833	0.3%
	Health Care—Other †		1,066,661	4.3%
			1,338,840	5.4%
Industrials
	Huntington Ingalls Industries Inc.	655,405	120,719	0.5%
	Broadridge Financial Solutions Inc.	1,682,336	111,539	0.5%
	Valspar Corp.	1,009,314	104,575	0.4%
	Carlisle Cos. Inc.	911,357	100,514	0.4%
	Spirit AeroSystems Holdings Inc. Class A	1,721,192	100,432	0.4%
	IDEX Corp.	1,076,709	96,968	0.4%
	Allegion plc	1,357,270	86,865	0.4%
	PerkinElmer Inc.	1,548,524	80,756	0.3%
	MDU Resources Group Inc.	2,760,755	79,427	0.3%
*	AECOM	2,176,210	79,127	0.3%
	Donaldson Co. Inc.	1,875,041	78,902	0.3%
	Sonoco Products Co.	1,409,577	74,285	0.3%
	Orbital ATK Inc.	826,918	72,546	0.3%
	Industrials—Other †		3,870,573	15.6%
			5,057,228	20.4%
Oil & Gas
	Targa Resources Corp.	2,428,085	136,143	0.5%
*	Chesapeake Energy Corp.	12,543,429	88,055	0.4%
*,^	Transocean Ltd.	5,166,607	76,156	0.3%
	Oil & Gas—Other †		1,131,544	4.6%
			1,431,898	5.8%

[1]Other †			1,196	0.0%

Technology
	CDW Corp.	2,266,440	118,059	0.5%
	Leidos Holdings Inc.	2,125,385	108,692	0.4%
*	CommScope Holding Co. Inc.	2,726,235	101,416	0.4%
*	Microsemi Corp.	1,620,672	87,468	0.4%
*	ARRIS International plc	2,681,359	80,789	0.3%
*	ON Semiconductor Corp.	5,894,210	75,210	0.3%
	CSRA Inc.	2,310,260	73,559	0.3%
	Teradyne Inc.	2,844,030	72,238	0.3%
	Technology—Other †		1,286,446	5.2%
			2,003,877	8.1%

Telecommunications †			135,284	0.6%

Utilities
	Westar Energy Inc. Class A	2,004,082	112,930	0.5%
	UGI Corp.	2,444,124	112,625	0.5%
	Atmos Energy Corp.	1,469,135	108,936	0.4%
	Great Plains Energy Inc.	3,043,373	83,236	0.3%
	Aqua America Inc.	2,504,490	75,235	0.3%
	Utilities—Other †		995,659	4.0%
			1,488,621	6.0%
Total Common Stocks (Cost $19,706,245)			24,679,992	99.7%[2]

54

Small-Cap Value Index Fund

			Market	Percentage
			Value•	of Net
Coupon		Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.823%	2,835,641	283,592	1.2%

		Face
	Maturity	Amount
	Date	($000)
U.S. Government and Agency Obligations
5 United States Treasury Bill 0.487%–0.607%	3/16/17–5/25/17	4,175	4,168	0.0%
Total Temporary Cash Investments (Cost $287,743)			287,760	1.2%[2]
Total Investments (Cost $19,993,988)			24,967,752	100.9%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			1,754
Receivables for Investment Securities Sold			1,209
Receivables for Accrued Income			46,638
Receivables for Capital Shares Issued			35,955
Other Assets			881
Total Other Assets			86,437	0.3%
Liabilities
Payables for Investment Securities Purchased			(104,770)
Collateral for Securities on Loan			(143,700)
Payables for Capital Shares Redeemed			(41,714)
Payables for Distributions			(1)
Payables to Vanguard			(12,622)
Other Liabilities			(1,066)
Total Liabilities			(303,873)	(1.2%)
Net Assets			24,750,316	100.0%

At December 31, 2016, net assets consisted of:
				Amount
				($000)
Paid-in Capital				21,114,173
Overdistributed Net Investment Income				(7,768)
Accumulated Net Realized Losses				(1,328,652)
Unrealized Appreciation (Depreciation)
Investment Securities				4,973,764
Futures Contracts				(970)
Swap Contracts				(231)
Net Assets				24,750,316

Investor Shares—Net Assets
Applicable to 81,284,001 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,357,106
Net Asset Value Per Share—Investor Shares				$29.00

55

Small-Cap Value Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 83,032,469 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,042,425
Net Asset Value Per Share—ETF Shares	$120.95

Admiral Shares—Net Assets
Applicable to 182,205,430 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,469,088
Net Asset Value Per Share—Admiral Shares	$51.97

Institutional Shares—Net Assets
Applicable to 99,200,204 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,881,697
Net Asset Value Per Share—Institutional Shares	$29.05

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $137,393,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and
0.7%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $143,700,000 of collateral received for securities on loan.
5 Securities with a value of $4,168,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

56

Small-Cap Value Index Fund

Statement of Operations

Year Ended
December 31, 2016
($000)
Investment Income
Income
Dividends	404,887
Interest[1]	432
Securities Lending—Net	9,671
Total Income	414,990
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,416
Management and Administrative—Investor Shares	2,943
Management and Administrative—ETF Shares	3,150
Management and Administrative—Admiral Shares	3,099
Management and Administrative—Institutional Shares	1,006
Marketing and Distribution—Investor Shares	477
Marketing and Distribution—ETF Shares	454
Marketing and Distribution—Admiral Shares	810
Marketing and Distribution—Institutional Shares	74
Custodian Fees	591
Auditing Fees	44
Shareholders’ Reports—Investor Shares	44
Shareholders’ Reports—ETF Shares	305
Shareholders’ Reports—Admiral Shares	68
Shareholders’ Reports—Institutional Shares	53
Trustees’ Fees and Expenses	16
Total Expenses	15,550
Net Investment Income	399,440
Realized Net Gain (Loss)
Investment Securities Sold[1]	687,072
Futures Contracts	7,140
Swap Contracts	11,583
Realized Net Gain (Loss)	705,795
Change in Unrealized Appreciation (Depreciation)
Investment Securities	3,422,375
Futures Contracts	(859)
Swap Contracts	(216)
Change in Unrealized Appreciation (Depreciation)	3,421,300
Net Increase (Decrease) in Net Assets Resulting from Operations	4,526,535
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $413,000 and $1,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	399,440	310,189
Realized Net Gain (Loss)	705,795	603,681
Change in Unrealized Appreciation (Depreciation)	3,421,300	(1,747,453)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,526,535	(833,583)
Distributions
Net Investment Income
Investor Shares	(38,162)	(37,107)
ETF Shares	(160,038)	(109,974)
Admiral Shares	(156,336)	(122,857)
Institutional Shares	(51,718)	(46,306)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(406,254)	(316,244)
Capital Share Transactions
Investor Shares	(26,492)	(185,953)
ETF Shares	2,792,764	1,201,693
Admiral Shares	1,391,975	1,133,431
Institutional Shares	19,318	585,111
Net Increase (Decrease) from Capital Share Transactions	4,177,565	2,734,282
Total Increase (Decrease)	8,297,846	1,584,455
Net Assets
Beginning of Period	16,452,470	14,868,015
End of Period[1]	24,750,316	16,452,470
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($7,768,000) and ($12,759,000).

See accompanying Notes, which are an integral part of the Financial Statements.

58

Small-Cap Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$23.69	$25.34	$23.33	$17.40	$15.04
Investment Operations
Net Investment Income	.477	.431	.425	.394	.428
Net Realized and Unrealized Gain (Loss)
on Investments	5.315	(1.643)	1.995	5.936	2.364
Total from Investment Operations	5.792	(1.212)	2.420	6.330	2.792
Distributions
Dividends from Net Investment Income	(.482)	(.438)	(.410)	(.400)	(.432)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.482)	(.438)	(.410)	(.400)	(.432)
Net Asset Value, End of Period	$29.00	$23.69	$25.34	$23.33	$17.40

Total Return[1]	24.65%	-4.78%	10.39%	36.41%	18.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,357	$1,972	$2,293	$2,375	$2,001
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.96%	1.78%	1.84%	2.03%	2.66%
Portfolio Turnover Rate[2]	18%	16%	12%	47%	25%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

59

Small-Cap Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$98.81	$105.71	$97.32	$72.60	$62.73
Investment Operations
Net Investment Income	2.119	1.933	1.933	1.796	1.896
Net Realized and Unrealized Gain (Loss)
on Investments	22.159	(6.870)	8.326	24.742	9.877
Total from Investment Operations	24.278	(4.937)	10.259	26.538	11.773
Distributions
Dividends from Net Investment Income	(2.138)	(1.963)	(1.869)	(1.818)	(1.903)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.138)	(1.963)	(1.869)	(1.818)	(1.903)
Net Asset Value, End of Period	$120.95	$98.81	$105.71	$97.32	$72.60

Total Return	24.80%	-4.67%	10.55%	36.57%	18.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,042	$5,679	$4,874	$3,908	$2,281
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.08%	1.90%	1.98%	2.18%	2.80%
Portfolio Turnover Rate[1]	18%	16%	12%	47%	25%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

60

Small-Cap Value Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$42.46	$45.42	$41.82	$31.20	$26.96
Investment Operations
Net Investment Income	.911	.830	.831	.773	.814
Net Realized and Unrealized Gain (Loss)
on Investments	9.518	(2.947)	3.573	10.629	4.245
Total from Investment Operations	10.429	(2.117)	4.404	11.402	5.059
Distributions
Dividends from Net Investment Income	(.919)	(.843)	(.804)	(.782)	(.819)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.919)	(.843)	(.804)	(.782)	(.819)
Net Asset Value, End of Period	$51.97	$42.46	$45.42	$41.82	$31.20

Total Return[1]	24.78%	-4.65%	10.55%	36.58%	18.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,469	$6,467	$5,775	$4,371	$2,563
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.08%	1.90%	1.98%	2.18%	2.80%
Portfolio Turnover Rate[2]	18%	16%	12%	47%	25%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

61

Small-Cap Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$23.73	$25.39	$23.37	$17.44	$15.07
Investment Operations
Net Investment Income	.510	.465	.467	.434	.459
Net Realized and Unrealized Gain (Loss)
on Investments	5.324	(1.652)	2.004	5.935	2.371
Total from Investment Operations	5.834	(1.187)	2.471	6.369	2.830
Distributions
Dividends from Net Investment Income	(.514)	(.473)	(.451)	(.439)	(.460)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.514)	(.473)	(.451)	(.439)	(.460)
Net Asset Value, End of Period	$29.05	$23.73	$25.39	$23.37	$17.44

Total Return	24.80%	-4.67%	10.59%	36.55%	18.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,882	$2,334	$1,927	$1,699	$979
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.09%	1.91%	1.99%	2.19%	2.82%
Portfolio Turnover Rate[1]	18%	16%	12%	47%	25%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

62

Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

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Small-Cap Value Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2016, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value

64

Small-Cap Value Index Fund

of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2016, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board

65

Small-Cap Value Index Fund

of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2016, the fund had contributed to Vanguard capital in the amount of $1,754,000, representing 0.01% of the fund’s net assets and 0.70% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	24,678,796	—	1,196
Temporary Cash Investments	283,592	4,168	—
Futures Contracts—Liabilities[1]	(358)	—	—
Swap Contracts—Assets	—	462	—
Swap Contracts—Liabilities	—	(693)	—
Total	24,962,030	3,937	1,196
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2017	850	57,668	(435)
E-mini S&P MidCap 400 Index	March 2017	168	27,873	(535)
				(970)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

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Small-Cap Value Index Fund

At December 31, 2016, the fund had the following open total return swap contracts:
				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	1/6/17	GSCM	5,774	(1.054%)	(693)
SLM Corp	2/21/17	GSCM	21,990	(1.149%)	462
					(231)
GSCM—Goldman Sachs Capital Management.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2016, the fund realized $792,428,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains of $11,582,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

For tax purposes, at December 31, 2016, the fund had $7,201,000 of ordinary income available for distribution. At December 31, 2016, the fund had available capital losses totaling $1,328,580,000 to offset future net capital gains. Of this amount, $876,582,000 is subject to expiration dates; $487,808,000 may be used to offset future net capital gains through December 31, 2017 and $388,774,000 through December 31, 2018. Capital losses of $451,998,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2016, the cost of investment securities for tax purposes was $19,998,467,000. Net unrealized appreciation of investment securities for tax purposes was $4,969,285,000, consisting of unrealized gains of $5,851,753,000 on securities that had risen in value since their purchase and $882,468,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2016, the fund purchased $9,838,436,000 of investment securities and sold $5,619,346,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,557,464,000 and $2,078,604,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

67

Small-Cap Value Index Fund

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2016, such purchases and sales were $1,337,676,000 and $529,722,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	532,293	20,585	553,081	21,859
Issued in Lieu of Cash Distributions	35,750	1,344	34,543	1,457
Redeemed	(594,535)	(23,881)	(773,577)	(30,550)
Net Increase (Decrease)—Investor Shares	(26,492)	(1,952)	(185,953)	(7,234)
ETF Shares
Issued	4,897,606	44,777	3,498,833	33,427
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,104,842)	(19,225)	(2,297,140)	(22,050)
Net Increase (Decrease)—ETF Shares	2,792,764	25,552	1,201,693	11,377
Admiral Shares
Issued	2,512,864	54,695	1,945,006	43,019
Issued in Lieu of Cash Distributions	140,487	2,939	110,002	2,591
Redeemed	(1,261,376)	(27,751)	(921,577)	(20,420)
Net Increase (Decrease)—Admiral Shares	1,391,975	29,883	1,133,431	25,190
Institutional Shares
Issued	800,851	31,696	1,034,933	40,325
Issued in Lieu of Cash Distributions	47,233	1,780	42,411	1,788
Redeemed	(828,766)	(32,642)	(492,233)	(19,662)
Net Increase (Decrease)—Institutional Shares	19,318	834	585,111	22,451

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2016, that would require recognition or disclosure in these financial statements.

68

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and the Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund: In our opinion, the accompanying statements of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2017

69

Special 2016 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Small-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2016, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Small-Cap Index Fund	667,176
Small-Cap Growth Index Fund	89,603
Small-Cap Value Index Fund	304,041

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Small-Cap Index Fund	64.3%
Small-Cap Growth Index Fund	49.1
Small-Cap Value Index Fund	71.9

70

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Small-Capitalization Portfolios
Periods Ended December 31, 2016

	One	Five	Ten
	Year	Years	Years
Small-Cap Index Fund Investor Shares
Returns Before Taxes	18.17%	14.68%	8.04%
Returns After Taxes on Distributions	17.65	14.23	7.69
Returns After Taxes on Distributions and Sale of Fund Shares	10.48	11.70	6.44

	One	Five	Ten
	Year	Years	Years
Small-Cap Growth Index Fund Investor Shares
Returns Before Taxes	10.61%	12.65%	8.09%
Returns After Taxes on Distributions	10.24	12.37	7.91
Returns After Taxes on Distributions and Sale of Fund Shares	6.10	10.05	6.55

	One	Five	Ten
	Year	Years	Years
Small-Cap Value Index Fund Investor Shares
Returns Before Taxes	24.65%	16.21%	7.63%
Returns After Taxes on Distributions	24.00	15.62	7.12
Returns After Taxes on Distributions and Sale of Fund Shares	14.22	12.94	6.03

71

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

72

Six Months Ended December 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2016	12/31/2016	Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,125.87	$0.91
ETF Shares	1,000.00	1,126.47	0.27
Admiral Shares	1,000.00	1,126.50	0.27
Institutional Shares	1,000.00	1,126.55	0.21
Institutional Plus Shares	1,000.00	1,126.49	0.16
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,081.17	$0.94
ETF Shares	1,000.00	1,081.84	0.31
Admiral Shares	1,000.00	1,081.67	0.31
Institutional Shares	1,000.00	1,081.83	0.26
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,162.70	$0.98
ETF Shares	1,000.00	1,163.26	0.33
Admiral Shares	1,000.00	1,163.21	0.33
Institutional Shares	1,000.00	1,163.13	0.29

73

Six Months Ended December 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2016	12/31/2016	Period
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,024.28	$0.86
ETF Shares	1,000.00	1,024.89	0.25
Admiral Shares	1,000.00	1,024.89	0.25
Institutional Shares	1,000.00	1,024.94	0.20
Institutional Plus Shares	1,000.00	1,024.99	0.15
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.23	$0.92
ETF Shares	1,000.00	1,024.84	0.31
Admiral Shares	1,000.00	1,024.84	0.31
Institutional Shares	1,000.00	1,024.89	0.25
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.23	$0.92
ETF Shares	1,000.00	1,024.84	0.31
Admiral Shares	1,000.00	1,024.84	0.31
Institutional Shares	1,000.00	1,024.87	0.27

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional
Shares, and 0.03% for Institutional Plus Shares; for the Small-Cap Growth Index Fund, 0.18% for Investor Shares, 0.06% for ETF Shares,
0.06% for Admiral Shares, and 0.05% for Institutional Shares; and for the Small-Cap Value Index Fund, 0.18% for Investor Shares, 0.06% for
ETF Shares, 0.06% for Admiral Shares, and 0.05% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

74

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

75

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Small-Cap Growth Index: S&P SmallCap 600 Growth Index (formerly known as the S&P SmallCap 600/Barra Growth Index) through May 16, 2003; MSCI US Small Cap Growth Index through April 16, 2013; CRSP US Small Cap Growth Index thereafter.

Spliced Small-Cap Index: Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index through January 30, 2013; CRSP US Small Cap Index thereafter.

Spliced Small-Cap Value Index: S&P SmallCap 600 Value Index (formerly known as the S&P SmallCap 600/Barra Value Index) through May 16, 2003; MSCI US Small Cap Value Index through April 16, 2013; CRSP US Small Cap Value Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

 F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International plc (diversified manufacturing and services), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center.

Executive Officers

Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior Management Team
Mortimer J. Buckley	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings
James M. Norris

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q480 022017

Annual Report | December 31, 2016

Vanguard U.S. Stock Index Funds

Mid-Capitalization Portfolios

Vanguard Extended Market Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Mid-Cap Value Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	5
Extended Market Index Fund.	9
Mid-Cap Index Fund.	34
Mid-Cap Growth Index Fund.	57
Mid-Cap Value Index Fund.	74
Your Fund’s After-Tax Returns.	93
About Your Fund’s Expenses.	95
Glossary.	98

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Returns for the 12 months ranged from about 15% for Vanguard Mid-Cap Value Index Fund to nearly 7% for Vanguard Mid-Cap Growth Index Fund. The Mid-Cap Index Fund, which contains both growth and value stocks, returned about 11%. Vanguard Extended Market Index Fund, which includes both small- and mid-capitalization holdings, finished with a return of about 16%.

• Each fund closely tracked its target index. The Extended Market Index Fund and Mid-Cap Growth Index Fund exceeded the average return of their peer funds, while the Mid-Cap Index Fund and the Mid-Cap Value Index Fund trailed the average return of their peers.

• Small-cap stocks outperformed large- and mid-caps, while value stocks outpaced growth.

• The financial sector was the top contributor for the Extended Market Index Fund, the Mid-Cap Index Fund, and the Mid-Cap Value Index Fund; industrials contributed the most to the Mid-Cap Growth Index Fund. Health care pulled down each fund’s returns.

Total Returns: Fiscal Year Ended December 31, 2016
Total
Returns
Vanguard Extended Market Index Fund
Investor Shares	15.99%
ETF Shares
Market Price	16.22
Net Asset Value	16.16
Admiral™ Shares	16.13
Institutional Shares	16.15
Institutional Plus Shares	16.18
Institutional Select Shares (Inception: 6/27/2016)	19.81
S&P Completion Index	15.95
Mid-Cap Core Funds Average	14.82
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Total
Returns
Vanguard Mid-Cap Index Fund
Investor Shares	11.07%
ETF Shares
Market Price	11.25
Net Asset Value	11.23
Admiral Shares	11.22
Institutional Shares	11.23
Institutional Plus Shares	11.24
CRSP US Mid Cap Index	11.25
Mid-Cap Core Funds Average	14.82
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Mid-Cap Growth Index Fund
Investor Shares	6.62%
ETF Shares
Market Price	6.79
Net Asset Value	6.75
Admiral Shares	6.75
CRSP US Mid Cap Growth Index	6.78
Mid-Cap Growth Funds Average	5.68
Mid-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Mid-Cap Value Index Fund
Investor Shares	15.11%
ETF Shares
Market Price	15.29
Net Asset Value	15.26
Admiral Shares	15.26
CRSP US Mid Cap Value Index	15.28
Mid-Cap Value Funds Average	18.26
Mid-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares,
Institutional Plus Shares, and Institutional Select Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos.
6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Total Returns: Ten Years Ended December 31, 2016
Average
Annual Return
Extended Market Index Fund Investor Shares	7.80%
S&P Completion Index	7.84
Mid-Cap Core Funds Average	6.86
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Mid-Cap Index Fund Investor Shares	7.52%
Spliced Mid-Cap Index	7.70
Mid-Cap Core Funds Average	6.86
For a benchmark description, see the Glossary.
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Mid-Cap Growth Index Fund Investor Shares	7.20%
Spliced Mid-Cap Growth Index	7.38
Mid-Cap Growth Funds Average	6.42
For a benchmark description, see the Glossary.
Mid-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Mid-Cap Value Index Fund Investor Shares	7.53%
Spliced Mid-Cap Value Index	7.72
Mid-Cap Value Funds Average	6.84
For a benchmark description, see the Glossary.
Mid-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Select Shares	Average
Extended Market Index
Fund	0.22%	0.09%	0.09%	0.07%	0.05%	0.02%	1.18%
Mid-Cap Index Fund	0.20	0.08	0.08	0.07	0.05	—	1.18
Mid-Cap Growth Index Fund	0.20	0.08	0.08	—	—	—	1.31
Mid-Cap Value Index Fund	0.20	0.08	0.08	—	—	—	1.25

The fund expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the funds’ expense ratios were: for the Extended Market Index Fund, 0.21% for Investor Shares, 0.08%
for ETF Shares, 0.08% for Admiral Shares, 0.06% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.02% for Institutional
Select Shares (annualized since inception); for the Mid-Cap Index Fund, 0.18% for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral
Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; for the Mid-Cap Growth Index Fund, 0.19% for Investor Shares,
0.07% for ETF Shares, and 0.07% for Admiral Shares; and for the Mid-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares,
and 0.07% for Admiral Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2015.

Peer groups: For the Extended Market and Mid-Cap Index Funds, Mid-Cap Core Funds; for the Mid-Cap Growth Index Fund, Mid-Cap Growth
Funds; for the Mid-Cap Value Index Fund, Mid-Cap Value Funds.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

If you’re like most investors, a big question on your mind is: What’s in store for the markets and the economy in 2017?

At Vanguard, we’re just as curious about the immediate future. But our curiosity is tempered by our belief that forecasts should give a range of possible outcomes, not pinpoint predictions. After all, there are bound to be occurrences the experts won’t see coming.

What really matters for investors

In 2016, we saw two cases in point: The United Kingdom’s June vote to exit the European Union and the November election of Donald Trump as U.S. president. Both unexpected outcomes triggered swift market reactions. But despite some short-term volatility, the markets’ 12-month performance as of December 31, 2016, proved to be less dramatic. U.S. stocks posted healthy returns, and U.S. bonds provided returns close to their long-term averages. International stocks and bonds also advanced, although returns for U.S. investors were reduced by the strength of the U.S. dollar.

The surprises of 2016 remind us to be skeptical of overly precise short-term predictions about 2017. At the cusp of a new year, market prognosticators forecast where the Standard & Poor’s 500 Index or the yield on the 10-year Treasury note will end up in 12 months. Such predictions can be attention-getting. They can also be dead wrong.

Investors are better off taking note of long-term trends that stand to influence our economies and markets. We’re watching these trends closely, and we discuss our latest assessment in our 2017 economic and market outlook, which you can read at vanguard.com/research.

Our global economic outlook: Expect stabilization, not stagnation

One phenomenon in particular that we’re watching is the low-growth, low-interest-rate environment that has marked the global economy since the 2008–09 financial crisis. We don’t think this economic backdrop is simply the result of cyclically weak demand or long-term stagnation. Instead, certain structural forces are contributing: Falling technology costs are restraining the amounts businesses are spending on capital investment, an aging population is weighing on growth in the developed world, and the free movement of capital and products across the globe has restrained prices and wages.

In the near term, these forces will continue to dampen growth, inflation, and interest rates. They also make it unlikely that further monetary stimulus from central banks will do much to spur growth.

I realize this all may sound gloomy, but that’s not how we see it. We expect global growth to stabilize at more modest levels, not stagnate. The world isn’t headed for Japanese-style deflation, in which a widespread sustained drop in prices puts economic activity into hibernation.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	12.05%	8.59%	14.69%
Russell 2000 Index (Small-caps)	21.31	6.74	14.46
Russell 3000 Index (Broad U.S. market)	12.74	8.43	14.67
FTSE All-World ex US Index (International)	4.80	-1.16	5.52

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.65%	3.03%	2.23%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.25	4.14	3.28
Citigroup Three-Month U.S. Treasury Bill Index	0.27	0.09	0.08

CPI
Consumer Price Index	2.07%	1.18%	1.36%

In fact, we believe that global growth could pick up modestly over time. Our expectation is based on a potential rebound in productivity as new digital technologies are used more effectively. We also anticipate a slight recovery in the labor force as the baby boom generation finishes its transition to retirement, nudging up demand for workers.

Put expansion in perspective

Looking to the United States, the world’s largest economy remains firmly on a long-term-growth path of about 2% per year. That’s lower than the historical average of 3.25% since 1950. We see such growth at this level as fundamentally sound, rather than abnormally low. Our evaluation takes into account lower U.S. population growth and the reality that the economic expansion from the 1980s until the financial crisis was fueled by debt, distorting the numbers.

Turning to prices, we think that core U.S. inflation should modestly exceed 2% in 2017. That, in turn, will support further interest rate hikes by the Federal Reserve, similar to the one at the end of 2016.

We expect the Fed to raise rates in 2017 before taking an extended pause, and we see the federal funds rate staying below 2% through at least 2018.

Prepare for muted returns

And what about prospects for the markets? Vanguard’s outlook for global stocks and bonds remains the most guarded in ten years, given fairly high stock valuations

Expect more modest returns, rely on time-tested principles

In Vanguard’s economic and market outlook for 2017, Global Chief Economist Joseph Davis and his team offer a projection of more modest returns from the global stock and bond markets. They caution that, over the next decade, returns for a balanced portfolio are likely to be moderately below long-run historical averages.

The team’s simulations indicate that for the decade ending in 2026, the average annualized return of a 60% stock/40% bond portfolio is likely to be centered in the 3%–5% range after inflation. That’s below the actual average after-inflation return of 6% for the same portfolio for the nine decades since 1926.

Ultimately, our global market outlook points toward a somewhat more challenging environment, yet one in which, over time, investors with an appropriate level of discipline, diversification, and patience are likely to be rewarded with reasonable inflation-adjusted returns.

For more information about our expectations and the probability of various outcomes, see 2017
Economic and Market Outlook: Stabilization, Not Stagnation, available at vanguard.com/research.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model® (VCMM)
regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from the VCMM are derived from 10,000 simulations for each modeled asset class. Simulations as of September 30, 2016. Results from the model may vary with each use and over time. For more information, see the note at the end of this letter.

and the low-interest-rate environment. We don’t expect global bond yields to increase materially from year-end 2016 levels.

Our outlook for global equities is annualized returns of 5%–8% over the next decade. This outlook isn’t bearish, but is actually fairly positive when you take into account the current low-rate environment. (See the box titled Expect more modest returns, rely on time-tested principles for more.)

Focus on the four keys to investment success

Significant trends often happen gradually. Like shifting tides, they’re sometimes barely noticeable at first but ultimately can change the landscape entirely. Other times, apparent trends can end up receding before they have much of a long-term impact. Given the future’s inherent unpredictability, it’s not reasonable to expect a surefire block-buster revelation from any prognosticator or investment firm.

What to conclude, then? No matter what scenario plays out, we believe investors have the best chance for success if they stay focused on what they can control: their goals, asset allocation, and investment costs, along with the discipline to stick to a plan. As Tim Buckley, our chief investment officer, likes to say, this can be easy to say but harder to do, especially in times of uncertainty. Investors who can stay focused on those four keys will find themselves well-positioned to weather any market.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 16, 2017

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.
The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.
The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s Investment Strategy Group.
The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S.
and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

Extended Market Index Fund

Fund Profile
As of December 31, 2016

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares	Select Shares
Ticker Symbol	VEXMX	VXF	VEXAX	VIEIX	VEMPX	VSEMX
Expense Ratio[1]	0.22%	0.09%	0.09%	0.07%	0.05%	0.02%
30-Day SEC Yield	1.22%	1.34%	1.34%	1.36%	1.37%	1.40%

Portfolio Characteristics
			DJ
			U.S.
		S&P	Total
		Completion	Market
	Fund	Index	FA Index
Number of Stocks	3,270	3,320	3,833
Median Market Cap	$3.9B	$3.9B	$54.1B
Price/Earnings Ratio	33.7x	33.5x	24.4x
Price/Book Ratio	2.5x	2.5x	2.8x
Return on Equity	11.2%	11.2%	16.5%
Earnings Growth Rate	9.5%	9.5%	8.2%
Dividend Yield	1.4%	1.4%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	12%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S. Total
		Completion	Market
	Fund	Index	FA Index
Consumer
Discretionary	14.3%	14.3%	12.5%
Consumer Staples	3.5	3.5	8.3
Energy	4.5	4.5	7.0
Financials	17.9	17.9	15.4
Health Care	10.5	10.5	13.0
Industrials	13.5	13.5	10.8
Information
Technology	16.5	16.5	20.0
Materials	5.6	5.6	3.3
Real Estate	9.3	9.3	4.1
Telecommunication
Services	1.3	1.3	2.4
Utilities	3.1	3.1	3.2

Volatility Measures
		DJ
	S&P	U.S. Total
	Completion	Market
	Index	FA Index
R-Squared	1.00	0.85
Beta	1.00	1.15
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Liberty Global plc	Cable & Satellite	0.6%
Tesla Motors Inc.	Automobile
	Manufacturers	0.6
Las Vegas Sands Corp.	Casinos & Gaming	0.5
Incyte Corp.	Biotechnology	0.4
T-Mobile US Inc.	Wireless
	Telecommunication
	Services	0.4
Hilton Worldwide	Hotels, Resorts &
Holdings Inc.	Cruise Lines	0.4
BioMarin Pharmaceutical
Inc.	Biotechnology	0.3
First Republic Bank	Regional Banks	0.3
MGM Resorts
International	Casinos & Gaming	0.3
FleetCor Technologies	Data Processing &
Inc.	Outsourced Services	0.3
Top Ten		4.1%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the expense ratios were 0.21% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, 0.06% for
Institutional Shares, 0.05% for Institutional Plus Shares, and 0.02% for Institutional Select Shares (annualized since inception).

Extended Market Index Fund

Investment Focus

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2006, Through December 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2016
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Extended Market Index
	Fund*Investor Shares	15.99%	14.50%	7.80%	$21,198
• • • • • • ••	S&P Completion Index	15.95	14.55	7.84	21,266
– – – –	Mid-Cap Core Funds Average	14.82	13.11	6.86	19,413
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.62	14.59	7.18	20,003
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Extended Market Index Fund
ETF Shares Net Asset Value	16.16%	14.65%	7.96%	$21,508
S&P Completion Index	15.95	14.55	7.84	21,266
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	20,003

See Financial Highlights for dividend and capital gains information.

Extended Market Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2016

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Extended Market Index Fund Admiral Shares	16.13%	14.65%	7.95%	$21,499
S&P Completion Index	15.95	14.55	7.84	21,266
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	20,003

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Extended Market Index Fund Institutional
Shares	16.15%	14.67%	7.99%	$10,780,445

S&P Completion Index	15.95	14.55	7.84	10,633,158
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	10,001,613

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(1/14/2011)	Investment
Extended Market Index Fund Institutional Plus
Shares	16.18%	14.69%	10.92%	$185,485,933
S&P Completion Index	15.95	14.55	10.77	172,095,091
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	11.76	193,985,975
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

	Since	Final Value
	Inception	of a $3,000,000,000
	(6/27/2016)	Investment
Extended Market Index Fund Institutional
Select Shares	19.81%	$3,594,227,164
S&P Completion Index	19.67	3,590,071,426
Dow Jones U.S. Total Stock Market Float
Adjusted Index	14.29	3,428,739,233
"Since Inception" performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standards.

Extended Market Index Fund

Cumulative Returns of ETF Shares: December 31, 2006, Through December 31, 2016
	One	Five	Ten
	Year	Years	Years
Extended Market Index Fund ETF Shares Market
Price	16.22%	98.34%	115.37%
Extended Market Index Fund ETF Shares Net Asset
Value	16.16	98.13	115.08
S&P Completion Index	15.95	97.27	112.66

Fiscal-Year Total Returns (%): December 31, 2006, Through December 31, 2016

Extended Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*,^	Tesla Motors Inc.	1,472,713	314,704	0.6%
*	Liberty Global plc	8,554,728	254,075	0.5%
	Las Vegas Sands Corp.	4,351,681	232,423	0.5%
	Hilton Worldwide Holdings Inc.	6,791,559	184,730	0.4%
*	MGM Resorts International	5,721,290	164,945	0.3%
*	DISH Network Corp. Class A	2,682,065	155,372	0.3%
	Autoliv Inc.	1,046,657	118,429	0.2%
	Lear Corp.	828,928	109,725	0.2%
*	Liberty Interactive Corp. QVC Group Class A	5,241,520	104,726	0.2%
	Aramark	2,900,704	103,613	0.2%
	Consumer Discretionary—Other †		5,626,984	10.9%
			7,369,726	14.3%
Consumer Staples
	Bunge Ltd.	1,653,378	119,440	0.2%
*	WhiteWave Foods Co. Class A	2,095,150	116,490	0.2%
	Ingredion Inc.	856,925	107,081	0.2%
*	Rite Aid Corp.	12,490,841	102,925	0.2%
	Consumer Staples—Other †		1,367,203	2.7%
			1,813,139	3.5%
Energy
	Targa Resources Corp.	2,145,962	120,324	0.2%
*	Cheniere Energy Inc.	2,781,722	115,247	0.2%
*	Diamondback Energy Inc.	1,051,917	106,307	0.2%
	Energy—Other †		1,992,660	3.9%
			2,334,538	4.5%

Extended Market Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Financials
First Republic Bank	1,813,091	167,058	0.3%
* Markel Corp.	164,771	149,035	0.3%
* Arch Capital Group Ltd.	1,451,181	125,222	0.3%
TD Ameritrade Holding Corp.	2,863,708	124,858	0.3%
Annaly Capital Management Inc.	12,100,566	120,643	0.2%
* Alleghany Corp.	181,391	110,308	0.2%
FNF Group	3,218,879	109,313	0.2%
Ally Financial Inc.	5,581,946	106,169	0.2%
* SVB Financial Group	614,703	105,520	0.2%
Everest Re Group Ltd.	486,028	105,176	0.2%
Raymond James Financial Inc.	1,486,364	102,960	0.2%
Financials—Other †		7,883,341	15.3%
		9,209,603	17.9%
Health Care
* Incyte Corp.	2,075,367	208,097	0.4%
* BioMarin Pharmaceutical Inc.	2,038,523	168,871	0.3%
* IDEXX Laboratories Inc.	1,060,981	124,421	0.2%
* Quintiles IMS Holdings Inc.	1,603,924	121,978	0.2%
ResMed Inc.	1,669,434	103,588	0.2%
Health Care—Other †		4,665,618	9.1%
		5,392,573	10.4%
Industrials
* IHS Markit Ltd.	3,907,394	138,361	0.3%
Industrials—Other †		6,775,343	13.1%
		6,913,704	13.4%
Information Technology
* FleetCor Technologies Inc.	1,101,666	155,908	0.3%
* Dell Technologies Inc. Class V	2,641,049	145,178	0.3%
* ServiceNow Inc.	1,949,717	144,942	0.3%
* Palo Alto Networks Inc.	1,090,519	136,369	0.3%
Maxim Integrated Products Inc.	3,358,921	129,554	0.2%
* Twitter Inc.	7,139,726	116,378	0.2%
* Vantiv Inc. Class A	1,849,988	110,296	0.2%
CDK Global Inc.	1,767,145	105,481	0.2%
* Synopsys Inc.	1,779,828	104,761	0.2%
* Advanced Micro Devices Inc.	9,029,459	102,394	0.2%
Information Technology—Other †		7,250,394	14.1%
		8,501,655	16.5%
Materials
Celanese Corp. Class A	1,692,049	133,232	0.2%
Steel Dynamics Inc.	2,888,613	102,777	0.2%
Materials—Other †		2,629,467	5.1%
		2,865,476	5.5%

[1]Other †		5,047	0.0%

Real Estate
Duke Realty Corp.	4,192,466	111,352	0.2%
Alexandria Real Estate Equities Inc.	939,415	104,397	0.2%
Real Estate—Other †		4,560,771	8.9%
		4,776,520	9.3%

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Telecommunication Services
* T-Mobile US Inc.		3,417,052	196,515	0.4%
* SBA Communications Corp. Class A		1,473,028	152,105	0.3%
Telecommunication Services—Other †			313,377	0.6%
			661,997	1.3%

Utilities †			1,580,655	3.1%
Total Common Stocks (Cost $41,077,071)			51,424,633	99.7%[2]
Convertible Bonds
Convertible Bonds—Other[1] †			335	0.0%
Total Convertible Bonds (Cost $0)			335	0.0%

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.823%	8,010,345	801,115	1.6%

5U.S. Government and Agency Obligations †			10,815	0.0%
Total Temporary Cash Investments (Cost $811,879)			811,930	1.6%[2]
[6]Total Investments (Cost $41,888,950)			52,236,898	101.3%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			3,730
Receivables for Investment Securities Sold			1,107
Receivables for Accrued Income			71,917
Receivables for Capital Shares Issued			476,863
Other Assets			2,237
Total Other Assets			555,854	1.1%
Liabilities
Payables for Investment Securities Purchased			(445,674)
Collateral for Securities on Loan			(662,703)
Payables for Capital Shares Redeemed			(104,159)
Payables to Vanguard			(29,075)
Other Liabilities			(1,670)
Total Liabilities			(1,243,281)	(2.4%)
Net Assets			51,549,471	100.0%

Extended Market Index Fund

At December 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	41,808,874
Overdistributed Net Investment Income	(18,874)
Accumulated Net Realized Losses	(584,911)
Unrealized Appreciation (Depreciation)
Investment Securities	10,347,948
Futures Contracts	(2,904)
Swap Contracts	(662)
Net Assets	51,549,471

Investor Shares—Net Assets
Applicable to 27,781,604 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,021,414
Net Asset Value Per Share—Investor Shares	$72.76

ETF Shares—Net Assets
Applicable to 45,765,058 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,387,040
Net Asset Value Per Share—ETF Shares	$95.86

Admiral Shares—Net Assets
Applicable to 217,671,720 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	15,830,161
Net Asset Value Per Share—Admiral Shares	$72.72

Extended Market Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 145,126,357 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,553,902
Net Asset Value Per Share—Institutional Shares	$72.72

Institutional Plus Shares—Net Assets
Applicable to 75,389,827 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,529,850
Net Asset Value Per Share—Institutional Plus Shares	$179.47

Institutional Select Shares—Net Assets
Applicable to 44,732,619 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,227,104
Net Asset Value Per Share—Institutional Select Shares	$116.85

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $607,029,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and
1.3%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $662,703,000 of collateral received for securities on loan.
5 Securities with a value of $6,425,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $797,000 have been segregated as collateral for open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Operations

Year Ended
December 31, 2016
($000)
Investment Income
Income
Dividends	672,498
Interest[1]	868
Securities Lending—Net	52,750
Total Income	726,116
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,306
Management and Administrative—Investor Shares	3,357
Management and Administrative—ETF Shares	2,153
Management and Administrative—Admiral Shares	7,948
Management and Administrative—Institutional Shares	3,976
Management and Administrative—Institutional Plus Shares	5,021
Management and Administrative—Institutional Select Shares	124
Marketing and Distribution—Investor Shares	413
Marketing and Distribution—ETF Shares	305
Marketing and Distribution—Admiral Shares	1,265
Marketing and Distribution—Institutional Shares	238
Marketing and Distribution—Institutional Plus Shares	212
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	1,126
Auditing Fees	56
Shareholders’ Reports—Investor Shares	64
Shareholders’ Reports—ETF Shares	139
Shareholders’ Reports—Admiral Shares	124
Shareholders’ Reports—Institutional Shares	140
Shareholders’ Reports—Institutional Plus Shares	143
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	35
Total Expenses	31,145
Net Investment Income	694,971
Realized Net Gain (Loss)
Investment Securities Sold[1]	2,901,190
Futures Contracts	36,115
Swap Contracts	2,334
Realized Net Gain (Loss)	2,939,639
Change in Unrealized Appreciation (Depreciation)
Investment Securities	3,432,701
Futures Contracts	(3,813)
Swap Contracts	(648)
Change in Unrealized Appreciation (Depreciation)	3,428,240
Net Increase (Decrease) in Net Assets Resulting from Operations	7,062,850
1 Interest income and realized net gain (loss) from affiliated companies of the fund were $820,000 and $15,000, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	694,971	592,380
Realized Net Gain (Loss)	2,939,639	2,797,448
Change in Unrealized Appreciation (Depreciation)	3,428,240	(4,928,685)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,062,850	(1,538,857)
Distributions
Net Investment Income
Investor Shares	(27,910)	(25,453)
ETF Shares	(61,739)	(54,815)
Admiral Shares	(221,549)	(173,450)
Institutional Shares	(148,548)	(115,520)
Institutional Plus Shares	(222,007)	(203,574)
Institutional Select Shares	(37,670)	—
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(719,423)	(572,812)
Capital Share Transactions
Investor Shares	(280,966)	(203,394)
ETF Shares	(446,181)	822,145
Admiral Shares	730,849	929,458
Institutional Shares	629,816	467,816
Institutional Plus Shares	(2,875,724)	1,646,756
Institutional Select Shares	4,844,930	—
Net Increase (Decrease) from Capital Share Transactions	2,602,724	3,662,781
Total Increase (Decrease)	8,946,151	1,551,112
Net Assets
Beginning of Period	42,603,320	41,052,208
End of Period[1]	51,549,471	42,603,320
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($18,874,000) and $2,759,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$63.61	$66.63	$62.76	$45.86	$39.34
Investment Operations
Net Investment Income	. 919.795		.795	. 602	. 688
Net Realized and Unrealized Gain (Loss)
on Investments	9.182	(3.050)	3.857	16.903	6.515
Total from Investment Operations	10.101	(2.255)	4.652	17.505	7.203
Distributions
Dividends from Net Investment Income	(. 951)	(.765)	(.782)	(. 605)	(. 683)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 951)	(.765)	(.782)	(. 605)	(. 683)
Net Asset Value, End of Period	$72.76	$63.61	$66.63	$62.76	$45.86

Total Return[1]	15.99%	-3.39%	7.42%	38.19%	18.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,021	$2,040	$2,341	$2,749	$2,857
Ratio of Total Expenses to Average Net Assets	0.21%	0.22%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.48%	1.20%	1.27%	1.19%	1.62%
Portfolio Turnover Rate[2]	12%	6%	9%	11%	12%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$83.80	$87.79	$82.71	$60.46	$51.87
Investment Operations
Net Investment Income	1.324	1.171	1.178	.934	1.000
Net Realized and Unrealized Gain (Loss)
on Investments	12.107	(4.033)	5.061	22.256	8.582
Total from Investment Operations	13.431	(2.862)	6.239	23.190	9.582
Distributions
Dividends from Net Investment Income	(1.371)	(1.128)	(1.159)	(.940)	(.992)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.371)	(1.128)	(1.159)	(.940)	(.992)
Net Asset Value, End of Period	$95.86	$83.80	$87.79	$82.71	$60.46

Total Return	16.16%	-3.26%	7.55%	38.37%	18.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,387	$4,272	$3,659	$3,105	$1,477
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.61%	1.33%	1.40%	1.33%	1.76%
Portfolio Turnover Rate[1]	12%	6%	9%	11%	12%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$63.58	$66.61	$62.75	$45.87	$39.35
Investment Operations
Net Investment Income	1.005	.887	.895	.706	.758
Net Realized and Unrealized Gain (Loss)
on Investments	9.175	(3.061)	3.845	16.884	6.513
Total from Investment Operations	10.180	(2.174)	4.740	17.590	7.271
Distributions
Dividends from Net Investment Income	(1.040)	(. 856)	(. 880)	(.710)	(.751)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.040)	(. 856)	(. 880)	(.710)	(.751)
Net Asset Value, End of Period	$72.72	$63.58	$66.61	$62.75	$45.87

Total Return[1]	16.13%	-3.27%	7.56%	38.37%	18.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,830	$13,143	$12,852	$8,864	$5,970
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.61%	1.33%	1.40%	1.33%	1.76%
Portfolio Turnover Rate [2]	12%	6%	9%	11%	12%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$63.58	$66.60	$62.75	$45.86	$39.34
Investment Operations
Net Investment Income	1.018	.899	.908	.715	.764
Net Realized and Unrealized Gain (Loss)
on Investments	9.175	(3.050)	3.833	16.895	6.514
Total from Investment Operations	10.193	(2.151)	4.741	17.610	7.278
Distributions
Dividends from Net Investment Income	(1.053)	(. 869)	(. 891)	(.720)	(.758)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.053)	(. 869)	(. 891)	(.720)	(.758)
Net Asset Value, End of Period	$72.72	$63.58	$66.60	$62.75	$45.86

Total Return	16.15%	-3.24%	7.56%	38.42%	18.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,554	$8,621	$8,567	$7,812	$5,496
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.63%	1.35%	1.42%	1.35%	1.78%
Portfolio Turnover Rate[1]	12%	6%	9%	11%	12%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$156.89	$164.36	$154.84	$113.18	$97.10
Investment Operations
Net Investment Income	2.525	2.254	2.273	1.797	1.917
Net Realized and Unrealized Gain (Loss)
on Investments	22.668	(7.549)	9.481	41.671	16.064
Total from Investment Operations	25.193	(5.295)	11.754	43.468	17.981
Distributions
Dividends from Net Investment Income	(2.613)	(2.175)	(2.234)	(1.808)	(1.901)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.613)	(2.175)	(2.234)	(1.808)	(1.901)
Net Asset Value, End of Period	$179.47	$156.89	$164.36	$154.84	$113.18

Total Return	16.18%	-3.23%	7.60%	38.43%	18.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,530	$14,526	$13,634	$11,347	$5,477
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.64%	1.37%	1.44%	1.37%	1.80%
Portfolio Turnover Rate[1]	12%	6%	9%	11%	12%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Select Shares
June 27, 2016[1] to
For a Share Outstanding Throughout the Period	December 31, 2016
Net Asset Value, Beginning of Period	$98.43
Investment Operations
Net Investment Income	1.050
Net Realized and Unrealized Gain (Loss) on Investments	18.428
Total from Investment Operations	19.478
Distributions
Dividends from Net Investment Income	(1.058)
Distributions from Realized Capital Gains	—
Total Distributions	(1.058)
Net Asset Value, End of Period	$116.85

Total Return	19.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,227
Ratio of Total Expenses to Average Net Assets	0.02%[2]
Ratio of Net Investment Income to Average Net Assets	1.88%[2]
Portfolio Turnover Rate [3]	12%[4]
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Select Shares were issued on June 27, 2016.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Extended Market Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Extended Market Index Fund

During the year ended December 31, 2016, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2016, or at any time during the period then ended.

Extended Market Index Fund

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2016, the fund had contributed to Vanguard capital in the amount of $3,730,000, representing 0.01% of the fund’s net assets and 1.49% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Extended Market Index Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	51,419,508	375	4,750
Convertible Bond	—	335	—
Temporary Cash Investments	801,115	10,815	—
Futures Contracts—Liabilities[1]	(591)	—	—
Swap Contracts—Liabilities	—	(662)	—
Total	52,220,032	10,863	4,750
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2017	1,045	70,898	(1,550)
E-mini S&P Mid-Cap 400 Index	March 2017	425	70,512	(1,354)
				(2,904)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At December 31, 2016, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	1/6/17	GSCM	5,519	(1.054%)	(662)
GSCM—Goldman Sachs Capital Markets.

Extended Market Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2016, the fund realized $2,995,349,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized losses of $2,334,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

For tax purposes, at December 31, 2016, the fund had $11,188,000 of ordinary income available for distribution. At December 31, 2016, the fund had available capital losses totaling $588,093,000 to offset future net capital gains. Of this amount, $74,162,000 is subject to expiration dates; $49,578,000 may be used to offset future net capital gains through December 31, 2017, and $24,584,000 through December 31, 2018. Capital losses of $513,931,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2016, the cost of investment securities for tax purposes was $41,893,487,000. Net unrealized appreciation of investment securities for tax purposes was $10,343,411,000, consisting of unrealized gains of $14,097,963,000 on securities that had risen in value since their purchase and $3,754,552,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2016, the fund purchased $14,251,555,000 of investment securities and sold $11,617,641,000 of investment securities, other than temporary cash investments. Purchases and sales include $5,504,085,000 and $6,157,633,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Extended Market Index Fund

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	240,445	3,671	349,644	5,171
Issued in Lieu of Cash Distributions	27,214	400	24,858	386
Redeemed	(548,625)	(8,365)	(577,896)	(8,608)
Net Increase (Decrease)—Investor Shares	(280,966)	(4,294)	(203,394)	(3,051)
ETF Shares
Issued	5,678,987	66,185	6,474,730	72,703
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,125,168)	(71,400)	(5,652,585)	(63,400)
Net Increase (Decrease)—ETF Shares	(446,181)	(5,215)	822,145	9,303
Admiral Shares
Issued	2,497,284	38,224	2,647,376	39,234
Issued in Lieu of Cash Distributions	193,387	2,835	151,949	2,362
Redeemed	(1,959,822)	(30,117)	(1,869,867)	(27,811)
Net Increase (Decrease)—Admiral Shares	730,849	10,942	929,458	13,785
Institutional Shares
Issued	2,411,527	36,450	2,581,127	38,366
Issued in Lieu of Cash Distributions	140,018	2,051	108,833	1,692
Redeemed	(1,921,729)	(28,981)	(2,222,144)	(33,075)
Net Increase (Decrease)—Institutional Shares	629,816	9,520	467,816	6,983
Institutional Plus Shares
Issued	3,179,636	19,828	3,613,868	21,550
Issued in Lieu of Cash Distributions	218,549	1,310	203,574	1,283
Redeemed	(6,273,909)	(38,337)	(2,170,686)	(13,196)
Net Increase (Decrease)—Institutional Plus Shares	(2,875,724)	(17,199)	1,646,756	9,637
Institutional Select Shares[1]
Issued	4,912,755	45,367	—	—
Issued in Lieu of Cash Distributions	37,670	325	—	—
Redeemed	(105,495)	(959)	—	—
Net Increase (Decrease)—Institutional Select Shares	4,844,930	44,733	—	—
1 Inception was June 27, 2016, for Institutional Select Shares.

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2016, that would require recognition or disclosure in these financial statements.

Mid-Cap Index Fund

Fund Profile
As of December 31, 2016

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VIMSX	VO	VIMAX	VMCIX	VMCPX
Expense Ratio[1]	0.20%	0.08%	0.08%	0.07%	0.05%
30-Day SEC Yield	1.42%	1.54%	1.54%	1.55%	1.54%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Mid Cap	Market
	Fund	Index	FA Index
Number of Stocks	343	340	3,833
Median Market Cap	$11.7B	$11.7B	$54.1B
Price/Earnings Ratio	26.3x	26.3x	24.4x
Price/Book Ratio	2.6x	2.6x	2.8x
Return on Equity	15.0%	14.8%	16.5%
Earnings Growth Rate	9.6%	9.6%	8.2%
Dividend Yield	1.6%	1.6%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	15%	—	—
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Mid Cap	Market
	Fund	Index	FA Index
Basic Materials	4.3%	4.3%	2.6%
Consumer Goods	13.4	13.4	9.6
Consumer Services	11.7	11.7	13.1
Financials	22.2	22.2	20.8
Health Care	7.9	7.9	12.2
Industrials	16.6	16.6	12.9
Oil & Gas	5.2	5.2	6.9
Technology	12.3	12.3	16.4
Telecommunications	1.1	1.1	2.4
Utilities	5.3	5.3	3.1

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Mid Cap	Market
	Index	FA Index
R-Squared	1.00	0.94
Beta	1.00	1.04
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Equinix Inc.	Specialty REITs	0.8%
Fiserv Inc.	Financial
	Administration	0.7
Electronic Arts Inc.	Toys	0.7
M&T Bank Corp.	Banks	0.7
Newell Brands Inc.	Durable Household
	Products	0.7
Amphenol Corp.	Electrical
	Components &
	Equipment	0.6
Edwards Lifesciences
Corp.	Medical Supplies	0.6
KeyCorp	Banks	0.6
Western Digital Corp.	Computer Hardware	0.6
Concho Resources Inc.	Exploration &
	Production	0.6
Top Ten		6.6%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the expense ratios were 0.18% for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, 0.05% for
Institutional Shares, and 0.04% for Institutional Plus Shares.

Mid-Cap Index Fund

Investment Focus

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2006, Through December 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2016
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Mid-Cap Index Fund*Investor Shares	11.07%	14.22%	7.52%	$20,646
• • • • • • ••	Spliced Mid-Cap Index	11.25	14.42	7.70	20,995
– – – –	Mid-Cap Core Funds Average	14.82	13.11	6.86	19,413
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.62	14.59	7.18	20,003
For a benchmark description, see the Glossary.
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Index Fund
ETF Shares Net Asset Value	11.23%	14.37%	7.66%	$20,911
Spliced Mid-Cap Index	11.25	14.42	7.70	20,995
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	20,003

See Financial Highlights for dividend and capital gains information.

Mid-Cap Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2016

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Index Fund Admiral Shares	11.22%	14.37%	7.66%	$20,922
Spliced Mid-Cap Index	11.25	14.42	7.70	20,995
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	20,003

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment

Mid-Cap Index Fund Institutional Shares	11.23%	14.38%	7.69%	$10,484,888

Spliced Mid-Cap Index	11.25	14.42	7.70	10,497,300
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	10,001,613

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(12/15/2010)	Investment
Mid-Cap Index Fund Institutional Plus Shares	11.24%	14.40%	11.81%	$196,392,399
Spliced Mid-Cap Index	11.25	14.42	11.83	182,000,886
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	12.50	203,792,269
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: December 31, 2006, Through December 31, 2016
	One	Five	Ten
	Year	Years	Years
Mid-Cap Index Fund ETF Shares Market Price	11.25%	95.72%	109.15%
Mid-Cap Index Fund ETF Shares Net Asset Value	11.23	95.68	109.11
Spliced Mid-Cap Index	11.25	96.13	109.95

Mid-Cap Index Fund

Fiscal-Year Total Returns (%): December 31, 2006, Through December 31, 2016

For a benchmark description, see the Glossary.

Mid-Cap Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (4.3%)
	Newmont Mining Corp.	12,421,774	423,210
*	Freeport-McMoRan Inc.	28,672,012	378,184
	Celanese Corp. Class A	3,351,027	263,860
	Eastman Chemical Co.	3,261,244	245,278
	Mosaic Co.	8,195,823	240,383
	Albemarle Corp.	2,631,900	226,554
	International Flavors &
	Fragrances Inc.	1,672,547	197,076
	Arconic Inc.	10,259,877	190,218
	FMC Corp.	3,136,006	177,372
	CF Industries Holdings
	Inc.	5,462,389	171,956
	Ashland Global Holdings
	Inc.	1,456,892	159,224
	Avery Dennison Corp.	2,085,373	146,435
*	Axalta Coating Systems
	Ltd.	5,069,527	137,891
	Reliance Steel &
	Aluminum Co.	1,615,966	128,534
	WR Grace & Co.	1,642,280	111,084
*	Alcoa Corp.	2,138,624	60,053
	Westlake Chemical Corp.	907,054	50,786
			3,308,098
Consumer Goods (13.3%)
*	Electronic Arts Inc.	6,709,425	528,434
	Newell Brands Inc.	11,290,439	504,118
	Conagra Brands Inc.	10,245,488	405,209
	Molson Coors Brewing
	Co. Class B	4,086,773	397,684
	Dr Pepper Snapple
	Group Inc.	4,299,573	389,842
	Clorox Co.	3,013,022	361,623
	JM Smucker Co.	2,588,620	331,499
	Whirlpool Corp.	1,757,680	319,494
	Genuine Parts Co.	3,306,754	315,927
*	Mohawk Industries Inc.	1,475,303	294,589
	Church & Dwight Co. Inc.	6,051,773	267,428

	McCormick & Co. Inc.	2,680,882	250,207
	Harley-Davidson Inc.	4,136,558	241,327
	Bunge Ltd.	3,263,385	235,747
	Snap-on Inc.	1,357,734	232,539
	DR Horton Inc.	8,450,461	230,951
*	WhiteWave Foods Co.
	Class A	4,147,177	230,583
	Coach Inc.	6,560,629	229,753
	Mattel Inc.	8,003,909	220,508
	Lear Corp.	1,642,749	217,451
	Hormel Foods Corp.	6,191,618	215,530
	Delphi Automotive plc	3,168,735	213,414
	Tyson Foods Inc. Class A	3,399,932	209,708
*	LKQ Corp.	6,835,835	209,518
	Hasbro Inc.	2,627,905	204,425
	Lennar Corp. Class A	4,735,125	203,279
	BorgWarner Inc.	4,980,361	196,426
	Coty Inc. Class A	10,491,843	192,106
	Hanesbrands Inc.	8,855,446	191,012
	Harman International
	Industries Inc.	1,633,161	181,542
	Leucadia National Corp.	7,592,186	176,518
	PVH Corp.	1,879,876	169,640
*	Michael Kors Holdings
	Ltd.	3,656,233	157,145
*	Lululemon Athletica Inc.	2,236,638	145,359
*	NVR Inc.	84,250	140,613
*	WABCO Holdings Inc.	1,226,729	130,217
*	Lamb Weston Holdings
	Inc.	3,420,769	129,476
	PulteGroup Inc.	6,977,527	128,247
*,^	Under Armour Inc.
	Class A	4,307,028	125,119
	Ralph Lauren Corp.
	Class A	1,320,172	119,238
^	Polaris Industries Inc.	1,426,788	117,553
*	Under Armour Inc.	4,380,336	110,253
	Ingredion Inc.	848,193	105,990
*	Edgewell Personal Care
	Co.	1,356,951	99,044

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Goodyear Tire & Rubber
	Co.	3,058,281	94,409
	Pilgrim’s Pride Corp.	1,174,374	22,301
	Lennar Corp. Class B	82,620	2,850
			10,195,845
Consumer Services (11.7%)
*	Dollar Tree Inc.	5,242,120	404,587
*	Ulta Salon Cosmetics &
	Fragrance Inc.	1,386,664	353,516
	Nielsen Holdings plc	8,362,112	350,791
	Royal Caribbean Cruises
	Ltd.	4,017,429	329,590
*	MGM Resorts
	International	11,401,872	328,716
	Expedia Inc.	2,890,374	327,422
	Ross Stores Inc.	4,640,473	304,415
*	CarMax Inc.	4,454,014	286,794
	Advance Auto Parts Inc.	1,637,373	276,913
	Best Buy Co. Inc.	6,310,988	269,290
	Macy’s Inc.	7,218,560	258,497
	Alaska Air Group Inc.	2,884,676	255,957
*	Chipotle Mexican Grill
	Inc. Class A	677,433	255,609
*	United Continental
	Holdings Inc.	3,206,393	233,682
	Tractor Supply Co.	3,071,262	232,832
	Whole Foods Market Inc.	7,450,851	229,188
^	Tiffany & Co.	2,921,326	226,198
	Foot Locker Inc.	3,118,055	221,039
	Interpublic Group of Cos.
	Inc.	9,290,007	217,479
	Darden Restaurants Inc.	2,880,014	209,435
	Kohl’s Corp.	4,202,413	207,515
	Aramark	5,727,115	204,573
*	Liberty Interactive Corp.
	QVC Group Class A	9,740,200	194,609
	Wyndham Worldwide
	Corp.	2,525,274	192,855
	Signet Jewelers Ltd.	1,771,390	166,971
	Wynn Resorts Ltd.	1,907,221	164,994
*	Norwegian Cruise Line
	Holdings Ltd.	3,726,330	158,481
	FactSet Research
	Systems Inc.	935,797	152,937
	AmerisourceBergen Corp.
	Class A	1,934,200	151,235
*	Liberty Media
	Corp-Liberty SiriusXM
	Class C	4,176,650	141,672
*	Discovery
	Communications Inc.	5,224,175	139,903
	Staples Inc.	15,244,112	137,959
	Bed Bath & Beyond Inc.	3,385,468	137,585
	Nordstrom Inc.	2,845,071	136,364
	Scripps Networks
	Interactive Inc. Class A	1,897,453	135,421

	News Corp. Class A	11,543,029	132,283
*	TripAdvisor Inc.	2,648,147	122,795
	H&R Block Inc.	5,132,638	117,999
	Gap Inc.	5,137,578	115,287
*	Rite Aid Corp.	12,325,538	101,563
*	Discovery
	Communications Inc.
	Class A	3,560,059	97,581
	Williams-Sonoma Inc.	1,866,751	90,332
*	AutoNation Inc.	1,657,584	80,642
*	Liberty Media
	Corp-Liberty SiriusXM
	Class A	2,038,908	70,383
*	Hyatt Hotels Corp.
	Class A	634,207	35,046
	News Corp. Class B	209,094	2,467
			8,961,402
Financials (22.2%)
	Equinix Inc.	1,670,643	597,104
	M&T Bank Corp.	3,265,918	510,887
	KeyCorp	25,293,324	462,109
	Citizens Financial
	Group Inc.	11,979,974	426,846
	Hartford Financial
	Services Group Inc.	8,840,482	421,249
	Regions Financial Corp.	28,809,561	413,705
	Principal Financial
	Group Inc.	6,732,703	389,554
	Willis Towers Watson
	plc	3,040,319	371,770
	Digital Realty Trust Inc.	3,718,255	365,356
	Moody’s Corp.	3,802,877	358,497
	Essex Property Trust Inc.	1,533,299	356,492
	Lincoln National Corp.	5,348,979	354,477
	Realty Income Corp.	6,051,980	347,868
	Huntington Bancshares
	Inc.	25,387,015	335,616
	Equifax Inc.	2,802,734	331,367
	First Republic Bank	3,594,244	331,174
	Host Hotels & Resorts
	Inc.	17,314,867	326,212
*	IHS Markit Ltd.	8,393,246	297,205
	Invesco Ltd.	9,560,517	290,066
	AvalonBay Communities
	Inc.	1,606,842	284,652
*	Markel Corp.	311,050	281,345
	Cincinnati Financial Corp.	3,662,648	277,446
	Comerica Inc.	4,031,185	274,564
	Mid-America Apartment
	Communities Inc.	2,655,447	260,021
	SL Green Realty Corp.	2,371,015	255,003
*	Liberty Broadband Corp.	3,401,278	251,933
	Western Union Co.	11,346,092	246,437
	Federal Realty
	Investment Trust	1,679,788	238,715
	Unum Group	5,431,725	238,616

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Kimco Realty Corp.	9,448,523	237,725
	Annaly Capital
	Management Inc.	23,842,324	237,708
*	Arch Capital Group Ltd.	2,727,508	235,357
	XL Group Ltd.	6,296,087	234,592
	UDR Inc.	6,253,586	228,131
	Macerich Co.	3,194,985	226,333
*	E*TRADE Financial Corp.	6,407,236	222,011
	Duke Realty Corp.	8,295,408	220,326
	Extra Space Storage Inc.	2,796,631	216,012
*	CBRE Group Inc. Class A	6,708,380	211,247
	Raymond James
	Financial Inc.	2,989,852	207,107
	FNF Group	6,091,804	206,878
	Alexandria Real Estate
	Equities Inc.	1,857,040	206,373
	Zions Bancorporation	4,773,080	205,433
	CIT Group Inc.	4,728,120	201,796
	Ally Financial Inc.	10,483,290	199,392
	Torchmark Corp.	2,641,175	194,813
	VEREIT Inc.	22,779,657	192,716
	Iron Mountain Inc.	5,864,051	190,464
	Reinsurance Group of
	America Inc. Class A	1,504,447	189,304
*	Affiliated Managers
	Group Inc.	1,281,711	186,233
	Nasdaq Inc.	2,709,621	181,870
	Voya Financial Inc.	4,560,163	178,850
	Brixmor Property Group
	Inc.	7,130,603	174,129
	MSCI Inc. Class A	2,200,813	173,380
	New York Community
	Bancorp Inc.	10,841,467	172,488
	Camden Property Trust	2,049,856	172,331
	SEI Investments Co.	3,374,252	166,553
	Everest Re Group Ltd.	756,976	163,810
	WR Berkley Corp.	2,133,223	141,881
	People’s United Financial
	Inc.	7,297,068	141,271
	AGNC Investment Corp.	7,757,751	140,648
	Axis Capital Holdings Ltd.	2,073,257	135,321
	Lazard Ltd. Class A	3,041,903	124,992
	Arthur J Gallagher & Co.	2,078,765	108,013
	Jones Lang LaSalle Inc.	1,059,219	107,023
*	Alleghany Corp.	171,599	104,353
	Assurant Inc.	668,504	62,077
	Navient Corp.	3,554,196	58,395
*	Liberty Broadband Corp.
	Class A	584,950	42,385
	Athene Holding Ltd.
	Class A	555,984	26,682
*	Santander Consumer
	USA Holdings Inc.	1,257,006	16,970
	Realogy Holdings Corp.	3,074	79
			16,939,738

Health Care (7.9%)
*	Edwards Lifesciences
	Corp.	5,004,176	468,891
	CR Bard Inc.	1,720,772	386,589
*	Incyte Corp.	3,747,527	375,764
*	BioMarin Pharmaceutical
	Inc.	4,023,609	333,316
	Dentsply Sirona Inc.	5,403,181	311,926
*	Laboratory Corp. of
	America Holdings	2,410,444	309,453
	Quest Diagnostics Inc.	3,244,479	298,168
*	Henry Schein Inc.	1,883,575	285,757
	Perrigo Co. plc	3,185,704	265,146
*	Quintiles IMS Holdings
	Inc.	3,455,342	262,779
*	Hologic Inc.	6,510,577	261,204
*	IDEXX Laboratories Inc.	2,098,033	246,036
*	Waters Corp.	1,791,218	240,722
*	DaVita Inc.	3,695,399	237,245
	Universal Health
	Services Inc. Class B	2,098,247	223,211
*	Centene Corp.	3,798,841	214,672
^	ResMed Inc.	3,298,493	204,671
	Cooper Cos. Inc.	1,140,455	199,500
*	Alkermes plc	3,555,944	197,639
*	Varian Medical
	Systems Inc.	2,188,674	196,499
*	Jazz Pharmaceuticals plc	1,333,347	145,375
*	Mallinckrodt plc	2,524,218	125,757
*	Envision Healthcare Corp.	1,375,110	87,031
	Seattle Genetics Inc.	1,078,388	56,907
	Patterson Cos. Inc.	985,007	40,415
*	Alnylam Pharmaceuticals
	Inc.	853,170	31,943
*	Endo International plc	4,200	69
			6,006,685
Industrials (16.6%)
*	Fiserv Inc.	5,080,142	539,917
	Amphenol Corp. Class A	7,219,776	485,169
	Roper Technologies Inc.	2,373,880	434,610
	Vulcan Materials Co.	3,096,430	387,518
	Martin Marietta
	Materials Inc.	1,485,288	329,036
	Waste Connections Inc.	4,098,712	322,118
	Fastenal Co.	6,764,090	317,777
*	FleetCor Technologies
	Inc.	2,170,816	307,214
	Ball Corp.	4,090,868	307,101
	WestRock Co.	5,885,579	298,811
	TransDigm Group Inc.	1,186,022	295,272
	Alliance Data Systems
	Corp.	1,284,097	293,416
*	Verisk Analytics Inc.
	Class A	3,526,752	286,266
	Rockwell Collins Inc.	3,048,185	282,750

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Textron Inc.	5,691,003	276,355
	WW Grainger Inc.	1,184,921	275,198
	Dover Corp.	3,635,345	272,396
	AMETEK Inc.	5,415,758	263,206
*	Mettler-Toledo
	International Inc.	613,948	256,974
	Global Payments Inc.	3,596,593	249,640
	L-3 Communications
	Holdings Inc.	1,627,647	247,581
	Masco Corp.	7,682,682	242,926
	CH Robinson Worldwide
	Inc.	3,313,784	242,768
	Acuity Brands Inc.	1,031,594	238,154
	Cintas Corp.	1,964,418	227,008
	Expeditors International
	of Washington Inc.	4,220,829	223,535
*	Vantiv Inc. Class A	3,704,239	220,847
	Pentair plc	3,827,431	214,604
	Kansas City Southern	2,517,307	213,593
*	United Rentals Inc.	1,970,750	208,072
	Xylem Inc.	4,197,762	207,873
	Sealed Air Corp.	4,523,287	205,086
	JB Hunt Transport
	Services Inc.	2,099,979	203,845
	Fortune Brands Home &
	Security Inc.	3,615,461	193,283
	Total System Services
	Inc.	3,876,233	190,052
*	Trimble Inc.	5,863,177	176,775
	Xerox Corp.	20,190,467	176,263
*	Crown Holdings Inc.	3,275,674	172,202
	Fluor Corp.	3,262,767	171,361
	Wabtec Corp.	1,982,906	164,621
*	Jacobs Engineering
	Group Inc.	2,829,422	161,277
*	Sensata Technologies
	Holding NV	4,003,699	155,944
*	Stericycle Inc.	1,993,804	153,603
	Hubbell Inc. Class B	1,297,211	151,385
*	Arrow Electronics Inc.	2,099,338	149,683
	Macquarie Infrastructure
	Corp.	1,817,509	148,490
	Flowserve Corp.	3,056,949	146,886
	B/E Aerospace Inc.	2,375,394	142,975
	Avnet Inc.	2,990,841	142,394
	Robert Half International
	Inc.	2,869,358	139,967
	ManpowerGroup Inc.	1,571,453	139,655
	Owens Corning	2,655,620	136,924
*	First Data Corp. Class A	8,347,589	118,452
	Allison Transmission
	Holdings Inc.	3,479,390	117,221
	FLIR Systems Inc.	1,596,321	57,771
	Fidelity National
	Information Services Inc.	7,750	586
			12,684,406

Oil & Gas (5.2%)
*	Concho Resources Inc.	3,416,999	453,094
	Marathon Oil Corp.	19,827,331	343,211
	National Oilwell Varco
	Inc.	8,838,900	330,928
	Cimarex Energy Co.	2,222,293	302,010
	Devon Energy Corp.	5,820,186	265,808
	EQT Corp.	4,042,736	264,395
	Cabot Oil & Gas Corp.	10,884,934	254,272
	Tesoro Corp.	2,734,989	239,175
	Range Resources Corp.	5,778,865	198,562
*	Cheniere Energy Inc.	4,679,861	193,887
*	FMC Technologies Inc.	5,288,406	187,897
	Helmerich & Payne Inc.	2,407,969	186,377
	OGE Energy Corp.	4,679,507	156,529
	HollyFrontier Corp.	4,137,797	135,554
	Core Laboratories NV	1,034,088	124,132
*	Antero Resources Corp.	5,137,074	121,492
*	Energen Corp.	1,137,714	65,612
	Murphy Oil Corp.	1,918,069	59,709
*,^	Weatherford
	International plc	11,511,767	57,444
*	Continental Resources
	Inc.	1,098,008	56,591
			3,996,679
Technology (12.3%)
	Western Digital Corp.	6,679,093	453,844
	Lam Research Corp.	3,809,565	402,785
*	Autodesk Inc.	4,933,370	365,119
	Xilinx Inc.	5,909,574	356,761
	Linear Technology Corp.	5,625,100	350,725
	Symantec Corp.	14,585,143	348,439
*	Cerner Corp.	7,150,678	338,728
	Skyworks Solutions Inc.	4,348,505	324,659
	Microchip Technology
	Inc.	5,055,371	324,302
	Motorola Solutions Inc.	3,883,896	321,936
*	Citrix Systems Inc.	3,467,469	309,680
	Harris Corp.	2,908,290	298,013
*	Red Hat Inc.	4,202,870	292,940
	KLA-Tencor Corp.	3,658,115	287,821
*	Dell Technologies Inc.
	Class V	5,215,139	286,676
*	ServiceNow Inc.	3,689,225	274,257
*	Micron Technology Inc.	12,186,827	267,135
	Seagate Technology plc	6,892,235	263,077
*	Akamai Technologies Inc.	3,852,652	256,895
	Maxim Integrated
	Products Inc.	6,629,063	255,683
*	Palo Alto Networks Inc.	2,037,554	254,796
	Juniper Networks Inc.	8,454,808	238,933
	NetApp Inc.	6,520,987	229,995
*	F5 Networks Inc.	1,528,382	221,187
*	Twitter Inc.	13,382,950	218,142
	CDK Global Inc.	3,498,258	208,811
*	Synopsys Inc.	3,541,283	208,440

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Workday Inc. Class A	2,852,692	188,534
*	ANSYS Inc.	2,027,380	187,512
*	Gartner Inc.	1,838,814	185,849
*	Splunk Inc.	3,145,795	160,907
*,^	VeriSign Inc.	2,082,906	158,447
*	Qorvo Inc.	2,992,996	157,821
	Marvell Technology
	Group Ltd.	9,002,132	124,860
	Garmin Ltd.	2,429,675	117,815
	Computer Sciences Corp.	1,649,686	98,024
*	Nuance Communications
	Inc.	3,375,326	50,292
*	Premier Inc. Class A	1,176,248	35,711
			9,425,551
Telecommunications (1.1%)
*	Level 3 Communications
	Inc.	6,738,798	379,799
*	SBA Communications
	Corp. Class A	2,903,517	299,817
*	Zayo Group Holdings Inc.	3,409,616	112,040
	Frontier Communications
	Corp.	13,720,961	46,377
			838,033
Utilities (5.3%)
	WEC Energy Group Inc.	7,386,662	433,228
	DTE Energy Co.	4,199,428	413,686
	Eversource Energy	7,416,296	409,602
	American Water Works
	Co. Inc.	4,165,656	301,427
	Ameren Corp.	5,678,150	297,876
	Entergy Corp.	4,014,948	294,978
	ONEOK Inc.	4,926,638	282,838
	CMS Energy Corp.	6,550,241	272,621
	CenterPoint Energy Inc.	9,574,317	235,911
	SCANA Corp.	3,009,779	220,557
	Pinnacle West Capital
	Corp.	2,607,897	203,494
	Alliant Energy Corp.	5,330,375	201,968
	AES Corp.	15,445,017	179,471
	NiSource Inc.	7,562,350	167,430
	Avangrid Inc.	1,449,555	54,909
*	Calpine Corp.	4,200,214	48,009
			4,018,005
Total Common Stocks
(Cost $60,178,443)			76,374,442
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity
	Fund, 0.823%	3,716,107	371,648

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5]	Federal Home Loan
	Bank Discount Notes,
	0.431%, 1/25/17	3,000	2,999
[4,5]	Federal Home Loan
	Bank Discount Notes,
	0.481%, 2/17/17	500	500
5	United States Treasury Bill,
	0.320%-0.328%, 1/26/17	3,000	2,999
5	United States Treasury Bill,
	0.355%, 2/9/17	1,000	999
5	United States Treasury Bill,
	0.501%, 3/16/17	200	200
5	United States Treasury Bill,
	0.454%, 4/20/17	800	799
5	United States Treasury Bill
	0.623%-0.652%, 5/18/17	3,500	3,492
5	United States Treasury Bill,
	0.607%, 5/25/17	300	299
			12,287
Total Temporary Cash Investments
(Cost $383,926)			383,935
Total Investments (100.4%)
(Cost $60,562,369)			76,758,377

			Amount
			($000)
Other Assets and Liabilities (-0.4%)
Other Assets
Investment in Vanguard			5,697
Receivables for Investment Securities Sold 103,172
Receivables for Accrued Income			95,720
Receivables for Capital Shares Issued			85,724
Other Assets [5]			7,963
Total Other Assets			298,276
Liabilities
Payables for Investment Securities
Purchased			(11,514)
Collateral for Securities on Loan			(88,074)
Payables for Capital Shares Redeemed			(427,123)
Payables to Vanguard			(37,783)
Other Liabilities			(2,380)
Total Liabilities			(566,874)
Net Assets (100%)			76,489,779

Mid-Cap Index Fund

At December 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	63,360,563
Overdistributed Net Investment Income	(25,443)
Accumulated Net Realized Losses	(3,039,502)
Unrealized Appreciation (Depreciation)
Investment Securities	16,196,008
Futures Contracts	(1,847)
Net Assets	76,489,779

Investor Shares—Net Assets
Applicable to 115,192,247 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,137,690
Net Asset Value Per Share—
Investor Shares	$35.92

ETF Shares—Net Assets
Applicable to 125,761,484 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	16,543,668
Net Asset Value Per Share—
ETF Shares	$131.55

Amount
($000)
Admiral Shares—Net Assets
Applicable to 183,223,140 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	29,853,930
Net Asset Value Per Share—
Admiral Shares	$162.94

Institutional Shares—Net Assets
Applicable to 403,957,511 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	14,539,901
Net Asset Value Per Share—
Institutional Shares	$35.99

Institutional Plus Shares—Net Assets
Applicable to 64,302,964 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	11,414,590
Net Asset Value Per Share—
Institutional Plus Shares	$177.51

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $86,266,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $88,074,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $9,314,000 and cash of $6,163,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2016
($000)
Investment Income
Income
Dividends	1,098,336
Interest[1]	908
Securities Lending—Net	9,486
Total Income	1,108,730
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,210
Management and Administrative—Investor Shares	5,902
Management and Administrative—ETF Shares	5,860
Management and Administrative—Admiral Shares	10,508
Management and Administrative—Institutional Shares	4,897
Management and Administrative—Institutional Plus Shares	3,226
Marketing and Distribution—Investor Shares	881
Marketing and Distribution—ETF Shares	987
Marketing and Distribution—Admiral Shares	2,924
Marketing and Distribution—Institutional Shares	343
Marketing and Distribution—Institutional Plus Shares	146
Custodian Fees	562
Auditing Fees	41
Shareholders’ Reports—Investor Shares	122
Shareholders’ Reports—ETF Shares	490
Shareholders’ Reports—Admiral Shares	299
Shareholders’ Reports—Institutional Shares	159
Shareholders’ Reports—Institutional Plus Shares	108
Trustees’ Fees and Expenses	52
Total Expenses	42,717
Net Investment Income	1,066,013
Realized Net Gain (Loss)
Investment Securities Sold[1]	1,555,025
Futures Contracts	26,482
Realized Net Gain (Loss)	1,581,507
Change in Unrealized Appreciation (Depreciation)
Investment Securities	4,858,452
Futures Contracts	(3,394)
Change in Unrealized Appreciation (Depreciation)	4,855,058
Net Increase (Decrease) in Net Assets Resulting from Operations	7,502,578
1 Interest income and realized net gain (loss) from affiliated companies of the fund were $862,000 and $29,000, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,066,013	953,963
Realized Net Gain (Loss)	1,581,507	2,973,439
Change in Unrealized Appreciation (Depreciation)	4,855,058	(4,924,508)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,502,578	(997,106)
Distributions
Net Investment Income
Investor Shares	(56,675)	(55,549)
ETF Shares	(229,269)	(185,676)
Admiral Shares	(419,571)	(357,030)
Institutional Shares	(205,760)	(177,330)
Institutional Plus Shares	(172,852)	(166,136)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,084,127)	(941,721)
Capital Share Transactions
Investor Shares	(369,214)	(363,862)
ETF Shares	2,278,982	3,479,124
Admiral Shares	2,264,130	3,709,404
Institutional Shares	1,034,231	1,484,151
Institutional Plus Shares	(860,619)	426,054
Net Increase (Decrease) from Capital Share Transactions	4,347,510	8,734,871
Total Increase (Decrease)	10,765,961	6,796,044
Net Assets
Beginning of Period	65,723,818	58,927,774
End of Period[1]	76,489,779	65,723,818
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($25,443,000) and ($7,594,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$32.79	$33.72	$30.02	$22.47	$19.65
Investment Operations
Net Investment Income	.472	.444	.387	.299	.286
Net Realized and Unrealized Gain (Loss)
on Investments	3.138	(.939)	3.697	7.560	2.818
Total from Investment Operations	3.610	(.495)	4.084	7.859	3.104
Distributions
Dividends from Net Investment Income	(. 480)	(. 435)	(. 384)	(. 309)	(. 284)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 480)	(. 435)	(. 384)	(. 309)	(. 284)
Net Asset Value, End of Period	$35.92	$32.79	$33.72	$30.02	$22.47

Total Return[1]	11.07%	-1.46%	13.60%	35.00%	15.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,138	$4,140	$4,607	$4,797	$3,887
Ratio of Total Expenses to Average Net Assets	0.18%	0.20%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.42%	1.35%	1.30%	1.16%	1.36%
Portfolio Turnover Rate[2]	15%	15%	11%	32%	17%
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$120.07	$123.50	$109.96	$82.33	$71.99
Investment Operations
Net Investment Income	1.877	1.793	1.609	1.255	1.173
Net Realized and Unrealized Gain (Loss)
on Investments	11.510	(3.457)	13.524	27.668	10.329
Total from Investment Operations	13.387	(1.664)	15.133	28.923	11.502
Distributions
Dividends from Net Investment Income	(1.907)	(1.766)	(1.593)	(1.293)	(1.162)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.907)	(1.766)	(1.593)	(1.293)	(1.162)
Net Asset Value, End of Period	$131.55	$120.07	$123.50	$109.96	$82.33

Total Return	11.23%	-1.34%	13.76%	35.15%	15.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,544	$12,984	$9,879	$6,728	$3,926
Ratio of Total Expenses to Average Net Assets	0.06%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.54%	1.47%	1.44%	1.31%	1.50%
Portfolio Turnover Rate[1]	15%	15%	11%	32%	17%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$148.72	$152.97	$136.19	$101.97	$89.15
Investment Operations
Net Investment Income	2.325	2.214	1.987	1.550	1.450
Net Realized and Unrealized Gain (Loss)
on Investments	14.257	(4.284)	16.759	34.269	12.808
Total from Investment Operations	16.582	(2.070)	18.746	35.819	14.258
Distributions
Dividends from Net Investment Income	(2.362)	(2.180)	(1.966)	(1.599)	(1.438)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.362)	(2.180)	(1.966)	(1.599)	(1.438)
Net Asset Value, End of Period	$162.94	$148.72	$152.97	$136.19	$101.97

Total Return[1]	11.22%	-1.34%	13.76%	35.15%	15.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,854	$25,061	$22,125	$10,251	$6,895
Ratio of Total Expenses to Average Net Assets	0.06%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.54%	1.47%	1.44%	1.31%	1.50%
Portfolio Turnover Rate[2]	15%	15%	11%	32%	17%
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$32.85	$33.79	$30.08	$22.52	$19.69
Investment Operations
Net Investment Income	. 516	. 492	. 442	. 344	. 325
Net Realized and Unrealized Gain (Loss)
on Investments	3.148	(.947)	3.704	7.571	2.827
Total from Investment Operations	3.664	(.455)	4.146	7.915	3.152
Distributions
Dividends from Net Investment Income	(. 524)	(. 485)	(. 436)	(. 355)	(. 322)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 524)	(. 485)	(. 436)	(. 355)	(. 322)
Net Asset Value, End of Period	$35.99	$32.85	$33.79	$30.08	$22.52

Total Return	11.23%	-1.33%	13.78%	35.17%	16.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,540	$12,278	$11,172	$9,368	$7,057
Ratio of Total Expenses to Average Net Assets	0.05%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.55%	1.48%	1.45%	1.32%	1.52%
Portfolio Turnover Rate[1]	15%	15%	11%	32%	17%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$162.03	$166.65	$148.37	$111.08	$97.12
Investment Operations
Net Investment Income	2.564	2.461	2.210	1.726	1.624
Net Realized and Unrealized Gain (Loss)
on Investments	15.524	(4.657)	18.256	37.343	13.945
Total from Investment Operations	18.088	(2.196)	20.466	39.069	15.569
Distributions
Dividends from Net Investment Income	(2.608)	(2.424)	(2.186)	(1.779)	(1.609)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.608)	(2.424)	(2.186)	(1.779)	(1.609)
Net Asset Value, End of Period	$177.51	$162.03	$166.65	$148.37	$111.08

Total Return	11.24%	-1.30%	13.79%	35.20%	16.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,415	$11,260	$11,144	$8,468	$5,428
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.56%	1.50%	1.47%	1.34%	1.54%
Portfolio Turnover Rate[1]	15%	15%	11%	32%	17%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares, are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Mid-Cap Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2016, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Mid-Cap Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2016, the fund had contributed to Vanguard capital in the amount of $5,697,000, representing 0.01% of the fund’s net assets and 2.28% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	76,374,442	—	—
Temporary Cash Investments	371,648	12,287	—
Futures Contracts—Liabilities[1]	(2,380)	—	—
Total	76,743,710	12,287	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Index Fund

D. At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	March 2017	510	84,614	(1,625)
E-mini S&P 500 Index	March 2017	515	57,582	(222)
				(1,847)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2016, the fund realized $2,668,928,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2016, the fund had $9,437,000 of ordinary income available for distribution. At December 31, 2016, the fund had available capital losses totaling $3,040,152,000 to offset future net capital gains. Of this amount, $294,968,000 is subject to expiration on December 31, 2018; Capital losses of $2,745,184,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2016, the cost of investment securities for tax purposes was $60,562,369,000. Net unrealized appreciation of investment securities for tax purposes was $16,196,008,000, consisting of unrealized gains of $18,039,752,000 on securities that had risen in value since their purchase and $1,843,744,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2016, the fund purchased $20,625,448,000 of investment securities and sold $16,176,663,000 of investment securities, other than temporary cash investments. Purchases and sales include $7,576,319,000 and $5,733,361,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2016, such purchases and sales were $755,146,000 and $1,955,471,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Mid-Cap Index Fund

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	616,167	18,330	860,039	25,140
Issued in Lieu of Cash Distributions	54,065	1,566	52,328	1,606
Redeemed	(1,039,446)	(30,976)	(1,276,229)	(37,116)
Net Increase (Decrease)—Investor Shares	(369,214)	(11,080)	(363,862)	(10,370)
ETF Shares
Issued	7,988,239	63,350	12,613,214	100,772
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,709,257)	(45,725)	(9,134,090)	(72,625)
Net Increase (Decrease)—ETF Shares	2,278,982	17,625	3,479,124	28,147
Admiral Shares
Issued	6,296,858	41,232	7,061,299	45,458
Issued in Lieu of Cash Distributions	374,691	2,389	319,756	2,164
Redeemed	(4,407,419)	(28,904)	(3,671,651)	(23,756)
Net Increase (Decrease)—Admiral Shares	2,264,130	14,717	3,709,404	23,866
Institutional Shares
Issued	3,101,714	91,389	3,536,524	102,942
Issued in Lieu of Cash Distributions	191,284	5,520	165,251	5,063
Redeemed	(2,258,767)	(66,693)	(2,217,624)	(64,898)
Net Increase (Decrease)—Institutional Shares	1,034,231	30,216	1,484,151	43,107
Institutional Plus Shares
Issued	804,938	4,863	1,723,360	10,254
Issued in Lieu of Cash Distributions	164,477	965	158,363	984
Redeemed	(1,830,034)	(11,020)	(1,455,669)	(8,616)
Net Increase (Decrease)—Institutional Plus Shares	(860,619)	(5,192)	426,054	2,622

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2016, that would require recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund

Fund Profile
As of December 31, 2016

Share-Class Characteristics

	Investor	ETF	Admiral
	Shares	Shares	Shares
Ticker Symbol	VMGIX	VOT	VMGMX
Expense Ratio[1]	0.20%	0.08%	0.08%
30-Day SEC Yield	0.69%	0.80%	0.80%

Portfolio Characteristics
		CRSP US	DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Number of Stocks	156	151	3,833
Median Market Cap	$12.5B	$12.5B	$54.1B
Price/Earnings Ratio	31.8x	31.8x	24.4x
Price/Book Ratio	4.3x	4.3x	2.8x
Return on Equity	17.8%	17.6%	16.5%
Earnings Growth Rate	15.0%	15.0%	8.2%
Dividend Yield	0.9%	0.9%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	21%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	0.4%	0.4%	2.6%
Consumer Goods	10.4	10.4	9.6
Consumer Services	12.4	12.4	13.1
Financials	16.2	16.2	20.8
Health Care	12.1	12.1	12.2
Industrials	24.7	24.7	12.9
Oil & Gas	5.1	5.1	6.9
Technology	16.4	16.4	16.4
Telecommunications	2.3	2.3	2.4
Utilities	0.0	0.0	3.1

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Mid Cap	Market
	Growth Index	FA Index
R-Squared	1.00	0.89
Beta	1.00	1.07
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Equinix Inc.	Specialty REITs	1.7%
Fiserv Inc.	Financial
	Administration	1.6
Electronic Arts Inc.	Toys	1.5
Amphenol Corp.	Electrical Components &
	Equipment	1.4
Edwards Lifesciences
Corp.	Medical Supplies	1.4
Concho Resources Inc.	Exploration &
	Production	1.3
Roper Technologies Inc.	Electronic Equipment	1.3
Dollar Tree Inc.	Specialty Retailers	1.2
Lam Research Corp.	Semiconductors	1.2
Vulcan Materials Co.	Building Materials &
	Fixtures	1.1
Top Ten		13.7%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the expense ratios were 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares.

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2006, Through December 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2016
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Mid-Cap Growth Index Fund*Investor
	Shares	6.62%	12.81%	7.20%	$20,044
• • • • • • ••	Spliced Mid-Cap Growth Index	6.78	12.98	7.38	20,381
– – – –	Mid-Cap Growth Funds Average	5.68	11.37	6.42	18,629
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.62	14.59	7.18	20,003
For a benchmark description, see the Glossary.
Mid-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Growth Index Fund
ETF Shares Net Asset Value	6.75%	12.96%	7.35%	$20,320
Spliced Mid-Cap Growth Index	6.78	12.98	7.38	20,381
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	20,003

See Financial Highlights for dividend and capital gains information.

Mid-Cap Growth Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2016
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/27/2011)	Investment
Mid-Cap Growth Index Fund Admiral Shares	6.75%	12.96%	12.92%	$18,953
Spliced Mid-Cap Growth Index	6.78	12.98	12.96	18,981
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	15.42	21,267
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: December 31, 2006, Through December 31, 2016
	One	Five	Ten
	Year	Years	Years
Mid-Cap Growth Index Fund ETF Shares Market
Price	6.79%	84.02%	103.12%
Mid-Cap Growth Index Fund ETF Shares Net Asset
Value	6.75	83.89	103.20
Spliced Mid-Cap Growth Index	6.78	84.10	103.81

Fiscal-Year Total Returns (%): December 31, 2006, Through December 31, 2016

For a benchmark description, see the Glossary.

Mid-Cap Growth Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (0.4%)
*	Axalta Coating Systems
	Ltd.	1,161,308	31,588

Consumer Goods (10.3%)
*	Electronic Arts Inc.	1,539,872	121,280
*	Mohawk Industries Inc.	338,331	67,558
	Church & Dwight Co. Inc.	1,387,958	61,334
	McCormick & Co. Inc.	615,290	57,425
	Snap-on Inc.	311,888	53,417
*	WhiteWave Foods Co.
	Class A	952,739	52,972
	Hormel Foods Corp.	1,419,669	49,419
*	LKQ Corp.	1,567,484	48,043
	Hanesbrands Inc.	2,028,679	43,759
	Harman International
	Industries Inc.	374,537	41,634
*	Michael Kors Holdings
	Ltd.	838,577	36,042
*	Lululemon Athletica Inc.	511,923	33,270
*	NVR Inc.	19,331	32,263
*	WABCO Holdings Inc.	280,903	29,818
*,^	Under Armour Inc. Class A	986,281	28,651
^	Polaris Industries Inc.	327,077	26,948
*	Under Armour Inc.	1,004,646	25,287
	Lamb Weston Holdings
	Inc.	391,753	14,828
			823,948
Consumer Services (12.4%)
*	Dollar Tree Inc.	1,203,446	92,882
*	Ulta Salon Cosmetics &
	Fragrance Inc.	318,031	81,079
*	MGM Resorts
	International	2,616,397	75,431
	Expedia Inc.	663,110	75,117
	Ross Stores Inc.	1,065,040	69,867
*	CarMax Inc.	1,021,485	65,773
	Advance Auto Parts Inc.	375,562	63,515

	Alaska Air Group Inc.	662,099	58,748
*	Chipotle Mexican Grill Inc.
	Class A	155,458	58,657
	Tractor Supply Co.	705,540	53,487
	Wyndham Worldwide Corp. 578,567		44,185
	Signet Jewelers Ltd.	406,278	38,296
*	Norwegian Cruise Line
	Holdings Ltd.	855,125	36,368
	FactSet Research Systems
	Inc.	214,275	35,019
	Scripps Networks
	Interactive Inc. Class A	434,546	31,014
*	TripAdvisor Inc.	606,588	28,128
	Tiffany & Co.	335,556	25,982
*	Discovery Communications
	Inc.	597,873	16,011
*	Discovery Communications
	Inc. Class A	408,618	11,200
	Williams-Sonoma Inc.	214,520	10,381
*	AutoNation Inc.	190,619	9,274
*	Hyatt Hotels Corp. Class A	145,859	8,060
	Marriott International Inc.
	Class A	257	21
*	Liberty Interactive Corp.
	QVC Group Class A	373	7
			988,502
Financials (16.2%)
	Equinix Inc.	383,372	137,021
	Digital Realty Trust Inc.	853,177	83,833
	Moody’s Corp.	872,256	82,228
	Essex Property Trust Inc.	351,671	81,764
	Realty Income Corp.	1,388,194	79,793
	Equifax Inc.	643,124	76,037
*	IHS Markit Ltd.	1,926,571	68,220
	AvalonBay Communities
	Inc.	368,568	65,292
	Mid-America Apartment
	Communities Inc.	609,802	59,712
	Federal Realty Investment
	Trust	385,167	54,736

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
*	E*TRADE Financial Corp.	1,469,017	50,901
	Extra Space Storage Inc.	641,455	49,546
*	CBRE Group Inc. Class A	1,538,251	48,440
	Alexandria Real Estate
	Equities Inc.	426,827	47,433
	VEREIT Inc.	5,229,485	44,241
*	Affiliated Managers
	Group Inc.	294,234	42,752
	Brixmor Property Group
	Inc.	1,635,455	39,938
	MSCI Inc. Class A	505,880	39,853
	SEI Investments Co.	774,160	38,213
	First Republic Bank	412,903	38,045
*	Liberty Broadband Corp.	390,218	28,903
	Arthur J Gallagher & Co.	478,176	24,846
*	Liberty Broadband Corp.
	Class A	66,339	4,807
	Realogy Holdings Corp.	129	3
			1,286,557
Health Care (12.1%)
*	Edwards Lifesciences
	Corp.	1,148,650	107,628
	CR Bard Inc.	394,622	88,656
*	Incyte Corp.	859,480	86,180
*	BioMarin Pharmaceutical
	Inc.	923,259	76,483
	Dentsply Sirona Inc.	1,239,557	71,559
*	Quintiles IMS Holdings
	Inc.	792,807	60,293
*	IDEXX Laboratories Inc.	481,629	56,481
*	Waters Corp.	411,459	55,296
*	DaVita Inc.	848,769	54,491
*	Centene Corp.	871,095	49,225
	ResMed Inc.	756,647	46,950
	Cooper Cos. Inc.	261,600	45,762
*	Alkermes plc	815,665	45,335
*	Varian Medical Systems
	Inc.	501,335	45,010
*	Jazz Pharmaceuticals plc	305,324	33,289
*	Envision Healthcare Corp.	315,970	19,998
*	Seattle Genetics Inc.	246,785	13,023
*	Alnylam Pharmaceuticals
	Inc.	197,149	7,381
			963,040
Industrials (24.6%)
*	Fiserv Inc.	1,165,997	123,922
	Amphenol Corp. Class A	1,657,110	111,358
	Roper Technologies Inc.	544,468	99,681
	Vulcan Materials Co.	710,175	88,878
	Martin Marietta Materials
	Inc.	340,706	75,477
	Waste Connections Inc.	940,336	73,901
	Fastenal Co.	1,551,730	72,900
*	FleetCor Technologies Inc.	498,527	70,552

	TransDigm Group Inc.	272,215	67,771
	Alliance Data Systems
	Corp.	294,733	67,346
*	Verisk Analytics Inc.
	Class A	808,824	65,652
	WW Grainger Inc.	271,751	63,114
	AMETEK Inc.	1,242,139	60,368
*	Mettler-Toledo
	International Inc.	140,893	58,972
	Global Payments Inc.	825,510	57,299
	Masco Corp.	1,764,287	55,787
	CH Robinson Worldwide
	Inc.	760,545	55,718
	Acuity Brands Inc.	236,777	54,662
	Cintas Corp.	450,564	52,067
	Expeditors International of
	Washington Inc.	969,554	51,348
*	Vantiv Inc. Class A	849,940	50,673
	Kansas City Southern	577,227	48,978
	JB Hunt Transport
	Services Inc.	481,755	46,764
	Fortune Brands Home &
	Security Inc.	828,281	44,280
	Total System Services
	Inc.	888,014	43,539
*	Trimble Inc.	1,346,509	40,597
	Wabtec Corp.	454,924	37,768
*	Sensata Technologies
	Holding NV	918,685	35,783
*	Stericycle Inc.	456,289	35,153
	Macquarie Infrastructure
	Corp.	417,139	34,080
	B/E Aerospace Inc.	545,115	32,810
	Robert Half International
	Inc.	656,882	32,043
*	First Data Corp. Class A	1,917,855	27,214
*	United Rentals Inc.	226,474	23,911
	Pentair plc	143	8
			1,960,374
Oil & Gas (5.1%)
*	Concho Resources Inc.	783,922	103,948
	EQT Corp.	927,170	60,637
	Cabot Oil & Gas Corp.	2,498,139	58,357
	Range Resources Corp.	1,326,476	45,578
*	Cheniere Energy Inc.	1,072,101	44,417
	Cimarex Energy Co.	254,682	34,611
	Core Laboratories NV	236,946	28,443
*	Antero Resources Corp.	1,179,744	27,901
			403,892
Technology (16.4%)
	Lam Research Corp.	873,958	92,404
*	Autodesk Inc.	1,131,447	83,738
	Linear Technology Corp.	1,290,384	80,455
*	Cerner Corp.	1,640,183	77,695

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
	Skyworks Solutions Inc.	997,561	74,478
	Microchip Technology Inc. 1,159,788		74,400
*	Citrix Systems Inc.	795,852	71,077
*	Red Hat Inc.	964,659	67,237
*	ServiceNow Inc.	846,370	62,919
*	Akamai Technologies Inc.	884,178	58,957
*	Palo Alto Networks Inc.	468,000	58,523
*	F5 Networks Inc.	350,613	50,741
*	Twitter Inc.	3,072,198	50,077
	CDK Global Inc.	802,156	47,881
*	Workday Inc. Class A	655,085	43,295
*	ANSYS Inc.	464,570	42,968
*	Gartner Inc.	421,349	42,586
	Xilinx Inc.	678,316	40,950
*	Splunk Inc.	723,278	36,996
*,^	VeriSign Inc.	477,955	36,358
*	Qorvo Inc.	686,798	36,215
	KLA-Tencor Corp.	419,283	32,989
*	Micron Technology Inc.	1,397,127	30,625
*	Premier Inc. Class A	270,359	8,208
	NVIDIA Corp.	447	48
			1,301,820
Telecommunications (2.3%)
*	Level 3 Communications
	Inc.	1,545,488	87,104
*	SBA Communications
	Corp. Class A	666,472	68,820
*	Zayo Group Holdings Inc.	783,855	25,757
			181,681
Total Common Stocks
(Cost $7,067,543)			7,941,402
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity
	Fund, 0.823%	382,893	38,293

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill,
	0.478%, 2/9/17	100	100
4	United States Treasury Bill,
	0.557%, 4/27/17	400	399
4	United States Treasury Bill,
	0.564%, 5/4/17	700	699
			1,198
Total Temporary Cash Investments
(Cost $39,490)			39,491
Total Investments (100.3%)
(Cost $7,107,033)			7,980,893

			Amount
			($000)
Other Assets and Liabilities (-0.3%)
Other Assets
Investment in Vanguard			589
Receivables for Investment Securities Sold			149
Receivables for Accrued Income			5,182
Receivables for Capital Shares Issued			9,337
Total Other Assets			15,257
Liabilities
Payables for Investment Securities
	Purchased		(5,378)
Collateral for Securities on Loan			(19,174)
Payables for Capital Shares Redeemed			(8,796)
Payables to Vanguard			(3,292)
Other Liabilities			(88)
Total Liabilities			(36,728)
Net Assets (100%)			7,959,422

Mid-Cap Growth Index Fund

At December 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	7,571,662
Overdistributed Net Investment Income	(2,206)
Accumulated Net Realized Losses	(483,641)
Unrealized Appreciation (Depreciation)
Investment Securities	873,860
Futures Contracts	(253)
Net Assets	7,959,422

Investor Shares—Net Assets
Applicable to 11,084,513 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	460,279
Net Asset Value Per Share—
Investor Shares	$41.52

Amount
($000)
ETF Shares—Net Assets
Applicable to 33,863,013 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,575,811
Net Asset Value Per Share—
ETF Shares	$105.60

Admiral Shares—Net Assets
Applicable to 86,309,911 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,923,332
Net Asset Value Per Share—
Admiral Shares	$45.46

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,756,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $19,174,000 of collateral received for securities on loan.
4 Securities with a value of $1,123,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Operations

Year Ended
December 31, 2016
($000)
Investment Income
Income
Dividends	67,032
Interest[1]	126
Securities Lending—Net	1,095
Total Income	68,253
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,084
Management and Administrative—Investor Shares	680
Management and Administrative—ETF Shares	1,365
Management and Administrative—Admiral Shares	1,475
Marketing and Distribution—Investor Shares	130
Marketing and Distribution—ETF Shares	227
Marketing and Distribution—Admiral Shares	390
Custodian Fees	65
Auditing Fees	37
Shareholders’ Reports—Investor Shares	25
Shareholders’ Reports—ETF Shares	175
Shareholders’ Reports—Admiral Shares	61
Trustees’ Fees and Expenses	6
Total Expenses	5,720
Net Investment Income	62,533
Realized Net Gain (Loss)
Investment Securities Sold[1]	159,420
Futures Contracts	3,473
Realized Net Gain (Loss)	162,893
Change in Unrealized Appreciation (Depreciation)
Investment Securities	259,442
Futures Contracts	(288)
Change in Unrealized Appreciation (Depreciation)	259,154
Net Increase (Decrease) in Net Assets Resulting from Operations	484,580
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $121,000 and $2,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	62,533	56,067
Realized Net Gain (Loss)	162,893	269,315
Change in Unrealized Appreciation (Depreciation)	259,154	(475,467)
Net Increase (Decrease) in Net Assets Resulting from Operations	484,580	(150,085)
Distributions
Net Investment Income
Investor Shares	(3,384)	(3,858)
ETF Shares	(28,444)	(27,055)
Admiral Shares	(30,635)	(25,969)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(62,463)	(56,882)
Capital Share Transactions
Investor Shares	(107,077)	(8,440)
ETF Shares	91,799	683,080
Admiral Shares	389,750	1,153,268
Net Increase (Decrease) from Capital Share Transactions	374,472	1,827,908
Total Increase (Decrease)	796,589	1,620,941
Net Assets
Beginning of Period	7,162,833	5,541,892
End of Period[1]	7,959,422	7,162,833
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($2,206,000) and ($2,276,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$39.22	$39.94	$35.46	$26.99	$23.43
Investment Operations
Net Investment Income	.290	.268	.258	.169	.146
Net Realized and Unrealized Gain (Loss)
on Investments	2.299	(.719)	4.476	8.470	3.559
Total from Investment Operations	2.589	(.451)	4.734	8.639	3.705
Distributions
Dividends from Net Investment Income	(. 289)	(. 269)	(. 254)	(.169)	(.145)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 289)	(. 269)	(. 254)	(.169)	(.145)
Net Asset Value, End of Period	$41.52	$39.22	$39.94	$35.46	$26.99

Total Return[1]	6.62%	-1.13%	13.35%	32.02%	15.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$460	$542	$562	$595	$483
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	0.74%	0.70%	0.79%	0.57%	0.58%
Portfolio Turnover Rate[2]	21%	23%	17%	64%	38%
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$99.75	$101.57	$90.20	$68.64	$59.61
Investment Operations
Net Investment Income	.863	.805	.816	. 556	. 474
Net Realized and Unrealized Gain (Loss)
on Investments	5.848	(1.815)	11.359	21.558	9.029
Total from Investment Operations	6.711	(1.010)	12.175	22.114	9.503
Distributions
Dividends from Net Investment Income	(. 861)	(. 810)	(. 805)	(. 554)	(. 473)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 861)	(. 810)	(. 805)	(. 554)	(. 473)
Net Asset Value, End of Period	$105.60	$99.75	$101.57	$90.20	$68.64

Total Return	6.75%	-1.00%	13.49%	32.23%	15.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,576	$3,302	$2,716	$1,896	$1,200
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.86%	0.82%	0.93%	0.72%	0.72%
Portfolio Turnover Rate[1]	21%	23%	17%	64%	38%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$42.94	$43.72	$38.83	$29.55	$25.66
Investment Operations
Net Investment Income	.370	.349	.350	.239	.205
Net Realized and Unrealized Gain (Loss)
on Investments	2.519	(.777)	4.886	9.279	3.889
Total from Investment Operations	2.889	(.428)	5.236	9.518	4.094
Distributions
Dividends from Net Investment Income	(. 369)	(. 352)	(. 346)	(. 238)	(. 204)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 369)	(. 352)	(. 346)	(. 238)	(. 204)
Net Asset Value, End of Period	$45.46	$42.94	$43.72	$38.83	$29.55

Total Return[1]	6.75%	-0.98%	13.48%	32.22%	15.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,923	$3,319	$2,264	$1,566	$913
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.86%	0.82%	0.93%	0.72%	0.72%
Portfolio Turnover Rate [2]	21%	23%	17%	64%	38%
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Mid-Cap Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2016, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Mid-Cap Growth Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2016, the fund had contributed to Vanguard capital in the amount of $589,000, representing 0.01% of the fund’s net assets and 0.24% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,941,402	—	—
Temporary Cash Investments	38,293	1,198	—
Futures Contracts—Liabilities[1]	(85)	—	—
Total	7,979,610	1,198	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Growth Index Fund

D. At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	122	13,641	(113)
E-mini S&P Mid-Cap 400 Index	March 2017	44	7,300	(140)
				(253)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2016, the fund realized $286,582,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2016, the fund had $782,000 of ordinary income available for distribution. At December 31, 2016, the fund had available capital losses totaling $483,894,000 to offset future net capital gains. Of this amount, $73,214,000 is subject to expiration on December 31, 2018. Capital losses of $410,680,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2016, the cost of investment securities for tax purposes was $7,107,033,000. Net unrealized appreciation of investment securities for tax purposes was $873,860,000, consisting of unrealized gains of $1,206,341,000 on securities that had risen in value since their purchase and $332,481,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2016, the fund purchased $2,688,721,000 of investment securities and sold $2,300,322,000 of investment securities, other than temporary cash investments. Purchases and sales include $845,634,000 and $772,741,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2016, such purchases and sales were $171,959,000 and $338,953,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Mid-Cap Growth Index Fund

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	113,566	2,863	238,852	5,803
Issued in Lieu of Cash Distributions	3,280	81	3,761	96
Redeemed	(223,923)	(5,676)	(251,053)	(6,150)
Net Increase (Decrease)—Investor Shares	(107,077)	(2,732)	(8,440)	(251)
ETF Shares
Issued	861,826	8,286	2,076,252	19,811
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(770,027)	(7,525)	(1,393,172)	(13,450)
Net Increase (Decrease)—ETF Shares	91,799	761	683,080	6,361
Admiral Shares
Issued	1,261,332	29,101	1,742,625	38,699
Issued in Lieu of Cash Distributions	28,189	633	23,858	555
Redeemed	(899,771)	(20,724)	(613,215)	(13,738)
Net Increase (Decrease)—Admiral Shares	389,750	9,010	1,153,268	25,516

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2016, that would require recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund

Fund Profile
As of December 31, 2016

Share-Class Characteristics

	Investor	ETF	Admiral
	Shares	Shares	Shares
Ticker Symbol	VMVIX	VOE	VMVAX
Expense Ratio[1]	0.20%	0.08%	0.08%
30-Day SEC Yield	1.98%	2.10%	2.10%

Portfolio Characteristics
		CRSP US	DJ
		Mid Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Number of Stocks	208	203	3,833
Median Market Cap	$11.2B	$11.2B	$54.1B
Price/Earnings Ratio	22.9x	22.8x	24.4x
Price/Book Ratio	2.0x	2.0x	2.8x
Return on Equity	13.0%	12.7%	16.5%
Earnings Growth Rate	5.4%	5.3%	8.2%
Dividend Yield	2.2%	2.2%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	20%	—	—
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Mid Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Basic Materials	7.6%	7.6%	2.6%
Consumer Goods	15.8	15.8	9.6
Consumer Services	11.1	11.1	13.1
Financials	27.1	27.1	20.8
Health Care	4.4	4.3	12.2
Industrials	9.9	9.9	12.9
Oil & Gas	5.4	5.4	6.9
Technology	9.0	9.0	16.4
Telecommunications	0.1	0.1	2.4
Utilities	9.6	9.7	3.1

Volatility Measures
	CRSP US	DJ
	Mid Cap	U.S. Total
	Value	Market
	Index	FA Index
R-Squared	1.00	0.95
Beta	1.00	1.00
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
M&T Bank Corp.	Banks	1.2%
Newell Brands Inc.	Durable Household
	Products	1.2
KeyCorp	Banks	1.1
Western Digital Corp.	Computer Hardware	1.1
WEC Energy Group Inc.	Multiutilities	1.0
Citizens Financial Group
Inc.	Banks	1.0
Newmont Mining Corp.	Gold Mining	1.0
Hartford Financial
Services Group Inc.	Full Line Insurance	1.0
Regions Financial Corp.	Banks	1.0
DTE Energy Co.	Conventional
	Electricity	1.0
Top Ten		10.6%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the expense ratios were 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares.

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2006, Through December 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2016
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Mid-Cap Value Index Fund*Investor
	Shares	15.11%	15.41%	7.53%	$20,671
• • • • • • ••	Spliced Mid-Cap Value Index	15.28	15.62	7.72	21,037
– – – –	Mid-Cap Value Funds Average	18.26	14.33	6.84	19,377
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.62	14.59	7.18	20,003
For a benchmark description, see the Glossary.
Mid-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Value Index Fund
ETF Shares Net Asset Value	15.26%	15.56%	7.67%	$20,945
Spliced Mid-Cap Value Index	15.28	15.62	7.72	21,037
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	20,003

See Financial Highlights for dividend and capital gains information.

Mid-Cap Value Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2016
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/27/2011)	Investment
Mid-Cap Value Index Fund Admiral Shares	15.26%	15.56%	16.69%	$22,519
Spliced Mid-Cap Value Index	15.28	15.62	16.75	22,588
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	15.42	21,267
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: December 31, 2006, Through December 31, 2016
	One	Five	Ten
	Year	Years	Years
Mid-Cap Value Index Fund ETF Shares Market Price	15.29%	106.05%	109.38%
Mid-Cap Value Index Fund ETF Shares Net Asset
Value	15.26	106.07	109.45
Spliced Mid-Cap Value Index	15.28	106.66	110.37

Fiscal-Year Total Returns (%): December 31, 2006, Through December 31, 2016

For a benchmark description, see the Glossary.

Mid-Cap Value Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (7.6%)
Newmont Mining Corp.	3,861,895	131,575
* Freeport-McMoRan Inc.	8,917,309	117,619
Celanese Corp. Class A	1,042,269	82,068
Eastman Chemical Co.	1,014,872	76,328
Mosaic Co.	2,549,525	74,778
Albemarle Corp.	817,642	70,383
International Flavors &
Fragrances Inc.	519,635	61,229
Arconic Inc.	3,187,836	59,102
FMC Corp.	972,967	55,031
CF Industries Holdings
Inc.	1,696,464	53,405
Ashland Global Holdings
Inc.	452,468	49,450
Avery Dennison Corp.	647,663	45,479
Reliance Steel &
Aluminum Co.	501,745	39,909
WR Grace & Co.	509,727	34,478
* Alcoa Corp.	663,589	18,634
Westlake Chemical Corp.	281,113	15,739
		985,207
Consumer Goods (15.8%)
Newell Brands Inc.	3,510,044	156,724
Conagra Brands Inc.	3,185,398	125,983
Molson Coors Brewing
Co. Class B	1,270,689	123,651
Dr Pepper Snapple Group
Inc.	1,336,764	121,204
Clorox Co.	936,785	112,433
JM Smucker Co.	804,954	103,082
Whirlpool Corp.	546,576	99,351
Genuine Parts Co.	1,028,282	98,242
Harley-Davidson Inc.	1,286,831	75,074
Bunge Ltd.	1,013,861	73,241
DR Horton Inc.	2,628,854	71,847
Coach Inc.	2,038,110	71,375
Mattel Inc.	2,486,473	68,502

	Lear Corp.	510,378	67,559
	Delphi Automotive plc	984,523	66,308
	Tyson Foods Inc. Class A	1,056,274	65,151
	Hasbro Inc.	816,524	63,517
	Lennar Corp. Class A	1,428,475	61,324
	BorgWarner Inc.	1,548,324	61,066
	Coty Inc. Class A	3,255,275	59,604
	Leucadia National Corp.	2,355,626	54,768
	PVH Corp.	583,302	52,637
	PulteGroup Inc.	2,166,456	39,819
	Ralph Lauren Corp.
	Class A	410,199	37,049
	Ingredion Inc.	263,621	32,942
*	Edgewell Personal Care
	Co.	421,740	30,783
	Goodyear Tire & Rubber
	Co.	950,605	29,345
*	Lamb Weston Holdings
	Inc.	531,651	20,123
^	Pilgrim’s Pride Corp.	367,083	6,971
	Lennar Corp. Class B	68,681	2,370
			2,052,045
Consumer Services (11.1%)
	Nielsen Holdings plc	2,600,883	109,107
	Royal Caribbean Cruises
	Ltd.	1,249,130	102,479
	Best Buy Co. Inc.	1,962,642	83,746
	Macy’s Inc.	2,245,175	80,400
*	United Continental
	Holdings Inc.	996,139	72,599
	Whole Foods Market Inc.	2,317,891	71,298
	Foot Locker Inc.	968,696	68,671
	Interpublic Group of
	Cos. Inc.	2,886,018	67,562
	Darden Restaurants Inc.	894,813	65,071
	Kohl’s Corp.	1,305,725	64,477
	Aramark	1,779,436	63,561
*	Liberty Interactive Corp.
	QVC Group Class A	3,022,027	60,380
	Wynn Resorts Ltd.	591,788	51,195

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	AmerisourceBergen Corp.
	Class A	600,703	46,969
*	Liberty Media Corp-Liberty
	SiriusXM Class C	1,297,152	43,999
	Staples Inc.	4,734,548	42,848
	Bed Bath & Beyond Inc.	1,050,717	42,701
	Nordstrom Inc.	883,574	42,350
	News Corp. Class A	3,450,904	39,547
	H&R Block Inc.	1,594,992	36,669
	Gap Inc.	1,595,860	35,811
	Tiffany & Co.	454,114	35,162
*	Rite Aid Corp.	3,829,311	31,553
*	Liberty Media Corp-
	Liberty SiriusXM Class A	632,208	21,824
*	Discovery
	Communications Inc.	810,073	21,694
*	Discovery
	Communications Inc.
	Class A	550,776	15,097
	Williams-Sonoma Inc.	290,172	14,041
*	AutoNation Inc.	257,879	12,546
	News Corp. Class B	198,909	2,347
			1,445,704
Financials (27.1%)
	M&T Bank Corp.	1,015,410	158,841
	KeyCorp	7,863,450	143,665
	Citizens Financial Group
	Inc.	3,724,575	132,707
	Hartford Financial
	Services Group Inc.	2,748,551	130,968
	Regions Financial Corp.	8,956,889	128,621
	Principal Financial Group
	Inc.	2,093,342	121,121
	Willis Towers Watson plc	945,329	115,595
	Lincoln National Corp.	1,663,133	110,216
	Huntington Bancshares
	Inc.	7,893,324	104,350
	Host Hotels & Resorts
	Inc.	5,383,610	101,427
	Invesco Ltd.	2,972,975	90,200
*	Markel Corp.	96,741	87,502
	Cincinnati Financial Corp.	1,139,134	86,289
	Comerica Inc.	1,253,780	85,395
	SL Green Realty Corp.	737,606	79,329
	Western Union Co.	3,529,235	76,655
	Unum Group	1,689,640	74,226
	Kimco Realty Corp.	2,939,335	73,954
	Annaly Capital
	Management Inc.	7,416,551	73,943
*	Arch Capital Group Ltd.	848,537	73,220
	XL Group Ltd.	1,958,604	72,978
	UDR Inc.	1,942,756	70,872
	Macerich Co.	992,578	70,314
	Duke Realty Corp.	2,578,409	68,483

	Raymond James
	Financial Inc.	929,014	64,353
	FNF Group	1,892,756	64,278
	Zions Bancorporation	1,480,988	63,742
	CIT Group Inc.	1,468,961	62,695
	Ally Financial Inc.	3,257,066	61,949
	Torchmark Corp.	819,483	60,445
	Iron Mountain Inc.	1,819,440	59,095
	Reinsurance Group of
	America Inc. Class A	466,853	58,744
	Nasdaq Inc.	840,726	56,429
	Voya Financial Inc.	1,414,916	55,493
	New York Community
	Bancorp Inc.	3,363,838	53,519
	Camden Property Trust	636,036	53,472
	First Republic Bank	559,049	51,511
	Everest Re Group Ltd.	225,221	48,738
	WR Berkley Corp.	662,556	44,067
	People’s United Financial
	Inc.	2,266,259	43,875
	AGNC Investment Corp.	2,409,338	43,681
	Axis Capital Holdings Ltd.	643,698	42,014
*	Liberty Broadband Corp.	529,000	39,183
	Lazard Ltd. Class A	944,599	38,814
	Jones Lang LaSalle Inc.	328,395	33,181
*	Alleghany Corp.	53,317	32,423
	Assurant Inc.	207,393	19,258
	Navient Corp.	1,102,489	18,114
*	Athene Holding Ltd.
	Class A	172,009	8,255
*	Liberty Broadband Corp.
	Class A	90,867	6,584
*	Santander Consumer USA
	Holdings Inc.	388,246	5,241
	Mid-America Apartment
	Communities Inc.	546	53
			3,520,077
Health Care (4.3%)
*	Laboratory Corp. of
	America Holdings	749,529	96,225
	Quest Diagnostics Inc.	1,008,965	92,724
*	Henry Schein Inc.	585,852	88,880
	Perrigo Co. plc	991,436	82,517
*	Hologic Inc.	2,025,005	81,243
	Universal Health
	Services Inc. Class B	651,874	69,346
*	Mallinckrodt plc	784,244	39,071
	Patterson Cos. Inc.	305,305	12,527
*	Endo International plc	1,904	31
			562,564
Industrials (9.9%)
	Ball Corp.	1,272,077	95,495
	WestRock Co.	1,830,146	92,916
	Rockwell Collins Inc.	948,038	87,940

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Textron Inc.	1,769,844	85,944
	Dover Corp.	1,130,670	84,721
	L-3 Communications
	Holdings Inc.	505,389	76,875
	Pentair plc	1,189,079	66,672
	Xylem Inc.	1,304,127	64,580
	Sealed Air Corp.	1,405,365	63,719
	Xerox Corp.	6,264,370	54,688
*	Crown Holdings Inc.	1,016,312	53,428
	Fluor Corp.	1,012,315	53,167
*	Jacobs Engineering
	Group Inc.	877,846	50,037
	Hubbell Inc. Class B	402,927	47,022
*	Arrow Electronics Inc.	652,007	46,488
	Flowserve Corp.	949,424	45,620
	Avnet Inc.	928,933	44,226
	ManpowerGroup Inc.	488,107	43,378
	Owens Corning	824,828	42,528
	Allison Transmission
	Holdings Inc.	1,083,712	36,510
*	United Rentals Inc.	306,675	32,379
	FLIR Systems Inc.	495,248	17,923
	Fidelity National
	Information Services Inc.	6,164	466
			1,286,722
Oil & Gas (5.3%)
	Marathon Oil Corp.	6,164,684	106,711
	National Oilwell Varco
	Inc.	2,748,253	102,895
	Devon Energy Corp.	1,810,146	82,669
	Tesoro Corp.	850,843	74,406
*	FMC Technologies Inc.	1,640,833	58,299
	Helmerich & Payne Inc.	747,099	57,825
	OGE Energy Corp.	1,453,421	48,617
	Cimarex Energy Co.	345,592	46,966
	HollyFrontier Corp.	1,284,664	42,086
*	Energen Corp.	353,080	20,362
	Murphy Oil Corp.	594,942	18,520
*	Weatherford
	International plc	3,573,214	17,830
*,^	Continental Resources
	Inc.	340,800	17,565
			694,751
Other (0.0%)[2]
*	Safeway Inc CVR
	(Casa Ley) Exp. 01/30/2018	1,233	—
*	Safeway Inc CVR (PDC)
	Exp. 01/30/2017	1,233	—
			—
Technology (9.0%)
	Western Digital Corp.	2,077,237	141,148
	Symantec Corp.	4,536,241	108,371
	Motorola Solutions Inc.	1,207,696	100,106
	Harris Corp.	904,439	92,678

*	Dell Technologies Inc.
	Class V	1,622,658	89,197
	Seagate Technology plc	2,143,571	81,820
	Maxim Integrated
	Products Inc.	2,061,811	79,524
	Juniper Networks Inc.	2,630,090	74,326
	NetApp Inc.	2,028,532	71,546
*	Synopsys Inc.	1,100,166	64,756
	Xilinx Inc.	917,884	55,413
	KLA-Tencor Corp.	568,855	44,758
*	Micron Technology Inc.	1,895,008	41,539
	Marvell Technology
	Group Ltd.	2,794,996	38,767
	Garmin Ltd.	754,591	36,590
	Computer Sciences Corp.	512,663	30,462
*	Nuance Communications
	Inc.	1,048,233	15,619
			1,166,620
Telecommunications (0.1%)
	Frontier
	Communications Corp.	4,278,171	14,460

Utilities (9.6%)
	WEC Energy Group Inc.	2,296,561	134,693
	DTE Energy Co.	1,305,657	128,620
	Eversource Energy	2,305,803	127,350
	American Water Works
	Co. Inc.	1,295,321	93,729
	Ameren Corp.	1,765,726	92,630
	Entergy Corp.	1,249,545	91,804
	ONEOK Inc.	1,532,098	87,958
	CMS Energy Corp.	2,037,219	84,789
	CenterPoint Energy Inc.	2,978,388	73,387
	SCANA Corp.	935,041	68,520
	Pinnacle West Capital
	Corp.	809,218	63,143
	Alliant Energy Corp.	1,653,820	62,663
	AES Corp.	4,792,033	55,683
	NiSource Inc.	2,346,329	51,948
	Avangrid Inc.	449,885	17,042
*	Calpine Corp.	1,303,372	14,898
			1,248,857
Total Common Stocks
(Cost $11,273,934)			12,977,007
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[3,4]	Vanguard Market Liquidity
	Fund, 0.823%	605,297	60,536

Mid-Cap Value Index Fund

	Face	Market
	Amount	Value•
	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
5 United States Treasury Bill,
0.322%, 1/19/17	5,000	4,999
Total Temporary Cash Investments
(Cost $65,535)		65,535
Total Investments (100.3%)
(Cost $11,339,469)		13,042,542

		Amount
		($000)
Other Assets and Liabilities (-0.3%)
Other Assets
Investment in Vanguard		939
Receivables for Investment Securities Sold		880
Receivables for Accrued Income		22,525
Receivables for Capital Shares Issued		17,923
Other Assets		33
Total Other Assets		42,300
Liabilities
Payables for Investment Securities
Purchased		(34,954)
Collateral for Securities on Loan		(18,480)
Payables for Capital Shares Redeemed		(29,649)
Payables to Vanguard		(3,624)
Other Liabilities		(289)
Total Liabilities		(86,996)
Net Assets (100%)		12,997,846

At December 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	11,793,685
Overdistributed Net Investment Income	(1,482)
Accumulated Net Realized Losses	(497,181)
Unrealized Appreciation (Depreciation)
Investment Securities	1,703,073
Futures Contracts	(249)
Net Assets	12,997,846

Investor Shares—Net Assets
Applicable to 17,410,843 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	665,717
Net Asset Value Per Share—
Investor Shares	$38.24

ETF Shares—Net Assets
Applicable to 65,722,578 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,382,813
Net Asset Value Per Share—
ETF Shares	$97.12

Admiral Shares—Net Assets
Applicable to 118,259,995 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,949,316
Net Asset Value Per Share—
Admiral Shares	$50.31

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,814,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $18,480,000 of collateral received for securities on loan.
5 Securities with a value of $1,500,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Operations

Year Ended
December 31, 2016
($000)
Investment Income
Income
Dividends	230,182
Interest[1]	192
Securities Lending—Net	1,002
Total Income	231,376
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,528
Management and Administrative—Investor Shares	861
Management and Administrative—ETF Shares	1,994
Management and Administrative—Admiral Shares	1,965
Marketing and Distribution—Investor Shares	164
Marketing and Distribution—ETF Shares	350
Marketing and Distribution—Admiral Shares	530
Custodian Fees	97
Auditing Fees	39
Shareholders’ Reports—Investor Shares	23
Shareholders’ Reports—ETF Shares	339
Shareholders’ Reports—Admiral Shares	75
Trustees’ Fees and Expenses	8
Total Expenses	7,973
Net Investment Income	223,403
Realized Net Gain (Loss)
Investment Securities Sold[1]	342,551
Futures Contracts	4,523
Realized Net Gain (Loss)	347,074
Change in Unrealized Appreciation (Depreciation)
Investment Securities	992,542
Futures Contracts	(438)
Change in Unrealized Appreciation (Depreciation)	992,104
Net Increase (Decrease) in Net Assets Resulting from Operations	1,562,581
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $184,000 and $2,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	223,403	171,890
Realized Net Gain (Loss)	347,074	289,945
Change in Unrealized Appreciation (Depreciation)	992,104	(628,256)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,562,581	(166,421)
Distributions
Net Investment Income
Investor Shares	(11,952)	(11,384)
ETF Shares	(112,242)	(84,188)
Admiral Shares	(103,729)	(73,446)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(227,923)	(169,018)
Capital Share Transactions
Investor Shares	3,843	(17,234)
ETF Shares	1,395,028	1,106,022
Admiral Shares	1,441,539	1,138,592
Net Increase (Decrease) from Capital Share Transactions	2,840,410	2,227,380
Total Increase (Decrease)	4,175,068	1,891,941
Net Assets
Beginning of Period	8,822,778	6,930,837
End of Period[1]	12,997,846	8,822,778
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,482,000) and $2,955,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$33.86	$35.19	$31.38	$23.16	$20.34
Investment Operations
Net Investment Income	. 675	. 658	. 539	. 441	. 423
Net Realized and Unrealized Gain (Loss)
on Investments	4.396	(1.341)	3.804	8.218	2.813
Total from Investment Operations	5.071	(.683)	4.343	8.659	3.236
Distributions
Dividends from Net Investment Income	(. 691)	(. 647)	(. 533)	(. 439)	(. 416)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 691)	(. 647)	(. 533)	(. 439)	(. 416)
Net Asset Value, End of Period	$38.24	$33.86	$35.19	$31.38	$23.16

Total Return[1]	15.11%	-1.91%	13.84%	37.42%	15.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$666	$588	$628	$640	$487
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	2.02%	2.01%	1.86%	1.80%	2.21%
Portfolio Turnover Rate[2]	20%	20%	14%	46%	33%
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$85.99	$89.39	$79.73	$58.82	$51.67
Investment Operations
Net Investment Income	1.822	1.785	1.504	1.232	1.156
Net Realized and Unrealized Gain (Loss)
on Investments	11.170	(3.427)	9.647	20.901	7.130
Total from Investment Operations	12.992	(1.642)	11.151	22.133	8.286
Distributions
Dividends from Net Investment Income	(1.862)	(1.758)	(1.491)	(1.223)	(1.136)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.862)	(1.758)	(1.491)	(1.223)	(1.136)
Net Asset Value, End of Period	$97.12	$85.99	$89.39	$79.73	$58.82

Total Return	15.26%	-1.80%	13.98%	37.65%	16.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,383	$4,351	$3,407	$2,256	$1,147
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.14%	2.13%	2.00%	1.95%	2.35%
Portfolio Turnover Rate[1]	20%	20%	14%	46%	33%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$44.54	$46.30	$41.30	$30.47	$26.77
Investment Operations
Net Investment Income	. 942	. 924.780		. 638	. 598
Net Realized and Unrealized Gain (Loss)
on Investments	5.791	(1.775)	4.994	10.826	3.692
Total from Investment Operations	6.733	(.851)	5.774	11.464	4.290
Distributions
Dividends from Net Investment Income	(. 963)	(. 909)	(.774)	(. 634)	(. 590)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 963)	(. 909)	(.774)	(. 634)	(. 590)
Net Asset Value, End of Period	$50.31	$44.54	$46.30	$41.30	$30.47

Total Return[1]	15.26%	-1.80%	13.98%	37.66%	16.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,949	$3,884	$2,896	$1,753	$724
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.14%	2.13%	2.00%	1.95%	2.35%
Portfolio Turnover Rate[2]	20%	20%	14%	46%	33%
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Mid-Cap Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2016, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Mid-Cap Value Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2016, the fund had contributed to Vanguard capital in the amount of $939,000, representing 0.01% of the fund’s net assets and 0.38% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	12,977,007	—	—
Temporary Cash Investments	60,536	4,999	—
Futures Contracts—Liabilities[1]	(149)	—	—
Total	13,037,394	4,999	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Value Index Fund

D. At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	140	15,653	(118)
E-mini S&P MidCap 400 Index	March 2017	41	6,802	(131)
				(249)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2016, the fund realized $578,156,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2016, the fund had $1,714,000 of ordinary income available for distribution. At December 31, 2016, the fund had available capital losses totaling $497,430,000 to offset future net capital gains. Of this amount, $4,037,000 is subject to expiration on December 31, 2018. Capital losses of $493,393,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2016, the cost of investment securities for tax purposes was $11,339,469,000. Net unrealized appreciation of investment securities for tax purposes was $1,703,073,000, consisting of unrealized gains of $2,002,207,000 on securities that had risen in value since their purchase and $299,134,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2016, the fund purchased $6,520,750,000 of investment securities and sold $3,668,757,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,609,330,000 and $1,527,892,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2016, such purchases and sales were $397,678,000 and $552,730,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Mid-Cap Value Index Fund

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	264,163	7,498	252,836	7,160
Issued in Lieu of Cash Distributions	11,559	319	11,039	331
Redeemed	(271,879)	(7,784)	(281,109)	(7,951)
Net Increase (Decrease)—Investor Shares	3,843	33	(17,234)	(460)
ETF Shares
Issued	2,771,953	30,304	2,585,412	28,956
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,376,925)	(15,175)	(1,479,390)	(16,475)
Net Increase (Decrease)—ETF Shares	1,395,028	15,129	1,106,022	12,481
Admiral Shares
Issued	2,478,125	53,386	1,833,183	39,490
Issued in Lieu of Cash Distributions	92,986	1,947	65,747	1,498
Redeemed	(1,129,572)	(24,259)	(760,338)	(16,347)
Net Increase (Decrease)—Admiral Shares	1,441,539	31,074	1,138,592	24,641

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2016, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and the Shareholders of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund:

In our opinion, the accompanying statements of net assets, statement of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 13, 2017

Special 2016 tax information (unaudited) for Vanguard U.S. Stock Index Funds
(Mid-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2016, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Extended Market Index Fund	479,064
Mid-Cap Index Fund	959,343
Mid-Cap Growth Index Fund	48,396
Mid-Cap Value Index Fund	210,852

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Extended Market Index Fund	63.0%
Mid-Cap Index Fund	80.7
Mid-Cap Growth Index Fund	71.9
Mid-Cap Value Index Fund	83.2

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Mid-Capitalization Portfolios
Periods Ended December 31, 2016

	One	Five	Ten
	Year	Years	Years
Extended Market Index Fund Investor Shares
Returns Before Taxes	15.99%	14.50%	7.80%
Returns After Taxes on Distributions	15.50	14.11	7.50
Returns After Taxes on Distributions and Sale of Fund Shares	9.23	11.57	6.26

	One	Five	Ten
	Year	Years	Years
Mid-Cap Index Fund Investor Shares
Returns Before Taxes	11.07%	14.22%	7.52%
Returns After Taxes on Distributions	10.67	13.88	7.24
Returns After Taxes on Distributions and Sale of Fund Shares	6.51	11.39	6.06

	One	Five	Ten
	Year	Years	Years
Mid-Cap Growth Index Fund Investor Shares
Returns Before Taxes	6.62%	12.81%	7.20%
Returns After Taxes on Distributions	6.41	12.64	7.09
Returns After Taxes on Distributions and Sale of Fund Shares	3.86	10.24	5.83

Average Annual Total Returns: U.S. Stock Index Funds Mid-Capitalization Portfolios
Periods Ended December 31, 2016

	One	Five	Ten
	Year	Years	Years
Mid-Cap Value Index Fund Investor Shares
Returns Before Taxes	15.11%	15.41%	7.53%
Returns After Taxes on Distributions	14.56	14.94	7.11
Returns After Taxes on Distributions and Sale of Fund Shares	8.90	12.37	6.02

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2016	12/31/2016	Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,132.16	$1.07
ETF Shares	1,000.00	1,133.08	0.38
Admiral Shares	1,000.00	1,132.81	0.38
Institutional Shares	1,000.00	1,132.92	0.27
Institutional Plus Shares	1,000.00	1,133.04	0.27
Institutional Select Shares	1,000.00	1,133.15	0.11
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,073.74	$0.83
ETF Shares	1,000.00	1,074.34	0.26
Admiral Shares	1,000.00	1,074.37	0.26
Institutional Shares	1,000.00	1,074.30	0.21
Institutional Plus Shares	1,000.00	1,074.41	0.16
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,040.63	$0.92
ETF Shares	1,000.00	1,041.49	0.31
Admiral Shares	1,000.00	1,041.59	0.31
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,102.73	$0.95
ETF Shares	1,000.00	1,103.37	0.32
Admiral Shares	1,000.00	1,103.30	0.32

Six Months Ended December 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2016	12/31/2016	Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,024.13	$1.02
ETF Shares	1,000.00	1,024.78	0.36
Admiral Shares	1,000.00	1,024.78	0.36
Institutional Shares	1,000.00	1,024.89	0.25
Institutional Plus Shares	1,000.00	1,024.89	0.25
Institutional Select Shares	1,000.00	1,025.04	0.10
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,024.33	$0.81
ETF Shares	1,000.00	1,024.89	0.25
Admiral Shares	1,000.00	1,024.89	0.25
Institutional Shares	1,000.00	1,024.94	0.20
Institutional Plus Shares	1,000.00	1,024.99	0.15
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.23	$0.92
ETF Shares	1,000.00	1,024.84	0.31
Admiral Shares	1,000.00	1,024.84	0.31
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.23	$0.92
ETF Shares	1,000.00	1,024.84	0.31
Admiral Shares	1,000.00	1,024.84	0.31

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.20% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, 0.05% for
Institutional Shares, 0.05% for Institutional Plus Shares, and 0.02% for Institutional Select Shares (since inception); for the Mid-Cap Index
Fund, 0.16% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional
Plus Shares; for the Mid-Cap Growth Index Fund, 0.18% for Investor Shares, 0.06% for ETF Shares, and 0.06% for Admiral Shares; and for the
Mid-Cap Value Index Fund, 0.18% for Investor Shares, 0.06% for ETF Shares, and 0.06% for Admiral Shares. The dollar amounts shown as
“Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Mid-Cap Growth Index: MSCI US Mid Cap Growth Index through April 16, 2013; CRSP US
Mid Cap Growth Index thereafter.

Spliced Mid-Cap Index: S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450
Index through January 30, 2013; CRSP US Mid Cap Index thereafter.

Spliced Mid-Cap Value Index: MSCI US Mid Cap Value Index through April 16, 2013; CRSP US Mid
Cap Value Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International plc (diversified manufacturing and services), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center.

Executive Officers

Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior Management Team
Mortimer J. Buckley	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings
James M. Norris

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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the fund’s current prospectus.	respective affiliates and none of such parties make any
All comparative mutual fund data are from Lipper, a	representation regarding the advisability of investing in
Thomson Reuters Company, or Morningstar, Inc., unless	such product(s) nor do they have any liability for any
otherwise noted.	errors, omissions, or interruptions of the index.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q980 022017

Annual Report | December 31, 2016

Vanguard U.S. Stock Index Funds

Large-Capitalization Portfolios

Vanguard Growth Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	4
Growth Index Fund.	8
Value Index Fund.	29
Large-Cap Index Fund.	50
Your Fund’s After-Tax Returns.	76
About Your Fund’s Expenses.	77
Glossary.	80

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Returns ranged from nearly 17% for Vanguard Value Index Fund to about 6% for Vanguard Growth Index Fund. Vanguard Large-Cap Index Fund, which contains both growth and value stocks, returned more than 11%.

• All three funds closely tracked their target indexes and surpassed the average returns of their peers.

• Small-capitalization stocks outperformed their large- and mid-cap counterparts, and value stocks outpaced growth.

• Financial stocks were the top contributors for the Large-Cap Index Fund and the Value Index Fund. Technology stocks added most to the Growth Index Fund. Oil and gas and industrial holdings were among the best performers for all three funds. The health care sector produced negative results for the Growth Index Fund and the Large-Cap Index Fund.

• Over the past decade, all three funds posted returns in line with their benchmark indexes and ahead of the average return of their peers.

Total Returns: Fiscal Year Ended December 31, 2016
Total
Returns
Vanguard Growth Index Fund
Investor Shares	5.99%
ETF Shares
Market Price	6.17
Net Asset Value	6.13
Admiral™ Shares	6.12
Institutional Shares	6.13
CRSP US Large Cap Growth Index	6.16
Large-Cap Growth Funds Average	1.94
Large-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

1

Total
Returns
Vanguard Value Index Fund
Investor Shares	16.75%
ETF Shares
Market Price	16.95
Net Asset Value	16.88
Admiral Shares	16.86
Institutional Shares	16.87
CRSP US Large Cap Value Index	16.93
Large-Cap Value Funds Average	14.65
Large-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Large-Cap Index Fund
Investor Shares	11.50%
ETF Shares
Market Price	11.73
Net Asset Value	11.65
Admiral Shares	11.65
Institutional Shares	11.66
CRSP US Large Cap Index	11.75
Large-Cap Core Funds Average	9.92
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE
Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Total Returns: Ten Years Ended December 31, 2016
Average
Annual Return
Growth Index Fund Investor Shares	7.99%
Spliced Growth Index	8.20
Large-Cap Growth Funds Average	6.58
For a benchmark description, see the Glossary.
Large-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

2

Average
Annual Return
Value Index Fund Investor Shares	5.85%
Spliced Value Index	6.00
Large-Cap Value Funds Average	4.96
For a benchmark description, see the Glossary.
Large-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Large-Cap Index Fund Investor Shares	6.95%
Spliced Large Cap Index	7.14
Large-Cap Core Funds Average	5.63
For a benchmark description, see the Glossary.
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Growth Index Fund	0.22%	0.08%	0.08%	0.07%	1.17%
Value Index Fund	0.22	0.08	0.08	0.07	1.10
Large-Cap Index Fund	0.20	0.08	0.08	0.07	1.11

The fund expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the funds’ expense ratios were: for the Growth Index Fund, 0.18% for Investor Shares, 0.06% for ETF
Shares, 0.06% for Admiral Shares, and 0.05% for Institutional Shares; for the Value Index Fund, 0.18% for Investor Shares, 0.06% for ETF
Shares, 0.06% for Admiral Shares, and 0.05% for Institutional Shares; and for the Large-Cap Index Fund, 0.18% for Investor Shares, 0.06% for
ETF Shares, 0.06% for Admiral Shares, and 0.05% for Institutional Shares. The peer-group expense ratios are derived from data provided by
Lipper, a Thomson Reuters Company, and capture information through year-end 2015.

Peer groups: For the Growth Index Fund, Large-Cap Growth Funds; for the Value Index Fund, Large-Cap Value Funds; and for the Large-Cap
Index Fund, Large-Cap Core Funds.

3

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

If you’re like most investors, a big question on your mind is: What’s in store for the markets and the economy in 2017?

At Vanguard, we’re just as curious about the immediate future. But our curiosity is tempered by our belief that forecasts should give a range of possible outcomes, not pinpoint predictions. After all, there are bound to be occurrences the experts won’t see coming.

What really matters for investors

In 2016, we saw two cases in point: The United Kingdom’s June vote to exit the European Union and the November election of Donald Trump as U.S. president. Both unexpected outcomes triggered swift market reactions. But despite some short-term volatility, the markets’ 12-month performance as of December 31, 2016, proved to be less dramatic. U.S. stocks posted healthy returns, and U.S. bonds provided returns close to their long-term averages. International stocks and bonds also advanced, although returns for U.S. investors were reduced by the strength of the U.S. dollar.

The surprises of 2016 remind us to be skeptical of overly precise short-term predictions about 2017. At the cusp of a new year, market prognosticators forecast where the Standard & Poor’s 500 Index or the yield on the 10-year Treasury note will end up in 12 months. Such predictions can be attention-getting. They can also be dead wrong.

4

Investors are better off taking note of long-term trends that stand to influence our economies and markets. We’re watching these trends closely, and we discuss our latest assessment in our 2017 economic and market outlook, which you can read at vanguard.com/research.

Our global economic outlook: Expect stabilization, not stagnation

One phenomenon in particular that we’re watching is the low-growth, low-interest-rate environment that has marked the global economy since the 2008–09 financial crisis. We don’t think this economic backdrop is simply the result of cyclically weak demand or long-term stagnation. Instead, certain structural forces are contributing: Falling technology costs are restraining the amounts businesses are spending on capital investment, an aging population is weighing on growth in the developed world, and the free movement of capital and products across the globe has restrained prices and wages.

In the near term, these forces will continue to dampen growth, inflation, and interest rates. They also make it unlikely that further monetary stimulus from central banks will do much to spur growth.

I realize this all may sound gloomy, but that’s not how we see it. We expect global growth to stabilize at more modest levels, not stagnate. The world isn’t headed for Japanese-style deflation, in which a widespread sustained drop in prices puts economic activity into hibernation.

Market Barometer
		Average Annual Total Returns
		Periods Ended December 31, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	12.05%	8.59%	14.69%
Russell 2000 Index (Small-caps)	21.31	6.74	14.46
Russell 3000 Index (Broad U.S. market)	12.74	8.43	14.67
FTSE All-World ex US Index (International)	4.80	-1.16	5.52

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.65%	3.03%	2.23%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.25	4.14	3.28
Citigroup Three-Month U.S. Treasury Bill Index	0.27	0.09	0.08

CPI
Consumer Price Index	2.07%	1.18%	1.36%

5

In fact, we believe that global growth could pick up modestly over time. Our expectation is based on a potential rebound in productivity as new digital technologies are used more effectively. We also anticipate a slight recovery in the labor force as the baby boom generation finishes its transition to retirement, nudging up demand for workers.

Put expansion in perspective

Looking to the United States, the world’s largest economy remains firmly on a long-term-growth path of about 2% per year. That’s lower than the historical average of 3.25% since 1950. We see such growth at this level as fundamentally sound, rather than abnormally low. Our evaluation takes into account lower U.S. population growth and the reality that the economic expansion from the 1980s until the financial crisis was fueled by debt, distorting the numbers.

Turning to prices, we think that core U.S. inflation should modestly exceed 2% in 2017. That, in turn, will support further interest rate hikes by the Federal Reserve, similar to the one at the end of 2016.

We expect the Fed to raise rates in 2017 before taking an extended pause, and we see the federal funds rate staying below 2% through at least 2018.

Prepare for muted returns

And what about prospects for the markets? Vanguard’s outlook for global stocks and bonds remains the most guarded in ten years, given fairly high stock valuations

Expect more modest returns, rely on time-tested principles

In Vanguard’s economic and market outlook for 2017, Global Chief Economist Joseph Davis and his team offer a projection of more modest returns from the global stock and bond markets. They caution that, over the next decade, returns for a balanced portfolio are likely to be moderately below long-run historical averages.

The team’s simulations indicate that for the decade ending in 2026, the average annualized return of a 60% stock/40% bond portfolio is likely to be centered in the 3%–5% range after inflation. That’s below the actual average after-inflation return of 6% for the same portfolio for the nine decades since 1926.

Ultimately, our global market outlook points toward a somewhat more challenging environment, yet one in which, over time, investors with an appropriate level of discipline, diversification, and patience are likely to be rewarded with reasonable inflation-adjusted returns.

For more information about our expectations and the probability of various outcomes, see 2017
Economic and Market Outlook: Stabilization, Not Stagnation, available at vanguard.com/research.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model® (VCMM)
regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from the VCMM are derived from 10,000 simulations for each modeled asset class. Simulations as of September 30, 2016. Results from the model may vary with each use and over time. For more information, see the note at the end of this letter.

6

and the low-interest-rate environment. We don’t expect global bond yields to increase materially from year-end 2016 levels.

Our outlook for global equities is annualized returns of 5%–8% over the next decade. This outlook isn’t bearish, but is actually fairly positive when you take into account the current low-rate environment. (See the box titled Expect more modest returns, rely on time-tested principles for more.)

Focus on the four keys to investment success

Significant trends often happen gradually. Like shifting tides, they’re sometimes barely noticeable at first but ultimately can change the landscape entirely. Other times, apparent trends can end up receding before they have much of a long-term impact. Given the future’s inherent unpredictability, it’s not reasonable to expect a surefire block-buster revelation from any prognosticator or investment firm.

What to conclude, then? No matter what scenario plays out, we believe investors have the best chance for success if they stay focused on what they can control: their goals, asset allocation, and investment costs, along with the discipline to stick to a plan. As Tim Buckley, our chief investment officer, likes to say, this can be easy to say but harder to do, especially in times of uncertainty. Investors who can stay focused on those four keys will find themselves well-positioned to weather any market.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 16, 2017

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.
The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.
The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s Investment Strategy Group.
The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S.
and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

7

Growth Index Fund

Fund Profile
As of December 31, 2016

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VIGRX	VUG	VIGAX	VIGIX
Expense Ratio[1]	0.22%	0.08%	0.08%	0.07%
30-Day SEC Yield	1.35%	1.46%	1.46%	1.47%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Large Cap	Market
		Growth	FA
	Fund	Index	Index
Number of Stocks	323	317	3,833
Median Market Cap	$70.3B	$70.3B	$54.1B
Price/Earnings Ratio	27.1x	27.1x	24.4x
Price/Book Ratio	4.7x	4.7x	2.8x
Return on Equity	20.8%	20.3%	16.5%
Earnings Growth Rate	15.2%	15.9%	8.2%
Dividend Yield	1.5%	1.5%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	11%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Large Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	1.0%	1.0%	2.6%
Consumer Goods	11.1	11.1	9.6
Consumer Services	21.4	21.4	13.1
Financials	12.3	12.3	20.8
Health Care	13.8	13.8	12.2
Industrials	11.8	11.8	12.9
Oil & Gas	3.9	3.9	6.9
Technology	24.1	24.2	16.4
Telecommunications	0.6	0.5	2.4
Utilities	0.0	0.0	3.1

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Large Cap	Market
	Growth Index	FA Index
R-Squared	1.00	0.93
Beta	1.00	1.03
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	6.4%
Alphabet Inc.	Internet	5.0
Amazon.com Inc.	Broadline Retailers	3.3
Facebook Inc.	Internet	2.9
Comcast Corp.	Broadcasting &
	Entertainment	1.8
Home Depot Inc.	Home Improvement
	Retailers	1.8
Coca-Cola Co.	Soft Drinks	1.8
Walt Disney Co.	Broadcasting &
	Entertainment	1.6
Visa Inc.	Consumer Finance	1.6
Philip Morris
International Inc.	Tobacco	1.5
Top Ten		27.7%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the expense ratios were 0.18% for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, and 0.05% for
Institutional Shares.

8

Growth Index Fund

Investment Focus

9

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2006, Through December 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2016
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Growth Index Fund*Investor Shares	5.99%	13.90%	7.99%	$21,576
• • • • • • ••	Spliced Growth Index	6.16	14.13	8.20	22,001
– – – –	Large-Cap Growth Funds Average	1.94	12.72	6.58	18,905
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.62	14.59	7.18	20,003
For a benchmark description, see the Glossary.
Large-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Growth Index Fund
ETF Shares Net Asset Value	6.13%	14.05%	8.14%	$21,872
Spliced Growth Index	6.16	14.13	8.20	22,001
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	20,003

See Financial Highlights for dividend and capital gains information.

10

Growth Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2016

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Growth Index Fund Admiral Shares	6.12%	14.05%	8.14%	$21,871
Spliced Growth Index	6.16	14.13	8.20	22,001
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	20,003

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment

Growth Index Fund Institutional Shares	6.13%	14.06%	8.17%	$10,962,979

Spliced Growth Index	6.16	14.13	8.20	11,000,409
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	10,001,613

Cumulative Returns of ETF Shares: December 31, 2006, Through December 31, 2016
	One	Five	Ten
	Year	Years	Years
Growth Index Fund ETF Shares Market Price	6.17%	93.08%	118.88%
Growth Index Fund ETF Shares Net Asset Value	6.13	93.00	118.72
Spliced Growth Index	6.16	93.62	120.01

Fiscal-Year Total Returns (%): December 31, 2006, Through December 31, 2016

For a benchmark description, see the Glossary.

11

Growth Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (1.0%)
	Praxair Inc.	1,691,293	198,202
	Ecolab Inc.	1,554,983	182,275
	Newmont Mining Corp.	1,572,817	53,586
	International Flavors
	& Fragrances Inc.	422,942	49,835
*	Axalta Coating Systems
	Ltd.	1,280,910	34,841
	WR Grace & Co.	417,397	28,233
			546,972
Consumer Goods (11.0%)
	Coca-Cola Co.	23,002,916	953,701
	Philip Morris
	International Inc.	9,193,431	841,107
	NIKE Inc. Class B	7,918,347	402,490
	Altria Group Inc.	5,778,723	390,757
	Colgate-Palmolive Co.	5,267,404	344,699
	Kraft Heinz Co.	3,606,864	314,951
	Reynolds American Inc.	5,069,561	284,098
	Monsanto Co.	2,596,710	273,200
	Constellation Brands Inc.
	Class A	1,000,570	153,397
*,^	Tesla Motors Inc.	715,450	152,885
	Activision Blizzard Inc.	3,963,920	143,137
*	Electronic Arts Inc.	1,698,862	133,802
	Newell Brands Inc.	2,858,989	127,654
*	Monster Beverage Corp.	2,539,036	112,581
	Estee Lauder Cos. Inc.
	Class A	1,317,274	100,758
	VF Corp.	1,594,633	85,074
	Hershey Co.	808,748	83,649
	Mead Johnson Nutrition
	Co.	1,094,670	77,459
*	Mohawk Industries Inc.	373,711	74,623
	Church & Dwight Co. Inc.	1,532,564	67,724
	McCormick & Co. Inc.	679,526	63,420
	Snap-on Inc.	344,433	58,991
*	WhiteWave Foods Co.
	Class A	1,049,129	58,332

	Hormel Foods Corp.	1,570,594	54,672
*	LKQ Corp.	1,729,536	53,010
	Stanley Black & Decker
	Inc.	446,027	51,155
	BorgWarner Inc.	1,260,027	49,696
	Coty Inc. Class A	2,653,497	48,586
	Hanesbrands Inc.	2,239,621	48,309
	Brown-Forman Corp.
	Class B	1,067,085	47,933
	Harman International
	Industries Inc.	413,281	45,940
*	Michael Kors Holdings Ltd. 923,209		39,680
*	Lululemon Athletica Inc.	565,454	36,749
*	NVR Inc.	21,294	35,540
*	WABCO Holdings Inc.	309,560	32,860
*,^	Under Armour Inc.
	Class A	1,086,726	31,569
^	Polaris Industries Inc.	361,263	29,764
	DR Horton Inc.	1,068,301	29,197
*	Under Armour Inc.	1,104,783	27,807
	Lennar Corp. Class A	609,021	26,145
	Lamb Weston Holdings
	Inc.	430,685	16,301
			6,003,402
Consumer Services (21.4%)
*	Amazon.com Inc.	2,393,482	1,794,800
	Comcast Corp. Class A	14,124,115	975,270
	Home Depot Inc.	7,218,888	967,909
	Walt Disney Co.	8,487,978	884,617
	McDonald’s Corp.	4,921,246	599,014
	Starbucks Corp.	8,193,558	454,906
	Walgreens Boots
	Alliance Inc.	5,456,683	451,595
*	Priceline Group Inc.	292,423	428,710
	Costco Wholesale Corp.	2,590,510	414,767
	Lowe’s Cos. Inc.	5,183,269	368,634
*	Charter Communications
	Inc. Class A	1,202,988	346,364
*	Netflix Inc.	2,416,001	299,101
	TJX Cos. Inc.	3,696,794	277,740

12

Growth Index Fund

			Market
			Value•
		Shares	($000)
	Time Warner Inc.	2,170,708	209,539
	Southwest Airlines Co.	3,648,098	181,821
	Twenty-First Century Fox
	Inc. Class A	6,262,760	175,608
*	O’Reilly Automotive Inc.	559,791	155,851
	Ross Stores Inc.	2,350,243	154,176
	Marriott International Inc.
	Class A	1,734,420	143,402
	CBS Corp. Class B	2,248,771	143,067
*	AutoZone Inc.	171,040	135,086
	Yum! Brands Inc.	2,066,148	130,849
	Dollar General Corp.	1,669,654	123,671
*	Dollar Tree Inc.	1,327,288	102,440
	Hilton Worldwide
	Holdings Inc.	3,521,098	95,774
	L Brands Inc.	1,440,561	94,847
*	Ulta Salon Cosmetics
	& Fragrance Inc.	351,168	89,527
	Nielsen Holdings plc	2,118,194	88,858
	Royal Caribbean Cruises
	Ltd.	1,017,468	83,473
*	MGM Resorts
	International	2,888,731	83,282
	Expedia Inc.	731,400	82,853
*	DISH Network Corp.
	Class A	1,275,246	73,875
*	CarMax Inc.	1,128,418	72,659
	Advance Auto Parts Inc.	414,652	70,126
*	Chipotle Mexican Grill Inc.
	Class A	171,695	64,784
	Alaska Air Group Inc.	729,645	64,741
	Twenty-First Century Fox
	Inc.	2,366,764	64,494
	Las Vegas Sands Corp.	1,178,000	62,917
	Tractor Supply Co.	778,581	59,024
	Carnival Corp.	1,116,129	58,106
	Foot Locker Inc.	788,380	55,888
	Wyndham Worldwide
	Corp.	637,641	48,697
^	Sirius XM Holdings Inc.	9,991,396	44,462
	Signet Jewelers Ltd.	447,270	42,160
	Wynn Resorts Ltd.	483,127	41,795
*	Norwegian Cruise Line
	Holdings Ltd.	940,462	39,998
	FactSet Research
	Systems Inc.	236,220	38,605
*	Discovery
	Communications Inc.	1,319,008	35,323
	Scripps Networks
	Interactive Inc. Class A	480,061	34,262
*	TripAdvisor Inc.	668,446	30,996
	Tiffany & Co.	369,375	28,601
*	Discovery
	Communications Inc.
	Class A	900,425	24,681

	Williams-Sonoma Inc.	236,180	11,429
*	AutoNation Inc.	209,715	10,203
*	Hyatt Hotels Corp.
	Class A	159,703	8,825
	CBS Corp. Class A	2,760	178
	Whole Foods Market Inc.	2,112	65
*	Liberty Interactive Corp.
	QVC Group Class A	2,816	56
	H&R Block Inc.	1,496	34
			11,624,535
Financials (12.3%)
	Visa Inc. Class A	11,067,347	863,474
	Mastercard Inc. Class A	5,704,123	588,951
	Simon Property Group
	Inc.	1,862,233	330,863
	Charles Schwab Corp.	7,070,409	279,069
	American Tower
	Corporation	2,522,733	266,602
	BlackRock Inc.	624,279	237,563
	Marsh & McLennan Cos.
	Inc.	3,055,451	206,518
	Intercontinental
	Exchange Inc.	3,530,055	199,166
	Public Storage	873,643	195,259
	Crown Castle
	International Corp.	2,137,052	185,432
	Aon plc	1,559,155	173,893
	S&P Global Inc.	1,535,485	165,126
	Prologis Inc.	3,111,656	164,264
	Equinix Inc.	423,006	151,187
	AvalonBay Communities
	Inc.	813,875	144,178
	Welltower Inc.	2,148,398	143,792
	Weyerhaeuser Co.	4,433,068	133,391
	Ventas Inc.	2,098,559	131,202
	Boston Properties Inc.	911,289	114,622
	Vornado Realty Trust	1,007,651	105,169
	T. Rowe Price Group Inc.	1,370,554	103,148
	Digital Realty Trust Inc.	941,860	92,547
	General Growth
	Properties Inc.	3,674,383	91,786
	Moody’s Corp.	962,966	90,779
	Essex Property Trust Inc.	388,291	90,278
	Realty Income Corp.	1,533,098	88,123
	Equifax Inc.	710,083	83,953
	First Republic Bank	910,466	83,890
*	IHS Markit Ltd.	2,123,543	75,195
*	Markel Corp.	78,751	71,230
	Mid-America Apartment
	Communities Inc.	672,826	65,883
	SL Green Realty Corp.	600,953	64,633
	TD Ameritrade Holding
	Corp.	1,404,663	61,243
	Federal Realty Investment
	Trust	424,919	60,385

13

Growth Index Fund

			Market
			Value•
		Shares	($000)
	UDR Inc.	1,583,119	57,752
*	E*TRADE Financial Corp.	1,623,351	56,249
	Extra Space Storage Inc.	708,247	54,705
*	CBRE Group Inc. Class A	1,696,331	53,417
	Alexandria Real Estate
	Equities Inc.	469,832	52,212
	VEREIT Inc.	5,763,591	48,760
	Iron Mountain Inc.	1,482,499	48,152
*	Affiliated Managers
	Group Inc.	324,397	47,135
	Brixmor Property Group
	Inc.	1,805,831	44,098
	MSCI Inc. Class A	556,876	43,871
	SEI Investments Co.	851,909	42,050
	HCP Inc.	1,388,516	41,267
*	Liberty Broadband Corp.	430,979	31,923
	Kimco Realty Corp.	1,194,483	30,053
	Arthur J Gallagher & Co.	528,096	27,440
	Jones Lang LaSalle Inc.	267,887	27,067
	Raymond James Financial
	Inc.	379,257	26,271
	Camden Property Trust	259,225	21,793
*	Liberty Broadband Corp.
	Class A	73,247	5,308
	Macerich Co.	924	65
	Realogy Holdings Corp.	968	25
			6,662,407
Health Care (13.8%)
	Amgen Inc.	4,408,508	644,568
	AbbVie Inc.	9,630,475	603,060
	Medtronic plc	8,189,434	583,333
	Bristol-Myers Squibb Co.	9,903,823	578,779
	Gilead Sciences Inc.	7,807,301	559,081
*	Celgene Corp.	4,593,920	531,746
*	Allergan plc	2,222,744	466,798
*	Biogen Inc.	1,289,358	365,636
	Thermo Fisher Scientific
	Inc.	2,341,003	330,316
	Stryker Corp.	1,775,217	212,689
	Becton Dickinson and Co.	1,258,243	208,302
*	Boston Scientific Corp.	8,067,653	174,503
*	Regeneron
	Pharmaceuticals Inc.	460,278	168,963
	Zoetis Inc.	2,926,478	156,654
*	Alexion Pharmaceuticals
	Inc.	1,262,548	154,473
*	Intuitive Surgical Inc.	229,621	145,619
*	Edwards Lifesciences
	Corp.	1,267,148	118,732
*	Illumina Inc.	870,613	111,473
*	Vertex Pharmaceuticals
	Inc.	1,468,847	108,210
	CR Bard Inc.	435,320	97,799
*	Mylan NV	2,537,147	96,792
*	Incyte Corp.	948,945	95,151

*	BioMarin Pharmaceutical
	Inc.	1,019,214	84,432
	Dentsply Sirona Inc.	1,368,541	79,006
*	Laboratory Corp. of
	America Holdings	610,595	78,388
*	Henry Schein Inc.	477,158	72,390
*	Quintiles IMS Holdings Inc.	875,825	66,607
*	IDEXX Laboratories Inc.	530,662	62,231
*	Waters Corp.	453,968	61,009
*	DaVita Inc.	936,706	60,137
*	Centene Corp.	963,161	54,428
	ResMed Inc.	834,555	51,784
	Cooper Cos. Inc.	288,492	50,466
*	Alkermes plc	900,667	50,059
*	Varian Medical Systems
	Inc.	553,603	49,703
*	Jazz Pharmaceuticals plc	336,534	36,692
*	Mallinckrodt plc	637,782	31,774
	Universal Health Services
	Inc. Class B	267,319	28,437
*	Envision Healthcare Corp.	348,430	22,052
	Seattle Genetics Inc.	271,570	14,331
*	Alnylam Pharmaceuticals
	Inc.	216,164	8,093
	Perrigo Co. plc	924	77
			7,474,773
Industrials (11.8%)
	3M Co.	3,564,327	636,482
	Union Pacific Corp.	4,883,730	506,345
	United Parcel Service Inc.
	Class B	4,085,186	468,326
	Accenture plc Class A	3,676,013	430,571
	Danaher Corp.	3,689,175	287,165
	Boeing Co.	1,737,273	270,459
*	PayPal Holdings Inc.	6,793,166	268,126
	Automatic Data
	Processing Inc.	2,539,994	261,061
	Fidelity National
	Information Services Inc.	1,945,655	147,169
*	Fiserv Inc.	1,286,320	136,710
	FedEx Corp.	708,434	131,910
	Sherwin-Williams Co.	467,994	125,769
	Amphenol Corp. Class A	1,828,094	122,848
	Paychex Inc.	1,928,864	117,429
	Illinois Tool Works Inc.	936,194	114,646
	Roper Technologies Inc.	600,891	110,011
	Rockwell Automation Inc.	759,936	102,135
	Fortive Corp.	1,844,108	98,900
	Vulcan Materials Co.	784,141	98,135
	Agilent Technologies Inc.	1,922,462	87,587
	Martin Marietta Materials
	Inc.	376,000	83,295
	Waste Connections Inc.	1,038,131	81,587
	Fastenal Co.	1,713,304	80,491
*	FleetCor Technologies Inc.	550,073	77,846

14

Growth Index Fund

			Market
			Value•
		Shares	($000)
	TransDigm Group Inc.	300,473	74,806
	Alliance Data Systems
	Corp.	325,333	74,339
*	Verisk Analytics Inc.
	Class A	893,501	72,525
	Textron Inc.	1,441,184	69,984
	WW Grainger Inc.	300,213	69,724
	AMETEK Inc.	1,372,339	66,696
*	Mettler-Toledo
	International Inc.	155,578	65,119
	Global Payments Inc.	912,139	63,312
	Masco Corp.	1,947,130	61,568
	CH Robinson Worldwide
	Inc.	839,839	61,527
	Acuity Brands Inc.	260,897	60,231
	Cintas Corp.	496,748	57,404
	Expeditors International
	of Washington Inc.	1,070,051	56,670
*	Vantiv Inc. Class A	937,211	55,877
	Kansas City Southern	638,222	54,153
	Sealed Air Corp.	1,143,730	51,857
	JB Hunt Transport
	Services Inc.	532,515	51,691
	Fortune Brands Home
	& Security Inc.	912,830	48,800
	Total System Services Inc.	981,574	48,127
*	Trimble Inc.	1,483,122	44,716
	Wabtec Corp.	500,593	41,559
*	Sensata Technologies
	Holding NV	1,013,885	39,491
*	Stericycle Inc.	504,743	38,885
	Hubbell Inc. Class B	328,148	38,295
	Macquarie Infrastructure
	Corp.	459,979	37,580
	B/E Aerospace Inc.	601,061	36,178
	Robert Half International
	Inc.	724,428	35,338
*	First Data Corp. Class A	2,112,641	29,978
*	United Rentals Inc.	249,078	26,298
	Owens Corning	335,151	17,280
	FLIR Systems Inc.	408,083	14,769
	Pentair plc	1,100	62
			6,409,842
Oil & Gas (3.9%)
	Schlumberger Ltd.	4,122,562	346,089
	EOG Resources Inc.	3,416,199	345,378
	Anadarko Petroleum Corp.	3,312,088	230,952
	Pioneer Natural
	Resources Co.	1,005,789	181,112
	Williams Cos. Inc.	4,450,514	138,589
	Halliburton Co.	2,433,384	131,622
	Kinder Morgan Inc.	5,622,397	116,440
*	Concho Resources Inc.	865,503	114,766
	Noble Energy Inc.	2,547,501	96,958
	Cimarex Energy Co.	563,148	76,532

	EQT Corp.	1,024,297	66,989
	Cabot Oil & Gas Corp.	2,759,232	64,455
	Range Resources Corp.	1,466,148	50,377
*	Cheniere Energy Inc.	1,181,688	48,957
^	Core Laboratories NV	261,297	31,366
*	Antero Resources Corp.	1,300,006	30,745
*	Continental Resources Inc.	554,292	28,568
			2,099,895
Technology (24.1%)
	Apple Inc.	30,019,537	3,476,863
*	Facebook Inc. Class A	13,871,831	1,595,954
*	Alphabet Inc. Class A	1,754,628	1,390,455
*	Alphabet Inc.	1,738,273	1,341,634
	QUALCOMM Inc.	8,752,103	570,637
	Texas Instruments Inc.	5,923,000	432,201
	Broadcom Ltd.	2,236,929	395,422
	Oracle Corp.	9,129,769	351,040
	NVIDIA Corp.	3,034,432	323,895
*	Adobe Systems Inc.	2,946,613	303,354
*	salesforce.com Inc.	3,922,290	268,520
	Applied Materials Inc.	6,405,482	206,705
*	Cognizant Technology
	Solutions Corp. Class A	3,595,441	201,453
*	Yahoo! Inc.	5,088,756	196,782
	Intuit Inc.	1,445,055	165,618
*	Micron Technology Inc.	6,172,261	135,296
	Analog Devices Inc.	1,826,293	132,625
	Lam Research Corp.	965,034	102,033
*	Autodesk Inc.	1,249,238	92,456
	Xilinx Inc.	1,496,463	90,342
	Linear Technology Corp.	1,424,370	88,809
*	Cerner Corp.	1,810,980	85,786
	Skyworks Solutions Inc.	1,101,323	82,225
	Microchip Technology Inc.	1,280,133	82,121
*	Citrix Systems Inc.	877,090	78,333
*	Red Hat Inc.	1,064,739	74,212
	KLA-Tencor Corp.	926,747	72,916
*	ServiceNow Inc.	935,137	69,518
*	Akamai Technologies Inc.	976,271	65,098
	Maxim Integrated
	Products Inc.	1,681,706	64,863
*	Palo Alto Networks Inc.	516,558	64,596
*	F5 Networks Inc.	386,442	55,926
*	Twitter Inc.	3,383,747	55,155
	CDK Global Inc.	884,496	52,796
*	Workday Inc. Class A	721,734	47,699
*	ANSYS Inc.	511,891	47,345
*	Gartner Inc.	464,749	46,972
*	Splunk Inc.	796,019	40,716
*,^	VeriSign Inc.	525,903	40,005
*	Qorvo Inc.	757,650	39,951
*,^	VMware Inc. Class A	396,209	31,194
	Juniper Networks Inc.	1,068,767	30,203
*	Premier Inc. Class A	296,341	8,997
			13,098,721

15

Growth Index Fund

			Market
			Value•
		Shares	($000)
Telecommunications (0.5%)
*	T-Mobile US Inc.	1,709,913	98,337
*	Level 3 Communications
	Inc.	1,705,164	96,103
*	SBA Communications
	Corp. Class A	735,594	75,957
*	Zayo Group Holdings Inc.	862,768	28,351
			298,748
Total Common Stocks
(Cost $36,344,615)			54,219,295
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity
	Fund, 0.823%	2,529	252,870

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill,
	0.360%, 1/12/17	500	500
4	United States Treasury Bill,
	0.487%–0.501%, 3/16/17	600	599
4	United States Treasury Bill,
	0.564%–0.591%, 5/4/17	1,850	1,846
4	United States Treasury Bill,
	0.587%–0.652%, 5/18/17	1,300	1,297
4	United States Treasury Bill,
	0.618%, 5/25/17	600	599
			4,841
Total Temporary Cash Investments
(Cost $257,705)			257,711
Total Investments (100.3%)
(Cost $36,602,320)			54,477,006

Amount
($000)
Other Assets and Liabilities (-0.3%)
Other Assets
Investment in Vanguard	3,997
Receivables for Investment Securities Sold	99
Receivables for Accrued Income	51,433
Receivables for Capital Shares Issued	80,720
Other Assets [4]	1,414
Total Other Assets	137,663
Liabilities
payables for investment securities
purchased	(82,015)
Collateral for Securities on Loan	(128,571)
Payables for Capital Shares Redeemed	(42,357)
Payables to Vanguard	(32,788)
Other Liabilities	(503)
Total Liabilities	(286,234)
Net Assets (100%)	54,328,435

At December 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	37,792,663
Overdistributed Net Investment Income	(22,202)
Accumulated Net Realized Losses	(1,315,452)
Unrealized Appreciation (Depreciation)
Investment Securities	17,874,686
Futures Contracts	(1,260)
Net Assets	54,328,435

Investor Shares—Net Assets
Applicable to 51,262,282 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,938,189
Net Asset Value Per Share—
Investor Shares	$57.32

ETF Shares—Net Assets
Applicable to 206,956,494 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	23,040,383
Net Asset Value Per Share—
ETF Shares	$111.33

16

Growth Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 324,862,858 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	18,617,028
Net Asset Value Per Share—
Admiral Shares	$57.31

Institutional Shares—Net Assets
Applicable to 169,829,238 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	9,732,835
Net Asset Value Per Share—
Institutional Shares	$57.31

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $121,462,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $128,571,000 of collateral received for securities on loan.
4 Securities with a value of $4,841,000 and cash of $575,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Growth Index Fund

Statement of Operations

Year Ended
December 31, 2016
($000)
Investment Income
Income
Dividends	752,119
Interest[1]	327
Securities Lending—Net	4,328
Total Income	756,774
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,332
Management and Administrative—Investor Shares	4,340
Management and Administrative—ETF Shares	8,707
Management and Administrative—Admiral Shares	6,913
Management and Administrative—Institutional Shares	3,478
Marketing and Distribution—Investor Shares	595
Marketing and Distribution—ETF Shares	1,175
Marketing and Distribution—Admiral Shares	1,736
Marketing and Distribution—Institutional Shares	226
Custodian Fees	400
Auditing Fees	37
Shareholders’ Reports—Investor Shares	63
Shareholders’ Reports—ETF Shares	534
Shareholders’ Reports—Admiral Shares	130
Shareholders’ Reports—Institutional Shares	71
Trustees’ Fees and Expenses	38
Total Expenses	32,775
Net Investment Income	723,999
Realized Net Gain (Loss)
Investment Securities Sold[1]	1,078,326
Futures Contracts	6,845
Realized Net Gain (Loss)	1,085,171
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,228,064
Futures Contracts	(1,114)
Change in Unrealized Appreciation (Depreciation)	1,226,950
Net Increase (Decrease) in Net Assets Resulting from Operations	3,036,120

1 Interest income and realized net gain (loss) from an affiliated company of the fund were $306,000 and $11,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	723,999	644,078
Realized Net Gain (Loss)	1,085,171	1,321,416
Change in Unrealized Appreciation (Depreciation)	1,226,950	(488,041)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,036,120	1,477,453
Distributions
Net Investment Income
Investor Shares	(38,216)	(36,400)
ETF Shares	(308,113)	(254,190)
Admiral Shares	(251,588)	(210,975)
Institutional Shares	(135,867)	(129,494)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(733,784)	(631,059)
Capital Share Transactions
Investor Shares	(232,244)	(300,941)
ETF Shares	1,406,111	3,020,841
Admiral Shares	1,031,953	1,591,285
Institutional Shares	(80,462)	(318,776)
Net Increase (Decrease) from Capital Share Transactions	2,125,358	3,992,409
Total Increase (Decrease)	4,427,694	4,838,803
Net Assets
Beginning of Period	49,900,741	45,061,938
End of Period[1]	54,328,435	49,900,741
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($22,202,000) and ($12,559,000).

See accompanying Notes, which are an integral part of the Financial Statements.

19

Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$54.78	$53.71	$47.87	$36.65	$31.79
Investment Operations
Net Investment Income	.720	. 652.579		.508	.509
Net Realized and Unrealized Gain (Loss)
on Investments	2.548	1.054	5.837	11.219	4.853
Total from Investment Operations	3.268	1.706	6.416	11.727	5.362
Distributions
Dividends from Net Investment Income	(.728)	(. 636)	(. 576)	(. 507)	(. 502)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.728)	(. 636)	(. 576)	(. 507)	(. 502)
Net Asset Value, End of Period	$57.32	$54.78	$53.71	$47.87	$36.65

Total Return[1]	5.99%	3.17%	13.47%	32.16%	16.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,938	$3,038	$3,270	$3,630	$3,105
Ratio of Total Expenses to Average Net Assets	0.18%	0.22%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.31%	1.20%	1.17%	1.22%	1.45%
Portfolio Turnover Rate[2]	11%	9%	9%	32%	21%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$106.40	$104.33	$92.99	$71.19	$61.76
Investment Operations
Net Investment Income	1.528	1.420	1.268	1.112	1.087
Net Realized and Unrealized Gain (Loss)
on Investments	4.949	2.038	11.332	21.798	9.416
Total from Investment Operations	6.477	3.458	12.600	22.910	10.503
Distributions
Dividends from Net Investment Income	(1.547)	(1.388)	(1.260)	(1.110)	(1.073)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.547)	(1.388)	(1.260)	(1.110)	(1.073)
Net Asset Value, End of Period	$111.33	$106.40	$104.33	$92.99	$71.19

Total Return	6.13%	3.32%	13.62%	32.38%	17.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,040	$20,706	$17,340	$13,265	$8,467
Ratio of Total Expenses to Average Net Assets	0.06%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.43%	1.34%	1.31%	1.37%	1.59%
Portfolio Turnover Rate[1]	11%	9%	9%	32%	21%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Growth Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$54.77	$53.71	$47.87	$36.64	$31.79
Investment Operations
Net Investment Income	.786	.731	. 653	. 572	. 560
Net Realized and Unrealized Gain (Loss)
on Investments	2.550	1.044	5.836	11.229	4.842
Total from Investment Operations	3.336	1.775	6.489	11.801	5.402
Distributions
Dividends from Net Investment Income	(.796)	(.715)	(. 649)	(. 571)	(. 552)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.796)	(.715)	(. 649)	(. 571)	(. 552)
Net Asset Value, End of Period	$57.31	$54.77	$53.71	$47.87	$36.64

Total Return[1]	6.12%	3.30%	13.63%	32.40%	17.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,617	$16,777	$14,907	$7,903	$5,774
Ratio of Total Expenses to Average Net Assets	0.06%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.43%	1.34%	1.31%	1.37%	1.59%
Portfolio Turnover Rate[2]	11%	9%	9%	32%	21%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$54.77	$53.70	$47.87	$36.64	$31.79
Investment Operations
Net Investment Income	.792	.737	. 657	. 576	. 567
Net Realized and Unrealized Gain (Loss)
on Investments	2.549	1.053	5.826	11.229	4.842
Total from Investment Operations	3.341	1.790	6.483	11.805	5.409
Distributions
Dividends from Net Investment Income	(. 801)	(.720)	(. 653)	(. 575)	(. 559)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 801)	(.720)	(. 653)	(. 575)	(. 559)
Net Asset Value, End of Period	$57.31	$54.77	$53.70	$47.87	$36.64

Total Return	6.13%	3.33%	13.62%	32.41%	17.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,733	$9,380	$9,545	$8,015	$6,189
Ratio of Total Expenses to Average Net Assets	0.05%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.44%	1.35%	1.32%	1.38%	1.61%
Portfolio Turnover Rate[1]	11%	9%	9%	32%	21%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

24

Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2016, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

25

Growth Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2016, the fund had contributed to Vanguard capital in the amount of $3,997,000, representing 0.01% of the fund’s net assets and 1.60% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	54,219,295	—	—
Temporary Cash Investments	252,870	4,841	—
Futures Contracts—Liabilities[1]	(503)	—	—
Total	54,471,662	4,841	—
1 Represents variation margin on the last day of the reporting period.

26

Growth Index Fund

D. At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	1,130	126,345	(1,260)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2016, the fund realized $1,361,993,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2016, the fund had $6,891,000 of ordinary income available for distribution. At December 31, 2016, the fund had available capital losses totaling $1,314,208,000 to offset future net capital gains. Of this amount, $300,177,000 is subject to expiration on December 31, 2017. Capital losses of $1,014,031,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2016, the cost of investment securities for tax purposes was $36,602,320,000. Net unrealized appreciation of investment securities for tax purposes was $17,874,686,000, consisting of unrealized gains of $18,665,992,000 on securities that had risen in value since their purchase and $791,306,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2016, the fund purchased $10,368,985,000 of investment securities and sold $8,295,074,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,046,195,000 and $2,859,208,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2016, such purchases and sales were $519,571,000 and $1,428,133,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

27

Growth Index Fund

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	382,462	6,951	480,677	8,715
Issued in Lieu of Cash Distributions	35,730	634	34,042	615
Redeemed	(650,436)	(11,787)	(815,660)	(14,748)
Net Increase (Decrease)—Investor Shares	(232,244)	(4,202)	(300,941)	(5,418)
ETF Shares
Issued	4,308,390	39,724	6,718,956	62,729
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,902,279)	(27,375)	(3,698,115)	(34,325)
Net Increase (Decrease)—ETF Shares	1,406,111	12,349	3,020,841	28,404
Admiral Shares
Issued	3,639,459	65,786	3,735,301	67,661
Issued in Lieu of Cash Distributions	223,747	3,972	188,346	3,407
Redeemed	(2,831,253)	(51,214)	(2,332,362)	(42,325)
Net Increase (Decrease)—Admiral Shares	1,031,953	18,544	1,591,285	28,743
Institutional Shares
Issued	1,562,692	28,374	1,835,127	33,331
Issued in Lieu of Cash Distributions	126,330	2,244	120,650	2,183
Redeemed	(1,769,484)	(32,055)	(2,274,553)	(41,972)
Net Increase (Decrease)—Institutional Shares	(80,462)	(1,437)	(318,776)	(6,458)

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2016, that would require recognition or disclosure in these financial statements.

28

Value Index Fund

Fund Profile
As of December 31, 2016

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VIVAX	VTV	VVIAX	VIVIX
Expense Ratio[1]	0.22%	0.08%	0.08%	0.07%
30-Day SEC Yield	2.42%	2.53%	2.53%	2.54%

Portfolio Characteristics
			DJ
			U.S.
			Total
		CRSP US	Market
		Large Cap	FA
	Fund Value Index		Index
Number of Stocks	327	322	3,833
Median Market Cap	$88.3B	$88.3B	$54.1B
Price/Earnings Ratio	21.0x	21.0x	24.4x
Price/Book Ratio	2.2x	2.2x	2.8x
Return on Equity	15.1%	15.1%	16.5%
Earnings Growth Rate	2.0%	2.0%	8.2%
Dividend Yield	2.6%	2.6%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	7%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Large Cap	Market
	Fund	Value Index	FA Index
Basic Materials	3.4%	3.4%	2.6%
Consumer Goods	9.2	9.2	9.6
Consumer Services	6.4	6.4	13.1
Financials	25.5	25.5	20.8
Health Care	11.8	11.8	12.2
Industrials	11.9	12.0	12.9
Oil & Gas	10.2	10.2	6.9
Technology	11.2	11.1	16.4
Telecommunications	4.6	4.6	2.4
Utilities	5.8	5.8	3.1

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Large Cap	Market
	Value Index	FA Index
R-Squared	1.00	0.93
Beta	1.00	0.92
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Microsoft Corp.	Software	4.2%
Exxon Mobil Corp.	Integrated Oil & Gas	3.5
Berkshire Hathaway Inc. Reinsurance		2.9
Johnson & Johnson	Pharmaceuticals	2.9
JPMorgan Chase & Co.	Banks	2.9
General Electric Co.	Diversified Industrials	2.6
AT&T Inc.	Fixed Line
	Telecommunications	2.4
Wells Fargo & Co.	Banks	2.3
Procter & Gamble Co.	Nondurable
	Household Products	2.1
Bank of America Corp.	Banks	2.1
Top Ten		27.9%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the expense ratios were 0.18% for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, and 0.05% for Institutional Shares.

29

Value Index Fund

Investment Focus

30

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2006, Through December 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2016
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Value Index Fund*Investor Shares	16.75%	14.82%	5.85%	$17,652
• • • • • • ••	Spliced Value Index	16.93	15.04	6.00	17,914
– – – –	Large-Cap Value Funds Average	14.65	13.21	4.96	16,226
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.62	14.59	7.18	20,003
For a benchmark description, see the Glossary.
Large-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Value Index Fund
ETF Shares Net Asset Value	16.88%	14.98%	5.99%	$17,887
Spliced Value Index	16.93	15.04	6.00	17,914
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	20,003

See Financial Highlights for dividend and capital gains information.

31

Value Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2016

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Value Index Fund Admiral Shares	16.86%	14.98%	5.98%	$17,881
Spliced Value Index	16.93	15.04	6.00	17,914
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	20,003

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment

Value Index Fund Institutional Shares	16.87%	14.99%	6.01%	$8,963,184

Spliced Value Index	16.93	15.04	6.00	8,956,769
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	10,001,613

Cumulative Returns of ETF Shares: December 31, 2006, Through December 31, 2016
	One	Five	Ten
	Year	Years	Years
Value Index Fund ETF Shares Market Price	16.95%	101.01%	78.96%
Value Index Fund ETF Shares Net Asset Value	16.88	100.93	78.87
Spliced Value Index	16.93	101.49	79.14

Fiscal-Year Total Returns (%): December 31, 2006, Through December 31, 2016

For a benchmark description, see the Glossary.

32

Value Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (3.4%)
Dow Chemical Co.	5,275,879	301,886
EI du Pont de Nemours
& Co.	4,088,059	300,064
Air Products & Chemicals
Inc.	1,023,671	147,224
LyondellBasell Industries
NV Class A	1,533,175	131,516
PPG Industries Inc.	1,241,446	117,639
International Paper Co.	1,933,585	102,596
Nucor Corp.	1,497,590	89,137
* Freeport-McMoRan Inc.	5,762,481	76,007
Celanese Corp. Class A	673,337	53,019
Eastman Chemical Co.	655,485	49,299
Mosaic Co.	1,646,878	48,303
Albemarle Corp.	530,600	45,674
Newmont Mining Corp.	1,247,931	42,517
Arconic Inc.	2,069,378	38,366
FMC Corp.	632,825	35,793
CF Industries Holdings
Inc.	1,104,366	34,765
Ashland Global Holdings
Inc.	293,401	32,066
Avery Dennison Corp.	420,504	29,528
Reliance Steel
& Aluminum Co.	326,481	25,968
* Alcoa Corp.	428,778	12,040
Westlake Chemical Corp.	181,719	10,174
		1,723,581
Consumer Goods (9.2%)
Procter & Gamble Co.	12,589,284	1,058,507
PepsiCo Inc.	6,747,248	705,965
Altria Group Inc.	4,587,753	310,224
Mondelez International
Inc. Class A	6,902,898	306,005
Ford Motor Co.	18,352,844	222,620
General Motors Co.	6,094,927	212,347
Kimberly-Clark Corp.	1,684,186	192,199
General Mills Inc.	2,780,989	171,782

	Archer-Daniels-Midland
	Co.	2,705,839	123,522
	Delphi Automotive plc	1,273,570	85,775
	Kellogg Co.	1,154,947	85,131
	Tyson Foods Inc. Class A	1,366,600	84,292
	Conagra Brands Inc.	2,058,517	81,414
	Molson Coors Brewing
	Co. Class B	821,117	79,903
	Dr Pepper Snapple Group
	Inc.	863,875	78,328
	Clorox Co.	605,416	72,662
	JM Smucker Co.	520,113	66,606
	Whirlpool Corp.	353,118	64,186
	Genuine Parts Co.	664,394	63,476
	Campbell Soup Co.	940,934	56,898
	Harley-Davidson Inc.	831,262	48,496
	Bunge Ltd.	658,870	47,597
	Coach Inc.	1,319,063	46,194
	Mattel Inc.	1,613,010	44,438
	Lear Corp.	330,105	43,696
	Hasbro Inc.	527,982	41,072
	Stanley Black & Decker
	Inc.	355,586	40,782
	Leucadia National Corp.	1,523,606	35,424
	PVH Corp.	377,232	34,041
	PulteGroup Inc.	1,399,939	25,731
	Ralph Lauren Corp.
	Class A	265,925	24,018
	DR Horton Inc.	849,050	23,204
	Ingredion Inc.	171,082	21,378
	Lennar Corp. Class A	482,521	20,715
*	Edgewell Personal Care
	Co.	272,352	19,879
	Goodyear Tire & Rubber
	Co.	618,224	19,085
*	Lamb Weston Holdings
	Inc.	344,420	13,036
	Pilgrim’s Pride Corp.	236,636	4,494
	Lennar Corp. Class B	1,431	49
			4,675,171

33

Value Index Fund

			Market
			Value•
		Shares	($000)
Consumer Services (6.4%)
	Wal-Mart Stores Inc.	7,274,813	502,835
	CVS Health Corp.	5,017,175	395,905
	Target Corp.	2,641,569	190,801
	Delta Air Lines Inc.	3,521,550	173,225
	Time Warner Inc.	1,722,427	166,266
	Kroger Co.	4,439,937	153,222
	McKesson Corp.	1,063,144	149,319
*	eBay Inc.	4,994,186	148,277
	Sysco Corp.	2,314,960	128,179
	Cardinal Health Inc.	1,505,427	108,346
	American Airlines Group
	Inc.	2,315,348	108,104
	Omnicom Group Inc.	1,109,121	94,397
*	United Continental
	Holdings Inc.	1,288,585	93,912
	AmerisourceBergen Corp.
	Class A	776,595	60,722
	Viacom Inc. Class B	1,679,928	58,966
	Best Buy Co. Inc.	1,268,118	54,111
	Macy’s Inc.	1,450,495	51,942
	Las Vegas Sands Corp.	938,278	50,113
	Carnival Corp.	884,816	46,064
	Whole Foods Market Inc.	1,494,505	45,971
	Interpublic Group of Cos.
	Inc.	1,866,904	43,704
	Darden Restaurants Inc.	578,800	42,090
	Kohl’s Corp.	844,560	41,704
	Aramark	1,151,679	41,138
*	Liberty Interactive Corp.
	QVC Group Class A	1,951,125	38,984
*	Liberty Media Corp-Liberty
	SiriusXM Class C	844,468	28,644
	Staples Inc.	3,072,558	27,807
	Bed Bath & Beyond Inc.	679,391	27,611
^	Nordstrom Inc.	573,643	27,495
	News Corp. Class A	2,356,739	27,008
	H&R Block Inc.	1,028,240	23,639
	Gap Inc.	1,033,990	23,203
^	Tiffany & Co.	293,600	22,733
*	Rite Aid Corp.	2,475,653	20,399
*	Liberty Media Corp-Liberty
	SiriusXM Class A	412,253	14,231
	Williams-Sonoma Inc.	186,655	9,032
*	AutoNation Inc.	165,699	8,061
	News Corp. Class B	12,704	150
			3,248,310
Financials (25.4%)
*	Berkshire Hathaway Inc.
	Class B	9,063,984	1,477,248
	JPMorgan Chase & Co.	16,834,079	1,452,613
	Wells Fargo & Co.	21,264,834	1,171,905
	Bank of America Corp.	47,539,525	1,050,623
	Citigroup Inc.	13,406,659	796,758

Goldman Sachs Group
Inc.	1,683,699	403,162
US Bancorp	7,596,459	390,230
American International
Group Inc.	4,832,189	315,590
Morgan Stanley	6,605,534	279,084
Chubb Ltd.	2,078,760	274,646
American Express Co.	3,658,418	271,016
PNC Financial Services
Group Inc.	2,287,825	267,584
Bank of New York Mellon
Corp.	4,723,626	223,805
MetLife Inc.	4,134,905	222,830
Prudential Financial Inc.	2,022,144	210,424
Capital One Financial
Corp.	2,268,491	197,903
BB&T Corp.	3,815,761	179,417
CME Group Inc.	1,515,913	174,861
Travelers Cos. Inc.	1,335,799	163,528
Synchrony Financial	3,881,130	140,769
Discover Financial
Services	1,854,644	133,701
Aflac Inc.	1,919,034	133,565
Allstate Corp.	1,731,723	128,355
State Street Corp.	1,632,483	126,877
SunTrust Banks Inc.	2,307,983	126,593
Equity Residential	1,719,402	110,661
M&T Bank Corp.	656,156	102,642
Progressive Corp.	2,731,087	96,954
Fifth Third Bancorp	3,553,345	95,834
KeyCorp	5,081,973	92,848
Northern Trust Corp.	1,011,490	90,073
Citizens Financial Group
Inc.	2,407,146	85,767
Hartford Financial
Services Group Inc.	1,776,431	84,647
Regions Financial Corp.	5,788,989	83,130
Ameriprise Financial Inc.	743,181	82,448
Principal Financial Group
Inc.	1,352,742	78,270
Willis Towers Watson plc	610,836	74,693
Lincoln National Corp.	1,074,798	71,227
Huntington Bancshares
Inc.	5,100,998	67,435
Host Hotels & Resorts
Inc.	3,479,076	65,546
Franklin Resources Inc.	1,604,829	63,519
Loews Corp.	1,346,804	63,071
Invesco Ltd.	1,921,155	58,288
Cincinnati Financial Corp.	738,878	55,970
Comerica Inc.	810,006	55,169
Western Union Co.	2,279,967	49,521
Unum Group	1,091,521	47,950
Annaly Capital
Management Inc.	4,790,821	47,764

34

Value Index Fund

			Market
			Value•
		Shares	($000)
*	Arch Capital Group Ltd.	549,948	47,455
	XL Group Ltd.	1,265,270	47,144
	Macerich Co.	640,905	45,402
	Duke Realty Corp.	1,664,674	44,214
	FNF Group	1,229,590	41,757
	Zions Bancorporation	957,863	41,226
	CIT Group Inc.	950,142	40,552
	Ally Financial Inc.	2,106,925	40,074
	Torchmark Corp.	530,011	39,094
	Reinsurance Group of
	America Inc. Class A	303,036	38,131
	Nasdaq Inc.	546,796	36,701
	Voya Financial Inc.	915,210	35,894
	New York Community
	Bancorp Inc.	2,188,286	34,816
	Everest Re Group Ltd.	152,157	32,927
	HCP Inc.	1,103,887	32,807
	WR Berkley Corp.	428,098	28,473
	People’s United Financial
	Inc.	1,469,670	28,453
	AGNC Investment Corp.	1,564,395	28,362
	Axis Capital Holdings Ltd.	415,872	27,144
*	Liberty Broadband Corp.	343,470	25,441
	Lazard Ltd. Class A	613,804	25,221
	Kimco Realty Corp.	949,810	23,897
*	Alleghany Corp.	34,870	21,205
	Raymond James Financial
	Inc.	301,752	20,902
	Camden Property Trust	205,540	17,280
	Assurant Inc.	133,998	12,443
	Navient Corp.	712,690	11,709
*	Athene Holding Ltd.
	Class A	111,727	5,362
*	Liberty Broadband Corp.
	Class A	58,019	4,204
*	Santander Consumer USA
	Holdings Inc.	257,469	3,476
*	Berkshire Hathaway Inc.
	Class A	14	3,418
	First Republic Bank	1,360	125
	Mid-America Apartment
	Communities Inc.	510	50
			12,921,873
Health Care (11.8%)
	Johnson & Johnson	12,798,909	1,474,562
	Pfizer Inc.	28,548,760	927,264
	Merck & Co. Inc.	12,971,119	763,610
	UnitedHealth Group Inc.	4,477,897	716,643
	Eli Lilly & Co.	4,674,213	343,788
	Abbott Laboratories	6,923,342	265,926
	Aetna Inc.	1,650,072	204,625
*	Express Scripts Holding
	Co.	2,899,899	199,484
	Anthem Inc.	1,238,697	178,087
	Cigna Corp.	1,207,240	161,034

	Humana Inc.	701,071	143,039
	St. Jude Medical Inc.	1,346,423	107,970
*	HCA Holdings Inc.	1,409,941	104,364
	Baxter International Inc.	2,301,866	102,065
	Zimmer Biomet Holdings
	Inc.	941,705	97,184
	Quest Diagnostics Inc.	651,922	59,912
	Perrigo Co. plc	639,316	53,210
*	Hologic Inc.	1,311,896	52,633
	Universal Health Services
	Inc. Class B	210,820	22,427
	Patterson Cos. Inc.	198,662	8,151
*	Endo International plc	1,870	31
			5,986,009
Industrials (11.8%)
	General Electric Co.	41,618,125	1,315,133
	Honeywell International
	Inc.	3,585,471	415,377
	United Technologies
	Corp.	3,485,731	382,106
	Lockheed Martin Corp.	1,171,077	292,699
	Caterpillar Inc.	2,751,220	255,148
	Boeing Co.	1,378,583	214,618
	General Dynamics Corp.	1,217,100	210,144
	Raytheon Co.	1,380,870	196,084
	Northrop Grumman Corp.	828,913	192,789
	Johnson Controls
	International plc	4,404,821	181,435
	Emerson Electric Co.	3,022,528	168,506
	CSX Corp.	4,404,707	158,261
	Norfolk Southern Corp.	1,372,846	148,363
	Waste Management Inc.	2,078,454	147,383
	Deere & Co.	1,404,611	144,731
	Eaton Corp. plc	2,124,080	142,505
	TE Connectivity Ltd.	1,670,926	115,762
	Cummins Inc.	791,243	108,139
	PACCAR Inc.	1,648,346	105,329
	FedEx Corp.	562,321	104,704
	Illinois Tool Works Inc.	745,693	91,318
	Ingersoll-Rand plc	1,214,759	91,155
	Parker-Hannifin Corp.	627,274	87,818
	Republic Services Inc.
	Class A	1,119,014	63,840
	Ball Corp.	824,607	61,903
	WestRock Co.	1,182,662	60,044
	Rockwell Collins Inc.	613,878	56,943
	Dover Corp.	730,527	54,738
	L-3 Communications
	Holdings Inc.	326,981	49,737
	Pentair plc	767,656	43,042
	Xylem Inc.	847,601	41,973
	Xerox Corp.	4,076,603	35,589
*	Crown Holdings Inc.	659,706	34,681
	Fluor Corp.	658,185	34,568

35

Value Index Fund

			Market
			Value•
		Shares	($000)
*	Jacobs Engineering Group
	Inc.	567,779	32,363
*	Arrow Electronics Inc.	421,205	30,032
	Flowserve Corp.	614,959	29,549
	Avnet Inc.	602,280	28,675
	ManpowerGroup Inc.	315,380	28,028
	Allison Transmission
	Holdings Inc.	699,901	23,580
*	United Rentals Inc.	197,906	20,895
	Owens Corning	266,316	13,731
	L3 Technologies Inc.	165	25
			6,013,443
Oil & Gas (10.2%)
	Exxon Mobil Corp.	19,508,227	1,760,813
	Chevron Corp.	8,881,054	1,045,300
	ConocoPhillips	5,829,390	292,286
	Schlumberger Ltd.	3,271,296	274,625
	Occidental Petroleum
	Corp.	3,593,482	255,964
	Phillips 66	2,081,796	179,888
	Valero Energy Corp.	2,128,678	145,431
	Spectra Energy Corp.	3,298,825	135,549
	Baker Hughes Inc.	1,988,198	129,173
	Marathon Petroleum
	Corp.	2,482,010	124,969
	Apache Corp.	1,784,143	113,239
	Devon Energy Corp.	2,339,081	106,826
	Halliburton Co.	1,938,260	104,840
	Kinder Morgan Inc.	4,461,418	92,396
	Hess Corp.	1,339,936	83,465
	Marathon Oil Corp.	3,983,918	68,962
	National Oilwell Varco Inc.	1,775,956	66,492
	Tesoro Corp.	549,606	48,063
*	FMC Technologies Inc.	1,066,398	37,889
^	Helmerich & Payne Inc.	485,293	37,562
	OGE Energy Corp.	945,876	31,639
	HollyFrontier Corp.	835,911	27,384
*	Energen Corp.	230,101	13,270
	Murphy Oil Corp.	388,177	12,084
*	Weatherford International
	plc	2,313,874	11,546
			5,199,655
Other (0.0%)[2]
*	Safeway Inc CVR (Casa
	Ley) Exp. 01/30/2018	376	—
*	Safeway Inc CVR (PDC)
	Exp. 01/30/2017	376	—
			—
Technology (11.2%)
	Microsoft Corp.	34,750,423	2,159,391
	Intel Corp.	22,294,779	808,632
	Cisco Systems Inc.	23,615,589	713,663
	International Business
	Machines Corp.	4,026,055	668,285

	Oracle Corp.	7,241,759	278,446
	Hewlett Packard
	Enterprise Co.	7,831,885	181,230
	HP Inc.	8,045,257	119,392
	Corning Inc.	4,474,654	108,600
	Western Digital Corp.	1,342,386	91,215
	Symantec Corp.	2,931,416	70,031
	Motorola Solutions Inc.	780,379	64,686
	Harris Corp.	584,375	59,881
*	Dell Technologies Inc.
	Class V	1,048,357	57,628
	Seagate Technology plc	1,385,004	52,866
	CA Inc.	1,473,586	46,816
	NetApp Inc.	1,310,348	46,216
*	Synopsys Inc.	711,626	41,886
	Marvell Technology Group
	Ltd.	1,806,331	25,054
	Juniper Networks Inc.	849,418	24,004
	Garmin Ltd.	491,217	23,819
	Computer Sciences Corp.	331,143	19,676
*	Nuance Communications
	Inc.	677,031	10,088
			5,671,505
Telecommunications (4.6%)
	AT&T Inc.	28,890,518	1,228,714
	Verizon Communications
	Inc.	19,178,675	1,023,758
	CenturyLink Inc.	2,580,994	61,376
*,^	Sprint Corp.	2,812,822	23,684
^	Frontier Communications
	Corp.	2,768,749	9,358
			2,346,890
Utilities (5.8%)
	NextEra Energy Inc.	2,254,829	269,362
	Duke Energy Corp.	3,239,557	251,454
	Southern Co.	4,608,272	226,681
	Dominion Resources Inc.	2,947,243	225,729
	Exelon Corp.	4,334,119	153,818
	American Electric Power
	Co. Inc.	2,312,216	145,577
	PG&E Corp.	2,381,132	144,701
	Sempra Energy	1,175,872	118,340
	Edison International	1,532,097	110,296
	PPL Corp.	3,188,626	108,573
	Consolidated Edison Inc.	1,432,902	105,576
	Public Service Enterprise
	Group Inc.	2,378,934	104,388
	Xcel Energy Inc.	2,388,518	97,213
	WEC Energy Group Inc.	1,484,041	87,039
	DTE Energy Co.	843,788	83,122
	Eversource Energy	1,490,148	82,301
	FirstEnergy Corp.	2,001,992	62,002
	Entergy Corp.	842,358	61,888

36

Value Index Fund

		Market
		Value•
	Shares	($000)
American Water Works
Co. Inc.	837,050	60,569
Ameren Corp.	1,141,006	59,857
ONEOK Inc.	989,975	56,834
CMS Energy Corp.	1,321,270	54,991
CenterPoint Energy Inc.	1,933,611	47,644
SCANA Corp.	604,834	44,322
Pinnacle West Capital
Corp.	526,307	41,068
Alliant Energy Corp.	1,072,929	40,653
AES Corp.	3,116,436	36,213
NiSource Inc.	1,525,188	33,768
Avangrid Inc.	290,127	10,990
* Calpine Corp.	847,554	9,687
		2,934,656
Total Common Stocks
(Cost $40,583,971)		50,721,093
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[3,4] Vanguard Market Liquidity
Fund, 0.823%	773,252	77,333

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[5,6]	Federal Home Loan
	Bank Discount Notes,
	0.390%, 2/1/17	600	600
6	United States Treasury Bill,
	0.487%, 3/16/17	400	399
	United States Treasury Bill,
	0.557%, 4/27/17	3,000	2,995
6	United States Treasury Bill,
	0.564%–0.587%, 5/4/17	600	599
6	United States Treasury Bill,
	0.587%–0.623%, 5/18/17	1,100	1,097
6	United States Treasury Bill,
	0.608%–0.618%, 5/25/17	2,100	2,095
			7,785
Total Temporary Cash Investments
(Cost $85,117)			85,118
Total Investments (100.0%)
(Cost $40,669,088)			50,806,211

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	3,668
Receivables for Investment Securities Sold	681
Receivables for Accrued Income	76,746
Receivables for Capital Shares Issued	74,764
Other Assets	206
Total Other Assets	156,065
Liabilities
Payables for Investment Securities
Purchased	(14,062)
Collateral for Securities on Loan	(22,409)
Payables for Capital Shares Redeemed	(80,853)
Payables to Vanguard	(23,158)
Other Liabilities	(420)
Total Liabilities	(140,902)
Net Assets (100%)	50,821,374

At December 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	41,421,008
Overdistributed Net Investment Income	(9,323)
Accumulated Net Realized Losses	(726,247)
Unrealized Appreciation (Depreciation)
Investment Securities	10,137,123
Futures Contracts	(1,187)
Net Assets	50,821,374

Investor Shares—Net Assets
Applicable to 43,801,014 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,587,158
Net Asset Value Per Share—
Investor Shares	$36.24

ETF Shares—Net Assets
Applicable to 292,087,991 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	27,126,412
Net Asset Value Per Share—
ETF Shares	$92.87

37

Value Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 370,536,880 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	13,423,786
Net Asset Value Per Share—
Admiral Shares	$36.23

Institutional Shares—Net Assets
Applicable to 239,710,583 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	8,684,018
Net Asset Value Per Share—
Institutional Shares	$36.23

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,223,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $22,409,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $4,591,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
See accompanying Notes, which are an integral part of the Financial Statements.

38

Value Index Fund

Statement of Operations

Year Ended
December 31, 2016
($000)
Investment Income
Income
Dividends	1,186,482
Interest[1]	261
Securities Lending—Net	2,041
Total Income	1,188,784
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,275
Management and Administrative—Investor Shares	2,029
Management and Administrative—ETF Shares	8,754
Management and Administrative—Admiral Shares	4,249
Management and Administrative—Institutional Shares	2,691
Marketing and Distribution—Investor Shares	304
Marketing and Distribution—ETF Shares	1,317
Marketing and Distribution—Admiral Shares	1,158
Marketing and Distribution—Institutional Shares	181
Custodian Fees	431
Auditing Fees	37
Shareholders’ Reports—Investor Shares	62
Shareholders’ Reports—ETF Shares	488
Shareholders’ Reports—Admiral Shares	83
Shareholders’ Reports—Institutional Shares	75
Trustees’ Fees and Expenses	31
Total Expenses	26,165
Net Investment Income	1,162,619
Realized Net Gain (Loss)
Investment Securities Sold[1]	1,009,162
Futures Contracts	14,262
Realized Net Gain (Loss)	1,023,424
Change in Unrealized Appreciation (Depreciation)
Investment Securities	4,806,487
Futures Contracts	(1,116)
Change in Unrealized Appreciation (Depreciation)	4,805,371
Net Increase (Decrease) in Net Assets Resulting from Operations	6,991,414
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $244,000 and $6,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,162,619	963,281
Realized Net Gain (Loss)	1,023,424	1,001,536
Change in Unrealized Appreciation (Depreciation)	4,805,371	(2,334,263)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,991,414	(369,446)
Distributions
Net Investment Income
Investor Shares	(36,182)	(35,713)
ETF Shares	(607,079)	(471,450)
Admiral Shares	(309,973)	(258,590)
Institutional Shares	(206,990)	(198,037)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(1,160,224)	(963,790)
Capital Share Transactions
Investor Shares	(872)	(143,297)
ETF Shares	5,425,058	1,990,497
Admiral Shares	1,461,682	1,048,344
Institutional Shares	475,356	(364,225)
Net Increase (Decrease) from Capital Share Transactions	7,361,224	2,531,319
Total Increase (Decrease)	13,192,414	1,198,083
Net Assets
Beginning of Period	37,628,960	36,430,877
End of Period[1]	50,821,374	37,628,960
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($9,323,000) and ($11,718,000).

See accompanying Notes, which are an integral part of the Financial Statements.

40

Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$31.82	$32.95	$29.78	$22.93	$20.47
Investment Operations
Net Investment Income	. 850.782		. 691	. 621	. 595
Net Realized and Unrealized Gain (Loss)
on Investments	4.415	(1.130)	3.164	6.847	2.458
Total from Investment Operations	5.265	(.348)	3.855	7.468	3.053
Distributions
Dividends from Net Investment Income	(. 845)	(.782)	(. 685)	(. 618)	(. 593)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 845)	(.782)	(. 685)	(. 618)	(. 593)
Net Asset Value, End of Period	$36.24	$31.82	$32.95	$29.78	$22.93

Total Return[1]	16.75%	-1.03%	13.05%	32.85%	15.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,587	$1,397	$1,593	$1,731	$1,482
Ratio of Total Expenses to Average Net Assets	0.18%	0.22%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	2.64%	2.44%	2.25%	2.35%	2.71%
Portfolio Turnover Rate [2]	7%	8%	6%	25%	22%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$81.56	$84.45	$76.34	$58.79	$52.48
Investment Operations
Net Investment Income	2.282	2.123	1.888	1.700	1.613
Net Realized and Unrealized Gain (Loss)
on Investments	11.301	(2.890)	8.095	17.538	6.305
Total from Investment Operations	13.583	(.767)	9.983	19.238	7.918
Distributions
Dividends from Net Investment Income	(2.273)	(2.123)	(1.873)	(1.688)	(1.608)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.273)	(2.123)	(1.873)	(1.688)	(1.608)
Net Asset Value, End of Period	$92.87	$81.56	$84.45	$76.34	$58.79

Total Return	16.88%	-0.89%	13.19%	33.03%	15.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,126	$18,648	$17,277	$12,461	$7,027
Ratio of Total Expenses to Average Net Assets	0.06%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.76%	2.58%	2.39%	2.50%	2.85%
Portfolio Turnover Rate[1]	7%	8%	6%	25%	22%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Value Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$31.82	$32.94	$29.78	$22.93	$20.47
Investment Operations
Net Investment Income	. 890	. 829.737		. 663	. 629
Net Realized and Unrealized Gain (Loss)
on Investments	4.407	(1.121)	3.154	6.845	2.458
Total from Investment Operations	5.297	(.292)	3.891	7.508	3.087
Distributions
Dividends from Net Investment Income	(. 887)	(. 828)	(.731)	(. 658)	(. 627)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 887)	(. 828)	(.731)	(. 658)	(. 627)
Net Asset Value, End of Period	$36.23	$31.82	$32.94	$29.78	$22.93

Total Return[1]	16.86%	-0.86%	13.18%	33.05%	15.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,424	$10,408	$9,701	$5,054	$3,539
Ratio of Total Expenses to Average Net Assets	0.06%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.76%	2.58%	2.39%	2.50%	2.85%
Portfolio Turnover Rate[2]	7%	8%	6%	25%	22%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$31.82	$32.94	$29.78	$22.93	$20.47
Investment Operations
Net Investment Income	. 893	. 831.739		. 666	. 633
Net Realized and Unrealized Gain (Loss)
on Investments	4.407	(1.120)	3.154	6.846	2.458
Total from Investment Operations	5.300	(.289)	3.893	7.512	3.091
Distributions
Dividends from Net Investment Income	(. 890)	(. 831)	(.733)	(. 662)	(. 631)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 890)	(. 831)	(.733)	(. 662)	(. 631)
Net Asset Value, End of Period	$36.23	$31.82	$32.94	$29.78	$22.93

Total Return	16.87%	-0.85%	13.19%	33.07%	15.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,684	$7,176	$7,860	$6,431	$4,369
Ratio of Total Expenses to Average Net Assets	0.05%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.77%	2.59%	2.40%	2.51%	2.87%
Portfolio Turnover Rate[1]	7%	8%	6%	25%	22%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

45

Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2016, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

46

Value Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2016, the fund had contributed to Vanguard capital in the amount of $3,668,000, representing 0.01% of the fund’s net assets and 1.47% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	50,721,093	—	—
Temporary Cash Investments	77,333	7,785	—
Futures Contracts—Liabilities[1]	(420)	—	—
Total	50,798,006	7,785	—
1 Represents variation margin on the last day of the reporting period.

47

Value Index Fund

D. At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	945	105,660	(1,187)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2016, the fund realized $1,144,327,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2016, the fund had $12,784,000 of ordinary income available for distribution. At December 31, 2016, the fund had available capital losses totaling $727,435,000 to offset future net capital gains. Of this amount, $333,377,000 is subject to expiration on December 31, 2017. Capital losses of $394,058,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2016, the cost of investment securities for tax purposes was $40,669,088,000. Net unrealized appreciation of investment securities for tax purposes was $10,137,123,000, consisting of unrealized gains of $10,817,401,000 on securities that had risen in value since their purchase and $680,278,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2016, the fund purchased $13,254,049,000 of investment securities and sold $5,945,162,000 of investment securities, other than temporary cash investments. Purchases and sales include $8,173,611,000 and $3,074,773,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2016, such purchases and sales were $961,457,000 and $750,250,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

48

Value Index Fund

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2016			2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	330,274	9,960	275,870	8,479
Issued in Lieu of Cash Distributions	32,849	966	32,444	1,019
Redeemed	(363,995)	(11,030)	(451,611)	(13,942)
Net Increase (Decrease)—Investor Shares	(872)	(104)	(143,297)	(4,444)
ETF Shares
Issued	8,556,798	100,574	5,278,259	64,091
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,131,740)	(37,125)	(3,287,762)	(40,025)
Net Increase (Decrease)—ETF Shares	5,425,058	63,449	1,990,497	24,066
Admiral Shares
Issued	3,065,991	92,197	2,416,764	74,734
Issued in Lieu of Cash Distributions	267,386	7,859	224,383	7,061
Redeemed	(1,871,695)	(56,627)	(1,592,803)	(49,173)
Net Increase (Decrease)—Admiral Shares	1,461,682	43,429	1,048,344	32,622
Institutional Shares
Issued	1,607,419	48,764	1,341,949	41,541
Issued in Lieu of Cash Distributions	195,936	5,764	187,885	5,907
Redeemed	(1,327,999)	(40,362)	(1,894,059)	(60,499)
Net Increase (Decrease)—Institutional Shares	475,356	14,166	(364,225)	(13,051)

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2016, that would require recognition or disclosure in these financial statements.

49

Large-Cap Index Fund

Fund Profile
As of December 31, 2016

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VLACX	VV	VLCAX	VLISX
Expense Ratio[1]	0.20%	0.08%	0.08%	0.07%
30-Day SEC Yield	1.91%	2.03%	2.03%	2.04%

Portfolio Characteristics
			DJ
			U.S.
			Total
		CRSP US	Market
		Large Cap	FA
	Fund	Index	Index
Number of Stocks	611	609	3,833
Median Market Cap	$75.9B	$75.9B	$54.1B
Price/Earnings Ratio	23.5x	23.5x	24.4x
Price/Book Ratio	2.9x	2.9x	2.8x
Return on Equity	17.6%	17.3%	16.5%
Earnings Growth Rate	7.8%	8.1%	8.2%
Dividend Yield	2.1%	2.1%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	5%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Large Cap	Market
	Fund	Index	FA Index
Basic Materials	2.3%	2.3%	2.6%
Consumer Goods	10.1	10.1	9.6
Consumer Services	13.3	13.3	13.1
Financials	19.4	19.4	20.8
Health Care	12.7	12.7	12.2
Industrials	11.8	11.9	12.9
Oil & Gas	7.3	7.3	6.9
Technology	17.2	17.1	16.4
Telecommunications	2.8	2.8	2.4
Utilities	3.1	3.1	3.1

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Large Cap	Market
	Index	FA Index
R-Squared	1.00	0.99
Beta	1.00	0.97
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	2.9%
Alphabet Inc.	Internet	2.3
Microsoft Corp.	Software	2.3
Exxon Mobil Corp.	Integrated Oil & Gas	1.9
Berkshire Hathaway Inc. Reinsurance		1.6
Johnson & Johnson	Pharmaceuticals	1.6
JPMorgan Chase & Co.	Banks	1.5
Amazon.com Inc.	Broadline Retailers	1.5
General Electric Co.	Diversified Industrials	1.4
Facebook Inc.	Internet	1.3
Top Ten		18.3%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the expense ratios were 0.18% for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, and 0.05% for
Institutional Shares.

50

Large-Cap Index Fund

Investment Focus

51

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2006, Through December 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2016
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Large-Cap Index Fund*Investor
	Shares	11.50%	14.37%	6.95%	$19,586
• • • • • • ••	Spliced Large Cap Index	11.75	14.61	7.14	19,935
– – – –	Large-Cap Core Funds Average	9.92	12.92	5.63	17,288
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	12.62	14.59	7.18	20,003
For a benchmark description, see the Glossary.
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Large-Cap Index Fund
ETF Shares Net Asset Value	11.65%	14.53%	7.10%	$19,860
Spliced Large Cap Index	11.75	14.61	7.14	19,935
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	20,003

See Financial Highlights for dividend and capital gains information.

52

Large-Cap Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2016

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Large-Cap Index Fund Admiral Shares	11.65%	14.52%	7.09%	$19,846
Spliced Large Cap Index	11.75	14.61	7.14	19,935
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	20,003

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment

Large-Cap Index Fund Institutional Shares	11.66%	14.54%	7.12%	$9,942,975

Spliced Large Cap Index	11.75	14.61	7.14	9,967,345
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	10,001,613

Cumulative Returns of ETF Shares: December 31, 2006, Through December 31, 2016
	One	Five	Ten
	Year	Years	Years
Large-Cap Index Fund ETF Shares Market Price	11.73%	97.25%	98.74%
Large-Cap Index Fund ETF Shares Net Asset Value	11.65	97.03	98.60
Spliced Large Cap Index	11.75	97.72	99.35

Fiscal-Year Total Returns (%): December 31, 2006, Through December 31, 2016

For a benchmark description, see the Glossary.

53

Large-Cap Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (2.3%)
	Dow Chemical Co.	782,959	44,801
	EI du Pont de Nemours
	& Co.	607,539	44,593
	Praxair Inc.	199,094	23,332
	Air Products & Chemicals
	Inc.	151,666	21,813
	Ecolab Inc.	183,082	21,461
	LyondellBasell Industries
	NV Class A	226,844	19,459
	PPG Industries Inc.	185,117	17,542
	International Paper Co.	285,789	15,164
	Nucor Corp.	221,011	13,155
	Newmont Mining Corp.	368,815	12,565
*	Freeport-McMoRan Inc.	852,992	11,251
	Celanese Corp. Class A	100,569	7,919
	Eastman Chemical Co.	97,044	7,299
	Mosaic Co.	243,433	7,140
	Albemarle Corp.	77,986	6,713
	International Flavors &
	Fragrances Inc.	49,720	5,858
	Arconic Inc.	304,179	5,639
	FMC Corp.	92,733	5,245
	CF Industries Holdings Inc.	162,235	5,107
	Ashland Global Holdings
	Inc.	43,119	4,712
	Avery Dennison Corp.	61,367	4,309
*	Axalta Coating Systems
	Ltd.	149,753	4,073
	Reliance Steel &
	Aluminum Co.	48,034	3,821
	WR Grace & Co.	49,136	3,323
*	Alcoa Corp.	63,597	1,786
	Westlake Chemical Corp.	26,574	1,488
			319,568

Consumer Goods (10.1%)
	Procter & Gamble Co.	1,866,296	156,918
	Coca-Cola Co.	2,707,211	112,241
	PepsiCo Inc.	999,919	104,622
	Philip Morris International
	Inc.	1,081,979	98,990
	Altria Group Inc.	1,360,200	91,977
	NIKE Inc. Class B	931,976	47,372
	Mondelez International
	Inc. Class A	1,026,787	45,517
	Colgate-Palmolive Co.	619,469	40,538
	Kraft Heinz Co.	424,491	37,067
	Reynolds American Inc.	596,650	33,436
	Ford Motor Co.	2,722,090	33,019
	Monsanto Co.	305,615	32,154
	General Motors Co.	901,685	31,415
	Kimberly-Clark Corp.	249,978	28,527
	General Mills Inc.	411,502	25,418
	Archer-Daniels-Midland Co.	404,330	18,458
	Constellation Brands Inc.
	Class A	117,841	18,066
*,^	Tesla Motors Inc.	83,910	17,931
	Activision Blizzard Inc.	466,626	16,850
*	Electronic Arts Inc.	199,975	15,750
	Newell Brands Inc.	335,138	14,964
*	Monster Beverage Corp.	297,972	13,212
	Delphi Automotive plc	189,641	12,772
	Kellogg Co.	170,541	12,571
	Tyson Foods Inc. Class A	202,222	12,473
	Stanley Black & Decker Inc. 105,194		12,065
	Conagra Brands Inc.	304,419	12,040
	Estee Lauder Cos. Inc.
	Class A	155,105	11,864
	Molson Coors Brewing Co.
	Class B	121,081	11,782
	Dr Pepper Snapple Group
	Inc.	129,018	11,698
	Clorox Co.	89,810	10,779

54

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	VF Corp.	187,139	9,984
	Hershey Co.	95,218	9,848
	JM Smucker Co.	76,678	9,819
	Whirlpool Corp.	52,546	9,551
	Genuine Parts Co.	98,059	9,369
	Mead Johnson Nutrition Co. 128,471		9,091
*	Mohawk Industries Inc.	43,849	8,756
	Campbell Soup Co.	138,988	8,405
	Church & Dwight Co. Inc.	180,460	7,975
	McCormick & Co. Inc.	79,780	7,446
	Harley-Davidson Inc.	124,128	7,242
	Bunge Ltd.	96,816	6,994
	Snap-on Inc.	40,308	6,904
	DR Horton Inc.	251,902	6,884
*	WhiteWave Foods Co.
	Class A	123,317	6,856
	Coach Inc.	194,199	6,801
	Lear Corp.	49,783	6,590
	Mattel Inc.	238,631	6,574
	Hormel Foods Corp.	184,513	6,423
*	LKQ Corp.	202,718	6,213
	Hasbro Inc.	78,536	6,109
	Lennar Corp. Class A	142,192	6,104
	BorgWarner Inc.	148,315	5,850
	Coty Inc. Class A	311,863	5,710
	Hanesbrands Inc.	262,883	5,670
	Brown-Forman Corp.
	Class B	125,245	5,626
	Harman International
	Industries Inc.	48,346	5,374
	Leucadia National Corp.	224,718	5,225
	PVH Corp.	56,011	5,054
*	Michael Kors Holdings Ltd.	111,855	4,808
*	Lululemon Athletica Inc.	66,543	4,325
*	NVR Inc.	2,555	4,264
	PulteGroup Inc.	215,433	3,960
*	WABCO Holdings Inc.	36,937	3,921
*	Lamb Weston Holdings Inc.	101,098	3,827
*,^	Under Armour Inc. Class A	127,276	3,697
	Ralph Lauren Corp. Class A	39,014	3,524
	Polaris Industries Inc.	42,406	3,494
*	Under Armour Inc.	129,648	3,263
	Ingredion Inc.	25,168	3,145
*	Edgewell Personal Care Co.	40,928	2,987
	Goodyear Tire & Rubber Co.	91,430	2,822
	Pilgrim’s Pride Corp.	43,515	826
	Lennar Corp. Class B	1,161	40
			1,399,836
Consumer Services (13.3%)
*	Amazon.com Inc.	281,685	211,227
	Comcast Corp. Class A	1,662,272	114,780
	Home Depot Inc.	849,649	113,921
	Walt Disney Co.	998,978	104,113
	Wal-Mart Stores Inc.	1,078,645	74,556

	McDonald’s Corp.	579,229	70,504
	CVS Health Corp.	743,780	58,692
	Starbucks Corp.	964,306	53,538
	Walgreens Boots Alliance
	Inc.	642,258	53,153
*	Priceline Group Inc.	34,415	50,454
	Time Warner Inc.	510,939	49,321
	Costco Wholesale Corp.	304,395	48,737
	Lowe’s Cos. Inc.	610,100	43,390
*	Charter Communications
	Inc. Class A	141,578	40,763
*	Netflix Inc.	284,414	35,210
	TJX Cos. Inc.	436,405	32,787
	Target Corp.	390,844	28,231
	Delta Air Lines Inc.	522,424	25,698
	Kroger Co.	659,394	22,756
	McKesson Corp.	157,712	22,151
*	eBay Inc.	745,275	22,127
	Southwest Airlines Co.	431,014	21,482
	Twenty-First Century Fox
	Inc. Class A	739,341	20,731
	Sysco Corp.	342,514	18,965
*	O’Reilly Automotive Inc.	65,745	18,304
	Ross Stores Inc.	277,712	18,218
	Marriott International Inc.
	Class A	204,324	16,893
	CBS Corp. Class B	261,521	16,638
	Cardinal Health Inc.	223,245	16,067
*	AutoZone Inc.	20,323	16,051
	American Airlines Group
	Inc.	342,498	15,991
	Yum! Brands Inc.	243,279	15,407
	Las Vegas Sands Corp.	276,138	14,749
	Dollar General Corp.	196,121	14,527
	Omnicom Group Inc.	164,387	13,991
*	United Continental
	Holdings Inc.	190,245	13,865
	Carnival Corp.	261,816	13,630
*	Dollar Tree Inc.	156,303	12,063
	Hilton Worldwide Holdings
	Inc.	411,968	11,206
	L Brands Inc.	169,910	11,187
*	Ulta Salon Cosmetics &
	Fragrance Inc.	41,209	10,506
	Nielsen Holdings plc	248,847	10,439
*	MGM Resorts International	340,034	9,803
	Royal Caribbean Cruises
	Ltd.	119,379	9,794
	Expedia Inc.	85,788	9,718
	AmerisourceBergen Corp.
	Class A	114,855	8,981
	Viacom Inc. Class B	247,018	8,670
*	DISH Network Corp.
	Class A	149,226	8,645

55

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	CarMax Inc.	132,976	8,562
	Advance Auto Parts Inc.	48,599	8,219
	Best Buy Co. Inc.	190,293	8,120
	Macy’s Inc.	213,866	7,659
*	Chipotle Mexican Grill Inc.
	Class A	20,202	7,623
	Alaska Air Group Inc.	85,625	7,597
	Twenty-First Century Fox
	Inc.	277,121	7,552
	Tractor Supply Co.	93,066	7,055
	Whole Foods Market Inc.	220,707	6,789
	Tiffany & Co.	86,940	6,732
	Foot Locker Inc.	94,236	6,680
	Interpublic Group of Cos.
	Inc.	277,696	6,501
	Kohl’s Corp.	127,298	6,286
	Darden Restaurants Inc.	85,881	6,245
	Aramark	169,745	6,063
*	Liberty Interactive Corp.
	QVC Group Class A	295,304	5,900
	Wyndham Worldwide Corp.	76,567	5,847
^	Sirius XM Holdings Inc.	1,180,625	5,254
	Signet Jewelers Ltd.	54,028	5,093
	Wynn Resorts Ltd.	56,339	4,874
*	Norwegian Cruise Line
	Holdings Ltd.	110,716	4,709
	FactSet Research Systems
	Inc.	28,215	4,611
*	Discovery Communications
	Inc.	157,013	4,205
*	Liberty Media Corp-Liberty
	SiriusXM Class C	123,441	4,187
	Bed Bath & Beyond Inc.	101,705	4,133
	Staples Inc.	451,942	4,090
	Nordstrom Inc.	84,113	4,032
	Scripps Networks
	Interactive Inc. Class A	55,954	3,993
	News Corp. Class A	332,550	3,811
*	TripAdvisor Inc.	78,175	3,625
	H&R Block Inc.	153,460	3,528
	Gap Inc.	151,262	3,394
*	Rite Aid Corp.	362,572	2,988
*	Discovery Communications
	Inc. Class A	105,422	2,890
	Williams-Sonoma Inc.	55,550	2,688
*	AutoNation Inc.	49,965	2,431
*	Liberty Media Corp-Liberty
	SiriusXM Class A	60,824	2,100
*	Hyatt Hotels Corp. Class A	18,793	1,038
	CBS Corp. Class A	2,867	185
	News Corp. Class B	14,516	171
	Viacom Inc. Class A	985	38
			1,850,128

Financials (19.4%)
* Berkshire Hathaway Inc.
Class B	1,337,809	218,036
JPMorgan Chase & Co.	2,495,598	215,345
Wells Fargo & Co.	3,152,400	173,729
Bank of America Corp.	7,047,425	155,748
Citigroup Inc.	1,987,465	118,115
Visa Inc. Class A	1,302,543	101,624
Mastercard Inc. Class A	671,383	69,320
Goldman Sachs Group Inc.	249,597	59,766
US Bancorp	1,126,194	57,853
American International
Group Inc.	716,452	46,791
Morgan Stanley	979,713	41,393
Chubb Ltd.	308,342	40,738
American Express Co.	542,585	40,195
PNC Financial Services
Group Inc.	339,316	39,686
Simon Property Group Inc.	219,159	38,938
Bank of New York Mellon
Corp.	700,585	33,194
MetLife Inc.	613,328	33,052
Charles Schwab Corp.	832,210	32,847
American Tower
Corporation	296,970	31,384
Prudential Financial Inc.	299,959	31,214
Capital One Financial Corp.	335,631	29,280
BlackRock Inc.	73,444	27,948
BB&T Corp.	565,997	26,613
CME Group Inc.	224,846	25,936
Marsh & McLennan Cos.
Inc.	360,160	24,343
Travelers Cos. Inc.	197,649	24,196
Intercontinental Exchange
Inc.	414,589	23,391
Public Storage	102,827	22,982
Crown Castle International
Corp.	250,992	21,779
Synchrony Financial	574,578	20,840
Aon plc	184,612	20,590
Aflac Inc.	284,669	19,813
Discover Financial Services	274,444	19,785
S&P Global Inc.	180,278	19,387
Prologis Inc.	364,930	19,265
Allstate Corp.	258,102	19,130
State Street Corp.	243,975	18,962
SunTrust Banks Inc.	344,478	18,895
Equinix Inc.	49,787	17,794
Welltower Inc.	252,889	16,926
AvalonBay Communities Inc.	95,448	16,909
Equity Residential	254,105	16,354
Weyerhaeuser Co.	520,291	15,656
Ventas Inc.	246,986	15,442
M&T Bank Corp.	98,122	15,349

56

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Progressive Corp.	404,634	14,364
	Fifth Third Bancorp	531,591	14,337
	KeyCorp	750,468	13,711
	Boston Properties Inc.	106,952	13,452
	Northern Trust Corp.	149,495	13,313
	Citizens Financial Group Inc.	360,958	12,861
	Hartford Financial Services
	Group Inc.	267,639	12,753
	Regions Financial Corp.	872,221	12,525
	Ameriprise Financial Inc.	111,922	12,417
	T. Rowe Price Group Inc.	164,120	12,352
	Vornado Realty Trust	118,021	12,318
	Principal Financial Group Inc.	199,687	11,554
	Willis Towers Watson plc	91,071	11,136
	Digital Realty Trust Inc.	110,651	10,873
	General Growth Properties
	Inc.	431,565	10,780
	Lincoln National Corp.	161,933	10,731
	Moody’s Corp.	113,419	10,692
	Essex Property Trust Inc.	45,501	10,579
	Realty Income Corp.	179,498	10,318
	Huntington Bancshares Inc.	752,267	9,945
	First Republic Bank	106,998	9,859
	Equifax Inc.	83,015	9,815
	Host Hotels & Resorts Inc.	516,739	9,735
	HCP Inc.	324,352	9,640
	Franklin Resources Inc.	240,416	9,516
	Loews Corp.	198,568	9,299
*	IHS Markit Ltd.	249,364	8,830
	Invesco Ltd.	285,262	8,655
*	Markel Corp.	9,229	8,348
	Comerica Inc.	120,845	8,231
	Cincinnati Financial Corp.	108,326	8,206
	Mid-America Apartment
	Communities Inc.	79,086	7,744
	SL Green Realty Corp.	70,769	7,611
*	Liberty Broadband Corp.	101,121	7,490
	Western Union Co.	339,709	7,378
	Unum Group	163,167	7,168
	TD Ameritrade Holding
	Corp.	164,184	7,158
	XL Group Ltd.	191,075	7,119
	Kimco Realty Corp.	281,683	7,087
	Annaly Capital
	Management Inc.	710,783	7,086
	Federal Realty Investment
	Trust	49,793	7,076
*	Arch Capital Group Ltd.	81,015	6,991
	UDR Inc.	185,209	6,756
	Macerich Co.	94,788	6,715
*	E*TRADE Financial Corp.	190,484	6,600
	Duke Realty Corp.	246,878	6,557
	Extra Space Storage Inc.	83,061	6,416
*	CBRE Group Inc. Class A	199,482	6,282

	Alexandria Real Estate
	Equities Inc.	55,449	6,162
	Zions Bancorporation	142,833	6,148
	FNF Group	180,937	6,145
	Raymond James Financial
	Inc.	88,675	6,142
	Ally Financial Inc.	319,986	6,086
	CIT Group Inc.	139,961	5,974
	Torchmark Corp.	78,765	5,810
	VEREIT Inc.	671,824	5,684
	Iron Mountain Inc.	174,137	5,656
	Reinsurance Group of
	America Inc. Class A	44,412	5,588
*	Affiliated Managers Group
	Inc.	38,288	5,563
	Voya Financial Inc.	138,663	5,438
	Nasdaq Inc.	80,553	5,407
	Brixmor Property Group Inc.	212,168	5,181
	MSCI Inc. Class A	65,563	5,165
	New York Community
	Bancorp Inc.	320,992	5,107
	Camden Property Trust	60,480	5,085
	SEI Investments Co.	100,964	4,984
	Everest Re Group Ltd.	22,469	4,862
	WR Berkley Corp.	64,192	4,269
	People’s United Financial
	Inc.	216,612	4,194
	AGNC Investment Corp.	230,336	4,176
	Axis Capital Holdings Ltd.	62,944	4,108
	Lazard Ltd. Class A	90,509	3,719
	Arthur J Gallagher & Co.	61,900	3,216
	Jones Lang LaSalle Inc.	31,553	3,188
*	Alleghany Corp.	5,060	3,077
	Assurant Inc.	20,625	1,915
	Navient Corp.	108,502	1,783
*	Berkshire Hathaway Inc.
	Class A	6	1,465
*	Liberty Broadband Corp.
	Class A	17,121	1,241
*	Athene Holding Ltd. Class A 16,565		795
*	Santander Consumer USA
	Holdings Inc.	36,683	495
	Realogy Holdings Corp.	9	—
			2,700,740
Health Care (12.7%)
	Johnson & Johnson	1,897,346	218,593
	Pfizer Inc.	4,232,182	137,461
	Merck & Co. Inc.	1,922,886	113,200
	UnitedHealth Group Inc.	663,822	106,238
	Amgen Inc.	518,853	75,862
	AbbVie Inc.	1,133,474	70,978
	Medtronic plc	963,880	68,657
	Bristol-Myers Squibb Co.	1,165,640	68,120
	Gilead Sciences Inc.	918,879	65,801
*	Celgene Corp.	540,662	62,582

57

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Allergan plc	261,630	54,945
	Eli Lilly & Co.	693,022	50,972
*	Biogen Inc.	152,249	43,175
	Abbott Laboratories	1,026,848	39,441
	Thermo Fisher Scientific
	Inc.	275,537	38,878
	Aetna Inc.	244,814	30,359
*	Express Scripts Holding Co.	429,134	29,520
	Anthem Inc.	183,789	26,423
	Stryker Corp.	209,024	25,043
	Becton Dickinson and Co.	147,984	24,499
	Cigna Corp.	179,135	23,895
	Humana Inc.	103,990	21,217
*	Boston Scientific Corp.	949,798	20,544
*	Regeneron
	Pharmaceuticals Inc.	54,172	19,886
	Zoetis Inc.	344,156	18,423
*	Alexion Pharmaceuticals
	Inc.	148,068	18,116
*	Intuitive Surgical Inc.	27,030	17,142
	St. Jude Medical Inc.	199,303	15,982
*	HCA Holdings Inc.	208,553	15,437
	Baxter International Inc.	340,225	15,086
	Zimmer Biomet Holdings
	Inc.	139,459	14,392
*	Edwards Lifesciences Corp.	149,179	13,978
*	Illumina Inc.	102,009	13,061
*	Vertex Pharmaceuticals Inc.	172,225	12,688
	CR Bard Inc.	51,280	11,521
*	Mylan NV	297,836	11,363
*	Incyte Corp.	110,971	11,127
*	BioMarin Pharmaceutical
	Inc.	119,730	9,918
	Dentsply Sirona Inc.	162,016	9,353
*	Laboratory Corp. of
	America Holdings	71,905	9,231
	Quest Diagnostics Inc.	96,466	8,865
*	Henry Schein Inc.	56,721	8,605
	Perrigo Co. plc	94,317	7,850
*	Quintiles IMS Holdings Inc.	102,846	7,822
*	Hologic Inc.	192,830	7,736
*	IDEXX Laboratories Inc.	62,306	7,307
*	Waters Corp.	53,156	7,144
*	DaVita Inc.	109,812	7,050
	Universal Health Services
	Inc. Class B	62,619	6,661
*	Centene Corp.	112,569	6,361
	ResMed Inc.	97,801	6,069
	Cooper Cos. Inc.	33,784	5,910
*	Varian Medical Systems Inc.	64,981	5,834
*	Alkermes plc	104,826	5,826
*	Jazz Pharmaceuticals plc	40,114	4,374
*	Mallinckrodt plc	74,438	3,709
*	Envision Healthcare Corp.	40,781	2,581
*	Seattle Genetics Inc.	32,014	1,689

	Patterson Cos. Inc.	29,227	1,199
*	Alnylam Pharmaceuticals
	Inc.	25,340	949
*	Endo International plc	13	—
			1,766,648
Industrials (11.8%)
	General Electric Co.	6,169,622	194,960
	3M Co.	419,509	74,912
	Boeing Co.	408,956	63,666
	Honeywell International Inc.	531,554	61,581
	Union Pacific Corp.	574,794	59,595
	United Technologies Corp.	516,853	56,657
	United Parcel Service Inc.
	Class B	480,345	55,067
	Accenture plc Class A	432,622	50,673
	Lockheed Martin Corp.	173,690	43,412
	Caterpillar Inc.	408,126	37,850
	Danaher Corp.	434,214	33,799
*	PayPal Holdings Inc.	799,542	31,558
	General Dynamics Corp.	180,379	31,144
	FedEx Corp.	166,862	31,070
	Automatic Data
	Processing Inc.	298,283	30,658
	Raytheon Co.	205,106	29,125
	Northrop Grumman Corp.	122,674	28,531
	Illinois Tool Works Inc.	219,848	26,923
	Johnson Controls
	International plc	653,384	26,913
	Emerson Electric Co.	447,172	24,930
	CSX Corp.	657,377	23,620
	Norfolk Southern Corp.	203,974	22,043
	Waste Management Inc.	307,418	21,799
	Deere & Co.	208,358	21,469
	Eaton Corp. plc	315,940	21,196
	Fidelity National
	Information Services Inc.	228,938	17,317
	TE Connectivity Ltd.	247,152	17,123
*	Fiserv Inc.	152,777	16,237
	Cummins Inc.	117,277	16,028
	PACCAR Inc.	243,749	15,576
	Sherwin-Williams Co.	55,083	14,803
	Amphenol Corp. Class A	214,529	14,416
	Paychex Inc.	227,096	13,826
	Ingersoll-Rand plc	180,275	13,528
	Parker-Hannifin Corp.	93,462	13,085
	Roper Technologies Inc.	70,429	12,894
	Rockwell Automation Inc.	89,798	12,069
	Fortive Corp.	215,919	11,580
	Vulcan Materials Co.	92,333	11,555
	Agilent Technologies Inc.	226,216	10,306
	Martin Marietta Materials
	Inc.	43,974	9,742
	Waste Connections Inc.	121,714	9,565

58

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Republic Services Inc.
	Class A	166,916	9,523
	Fastenal Co.	200,304	9,410
*	FleetCor Technologies Inc.	64,673	9,153
	Ball Corp.	121,241	9,102
	WestRock Co.	174,260	8,847
	Alliance Data Systems Corp.	38,529	8,804
	TransDigm Group Inc.	35,170	8,756
*	Verisk Analytics Inc.
	Class A	105,492	8,563
	Rockwell Collins Inc.	90,268	8,373
	WW Grainger Inc.	35,650	8,280
	Textron Inc.	169,687	8,240
	Dover Corp.	107,829	8,080
	AMETEK Inc.	161,831	7,865
*	Mettler-Toledo International
	Inc.	18,330	7,672
	Global Payments Inc.	106,574	7,397
	L-3 Communications
	Holdings Inc.	48,369	7,357
	CH Robinson Worldwide Inc.	99,310	7,275
	Masco Corp.	229,002	7,241
	Acuity Brands Inc.	30,761	7,101
	Cintas Corp.	58,637	6,776
	Expeditors International of
	Washington Inc.	125,335	6,638
*	Vantiv Inc. Class A	110,554	6,591
	Kansas City Southern	75,185	6,379
	Pentair plc	113,315	6,354
*	United Rentals Inc.	60,070	6,342
	Sealed Air Corp.	137,062	6,214
	Xylem Inc.	124,225	6,152
	JB Hunt Transport
	Services Inc.	62,674	6,084
	Fortune Brands Home &
	Security Inc.	106,463	5,691
	Total System Services Inc.	114,462	5,612
	Xerox Corp.	599,689	5,235
*	Trimble Inc.	173,042	5,217
*	Crown Holdings Inc.	96,670	5,082
	Fluor Corp.	96,329	5,059
	Wabtec Corp.	59,438	4,935
*	Jacobs Engineering Group
	Inc.	84,384	4,810
*	Sensata Technologies
	Holding NV	118,990	4,635
*	Stericycle Inc.	58,985	4,544
*	Arrow Electronics Inc.	63,220	4,508
	Hubbell Inc. Class B	38,435	4,485
	Macquarie Infrastructure
	Corp.	54,112	4,421
	Flowserve Corp.	90,759	4,361
	B/E Aerospace Inc.	70,942	4,270
	ManpowerGroup Inc.	47,579	4,228
	Avnet Inc.	88,345	4,206

	Robert Half International Inc. 85,936		4,192
	Owens Corning	79,701	4,109
*	First Data Corp. Class A	249,171	3,536
	Allison Transmission
	Holdings Inc.	103,914	3,501
	FLIR Systems Inc.	47,013	1,701
			1,645,708
Oil & Gas (7.3%)
	Exxon Mobil Corp.	2,891,963	261,029
	Chevron Corp.	1,316,626	154,967
	Schlumberger Ltd.	970,321	81,458
	ConocoPhillips	864,200	43,331
	EOG Resources Inc.	402,055	40,648
	Occidental Petroleum Corp.	532,985	37,965
	Halliburton Co.	572,854	30,986
	Kinder Morgan Inc.	1,323,457	27,409
	Anadarko Petroleum Corp.	389,019	27,126
	Phillips 66	308,826	26,686
	Valero Energy Corp.	314,935	21,516
	Pioneer Natural Resources
	Co.	118,442	21,328
	Spectra Energy Corp.	489,289	20,105
	Baker Hughes Inc.	297,436	19,324
	Marathon Petroleum Corp.	367,672	18,512
	Apache Corp.	263,668	16,735
	Williams Cos. Inc.	521,610	16,243
	Devon Energy Corp.	345,886	15,797
*	Concho Resources Inc.	101,665	13,481
	Hess Corp.	198,126	12,341
	Noble Energy Inc.	298,227	11,351
	Marathon Oil Corp.	589,557	10,205
	National Oilwell Varco Inc.	262,617	9,832
	Cimarex Energy Co.	66,159	8,991
	EQT Corp.	119,795	7,835
	Cabot Oil & Gas Corp.	322,892	7,543
	Tesoro Corp.	82,540	7,218
	Range Resources Corp.	172,063	5,912
*	Cheniere Energy Inc.	138,650	5,744
*	FMC Technologies Inc.	156,887	5,574
	Helmerich & Payne Inc.	71,235	5,514
	OGE Energy Corp.	138,180	4,622
	HollyFrontier Corp.	122,257	4,005
	Core Laboratories NV	30,794	3,696
*	Antero Resources Corp.	152,951	3,617
*	Continental Resources Inc.	65,426	3,372
*	Energen Corp.	33,872	1,953
	Murphy Oil Corp.	57,204	1,781
*	Weatherford International
	plc	341,396	1,704
			1,017,456
Technology (17.1%)
	Apple Inc.	3,532,964	409,188
	Microsoft Corp.	5,151,536	320,116
*	Facebook Inc. Class A	1,632,548	187,825

59

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Alphabet Inc. Class A	206,494	163,636
*	Alphabet Inc. Class C	204,584	157,902
	Intel Corp.	3,305,104	119,876
	Cisco Systems Inc.	3,500,914	105,798
	International Business
	Machines Corp.	596,909	99,081
	Oracle Corp.	2,148,359	82,604
	QUALCOMM Inc.	1,030,026	67,158
	Texas Instruments Inc.	697,061	50,865
	Broadcom Ltd.	263,345	46,552
	NVIDIA Corp.	356,431	38,045
*	Adobe Systems Inc.	346,227	35,644
*	salesforce.com Inc.	460,633	31,535
	Hewlett Packard
	Enterprise Co.	1,161,690	26,882
	Applied Materials Inc.	753,955	24,330
*	Cognizant Technology
	Solutions Corp. Class A	423,163	23,710
*	Yahoo! Inc.	598,929	23,161
	Intuit Inc.	170,103	19,496
	HP Inc.	1,188,659	17,640
	Corning Inc.	661,935	16,065
*	Micron Technology Inc.	726,525	15,925
	Analog Devices Inc.	215,010	15,614
	Western Digital Corp.	199,204	13,536
	Lam Research Corp.	113,660	12,017
*	Autodesk Inc.	148,117	10,962
	Xilinx Inc.	176,417	10,650
	Linear Technology Corp.	166,735	10,396
	Symantec Corp.	434,871	10,389
*	Cerner Corp.	213,120	10,096
	Skyworks Solutions Inc.	130,369	9,733
	Microchip Technology Inc.	150,765	9,672
	Motorola Solutions Inc.	116,015	9,617
*	Citrix Systems Inc.	102,604	9,164
	Harris Corp.	86,581	8,872
*	Red Hat Inc.	125,980	8,781
	KLA-Tencor Corp.	109,038	8,579
*	Dell Technologies Inc.
	Class V	154,835	8,511
*	ServiceNow Inc.	109,997	8,177
	Seagate Technology plc	207,977	7,938
*	Akamai Technologies Inc.	115,298	7,688
*	Palo Alto Networks Inc.	60,774	7,600
	Maxim Integrated
	Products Inc.	196,428	7,576
	Juniper Networks Inc.	252,587	7,138
	CA Inc.	217,514	6,910
	NetApp Inc.	193,231	6,815
*	F5 Networks Inc.	46,150	6,679
*	Twitter Inc.	399,000	6,504
	CDK Global Inc.	104,508	6,238
*	Synopsys Inc.	104,865	6,172
*	Workday Inc. Class A	85,012	5,618

*	ANSYS Inc.	60,466	5,593
*	Gartner Inc.	54,701	5,529
*	Splunk Inc.	93,889	4,802
*	VeriSign Inc.	62,732	4,772
*	Qorvo Inc.	89,160	4,701
	Marvell Technology Group
	Ltd.	283,594	3,933
*,^	VMware Inc. Class A	46,547	3,665
	Garmin Ltd.	72,067	3,495
	Computer Sciences Corp.	49,012	2,912
*	Nuance Communications
	Inc.	95,758	1,427
*	Premier Inc. Class A	35,028	1,063
			2,382,568
Telecommunications (2.7%)
	AT&T Inc.	4,282,892	182,151
	Verizon Communications
	Inc.	2,843,170	151,768
*	T-Mobile US Inc.	201,247	11,574
*	Level 3 Communications
	Inc.	199,945	11,269
	CenturyLink Inc.	379,013	9,013
*	SBA Communications
	Corp. Class A	86,334	8,915
*	Sprint Corp.	413,198	3,479
*	Zayo Group Holdings Inc.	101,589	3,338
^	Frontier Communications
	Corp.	408,216	1,380
			382,887
Utilities (3.1%)
	NextEra Energy Inc.	334,298	39,935
	Duke Energy Corp.	480,499	37,296
	Southern Co.	683,544	33,624
	Dominion Resources Inc.	437,209	33,486
	Exelon Corp.	642,852	22,815
	American Electric Power
	Co. Inc.	342,975	21,594
	PG&E Corp.	352,679	21,432
	Sempra Energy	174,458	17,557
	Edison International	226,402	16,299
	PPL Corp.	471,189	16,044
	Consolidated Edison Inc.	211,550	15,587
	Public Service Enterprise
	Group Inc.	351,814	15,438
	Xcel Energy Inc.	354,336	14,421
	WEC Energy Group Inc.	219,473	12,872
	DTE Energy Co.	124,504	12,265
	Eversource Energy	220,220	12,163
	FirstEnergy Corp.	295,752	9,159
	Entergy Corp.	123,966	9,108
	American Water Works
	Co. Inc.	123,770	8,956
	Ameren Corp.	168,893	8,860

60

Large-Cap Index Fund

		Market
		Value•
	Shares	($000)
ONEOK Inc.	146,398	8,405
CMS Energy Corp.	194,407	8,091
CenterPoint Energy Inc.	284,066	6,999
SCANA Corp.	89,407	6,552
Pinnacle West Capital Corp.	77,273	6,030
Alliant Energy Corp.	158,444	6,003
AES Corp.	455,981	5,299
NiSource Inc.	222,600	4,928
Avangrid Inc.	42,671	1,616
* Calpine Corp.	124,908	1,428
		434,262
Total Common Stocks
(Cost $9,659,273)		13,899,801
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity
Fund, 0.823%	228,927	22,895

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill,
	0.287%, 1/5/17	2,000	2,000
4	United States Treasury Bill,
	0.337%, 1/12/17	500	500
4	United States Treasury Bill,
	0.501%, 3/16/17	350	349
4	United States Treasury Bill,
	0.587%, 5/18/17	400	399
			3,248
Total Temporary Cash Investments
(Cost $26,143)			26,143
Total Investments (100.0%)
(Cost $9,685,416)			13,925,944

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	1,020
Receivables for Investment Securities Sold	90
Receivables for Accrued Income	17,459
Receivables for Capital Shares Issued	5,621
Other Assets	157
Total Other Assets	24,347
Liabilities
Payables for Investment Securities
Purchased	(184)
Collateral for Securities on Loan	(10,272)
Payables for Capital Shares Redeemed	(2,933)
Payables to Vanguard	(6,105)
Other Liabilities	(111)
Total Liabilities	(19,605)
Net Assets (100%)	13,930,686

At December 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	9,837,046
Overdistributed Net Investment Income	(3,133)
Accumulated Net Realized Losses	(143,572)
Unrealized Appreciation (Depreciation)
Investment Securities	4,240,528
Futures Contracts	(183)
Net Assets	13,930,686

Investor Shares—Net Assets
Applicable to 9,692,556 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	400,427
Net Asset Value Per Share—
Investor Shares	$41.31

ETF Shares—Net Assets
Applicable to 82,800,158 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	8,468,323
Net Asset Value Per Share—
ETF Shares	$102.27

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Large-Cap Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 79,967,620 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,130,409
Net Asset Value Per Share—
Admiral Shares	$51.65

Institutional Shares—Net Assets
Applicable to 4,381,767 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	931,527
Net Asset Value Per Share—
Institutional Shares	$212.59

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,831,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $10,272,000 of collateral received for securities on loan.
4 Securities with a value of $1,212,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

62

Large-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2016
($000)
Investment Income
Income
Dividends	268,481
Interest[1]	142
Securities Lending—Net	762
Total Income	269,385
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,746
Management and Administrative—Investor Shares	514
Management and Administrative—ETF Shares	2,671
Management and Administrative—Admiral Shares	1,178
Management and Administrative—Institutional Shares	259
Marketing and Distribution—Investor Shares	89
Marketing and Distribution—ETF Shares	375
Marketing and Distribution—Admiral Shares	405
Marketing and Distribution—Institutional Shares	16
Custodian Fees	250
Auditing Fees	38
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—ETF Shares	129
Shareholders’ Reports—Admiral Shares	26
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	9
Total Expenses	7,713
Net Investment Income	261,672
Realized Net Gain (Loss)
Investment Securities Sold[1]	129,031
Futures Contracts	5,424
Realized Net Gain (Loss)	134,455
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,017,399
Futures Contracts	(558)
Change in Unrealized Appreciation (Depreciation)	1,016,841
Net Increase (Decrease) in Net Assets Resulting from Operations	1,412,968
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $134,000 and $2,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

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Large-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	261,672	209,879
Realized Net Gain (Loss)	134,455	177,762
Change in Unrealized Appreciation (Depreciation)	1,016,841	(266,082)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,412,968	121,559
Distributions
Net Investment Income
Investor Shares	(7,448)	(7,047)
ETF Shares	(158,127)	(118,790)
Admiral Shares	(79,259)	(65,966)
Institutional Shares	(17,725)	(16,266)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(262,559)	(208,069)
Capital Share Transactions
Investor Shares	(7,876)	(21,473)
ETF Shares	1,302,695	897,520
Admiral Shares	257,948	472,088
Institutional Shares	63,094	(56,061)
Net Increase (Decrease) from Capital Share Transactions	1,615,861	1,292,074
Total Increase (Decrease)	2,766,270	1,205,564
Net Assets
Beginning of Period	11,164,416	9,958,852
End of Period[1]	13,930,686	11,164,416
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,133,000) and ($2,246,000).

See accompanying Notes, which are an integral part of the Financial Statements.

64

Large-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$37.78	$38.12	$34.24	$26.32	$23.16
Investment Operations
Net Investment Income	.768	.702	. 624	. 556	. 521
Net Realized and Unrealized Gain (Loss)
on Investments	3.533	(.348)	3.879	7.921	3.159
Total from Investment Operations	4.301	.354	4.503	8.477	3.680
Distributions
Dividends from Net Investment Income	(.771)	(. 694)	(. 623)	(. 557)	(. 520)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.771)	(. 694)	(. 623)	(. 557)	(. 520)
Net Asset Value, End of Period	$41.31	$37.78	$38.12	$34.24	$26.32

Total Return[1]	11.50%	0.93%	13.24%	32.45%	15.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$400	$375	$399	$391	$290
Ratio of Total Expenses to Average Net Assets	0.18%	0.20%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	2.02%	1.86%	1.76%	1.82%	2.08%
Portfolio Turnover Rate[2]	5%	4%	3%	9%	8%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Large-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$93.52	$94.36	$84.76	$65.15	$57.34
Investment Operations
Net Investment Income	2.018	1.850	1.672	1.488	1.383
Net Realized and Unrealized Gain (Loss)
on Investments	8.754	(.859)	9.599	19.610	7.807
Total from Investment Operations	10.772	.991	11.271	21.098	9.190
Distributions
Dividends from Net Investment Income	(2.022)	(1.831)	(1.671)	(1.488)	(1.380)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.022)	(1.831)	(1.671)	(1.488)	(1.380)
Net Asset Value, End of Period	$102.27	$93.52	$94.36	$84.76	$65.15

Total Return	11.65%	1.07%	13.39%	32.65%	16.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,468	$6,469	$5,619	$4,707	$3,577
Ratio of Total Expenses to Average Net Assets	0.06%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.14%	1.98%	1.90%	1.97%	2.22%
Portfolio Turnover Rate[1]	5%	4%	3%	9%	8%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

66

Large-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$47.23	$47.65	$42.81	$32.90	$28.96
Investment Operations
Net Investment Income	1.019	.936	.846	.752	.698
Net Realized and Unrealized Gain (Loss)
on Investments	4.422	(.430)	4.839	9.909	3.939
Total from Investment Operations	5.441	.506	5.685	10.661	4.637
Distributions
Dividends from Net Investment Income	(1.021)	(. 926)	(. 845)	(.751)	(. 697)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.021)	(. 926)	(. 845)	(.751)	(. 697)
Net Asset Value, End of Period	$51.65	$47.23	$47.65	$42.81	$32.90

Total Return[1]	11.65%	1.07%	13.38%	32.66%	16.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,130	$3,527	$3,085	$1,438	$981
Ratio of Total Expenses to Average Net Assets	0.06%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.14%	1.98%	1.90%	1.97%	2.22%
Portfolio Turnover Rate[2]	5%	4%	3%	9%	8%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Large-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$194.40	$196.14	$176.18	$135.42	$119.18
Investment Operations
Net Investment Income	4.215	3.865	3.492	3.105	2.903
Net Realized and Unrealized Gain (Loss)
on Investments	18.199	(1.781)	19.957	40.761	16.234
Total from Investment Operations	22.414	2.084	23.449	43.866	19.137
Distributions
Dividends from Net Investment Income	(4.224)	(3.824)	(3.489)	(3.106)	(2.897)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.224)	(3.824)	(3.489)	(3.106)	(2.897)
Net Asset Value, End of Period	$212.59	$194.40	$196.14	$176.18	$135.42

Total Return	11.66%	1.07%	13.41%	32.65%	16.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$932	$794	$857	$750	$752
Ratio of Total Expenses to Average Net Assets	0.05%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.15%	1.99%	1.91%	1.98%	2.24%
Portfolio Turnover Rate[1]	5%	4%	3%	9%	8%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

68

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

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Large-Cap Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2016, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

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Large-Cap Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2016, the fund had contributed to Vanguard capital in the amount of $1,020,000, representing 0.01% of the fund’s net assets and 0.41% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	13,899,801	—	—
Temporary Cash Investments	22,895	3,248	—
Futures Contracts—Liabilities[1]	(111)	—	—
Total	13,922,585	3,248	—
1 Represents variation margin on the last day of the reporting period.

71

Large-Cap Index Fund

D. At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	250	27,953	(183)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2016, the fund realized $199,956,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2016, the fund had $2,677,000 of ordinary income available for distribution. At December 31, 2016, the fund had available capital losses totaling $143,755,000 to offset future net capital gains. Of this amount, $24,177,000 is subject to expiration on December 31, 2018. Capital losses of $119,578,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2016, the cost of investment securities for tax purposes was $9,685,416,000. Net unrealized appreciation of investment securities for tax purposes was $4,240,528,000, consisting of unrealized gains of $4,367,557,000 on securities that had risen in value since their purchase and $127,029,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2016, the fund purchased $2,618,817,000 of investment securities and sold $990,163,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,529,947,000 and $364,717,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Large-Cap Index Fund

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	101,335	2,631	98,843	2,587
Issued in Lieu of Cash Distributions	7,219	184	6,789	179
Redeemed	(116,430)	(3,038)	(127,105)	(3,310)
Net Increase (Decrease)—Investor Shares	(7,876)	(223)	(21,473)	(544)
ETF Shares
Issued	1,676,305	17,626	1,322,830	14,153
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(373,610)	(4,000)	(425,310)	(4,525)
Net Increase (Decrease)—ETF Shares	1,302,695	13,626	897,520	9,628
Admiral Shares
Issued	926,021	19,289	972,187	20,442
Issued in Lieu of Cash Distributions	65,902	1,340	54,837	1,157
Redeemed	(733,975)	(15,332)	(554,936)	(11,655)
Net Increase (Decrease)—Admiral Shares	257,948	5,297	472,088	9,944
Institutional Shares
Issued	182,420	894	82,055	414
Issued in Lieu of Cash Distributions	13,214	65	10,669	55
Redeemed	(132,540)	(660)	(148,785)	(755)
Net Increase (Decrease)—Institutional Shares	63,094	299	(56,061)	(286)

H. Management has determined that no material events or transactions occurred subsequent to
December 31, 2016, that would require recognition or disclosure in these financial statements.

73

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and the Shareholders of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 13, 2017

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Special 2016 tax information (unaudited) for Vanguard U.S. Stock Index Funds
(Large-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2016, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Growth Index Fund	667,450
Value Index Fund	1,160,224
Large-Cap Index Fund	262,559

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Growth Index Fund	84.4%
Value Index Fund	94.6
Large-Cap Index Fund	100.0

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Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds Large-Capitalization Portfolios
Periods Ended December 31, 2016

	One	Five	Ten
	Year	Years	Years
Growth Index Fund Investor Shares
Returns Before Taxes	5.99%	13.90%	7.99%
Returns After Taxes on Distributions	5.65	13.58	7.76
Returns After Taxes on Distributions and Sale of Fund Shares	3.63	11.14	6.50

	One	Five	Ten
	Year	Years	Years
Value Index Fund Investor Shares
Returns Before Taxes	16.75%	14.82%	5.85%
Returns After Taxes on Distributions	16.06	14.22	5.35
Returns After Taxes on Distributions and Sale of Fund Shares	9.98	11.87	4.63

	One	Five	Ten
	Year	Years	Years
Large-Cap Index Fund Investor Shares
Returns Before Taxes	11.50%	14.37%	6.95%
Returns After Taxes on Distributions	10.99	13.91	6.59
Returns After Taxes on Distributions and Sale of Fund Shares	6.90	11.52	5.59

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

77

Six Months Ended December 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2016	12/31/2016	Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$1,046.41	$0.77
ETF Shares	1,000.00	1,046.99	0.21
Admiral Shares	1,000.00	1,047.00	0.26
Institutional Shares	1,000.00	1,047.01	0.21
Value Index Fund
Investor Shares	$1,000.00	$1,107.42	$0.79
ETF Shares	1,000.00	1,107.99	0.26
Admiral Shares	1,000.00	1,107.74	0.26
Institutional Shares	1,000.00	1,108.13	0.21
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,078.39	$0.84
ETF Shares	1,000.00	1,078.90	0.26
Admiral Shares	1,000.00	1,079.06	0.26
Institutional Shares	1,000.00	1,079.04	0.21

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Six Months Ended December 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2016	12/31/2016	Period
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,024.38	$0.76
ETF Shares	1,000.00	1,024.94	0.20
Admiral Shares	1,000.00	1,024.89	0.25
Institutional Shares	1,000.00	1,024.94	0.20
Value Index Fund
Investor Shares	$1,000.00	$1,024.38	$0.76
ETF Shares	1,000.00	1,024.89	0.25
Admiral Shares	1,000.00	1,024.89	0.25
Institutional Shares	1,000.00	1,024.94	0.20
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,024.33	$0.81
ETF Shares	1,000.00	1,024.89	0.25
Admiral Shares	1,000.00	1,024.89	0.25
Institutional Shares	1,000.00	1,024.94	0.20

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.15% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for
Institutional Shares; for the Value Index Fund, 0.15% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for
Institutional Shares; and for the Large-Cap Index Fund, 0.16% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, and
0.04% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

80

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Growth Index: S&P 500 Growth Index (formerly known as the S&P 500/Barra Growth Index) through May 16, 2003; MSCI US Prime Market Growth Index through April 16, 2013; CRSP US Large Cap Growth Index thereafter.

Spliced Large Cap Index: MSCI US Prime Market 750 Index through January 30, 2013; CRSP US Large Cap Index thereafter.

Spliced Value Index: S&P 500 Value Index (formerly known as the S&P 500/Barra Value Index) through May 16, 2003; MSCI US Prime Market Value Index through April 16, 2013; CRSP US Large Cap Value Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International plc (diversified manufacturing and services), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center.

Executive Officers

Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior Management Team
Mortimer J. Buckley	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings
James M. Norris

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q03070 022017

Annual Report | December 31, 2016

Vanguard Total Stock Market Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	7
Performance Summary.	9
Financial Statements.	12
Your Fund’s After-Tax Returns.	32
About Your Fund’s Expenses.	33
Glossary.	35

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Vanguard Total Stock Market Index Fund returned well over 12% for the 12 months ended December 31, 2016. The fund closely tracked its target index, the CRSP US Total Market Index, and exceeded the average return of its multicapitalization core fund peers.

• The fund offers investors exposure to every segment, size, and style of the U.S. equity market.

• Small-cap stocks outperformed their large- and mid-cap counterparts, while value stocks outpaced growth.

• The fund recorded positive returns in nine of the ten market sectors. Returns surpassed 20% in four sectors and 10% in seven. The fund’s largest sector, financials, contributed most to the outcome. Only health care stocks declined.

• Over the past ten years, the fund posted an average annual return of about 7%, in line with its benchmark and more than 1 percentage point higher than its peer-fund average.

Total Returns: Fiscal Year Ended December 31, 2016
Total
Returns
Vanguard Total Stock Market Index Fund
Investor Shares	12.53%
ETF Shares
Market Price	12.74
Net Asset Value	12.68
Admiral™ Shares	12.66
Institutional Shares	12.67
Institutional Plus Shares	12.69
Institutional Select Shares (Inception: 6/27/2016)	14.24
CRSP US Total Market Index	12.68
Multi-Cap Core Funds Average	10.19
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares,
Institutional Plus Shares, and Institutional Select Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos.
6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Total Returns: Ten Years Ended December 31, 2016
Average
Annual Return
Total Stock Market Index Fund Investor Shares	7.11%
Spliced Total Stock Market Index	7.23
Multi-Cap Core Funds Average	5.51

For a benchmark description, see the Glossary.
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
					Institutional
Investor	ETF	Admiral	Institutional	Institutional	Select	Peer Group
Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Total Stock Market Index Fund 0.16%	0.05%	0.05%	0.04%	0.02%	0.01%	1.17%

The fund expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the fund’s expense ratios were: 0.15% for Investor Shares, 0.04% for ETF Shares, 0.04% for Admiral
Shares, 0.03% for Institutional Shares, 0.02% for Institutional Plus Shares, and 0.01% for Institutional Select Shares (annualized since inception). The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2015.

Peer group: Multi-Cap Core Funds.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

If you’re like most investors, a big question on your mind is: What’s in store for the markets and the economy in 2017?

At Vanguard, we’re just as curious about the immediate future. But our curiosity is tempered by our belief that forecasts should give a range of possible outcomes, not pinpoint predictions. After all, there are bound to be occurrences the experts won’t see coming.

What really matters for investors

In 2016, we saw two cases in point: The United Kingdom’s June vote to exit the European Union and the November election of Donald Trump as U.S. president. Both unexpected outcomes triggered swift market reactions. But despite some short-term volatility, the markets’ 12-month performance as of December 31, 2016, proved to be less dramatic. U.S. stocks posted healthy returns, and U.S. bonds provided returns close to their long-term averages. International stocks and bonds also advanced, although returns for U.S. investors were reduced by the strength of the U.S. dollar.

The surprises of 2016 remind us to be skeptical of overly precise short-term predictions about 2017. At the cusp of a new year, market prognosticators forecast where the Standard & Poor’s 500 Index or the yield on the 10-year Treasury note will end up in 12 months. Such predictions can be attention-getting. They can also be dead wrong.

3

Investors are better off taking note of long-term trends that stand to influence our economies and markets. We’re watching these trends closely, and we discuss our latest assessment in our 2017 economic and market outlook, which you can read at vanguard.com/research.

Our global economic outlook: Expect stabilization, not stagnation

One phenomenon in particular that we’re watching is the low-growth, low-interest-rate environment that has marked the global economy since the 2008–09 financial crisis. We don’t think this economic backdrop is simply the result of cyclically weak demand or long-term stagnation. Instead, certain structural forces are contributing: Falling technology costs are restraining the amounts businesses are spending on capital investment, an aging population is weighing on growth in the developed world, and the free movement of capital and products across the globe has restrained prices and wages.

In the near term, these forces will continue to dampen growth, inflation, and interest rates. They also make it unlikely that further monetary stimulus from central banks will do much to spur growth.

I realize this all may sound gloomy, but that’s not how we see it. We expect global growth to stabilize at more modest levels, not stagnate. The world isn’t headed for Japanese-style deflation, in which a widespread sustained drop in prices puts economic activity into hibernation.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	12.05%	8.59%	14.69%
Russell 2000 Index (Small-caps)	21.31	6.74	14.46
Russell 3000 Index (Broad U.S. market)	12.74	8.43	14.67
FTSE All-World ex US Index (International)	4.80	-1.16	5.52

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.65%	3.03%	2.23%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.25	4.14	3.28
Citigroup Three-Month U.S. Treasury Bill Index	0.27	0.09	0.08

CPI
Consumer Price Index	2.07%	1.18%	1.36%

4

In fact, we believe that global growth could pick up modestly over time. Our expectation is based on a potential rebound in productivity as new digital technologies are used more effectively. We also anticipate a slight recovery in the labor force as the baby boom generation finishes its transition to retirement, nudging up demand for workers.

Put expansion in perspective

Looking to the United States, the world’s largest economy remains firmly on a long-term-growth path of about 2% per year. That’s lower than the historical average of 3.25% since 1950. We see such growth at this level as fundamentally sound, rather than abnormally low. Our evaluation takes into account lower U.S. population growth and the reality that the economic expansion from the 1980s until the financial crisis was fueled by debt, distorting the numbers.

Turning to prices, we think that core U.S. inflation should modestly exceed 2% in 2017. That, in turn, will support further interest rate hikes by the Federal Reserve, similar to the one at the end of 2016.

We expect the Fed to raise rates in 2017 before taking an extended pause, and we see the federal funds rate staying below 2% through at least 2018.

Prepare for muted returns

And what about prospects for the markets? Vanguard’s outlook for global stocks and bonds remains the most guarded in ten years, given fairly high stock valuations

Expect more modest returns, rely on time-tested principles

In Vanguard’s economic and market outlook for 2017, Global Chief Economist Joseph Davis and his team offer a projection of more modest returns from the global stock and bond markets. They caution that, over the next decade, returns for a balanced portfolio are likely to be moderately below long-run historical averages.

The team’s simulations indicate that for the decade ending in 2026, the average annualized return of a 60% stock/40% bond portfolio is likely to be centered in the 3%–5% range after inflation. That’s below the actual average after-inflation return of 6% for the same portfolio for the nine decades since 1926.

Ultimately, our global market outlook points toward a somewhat more challenging environment, yet one in which, over time, investors with an appropriate level of discipline, diversification, and patience are likely to be rewarded with reasonable inflation-adjusted returns.

For more information about our expectations and the probability of various outcomes, see 2017
Economic and Market Outlook: Stabilization, Not Stagnation, available at vanguard.com/research.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model® (VCMM)
regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from the VCMM are derived from 10,000 simulations for each modeled asset class. Simulations as of September 30, 2016. Results from the model may vary with each use and over time. For more information, see the note at the end of this letter.

5

and the low-interest-rate environment. We don’t expect global bond yields to increase materially from year-end 2016 levels.

Our outlook for global equities is annualized returns of 5%–8% over the next decade. This outlook isn’t bearish, but is actually fairly positive when you take into account the current low-rate environment. (See the box titled Expect more modest returns, rely on time-tested principles for more.)

Focus on the four keys to investment success

Significant trends often happen gradually. Like shifting tides, they’re sometimes barely noticeable at first but ultimately can change the landscape entirely. Other times, apparent trends can end up receding before they have much of a long-term impact. Given the future’s inherent unpredictability, it’s not reasonable to expect a surefire block-buster revelation from any prognosticator or investment firm.

What to conclude, then? No matter what scenario plays out, we believe investors have the best chance for success if they stay focused on what they can control: their goals, asset allocation, and investment costs, along with the discipline to stick to a plan. As Tim Buckley, our chief investment officer, likes to say, this can be easy to say but harder to do, especially in times of uncertainty. Investors who can stay focused on those four keys will find themselves well-positioned to weather any market.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 16, 2017

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.
The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.
The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s Investment Strategy Group.
The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S.
and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

6

Total Stock Market Index Fund

Fund Profile
As of December 31, 2016

Share-Class Characteristics
						Institutional
	Investor		Admiral	Institutional	Institutional	Select
	Shares	ETF Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VTSMX	VTI	VTSAX	VITSX	VSMPX	VSTSX
Expense Ratio[1]	0.16%	0.05%	0.05%	0.04%	0.02%	0.01%
30-Day SEC Yield	1.83%	1.96%	1.96%	1.97%	1.96%	1.97%

Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,592	3,589
Median Market Cap	$54.1B	$54.1B
Price/Earnings Ratio	24.4x	24.4x
Price/Book Ratio	2.8x	2.8x
Return on Equity	16.7%	16.4%
Earnings Growth Rate	8.0%	8.3%
Dividend Yield	2.0%	2.0%
Foreign Holdings	0.0%	0.0%
Turnover Rate	4%	—
Short-Term Reserves	-0.1%	—

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.6%	2.6%
Consumer Goods	9.6	9.6
Consumer Services	13.0	13.0
Financials	20.7	20.7
Health Care	12.3	12.3
Industrials	12.9	12.9
Oil & Gas	7.0	7.0
Technology	16.3	16.3
Telecommunications	2.4	2.4
Utilities	3.2	3.2

Volatility Measures
CRSP US
Total Market
Index
R-Squared	1.00
Beta	1.00
These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	2.5%
Alphabet Inc.	Internet	2.0
Microsoft Corp.	Software	2.0
Exxon Mobil Corp.	Integrated Oil & Gas	1.6
Berkshire Hathaway Inc. Reinsurance		1.3
Johnson & Johnson	Pharmaceuticals	1.3
JPMorgan Chase & Co.	Banks	1.3
Amazon.com Inc.	Broadline Retailers	1.3
General Electric Co.	Diversified Industrials	1.2
Facebook Inc.	Internet	1.1
Top Ten		15.6%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the expense ratios were 0.15% for Investor Shares, 0.04% for ETF Shares, 0.04% for Admiral Shares, 0.03% for
Institutional Shares, 0.02% for Institutional Plus Shares, and 0.01% for Institutional Select Shares (annualized since inception).

7

Total Stock Market Index Fund

Investment Focus

8

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2006, Through December 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2016
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Total Stock Market Index Fund
	Investor Shares	12.53%	14.49%	7.11%	$19,878
• • • • • • ••	Spliced Total Stock Market Index	12.68	14.64	7.23	20,093
– – – –	Multi-Cap Core Funds Average	10.19	12.37	5.51	17,098
For a benchmark description, see the Glossary.
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Stock Market Index Fund
ETF Shares Net Asset Value	12.68%	14.63%	7.23%	$20,098
Spliced Total Stock Market Index	12.68	14.64	7.23	20,093

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Stock Market Index Fund Admiral
Shares	12.66%	14.62%	7.23%	$20,094
Spliced Total Stock Market Index	12.68	14.64	7.23	20,093

See Financial Highlights for dividend and capital gains information.

9

Total Stock Market Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2016

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Total Stock Market Index Fund Institutional
Shares	12.67%	14.63%	7.24%	$10,057,417

Spliced Total Stock Market Index	12.68	14.64	7.23	10,046,266

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(4/28/2015)	Investment
Total Stock Market Index Fund Institutional
Plus Shares	12.69%	5.27%	$108,998,825
CRSP US Total Market Index	12.68	5.25	108,966,545
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	5.23	108,930,952
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

	Since	Final Value
	Inception	of a $5,000,000,000
	(6/27/2016)	Investment
Total Stock Market Index Fund Institutional
Select Shares	14.24%	$5,712,244,860
CRSP US Total Market Index	14.23	5,711,363,041
Dow Jones U.S. Total Stock Market Float
Adjusted Index	14.29	5,714,565,389
"Since Inception" performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: December 31, 2006, Through December 31, 2016
	One	Five	Ten
	Year	Years	Years
Total Stock Market Index Fund ETF Shares Market
Price	12.74%	98.01%	101.03%
Total Stock Market Index Fund ETF Shares Net
Asset Value	12.68	97.89	100.98
Spliced Total Stock Market Index	12.68	98.00	100.93

10

Total Stock Market Index Fund

Fiscal-Year Total Returns (%): December 31, 2006, Through December 31, 2016

For a benchmark description, see the Glossary.

11

Total Stock Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		12,812,037	2.6%

Consumer Goods
Procter & Gamble Co.	56,683,460	4,765,945	0.9%
Coca-Cola Co.	82,265,445	3,410,725	0.7%
PepsiCo Inc.	30,407,160	3,181,501	0.6%
Philip Morris International Inc.	32,864,233	3,006,749	0.6%
Altria Group Inc.	41,374,314	2,797,731	0.6%
Consumer Goods—Other †		30,486,358	6.1%
		47,649,009	9.5%
Consumer Services
* Amazon.com Inc.	8,558,557	6,417,805	1.3%
Comcast Corp. Class A	50,479,761	3,485,628	0.7%
Home Depot Inc.	25,791,280	3,458,095	0.7%
Walt Disney Co.	30,329,375	3,160,927	0.6%
Wal-Mart Stores Inc.	32,757,385	2,264,190	0.5%
McDonald’s Corp.	17,591,525	2,141,240	0.4%
CVS Health Corp.	22,588,149	1,782,431	0.4%
Consumer Services—Other †		41,961,112	8.4%
		64,671,428	13.0%
Financials
JPMorgan Chase & Co.	75,817,317	6,542,276	1.3%
* Berkshire Hathaway Inc. Class B	39,400,223	6,421,448	1.3%
Wells Fargo & Co.	95,774,705	5,278,144	1.1%
Bank of America Corp.	214,199,154	4,733,801	1.0%
Citigroup Inc.	60,190,801	3,577,139	0.7%
Visa Inc. Class A	39,581,531	3,088,151	0.6%
Mastercard Inc. Class A	20,405,276	2,106,845	0.4%
Goldman Sachs Group Inc.	7,584,395	1,816,083	0.4%
* Berkshire Hathaway Inc. Class A	978	238,750	0.0%
Financials—Other †		68,809,781	13.8%
		102,612,418	20.6%

12

Total Stock Market Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Health Care
Johnson & Johnson	57,656,000	6,642,548	1.3%
Pfizer Inc.	128,584,313	4,176,419	0.8%
Merck & Co. Inc.	58,449,208	3,440,905	0.7%
UnitedHealth Group Inc.	20,169,939	3,227,997	0.7%
Amgen Inc.	15,786,623	2,308,162	0.5%
AbbVie Inc.	34,453,691	2,157,490	0.4%
Medtronic plc	29,348,359	2,090,484	0.4%
Bristol-Myers Squibb Co.	35,417,036	2,069,772	0.4%
Gilead Sciences Inc.	27,919,852	1,999,341	0.4%
* Celgene Corp.	16,423,272	1,900,994	0.4%
Health Care—Other †		30,956,248	6.2%
		60,970,360	12.2%
Industrials
General Electric Co.	187,373,784	5,921,012	1.2%
3M Co.	12,749,834	2,276,738	0.4%
Boeing Co.	12,421,412	1,933,765	0.4%
Honeywell International Inc.	16,134,074	1,869,132	0.4%
Union Pacific Corp.	17,448,454	1,809,056	0.4%
Industrials—Other †		50,437,694	10.1%
		64,247,397	12.9%
Oil & Gas
Exxon Mobil Corp.	87,889,990	7,932,951	1.6%
Chevron Corp.	40,008,346	4,708,982	1.0%
Schlumberger Ltd.	29,469,666	2,473,978	0.5%
Oil & Gas—Other †		19,660,210	3.9%
		34,776,121	7.0%
[1]Other
* Leap Wireless International Inc. CVR	872,848	2,200	0.0%
Other—Other †		6,464	0.0%
		8,664	0.0%
Technology
Apple Inc.	107,359,335	12,434,358	2.5%
Microsoft Corp.	156,550,284	9,728,035	2.0%
* Facebook Inc. Class A	49,598,883	5,706,351	1.1%
* Alphabet Inc. Class A	6,319,126	5,007,591	1.0%
* Alphabet Inc. Class C	6,168,588	4,761,040	1.0%
Intel Corp.	100,431,928	3,642,666	0.7%
Cisco Systems Inc.	106,408,771	3,215,673	0.7%
International Business Machines Corp.	18,123,544	3,008,327	0.6%
Oracle Corp.	65,315,224	2,511,370	0.5%
QUALCOMM Inc.	31,299,189	2,040,707	0.4%
Technology—Other †		28,618,772	5.7%
		80,674,890	16.2%
Telecommunications
AT&T Inc.	130,162,950	5,535,830	1.1%
Verizon Communications Inc.	86,383,145	4,611,132	0.9%
Telecommunications—Other †		1,897,349	0.4%
		12,044,311	2.4%

Utilities †		15,680,773	3.1%
Total Common Stocks (Cost $341,328,447)		496,147,408	99.5%[2]

13

Total Stock Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Convertible Bonds
Convertible Bonds—Other[1] †			424	0.0%
Total Convertible Bonds (Cost $0)			424	0.0%

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.823%	32,961,150	3,296,445	0.7%

[5,6]U.S. Government and Agency Obligations †			101,495	0.0%
Total Temporary Cash Investments (Cost $3,397,810)			3,397,940	0.7%[2]
[7]Total Investments (Cost $344,726,257)			499,545,772	100.2%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			36,779
Receivables for Investment Securities Sold			82,440
Receivables for Accrued Income			646,428
Receivables for Capital Shares Issued			945,632
Other Assets			18,556
Total Other Assets			1,729,835	0.4%
Liabilities
Payables for Investment Securities Purchased			(34,246)
Collateral for Securities on Loan			(1,635,086)
Payables for Capital Shares Redeemed			(924,771)
Payables to Vanguard			(219,349)
Other Liabilities			(10,223)
Total Liabilities			(2,823,675)	(0.6%)
Net Assets			498,451,932	100.0%

At December 31, 2016, net assets consisted of:
				Amount
				($000)
Paid-in Capital				344,186,084
Overdistributed Net Investment Income				(85,889)
Accumulated Net Realized Gains				(447,121)
Unrealized Appreciation (Depreciation)
Investment Securities				154,819,515
Futures Contracts				(20,158)
Swap Contracts				(499)
Net Assets				498,451,932

14

Total Stock Market Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 1,853,895,846 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	103,932,248
Net Asset Value Per Share—Investor Shares	$56.06

ETF Shares—Net Assets
Applicable to 606,640,639 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	69,888,585
Net Asset Value Per Share—ETF Shares	$115.21

Admiral Shares—Net Assets
Applicable to 2,703,472,409 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	151,612,481
Net Asset Value Per Share—Admiral Shares	$56.08

Institutional Shares—Net Assets
Applicable to 1,416,356,578 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	79,442,669
Net Asset Value Per Share—Institutional Shares	$56.09

Institutional Plus Shares—Net Assets
Applicable to 808,393,630 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	85,030,555
Net Asset Value Per Share—Institutional Plus Shares	$105.18

Institutional Select Shares—Net Assets
Applicable to 77,425,599 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,545,394
Net Asset Value Per Share—Institutional Select Shares	$110.37

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and
0.2%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $1,635,086,000 of collateral received for securities on loan.
5 Securities with a value of $92,987,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $1,501,000 have been segregated as collateral for open over-the-counter swap contracts.
7 The total value of securities on loan is $1,517,319,000.
CVR—Contingent Value Rights.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Total Stock Market Index Fund

Statement of Operations

Year Ended
December 31, 2016
($000)
Investment Income
Income
Dividends	9,226,677
Interest[1]	12,010
Securities Lending—Net	106,116
Total Income	9,344,803
Expenses
The Vanguard Group—Note B
Investment Advisory Services	22,563
Management and Administrative—Investor Shares	123,186
Management and Administrative—ETF Shares	18,321
Management and Administrative—Admiral Shares	40,675
Management and Administrative—Institutional Shares	16,945
Management and Administrative—Institutional Plus Shares	9,367
Management and Administrative—Institutional Select Shares	66
Marketing and Distribution—Investor Shares	18,235
Marketing and Distribution—ETF Shares	3,749
Marketing and Distribution—Admiral Shares	9,833
Marketing and Distribution—Institutional Shares	2,248
Marketing and Distribution—Institutional Plus Shares	961
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	3,617
Auditing Fees	46
Shareholders’ Reports—Investor Shares	217
Shareholders’ Reports—ETF Shares	807
Shareholders’ Reports—Admiral Shares	255
Shareholders’ Reports—Institutional Shares	48
Shareholders’ Reports—Institutional Plus Shares	7
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	235
Total Expenses	271,381
Net Investment Income	9,073,422
Realized Net Gain (Loss)
Investment Securities Sold[1]	3,736,834
Futures Contracts	256,746
Swap Contracts	20,576
Realized Net Gain (Loss)	4,014,156
Change in Unrealized Appreciation (Depreciation)
Investment Securities	42,160,393
Futures Contracts	(46,383)
Swap Contracts	132
Change in Unrealized Appreciation (Depreciation)	42,114,142
Net Increase (Decrease) in Net Assets Resulting from Operations	55,201,720
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $11,485,000 and $203,000, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,073,422	7,704,558
Realized Net Gain (Loss)	4,014,156	12,814,317
Change in Unrealized Appreciation (Depreciation)	42,114,142	(18,420,139)
Net Increase (Decrease) in Net Assets Resulting from Operations	55,201,720	2,098,736
Distributions
Net Investment Income
Investor Shares	(1,930,782)	(2,011,483)
ETF Shares	(1,282,510)	(1,092,307)
Admiral Shares	(2,820,690)	(2,411,516)
Institutional Shares	(1,428,815)	(1,465,290)
Institutional Plus Shares	(1,567,690)	(670,898)
Institutional Select Shares	(66,263)	—
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(9,096,750)	(7,651,494)
Capital Share Transactions
Investor Shares	(2,633,123)	(20,386,722)
ETF Shares	6,156,065	7,518,595
Admiral Shares	11,172,716	10,860,724
Institutional Shares	14,683,001	(40,464,087)
Institutional Plus Shares	13,965,811	65,672,415
Institutional Select Shares	8,351,435	—
Net Increase (Decrease) from Capital Share Transactions	51,695,905	23,200,925
Total Increase (Decrease)	97,800,875	17,648,167
Net Assets
Beginning of Period	400,651,057	383,002,890
End of Period[1]	498,451,932	400,651,057
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($85,889,000) and ($83,137,000).

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Stock Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$50.78	$51.58	$46.67	$35.64	$31.29
Investment Operations
Net Investment Income	1.022	.954	.854	.757	.720
Net Realized and Unrealized Gain (Loss)
on Investments	5.282	(.807)	4.907	11.038	4.350
Total from Investment Operations	6.304	.147	5.761	11.795	5.070
Distributions
Dividends from Net Investment Income	(1.024)	(. 947)	(. 851)	(.765)	(.720)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.024)	(. 947)	(. 851)	(.765)	(.720)
Net Asset Value, End of Period	$56.06	$50.78	$51.58	$46.67	$35.64

Total Return[1]	12.53%	0.29%	12.43%	33.35%	16.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$103,932	$96,323	$117,966	$105,008	$78,936
Ratio of Total Expenses to Average Net Assets	0.15%	0.16%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.98%	1.85%	1.77%	1.84%	2.11%
Portfolio Turnover Rate[2]	4%	3%	3%	4%	3%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Stock Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$104.34	$106.00	$95.91	$73.24	$64.29
Investment Operations
Net Investment Income	2.214	2.082	1.874	1.657	1.564
Net Realized and Unrealized Gain (Loss)
on Investments	10.871	(1.675)	10.085	22.686	8.949
Total from Investment Operations	13.085	.407	11.959	24.343	10.513
Distributions
Dividends from Net Investment Income	(2.215)	(2.067)	(1.869)	(1.673)	(1.563)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.215)	(2.067)	(1.869)	(1.673)	(1.563)
Net Asset Value, End of Period	$115.21	$104.34	$106.00	$95.91	$73.24

Total Return	12.68%	0.40%	12.56%	33.51%	16.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$69,889	$57,434	$50,886	$39,165	$24,270
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	2.09%	1.96%	1.89%	1.96%	2.23%
Portfolio Turnover Rate[1]	4%	3%	3%	4%	3%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Stock Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$50.79	$51.60	$46.69	$35.65	$31.30
Investment Operations
Net Investment Income	1.077	1.013	.912	.807	.761
Net Realized and Unrealized Gain (Loss)
on Investments	5.291	(.818)	4.908	11.047	4.350
Total from Investment Operations	6.368	.195	5.820	11.854	5.111
Distributions
Dividends from Net Investment Income	(1.078)	(1.005)	(.910)	(.814)	(.761)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.078)	(1.005)	(.910)	(.814)	(.761)
Net Asset Value, End of Period	$56.08	$50.79	$51.60	$46.69	$35.65

Total Return[1]	12.66%	0.39%	12.56%	33.52%	16.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$151,612	$126,363	$117,476	$86,541	$59,771
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	2.09%	1.96%	1.89%	1.96%	2.23%
Portfolio Turnover Rate[2]	4%	3%	3%	4%	3%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Stock Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$50.80	$51.60	$46.69	$35.66	$31.30
Investment Operations
Net Investment Income	1.082	1.017	.915	.808	.763
Net Realized and Unrealized Gain (Loss)
on Investments	5.291	(.808)	4.908	11.038	4.359
Total from Investment Operations	6.373	.209	5.823	11.846	5.122
Distributions
Dividends from Net Investment Income	(1.083)	(1.009)	(.913)	(.816)	(.762)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.083)	(1.009)	(.913)	(.816)	(.762)
Net Asset Value, End of Period	$56.09	$50.80	$51.60	$46.69	$35.66

Total Return	12.67%	0.42%	12.56%	33.49%	16.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$79,443	$57,438	$96,674	$65,738	$39,367
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to
Average Net Assets	2.10%	1.97%	1.90%	1.97%	2.24%
Portfolio Turnover Rate[1]	4%	3%	3%	4%	3%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares
	Year	April 28,
	Ended	2015[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2016	2015
Net Asset Value, Beginning of Period	$95.26	$100.00
Investment Operations
Net Investment Income	2.042	1.335
Net Realized and Unrealized Gain (Loss) on Investments	9.924	(4.631)
Total from Investment Operations	11.966	(3.296)
Distributions
Dividends from Net Investment Income	(2.046)	(1.444)
Distributions from Realized Capital Gains	—	—
Total Distributions	(2.046)	(1.444)
Net Asset Value, End of Period	$105.18	$95.26

Total Return	12.69%	-3.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$85,031	$63,093
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%[2]
Ratio of Net Investment Income to Average Net Assets	2.11%	1.99%[2]
Portfolio Turnover Rate [3]	4%	3%[4]

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2015.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total Stock Market Index Fund

Financial Highlights

Institutional Select Shares
June 27, 2016[1] to
For a Share Outstanding Throughout the Period	December 31, 2016
Net Asset Value, Beginning of Period	$97.70
Investment Operations
Net Investment Income	1.181
Net Realized and Unrealized Gain (Loss) on Investments	12.718
Total from Investment Operations	13.899
Distributions
Dividends from Net Investment Income	(1.229)
Distributions from Realized Capital Gains	—
Total Distributions	(1.229)
Net Asset Value, End of Period	$110.37

Total Return	14.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,545
Ratio of Total Expenses to Average Net Assets	0.01%[2]
Ratio of Net Investment Income to Average Net Assets	2.15%[2]
Portfolio Turnover Rate [3]	4%[4]

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Select Shares were issued on June 27, 2016.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

24

Total Stock Market Index Fund

During the year ended December 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2016, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

25

Total Stock Market Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2016. The fund made one borrowing in the amount of $1,000,000 to test the operational readiness of the credit facility process. The borrowing was outstanding for one business day at an annualized interest rate of 1.34%, and the related interest expense is recorded in the Statement of Operations.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

26

Total Stock Market Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2016, the fund had contributed to Vanguard capital in the amount of $36,779,000, representing 0.01% of the fund’s net assets and 14.71% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	496,134,014	59	13,335
Convertible Bonds	—	424	—
Temporary Cash Investments	3,296,445	101,495	—
Futures Contracts—Liabilities[1]	(8,626)	—	—
Swap Contracts—Assets	—	761	—
Swap Contracts—Liabilities	—	(1,260)	—
Total	499,421,833	101,479	13,335
1 Represents variation margin on the last day of the reporting period.

27

Total Stock Market Index Fund

D. At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	18,689	2,089,617	(16,572)
E-mini Russell 2000 Index	March 2017	1,914	129,855	(2,825)
E-mini S&P Mid-Cap 400 Index	March 2017	240	39,818	(761)
				(20,158)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At December 31, 2016, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	1/6/17	GSCM	10,501	(1.054%)	(1,260)
SLM Corp.	2/21/17	GSI	36,200	(1.149%)	761
					(499)
GSCM—Goldman Sachs Capital Management.
GSI—Goldman Sachs International.

At December 31, 2016, the counterparty had deposited in segregated accounts securities with a value of $615,000 in connection with amounts due to the fund for open swap contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2016, the fund realized $3,628,320,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains of $20,576,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

28

Total Stock Market Index Fund

For tax purposes, at December 31, 2016, the fund had $127,295,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $318,876,000 to offset taxable capital gains realized during the year ended December 31, 2016. Capital loss carryforwards of $488,298,000 expired on December 31, 2016; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital. The fund realized losses of $463,562,000 during the period from November 1, 2016, through December 31, 2016, which are deferred and will be treated as realized for tax purposes in fiscal 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2017.

At December 31, 2016, the cost of investment securities for tax purposes was $344,735,592,000. Net unrealized appreciation of investment securities for tax purposes was $154,810,180,000, consisting of unrealized gains of $166,042,941,000 on securities that had risen in value since their purchase and $11,232,761,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2016, the fund purchased $76,882,731,000 of investment securities and sold $24,431,366,000 of investment securities, other than temporary cash investments. Purchases and sales include $20,773,929,000 and $6,379,309,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	11,360,219	224,105	9,615,095	187,612
Issued in Lieu of Cash Distributions	1,919,404	36,018	2,000,863	39,195
Redeemed	(15,912,746)	(303,219)	(32,002,680)	(616,831)
Net Increase (Decrease)—Investor Shares	(2,633,123)	(43,096)	(20,386,722)	(390,024)
ETF Shares
Issued	12,651,306	117,794	25,815,534	241,287
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,495,241)	(61,600)	(18,296,939)	(170,900)
Net Increase (Decrease)—ETF Shares	6,156,065	56,194	7,518,595	70,387
Admiral Shares
Issued	23,021,975	443,481	22,278,360	430,686
Issued in Lieu of Cash Distributions	2,437,517	45,667	2,101,249	41,298
Redeemed	(14,286,776)	(273,567)	(13,518,885)	(260,874)
Net Increase (Decrease)—Admiral Shares	11,172,716	215,581	10,860,724	211,110
Institutional Shares
Issued	23,023,849	445,440	34,182,938	666,236
Issued in Lieu of Cash Distributions	1,314,828	24,590	1,369,736	26,567
Redeemed	(9,655,676)	(184,350)	(76,016,761)	(1,435,499)
Net Increase (Decrease)—Institutional Shares	14,683,001	285,680	(40,464,087)	(742,696)

29

Total Stock Market Index Fund

	Year Ended December 31,
	2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Plus Shares[1]
Issued	17,424,884	181,141	70,375,821	710,136
Issued in Lieu of Cash Distributions	1,561,503	15,576	668,273	7,223
Redeemed	(5,020,576)	(50,622)	(5,371,679)	(55,060)
Net Increase (Decrease)—Institutional Plus Shares	13,965,811	146,095	65,672,415	662,299
Institutional Select Shares[2]
Issued	8,412,782	78,011	—	—
Issued in Lieu of Cash Distributions	66,262	600	—	—
Redeemed	(127,609)	(1,185)	—	—
Net Increase (Decrease)—Institutional Select Shares	8,351,435	77,426	—	—

1 Inception was April 28, 2015, for Institutional Plus Shares.
2 Inception was June 27, 2016, for Institutional Select Shares.

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2016, that would require recognition or disclosure in these financial statements.

30

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and the Shareholders of Vanguard Total Stock Market Index Fund:

In our opinion, the accompanying statement of net assets–investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total Stock Market Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the “Fund”) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 13, 2017

Special 2016 tax information (unaudited) for Vanguard Total Stock Market Index Fund

This information for the fiscal year ended December 31, 2016, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $8,437,234,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 87.7% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

31

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Total Stock Market Index Fund Investor Shares
Periods Ended December 31, 2016

	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	12.53%	14.49%	7.11%
Returns After Taxes on Distributions	11.99	14.01	6.73
Returns After Taxes on Distributions and Sale of Fund Shares	7.45	11.61	5.72

32

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

33

Six Months Ended December 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Stock Market Index Fund	6/30/2016	12/31/2016	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,086.38	$0.79
ETF Shares	1,000.00	1,087.16	0.21
Admiral Shares	1,000.00	1,086.93	0.21
Institutional Shares	1,000.00	1,087.16	0.16
Institutional Plus Shares	1,000.00	1,087.11	0.10
Institutional Select Shares	1,000.00	1,087.15	0.05
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.38	$0.76
ETF Shares	1,000.00	1,024.94	0.20
Admiral Shares	1,000.00	1,024.94	0.20
Institutional Shares	1,000.00	1,024.99	0.15
Institutional Plus Shares	1,000.00	1,025.04	0.10
Institutional Select Shares	1,000.00	1,025.09	0.05

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for Investor Shares, 0.04% for ETF Shares, 0.04% for Admiral Shares, 0.03% for Institutional Shares, 0.02% for Institutional
Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

34

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

35

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; MSCI US Broad Market Index through June 2, 2013; and CRSP US Total Market Index thereafter.

36

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International plc (diversified manufacturing and services), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center.

Executive Officers

Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior Management Team
Mortimer J. Buckley	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings
James M. Norris

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q850 022017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2016: $505,000
Fiscal Year Ended December 31, 2015: $484,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2016: $9,629,849
Fiscal Year Ended December 31, 2015: $7,000,200

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2016: $2,717,627
Fiscal Year Ended December 31, 2015: $2,899,096

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended December 31, 2016: $254,050
Fiscal Year Ended December 31, 2015: $353,389

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended December 31, 2016: $214,225
Fiscal Year Ended December 31, 2015: $202,313

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2016: $468,275
Fiscal Year Ended December 31, 2015: $555,702

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)

Common Stocks (101.2%)[1]
Basic Materials (4.5%)
	Steel Dynamics Inc.	5,172,373	184,033
	RPM International Inc.	2,979,292	160,375
	United States Steel Corp.	3,860,984	127,451
	US Silica Holdings Inc.	1,778,374	100,798
	Scotts Miracle-Gro Co. Class A	1,015,057	96,989
	Olin Corp.	3,690,675	94,518
	Royal Gold Inc.	1,458,544	92,399
	NewMarket Corp.	211,797	89,768
	Chemours Co.	4,060,568	89,698
	Huntsman Corp.	4,520,719	86,255
	Sensient Technologies Corp.	995,280	78,209
*	AK Steel Holding Corp.	6,990,072	71,369
*	Versum Materials Inc.	2,417,908	67,871
	CONSOL Energy Inc.	3,586,538	65,383
	Cabot Corp.	1,252,716	63,312
	Minerals Technologies Inc.	780,366	60,283
	PolyOne Corp.	1,871,458	59,961
	Balchem Corp.	709,027	59,502
	Compass Minerals International Inc.	754,434	59,110
*	Alcoa Corp.	2,037,355	57,209
	Commercial Metals Co.	2,574,790	56,079
	Domtar Corp.	1,397,595	54,548
	HB Fuller Co.	1,124,461	54,323
*	Univar Inc.	1,855,567	52,642
*	Ingevity Corp.	940,516	51,597
	Worthington Industries Inc.	992,598	47,089
*	Chemtura Corp.	1,406,381	46,692
	Hecla Mining Co.	8,849,473	46,371
*	Stillwater Mining Co.	2,703,895	43,560
	KapStone Paper and Packaging Corp.	1,942,068	42,823
*	Platform Specialty Products Corp.	4,363,995	42,811
*	GCP Applied Technologies Inc.	1,586,552	42,440
*,^	Fairmount Santrol Holdings Inc.	3,482,407	41,058
*,^	Cliffs Natural Resources Inc.	4,632,927	38,963
^	Allegheny Technologies Inc.	2,432,563	38,751
*	Cambrex Corp.	717,910	38,731
*	Coeur Mining Inc.	4,198,089	38,161
	Carpenter Technology Corp.	1,041,013	37,653
	Stepan Co.	450,255	36,687
*	Arch Coal Inc. Class A	466,091	36,378
	Quaker Chemical Corp.	283,466	36,267
	Innospec Inc.	508,745	34,849
	Kaiser Aluminum Corp.	379,933	29,517
*	Ferro Corp.	1,873,092	26,841
*	Clearwater Paper Corp.	373,398	24,476
	PH Glatfelter Co.	980,067	23,414
	Innophos Holdings Inc.	415,868	21,733
	A Schulman Inc.	627,822	21,001
*	Kraton Corp.	692,560	19,724
	Calgon Carbon Corp.	1,145,060	19,466
	Deltic Timber Corp.	245,710	18,937
*	Koppers Holdings Inc.	442,815	17,845
	Tredegar Corp.	629,679	15,112
	Rayonier Advanced Materials Inc.	973,418	15,049
	Tronox Ltd. Class A	1,387,203	14,302
	Haynes International Inc.	281,793	12,114
	American Vanguard Corp.	596,471	11,422
*	Century Aluminum Co.	1,068,189	9,144
*	Resolute Forest Products Inc.	1,323,374	7,080
	FutureFuel Corp.	508,004	7,061
*	SunCoke Energy Inc.	463,024	5,251

1

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Kronos Worldwide Inc.	389,378	4,649
			3,047,104
Consumer Goods (7.1%)
*	Middleby Corp.	1,284,847	165,501
	Leggett & Platt Inc.	2,985,163	145,915
	Pinnacle Foods Inc.	2,636,651	140,929
	Gentex Corp.	6,398,064	125,978
	Thor Industries Inc.	1,115,552	111,611
*	Post Holdings Inc.	1,376,370	110,646
	Brunswick Corp.	2,002,859	109,236
*	Toll Brothers Inc.	3,295,888	102,173
	Ingredion Inc.	808,349	101,011
*	Take-Two Interactive Software Inc.	1,932,913	95,273
	Pool Corp.	876,959	91,502
*	TreeHouse Foods Inc.	1,266,775	91,448
	Carter's Inc.	1,047,319	90,478
*	Hain Celestial Group Inc.	2,310,105	90,163
	Goodyear Tire & Rubber Co.	2,914,708	89,977
	Flowers Foods Inc.	4,172,949	83,334
*,^	Tempur Sealy International Inc.	1,098,987	75,039
*	Skechers U.S.A. Inc. Class A	2,977,368	73,184
*	Tenneco Inc.	1,167,573	72,938
*,^	Herbalife Ltd.	1,454,479	70,019
	Snyder's-Lance Inc.	1,719,626	65,930
	B&G Foods Inc.	1,482,689	64,942
	Spectrum Brands Holdings Inc.	530,662	64,916
	Energizer Holdings Inc.	1,378,598	61,499
	Visteon Corp.	759,504	61,019
	Dana Inc.	3,211,726	60,959
	Lancaster Colony Corp.	428,772	60,624
*	Manitowoc Foodservice Inc.	3,099,449	59,912
	Drew Industries Inc.	524,686	56,535
	HNI Corp.	994,482	55,611
	Nu Skin Enterprises Inc. Class A	1,155,133	55,192
*	Dorman Products Inc.	734,312	53,649
*	Kate Spade & Co.	2,861,379	53,422
	CalAtlantic Group Inc.	1,555,025	52,886
*	Helen of Troy Ltd.	622,438	52,565
*	Avon Products Inc.	9,770,695	49,244
	Vector Group Ltd.	2,141,213	48,691
*	Vista Outdoor Inc.	1,313,344	48,462
	Tupperware Brands Corp.	903,260	47,530
*,^	Blue Buffalo Pet Products Inc.	1,974,819	47,475
*	Darling Ingredients Inc.	3,675,998	47,457
	Cooper Tire & Rubber Co.	1,194,023	46,388
	Wolverine World Wide Inc.	2,093,110	45,944
	Herman Miller Inc.	1,339,975	45,827
	Fresh Del Monte Produce Inc.	751,960	45,591
	J&J Snack Foods Corp.	333,753	44,533
	Dean Foods Co.	2,020,949	44,016
*	Steven Madden Ltd.	1,218,430	43,559
*	Zynga Inc. Class A	16,447,920	42,271
*	Cooper-Standard Holdings Inc.	394,273	40,760
	Sanderson Farms Inc.	428,555	40,387
*	Deckers Outdoor Corp.	716,521	39,688
*	TRI Pointe Group Inc.	3,217,152	36,933
	Columbia Sportswear Co.	623,449	36,347
	WD-40 Co.	300,691	35,151
	La-Z-Boy Inc.	1,097,981	34,092
*	US Foods Holding Corp.	1,231,565	33,843
*	iRobot Corp.	575,591	33,643
*	American Axle & Manufacturing Holdings Inc.	1,714,778	33,095
*	Boston Beer Co. Inc. Class A	194,793	33,086
*	ACCO Brands Corp.	2,412,071	31,478

2

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Schweitzer-Mauduit International Inc.	688,171	31,332
	Steelcase Inc. Class A	1,746,993	31,271
	Universal Corp.	486,103	30,989
*	Meritage Homes Corp.	854,317	29,730
	Knoll Inc.	1,050,799	29,349
^	Cal-Maine Foods Inc.	637,467	28,160
*	Gentherm Inc.	821,141	27,796
*,^	Wayfair Inc.	775,032	27,165
	Interface Inc. Class A	1,458,328	27,052
	KB Home	1,703,755	26,936
*	G-III Apparel Group Ltd.	868,467	25,672
	Andersons Inc.	573,029	25,614
	MDC Holdings Inc.	926,215	23,767
*,^	Fitbit Inc. Class A	3,229,235	23,638
*	Fossil Group Inc.	913,533	23,624
*	Central Garden & Pet Co. Class A	754,246	23,306
*	Select Comfort Corp.	1,006,194	22,760
*	Seaboard Corp.	5,262	20,795
	Ethan Allen Interiors Inc.	560,057	20,638
	Oxford Industries Inc.	338,492	20,354
	Briggs & Stratton Corp.	908,154	20,216
	Coca-Cola Bottling Co. Consolidated	104,919	18,765
*,^	GoPro Inc. Class A	1,859,951	16,200
^	Tootsie Roll Industries Inc.	386,684	15,371
*	Modine Manufacturing Co.	1,019,080	15,184
*	USANA Health Sciences Inc.	244,705	14,976
^	Valvoline Inc.	684,101	14,708
	Superior Industries International Inc.	516,393	13,607
	National Beverage Corp.	260,753	13,319
	AdvancePierre Foods Holdings Inc.	431,687	12,856
	Inter Parfums Inc.	385,603	12,629
	National Presto Industries Inc.	118,145	12,571
*	Taylor Morrison Home Corp. Class A	650,480	12,528
	Phibro Animal Health Corp. Class A	417,891	12,244
*	Crocs Inc.	1,570,360	10,773
*	Iconix Brand Group Inc.	1,079,716	10,085
	Movado Group Inc.	349,426	10,046
*	Acushnet Holdings Corp.	495,697	9,770
*	Eastman Kodak Co.	522,213	8,094
*	Federal-Mogul Holdings Corp.	761,862	7,855
*	Central Garden & Pet Co.	231,489	7,660
*	elf Beauty Inc.	252,329	7,302
*	Revlon Inc. Class A	238,371	6,949
	Metaldyne Performance Group Inc.	302,169	6,935
*,^	Amplify Snack Brands Inc.	681,652	6,005
	Titan International Inc.	484,275	5,429
*	Vera Bradley Inc.	415,162	4,866
*	Tesla Motors Inc.	53	11
			4,818,409
Consumer Services (12.1%)
	Domino's Pizza Inc.	1,073,653	170,968
*	JetBlue Airways Corp.	7,229,327	162,081
*	Burlington Stores Inc.	1,576,450	133,604
	KAR Auction Services Inc.	3,085,242	131,493
	Vail Resorts Inc.	810,299	130,709
*	Copart Inc.	2,173,558	120,437
*	VCA Inc.	1,721,300	118,167
	Service Corp. International	4,041,102	114,767
*	ServiceMaster Global Holdings Inc.	3,009,262	113,359
	Sabre Corp.	4,380,427	109,292
	Dunkin' Brands Group Inc.	2,048,524	107,425
	Casey's General Stores Inc.	874,839	104,001
	TEGNA Inc.	4,788,117	102,418
*	Panera Bread Co. Class A	487,548	99,991

3

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Dun & Bradstreet Corp.	821,406	99,653
	Dick's Sporting Goods Inc.	1,865,489	99,057
	Six Flags Entertainment Corp.	1,644,555	98,607
*	Rite Aid Corp.	11,747,703	96,801
^	Cracker Barrel Old Country Store Inc.	536,797	89,634
	Cinemark Holdings Inc.	2,335,299	89,582
*	Spirit Airlines Inc.	1,547,971	89,566
*	Sally Beauty Holdings Inc.	3,218,052	85,021
	CST Brands Inc.	1,690,255	81,386
	Jack in the Box Inc.	722,042	80,609
*	Live Nation Entertainment Inc.	2,952,859	78,546
*	Madison Square Garden Co. Class A	434,050	74,444
	Rollins Inc.	2,190,962	74,011
*	GrubHub Inc.	1,911,362	71,905
*	Cabela's Inc.	1,227,039	71,843
*	Bright Horizons Family Solutions Inc.	997,651	69,856
*	AMC Networks Inc. Class A	1,316,012	68,880
	Texas Roadhouse Inc. Class A	1,417,312	68,371
*	Avis Budget Group Inc.	1,766,378	64,791
*	Hawaiian Holdings Inc.	1,133,320	64,599
*	Pandora Media Inc.	4,950,082	64,549
	Cable One Inc.	102,044	63,444
*	Buffalo Wild Wings Inc.	406,396	62,748
*	Grand Canyon Education Inc.	1,057,004	61,782
*	Beacon Roofing Supply Inc.	1,337,643	61,625
*	Yelp Inc. Class A	1,576,781	60,123
	GameStop Corp. Class A	2,322,002	58,654
	Wendy's Co.	4,304,794	58,201
	Tribune Media Co. Class A	1,659,091	58,035
*	Lions Gate Entertainment Corp. Class B	2,352,661	57,734
*	Sprouts Farmers Market Inc.	3,019,441	57,128
	Cheesecake Factory Inc.	953,232	57,080
	John Wiley & Sons Inc. Class A	1,025,418	55,885
	American Eagle Outfitters Inc.	3,653,079	55,417
	Chemed Corp.	344,101	55,197
	Brinker International Inc.	1,108,843	54,921
	Dolby Laboratories Inc. Class A	1,210,888	54,720
*,^	JC Penney Co. Inc.	6,528,337	54,250
*	United Natural Foods Inc.	1,127,693	53,813
	Office Depot Inc.	11,799,373	53,333
*	Dave & Buster's Entertainment Inc.	939,390	52,888
	Papa John's International Inc.	617,782	52,870
	Matthews International Corp. Class A	682,110	52,420
	Meredith Corp.	877,124	51,882
	Aaron's Inc.	1,594,882	51,020
*	Michaels Cos. Inc.	2,493,247	50,987
*	Murphy USA Inc.	818,802	50,332
	Big Lots Inc.	994,081	49,913
	Allegiant Travel Co. Class A	296,572	49,350
	Regal Entertainment Group Class A	2,377,641	48,979
*	Five Below Inc.	1,225,355	48,965
	Hillenbrand Inc.	1,267,344	48,603
	AMERCO	131,342	48,543
	Sinclair Broadcast Group Inc. Class A	1,445,106	48,194
	Lithia Motors Inc. Class A	496,674	48,093
*	Urban Outfitters Inc.	1,687,204	48,052
*	Liberty Expedia Holdings Inc. Class A	1,208,016	47,922
	Graham Holdings Co. Class B	93,441	47,837
*	Media General Inc.	2,454,628	46,221
	ILG Inc.	2,534,463	46,051
	PriceSmart Inc.	543,074	45,347
	Churchill Downs Inc.	296,682	44,636
*	Acxiom Corp.	1,643,514	44,046
	Bloomin' Brands Inc.	2,353,795	42,439

4

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Core-Mark Holding Co. Inc.	979,140	42,172
	Choice Hotels International Inc.	751,586	42,126
^	Nexstar Broadcasting Group Inc. Class A	651,401	41,234
	SkyWest Inc.	1,103,405	40,219
*	Sotheby's	1,005,494	40,079
*,^	WebMD Health Corp.	806,058	39,956
	Penske Automotive Group Inc.	761,004	39,450
	Chico's FAS Inc.	2,741,235	39,446
*	Stamps.com Inc.	342,725	39,293
	Extended Stay America Inc.	2,430,381	39,251
	Monro Muffler Brake Inc.	685,202	39,194
	Children's Place Inc.	382,705	38,634
	Marriott Vacations Worldwide Corp.	452,140	38,364
	New York Times Co. Class A	2,863,483	38,084
*	Shutterfly Inc.	720,163	36,138
	Time Inc.	1,990,986	35,539
*	Boyd Gaming Corp.	1,760,092	35,501
	Group 1 Automotive Inc.	453,416	35,339
	DeVry Education Group Inc.	1,118,972	34,912
*	Caesars Acquisition Co. Class A	2,482,258	33,510
	DSW Inc. Class A	1,414,103	32,029
*,^	Groupon Inc. Class A	9,566,526	31,761
	Red Rock Resorts Inc. Class A	1,363,263	31,614
*	Liberty Media Corp-Liberty Media	1,006,289	31,527
*,^	Ollie's Bargain Outlet Holdings Inc.	1,080,194	30,731
*	comScore Inc.	949,205	29,976
*	Houghton Mifflin Harcourt Co.	2,757,577	29,920
	Caleres Inc.	910,581	29,885
*	MSG Networks Inc.	1,382,385	29,721
	DineEquity Inc.	383,793	29,552
*,^	Lions Gate Entertainment Corp. Class A	1,082,671	29,124
	Morningstar Inc.	388,891	28,607
	SeaWorld Entertainment Inc.	1,490,049	28,207
*	Popeyes Louisiana Kitchen Inc.	462,844	27,993
*	SUPERVALU Inc.	5,966,112	27,862
	Tailored Brands Inc.	1,087,393	27,783
*	Asbury Automotive Group Inc.	448,946	27,700
*	Genesco Inc.	437,559	27,172
*,^	RH	874,620	26,851
*	Rush Enterprises Inc. Class A	838,039	26,733
	Scholastic Corp.	552,435	26,235
*	La Quinta Holdings Inc.	1,833,375	26,052
*	Belmond Ltd. Class A	1,948,731	26,016
*	Hertz Global Holdings Inc.	1,204,896	25,978
*	Etsy Inc.	2,187,985	25,774
*	Ascena Retail Group Inc.	4,129,812	25,564
	Gannett Co. Inc.	2,617,211	25,413
	Dillard's Inc. Class A	404,722	25,372
*	Performance Food Group Co.	1,042,341	25,016
*	EW Scripps Co. Class A	1,267,860	24,508
	HSN Inc.	702,426	24,093
	Bob Evans Farms Inc.	441,470	23,491
*	Penn National Gaming Inc.	1,684,070	23,223
*	Liberty TripAdvisor Holdings Inc. Class A	1,538,296	23,151
	Sonic Corp.	868,817	23,032
	Capella Education Co.	259,881	22,818
	Planet Fitness Inc. Class A	1,088,708	21,883
	AMC Entertainment Holdings Inc.	648,419	21,819
*	Apollo Education Group Inc.	2,199,700	21,777
*	Herc Holdings Inc.	537,502	21,586
	International Speedway Corp. Class A	577,635	21,257
	National CineMedia Inc.	1,410,769	20,781
	Weis Markets Inc.	302,589	20,225
	ClubCorp Holdings Inc.	1,399,148	20,078

5

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
^	Wingstop Inc.	643,228	19,033
*	Hibbett Sports Inc.	491,029	18,315
*	Strayer Education Inc.	225,821	18,208
	Abercrombie & Fitch Co.	1,510,938	18,131
*	Express Inc.	1,663,422	17,898
	New Media Investment Group Inc.	1,112,312	17,786
*	BJ's Restaurants Inc.	441,521	17,352
*	Pinnacle Entertainment Inc.	1,180,782	17,121
	Finish Line Inc. Class A	905,876	17,040
	GNC Holdings Inc. Class A	1,527,439	16,863
*	Scientific Games Corp. Class A	1,173,843	16,434
*	Fiesta Restaurant Group Inc.	540,511	16,134
	Cato Corp. Class A	532,372	16,014
	Guess? Inc.	1,318,904	15,959
*,^	Shake Shack Inc. Class A	445,184	15,933
*,^	Quotient Technology Inc.	1,478,583	15,895
*	SiteOne Landscape Supply Inc.	441,505	15,333
*	Liberty Media Corp-Liberty Media Class A	488,032	15,300
*	Francesca's Holdings Corp.	846,848	15,269
	Buckle Inc.	651,400	14,852
^	Fred's Inc. Class A	794,823	14,752
*	Tile Shop Holdings Inc.	751,673	14,695
*,^	TrueCar Inc.	1,153,453	14,418
	World Wrestling Entertainment Inc. Class A	775,234	14,264
	Pier 1 Imports Inc.	1,670,033	14,262
	Barnes & Noble Inc.	1,236,147	13,783
*	K12 Inc.	774,623	13,293
	Sonic Automotive Inc. Class A	560,044	12,825
*	Vitamin Shoppe Inc.	539,945	12,824
	Rent-A-Center Inc.	1,129,941	12,712
*,^	Diplomat Pharmacy Inc.	978,278	12,326
*	Regis Corp.	779,807	11,323
*,^	Caesars Entertainment Corp.	1,323,462	11,249
*	Bankrate Inc.	1,016,224	11,229
*	Biglari Holdings Inc.	20,760	9,824
	Blue Nile Inc.	236,447	9,607
*,^	Party City Holdco Inc.	671,887	9,541
*,^	Lumber Liquidators Holdings Inc.	580,635	9,139
*	FTD Cos. Inc.	369,696	8,814
*,^	Zumiez Inc.	390,302	8,528
*	American Public Education Inc.	344,925	8,468
*	Barnes & Noble Education Inc.	725,144	8,317
*	Smart & Final Stores Inc.	567,765	8,005
*	RetailMeNot Inc.	830,106	7,720
*	Clean Energy Fuels Corp.	2,604,051	7,448
*,^	Weight Watchers International Inc.	646,338	7,401
*	Global Eagle Entertainment Inc.	1,137,616	7,349
*	Potbelly Corp.	565,839	7,299
*	Angie's List Inc.	858,558	7,066
*	Habit Restaurants Inc. Class A	407,812	7,035
*	Bojangles' Inc.	368,761	6,877
	Speedway Motorsports Inc.	276,943	6,001
*,^	El Pollo Loco Holdings Inc.	475,916	5,854
*	Rush Enterprises Inc. Class B	146,991	4,538
*,^	Sears Holdings Corp.	481,657	4,475
*,^	Lands' End Inc.	286,899	4,347
*	Bridgepoint Education Inc.	421,793	4,273
	Clear Channel Outdoor Holdings Inc. Class A	789,044	3,985
*	Trade Desk Inc. Class A	119,684	3,312
*	Conn's Inc.	178,748	2,261
			8,274,743
Financials (27.6%)
*	SVB Financial Group	1,163,177	199,671
*	Signature Bank	1,158,473	174,003

6

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
East West Bancorp Inc.	3,219,268	163,635
Regency Centers Corp.	2,333,453	160,892
Apartment Investment & Management Co.	3,503,444	159,232
Kilroy Realty Corp.	2,060,506	150,870
American Campus Communities Inc.	2,949,888	146,816
PacWest Bancorp	2,685,941	146,223
National Retail Properties Inc.	3,285,437	145,216
WP Carey Inc.	2,373,468	140,248
American Financial Group Inc.	1,551,872	136,751
^ Omega Healthcare Investors Inc.	4,357,707	136,222
Bank of the Ozarks Inc.	2,570,092	135,161
CBOE Holdings Inc.	1,815,136	134,120
Endurance Specialty Holdings Ltd.	1,434,179	132,518
Gaming and Leisure Properties Inc.	4,276,670	130,952
Liberty Property Trust	3,282,547	129,661
Starwood Property Trust Inc.	5,725,434	125,673
RenaissanceRe Holdings Ltd.	918,989	125,185
Lamar Advertising Co. Class A	1,846,982	124,191
Equity LifeStyle Properties Inc.	1,714,402	123,608
Douglas Emmett Inc.	3,214,534	117,523
Spirit Realty Capital Inc.	10,798,504	117,272
MarketAxess Holdings Inc.	797,247	117,132
Hospitality Properties Trust	3,668,318	116,432
Highwoods Properties Inc.	2,237,632	114,142
Sun Communities Inc.	1,467,631	112,435
Forest City Realty Trust Inc. Class A	5,394,149	112,414
Brown & Brown Inc.	2,504,737	112,362
Cullen/Frost Bankers Inc.	1,265,322	111,639
Commerce Bancshares Inc.	1,925,098	111,290
Webster Financial Corp.	2,048,320	111,183
Assured Guaranty Ltd.	2,911,338	109,961
CubeSmart	4,020,404	107,626
Synovus Financial Corp.	2,594,443	106,580
DDR Corp.	6,952,277	106,161
Old Republic International Corp.	5,570,890	105,847
Prosperity Bancshares Inc.	1,474,039	105,807
First Horizon National Corp.	5,208,357	104,219
Arthur J Gallagher & Co.	1,986,819	103,235
* Western Alliance Bancorp	2,111,619	102,857
EPR Properties	1,420,847	101,974
Popular Inc.	2,317,462	101,551
Senior Housing Properties Trust	5,304,627	100,417
American Homes 4 Rent Class A	4,779,169	100,267
Eaton Vance Corp.	2,391,035	100,137
* Alleghany Corp.	163,543	99,454
Allied World Assurance Co. Holdings AG	1,845,620	99,128
DCT Industrial Trust Inc.	2,032,725	97,327
Weingarten Realty Investors	2,716,856	97,236
Hudson Pacific Properties Inc.	2,754,188	95,791
Taubman Centers Inc.	1,282,000	94,778
Validus Holdings Ltd.	1,683,609	92,615
Umpqua Holdings Corp.	4,917,485	92,350
Healthcare Trust of America Inc. Class A	3,164,913	92,131
PrivateBancorp Inc.	1,690,404	91,603
Apple Hospitality REIT Inc.	4,584,268	91,594
Investors Bancorp Inc.	6,561,491	91,533
* Howard Hughes Corp.	800,864	91,379
First American Financial Corp.	2,452,409	89,832
Life Storage Inc.	1,036,009	88,330
New Residential Investment Corp.	5,599,977	88,032
Medical Properties Trust Inc.	7,151,434	87,963
BankUnited Inc.	2,325,559	87,650
Gramercy Property Trust	9,456,770	86,813
Hanover Insurance Group Inc.	950,208	86,478

7

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Radian Group Inc.	4,788,327	86,094
	STORE Capital Corp.	3,481,179	86,020
*	Texas Capital Bancshares Inc.	1,094,430	85,803
	Chemical Financial Corp.	1,575,378	85,338
*	Equity Commonwealth	2,803,252	84,770
	Bank of Hawaii Corp.	953,321	84,550
	Realogy Holdings Corp.	3,282,657	84,463
	Communications Sales & Leasing Inc.	3,304,928	83,978
	Wintrust Financial Corp.	1,156,046	83,894
	MB Financial Inc.	1,773,019	83,740
*,^	Zillow Group Inc.	2,295,743	83,726
	Associated Banc-Corp	3,360,061	82,994
	IBERIABANK Corp.	987,004	82,662
	Retail Properties of America Inc.	5,300,842	81,262
	Hancock Holding Co.	1,855,049	79,953
	United Bankshares Inc.	1,716,490	79,388
	CyrusOne Inc.	1,771,937	79,259
	Healthcare Realty Trust Inc.	2,587,646	78,457
*	MGIC Investment Corp.	7,607,364	77,519
	LaSalle Hotel Properties	2,525,300	76,946
	Tanger Factory Outlet Centers Inc.	2,147,811	76,849
	Outfront Media Inc.	3,084,312	76,707
	FNB Corp.	4,699,687	75,336
	CNO Financial Group Inc.	3,880,369	74,309
	DuPont Fabros Technology Inc.	1,690,623	74,269
	Aspen Insurance Holdings Ltd.	1,346,257	74,044
	Home BancShares Inc.	2,665,956	74,034
	Sunstone Hotel Investors Inc.	4,834,859	73,732
	First Industrial Realty Trust Inc.	2,613,742	73,315
	Rayonier Inc.	2,747,027	73,071
	Fulton Financial Corp.	3,869,345	72,744
	UMB Financial Corp.	941,921	72,641
	Primerica Inc.	1,024,008	70,810
*	Stifel Financial Corp.	1,405,491	70,204
	Empire State Realty Trust Inc.	3,448,476	69,625
	Education Realty Trust Inc.	1,631,790	69,025
	Washington Federal Inc.	1,989,296	68,332
	White Mountains Insurance Group Ltd.	81,549	68,179
	Pinnacle Financial Partners Inc.	980,024	67,916
	Piedmont Office Realty Trust Inc. Class A	3,244,901	67,851
	Chimera Investment Corp.	3,982,527	67,783
	Two Harbors Investment Corp.	7,773,077	67,781
	TCF Financial Corp.	3,440,221	67,394
	Cousins Properties Inc.	7,906,158	67,281
	ProAssurance Corp.	1,189,917	66,873
	Sterling Bancorp	2,855,518	66,819
*	Liberty Ventures Class A	1,811,963	66,807
	Corporate Office Properties Trust	2,116,116	66,065
	Equity One Inc.	2,106,692	64,654
	RLJ Lodging Trust	2,636,910	64,578
	Brandywine Realty Trust	3,911,090	64,572
	Erie Indemnity Co. Class A	571,043	64,214
	CoreCivic Inc.	2,625,045	64,209
	Cathay General Bancorp	1,674,549	63,683
^	First Financial Bankshares Inc.	1,402,239	63,381
	MFA Financial Inc.	8,303,656	63,357
	Paramount Group Inc.	3,952,882	63,207
	LPL Financial Holdings Inc.	1,794,361	63,179
	Valley National Bancorp	5,399,743	62,853
	Hope Bancorp Inc.	2,869,738	62,819
*	SLM Corp.	5,695,812	62,768
	National Health Investors Inc.	845,333	62,698
	Glacier Bancorp Inc.	1,708,872	61,912
	Community Bank System Inc.	991,795	61,283

8

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Urban Edge Properties	2,227,508	61,279
	NorthStar Realty Finance Corp.	4,036,404	61,152
	First Citizens BancShares Inc. Class A	172,103	61,097
	Ryman Hospitality Properties Inc.	968,084	60,999
	Legg Mason Inc.	2,029,962	60,716
	GEO Group Inc.	1,675,062	60,185
	CoreSite Realty Corp.	756,908	60,076
	Blackstone Mortgage Trust Inc. Class A	1,992,283	59,908
	NorthStar Asset Management Group Inc.	4,008,352	59,805
	Columbia Property Trust Inc.	2,758,003	59,573
	Assurant Inc.	636,497	59,105
	Acadia Realty Trust	1,808,527	59,103
	RLI Corp.	932,293	58,856
	BancorpSouth Inc.	1,882,188	58,442
	Federated Investors Inc. Class B	2,054,241	58,094
	Columbia Banking System Inc.	1,296,318	57,919
	Physicians Realty Trust	3,034,209	57,529
	Great Western Bancorp Inc.	1,310,646	57,131
	American National Insurance Co.	452,152	56,343
	Selective Insurance Group Inc.	1,292,810	55,655
	Navient Corp.	3,384,175	55,602
	Old National Bancorp	3,014,375	54,711
	Washington REIT	1,669,062	54,562
	Interactive Brokers Group Inc.	1,442,167	52,654
	CVB Financial Corp.	2,294,013	52,602
	Mack-Cali Realty Corp.	1,802,589	52,311
	DiamondRock Hospitality Co.	4,473,532	51,580
	Retail Opportunity Investments Corp.	2,440,770	51,573
	EastGroup Properties Inc.	698,054	51,544
	Trustmark Corp.	1,434,710	51,147
	International Bancshares Corp.	1,252,932	51,120
	Evercore Partners Inc. Class A	738,642	50,745
*	Essent Group Ltd.	1,559,349	50,476
	BGC Partners Inc. Class A	4,904,773	50,176
	PS Business Parks Inc.	423,893	49,392
	Hilltop Holdings Inc.	1,650,432	49,183
	Colony Starwood Homes	1,699,770	48,970
	Colony Capital Inc. Class A	2,405,505	48,711
	FirstCash Inc.	1,029,074	48,366
	Pebblebrook Hotel Trust	1,609,234	47,875
	Care Capital Properties Inc.	1,874,948	46,874
	Alexander & Baldwin Inc.	1,039,960	46,663
*	Blackhawk Network Holdings Inc.	1,236,725	46,594
	Xenia Hotels & Resorts Inc.	2,387,206	46,360
	EverBank Financial Corp.	2,381,203	46,314
	First Midwest Bancorp Inc.	1,816,149	45,821
	Lexington Realty Trust	4,235,810	45,747
	Capitol Federal Financial Inc.	2,760,477	45,437
	South State Corp.	513,767	44,903
	United Community Banks Inc.	1,503,337	44,529
	QTS Realty Trust Inc. Class A	888,058	44,092
	CBL & Associates Properties Inc.	3,814,228	43,864
	Kite Realty Group Trust	1,865,742	43,808
	Janus Capital Group Inc.	3,262,482	43,293
	Financial Engines Inc.	1,175,191	43,188
	Washington Prime Group Inc.	4,139,040	43,087
*	HealthEquity Inc.	1,047,662	42,451
*	Genworth Financial Inc. Class A	11,129,726	42,404
	American Equity Investment Life Holding Co.	1,868,305	42,112
	Argo Group International Holdings Ltd.	635,751	41,896
*,^	Zillow Group Inc. Class A	1,147,099	41,812
	AmTrust Financial Services Inc.	1,523,085	41,702
	Kennedy-Wilson Holdings Inc.	2,029,552	41,606
*,^	LendingClub Corp.	7,924,224	41,602

9

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Eagle Bancorp Inc.	675,914	41,197
	LTC Properties Inc.	875,855	41,148
	NBT Bancorp Inc.	973,103	40,754
	WesBanco Inc.	938,113	40,395
	Monogram Residential Trust Inc.	3,725,768	40,313
	STAG Industrial Inc.	1,688,009	40,293
	Banner Corp.	709,115	39,576
*,^	Credit Acceptance Corp.	181,596	39,499
*	Enstar Group Ltd.	199,281	39,398
	Independent Bank Corp.	558,524	39,348
	LegacyTexas Financial Group Inc.	911,223	39,237
*	FCB Financial Holdings Inc. Class A	822,510	39,234
	Northwest Bancshares Inc.	2,149,883	38,762
	HRG Group Inc.	2,483,106	38,637
*	PRA Group Inc.	983,196	38,443
	Horace Mann Educators Corp.	897,847	38,428
	Kemper Corp.	863,978	38,274
	Provident Financial Services Inc.	1,342,958	38,006
	Astoria Financial Corp.	2,036,633	37,983
	Potlatch Corp.	904,858	37,687
	New York REIT Inc.	3,703,936	37,484
	Mercury General Corp.	621,849	37,442
	American Assets Trust Inc.	868,858	37,430
	First Financial Bancorp	1,314,410	37,395
	Simmons First National Corp. Class A	593,564	36,890
	BOK Financial Corp.	441,511	36,663
	Invesco Mortgage Capital Inc.	2,492,017	36,383
	Select Income REIT	1,407,697	35,474
	Park National Corp.	293,836	35,160
	Chesapeake Lodging Trust	1,342,185	34,709
	Waddell & Reed Financial Inc. Class A	1,761,065	34,358
^	Westamerica Bancorporation	544,575	34,270
	Sabra Health Care REIT Inc.	1,384,455	33,808
*	Quality Care Properties Inc.	2,100,091	32,551
	Navigators Group Inc.	276,301	32,534
*	MBIA Inc.	2,890,519	30,929
	Tompkins Financial Corp.	322,547	30,494
^	Government Properties Income Trust	1,589,459	30,303
	Global Net Lease Inc.	3,814,535	29,868
	Ramco-Gershenson Properties Trust	1,785,261	29,600
	Franklin Street Properties Corp.	2,279,144	29,538
	S&T Bancorp Inc.	750,523	29,300
	Boston Private Financial Holdings Inc.	1,763,543	29,187
^	WisdomTree Investments Inc.	2,590,486	28,858
	First Commonwealth Financial Corp.	2,003,208	28,405
	Pennsylvania REIT	1,488,623	28,224
	Beneficial Bancorp Inc.	1,525,790	28,075
	Kearny Financial Corp.	1,779,305	27,668
	Employers Holdings Inc.	680,692	26,955
	National General Holdings Corp.	1,075,311	26,872
	Maiden Holdings Ltd.	1,538,579	26,848
*	OneMain Holdings Inc. Class A	1,206,408	26,710
	Artisan Partners Asset Management Inc. Class A	897,471	26,700
	CYS Investments Inc.	3,401,856	26,296
	Redwood Trust Inc.	1,711,862	26,037
	Brookline Bancorp Inc.	1,516,064	24,863
	HFF Inc. Class A	817,029	24,715
	Berkshire Hills Bancorp Inc.	667,768	24,607
	Nelnet Inc. Class A	479,665	24,343
	TFS Financial Corp.	1,266,071	24,106
	Safety Insurance Group Inc.	323,485	23,841
	FelCor Lodging Trust Inc.	2,949,003	23,622
*	Piper Jaffray Cos.	320,891	23,265
	Capital Bank Financial Corp.	592,576	23,259

10

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	PennyMac Mortgage Investment Trust	1,415,025	23,164
	United Fire Group Inc.	459,743	22,606
*	Green Dot Corp. Class A	955,176	22,494
	NRG Yield Inc.	1,410,839	22,291
	Capstead Mortgage Corp.	2,156,313	21,973
	CareTrust REIT Inc.	1,426,269	21,850
	City Holding Co.	320,850	21,689
	State Bank Financial Corp.	789,186	21,198
	Infinity Property & Casualty Corp.	237,869	20,909
*	Parkway Inc.	937,350	20,856
*	St. Joe Co.	1,097,595	20,854
	Central Pacific Financial Corp.	662,472	20,815
^	Seritage Growth Properties Class A	486,659	20,785
	Ladder Capital Corp. Class A	1,513,368	20,763
	Towne Bank	623,829	20,742
*,^	Black Knight Financial Services Inc. Class A	544,334	20,576
*	FNFV Group	1,440,098	19,729
	Alexander's Inc.	46,000	19,636
	Investors Real Estate Trust	2,733,653	19,491
*	Walker & Dunlop Inc.	624,372	19,480
*	First BanCorp	2,915,730	19,273
	Hersha Hospitality Trust Class A	887,671	19,085
	Renasant Corp.	445,969	18,829
*	iStar Inc.	1,521,129	18,816
	ServisFirst Bancshares Inc.	498,625	18,669
	Northfield Bancorp Inc.	924,459	18,461
*,^	BofI Holding Inc.	636,065	18,160
*	KCG Holdings Inc. Class A	1,364,829	18,084
	Universal Health Realty Income Trust	275,047	18,040
	New Senior Investment Group Inc.	1,840,538	18,019
	ARMOUR Residential REIT Inc.	820,891	17,805
	Saul Centers Inc.	265,354	17,675
	National Bank Holdings Corp. Class A	550,814	17,565
	FBL Financial Group Inc. Class A	224,058	17,510
	BancFirst Corp.	176,031	16,380
	First Hawaiian Inc.	468,753	16,322
	Oritani Financial Corp.	869,253	16,298
*	Santander Consumer USA Holdings Inc.	1,200,325	16,204
	MTGE Investment Corp.	1,032,035	16,203
	Yadkin Financial Corp.	472,379	16,184
	BNC Bancorp	495,569	15,809
	National Western Life Group Inc. Class A	50,627	15,735
	Moelis & Co. Class A	461,717	15,652
	Cohen & Steers Inc.	465,072	15,626
*	Greenlight Capital Re Ltd. Class A	665,519	15,174
*	Third Point Reinsurance Ltd.	1,306,541	15,091
*,^	Encore Capital Group Inc.	516,933	14,810
	Virtus Investment Partners Inc.	124,930	14,748
	Urstadt Biddle Properties Inc. Class A	609,562	14,697
	Getty Realty Corp.	572,827	14,601
	Greenhill & Co. Inc.	522,466	14,472
	Ashford Hospitality Trust Inc.	1,835,284	14,242
	InfraREIT Inc.	788,207	14,117
	Investment Technology Group Inc.	702,748	13,872
	Dime Community Bancshares Inc.	684,465	13,758
	First Potomac Realty Trust	1,246,091	13,670
	OFG Bancorp	990,413	12,974
*	Ambac Financial Group Inc.	576,373	12,968
	Silver Bay Realty Trust Corp.	718,920	12,322
	Altisource Residential Corp.	1,095,089	12,090
*	Flagstar Bancorp Inc.	445,004	11,988
	NRG Yield Inc. Class A	778,438	11,957
*	Nationstar Mortgage Holdings Inc.	656,825	11,862
*	Ocwen Financial Corp.	2,076,996	11,195

11

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Anworth Mortgage Asset Corp.	2,152,724	11,130
	AG Mortgage Investment Trust Inc.	623,270	10,664
	Virtu Financial Inc. Class A	614,975	9,809
*	Forestar Group Inc.	723,834	9,627
	First Interstate BancSystem Inc. Class A	218,077	9,279
*	Marcus & Millichap Inc.	340,561	9,100
	State Auto Financial Corp.	329,956	8,846
	Houlihan Lokey Inc.	283,338	8,817
*	Tejon Ranch Co.	327,463	8,327
*	PennyMac Financial Services Inc. Class A	449,404	7,483
	OneBeacon Insurance Group Ltd. Class A	454,070	7,288
*,^	Altisource Portfolio Solutions SA	271,899	7,230
*	MoneyGram International Inc.	599,371	7,079
	Ashford Hospitality Prime Inc.	516,457	7,050
*	World Acceptance Corp.	99,400	6,389
^	Fidelity & Guaranty Life	266,580	6,318
	RMR Group Inc. Class A	150,793	5,956
*	EZCORP Inc. Class A	546,272	5,818
*	NewStar Financial Inc.	592,135	5,477
*	Drive Shack Inc.	1,356,539	5,101
*	On Deck Capital Inc.	876,479	4,058
	Associated Capital Group Inc. Class A	99,788	3,278
	GAMCO Investors Inc. Class A	99,938	3,087
	Resource Capital Corp.	329,980	2,749
	Urstadt Biddle Properties Inc.	60,433	1,184
	Newcastle Investment Corp.		—
			18,862,441
Health Care (8.9%)
	Teleflex Inc.	983,733	158,529
*	Align Technology Inc.	1,601,507	153,953
*	MEDNAX Inc.	2,090,946	139,382
	West Pharmaceutical Services Inc.	1,634,273	138,635
*	United Therapeutics Corp.	947,135	135,848
*	WellCare Health Plans Inc.	989,039	135,577
*,^	Ionis Pharmaceuticals Inc.	2,706,593	129,456
	STERIS plc	1,902,525	128,211
*	DexCom Inc.	1,887,474	112,682
*,^	TESARO Inc.	834,904	112,278
*	ABIOMED Inc.	920,284	103,698
*	Exelixis Inc.	6,396,860	95,377
	Bio-Techne Corp.	833,462	85,705
*	Bio-Rad Laboratories Inc. Class A	463,439	84,476
*	Envision Healthcare Corp.	1,310,432	82,937
*	Charles River Laboratories International Inc.	1,056,900	80,525
	HealthSouth Corp.	1,904,916	78,559
*	PAREXEL International Corp.	1,189,443	78,170
*	NuVasive Inc.	1,125,763	75,831
*	Alere Inc.	1,942,798	75,711
*	Neurocrine Biosciences Inc.	1,939,904	75,074
	Hill-Rom Holdings Inc.	1,322,661	74,254
*	Endo International plc	4,479,392	73,776
*	Catalent Inc.	2,649,991	71,444
*,^	OPKO Health Inc.	7,492,215	69,678
*	Masimo Corp.	1,000,166	67,411
*	Team Health Holdings Inc.	1,496,543	65,025
*,^	ACADIA Pharmaceuticals Inc.	2,163,608	62,398
*	Prestige Brands Holdings Inc.	1,181,990	61,582
	Healthcare Services Group Inc.	1,540,592	60,345
*	INC Research Holdings Inc. Class A	1,137,390	59,827
	Cantel Medical Corp.	745,257	58,689
*	Horizon Pharma plc	3,600,993	58,264
*	Ultragenyx Pharmaceutical Inc.	821,198	57,738
*	Integra LifeSciences Holdings Corp.	667,896	57,299
*,^	Bluebird Bio Inc.	906,423	55,926

12

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*,^	Seattle Genetics Inc.	1,029,069	54,304
*	Wright Medical Group NV	2,306,913	53,013
*	Neogen Corp.	800,320	52,821
*,^	Acadia Healthcare Co. Inc.	1,563,109	51,739
*	Molina Healthcare Inc.	951,646	51,636
*	Brookdale Senior Living Inc.	4,154,874	51,604
*	Medicines Co.	1,501,830	50,972
*	LifePoint Health Inc.	896,678	50,931
	Bruker Corp.	2,328,408	49,316
*	PRA Health Sciences Inc.	891,338	49,131
*,^	ARIAD Pharmaceuticals Inc.	3,903,001	48,553
	Owens & Minor Inc.	1,373,602	48,474
*	ICU Medical Inc.	328,649	48,426
*	Insulet Corp.	1,282,438	48,322
*	VWR Corp.	1,909,451	47,794
*	Haemonetics Corp.	1,158,346	46,566
*	Ironwood Pharmaceuticals Inc. Class A	2,928,886	44,783
*	Akorn Inc.	1,957,848	42,740
*	Ligand Pharmaceuticals Inc.	420,046	42,681
*	Nektar Therapeutics Class A	3,421,617	41,983
*,^	Kite Pharma Inc.	891,024	39,954
*,^	Nevro Corp.	545,951	39,669
*,^	Intercept Pharmaceuticals Inc.	360,111	39,126
*	Magellan Health Inc.	519,060	39,059
	Patterson Cos. Inc.	940,045	38,570
*	Halyard Health Inc.	1,042,317	38,545
*	NxStage Medical Inc.	1,456,402	38,172
*	Globus Medical Inc.	1,525,855	37,856
*,^	Penumbra Inc.	566,774	36,160
*	Sage Therapeutics Inc.	708,075	36,154
*	HMS Holdings Corp.	1,904,915	34,593
*,^	Juno Therapeutics Inc.	1,773,147	33,424
*,^	Radius Health Inc.	866,512	32,953
*,^	Clovis Oncology Inc.	732,374	32,532
*,^	Exact Sciences Corp.	2,416,933	32,290
*,^	Sarepta Therapeutics Inc.	1,158,189	31,769
*	Select Medical Holdings Corp.	2,365,652	31,345
*	Agios Pharmaceuticals Inc.	750,134	31,303
*	Alnylam Pharmaceuticals Inc.	813,286	30,449
*	Surgical Care Affiliates Inc.	634,113	29,340
*,^	Intrexon Corp.	1,191,490	28,953
*	Portola Pharmaceuticals Inc.	1,262,566	28,332
*,^	Theravance Biopharma Inc.	871,578	27,786
*	AMAG Pharmaceuticals Inc.	763,903	26,584
*	Tenet Healthcare Corp.	1,779,942	26,414
*	Spark Therapeutics Inc.	515,382	25,718
*	Pacira Pharmaceuticals Inc.	793,434	25,628
	Abaxis Inc.	483,114	25,494
*	Myriad Genetics Inc.	1,527,903	25,470
*	Emergent BioSolutions Inc.	768,686	25,244
*	Merit Medical Systems Inc.	952,063	25,230
	CONMED Corp.	565,050	24,958
*,^	Halozyme Therapeutics Inc.	2,473,272	24,436
*	FibroGen Inc.	1,134,785	24,284
	Ensign Group Inc.	1,079,647	23,979
*	Amedisys Inc.	562,274	23,970
*	Air Methods Corp.	731,383	23,295
*	Synergy Pharmaceuticals Inc.	3,817,638	23,249
	Analogic Corp.	278,956	23,139
*	Momenta Pharmaceuticals Inc.	1,506,643	22,675
*	Impax Laboratories Inc.	1,653,901	21,914
*	Puma Biotechnology Inc.	697,172	21,403
*,^	Alder Biopharmaceuticals Inc.	955,537	19,875
*	Acorda Therapeutics Inc.	1,035,781	19,473

13

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*,^	Innoviva Inc.	1,699,769	18,188
*	Luminex Corp.	880,673	17,816
*	Zeltiq Aesthetics Inc.	401,170	17,459
*	Healthways Inc.	734,281	16,705
*	LHC Group Inc.	346,524	15,836
	Meridian Bioscience Inc.	892,947	15,805
	National HealthCare Corp.	206,068	15,618
*,^	Lannett Co. Inc.	705,833	15,564
*	Glaukos Corp.	449,498	15,418
*	Five Prime Therapeutics Inc.	301,267	15,096
*,^	Avexis Inc.	310,074	14,800
	Kindred Healthcare Inc.	1,827,023	14,342
*	HealthStream Inc.	571,398	14,314
*	Orthofix International NV	378,109	13,680
*,^	Community Health Systems Inc.	2,411,845	13,482
*,^	Lexicon Pharmaceuticals Inc.	934,371	12,922
*	Quidel Corp.	585,606	12,544
*	Depomed Inc.	687,495	12,389
*	Natus Medical Inc.	352,927	12,282
*	Genomic Health Inc.	414,998	12,197
*,^	Merrimack Pharmaceuticals Inc.	2,750,969	11,224
*	Epizyme Inc.	912,830	11,045
*	Intra-Cellular Therapies Inc. Class A	725,613	10,950
*	Achillion Pharmaceuticals Inc.	2,624,010	10,837
*,^	Keryx Biopharmaceuticals Inc.	1,786,296	10,468
*,^	TherapeuticsMD Inc.	1,755,938	10,132
*,^	Endologix Inc.	1,767,272	10,109
*	Universal American Corp.	1,011,460	10,064
*	Aimmune Therapeutics Inc.	473,213	9,677
*,^	Teladoc Inc.	572,548	9,447
*	Insmed Inc.	700,648	9,270
	Invacare Corp.	678,352	8,853
*	Acceleron Pharma Inc.	337,177	8,605
*	Celldex Therapeutics Inc.	2,293,291	8,118
*	CorVel Corp.	221,327	8,101
*	Accuray Inc.	1,754,962	8,073
	PDL BioPharma Inc.	3,759,849	7,971
*	Amicus Therapeutics Inc.	1,588,428	7,894
*,^	Global Blood Therapeutics Inc.	541,639	7,827
*	Arena Pharmaceuticals Inc.	5,469,230	7,766
*,^	Novavax Inc.	6,082,684	7,664
*,^	Aduro Biotech Inc.	668,576	7,622
*	Novocure Ltd.	964,748	7,573
*,^	ZIOPHARM Oncology Inc.	1,329,062	7,110
*	Surgery Partners Inc.	439,064	6,959
*	Natera Inc.	581,808	6,813
*,^	Editas Medicine Inc.	411,147	6,673
*	Medpace Holdings Inc.	181,609	6,551
*	Spectrum Pharmaceuticals Inc.	1,462,445	6,479
*,^	ConforMIS Inc.	768,898	6,228
*,^	Insys Therapeutics Inc.	641,361	5,901
*	American Renal Associates Holdings Inc.	241,310	5,135
*	Seres Therapeutics Inc.	437,210	4,328
*	PTC Therapeutics Inc.	369,068	4,027
*,^	Intellia Therapeutics Inc.	281,185	3,686
*	Ophthotech Corp.	726,101	3,507
*,^	NantKwest Inc.	563,859	3,225
*,^	Cempra Inc.	1,044,219	2,924
*,^	MannKind Corp.	3,477,124	2,214
*,^	Adeptus Health Inc. Class A	146,638	1,120
			6,069,452
Industrials (20.0%)
	Huntington Ingalls Industries Inc.	1,035,331	190,698
*	HD Supply Holdings Inc.	4,479,864	190,439

14

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Packaging Corp. of America	2,104,130	178,472
Broadridge Financial Solutions Inc.	2,661,483	176,456
Valspar Corp.	1,594,799	165,237
Carlisle Cos. Inc.	1,440,397	158,861
Spirit AeroSystems Holdings Inc. Class A	2,717,785	158,583
AO Smith Corp.	3,298,266	156,173
Jack Henry & Associates Inc.	1,744,053	154,837
IDEX Corp.	1,702,620	153,338
Lennox International Inc.	913,151	139,867
* Keysight Technologies Inc.	3,795,217	138,791
Allegion plc	2,144,070	137,220
* CoStar Group Inc.	727,808	137,185
* Old Dominion Freight Line Inc.	1,564,823	134,246
* Berry Plastics Group Inc.	2,715,462	132,324
Toro Co.	2,319,017	129,749
PerkinElmer Inc.	2,446,242	127,572
MDU Resources Group Inc.	4,361,280	125,474
* AECOM	3,437,809	124,999
Donaldson Co. Inc.	2,962,710	124,671
Nordson Corp.	1,085,577	121,639
Sonoco Products Co.	2,229,674	117,504
Cognex Corp.	1,817,332	115,619
Orbital ATK Inc.	1,307,550	114,711
Booz Allen Hamilton Holding Corp. Class A	3,162,424	114,069
* Quanta Services Inc.	3,230,746	112,591
Oshkosh Corp.	1,662,887	107,439
* XPO Logistics Inc.	2,475,738	106,853
Hexcel Corp.	2,049,079	105,405
Graco Inc.	1,243,457	103,319
AptarGroup Inc.	1,399,932	102,825
Lincoln Electric Holdings Inc.	1,327,003	101,741
Eagle Materials Inc.	1,022,986	100,795
Bemis Co. Inc.	2,092,638	100,070
* Zebra Technologies Corp.	1,119,789	96,033
* WEX Inc.	858,839	95,846
EMCOR Group Inc.	1,354,289	95,829
* Genesee & Wyoming Inc. Class A	1,368,825	95,010
Trinity Industries Inc.	3,400,036	94,385
MSC Industrial Direct Co. Inc. Class A	996,956	92,109
CLARCOR Inc.	1,088,857	89,798
Ryder System Inc.	1,193,990	88,881
Graphic Packaging Holding Co.	7,091,753	88,505
AGCO Corp.	1,523,520	88,151
Curtiss-Wright Corp.	888,855	87,428
* Teledyne Technologies Inc.	703,412	86,520
Woodward Inc.	1,238,497	85,518
Watsco Inc.	575,985	85,315
Jabil Circuit Inc.	3,522,547	83,379
MAXIMUS Inc.	1,446,526	80,702
Crane Co.	1,113,323	80,293
* Euronet Worldwide Inc.	1,107,466	80,214
National Instruments Corp.	2,592,162	79,890
Landstar System Inc.	932,843	79,572
BWX Technologies Inc.	1,994,303	79,174
Deluxe Corp.	1,085,140	77,707
* Genpact Ltd.	3,138,770	76,398
Littelfuse Inc.	503,102	76,356
* IPG Photonics Corp.	772,098	76,214
* Kirby Corp.	1,142,485	75,975
ITT Inc.	1,969,606	75,968
EnerSys	969,812	75,742
Air Lease Corp. Class A	2,181,703	74,898
* Coherent Inc.	543,120	74,617
World Fuel Services Corp.	1,573,430	72,236

15

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	WESCO International Inc.	1,084,303	72,160
*	CoreLogic Inc.	1,930,837	71,113
	Chicago Bridge & Iron Co. NV	2,234,959	70,960
	Terex Corp.	2,246,190	70,822
	Belden Inc.	941,109	70,367
	Regal Beloit Corp.	999,761	69,233
*	Colfax Corp.	1,917,412	68,893
	Valmont Industries Inc.	478,069	67,360
*	Clean Harbors Inc.	1,155,756	64,318
*	TransUnion	2,042,789	63,183
*	Owens-Illinois Inc.	3,628,011	63,164
	Timken Co.	1,563,880	62,086
	Joy Global Inc.	2,192,021	61,377
*	Louisiana-Pacific Corp.	3,176,010	60,122
*	Sanmina Corp.	1,639,494	60,087
*	WageWorks Inc.	818,237	59,322
*	Esterline Technologies Corp.	660,772	58,941
*	Generac Holdings Inc.	1,425,500	58,075
*	USG Corp.	1,957,276	56,526
*	MasTec Inc.	1,471,786	56,296
	Kennametal Inc.	1,784,967	55,798
*	Cardtronics plc Class A	1,011,597	55,203
	FLIR Systems Inc.	1,519,949	55,007
	Tetra Tech Inc.	1,274,234	54,983
	GATX Corp.	891,006	54,868
	Barnes Group Inc.	1,142,636	54,184
*	Itron Inc.	854,336	53,695
	KBR Inc.	3,185,898	53,173
	John Bean Technologies Corp.	618,491	53,159
*,^	Universal Display Corp.	943,929	53,143
*	KLX Inc.	1,176,556	53,074
	Mueller Industries Inc.	1,283,194	51,276
*	Anixter International Inc.	627,449	50,855
*	Summit Materials Inc. Class A	2,080,220	49,488
	UniFirst Corp.	344,423	49,476
	MSA Safety Inc.	713,556	49,471
	Applied Industrial Technologies Inc.	827,530	49,155
	Granite Construction Inc.	884,366	48,640
*	Cimpress NV	530,096	48,562
	Vishay Intertechnology Inc.	2,989,045	48,423
	ABM Industries Inc.	1,182,838	48,307
	Silgan Holdings Inc.	943,262	48,276
	Knight Transportation Inc.	1,429,810	47,255
*	Moog Inc. Class A	717,812	47,146
	Convergys Corp.	1,916,786	47,076
*	On Assignment Inc.	1,063,938	46,983
*	RBC Bearings Inc.	503,893	46,766
	HEICO Corp. Class A	684,701	46,491
	Mueller Water Products Inc. Class A	3,431,276	45,670
*	LifeLock Inc.	1,899,248	45,430
*	Rexnord Corp.	2,294,811	44,955
	HEICO Corp.	577,201	44,531
*	Masonite International Corp.	669,733	44,068
	Universal Forest Products Inc.	431,275	44,068
	CEB Inc.	719,683	43,613
*	FTI Consulting Inc.	951,365	42,888
	G&K Services Inc. Class A	442,961	42,724
*	Swift Transportation Co.	1,752,999	42,703
*	Trex Co. Inc.	656,375	42,271
	Brink's Co.	1,004,295	41,427
*	AMN Healthcare Services Inc.	1,072,974	41,256
	Covanta Holding Corp.	2,629,538	41,021
*	NeuStar Inc. Class A	1,218,620	40,702
*	Plexus Corp.	753,082	40,697

16

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Watts Water Technologies Inc. Class A	621,921	40,549
*	DigitalGlobe Inc.	1,389,450	39,808
	Simpson Manufacturing Co. Inc.	902,595	39,489
*	Armstrong World Industries Inc.	924,324	38,637
	Brady Corp. Class A	1,004,533	37,720
*,^	Ambarella Inc.	693,726	37,551
	AZZ Inc.	585,589	37,419
*	Headwaters Inc.	1,572,168	36,977
*	ExlService Holdings Inc.	716,538	36,142
	Otter Tail Corp.	878,791	35,855
*	II-VI Inc.	1,182,665	35,066
	Apogee Enterprises Inc.	646,895	34,648
	Franklin Electric Co. Inc.	884,226	34,396
*	Navistar International Corp.	1,093,560	34,305
	Korn/Ferry International	1,163,702	34,248
	Matson Inc.	956,689	33,857
*	Benchmark Electronics Inc.	1,101,317	33,590
*	Knowles Corp.	1,994,947	33,336
*	MACOM Technology Solutions Holdings Inc.	718,996	33,275
	Exponent Inc.	542,965	32,741
	Methode Electronics Inc.	788,851	32,619
	Actuant Corp. Class A	1,256,929	32,617
	Forward Air Corp.	684,155	32,415
	EnPro Industries Inc.	476,972	32,129
	ESCO Technologies Inc.	550,782	31,202
*	OSI Systems Inc.	405,478	30,865
*	Rogers Corp.	401,329	30,826
*	Hub Group Inc. Class A	704,231	30,810
	Mobile Mini Inc.	1,002,391	30,322
*	TopBuild Corp.	849,521	30,243
	Albany International Corp.	650,998	30,141
	Kaman Corp.	611,158	29,904
*	Advisory Board Co.	896,574	29,811
	Astec Industries Inc.	441,265	29,768
	AAON Inc.	883,542	29,201
*	SPX FLOW Inc.	894,954	28,692
	Insperity Inc.	403,848	28,653
	Tennant Co.	396,190	28,209
	Triumph Group Inc.	1,051,117	27,855
*	Atlas Air Worldwide Holdings Inc.	530,610	27,671
	Comfort Systems USA Inc.	830,959	27,671
*	Proto Labs Inc.	535,939	27,520
*	Navigant Consulting Inc.	1,050,994	27,515
	Greif Inc. Class A	526,923	27,036
*	Veeco Instruments Inc.	916,155	26,706
*,^	Smith & Wesson Holding Corp.	1,257,440	26,507
	Cubic Corp.	547,317	26,244
	Werner Enterprises Inc.	967,993	26,087
*	TTM Technologies Inc.	1,912,616	26,069
	Aircastle Ltd.	1,244,221	25,942
	RR Donnelley & Sons Co.	1,560,043	25,460
*	Imperva Inc.	659,983	25,343
	Standex International Corp.	287,603	25,266
*	Sykes Enterprises Inc.	873,640	25,213
	Greenbrier Cos. Inc.	601,738	25,002
*	Huron Consulting Group Inc.	490,036	24,820
*	Tutor Perini Corp.	884,517	24,766
	EVERTEC Inc.	1,390,599	24,683
*	Team Inc.	628,519	24,669
	Harsco Corp.	1,805,273	24,552
*	Meritor Inc.	1,946,802	24,179
*	TriMas Corp.	1,026,954	24,133
	CIRCOR International Inc.	370,083	24,011
	AAR Corp.	725,016	23,962

17

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	ManTech International Corp. Class A	565,804	23,905
*	TriNet Group Inc.	922,222	23,627
*	TrueBlue Inc.	956,250	23,572
	Badger Meter Inc.	624,615	23,080
^	Sturm Ruger & Co. Inc.	424,934	22,394
*	Wabash National Corp.	1,385,418	21,917
	Primoris Services Corp.	937,062	21,346
	MTS Systems Corp.	376,057	21,322
*	Continental Building Products Inc.	909,859	21,018
	Heartland Express Inc.	1,028,593	20,942
	Sun Hydraulics Corp.	516,327	20,638
	Raven Industries Inc.	815,660	20,555
	Altra Industrial Motion Corp.	553,985	20,442
*	Integer Holdings Corp.	693,791	20,432
*	SPX Corp.	846,982	20,090
	General Cable Corp.	1,052,151	20,043
	McGrath RentCorp	507,353	19,883
	Griffon Corp.	754,365	19,764
*	Boise Cascade Co.	870,223	19,580
	Encore Wire Corp.	445,075	19,294
*	Wesco Aircraft Holdings Inc.	1,225,778	18,325
*	Air Transport Services Group Inc.	1,146,870	18,304
*	PHH Corp.	1,202,441	18,229
*	Babcock & Wilcox Enterprises Inc.	1,087,204	18,037
	Materion Corp.	449,722	17,809
	Quad/Graphics Inc.	660,033	17,742
	Essendant Inc.	838,483	17,524
	LSC Communications Inc.	589,005	17,482
*	Paylocity Holding Corp.	573,315	17,205
*	Aegion Corp. Class A	720,484	17,075
	Lindsay Corp.	226,117	16,871
*	Manitowoc Co. Inc.	2,789,079	16,679
	H&E Equipment Services Inc.	716,485	16,658
	Advanced Drainage Systems Inc.	798,425	16,448
	Quanex Building Products Corp.	769,718	15,625
	Kelly Services Inc. Class A	664,715	15,235
	Resources Connection Inc.	778,106	14,979
	AVX Corp.	944,279	14,759
	Schnitzer Steel Industries Inc.	569,100	14,626
	Triton International Ltd.	913,583	14,435
	ArcBest Corp.	520,072	14,380
*	TASER International Inc.	582,099	14,110
*	Thermon Group Holdings Inc.	728,822	13,913
*,^	Inovalon Holdings Inc. Class A	1,337,965	13,781
*	FARO Technologies Inc.	374,751	13,491
*	Donnelley Financial Solutions Inc.	583,488	13,409
*	Aerovironment Inc.	474,594	12,733
	Kforce Inc.	545,056	12,591
*	GMS Inc.	411,141	12,038
	Gorman-Rupp Co.	382,191	11,829
*	TimkenSteel Corp.	744,040	11,518
*	RPX Corp.	1,056,446	11,410
*	Milacron Holdings Corp.	607,773	11,323
	Hyster-Yale Materials Handling Inc.	168,694	10,758
*	Armstrong Flooring Inc.	532,990	10,612
*	Evolent Health Inc. Class A	704,348	10,424
*	Cotiviti Holdings Inc.	302,202	10,396
*	InnerWorkings Inc.	1,052,898	10,371
*	Builders FirstSource Inc.	941,797	10,332
*	Mistras Group Inc.	391,037	10,042
*	Atkore International Group Inc.	419,559	10,032
*	Multi Packaging Solutions International Ltd.	697,867	9,952
	Greif Inc. Class B	146,152	9,873
	Landauer Inc.	203,687	9,797

18

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	TeleTech Holdings Inc.	318,724	9,721
*	Forterra Inc.	427,750	9,265
	Park Electrochemical Corp.	433,807	8,090
*	Bazaarvoice Inc.	1,659,896	8,050
*	Advanced Disposal Services Inc.	357,769	7,950
	American Railcar Industries Inc.	174,649	7,910
*	Ply Gem Holdings Inc.	462,925	7,523
*	Roadrunner Transportation Systems Inc.	697,056	7,242
*	DHI Group Inc.	1,068,466	6,678
*	Astronics Corp.	161,780	5,475
*	International Seaways Inc.	222,912	3,130
*	Overseas Shipholding Group Inc. Class A	665,719	2,550
*	Astronics Corp. Class B	56,563	1,906
	Textainer Group Holdings Ltd.	72,502	540
			13,700,751
Oil & Gas (5.4%)
	Targa Resources Corp.	3,836,161	215,094
*	Diamondback Energy Inc.	1,977,746	199,871
*	Newfield Exploration Co.	4,441,237	179,870
*,^	Chesapeake Energy Corp.	19,816,394	139,111
*	Parsley Energy Inc. Class A	3,609,407	127,196
*,^	Transocean Ltd.	8,161,762	120,304
*	Southwestern Energy Co.	11,063,995	119,712
*	WPX Energy Inc.	7,692,209	112,075
*	RSP Permian Inc.	2,267,757	101,187
	Nabors Industries Ltd.	6,012,795	98,610
*	QEP Resources Inc.	5,349,530	98,485
*	PDC Energy Inc.	1,256,431	91,192
	Patterson-UTI Energy Inc.	3,142,010	84,583
*	Oasis Petroleum Inc.	5,278,267	79,913
*	Rice Energy Inc.	3,619,273	77,271
*,^	Whiting Petroleum Corp.	6,349,709	76,324
*	Gulfport Energy Corp.	3,454,270	74,750
	SM Energy Co.	2,152,011	74,201
*	Callon Petroleum Co.	4,489,392	69,002
	Western Refining Inc.	1,815,899	68,732
	PBF Energy Inc. Class A	2,418,228	67,420
	Ensco plc Class A	6,767,393	65,779
*	Energen Corp.	1,083,865	62,506
	Oceaneering International Inc.	2,189,880	61,777
	SemGroup Corp. Class A	1,476,055	61,625
	Superior Energy Services Inc.	3,388,526	57,198
	Murphy Oil Corp.	1,826,497	56,859
*,^	First Solar Inc.	1,740,329	55,847
*	Weatherford International plc	10,953,188	54,656
*	Rowan Cos. plc Class A	2,801,159	52,914
*	Carrizo Oil & Gas Inc.	1,381,652	51,605
*	Matador Resources Co.	1,999,153	51,498
*	Dril-Quip Inc.	839,210	50,395
*	NOW Inc.	2,280,049	46,673
*	Laredo Petroleum Inc.	3,241,427	45,834
*	Oil States International Inc.	1,147,285	44,744
*	MRC Global Inc.	2,021,772	40,961
*	McDermott International Inc.	5,394,723	39,867
*	Denbury Resources Inc.	8,897,225	32,742
*	Forum Energy Technologies Inc.	1,487,891	32,734
	Noble Corp. plc	5,431,918	32,157
*	Unit Corp.	1,156,444	31,074
*,^	Centennial Resource Development Inc. Class A	1,532,549	30,222
	Delek US Holdings Inc.	1,246,726	30,009
	Pattern Energy Group Inc. Class A	1,559,541	29,616
*	SEACOR Holdings Inc.	351,560	25,059
*	Chart Industries Inc.	688,434	24,797
*,^	Diamond Offshore Drilling Inc.	1,378,367	24,397

19

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
^	RPC Inc.	1,214,346	24,056
*	Helix Energy Solutions Group Inc.	2,422,794	21,369
	Archrock Inc.	1,490,647	19,677
^	Atwood Oceanics Inc.	1,374,773	18,051
*	Exterran Corp.	710,702	16,986
*,^	Extraction Oil & Gas Inc.	818,409	16,401
*	Newpark Resources Inc.	1,802,997	13,522
*	TETRA Technologies Inc.	2,375,285	11,924
*,^	Clayton Williams Energy Inc.	97,684	11,650
*,^	Flotek Industries Inc.	1,213,819	11,398
	Green Plains Inc.	409,027	11,391
	Bristow Group Inc.	509,371	10,432
	CVR Energy Inc.	387,788	9,846
*	Cobalt International Energy Inc.	7,948,157	9,697
	Alon USA Energy Inc.	726,161	8,264
*,^	SunPower Corp. Class A	1,246,811	8,241
*	Tesco Corp.	994,494	8,205
*,^	Sanchez Energy Corp.	635,818	5,741
*,^	EP Energy Corp. Class A	861,955	5,646
*	Bill Barrett Corp.	790,041	5,522
*	CARBO Ceramics Inc.	255,471	2,672
*	Eclipse Resources Corp.	881,409	2,353
			3,721,492
Other (0.0%)[2]
*	Dyax Corp. CVR Exp. 12/31/2019	2,940,655	3,264
*	Leap Wireless International Inc. CVR	938,827	2,366
*	Clinical Data CVR	297,875	—
			5,630
Technology (11.6%)
*	Advanced Micro Devices Inc.	17,593,301	199,508
	CDW Corp.	3,587,049	186,849
	Leidos Holdings Inc.	3,357,772	171,716
*	Cadence Design Systems Inc.	6,402,669	161,475
*	CommScope Holding Co. Inc.	4,306,966	160,219
*	Microsemi Corp.	2,560,185	138,173
*	ARRIS International plc	4,235,786	127,624
*	PTC Inc.	2,581,540	119,448
*	ON Semiconductor Corp.	9,311,257	118,812
	CSRA Inc.	3,649,475	116,199
	Teradyne Inc.	4,493,528	114,136
*	NCR Corp.	2,771,286	112,403
	Brocade Communications Systems Inc.	8,984,278	112,214
*	Ultimate Software Group Inc.	615,157	112,174
	SS&C Technologies Holdings Inc.	3,849,663	110,100
*	IAC/InterActiveCorp	1,641,252	106,337
*	Tyler Technologies Inc.	736,081	105,090
*	Fortinet Inc.	3,284,504	98,929
*	Aspen Technology Inc.	1,724,566	94,299
	Computer Sciences Corp.	1,572,242	93,423
*	athenahealth Inc.	881,151	92,671
*	Arista Networks Inc.	940,687	91,030
	Mentor Graphics Corp.	2,415,186	89,096
*	Cavium Inc.	1,421,396	88,752
*	Veeva Systems Inc. Class A	2,146,968	87,382
*	Manhattan Associates Inc.	1,589,687	84,301
	j2 Global Inc.	1,019,441	83,390
	Fair Isaac Corp.	690,932	82,373
*	Guidewire Software Inc.	1,641,420	80,971
	SYNNEX Corp.	666,150	80,617
*	Cirrus Logic Inc.	1,422,668	80,438
*	Teradata Corp.	2,900,762	78,814
*	ViaSat Inc.	1,187,626	78,645
	Cypress Semiconductor Corp.	6,845,540	78,313
	DST Systems Inc.	714,217	76,528

20

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Ciena Corp.	3,111,590	75,954
*	Finisar Corp.	2,461,724	74,516
	MKS Instruments Inc.	1,196,732	71,086
	InterDigital Inc.	766,322	70,004
*	EPAM Systems Inc.	1,084,152	69,722
	Intersil Corp. Class A	3,056,686	68,164
	Blackbaud Inc.	1,062,549	68,003
*	CACI International Inc. Class A	544,932	67,735
*	Integrated Device Technology Inc.	2,847,853	67,095
	Monolithic Power Systems Inc.	818,825	67,086
	Science Applications International Corp.	789,943	66,987
*	Tech Data Corp.	787,147	66,656
*	Proofpoint Inc.	901,375	63,682
	Pitney Bowes Inc.	4,152,460	63,076
*	NetScout Systems Inc.	1,942,605	61,192
*	Medidata Solutions Inc.	1,222,620	60,728
*	Ellie Mae Inc.	711,988	59,579
*,^	Cree Inc.	2,226,421	58,755
*	Silicon Laboratories Inc.	885,620	57,565
*	Entegris Inc.	3,159,159	56,549
*	Tableau Software Inc. Class A	1,289,652	54,359
*	Dycom Industries Inc.	667,544	53,597
*	TiVo Corp.	2,536,531	53,014
	LogMeIn Inc.	540,625	52,197
*	Verint Systems Inc.	1,409,933	49,700
*	Advanced Energy Industries Inc.	886,280	48,524
*	Square Inc.	3,527,983	48,086
*	Tessera Holding Corp.	1,084,915	47,953
*	Nuance Communications Inc.	3,213,466	47,881
*	Cornerstone OnDemand Inc.	1,129,225	47,778
*	ACI Worldwide Inc.	2,619,300	47,540
*	CommVault Systems Inc.	912,660	46,911
*	Lumentum Holdings Inc.	1,209,295	46,739
*	Semtech Corp.	1,468,281	46,324
*	Electronics For Imaging Inc.	1,044,328	45,804
*,^	Paycom Software Inc.	1,006,660	45,793
*	VeriFone Systems Inc.	2,478,065	43,936
*	Allscripts Healthcare Solutions Inc.	4,133,518	42,203
	Power Integrations Inc.	620,300	42,087
*	Viavi Solutions Inc.	5,139,266	42,039
*	Synaptics Inc.	779,464	41,764
*	MicroStrategy Inc. Class A	209,831	41,421
	Plantronics Inc.	749,553	41,046
*	FireEye Inc.	3,438,710	40,921
*	Zendesk Inc.	1,916,008	40,619
*	GoDaddy Inc. Class A	1,132,279	39,573
*	NETGEAR Inc.	701,750	38,140
	Diebold Nixdorf Inc.	1,510,234	37,982
	Cogent Communications Holdings Inc.	914,175	37,801
*	RealPage Inc.	1,257,920	37,738
*	EchoStar Corp. Class A	731,307	37,582
*	Inphi Corp.	829,665	37,020
*	Synchronoss Technologies Inc.	912,268	34,940
*	Rambus Inc.	2,482,867	34,189
*	HubSpot Inc.	715,590	33,633
	NIC Inc.	1,399,737	33,454
	Progress Software Corp.	1,039,698	33,198
*	Gigamon Inc.	727,997	33,160
	CSG Systems International Inc.	684,734	33,141
	Cabot Microelectronics Corp.	523,624	33,077
*	Insight Enterprises Inc.	800,222	32,361
*	Envestnet Inc.	915,852	32,284
*,^	Ubiquiti Networks Inc.	551,091	31,853
*,^	3D Systems Corp.	2,383,801	31,681

21

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
^	Ebix Inc.	510,772	29,140
*,^	2U Inc.	945,821	28,517
	Pegasystems Inc.	771,800	27,785
	West Corp.	1,121,456	27,767
*	BroadSoft Inc.	673,105	27,766
*	Infinera Corp.	3,228,444	27,410
*	Ixia	1,650,340	26,571
*	Mercury Systems Inc.	870,683	26,312
*	RingCentral Inc. Class A	1,221,425	25,161
	Brooks Automation Inc.	1,464,386	24,997
	ADTRAN Inc.	1,088,570	24,330
*	InvenSense Inc.	1,888,621	24,155
*	Super Micro Computer Inc.	857,118	24,042
*	Web.com Group Inc.	1,084,242	22,932
*	ScanSource Inc.	561,577	22,660
*	Bottomline Technologies de Inc.	859,802	21,512
*	New Relic Inc.	756,535	21,372
*	Diodes Inc.	823,421	21,137
*	Shutterstock Inc.	431,678	20,513
*	Amkor Technology Inc.	1,857,732	19,599
*	Cray Inc.	914,956	18,940
*	Lattice Semiconductor Corp.	2,570,199	18,917
	Monotype Imaging Holdings Inc.	926,803	18,397
*,^	Acacia Communications Inc.	292,413	18,057
*	FormFactor Inc.	1,589,374	17,801
*,^	Unisys Corp.	1,122,338	16,779
*,^	Match Group Inc.	947,494	16,202
*	CEVA Inc.	473,168	15,875
*	Quality Systems Inc.	1,182,616	15,551
*,^	Twilio Inc. Class A	537,829	15,516
*	Barracuda Networks Inc.	703,385	15,074
	Syntel Inc.	753,881	14,919
*	Intralinks Holdings Inc.	1,097,866	14,843
*,^	Pure Storage Inc. Class A	1,290,032	14,590
*	Applied Micro Circuits Corp.	1,740,020	14,355
*	Ultratech Inc.	576,237	13,818
*	Endurance International Group Holdings Inc.	1,436,021	13,355
*	Box Inc.	901,384	12,493
*	Blucora Inc.	843,753	12,445
*	Loral Space & Communications Inc.	290,148	11,911
*,^	Gogo Inc.	1,252,249	11,546
*	Nimble Storage Inc.	1,433,732	11,355
*	Actua Corp.	797,680	11,168
*,^	Nutanix Inc.	381,397	10,130
*	Benefitfocus Inc.	334,795	9,943
*	CommerceHub Inc.	640,229	9,623
	Forrester Research Inc.	223,523	9,600
*	LivePerson Inc.	1,181,299	8,919
*	Virtusa Corp.	303,278	7,618
*	Calix Inc.	944,328	7,271
^	Computer Programs & Systems Inc.	285,747	6,744
*	Sonus Networks Inc.	1,057,912	6,665
*,^	Hortonworks Inc.	798,715	6,637
*	Jive Software Inc.	1,402,328	6,100
*	Tangoe Inc.	763,098	6,013
*	Rapid7 Inc.	377,542	4,595
*	CommerceHub Inc. Class A	303,703	4,559
*	Harmonic Inc.	866,212	4,331
*	Blackline Inc.	154,948	4,281
*	Coupa Software Inc.	160,938	4,025
*	ChannelAdvisor Corp.	261,164	3,748
*	Castlight Health Inc. Class B	632,841	3,133
	Comtech Telecommunications Corp.	249,860	2,961
	Systemax Inc.	298,650	2,619

22

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	SecureWorks Corp. Class A	186,425	1,974
*	MobileIron Inc.	446,779	1,675
*	Piksel Inc.	241	—
			7,918,375
Telecommunications (0.4%)
	Telephone & Data Systems Inc.	2,065,119	59,620
	Frontier Communications Corp.	13,097,506	44,270
	Consolidated Communications Holdings Inc.	1,079,074	28,973
*	Vonage Holdings Corp.	4,137,149	28,339
	Cincinnati Bell Inc.	949,214	21,215
	ATN International Inc.	237,437	19,026
*,^	Iridium Communications Inc.	1,833,196	17,599
	Windstream Holdings Inc.	2,160,052	15,833
*,^	Globalstar Inc.	9,567,596	15,117
	Shenandoah Telecommunications Co.	525,504	14,346
	EarthLink Holdings Corp.	2,377,570	13,410
*	United States Cellular Corp.	290,802	12,714
*,^	Intelsat SA	408,040	1,089
			291,551
Utilities (3.6%)
	Westar Energy Inc. Class A	3,166,175	178,414
	UGI Corp.	3,866,213	178,155
	Atmos Energy Corp.	2,322,814	172,237
	Great Plains Energy Inc.	4,807,693	131,490
	Aqua America Inc.	3,960,584	118,976
	National Fuel Gas Co.	1,806,686	102,331
	Vectren Corp.	1,850,488	96,503
	IDACORP Inc.	1,125,822	90,685
	WGL Holdings Inc.	1,142,990	87,187
	NRG Energy Inc.	7,044,193	86,362
	Portland General Electric Co.	1,985,792	86,044
	Hawaiian Electric Industries Inc.	2,423,467	80,144
	ONE Gas Inc.	1,168,062	74,709
	Southwest Gas Corp.	955,333	73,198
	Black Hills Corp.	1,186,780	72,797
	ALLETE Inc.	1,104,467	70,896
	New Jersey Resources Corp.	1,922,389	68,245
	Spire Inc.	968,510	62,517
	NorthWestern Corp.	1,079,217	61,375
	PNM Resources Inc.	1,778,752	61,011
	South Jersey Industries Inc.	1,774,763	59,792
	Avista Corp.	1,435,827	57,419
	MGE Energy Inc.	774,162	50,553
	Ormat Technologies Inc.	886,678	47,544
*	Calpine Corp.	4,017,366	45,918
	El Paso Electric Co.	904,868	42,076
	Northwest Natural Gas Co.	635,120	37,980
	American States Water Co.	824,137	37,548
	California Water Service Group	1,071,170	36,313
	Empire District Electric Co.	993,709	33,875
*	TerraForm Power Inc. Class A	1,947,218	24,944
*	Dynegy Inc.	2,619,244	22,159
*,^	Sunrun Inc.	1,622,396	8,615
*,^	Vivint Solar Inc.	468,860	1,195

			2,459,207
Total Common Stocks (Cost $53,367,847)			69,169,155

23

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2016

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.0%)[1]
Money Market Fund (0.0%)
3,4	Vanguard Market Liquidity Fund	0.823%		10,945,278	1,094,637

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	0.290%	1/5/17	500	500
5	United States Treasury Bill	0.487%	3/16/17	1,300	1,299
5	United States Treasury Bill	0.564%	5/4/17	11,000	10,979
5	United States Treasury Bill	0.652%	5/18/17	2,000	1,995
5,6	United States Treasury Bill	0.608%	5/25/17	3,000	2,993

					17,766

Total Temporary Cash Investments (Cost $1,112,320)					1,112,403

Total Investments (101.2%) (Cost $54,480,167)					70,281,558
Other Assets and Liabilities—Net (-1.2%)[4,5]					(839,929)

Net Assets (100%)					69,441,629

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $689,588,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and
1.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $734,518,000 of collateral received for securities on loan.
5 Securities with a value of $15,290,000 and cash of $1,823,000 have been segregated as initial margin for recently closed futures contracts.
6 Securities with a value of 1,572,000 have been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

24

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)

Common Stocks (99.8%)[1]
Basic Materials (2.5%)
	US Silica Holdings Inc.	990,591	56,147
	Royal Gold Inc.	812,407	51,466
	NewMarket Corp.	118,089	50,051
	Balchem Corp.	394,919	33,142
*	Stillwater Mining Co.	1,508,800	24,307
	KapStone Paper and Packaging Corp.	1,083,562	23,893
*	Platform Specialty Products Corp.	2,425,633	23,795
*	Fairmount Santrol Holdings Inc.	1,944,748	22,929
*	Cambrex Corp.	400,806	21,623
*	Coeur Mining Inc.	2,344,301	21,310
*	Versum Materials Inc.	675,282	18,955
	Minerals Technologies Inc.	217,997	16,840
*	Ingevity Corp.	261,781	14,361
	Hecla Mining Co.	2,459,211	12,886
	Calgon Carbon Corp.	628,336	10,682
	Deltic Timber Corp.	135,788	10,465
*	Ferro Corp.	523,015	7,495
	American Vanguard Corp.	331,036	6,339
			426,686
Consumer Goods (7.7%)
*	Middleby Corp.	715,816	92,204
	Gentex Corp.	3,564,128	70,178
*	Post Holdings Inc.	766,638	61,630
	Brunswick Corp.	1,115,654	60,848
*	Toll Brothers Inc.	1,835,908	56,913
*	Take-Two Interactive Software Inc.	1,076,627	53,067
	Pool Corp.	488,499	50,970
*	TreeHouse Foods Inc.	705,671	50,942
	Carter's Inc.	583,319	50,393
*	Hain Celestial Group Inc.	1,286,725	50,221
*,^	Tempur Sealy International Inc.	612,837	41,845
*	Skechers U.S.A. Inc. Class A	1,660,162	40,807
	B&G Foods Inc.	826,669	36,208
*	Manitowoc Foodservice Inc.	1,722,528	33,296
	Drew Industries Inc.	291,222	31,379
*	Dorman Products Inc.	408,895	29,874
*	Kate Spade & Co.	1,596,958	29,815
	CalAtlantic Group Inc.	867,045	29,488
	Vector Group Ltd.	1,192,939	27,127
*	Blue Buffalo Pet Products Inc.	1,101,459	26,479
	J&J Snack Foods Corp.	185,877	24,802
*	Steven Madden Ltd.	679,204	24,282
*	Zynga Inc. Class A	9,173,905	23,577
*	TRI Pointe Group Inc.	1,796,008	20,618
	WD-40 Co.	167,931	19,631
*	iRobot Corp.	321,495	18,791
*,^	Boston Beer Co. Inc. Class A	108,499	18,429
	Lancaster Colony Corp.	119,507	16,897
*	Meritage Homes Corp.	472,584	16,446
*	Gentherm Inc.	453,917	15,365
*,^	Wayfair Inc.	431,742	15,133
	Interface Inc. Class A	806,735	14,965
*,^	Fitbit Inc. Class A	1,800,654	13,181
	MDC Holdings Inc.	511,149	13,116
*	Select Comfort Corp.	561,033	12,691
	Oxford Industries Inc.	187,237	11,259
*	Deckers Outdoor Corp.	199,119	11,029
	Coca-Cola Bottling Co. Consolidated	57,608	10,303
	Columbia Sportswear Co.	173,167	10,096
*,^	GoPro Inc. Class A	1,042,638	9,081
*	USANA Health Sciences Inc.	137,312	8,403

25

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
^	National Beverage Corp.	145,798	7,447
	AdvancePierre Foods Holdings Inc.	239,845	7,143
*	G-III Apparel Group Ltd.	241,388	7,135
*	Acushnet Holdings Corp.	275,829	5,437
*	elf Beauty Inc.	140,351	4,062
*	Revlon Inc. Class A	132,740	3,869
	Phibro Animal Health Corp. Class A	116,702	3,419
*,^	Amplify Snack Brands Inc.	376,082	3,313
*	Tesla Motors Inc.	55	12
			1,293,616
Consumer Services (14.3%)
	Domino's Pizza Inc.	598,103	95,242
*	Burlington Stores Inc.	878,184	74,426
	Vail Resorts Inc.	451,394	72,814
*	Copart Inc.	1,210,822	67,092
*	VCA Inc.	958,856	65,825
	Sabre Corp.	2,440,107	60,881
	Dunkin' Brands Group Inc.	1,141,067	59,838
	Casey's General Stores Inc.	487,288	57,929
*	Panera Bread Co. Class A	271,585	55,699
	Dick's Sporting Goods Inc.	1,039,058	55,174
	Six Flags Entertainment Corp.	916,086	54,929
*	Sally Beauty Holdings Inc.	1,792,469	47,357
	Jack in the Box Inc.	402,693	44,957
*	Live Nation Entertainment Inc.	1,647,486	43,823
*	Madison Square Garden Co. Class A	242,045	41,513
	Rollins Inc.	1,220,667	41,234
*	GrubHub Inc.	1,065,736	40,093
*	Cabela's Inc.	682,194	39,942
*	Bright Horizons Family Solutions Inc.	554,992	38,861
*	AMC Networks Inc. Class A	733,905	38,413
	Texas Roadhouse Inc. Class A	790,343	38,126
*	Hawaiian Holdings Inc.	631,960	36,022
*	Pandora Media Inc.	2,760,025	35,991
*	Buffalo Wild Wings Inc.	226,675	34,999
*	Grand Canyon Education Inc.	589,767	34,472
*	Yelp Inc. Class A	879,270	33,527
*	Lions Gate Entertainment Corp. Class B	1,306,924	32,072
*	Sprouts Farmers Market Inc.	1,683,560	31,853
	Cheesecake Factory Inc.	531,529	31,828
*	ServiceMaster Global Holdings Inc.	838,997	31,605
*	Dave & Buster's Entertainment Inc.	523,959	29,499
	Papa John's International Inc.	344,560	29,487
*	Michaels Cos. Inc.	1,388,993	28,405
	Allegiant Travel Co. Class A	164,827	27,427
*	Five Below Inc.	683,493	27,312
*	Urban Outfitters Inc.	940,879	26,796
*	Liberty Expedia Holdings Inc. Class A	673,124	26,703
*	Media General Inc.	1,368,134	25,762
	PriceSmart Inc.	302,601	25,267
*	Spirit Airlines Inc.	431,923	24,991
	Churchill Downs Inc.	165,540	24,906
	Choice Hotels International Inc.	419,445	23,510
	Nexstar Broadcasting Group Inc. Class A	363,598	23,016
*,^	WebMD Health Corp.	451,921	22,402
*	Sotheby's	561,148	22,367
*,^	Stamps.com Inc.	191,272	21,929
	Monro Muffler Brake Inc.	382,543	21,881
	Marriott Vacations Worldwide Corp.	252,425	21,418
*	Shutterfly Inc.	402,182	20,181
*	Groupon Inc. Class A	5,343,651	17,741
	Red Rock Resorts Inc. Class A	759,209	17,606
*	Liberty Media Corp-Liberty Media	553,553	17,343
*,^	Ollie's Bargain Outlet Holdings Inc.	600,675	17,089

26

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	comScore Inc.	529,129	16,710
*	Lions Gate Entertainment Corp. Class A	602,160	16,198
	Morningstar Inc.	213,997	15,742
*	Popeyes Louisiana Kitchen Inc.	257,584	15,579
*,^	RH	483,194	14,834
*	Etsy Inc.	1,220,858	14,382
*	Belmond Ltd. Class A	1,074,647	14,347
*	Ascena Retail Group Inc.	2,310,722	14,303
	Sonic Corp.	482,723	12,797
	ILG Inc.	704,288	12,797
*	Liberty TripAdvisor Holdings Inc. Class A	849,147	12,780
	Planet Fitness Inc. Class A	603,948	12,139
	AMC Entertainment Holdings Inc.	360,370	12,126
	National CineMedia Inc.	774,400	11,407
	ClubCorp Holdings Inc.	772,879	11,091
	Wingstop Inc.	356,690	10,554
*	Hibbett Sports Inc.	272,797	10,175
*	BJ's Restaurants Inc.	245,322	9,641
*	Pinnacle Entertainment Inc.	656,106	9,514
*	Caesars Acquisition Co. Class A	686,436	9,267
*	Scientific Games Corp. Class A	652,012	9,128
*	Fiesta Restaurant Group Inc.	300,304	8,964
*	Shake Shack Inc. Class A	247,508	8,858
*	Quotient Technology Inc.	819,278	8,807
*	Liberty Media Corp-Liberty Media Class A	272,096	8,530
*	SiteOne Landscape Supply Inc.	245,303	8,519
*	Francesca's Holdings Corp.	470,550	8,484
*	Tile Shop Holdings Inc.	421,247	8,235
*,^	TrueCar Inc.	643,326	8,042
^	World Wrestling Entertainment Inc. Class A	429,538	7,904
*	Diplomat Pharmacy Inc.	542,596	6,837
*	EW Scripps Co. Class A	352,231	6,809
*	Penn National Gaming Inc.	466,564	6,434
	Blue Nile Inc.	131,546	5,345
*,^	Lumber Liquidators Holdings Inc.	323,017	5,084
	New Media Investment Group Inc.	312,379	4,995
*	Global Eagle Entertainment Inc.	646,311	4,175
*	Potbelly Corp.	318,148	4,104
*	Clean Energy Fuels Corp.	1,429,433	4,088
*	Angie's List Inc.	486,415	4,003
*	Habit Restaurants Inc. Class A	227,835	3,930
*	Bojangles' Inc.	207,610	3,872
*,^	El Pollo Loco Holdings Inc.	266,740	3,281
*,^	Caesars Entertainment Corp.	371,063	3,154
*	Biglari Holdings Inc.	5,768	2,729
*,^	Party City Holdco Inc.	185,435	2,633
*	Trade Desk Inc. Class A	66,576	1,842
			2,394,744
Financials (22.2%)
*	SVB Financial Group	647,935	111,225
*	Signature Bank	645,424	96,943
	Regency Centers Corp.	1,299,953	89,632
	Kilroy Realty Corp.	1,147,806	84,042
	American Campus Communities Inc.	1,643,335	81,789
	WP Carey Inc.	1,322,139	78,125
	Bank of the Ozarks Inc.	1,431,695	75,293
	CBOE Holdings Inc.	1,011,182	74,716
	Gaming and Leisure Properties Inc.	2,413,887	73,913
	Lamar Advertising Co. Class A	1,028,933	69,185
	Equity LifeStyle Properties Inc.	955,021	68,857
	Douglas Emmett Inc.	1,790,492	65,460
	Spirit Realty Capital Inc.	6,015,371	65,327
	MarketAxess Holdings Inc.	444,045	65,239
	Sun Communities Inc.	817,554	62,633

27

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	CubeSmart	2,239,495	59,951
	DDR Corp.	3,872,625	59,135
*	Western Alliance Bancorp	1,176,270	57,296
	American Homes 4 Rent Class A	2,662,108	55,851
	DCT Industrial Trust Inc.	1,132,216	54,210
	Hudson Pacific Properties Inc.	1,534,148	53,358
	Healthcare Trust of America Inc. Class A	1,762,913	51,318
	Investors Bancorp Inc.	3,661,016	51,071
*	Howard Hughes Corp.	446,675	50,966
	Life Storage Inc.	577,069	49,201
	Medical Properties Trust Inc.	3,983,387	48,996
	Gramercy Property Trust	5,263,951	48,323
	STORE Capital Corp.	1,938,991	47,912
*	Texas Capital Bancshares Inc.	609,591	47,792
	Communications Sales & Leasing Inc.	1,840,902	46,777
*,^	Zillow Group Inc.	1,278,820	46,639
	CyrusOne Inc.	988,055	44,196
	Healthcare Realty Trust Inc.	1,441,252	43,699
	Tanger Factory Outlet Centers Inc.	1,194,809	42,750
	Home BancShares Inc.	1,487,122	41,297
	PacWest Bancorp	748,863	40,768
	Education Realty Trust Inc.	910,878	38,530
	Omega Healthcare Investors Inc.	1,214,854	37,976
	Cousins Properties Inc.	4,412,845	37,553
*	Liberty Ventures Class A	1,010,316	37,250
	Equity One Inc.	1,174,656	36,050
	Paramount Group Inc.	2,202,841	35,223
	Urban Edge Properties	1,242,552	34,183
	Ryman Hospitality Properties Inc.	540,167	34,036
	CoreSite Realty Corp.	422,067	33,499
	NorthStar Asset Management Group Inc.	2,233,882	33,330
	Acadia Realty Trust	1,005,576	32,862
	Physicians Realty Trust	1,689,549	32,034
	Forest City Realty Trust Inc. Class A	1,503,819	31,340
	Retail Opportunity Investments Corp.	1,362,299	28,785
	Evercore Partners Inc. Class A	411,965	28,302
*	Essent Group Ltd.	869,720	28,153
	PS Business Parks Inc.	236,519	27,559
	Hilltop Holdings Inc.	921,242	27,453
	Colony Starwood Homes	948,091	27,314
	FirstCash Inc.	573,505	26,955
	Pebblebrook Hotel Trust	897,260	26,693
	Alexander & Baldwin Inc.	579,557	26,005
*	Blackhawk Network Holdings Inc.	688,890	25,954
	QTS Realty Trust Inc. Class A	494,874	24,570
	Kite Realty Group Trust	1,040,104	24,422
	Financial Engines Inc.	654,527	24,054
*	HealthEquity Inc.	584,690	23,692
*,^	Zillow Group Inc. Class A	640,209	23,336
*	LendingClub Corp.	4,423,029	23,221
	Kennedy-Wilson Holdings Inc.	1,130,146	23,168
*	Eagle Bancorp Inc.	377,325	22,998
	STAG Industrial Inc.	942,411	22,495
*,^	Credit Acceptance Corp.	101,364	22,048
*	FCB Financial Holdings Inc. Class A	457,184	21,808
	LegacyTexas Financial Group Inc.	506,275	21,800
	Outfront Media Inc.	860,496	21,401
	Simmons First National Corp. Class A	331,789	20,621
	Pinnacle Financial Partners Inc.	273,608	18,961
	Sabra Health Care REIT Inc.	771,725	18,846
	Corporate Office Properties Trust	590,967	18,450
	Ramco-Gershenson Properties Trust	986,113	16,350
	WisdomTree Investments Inc.	1,447,266	16,123
	Kearny Financial Corp.	992,655	15,436

28

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Colony Capital Inc. Class A	673,186	13,632
	HFF Inc. Class A	449,002	13,582
	TFS Financial Corp.	703,565	13,396
	FelCor Lodging Trust Inc.	1,624,412	13,012
	Capital Bank Financial Corp.	327,666	12,861
	NRG Yield Inc.	779,066	12,309
	CareTrust REIT Inc.	789,021	12,088
	Washington Prime Group Inc.	1,149,635	11,968
	Towne Bank	347,035	11,539
*	Parkway Inc.	517,969	11,525
*	St. Joe Co.	599,617	11,393
*,^	Black Knight Financial Services Inc. Class A	300,062	11,342
	Monogram Residential Trust Inc.	1,035,163	11,200
	Alexander's Inc.	25,334	10,814
	ServisFirst Bancshares Inc.	277,381	10,385
	American Assets Trust Inc.	240,704	10,370
*,^	BofI Holding Inc.	353,504	10,093
	New Senior Investment Group Inc.	1,019,135	9,977
	National Bank Holdings Corp. Class A	306,118	9,762
	Chesapeake Lodging Trust	373,038	9,647
	Yadkin Financial Corp.	262,862	9,006
	Urstadt Biddle Properties Inc. Class A	368,074	8,874
	BNC Bancorp	275,702	8,795
	Moelis & Co. Class A	258,539	8,764
	Cohen & Steers Inc.	260,218	8,743
*	Third Point Reinsurance Ltd.	726,145	8,387
	Greenhill & Co. Inc.	290,294	8,041
	InfraREIT Inc.	441,335	7,904
*	OneMain Holdings Inc. Class A	334,536	7,407
	Silver Bay Realty Trust Corp.	401,213	6,877
	Altisource Residential Corp.	601,681	6,643
	NRG Yield Inc. Class A	429,175	6,592
*	Ocwen Financial Corp.	1,154,032	6,220
	Northfield Bancorp Inc.	259,048	5,173
*	Marcus & Millichap Inc.	190,677	5,095
*	Tejon Ranch Co.	182,478	4,640
*	PennyMac Financial Services Inc. Class A	252,304	4,201
*,^	Nationstar Mortgage Holdings Inc.	181,511	3,278
*	NewStar Financial Inc.	329,180	3,045
	Houlihan Lokey Inc.	76,858	2,392
*	On Deck Capital Inc.	491,283	2,275
*,^	Altisource Portfolio Solutions SA	76,126	2,024
	RMR Group Inc. Class A	40,769	1,610
	Associated Capital Group Inc. Class A	28,146	925
			3,722,530
Health Care (13.1%)
*	Align Technology Inc.	892,143	85,762
*	MEDNAX Inc.	1,164,869	77,650
	West Pharmaceutical Services Inc.	910,382	77,228
*,^	Ionis Pharmaceuticals Inc.	1,507,711	72,114
*	DexCom Inc.	1,051,451	62,772
*	ABIOMED Inc.	512,603	57,760
*	Exelixis Inc.	3,563,163	53,127
	Bio-Techne Corp.	464,858	47,801
*	PAREXEL International Corp.	663,315	43,593
*	NuVasive Inc.	626,916	42,229
*	Neurocrine Biosciences Inc.	1,081,575	41,857
*	Catalent Inc.	1,476,066	39,795
*,^	OPKO Health Inc.	4,172,034	38,800
*	Masimo Corp.	555,977	37,473
*	Team Health Holdings Inc.	834,465	36,258
	STERIS plc	530,493	35,750
*,^	ACADIA Pharmaceuticals Inc.	1,206,399	34,793
	Healthcare Services Group Inc.	857,547	33,590

29

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	INC Research Holdings Inc. Class A	633,937	33,345
	Cantel Medical Corp.	415,979	32,758
*	Horizon Pharma plc	2,007,854	32,487
*	Ultragenyx Pharmaceutical Inc.	457,898	32,195
*	TESARO Inc.	232,802	31,307
*	Bluebird Bio Inc.	505,466	31,187
*	Seattle Genetics Inc.	572,879	30,231
*	Wright Medical Group NV	1,288,257	29,604
*	Neogen Corp.	446,277	29,454
*,^	Acadia Healthcare Co. Inc.	871,660	28,852
*	Medicines Co.	837,422	28,422
	Bruker Corp.	1,296,032	27,450
*	PRA Health Sciences Inc.	497,215	27,407
*,^	ARIAD Pharmaceuticals Inc.	2,177,065	27,083
*	Insulet Corp.	715,284	26,952
*	ICU Medical Inc.	182,686	26,919
*	Ironwood Pharmaceuticals Inc. Class A	1,631,829	24,951
*	Akorn Inc.	1,092,667	23,853
*,^	Ligand Pharmaceuticals Inc.	234,375	23,815
*	Nektar Therapeutics Class A	1,901,329	23,329
*,^	Nevro Corp.	304,883	22,153
*,^	Intercept Pharmaceuticals Inc.	201,050	21,844
*	NxStage Medical Inc.	807,706	21,170
*	Globus Medical Inc.	852,183	21,143
*,^	Penumbra Inc.	315,741	20,144
*	HMS Holdings Corp.	1,056,013	19,177
*,^	Radius Health Inc.	483,472	18,386
*	Exact Sciences Corp.	1,347,699	18,005
*	Sarepta Therapeutics Inc.	645,803	17,714
*,^	Agios Pharmaceuticals Inc.	417,771	17,434
*	Alnylam Pharmaceuticals Inc.	454,828	17,029
*,^	Intrexon Corp.	666,119	16,187
*,^	Theravance Biopharma Inc.	484,235	15,437
*	AMAG Pharmaceuticals Inc.	427,441	14,875
*	Pacira Pharmaceuticals Inc.	444,083	14,344
*	Emergent BioSolutions Inc.	428,632	14,076
	Abaxis Inc.	265,921	14,033
*,^	Halozyme Therapeutics Inc.	1,375,643	13,591
*	FibroGen Inc.	627,044	13,419
*	Amedisys Inc.	313,274	13,355
*	Haemonetics Corp.	322,466	12,963
*	Air Methods Corp.	406,402	12,944
	Analogic Corp.	153,849	12,762
*	Momenta Pharmaceuticals Inc.	837,357	12,602
*	Puma Biotechnology Inc.	388,836	11,937
*,^	Alder Biopharmaceuticals Inc.	530,545	11,035
*	Acorda Therapeutics Inc.	572,226	10,758
*,^	Innoviva Inc.	944,513	10,106
*	Luminex Corp.	493,946	9,993
*	Zeltiq Aesthetics Inc.	223,171	9,712
*,^	Juno Therapeutics Inc.	492,662	9,287
	Meridian Bioscience Inc.	496,166	8,782
*,^	Lannett Co. Inc.	390,507	8,611
*	Glaukos Corp.	249,831	8,569
*	Five Prime Therapeutics Inc.	167,595	8,398
*	Avexis Inc.	172,878	8,251
*	HealthStream Inc.	319,156	7,995
*	Orthofix International NV	210,117	7,602
*	Spark Therapeutics Inc.	143,228	7,147
*,^	Lexicon Pharmaceuticals Inc.	516,409	7,142
*	Quidel Corp.	328,065	7,027
*	Merit Medical Systems Inc.	264,774	7,017
*	Depomed Inc.	382,101	6,885
*	Genomic Health Inc.	230,899	6,786

30

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Natus Medical Inc.	193,913	6,748
	Ensign Group Inc.	301,944	6,706
*,^	Merrimack Pharmaceuticals Inc.	1,528,093	6,235
*	Epizyme Inc.	514,090	6,220
*	Achillion Pharmaceuticals Inc.	1,472,362	6,081
*	Impax Laboratories Inc.	458,600	6,076
*,^	Keryx Biopharmaceuticals Inc.	1,007,266	5,903
*,^	TherapeuticsMD Inc.	975,528	5,629
*	Endologix Inc.	977,522	5,591
*	Insmed Inc.	393,439	5,205
*,^	Teladoc Inc.	314,225	5,185
*	Acceleron Pharma Inc.	188,690	4,815
*	Healthways Inc.	203,942	4,640
*	CorVel Corp.	124,082	4,541
*	Accuray Inc.	976,404	4,491
*	Amicus Therapeutics Inc.	882,978	4,388
*	Arena Pharmaceuticals Inc.	3,087,143	4,384
*,^	Aduro Biotech Inc.	379,412	4,325
*,^	Novavax Inc.	3,416,088	4,304
*	Novocure Ltd.	546,568	4,291
*,^	ZIOPHARM Oncology Inc.	745,938	3,991
*	Surgery Partners Inc.	244,978	3,883
*	Natera Inc.	328,543	3,847
*,^	Editas Medicine Inc.	229,478	3,724
*	Medpace Holdings Inc.	101,026	3,644
*	Spectrum Pharmaceuticals Inc.	806,278	3,572
*,^	ConforMIS Inc.	425,761	3,449
*,^	Insys Therapeutics Inc.	361,846	3,329
*	American Renal Associates Holdings Inc.	134,102	2,854
*	Seres Therapeutics Inc.	250,428	2,479
*	Intellia Therapeutics Inc.	156,345	2,050
*,^	MannKind Corp.	1,930,123	1,229
*,^	Adeptus Health Inc. Class A	81,319	621
*	Wright Medical Group Inc. CVR	165,303	218
			2,202,428
Industrials (18.9%)
*	HD Supply Holdings Inc.	2,495,741	106,094
	AO Smith Corp.	1,837,471	87,004
	Jack Henry & Associates Inc.	971,632	86,261
	Lennox International Inc.	508,661	77,912
*	CoStar Group Inc.	405,369	76,408
*	Old Dominion Freight Line Inc.	871,648	74,779
*	Berry Plastics Group Inc.	1,512,717	73,715
	Toro Co.	1,291,832	72,278
	Nordson Corp.	604,712	67,758
	Cognex Corp.	1,013,634	64,487
*	XPO Logistics Inc.	1,379,086	59,521
	Hexcel Corp.	1,141,294	58,708
	Graco Inc.	693,650	57,635
	Eagle Materials Inc.	569,863	56,149
*	Zebra Technologies Corp.	623,721	53,490
*	WEX Inc.	478,361	53,385
*	Genesee & Wyoming Inc. Class A	762,454	52,922
	Packaging Corp. of America	586,020	49,706
	Woodward Inc.	690,582	47,685
	Watsco Inc.	321,330	47,595
	MAXIMUS Inc.	807,086	45,027
*	Euronet Worldwide Inc.	616,840	44,678
	National Instruments Corp.	1,445,888	44,562
	Landstar System Inc.	520,177	44,371
*	Genpact Ltd.	1,750,225	42,600
	Littelfuse Inc.	280,608	42,588
*	IPG Photonics Corp.	429,349	42,381
	Air Lease Corp. Class A	1,215,149	41,716

31

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Coherent Inc.	302,684	41,584
*	Keysight Technologies Inc.	1,056,790	38,647
*	Clean Harbors Inc.	643,846	35,830
*	TransUnion	1,137,699	35,189
	HEICO Corp. Class A	510,368	34,654
*	WageWorks Inc.	455,608	33,032
*,^	USG Corp.	1,091,383	31,519
*	Cardtronics plc Class A	563,703	30,761
	FLIR Systems Inc.	847,440	30,669
*	Itron Inc.	476,415	29,943
	John Bean Technologies Corp.	345,072	29,659
*	Universal Display Corp.	526,386	29,636
	Mueller Industries Inc.	713,737	28,521
*	Summit Materials Inc. Class A	1,160,285	27,603
*,^	Cimpress NV	295,364	27,058
	Knight Transportation Inc.	797,594	26,360
*	On Assignment Inc.	592,712	26,174
*	RBC Bearings Inc.	280,713	26,053
	Mueller Water Products Inc. Class A	1,912,474	25,455
*	LifeLock Inc.	1,058,183	25,312
	CLARCOR Inc.	303,797	25,054
*	Masonite International Corp.	373,371	24,568
	CEB Inc.	401,249	24,316
*	Trex Co. Inc.	365,964	23,568
*	AMN Healthcare Services Inc.	598,820	23,025
	Covanta Holding Corp.	1,462,945	22,822
	Simpson Manufacturing Co. Inc.	503,831	22,043
*,^	Ambarella Inc.	387,379	20,969
	AZZ Inc.	324,370	20,727
*	Headwaters Inc.	878,498	20,662
*	ExlService Holdings Inc.	396,945	20,022
*	II-VI Inc.	660,279	19,577
	Apogee Enterprises Inc.	360,571	19,312
	Franklin Electric Co. Inc.	491,041	19,102
*	MACOM Technology Solutions Holdings Inc.	401,601	18,586
	Exponent Inc.	302,443	18,237
	Methode Electronics Inc.	437,190	18,078
	Forward Air Corp.	380,813	18,043
*	OSI Systems Inc.	225,457	17,162
*	Rogers Corp.	223,213	17,145
*	Hub Group Inc. Class A	391,881	17,145
*	TopBuild Corp.	472,797	16,832
*	Louisiana-Pacific Corp.	887,725	16,805
*	Advisory Board Co.	501,308	16,668
	AAON Inc.	491,343	16,239
	Tennant Co.	218,957	15,590
*	Proto Labs Inc.	296,298	15,215
	HEICO Corp.	193,282	14,912
*,^	Smith & Wesson Holding Corp.	702,996	14,819
*	Veeco Instruments Inc.	504,907	14,718
*	Imperva Inc.	369,357	14,183
*	Team Inc.	347,703	13,647
*	TriNet Group Inc.	512,443	13,129
	Badger Meter Inc.	343,155	12,680
	Primoris Services Corp.	514,055	11,710
	Heartland Express Inc.	568,399	11,573
*	Continental Building Products Inc.	496,272	11,464
	Sun Hydraulics Corp.	284,064	11,354
	Raven Industries Inc.	448,699	11,307
*	DigitalGlobe Inc.	385,985	11,058
*	Armstrong World Industries Inc.	256,746	10,732
*	Paylocity Holding Corp.	318,623	9,562
	Lindsay Corp.	125,289	9,348
	Advanced Drainage Systems Inc.	447,910	9,227

32

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	EnPro Industries Inc.	132,456	8,922
	Quanex Building Products Corp.	430,439	8,738
	Mobile Mini Inc.	275,886	8,346
	Albany International Corp.	179,264	8,300
*	TASER International Inc.	324,504	7,866
*	Thermon Group Holdings Inc.	406,101	7,752
	Comfort Systems USA Inc.	230,809	7,686
*,^	Inovalon Holdings Inc. Class A	743,407	7,657
*	FARO Technologies Inc.	206,842	7,446
*	Aerovironment Inc.	261,157	7,007
	Gorman-Rupp Co.	213,461	6,607
	Sturm Ruger & Co. Inc.	117,727	6,204
*	Evolent Health Inc. Class A	391,472	5,794
*	InnerWorkings Inc.	583,182	5,744
*	Builders FirstSource Inc.	518,219	5,685
*	Mistras Group Inc.	217,340	5,581
*	Multi Packaging Solutions International Ltd.	388,682	5,543
	Griffon Corp.	209,547	5,490
*	Bazaarvoice Inc.	939,219	4,555
*	Ply Gem Holdings Inc.	257,584	4,186
*	Advanced Disposal Services Inc.	182,985	4,066
*	Donnelley Financial Solutions Inc.	161,760	3,717
*	Armstrong Flooring Inc.	150,378	2,994
*	Astronics Corp.	88,187	2,984
*	Roadrunner Transportation Systems Inc.	190,394	1,978
*	Astronics Corp. Class B	33,227	1,120
			3,169,977
Oil & Gas (4.8%)
*	Diamondback Energy Inc.	1,101,821	111,350
*	Newfield Exploration Co.	2,474,237	100,207
*	Parsley Energy Inc. Class A	2,010,705	70,857
*	Southwestern Energy Co.	6,163,309	66,687
*	RSP Permian Inc.	1,263,249	56,366
*	PDC Energy Inc.	699,882	50,797
	Patterson-UTI Energy Inc.	1,750,110	47,113
*	Rice Energy Inc.	2,017,988	43,084
*	Gulfport Energy Corp.	1,923,174	41,617
*	Callon Petroleum Co.	2,503,223	38,475
*	Carrizo Oil & Gas Inc.	770,439	28,776
*	Matador Resources Co.	1,114,793	28,717
	SM Energy Co.	600,810	20,716
	Pattern Energy Group Inc. Class A	869,838	16,518
*	SEACOR Holdings Inc.	193,866	13,819
^	RPC Inc.	674,836	13,368
*	Laredo Petroleum Inc.	900,619	12,735
*	Extraction Oil & Gas Inc.	455,329	9,125
*	Centennial Resource Development Inc.Class A	423,587	8,353
*	Newpark Resources Inc.	997,980	7,485
*,^	Clayton Williams Energy Inc.	54,301	6,476
*,^	Flotek Industries Inc.	669,963	6,291
*	Cobalt International Energy Inc.	4,436,161	5,412
*	Sanchez Energy Corp.	349,251	3,154
*	Bill Barrett Corp.	444,596	3,108
*	Eclipse Resources Corp.	487,291	1,301
			811,907
Other (0.0%)[2]
*	Dyax Corp.	1,798,309	1,996
*	Clinical Data Contingent Value Rights	132,154	—
			1,996
Technology (15.7%)
*	Cadence Design Systems Inc.	3,566,917	89,958
*	PTC Inc.	1,438,088	66,540
*	Ultimate Software Group Inc.	342,715	62,494

33

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	SS&C Technologies Holdings Inc.	2,144,417	61,330
*	IAC/InterActiveCorp	914,293	59,237
*	Tyler Technologies Inc.	410,061	58,544
*	Advanced Micro Devices Inc.	4,900,063	55,567
*	Fortinet Inc.	1,829,578	55,107
*	Aspen Technology Inc.	960,603	52,526
*	athenahealth Inc.	490,752	51,612
*	Arista Networks Inc.	523,925	50,700
*	Cavium Inc.	791,759	49,437
*	Veeva Systems Inc. Class A	1,195,932	48,674
*	Manhattan Associates Inc.	885,486	46,957
	j2 Global Inc.	567,671	46,435
	Fair Isaac Corp.	385,418	45,950
*	Guidewire Software Inc.	914,209	45,098
*	ViaSat Inc.	662,300	43,857
*	Ciena Corp.	1,734,997	42,351
*	Finisar Corp.	1,372,562	41,547
	MKS Instruments Inc.	666,507	39,591
	InterDigital Inc.	426,895	38,997
*	EPAM Systems Inc.	604,109	38,850
	Blackbaud Inc.	592,456	37,917
*	Integrated Device Technology Inc.	1,585,516	37,355
	Monolithic Power Systems Inc.	455,218	37,296
*,^	Proofpoint Inc.	502,649	35,512
*	NetScout Systems Inc.	1,081,842	34,078
*	Medidata Solutions Inc.	681,480	33,849
*	Ellie Mae Inc.	397,475	33,261
*	Silicon Laboratories Inc.	494,105	32,117
*	Entegris Inc.	1,759,658	31,498
*	Tableau Software Inc. Class A	719,146	30,312
*	Dycom Industries Inc.	372,201	29,884
	LogMeIn Inc.	301,515	29,111
*	Advanced Energy Industries Inc.	493,848	27,038
*	Square Inc.	1,967,438	26,816
*	Tessera Holding Corp.	604,135	26,703
*	Cornerstone OnDemand Inc.	629,969	26,654
*	ACI Worldwide Inc.	1,460,726	26,512
*	CommVault Systems Inc.	507,739	26,098
*	Lumentum Holdings Inc.	674,144	26,056
*,^	Paycom Software Inc.	561,615	25,548
*	Electronics For Imaging Inc.	581,822	25,519
*	Allscripts Healthcare Solutions Inc.	2,305,774	23,542
	Power Integrations Inc.	344,289	23,360
*	Synaptics Inc.	434,911	23,303
*	MicroStrategy Inc. Class A	117,095	23,115
*	FireEye Inc.	1,918,594	22,831
	Plantronics Inc.	414,933	22,722
*	Zendesk Inc.	1,066,793	22,616
*	Cirrus Logic Inc.	396,808	22,436
*	GoDaddy Inc. Class A	632,395	22,102
	Cogent Communications Holdings Inc.	510,425	21,106
*	RealPage Inc.	702,489	21,075
*	Inphi Corp.	462,541	20,639
*	Synchronoss Technologies Inc.	508,706	19,483
*	Rambus Inc.	1,377,789	18,972
*	HubSpot Inc.	399,779	18,790
	NIC Inc.	781,782	18,685
*	Gigamon Inc.	405,489	18,470
*	Envestnet Inc.	509,580	17,963
*,^	Ubiquiti Networks Inc.	306,989	17,744
*,^	3D Systems Corp.	1,331,372	17,694
*	2U Inc.	527,415	15,902
*	BroadSoft Inc.	375,253	15,479
	Pegasystems Inc.	427,374	15,385

34

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Infinera Corp.	1,801,687	15,296
*	Mercury Systems Inc.	484,864	14,653
*	RingCentral Inc. Class A	677,795	13,963
*	InvenSense Inc.	1,049,594	13,424
	ADTRAN Inc.	600,594	13,423
*	Super Micro Computer Inc.	476,337	13,361
*	Bottomline Technologies de Inc.	477,819	11,955
*	New Relic Inc.	420,492	11,879
*	Diodes Inc.	455,073	11,682
*,^	Shutterstock Inc.	239,704	11,391
*	Lattice Semiconductor Corp.	1,428,322	10,512
*	Cray Inc.	505,620	10,466
	Monotype Imaging Holdings Inc.	521,384	10,349
*,^	Acacia Communications Inc.	162,582	10,039
*	CEVA Inc.	265,800	8,918
*,^	Twilio Inc. Class A	298,947	8,625
*	Intralinks Holdings Inc.	616,562	8,336
*	Barracuda Networks Inc.	387,032	8,294
	Syntel Inc.	417,383	8,260
*,^	Pure Storage Inc. Class A	718,979	8,132
*	Applied Micro Circuits Corp.	966,146	7,971
*	Ultratech Inc.	321,077	7,699
*	Endurance International Group Holdings Inc.	800,680	7,446
*	Ixia	458,722	7,385
*	Box Inc.	500,994	6,944
*	Loral Space & Communications Inc.	161,557	6,632
*,^	Gogo Inc.	695,724	6,415
*	Nimble Storage Inc.	801,639	6,349
*	Actua Corp.	449,510	6,293
*,^	Nutanix Inc.	212,175	5,635
*	Benefitfocus Inc.	186,154	5,529
*	CommerceHub Inc.	361,999	5,441
	Forrester Research Inc.	125,973	5,411
*	FormFactor Inc.	450,037	5,040
*	LivePerson Inc.	658,325	4,970
*	Virtusa Corp.	170,271	4,277
*	Calix Inc.	523,207	4,029
*,^	Hortonworks Inc.	450,904	3,747
*	Jive Software Inc.	783,317	3,407
*	Rapid7 Inc.	210,859	2,566
*	CommerceHub Inc. Class A	169,357	2,542
*	Blackline Inc.	86,202	2,382
*	ChannelAdvisor Corp.	147,520	2,117
^	Computer Programs & Systems Inc.	79,760	1,882
*	Sonus Networks Inc.	291,536	1,837
*	Castlight Health Inc. Class B	357,701	1,771
*	Harmonic Inc.	242,204	1,211
*	SecureWorks Corp. Class A	99,326	1,052
*	MobileIron Inc.	276,938	1,039
			2,645,884
Telecommunications (0.3%)
	Cincinnati Bell Inc.	521,513	11,656
	ATN International Inc.	130,173	10,431
*,^	Globalstar Inc.	5,365,959	8,478
	Shenandoah Telecommunications Co.	288,311	7,871
	Windstream Holdings Inc.	594,462	4,357
			42,793
Utilities (0.3%)
	Ormat Technologies Inc.	494,261	26,503
*	TerraForm Power Inc. Class A	1,078,541	13,816
*	Dynegy Inc.	1,455,586	12,314
*,^	Sunrun Inc.	907,355	4,818

35

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2016

					Market
					Value
				Shares	($000)
*,^	Vivint Solar Inc.			278,910	711
					58,162
Total Common Stocks (Cost $13,465,023)					16,770,723

		Coupon
Temporary Cash Investments (1.9%)[1]
Money Market Fund (1.9%)
3,4	Vanguard Market Liquidity Fund	0.823%		3,084,955	308,527

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	0.287%-0.290%	1/5/17	1,000	1,000
5	United States Treasury Bill	0.487%	3/16/17	600	599
5	United States Treasury Bill	0.564%	5/4/17	1,000	998
	United States Treasury Bill	0.574%	5/11/17	2,000	1,996
					4,593
Total Temporary Cash Investments (Cost $313,099)					313,120
Total Investments (101.7%) (Cost $13,778,122)					17,083,843
Other Assets and Liabilities—Net (-1.7%)[4]					(289,739)
Net Assets (100%)					16,794,104

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $237,110,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $253,746,000 of collateral received for securities on loan.
5 Securities with a value of $2,338,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

36

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)

Common Stocks (99.7%)[1]
Basic Materials (5.8%)
	Steel Dynamics Inc.	3,273,906	116,486
	RPM International Inc.	1,883,985	101,415
	United States Steel Corp.	2,437,803	80,472
	Scotts Miracle-Gro Co. Class A	642,753	61,415
	Olin Corp.	2,336,722	59,843
	Chemours Co.	2,571,104	56,796
	Huntsman Corp.	2,862,862	54,623
	Sensient Technologies Corp.	628,748	49,407
*	AK Steel Holding Corp.	4,425,838	45,188
	CONSOL Energy Inc.	2,270,957	41,400
	Cabot Corp.	792,210	40,038
	PolyOne Corp.	1,183,095	37,906
^	Compass Minerals International Inc.	477,386	37,403
*	Alcoa Corp.	1,288,092	36,170
	Commercial Metals Co.	1,627,964	35,457
	Domtar Corp.	884,280	34,513
	HB Fuller Co.	710,834	34,340
*	Univar Inc.	1,171,710	33,241
	Worthington Industries Inc.	628,655	29,823
*	Chemtura Corp.	890,270	29,557
*	GCP Applied Technologies Inc.	1,002,873	26,827
*,^	Cliffs Natural Resources Inc.	2,927,173	24,618
^	Allegheny Technologies Inc.	1,536,719	24,480
	Carpenter Technology Corp.	658,382	23,814
	Stepan Co.	284,428	23,175
*	Arch Coal Inc. Class A	294,890	23,016
	Quaker Chemical Corp.	177,624	22,725
	Innospec Inc.	321,847	22,047
*	Versum Materials Inc.	764,202	21,451
	Minerals Technologies Inc.	246,377	19,033
	Kaiser Aluminum Corp.	240,262	18,666
*	Ingevity Corp.	296,616	16,272
*	Clearwater Paper Corp.	235,782	15,456
	PH Glatfelter Co.	614,178	14,673
	Hecla Mining Co.	2,797,494	14,659
	Innophos Holdings Inc.	260,139	13,595
	A Schulman Inc.	395,179	13,219
*	Kraton Corp.	436,279	12,425
*	Koppers Holdings Inc.	279,446	11,262
	Tredegar Corp.	398,500	9,564
	Rayonier Advanced Materials Inc.	616,290	9,528
	Tronox Ltd. Class A	880,881	9,082
*	Ferro Corp.	595,447	8,533
	Haynes International Inc.	177,792	7,643
*	Century Aluminum Co.	685,675	5,869
*	Resolute Forest Products Inc.	830,140	4,441
	FutureFuel Corp.	311,487	4,330
*	SunCoke Energy Inc.	290,372	3,293
	Kronos Worldwide Inc.	247,944	2,960
			1,442,149
Consumer Goods (6.4%)
	Leggett & Platt Inc.	1,889,439	92,356
	Pinnacle Foods Inc.	1,669,008	89,209
	Thor Industries Inc.	706,285	70,664
	Ingredion Inc.	511,808	63,956
	Goodyear Tire & Rubber Co.	1,845,731	56,978
	Flowers Foods Inc.	2,637,844	52,678
*	Tenneco Inc.	738,874	46,157
*,^	Herbalife Ltd.	921,050	44,339
	Snyder's-Lance Inc.	1,085,496	41,618
	Spectrum Brands Holdings Inc.	335,501	41,042

37

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Energizer Holdings Inc.	873,008	38,945
	Dana Inc.	2,033,730	38,600
	Visteon Corp.	480,276	38,585
	HNI Corp.	628,526	35,147
	Nu Skin Enterprises Inc. Class A	731,586	34,955
*	Helen of Troy Ltd.	393,840	33,260
*	Avon Products Inc.	6,186,648	31,181
*	Vista Outdoor Inc.	830,912	30,661
	Tupperware Brands Corp.	571,833	30,090
*	Darling Ingredients Inc.	2,322,035	29,978
	Cooper Tire & Rubber Co.	754,889	29,327
	Wolverine World Wide Inc.	1,324,050	29,063
	Herman Miller Inc.	846,199	28,940
	Fresh Del Monte Produce Inc.	475,694	28,841
	Dean Foods Co.	1,280,024	27,879
*	Cooper-Standard Holdings Inc.	249,390	25,782
	Sanderson Farms Inc.	270,771	25,518
	La-Z-Boy Inc.	693,175	21,523
*	US Foods Holding Corp.	779,441	21,419
*	American Axle & Manufacturing Holdings Inc.	1,080,989	20,863
	Steelcase Inc. Class A	1,105,399	19,787
*	ACCO Brands Corp.	1,510,977	19,718
	Schweitzer-Mauduit International Inc.	431,047	19,626
	Universal Corp.	305,433	19,471
	Lancaster Colony Corp.	135,510	19,160
	Knoll Inc.	657,243	18,357
^	Cal-Maine Foods Inc.	401,857	17,752
	KB Home	1,080,164	17,077
	Andersons Inc.	357,449	15,978
*	Fossil Group Inc.	576,088	14,898
*	Central Garden & Pet Co. Class A	472,214	14,591
*	Seaboard Corp.	3,311	13,085
	Ethan Allen Interiors Inc.	351,131	12,939
	Briggs & Stratton Corp.	574,220	12,782
*	Deckers Outdoor Corp.	226,166	12,527
	Columbia Sportswear Co.	197,148	11,494
*	Modine Manufacturing Co.	647,296	9,645
^	Tootsie Roll Industries Inc.	240,512	9,560
^	Valvoline Inc.	433,593	9,322
	Superior Industries International Inc.	326,540	8,604
*	G-III Apparel Group Ltd.	274,732	8,121
	Inter Parfums Inc.	243,123	7,962
*	Taylor Morrison Home Corp. Class A	411,082	7,917
	National Presto Industries Inc.	74,258	7,901
*	Crocs Inc.	993,953	6,819
*	Iconix Brand Group Inc.	679,014	6,342
	Movado Group Inc.	220,411	6,337
*	Eastman Kodak Co.	330,217	5,118
*,^	Federal-Mogul Holdings Corp.	481,392	4,963
*,^	Central Garden & Pet Co.	145,854	4,826
	Metaldyne Performance Group Inc.	186,634	4,283
	Phibro Animal Health Corp. Class A	131,596	3,856
	Titan International Inc.	308,261	3,456
*	Vera Bradley Inc.	263,499	3,088
			1,576,916
Consumer Services (10.1%)
*	JetBlue Airways Corp.	4,575,929	102,592
	KAR Auction Services Inc.	1,953,027	83,238
	Service Corp. International	2,555,223	72,568
	TEGNA Inc.	3,031,142	64,836
	Dun & Bradstreet Corp.	519,310	63,003
*	Rite Aid Corp.	7,437,474	61,285
	Cinemark Holdings Inc.	1,478,798	56,727
^	Cracker Barrel Old Country Store Inc.	339,401	56,673

38

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	CST Brands Inc.	1,068,638	51,455
*	Avis Budget Group Inc.	1,118,513	41,027
	Cable One Inc.	64,505	40,105
*	Beacon Roofing Supply Inc.	847,041	39,023
	GameStop Corp. Class A	1,468,051	37,083
	Wendy's Co.	2,721,586	36,796
	Tribune Media Co. Class A	1,050,123	36,733
*	ServiceMaster Global Holdings Inc.	951,386	35,839
	John Wiley & Sons Inc. Class A	648,399	35,338
	American Eagle Outfitters Inc.	2,309,649	35,037
	Chemed Corp.	217,678	34,918
	Brinker International Inc.	701,095	34,725
	Dolby Laboratories Inc. Class A	766,276	34,628
*,^	JC Penney Co. Inc.	4,127,569	34,300
*	United Natural Foods Inc.	713,079	34,028
	Office Depot Inc.	7,460,281	33,720
	Matthews International Corp. Class A	431,213	33,139
	Meredith Corp.	554,566	32,803
	Aaron's Inc.	1,008,415	32,259
*	Murphy USA Inc.	517,801	31,829
	Big Lots Inc.	629,592	31,612
	Regal Entertainment Group Class A	1,505,708	31,018
	Hillenbrand Inc.	801,326	30,731
	AMERCO	83,141	30,728
	Sinclair Broadcast Group Inc. Class A	915,141	30,520
	Lithia Motors Inc. Class A	314,517	30,455
	Graham Holdings Co. Class B	59,052	30,232
*	Spirit Airlines Inc.	488,837	28,284
*	Acxiom Corp.	1,039,292	27,853
	Bloomin' Brands Inc.	1,487,141	26,813
	Core-Mark Holding Co. Inc.	619,068	26,663
	SkyWest Inc.	694,222	25,304
	Penske Automotive Group Inc.	480,651	24,917
	Chico's FAS Inc.	1,731,280	24,913
	Extended Stay America Inc.	1,532,596	24,751
	Children's Place Inc.	241,821	24,412
	New York Times Co. Class A	1,810,342	24,078
	Time Inc.	1,259,329	22,479
*	Boyd Gaming Corp.	1,112,190	22,433
	Group 1 Automotive Inc.	286,546	22,333
	DeVry Education Group Inc.	707,657	22,079
	DSW Inc. Class A	894,700	20,265
	Caleres Inc.	575,037	18,873
*	Houghton Mifflin Harcourt Co.	1,736,152	18,837
	DineEquity Inc.	242,581	18,679
*	MSG Networks Inc.	867,932	18,661
	SeaWorld Entertainment Inc.	944,133	17,872
	Tailored Brands Inc.	689,199	17,609
*	SUPERVALU Inc.	3,754,337	17,533
*	Asbury Automotive Group Inc.	281,435	17,365
*	Genesco Inc.	277,127	17,210
	Scholastic Corp.	347,864	16,520
*	Hertz Global Holdings Inc.	759,531	16,375
*	La Quinta Holdings Inc.	1,151,533	16,363
	Dillard's Inc. Class A	256,843	16,101
	Gannett Co. Inc.	1,641,946	15,943
*	Performance Food Group Co.	655,320	15,728
	HSN Inc.	440,911	15,123
	Bob Evans Farms Inc.	279,052	14,848
	ILG Inc.	800,460	14,544
	Capella Education Co.	161,618	14,190
*	Apollo Education Group Inc.	1,388,908	13,750
*	Herc Holdings Inc.	340,094	13,658
*	Rush Enterprises Inc. Class A	427,804	13,647

39

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	International Speedway Corp. Class A	365,140	13,437
	Weis Markets Inc.	191,512	12,801
	Abercrombie & Fitch Co.	955,296	11,464
*	Strayer Education Inc.	142,124	11,459
*	Express Inc.	1,048,493	11,282
	Finish Line Inc. Class A	572,895	10,776
	GNC Holdings Inc. Class A	966,581	10,671
*	Caesars Acquisition Co. Class A	782,045	10,558
	Cato Corp. Class A	335,861	10,103
	Guess? Inc.	833,139	10,081
^	Fred's Inc. Class A	506,392	9,399
	Buckle Inc.	411,625	9,385
	Pier 1 Imports Inc.	1,058,008	9,035
	Barnes & Noble Inc.	770,088	8,586
*	K12 Inc.	487,836	8,371
	Rent-A-Center Inc.	717,862	8,076
*	Vitamin Shoppe Inc.	334,919	7,954
	Sonic Automotive Inc. Class A	346,485	7,935
*	EW Scripps Co. Class A	407,278	7,873
*	Penn National Gaming Inc.	529,309	7,299
*	Regis Corp.	492,603	7,153
*	Bankrate Inc.	644,677	7,124
	New Media Investment Group Inc.	355,997	5,692
*	FTD Cos. Inc.	234,423	5,589
*	American Public Education Inc.	218,119	5,355
*,^	Zumiez Inc.	243,180	5,313
*	Barnes & Noble Education Inc.	459,471	5,270
*	Smart & Final Stores Inc.	355,760	5,016
*	RetailMeNot Inc.	518,155	4,819
*,^	Weight Watchers International Inc.	410,377	4,699
	Speedway Motorsports Inc.	175,898	3,812
*,^	Caesars Entertainment Corp.	424,225	3,606
*	Biglari Holdings Inc.	6,510	3,081
*	Party City Holdco Inc.	208,818	2,965
*	Rush Enterprises Inc. Class B	94,530	2,918
*,^	Sears Holdings Corp.	309,694	2,877
*,^	Lands' End Inc.	182,144	2,759
*	Bridgepoint Education Inc.	264,318	2,678
	Clear Channel Outdoor Holdings Inc. Class A	513,441	2,593
*	Conn's Inc.	108,119	1,368
			2,509,241
Financials (31.1%)
	East West Bancorp Inc.	2,037,793	103,581
	Apartment Investment & Management Co.	2,217,646	100,792
	National Retail Properties Inc.	2,079,668	91,921
	American Financial Group Inc.	981,277	86,470
	Endurance Specialty Holdings Ltd.	907,915	83,891
	Liberty Property Trust	2,077,892	82,077
	Starwood Property Trust Inc.	3,624,289	79,553
	RenaissanceRe Holdings Ltd.	581,802	79,253
	Hospitality Properties Trust	2,322,133	73,705
	Highwoods Properties Inc.	1,415,912	72,226
	Brown & Brown Inc.	1,583,617	71,041
	Cullen/Frost Bankers Inc.	801,110	70,682
	Commerce Bancshares Inc.	1,218,816	70,460
	Webster Financial Corp.	1,296,803	70,390
	Assured Guaranty Ltd.	1,842,628	69,596
	Synovus Financial Corp.	1,641,273	67,423
	Old Republic International Corp.	3,526,639	67,006
	Prosperity Bancshares Inc.	932,517	66,936
	First Horizon National Corp.	3,297,221	65,977
	Arthur J Gallagher & Co.	1,257,855	65,358
	EPR Properties	898,499	64,485
	Popular Inc.	1,467,169	64,291

40

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Senior Housing Properties Trust	3,358,370	63,574
Eaton Vance Corp.	1,513,748	63,396
* Alleghany Corp.	103,492	62,936
Allied World Assurance Co. Holdings AG	1,167,215	62,691
Weingarten Realty Investors	1,719,777	61,551
Taubman Centers Inc.	811,472	59,992
Validus Holdings Ltd.	1,065,941	58,637
Umpqua Holdings Corp.	3,113,610	58,474
Apple Hospitality REIT Inc.	2,904,772	58,037
PrivateBancorp Inc.	1,070,481	58,009
First American Financial Corp.	1,553,012	56,887
New Residential Investment Corp.	3,546,185	55,746
BankUnited Inc.	1,470,710	55,431
Hanover Insurance Group Inc.	601,230	54,718
Radian Group Inc.	3,032,329	54,521
Chemical Financial Corp.	996,147	53,961
* Equity Commonwealth	1,771,971	53,584
Realogy Holdings Corp.	2,078,889	53,490
Bank of Hawaii Corp.	602,842	53,466
Wintrust Financial Corp.	730,792	53,034
MB Financial Inc.	1,122,380	53,010
Associated Banc-Corp	2,124,011	52,463
IBERIABANK Corp.	623,952	52,256
Retail Properties of America Inc.	3,350,754	51,367
Hancock Holding Co.	1,173,841	50,593
United Bankshares Inc.	1,083,366	50,106
* MGIC Investment Corp.	4,816,451	49,080
LaSalle Hotel Properties	1,596,425	48,643
FNB Corp.	2,974,619	47,683
CNO Financial Group Inc.	2,449,405	46,906
DuPont Fabros Technology Inc.	1,066,930	46,870
Aspen Insurance Holdings Ltd.	849,770	46,737
Sunstone Hotel Investors Inc.	3,061,265	46,684
First Industrial Realty Trust Inc.	1,652,086	46,341
PacWest Bancorp	850,332	46,292
Rayonier Inc.	1,735,180	46,156
Fulton Financial Corp.	2,446,437	45,993
UMB Financial Corp.	595,132	45,897
Primerica Inc.	647,076	44,745
* Stifel Financial Corp.	888,669	44,389
Empire State Realty Trust Inc.	2,173,288	43,879
Washington Federal Inc.	1,257,499	43,195
White Mountains Insurance Group Ltd.	51,608	43,147
Omega Healthcare Investors Inc.	1,379,607	43,127
Chimera Investment Corp.	2,521,708	42,919
Piedmont Office Realty Trust Inc. Class A	2,050,722	42,881
Two Harbors Investment Corp.	4,908,295	42,800
TCF Financial Corp.	2,175,631	42,621
* SLM Corp.	3,855,184	42,484
Sterling Bancorp	1,806,768	42,278
ProAssurance Corp.	751,865	42,255
RLJ Lodging Trust	1,668,713	40,867
Brandywine Realty Trust	2,473,794	40,842
CoreCivic Inc.	1,662,189	40,657
Erie Indemnity Co. Class A	360,454	40,533
Cathay General Bancorp	1,057,526	40,218
^ First Financial Bankshares Inc.	886,040	40,049
MFA Financial Inc.	5,240,171	39,983
LPL Financial Holdings Inc.	1,134,678	39,952
Valley National Bancorp	3,418,701	39,794
Hope Bancorp Inc.	1,812,833	39,683
National Health Investors Inc.	534,428	39,639
Glacier Bancorp Inc.	1,080,573	39,149
Community Bank System Inc.	626,922	38,738

41

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
NorthStar Realty Finance Corp.	2,554,871	38,706
First Citizens BancShares Inc. Class A	108,741	38,603
Legg Mason Inc.	1,283,450	38,388
GEO Group Inc.	1,059,068	38,052
Blackstone Mortgage Trust Inc. Class A	1,261,322	37,928
Columbia Property Trust Inc.	1,743,412	37,658
Assurant Inc.	402,528	37,379
RLI Corp.	588,975	37,182
BancorpSouth Inc.	1,190,858	36,976
Federated Investors Inc. Class B	1,298,809	36,730
Columbia Banking System Inc.	819,452	36,613
Great Western Bancorp Inc.	828,154	36,099
Forest City Realty Trust Inc. Class A	1,705,274	35,538
American National Insurance Co.	285,065	35,522
Navient Corp.	2,139,696	35,155
Selective Insurance Group Inc.	816,337	35,143
Old National Bancorp	1,905,870	34,592
Washington REIT	1,052,574	34,409
Interactive Brokers Group Inc.	911,959	33,296
CVB Financial Corp.	1,450,595	33,262
Mack-Cali Realty Corp.	1,139,950	33,081
DiamondRock Hospitality Co.	2,832,949	32,664
EastGroup Properties Inc.	441,127	32,573
Trustmark Corp.	907,242	32,343
International Bancshares Corp.	791,408	32,289
BGC Partners Inc. Class A	3,101,442	31,728
Care Capital Properties Inc.	1,184,072	29,602
Xenia Hotels & Resorts Inc.	1,510,162	29,327
EverBank Financial Corp.	1,503,737	29,248
First Midwest Bancorp Inc.	1,147,035	28,940
Lexington Realty Trust	2,677,352	28,915
Capitol Federal Financial Inc.	1,745,523	28,731
South State Corp.	324,811	28,388
United Community Banks Inc.	949,476	28,123
CBL & Associates Properties Inc.	2,412,739	27,747
Janus Capital Group Inc.	2,062,975	27,376
* Genworth Financial Inc. Class A	7,028,534	26,779
American Equity Investment Life Holding Co.	1,180,730	26,614
Argo Group International Holdings Ltd.	402,051	26,495
AmTrust Financial Services Inc.	963,886	26,391
LTC Properties Inc.	553,935	26,024
NBT Bancorp Inc.	608,642	25,490
WesBanco Inc.	588,663	25,348
Banner Corp.	448,526	25,032
* Enstar Group Ltd.	126,196	24,949
Independent Bank Corp.	353,123	24,878
Northwest Bancshares Inc.	1,359,007	24,503
* PRA Group Inc.	621,942	24,318
Horace Mann Educators Corp.	567,485	24,288
HRG Group Inc.	1,558,842	24,256
Outfront Media Inc.	973,718	24,216
Astoria Financial Corp.	1,288,089	24,023
Kemper Corp.	541,517	23,989
Provident Financial Services Inc.	842,841	23,852
Potlatch Corp.	571,502	23,803
New York REIT Inc.	2,342,530	23,706
First Financial Bancorp	830,820	23,637
Mercury General Corp.	390,414	23,507
BOK Financial Corp.	279,083	23,175
Invesco Mortgage Capital Inc.	1,573,609	22,975
Select Income REIT	882,411	22,237
Park National Corp.	183,978	22,015
Waddell & Reed Financial Inc. Class A	1,111,253	21,681
^ Westamerica Bancorporation	344,062	21,652

42

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Pinnacle Financial Partners Inc.	309,723	21,464
Corporate Office Properties Trust	670,420	20,931
Navigators Group Inc.	174,835	20,587
* Quality Care Properties Inc.	1,322,427	20,498
* MBIA Inc.	1,819,951	19,473
Government Properties Income Trust	1,005,102	19,162
Tompkins Financial Corp.	201,949	19,092
Global Net Lease Inc.	2,400,861	18,799
Franklin Street Properties Corp.	1,439,881	18,661
Boston Private Financial Holdings Inc.	1,115,251	18,457
S&T Bancorp Inc.	467,587	18,255
First Commonwealth Financial Corp.	1,256,176	17,813
Beneficial Bancorp Inc.	965,360	17,763
Pennsylvania REIT	932,602	17,682
Employers Holdings Inc.	430,462	17,046
Maiden Holdings Ltd.	973,643	16,990
National General Holdings Corp.	675,808	16,888
Artisan Partners Asset Management Inc. Class A	565,246	16,816
CYS Investments Inc.	2,132,492	16,484
Redwood Trust Inc.	1,082,878	16,471
Brookline Bancorp Inc.	946,947	15,530
Berkshire Hills Bancorp Inc.	418,058	15,405
Colony Capital Inc. Class A	758,658	15,363
Nelnet Inc. Class A	302,459	15,350
Safety Insurance Group Inc.	203,419	14,992
* Piper Jaffray Cos.	202,418	14,675
PennyMac Mortgage Investment Trust	892,706	14,614
* Green Dot Corp. Class A	603,028	14,201
United Fire Group Inc.	285,985	14,062
Capstead Mortgage Corp.	1,353,704	13,794
City Holding Co.	201,590	13,627
Washington Prime Group Inc.	1,298,168	13,514
State Bank Financial Corp.	495,360	13,305
Infinity Property & Casualty Corp.	148,489	13,052
Ladder Capital Corp. Class A	948,809	13,018
Central Pacific Financial Corp.	413,189	12,982
Monogram Residential Trust Inc.	1,173,580	12,698
Investors Real Estate Trust	1,732,837	12,355
* FNFV Group	894,636	12,257
* Walker & Dunlop Inc.	390,904	12,196
* First BanCorp	1,838,433	12,152
Hersha Hospitality Trust Class A	560,343	12,047
Renasant Corp.	281,986	11,905
American Assets Trust Inc.	273,608	11,787
* iStar Inc.	951,070	11,765
Universal Health Realty Income Trust	174,178	11,424
* KCG Holdings Inc. Class A	851,103	11,277
^ ARMOUR Residential REIT Inc.	516,725	11,208
Saul Centers Inc.	165,994	11,057
FBL Financial Group Inc. Class A	140,656	10,992
Chesapeake Lodging Trust	423,910	10,962
First Hawaiian Inc.	298,202	10,383
BancFirst Corp.	111,379	10,364
* Santander Consumer USA Holdings Inc.	765,726	10,337
Oritani Financial Corp.	547,205	10,260
MTGE Investment Corp.	652,135	10,239
National Western Life Group Inc. Class A	31,847	9,898
* Greenlight Capital Re Ltd. Class A	420,485	9,587
Virtus Investment Partners Inc.	79,022	9,329
* Encore Capital Group Inc.	325,110	9,314
Getty Realty Corp.	360,329	9,185
* Ambac Financial Group Inc.	404,497	9,101
Ashford Hospitality Trust Inc.	1,165,537	9,045
Investment Technology Group Inc.	438,066	8,647

43

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	First Potomac Realty Trust	786,943	8,633
	Dime Community Bancshares Inc.	425,308	8,549
*	OneMain Holdings Inc. Class A	381,273	8,441
	OFG Bancorp	626,623	8,209
*	Flagstar Bancorp Inc.	282,986	7,624
	Anworth Mortgage Asset Corp.	1,366,461	7,065
	AG Mortgage Investment Trust Inc.	396,408	6,783
^	Seritage Growth Properties Class A	146,034	6,237
	Virtu Financial Inc. Class A	388,914	6,203
*	Forestar Group Inc.	455,848	6,063
	First Interstate BancSystem Inc. Class A	137,824	5,864
	Northfield Bancorp Inc.	292,927	5,850
	State Auto Financial Corp.	207,719	5,569
	OneBeacon Insurance Group Ltd. Class A	284,562	4,567
	Ashford Hospitality Prime Inc.	329,584	4,499
*	MoneyGram International Inc.	379,095	4,477
*	World Acceptance Corp.	62,707	4,031
^	Fidelity & Guaranty Life	168,607	3,996
*	Nationstar Mortgage Holdings Inc.	204,451	3,692
*	EZCORP Inc. Class A	343,595	3,659
*	Drive Shack Inc.	856,051	3,219
	Houlihan Lokey Inc.	87,842	2,734
*	Altisource Portfolio Solutions SA	85,771	2,281
	GAMCO Investors Inc. Class A	65,783	2,032
	RMR Group Inc. Class A	47,332	1,870
	Resource Capital Corp.	206,738	1,722
	Associated Capital Group Inc. Class A	30,360	997
			7,694,742
Health Care (5.4%)
	Teleflex Inc.	622,683	100,345
*	United Therapeutics Corp.	599,606	86,001
*	WellCare Health Plans Inc.	626,154	85,833
*	Bio-Rad Laboratories Inc. Class A	293,022	53,412
*	Envision Healthcare Corp.	828,381	52,428
*	Charles River Laboratories International Inc.	669,434	51,004
	HealthSouth Corp.	1,204,216	49,662
*	Alere Inc.	1,228,200	47,863
	Hill-Rom Holdings Inc.	835,998	46,933
*	Endo International plc	2,836,188	46,712
	STERIS plc	602,446	40,599
*	Prestige Brands Holdings Inc.	748,195	38,981
*,^	Integra LifeSciences Holdings Corp.	422,449	36,242
*,^	TESARO Inc.	264,358	35,551
*	Molina Healthcare Inc.	602,728	32,704
*	Brookdale Senior Living Inc.	2,631,303	32,681
*	LifePoint Health Inc.	567,248	32,220
	Owens & Minor Inc.	868,239	30,640
*	VWR Corp.	1,207,300	30,219
*,^	Kite Pharma Inc.	562,770	25,235
*	Magellan Health Inc.	328,177	24,695
*	Halyard Health Inc.	659,156	24,376
	Patterson Cos. Inc.	593,634	24,357
*	Sage Therapeutics Inc.	446,687	22,808
*,^	Clovis Oncology Inc.	464,064	20,614
*	Select Medical Holdings Corp.	1,481,175	19,625
*	Surgical Care Affiliates Inc.	399,331	18,477
*	Portola Pharmaceuticals Inc.	799,437	17,939
*	Tenet Healthcare Corp.	1,129,070	16,755
*	Myriad Genetics Inc.	966,865	16,118
	CONMED Corp.	353,992	15,636
*	Synergy Pharmaceuticals Inc.	2,428,216	14,788
*	Haemonetics Corp.	365,638	14,699
*,^	Juno Therapeutics Inc.	560,816	10,571
*	LHC Group Inc.	220,089	10,058

44

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	National HealthCare Corp.	128,320	9,725
	Kindred Healthcare Inc.	1,155,667	9,072
*	Community Health Systems Inc.	1,540,839	8,613
*	Spark Therapeutics Inc.	164,865	8,227
*	Merit Medical Systems Inc.	300,133	7,953
	Ensign Group Inc.	342,549	7,608
*	Intra-Cellular Therapies Inc. Class A	462,531	6,980
*	Impax Laboratories Inc.	522,214	6,919
*	Universal American Corp.	638,728	6,355
*	Aimmune Therapeutics Inc.	296,568	6,065
	Invacare Corp.	430,579	5,619
*	Healthways Inc.	230,339	5,240
*,^	Celldex Therapeutics Inc.	1,427,600	5,054
	PDL BioPharma Inc.	2,369,745	5,024
*,^	Global Blood Therapeutics Inc.	339,496	4,906
*	PTC Therapeutics Inc.	233,649	2,549
*,^	Ophthotech Corp.	457,883	2,212
*,^	NantKwest Inc.	348,298	1,992
*,^	Cempra Inc.	661,524	1,852
*	Wright Medical Group Inc. CVR Expires 12/31/2049	71,097	94
			1,338,840
Industrials (20.4%)
	Huntington Ingalls Industries Inc.	655,405	120,719
	Broadridge Financial Solutions Inc.	1,682,336	111,539
	Valspar Corp.	1,009,314	104,575
	Carlisle Cos. Inc.	911,357	100,514
	Spirit AeroSystems Holdings Inc. Class A	1,721,192	100,432
	IDEX Corp.	1,076,709	96,968
	Allegion plc	1,357,270	86,865
	PerkinElmer Inc.	1,548,524	80,756
	MDU Resources Group Inc.	2,760,755	79,427
*	AECOM	2,176,210	79,127
	Donaldson Co. Inc.	1,875,041	78,902
	Sonoco Products Co.	1,409,577	74,285
	Orbital ATK Inc.	826,918	72,546
	Booz Allen Hamilton Holding Corp. Class A	2,001,940	72,210
*	Quanta Services Inc.	2,045,252	71,277
	Oshkosh Corp.	1,052,698	68,015
	AptarGroup Inc.	885,799	65,062
	Lincoln Electric Holdings Inc.	838,979	64,325
	Bemis Co. Inc.	1,324,660	63,345
	EMCOR Group Inc.	857,555	60,681
	Trinity Industries Inc.	2,152,695	59,759
	MSC Industrial Direct Co. Inc. Class A	631,327	58,328
	Packaging Corp. of America	666,261	56,512
	Ryder System Inc.	756,163	56,289
	Graphic Packaging Holding Co.	4,490,706	56,044
	AGCO Corp.	964,872	55,827
	Curtiss-Wright Corp.	562,500	55,327
*	Teledyne Technologies Inc.	443,921	54,602
	Jabil Circuit Inc.	2,226,704	52,706
	Crane Co.	704,147	50,783
	BWX Technologies Inc.	1,260,724	50,051
	Deluxe Corp.	686,120	49,133
*	Kirby Corp.	723,105	48,086
	ITT Inc.	1,245,138	48,025
	EnerSys	612,867	47,865
*	WESCO International Inc.	686,590	45,693
	World Fuel Services Corp.	994,719	45,668
	Chicago Bridge & Iron Co. NV	1,415,176	44,932
*	CoreLogic Inc.	1,219,825	44,926
	Terex Corp.	1,422,496	44,851
	Belden Inc.	595,446	44,521
*	Keysight Technologies Inc.	1,200,212	43,892

45

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Regal Beloit Corp.	631,710	43,746
* Colfax Corp.	1,213,345	43,595
Valmont Industries Inc.	301,964	42,547
* Owens-Illinois Inc.	2,293,450	39,929
Timken Co.	990,134	39,308
Joy Global Inc.	1,387,644	38,854
* Sanmina Corp.	1,036,088	37,973
* Esterline Technologies Corp.	417,401	37,232
* Generac Holdings Inc.	901,223	36,716
* MasTec Inc.	932,250	35,659
Kennametal Inc.	1,130,417	35,337
Tetra Tech Inc.	805,356	34,751
GATX Corp.	563,341	34,691
Barnes Group Inc.	721,127	34,196
KBR Inc.	2,014,425	33,621
* KLX Inc.	743,919	33,558
* Anixter International Inc.	396,771	32,158
UniFirst Corp.	217,996	31,315
MSA Safety Inc.	450,803	31,254
Applied Industrial Technologies Inc.	523,359	31,088
Granite Construction Inc.	559,862	30,792
Vishay Intertechnology Inc.	1,890,010	30,618
ABM Industries Inc.	748,242	30,558
Silgan Holdings Inc.	596,086	30,508
* Moog Inc. Class A	454,207	29,832
Convergys Corp.	1,212,310	29,774
* Rexnord Corp.	1,451,243	28,430
CLARCOR Inc.	343,832	28,356
Universal Forest Products Inc.	272,801	27,875
* FTI Consulting Inc.	598,398	26,976
* Swift Transportation Co.	1,107,116	26,969
G&K Services Inc. Class A	278,644	26,875
Brink's Co.	633,898	26,148
* NeuStar Inc. Class A	769,994	25,718
Watts Water Technologies Inc. Class A	393,528	25,658
* Plexus Corp.	473,135	25,568
Brady Corp. Class A	634,863	23,839
Otter Tail Corp.	554,095	22,607
* Navistar International Corp.	691,943	21,706
Korn/Ferry International	734,938	21,629
Matson Inc.	605,159	21,417
* Benchmark Electronics Inc.	690,287	21,054
* Knowles Corp.	1,252,841	20,935
Actuant Corp. Class A	791,038	20,527
Greif Inc. Class A	392,034	20,115
ESCO Technologies Inc.	344,948	19,541
* Louisiana-Pacific Corp.	1,005,503	19,034
Kaman Corp.	382,610	18,721
Astec Industries Inc.	276,687	18,665
Insperity Inc.	255,549	18,131
* SPX FLOW Inc.	560,669	17,975
Triumph Group Inc.	664,986	17,622
* Atlas Air Worldwide Holdings Inc.	335,675	17,505
* Navigant Consulting Inc.	664,644	17,400
Cubic Corp.	344,501	16,519
Werner Enterprises Inc.	612,504	16,507
* TTM Technologies Inc.	1,207,917	16,464
Aircastle Ltd.	775,075	16,160
RR Donnelley & Sons Co.	986,494	16,100
Greenbrier Cos. Inc.	381,275	15,842
Standex International Corp.	179,508	15,770
* Sykes Enterprises Inc.	543,606	15,688
EVERTEC Inc.	880,014	15,620
* Huron Consulting Group Inc.	306,935	15,546

46

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
* Tutor Perini Corp.	554,356	15,522
Harsco Corp.	1,129,231	15,358
* Meritor Inc.	1,222,099	15,178
ManTech International Corp. Class A	357,879	15,120
* TriMas Corp.	643,111	15,113
AAR Corp.	457,131	15,108
CIRCOR International Inc.	232,020	15,053
* TrueBlue Inc.	599,424	14,776
* Wabash National Corp.	877,436	13,881
MTS Systems Corp.	235,065	13,328
* Integer Holdings Corp.	434,658	12,801
Altra Industrial Motion Corp.	346,161	12,773
* SPX Corp.	532,463	12,630
McGrath RentCorp	321,247	12,590
General Cable Corp.	660,441	12,581
* DigitalGlobe Inc.	438,957	12,576
* Boise Cascade Co.	547,183	12,312
* Armstrong World Industries Inc.	291,171	12,171
Encore Wire Corp.	277,694	12,038
* PHH Corp.	756,675	11,471
* Wesco Aircraft Holdings Inc.	766,894	11,465
* Air Transport Services Group Inc.	714,029	11,396
* Babcock & Wilcox Enterprises Inc.	686,294	11,386
Quad/Graphics Inc.	416,493	11,195
Materion Corp.	281,369	11,142
LSC Communications Inc.	371,657	11,031
Essendant Inc.	520,197	10,872
* Aegion Corp. Class A	454,150	10,763
* Manitowoc Co. Inc.	1,776,882	10,626
H&E Equipment Services Inc.	451,948	10,508
EnPro Industries Inc.	150,173	10,116
Kelly Services Inc. Class A	420,183	9,631
Mobile Mini Inc.	316,422	9,572
Resources Connection Inc.	491,562	9,463
Albany International Corp.	203,905	9,441
AVX Corp.	597,115	9,333
Schnitzer Steel Industries Inc.	360,090	9,254
Triton International Ltd.	575,311	9,090
ArcBest Corp.	324,523	8,973
Comfort Systems USA Inc.	262,002	8,725
Kforce Inc.	345,953	7,991
* GMS Inc.	260,052	7,614
* TimkenSteel Corp.	473,701	7,333
* RPX Corp.	669,384	7,229
* Milacron Holdings Corp.	383,470	7,144
Sturm Ruger & Co. Inc.	134,547	7,091
Hyster-Yale Materials Handling Inc.	106,639	6,800
* Cotiviti Holdings Inc.	192,466	6,621
* Atkore International Group Inc.	264,603	6,327
Griffon Corp.	238,684	6,254
Landauer Inc.	128,640	6,188
TeleTech Holdings Inc.	196,702	5,999
* Forterra Inc.	270,802	5,866
Park Electrochemical Corp.	275,149	5,132
^ American Railcar Industries Inc.	111,162	5,035
* DHI Group Inc.	679,601	4,247
* Donnelley Financial Solutions Inc.	182,805	4,201
* Armstrong Flooring Inc.	168,786	3,361
* Roadrunner Transportation Systems Inc.	213,649	2,220
Greif Inc. Class B	30,947	2,090
* International Seaways Inc.	140,388	1,971
* Overseas Shipholding Group Inc. Class A	417,045	1,597
^ Textainer Group Holdings Ltd.	45,993	343
		5,057,228

47

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
Oil & Gas (5.8%)
	Targa Resources Corp.	2,428,085	136,143
*	Chesapeake Energy Corp.	12,543,429	88,055
*,^	Transocean Ltd.	5,166,607	76,156
*	WPX Energy Inc.	4,869,465	70,948
	Nabors Industries Ltd.	3,806,674	62,429
*	QEP Resources Inc.	3,386,639	62,348
*	Oasis Petroleum Inc.	3,336,492	50,515
*	Whiting Petroleum Corp.	4,013,850	48,247
	Western Refining Inc.	1,149,822	43,521
	PBF Energy Inc. Class A	1,529,188	42,634
	Ensco plc Class A	4,284,998	41,650
*	Energen Corp.	686,342	39,581
	Oceaneering International Inc.	1,386,684	39,118
	SemGroup Corp. Class A	934,763	39,026
	Superior Energy Services Inc.	2,142,461	36,165
	Murphy Oil Corp.	1,154,841	35,950
*,^	First Solar Inc.	1,100,362	35,311
*	Weatherford International plc	6,925,304	34,557
*	Rowan Cos. plc Class A	1,771,117	33,456
*	Dril-Quip Inc.	530,699	31,868
*	NOW Inc.	1,441,871	29,515
*	Oil States International Inc.	726,569	28,336
*	MRC Global Inc.	1,278,590	25,904
*	McDermott International Inc.	3,404,108	25,156
	SM Energy Co.	680,033	23,448
*	Denbury Resources Inc.	5,627,810	20,710
*	Forum Energy Technologies Inc.	938,950	20,657
	Noble Corp. plc	3,435,844	20,340
*	Unit Corp.	727,247	19,541
	Delek US Holdings Inc.	787,985	18,967
*	Chart Industries Inc.	430,731	15,515
*,^	Diamond Offshore Drilling Inc.	869,022	15,382
*	Laredo Petroleum Inc.	1,022,713	14,461
*	Helix Energy Solutions Group Inc.	1,529,198	13,488
	Archrock Inc.	935,149	12,344
^	Atwood Oceanics Inc.	869,167	11,412
*	Exterran Corp.	450,310	10,762
*	Centennial Resource Development Inc. Class A	482,534	9,516
*	TETRA Technologies Inc.	1,515,908	7,610
	Green Plains Inc.	260,433	7,253
	Bristow Group Inc.	326,248	6,682
	CVR Energy Inc.	249,151	6,326
*,^	SunPower Corp. Class A	796,873	5,267
	Alon USA Energy Inc.	461,306	5,250
*	Tesco Corp.	628,525	5,185
*,^	EP Energy Corp. Class A	537,230	3,519
*	CARBO Ceramics Inc.	160,055	1,674
			1,431,898
Other (0.0%)[2]
*	Leap Wireless International Inc. CVR	474,686	1,196
*	Clinical Data Contingent Value Rights	62,138	—
			1,196
Technology (8.1%)
	CDW Corp.	2,266,440	118,059
	Leidos Holdings Inc.	2,125,385	108,692
*	CommScope Holding Co. Inc.	2,726,235	101,416
*	Microsemi Corp.	1,620,672	87,468
*	ARRIS International plc	2,681,359	80,789
*	ON Semiconductor Corp.	5,894,210	75,210
	CSRA Inc.	2,310,260	73,559
	Teradyne Inc.	2,844,030	72,238
*	NCR Corp.	1,752,215	71,070
	Brocade Communications Systems Inc.	5,687,328	71,035

48

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Advanced Micro Devices Inc.	5,568,816	63,150
	Computer Sciences Corp.	995,528	59,154
	Mentor Graphics Corp.	1,529,462	56,422
	SYNNEX Corp.	421,177	50,971
*	Teradata Corp.	1,833,750	49,823
	Cypress Semiconductor Corp.	4,327,456	49,506
	DST Systems Inc.	451,582	48,387
	Intersil Corp. Class A	1,933,258	43,112
*	CACI International Inc. Class A	344,299	42,796
	Science Applications International Corp.	500,259	42,422
*	Tech Data Corp.	497,920	42,164
	Pitney Bowes Inc.	2,623,341	39,849
*	Cree Inc.	1,409,791	37,204
*	TiVo Corp.	1,602,214	33,486
*	Verint Systems Inc.	890,571	31,393
*	Nuance Communications Inc.	2,035,108	30,323
*	Semtech Corp.	926,126	29,219
*	VeriFone Systems Inc.	1,569,862	27,834
*	Viavi Solutions Inc.	3,248,951	26,576
*	Cirrus Logic Inc.	449,320	25,405
*	NETGEAR Inc.	444,072	24,135
	Diebold Nixdorf Inc.	954,368	24,002
*	EchoStar Corp. Class A	458,611	23,568
	CSG Systems International Inc.	432,755	20,945
	Cabot Microelectronics Corp.	330,167	20,857
	Progress Software Corp.	651,003	20,787
*	Insight Enterprises Inc.	500,823	20,253
^	Ebix Inc.	320,155	18,265
	West Corp.	704,725	17,449
	Brooks Automation Inc.	918,586	15,680
*	Web.com Group Inc.	684,908	14,486
*	ScanSource Inc.	354,978	14,323
*	Amkor Technology Inc.	1,175,438	12,401
*,^	Unisys Corp.	713,616	10,669
*,^	Match Group Inc.	596,688	10,203
*	Quality Systems Inc.	745,092	9,798
*	Ixia	523,220	8,424
*	Blucora Inc.	532,939	7,861
*	FormFactor Inc.	501,470	5,617
*	Tangoe Inc.	477,939	3,766
*	Coupa Software Inc.	100,925	2,524
	Computer Programs & Systems Inc.	88,915	2,098
*	Sonus Networks Inc.	328,291	2,068
	Comtech Telecommunications Corp.	156,501	1,855
	Systemax Inc.	191,649	1,681
*	Harmonic Inc.	286,018	1,430
			2,003,877
Telecommunications (0.6%)
	Telephone & Data Systems Inc.	1,305,330	37,685
	Frontier Communications Corp.	8,295,647	28,039
	Consolidated Communications Holdings Inc.	679,163	18,235
*	Vonage Holdings Corp.	2,616,018	17,920
*,^	Iridium Communications Inc.	1,159,126	11,128
	EarthLink Holdings Corp.	1,501,022	8,466
*	United States Cellular Corp.	184,603	8,071
	Windstream Holdings Inc.	688,756	5,048
*,^	Intelsat SA	259,250	692
			135,284
Utilities (6.0%)
	Westar Energy Inc. Class A	2,004,082	112,930
	UGI Corp.	2,444,124	112,625
	Atmos Energy Corp.	1,469,135	108,936
	Great Plains Energy Inc.	3,043,373	83,236
	Aqua America Inc.	2,504,490	75,235

49

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2016

					Market
					Value
				Shares	($000)
	National Fuel Gas Co.			1,143,308	64,757
	Vectren Corp.			1,170,517	61,043
	IDACORP Inc.			711,570	57,317
	WGL Holdings Inc.			723,841	55,215
	NRG Energy Inc.			4,460,646	54,688
	Portland General Electric Co.			1,255,606	54,406
	Hawaiian Electric Industries Inc.			1,532,064	50,665
	ONE Gas Inc.			737,200	47,151
	Southwest Gas Corp.			603,234	46,220
	Black Hills Corp.			750,430	46,031
	ALLETE Inc.			698,272	44,822
	New Jersey Resources Corp.			1,215,539	43,152
	Spire Inc.			612,097	39,511
	NorthWestern Corp.			682,299	38,802
	PNM Resources Inc.			1,125,771	38,614
	South Jersey Industries Inc.			1,121,670	37,789
	Avista Corp.			905,637	36,217
	MGE Energy Inc.			489,713	31,978
*	Calpine Corp.			2,536,248	28,989
	El Paso Electric Co.			571,615	26,580
	Northwest Natural Gas Co.			401,553	24,013
	American States Water Co.			516,575	23,535
	California Water Service Group			677,399	22,964
	Empire District Electric Co.			621,892	21,200

					1,488,621

Total Common Stocks (Cost $19,706,245)					24,679,992

		Coupon		Shares

Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.2%)
3,4	Vanguard Market Liquidity Fund	0.823%		2,835,641	283,592

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	0.487%-0.501%	3/16/17	1,275	1,274
5	United States Treasury Bill	0.564%	5/4/17	2,000	1,996
5	United States Treasury Bill	0.597%-0.607%	5/25/17	900	898

					4,168

Total Temporary Cash Investments (Cost $287,743)					287,760

Total Investments (100.9%) (Cost $19,993,988)					24,967,752
Other Assets and Liabilities—Net (-0.9%)[4]					(217,436)

Net Assets (100%)					24,750,316

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $137,393,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and
0.7%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $143,700,000 of collateral received for securities on loan.
5 Securities with a value of $4,168,000 have been segregated as initial margin for open futures contracts.

50

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2016
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

51

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA480 022017

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)

Common Stocks (99.7%)[1]
Consumer Discretionary (14.3%)
^,*	Tesla Motors Inc.	1,472,713	314,704
*	Liberty Global plc	8,554,728	254,075
	Las Vegas Sands Corp.	4,351,681	232,423
	Hilton Worldwide Holdings Inc.	6,791,559	184,730
*	MGM Resorts International	5,721,290	164,945
*	DISH Network Corp. Class A	2,682,065	155,372
	Autoliv Inc.	1,046,657	118,429
	Lear Corp.	828,928	109,725
*	Liberty Interactive Corp. QVC Group Class A	5,241,520	104,726
	Aramark	2,900,704	103,613
^	Sirius XM Holdings Inc.	20,546,781	91,433
	Domino's Pizza Inc.	572,211	91,119
*	Norwegian Cruise Line Holdings Ltd.	1,939,295	82,478
*	Lululemon Athletica Inc.	1,267,837	82,397
	Vail Resorts Inc.	472,318	76,190
*	Burlington Stores Inc.	838,084	71,028
*	Liberty Media Corp-Liberty SiriusXM Class C	2,060,949	69,907
*	NVR Inc.	41,705	69,606
	Gentex Corp.	3,371,890	66,393
*	Adient plc	1,111,867	65,155
	Service Corp. International	2,253,138	63,989
*	Liberty Global plc Class A	2,057,608	62,942
	Six Flags Entertainment Corp.	1,020,934	61,215
*	ServiceMaster Global Holdings Inc.	1,595,255	60,093
^	Polaris Industries Inc.	706,792	58,233
	Brunswick Corp.	1,059,149	57,766
	Dunkin' Brands Group Inc.	1,083,156	56,801
	Thor Industries Inc.	565,531	56,581
*	Liberty Broadband Corp.	753,779	55,832
	Dick's Sporting Goods Inc.	1,044,233	55,449
*	Toll Brothers Inc.	1,759,642	54,549
*	Panera Bread Co. Class A	259,231	53,166
	Carter's Inc.	586,362	50,656
	Pool Corp.	484,246	50,526
	Cinemark Holdings Inc.	1,242,319	47,655
^	Cracker Barrel Old Country Store Inc.	283,620	47,359
	Williams-Sonoma Inc.	965,435	46,717
*	Sally Beauty Holdings Inc.	1,715,599	45,326
	CST Brands Inc.	893,412	43,018
	Jack in the Box Inc.	380,494	42,478
*	Live Nation Entertainment Inc.	1,567,272	41,689
*	Tenneco Inc.	656,463	41,009
^,*	Tempur Sealy International Inc.	598,059	40,835
*	Skechers U.S.A. Inc. Class A	1,584,130	38,938
*	AMC Networks Inc. Class A	703,549	36,824
	Texas Roadhouse Inc. Class A	752,421	36,297
*	Liberty Media Corp-Liberty SiriusXM Class A	1,049,381	36,225
*	Bright Horizons Family Solutions Inc.	514,852	36,050
*	Cabela's Inc.	608,177	35,609
*	Liberty Ventures Class A	961,938	35,467
	Cable One Inc.	55,103	34,259
*	Buffalo Wild Wings Inc.	216,765	33,469
*	Lions Gate Entertainment Corp. Class B	1,337,494	32,822
*	Grand Canyon Education Inc.	556,629	32,535
	Visteon Corp.	401,585	32,263
	Dana Inc.	1,696,280	32,195
	Wendy's Co.	2,349,823	31,770
	Tupperware Brands Corp.	598,338	31,485
	Cheesecake Factory Inc.	520,571	31,172
	Drew Industries Inc.	284,343	30,638
	American Eagle Outfitters Inc.	2,018,725	30,624

1

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	GameStop Corp. Class A	1,206,337	30,472
	Tribune Media Co. Class A	863,838	30,217
^,*	JC Penney Co. Inc.	3,635,017	30,207
*	Madison Square Garden Co. Class A	174,828	29,985
	CalAtlantic Group Inc.	870,798	29,616
	John Wiley & Sons Inc. Class A	542,817	29,584
	Brinker International Inc.	584,442	28,947
	Office Depot Inc.	6,324,138	28,585
*	Liberty Global PLC LiLAC	1,343,608	28,444
	Graham Holdings Co. Class B	55,529	28,428
*	Kate Spade & Co.	1,515,113	28,287
*	Michaels Cos. Inc.	1,373,582	28,090
*	Helen of Troy Ltd.	332,149	28,050
	Papa John's International Inc.	314,784	26,939
	Lithia Motors Inc. Class A	277,284	26,849
*	Murphy USA Inc.	433,865	26,670
*	Dorman Products Inc.	358,704	26,207
*	Vista Outdoor Inc.	706,931	26,086
*	Five Below Inc.	646,410	25,831
	Big Lots Inc.	514,338	25,825
	Regal Entertainment Group Class A	1,239,882	25,542
	Wolverine World Wide Inc.	1,161,026	25,485
*	Liberty Expedia Holdings Inc. Class A	636,834	25,263
	Meredith Corp.	425,782	25,185
*	Liberty Broadband Corp. Class A	346,862	25,134
*	Hyatt Hotels Corp. Class A	453,375	25,054
*	Dave & Buster's Entertainment Inc.	441,254	24,843
	Cooper Tire & Rubber Co.	637,682	24,774
	Aaron's Inc.	759,667	24,302
	Choice Hotels International Inc.	432,337	24,233
	Marriott Vacations Worldwide Corp.	284,785	24,164
	Sinclair Broadcast Group Inc. Class A	724,392	24,158
	Core-Mark Holding Co. Inc.	546,093	23,520
*	LifeLock Inc.	976,225	23,351
*	Steven Madden Ltd.	648,467	23,183
	Penske Automotive Group Inc.	445,387	23,089
^	Nexstar Broadcasting Group Inc. Class A	358,305	22,681
	ILG Inc.	1,242,315	22,573
*	Media General Inc.	1,195,298	22,507
*	Sotheby's	559,409	22,298
	Bloomin' Brands Inc.	1,234,074	22,250
	Monro Muffler Brake Inc.	386,202	22,091
	Churchill Downs Inc.	146,786	22,084
	Chico's FAS Inc.	1,527,973	21,988
	Children's Place Inc.	212,754	21,478
*	Cooper-Standard Holdings Inc.	207,693	21,471
	Extended Stay America Inc.	1,327,738	21,443
	Time Inc.	1,184,995	21,152
	DeVry Education Group Inc.	670,926	20,933
*	Deckers Outdoor Corp.	377,480	20,909
	DSW Inc. Class A	903,046	20,454
*	Shutterfly Inc.	400,908	20,118
*	TRI Pointe Group Inc.	1,707,011	19,597
	New York Times Co. Class A	1,468,472	19,531
*	Boyd Gaming Corp.	963,683	19,438
	Dillard's Inc. Class A	306,854	19,237
*	iRobot Corp.	321,862	18,813
	Columbia Sportswear Co.	321,070	18,718
	La-Z-Boy Inc.	587,562	18,244
	Group 1 Automotive Inc.	233,555	18,203
*	American Axle & Manufacturing Holdings Inc.	900,298	17,376
	Caleres Inc.	515,683	16,925
*	Lions Gate Entertainment Corp. Class A	626,873	16,863
*	TopBuild Corp.	455,030	16,199

2

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Liberty Media Corp-Liberty Media	516,239	16,174
^,*	Ollie's Bargain Outlet Holdings Inc.	559,960	15,931
*	Groupon Inc. Class A	4,730,870	15,707
*	MSG Networks Inc.	730,020	15,695
	DineEquity Inc.	201,476	15,514
*	Meritage Homes Corp.	442,308	15,392
*	Liberty Global PLC LiLAC Class A	694,289	15,247
*	G-III Apparel Group Ltd.	514,382	15,205
	Scholastic Corp.	318,200	15,111
*	Popeyes Louisiana Kitchen Inc.	249,852	15,111
	KB Home	955,563	15,107
*	Genesco Inc.	242,598	15,065
	SeaWorld Entertainment Inc.	781,405	14,792
	Tailored Brands Inc.	576,833	14,738
	Sonic Corp.	553,810	14,682
*	Gentherm Inc.	430,023	14,556
*	Asbury Automotive Group Inc.	230,244	14,206
*	La Quinta Holdings Inc.	983,786	13,980
^,*	Smith & Wesson Holding Corp.	661,190	13,938
*	Belmond Ltd. Class A	1,027,943	13,723
^,*	Restoration Hardware Holdings Inc.	441,774	13,562
*	Etsy Inc.	1,131,459	13,329
	Gannett Co. Inc.	1,371,745	13,320
*	Houghton Mifflin Harcourt Co.	1,205,500	13,080
*	Liberty TripAdvisor Holdings Inc. Class A	866,030	13,034
	HSN Inc.	378,581	12,985
*	EW Scripps Co. Class A	666,379	12,881
	Standard Motor Products Inc.	241,587	12,857
*	Fossil Group Inc.	491,315	12,705
	Bob Evans Farms Inc.	238,492	12,690
^,*	Wayfair Inc.	356,216	12,485
	MDC Holdings Inc.	484,804	12,440
*	Ascena Retail Group Inc.	2,004,748	12,409
*	Penn National Gaming Inc.	884,061	12,191
*	Select Comfort Corp.	535,489	12,113
*	Apollo Education Group Inc.	1,222,369	12,101
	Capella Education Co.	137,828	12,101
	Callaway Golf Co.	1,101,886	12,077
^	Sturm Ruger & Co. Inc.	227,235	11,975
	AMC Entertainment Holdings Inc.	354,992	11,946
	Nutrisystem Inc.	343,839	11,914
*	Denny's Corp.	921,931	11,828
	Planet Fitness Inc. Class A	588,427	11,827
	International Speedway Corp. Class A	315,836	11,623
	Ethan Allen Interiors Inc.	304,425	11,218
*	Universal Electronics Inc.	173,269	11,185
	National CineMedia Inc.	749,830	11,045
	ClubCorp Holdings Inc.	767,840	11,019
	Oxford Industries Inc.	178,155	10,712
*	Pinnacle Entertainment Inc.	712,924	10,337
^,*	GoPro Inc. Class A	1,165,821	10,154
*	Cavco Industries Inc.	100,753	10,060
*	Liberty Media Corp-Liberty Braves Class C	486,055	10,008
	Winnebago Industries Inc.	315,829	9,996
*	Strayer Education Inc.	123,404	9,950
*	Express Inc.	924,554	9,948
	Wingstop Inc.	335,480	9,927
*	Hibbett Sports Inc.	264,442	9,864
	New Media Investment Group Inc.	614,905	9,832
*	Installed Building Products Inc.	237,848	9,823
	Abercrombie & Fitch Co.	796,557	9,559
*	Fiesta Restaurant Group Inc.	319,625	9,541
	Cato Corp. Class A	309,549	9,311
*	BJ's Restaurants Inc.	236,152	9,281

3

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Fox Factory Holding Corp.	333,967	9,268
	Finish Line Inc. Class A	485,650	9,135
	GNC Holdings Inc. Class A	811,058	8,954
*	Red Robin Gourmet Burgers Inc.	158,093	8,916
	Guess? Inc.	734,000	8,881
*	Gray Television Inc.	801,633	8,698
*	Scientific Games Corp. Class A	602,201	8,431
*	Modine Manufacturing Co.	564,705	8,414
^	Fred's Inc. Class A	450,511	8,362
*	Liberty Media Corp-Liberty Media Class A	264,387	8,289
	World Wrestling Entertainment Inc. Class A	444,949	8,187
*	Francesca's Holdings Corp.	448,010	8,078
	Pier 1 Imports Inc.	944,822	8,069
	Red Rock Resorts Inc. Class A	343,777	7,972
	Marcus Corp.	250,726	7,898
*	Career Education Corp.	762,977	7,698
*	Tile Shop Holdings Inc.	391,248	7,649
	Buckle Inc.	333,991	7,615
	Sonic Automotive Inc. Class A	330,793	7,575
^,*	Shake Shack Inc. Class A	207,062	7,411
*	M/I Homes Inc.	293,721	7,396
*	Isle of Capri Casinos Inc.	295,832	7,304
	Superior Industries International Inc.	275,292	7,254
	Barnes & Noble Inc.	647,279	7,217
	Tower International Inc.	253,255	7,180
*	Taylor Morrison Home Corp. Class A	371,588	7,157
	Rent-A-Center Inc.	631,887	7,109
*	K12 Inc.	411,199	7,056
*	Nautilus Inc.	368,757	6,822
*	Vitamin Shoppe Inc.	286,086	6,795
*	Chuy's Holdings Inc.	207,583	6,736
	Ruth's Hospitality Group Inc.	365,592	6,690
*	Loral Space & Communications Inc.	162,054	6,652
*	Carrols Restaurant Group Inc.	420,864	6,418
*	Regis Corp.	429,367	6,234
^	PetMed Express Inc.	267,836	6,179
*	Iconix Brand Group Inc.	648,310	6,055
*	WCI Communities Inc.	258,202	6,055
*	Biglari Holdings Inc.	12,793	6,054
*	Motorcar Parts of America Inc.	222,262	5,983
*	Crocs Inc.	871,283	5,977
^,*	LGI Homes Inc.	207,790	5,970
*	Unifi Inc.	181,578	5,925
^,*	Caesars Entertainment Corp.	689,416	5,860
	Movado Group Inc.	200,677	5,769
	Haverty Furniture Cos. Inc.	240,718	5,705
	Blue Nile Inc.	140,190	5,696
*	MarineMax Inc.	294,110	5,691
*	Stoneridge Inc.	319,360	5,649
*	Del Taco Restaurants Inc.	393,644	5,558
	Entravision Communications Corp. Class A	792,717	5,549
^,*	Zoe's Kitchen Inc.	230,079	5,520
^,*	Sears Holdings Corp.	586,588	5,449
	Hooker Furniture Corp.	141,654	5,376
*	Horizon Global Corp.	223,659	5,368
*	FTD Cos. Inc.	224,463	5,351
^	Camping World Holdings Inc. Class A	163,643	5,333
*	Barnes & Noble Education Inc.	460,316	5,280
*	William Lyon Homes Class A	275,413	5,241
	Libbey Inc.	268,936	5,234
	NACCO Industries Inc. Class A	56,878	5,150
^,*	Chegg Inc.	695,969	5,136
^,*	Lumber Liquidators Holdings Inc.	324,347	5,105
	Carriage Services Inc. Class A	175,279	5,020

4

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Del Frisco's Restaurant Group Inc.	290,638	4,941
*	Beazer Homes USA Inc.	370,885	4,933
	Flexsteel Industries Inc.	78,656	4,851
*	American Public Education Inc.	192,354	4,722
	Culp Inc.	126,218	4,689
	Entercom Communications Corp. Class A	305,544	4,675
*	Zumiez Inc.	211,341	4,618
	Shoe Carnival Inc.	170,829	4,609
*	Acushnet Holdings Corp.	230,200	4,537
*	Eldorado Resorts Inc.	261,108	4,426
*	Federal-Mogul Holdings Corp.	414,839	4,277
*	America's Car-Mart Inc.	96,795	4,235
*	Global Eagle Entertainment Inc.	640,060	4,135
*	Malibu Boats Inc. Class A	215,890	4,119
*	Potbelly Corp.	318,021	4,102
*	Century Communities Inc.	191,492	4,021
	Bassett Furniture Industries Inc.	131,900	4,010
*	Party City Holdco Inc.	282,134	4,006
*	1-800-Flowers.com Inc. Class A	373,811	4,000
	Spartan Motors Inc.	427,400	3,953
*	Monarch Casino & Resort Inc.	153,194	3,949
*	tronc Inc.	281,612	3,906
*	Overstock.com Inc.	214,846	3,760
*	Hovnanian Enterprises Inc. Class A	1,370,470	3,741
	Big 5 Sporting Goods Corp.	213,072	3,697
^,*	Weight Watchers International Inc.	321,864	3,685
*	Bojangles' Inc.	191,582	3,573
^,*	Conn's Inc.	281,394	3,560
*	Perry Ellis International Inc.	142,870	3,559
*	Habit Restaurants Inc. Class A	205,685	3,548
	Metaldyne Performance Group Inc.	151,974	3,488
	Citi Trends Inc.	184,113	3,469
*	Sportsman's Warehouse Holdings Inc.	345,751	3,247
	Speedway Motorsports Inc.	147,341	3,193
*	El Pollo Loco Holdings Inc.	258,327	3,177
*	Reading International Inc. Class A	180,241	2,992
*	Kirkland's Inc.	190,978	2,962
	Saga Communications Inc. Class A	58,636	2,949
*	Daily Journal Corp.	12,078	2,920
*	Vera Bradley Inc.	247,811	2,904
*	Tuesday Morning Corp.	530,728	2,866
	Winmark Corp.	22,687	2,862
	CSS Industries Inc.	105,277	2,850
^,*	Intrawest Resorts Holdings Inc.	159,313	2,844
*	Green Brick Partners Inc.	267,713	2,691
^,*	Duluth Holdings Inc.	104,776	2,661
	Johnson Outdoors Inc. Class A	66,950	2,657
*	Nathan's Famous Inc.	40,915	2,655
^,*	Lands' End Inc.	170,875	2,589
*	Build-A-Bear Workshop Inc.	185,761	2,554
^,*	Sequential Brands Group Inc.	543,408	2,543
*	Ruby Tuesday Inc.	786,460	2,540
	Lifetime Brands Inc.	142,164	2,523
	Collectors Universe Inc.	118,079	2,507
*	Arctic Cat Inc.	162,615	2,442
^,*	Central European Media Enterprises Ltd. Class A	942,438	2,403
*	Lindblad Expeditions Holdings Inc.	251,912	2,381
*	Century Casinos Inc.	284,323	2,340
*	Ascent Capital Group Inc. Class A	142,885	2,323
*	ZAGG Inc.	325,656	2,312
*	West Marine Inc.	214,093	2,242
^,*	Jamba Inc.	215,696	2,222
	RCI Hospitality Holdings Inc.	128,640	2,200
*	Bridgepoint Education Inc.	214,984	2,178

5

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	MCBC Holdings Inc.	149,036	2,173
	Strattec Security Corp.	50,484	2,035
	Stein Mart Inc.	367,975	2,017
	Weyco Group Inc.	63,778	1,996
	Clear Channel Outdoor Holdings Inc. Class A	384,030	1,939
*	Destination XL Group Inc.	454,965	1,934
*	Boot Barn Holdings Inc.	149,730	1,875
*	Tilly's Inc. Class A	140,079	1,848
*	Lee Enterprises Inc.	635,237	1,842
	A H Belo Corp. Class A	282,493	1,794
*	At Home Group Inc.	119,699	1,751
*	Gaia Inc. Class A	200,361	1,733
*	Black Diamond Inc.	313,639	1,678
	Escalade Inc.	125,228	1,653
*	New Home Co. Inc.	139,708	1,636
*	Ballantyne Strong Inc.	201,989	1,616
	Superior Uniform Group Inc.	81,406	1,597
*	Red Lion Hotels Corp.	190,952	1,594
*	Delta Apparel Inc.	74,204	1,538
*	Kona Grill Inc.	121,230	1,521
*	VOXX International Corp. Class A	318,758	1,498
*	J Alexander's Holdings Inc.	137,490	1,478
*	Cherokee Inc.	134,890	1,416
	Stage Stores Inc.	320,386	1,400
^,*	Container Store Group Inc.	207,399	1,317
	Golden Entertainment Inc.	107,853	1,306
	Marine Products Corp.	92,735	1,286
	Liberty Tax Inc.	95,280	1,277
^,*	Vuzix Corp.	183,020	1,245
*	Skyline Corp.	80,480	1,244
^,*	JAKKS Pacific Inc.	240,874	1,241
^,*	Noodles & Co. Class A	285,581	1,171
*	Fogo De Chao Inc.	78,965	1,133
	Rocky Brands Inc.	96,054	1,109
*	Christopher & Banks Corp.	467,863	1,095
^,*	Vince Holding Corp.	258,122	1,045
*	Townsquare Media Inc. Class A	97,637	1,016
^,*	Hemisphere Media Group Inc. Class A	89,972	1,008
	Ark Restaurants Corp.	38,576	935
	Harte-Hanks Inc.	609,151	920
	Destination Maternity Corp.	171,292	886
*	Lakeland Industries Inc.	84,712	881
*	Radio One Inc.	297,981	864
	McClatchy Co. Class A	64,295	847
^,*	Empire Resorts Inc.	37,144	845
*	Luby's Inc.	194,885	834
*	EVINE Live Inc.	553,547	830
*	Cambium Learning Group Inc.	165,737	827
	Universal Technical Institute Inc.	272,998	794
	Beasley Broadcast Group Inc. Class A	126,614	785
^,*	Workhorse Group Inc.	104,819	740
*	UCP Inc.	60,007	723
*	New York & Co. Inc.	315,759	717
*	Bravo Brio Restaurant Group Inc.	187,850	714
*	Sears Hometown and Outlet Stores Inc.	150,354	707
*	Insignia Systems Inc.	289,292	691
*	Liberty Media Corp-Liberty Braves Class A	32,743	671
*	Papa Murphy's Holdings Inc.	156,898	662
*	Full House Resorts Inc.	273,501	656
*	Tandy Leather Factory Inc.	80,953	656
*	Trans World Entertainment Corp.	197,775	653
*	Town Sports International Holdings Inc.	245,271	613
	Dover Motorsports Inc.	247,503	569
^	Live Ventures Inc.	23,628	568

6

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Shiloh Industries Inc.	81,305	562
*	Famous Dave's of America Inc.	109,130	540
*	Dixie Group Inc.	150,034	540
*	Lincoln Educational Services Corp.	280,689	539
	Salem Media Group Inc. Class A	79,573	497
*	US Auto Parts Network Inc.	136,786	482
^,*	Nova Lifestyle Inc.	207,042	400
	Gaming Partners International Corp.	27,841	329
	LCI Industries	2,900	313
	Emmis Communications Corp. Class A	88,410	290
	Crown Crafts Inc.	36,945	286
*	Turtle Beach Corp.	215,648	283
*	Summer Infant Inc.	135,595	277
^,*	Good Times Restaurants Inc.	85,232	269
*	Peak Resorts Inc.	48,068	267
*	RH	8,600	264
^,*	hhgregg Inc.	180,715	258
*	Dover Downs Gaming & Entertainment Inc.	250,438	258
*	Cumulus Media Inc. Class A	244,557	249
*	Fenix Parts Inc.	86,421	244
*	Emerson Radio Corp.	222,590	234
^,*	bebe stores inc	44,443	226
*	Spanish Broadcasting System Inc.	73,034	223
^,*	Forward Industries Inc.	169,003	208
	AMCON Distributing Co.	1,764	203
*	Charles & Colvard Ltd.	184,730	203
*	Rave Restaurant Group Inc.	105,122	198
*	Bon-Ton Stores Inc.	134,140	197
	Educational Development Corp.	19,341	192
*	UQM Technologies Inc.	353,941	152
*	Cinedigm Corp. Class A	82,517	119
*	CafePress Inc.	40,283	118
	Stanley Furniture Co. Inc.	127,129	114
*	Perfumania Holdings Inc.	66,167	101
^,*	Clean Diesel Technologies Inc.	39,074	84
^,*	Chanticleer Holdings Inc.	198,489	81
*	NTN Buzztime Inc.	9,187	78
*	Sypris Solutions Inc.	88,213	78
*	Gordmans Stores Inc.	112,537	77
	Unique Fabricating Inc.	4,247	62
*	Nevada Gold & Casinos Inc.	33,200	61
*	Differential Brands Group Inc.	25,619	60
^,*	Ignite Restaurant Group Inc.	86,700	47
*	JRjr33 Inc.	50,630	38
*	RLJ Entertainment Inc.	21,254	34
	Flanigan's Enterprises Inc.	1,352	34
*	SPAR Group Inc.	33,227	33
*	Comstock Holding Cos. Inc. Class A	17,945	32
*	ONE Group Hospitality Inc.	13,997	31
*	Appliance Recycling Centers of America Inc.	24,098	27
*	Diversified Restaurant Holdings Inc.	10,100	14
*	Koss Corp.	3,992	9
*	Entertainment Gaming Asia Inc.	5,940	8
*	Hilton Worldwide Holdings Inc.	98	5
	P&F Industries Inc. Class A	574	5
*	Xcel Brands Inc.	577	3
	Canterbury Park Holding Corp.	209	2
*	Here Media Inc.	12,670	—
			7,369,726
Consumer Staples (3.5%)
	Bunge Ltd.	1,653,378	119,440

7

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	WhiteWave Foods Co. Class A	2,095,150	116,490
	Ingredion Inc.	856,925	107,081
*	Rite Aid Corp.	12,490,841	102,925
	Pinnacle Foods Inc.	1,400,815	74,874
*	Lamb Weston Holdings Inc.	1,641,935	62,147
*	Post Holdings Inc.	768,698	61,796
	Casey's General Stores Inc.	463,157	55,060
*	Edgewell Personal Care Co.	685,536	50,037
*	TreeHouse Foods Inc.	673,144	48,594
*	Hain Celestial Group Inc.	1,227,803	47,921
	Flowers Foods Inc.	2,166,877	43,273
^,*	Herbalife Ltd.	827,962	39,858
	Snyder's-Lance Inc.	1,002,946	38,453
	Spectrum Brands Holdings Inc.	289,563	35,422
	B&G Foods Inc.	787,618	34,498
	Energizer Holdings Inc.	734,108	32,749
	Lancaster Colony Corp.	231,558	32,740
*	Sprouts Farmers Market Inc.	1,628,612	30,813
	Nu Skin Enterprises Inc. Class A	612,825	29,281
*	United Natural Foods Inc.	597,840	28,529
*	Blue Buffalo Pet Products Inc.	1,125,249	27,051
	Vector Group Ltd.	1,189,473	27,049
*	Avon Products Inc.	5,207,291	26,245
*	HRG Group Inc.	1,634,610	25,435
*	Darling Ingredients Inc.	1,933,826	24,966
	Fresh Del Monte Produce Inc.	394,426	23,914
	J&J Snack Foods Corp.	178,451	23,811
	Dean Foods Co.	1,069,012	23,283
	PriceSmart Inc.	272,277	22,735
	Sanderson Farms Inc.	235,347	22,179
	WD-40 Co.	170,627	19,946
*	Boston Beer Co. Inc. Class A	107,369	18,237
	SpartanNash Co.	438,912	17,355
	Universal Corp.	266,707	17,003
^	Cal-Maine Foods Inc.	353,429	15,613
*	US Foods Holding Corp.	553,828	15,219
*	SUPERVALU Inc.	3,135,600	14,643
*	Central Garden & Pet Co. Class A	455,384	14,071
	Andersons Inc.	311,795	13,937
*	Performance Food Group Co.	547,739	13,146
	Pilgrim's Pride Corp.	692,135	13,144
*	Seaboard Corp.	3,273	12,935
	Weis Markets Inc.	192,169	12,845
	Calavo Growers Inc.	182,223	11,188
	Coca-Cola Bottling Co. Consolidated	55,277	9,886
^	Tootsie Roll Industries Inc.	217,625	8,651
	Ingles Markets Inc. Class A	169,402	8,148
*	USANA Health Sciences Inc.	123,567	7,562
	National Beverage Corp.	142,642	7,286
	John B Sanfilippo & Son Inc.	101,576	7,150
	MGP Ingredients Inc.	142,882	7,141
*	Omega Protein Corp.	276,084	6,916
	AdvancePierre Foods Holdings Inc.	230,458	6,863
	Inter Parfums Inc.	209,240	6,853
	Medifast Inc.	139,076	5,790
*	Hostess Brands Inc.	443,500	5,765
*	Smart & Final Stores Inc.	345,815	4,876
*	Landec Corp.	333,842	4,607
*	Revlon Inc. Class A	151,994	4,431
*	Farmer Brothers Co.	113,938	4,182
	Nutraceutical International Corp.	107,236	3,748
*	elf Beauty Inc.	125,483	3,631
*	Chefs' Warehouse Inc.	227,304	3,591
*	Seneca Foods Corp. Class A	88,044	3,526

8

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Primo Water Corp.	287,129	3,526
	Village Super Market Inc. Class A	104,352	3,224
^	Orchids Paper Products Co.	121,562	3,182
^,*	Amplify Snack Brands Inc.	343,737	3,028
	Limoneira Co.	130,413	2,805
*	Freshpet Inc.	241,630	2,453
	Oil-Dri Corp. of America	62,564	2,391
*	Inventure Foods Inc.	238,991	2,354
*	Alliance One International Inc.	113,772	2,184
^	Natural Health Trends Corp.	79,602	1,978
*	Craft Brew Alliance Inc.	104,766	1,771
*	Natural Grocers by Vitamin Cottage Inc.	125,610	1,493
	Nature's Sunshine Products Inc.	85,400	1,281
*	Lifevantage Corp.	156,198	1,273
*	Turning Point Brands Inc.	98,539	1,207
*	Synutra International Inc.	221,114	1,183
	Alico Inc.	43,158	1,172
*	Central Garden & Pet Co.	32,715	1,083
*	Lifeway Foods Inc.	86,690	998
	Rocky Mountain Chocolate Factory Inc.	95,531	973
^,*	22nd Century Group Inc.	878,906	958
*	S&W Seed Co.	198,796	914
	United-Guardian Inc.	57,249	887
*	Natural Alternatives International Inc.	70,591	798
*	Castle Brands Inc.	518,754	394
*	Female Health Co.	275,830	251
*	Reed's Inc.	57,535	236
	Mannatech Inc.	11,471	233
*	Coffee Holding Co. Inc.	33,360	155
^,*	DS Healthcare Group Inc.	104,494	69
	Ocean Bio-Chem Inc.	11,030	41
*	Crystal Rock Holdings Inc.	42,584	35
	Reliv International Inc.	6,495	30
*	RiceBran Technologies	20,529	21
*	Long Island Iced Tea Corp.	4,041	17
*	Arcadia Biosciences Inc.	6,213	6
*	MYOS RENS Technology Inc.	1,200	1
			1,813,139
Energy (4.5%)
	Targa Resources Corp.	2,145,962	120,324
*	Cheniere Energy Inc.	2,781,722	115,247
*	Diamondback Energy Inc.	1,051,917	106,307
	HollyFrontier Corp.	2,089,735	68,460
*	Energen Corp.	1,150,419	66,345
*	Parsley Energy Inc. Class A	1,833,720	64,620
	Core Laboratories NV	522,801	62,757
*	WPX Energy Inc.	4,093,438	59,641
^,*	Weatherford International plc	11,660,924	58,188
	Nabors Industries Ltd.	3,359,168	55,090
*	Continental Resources Inc.	1,022,614	52,706
*	QEP Resources Inc.	2,847,288	52,419
*	RSP Permian Inc.	1,082,612	48,306
*	PDC Energy Inc.	662,229	48,065
	US Silica Holdings Inc.	847,173	48,018
	Patterson-UTI Energy Inc.	1,748,084	47,058
*	Oasis Petroleum Inc.	2,804,163	42,455
*	Antero Resources Corp.	1,721,541	40,714
*	Rice Energy Inc.	1,900,590	40,578
*	Whiting Petroleum Corp.	3,372,450	40,537
*	Gulfport Energy Corp.	1,836,180	39,735
	SM Energy Co.	1,145,552	39,499
	World Fuel Services Corp.	833,643	38,273
	CONSOL Energy Inc.	2,096,516	38,219
*	Callon Petroleum Co.	2,378,500	36,558

9

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	PBF Energy Inc. Class A	1,296,049	36,134
	Western Refining Inc.	940,293	35,590
	Ensco plc Class A	3,590,564	34,900
	Oceaneering International Inc.	1,162,844	32,804
	Superior Energy Services Inc.	1,799,960	30,383
*	Matador Resources Co.	1,091,402	28,115
*	Rowan Cos. plc Class A	1,485,662	28,064
*	Carrizo Oil & Gas Inc.	724,338	27,054
*	Dril-Quip Inc.	445,493	26,752
	SemGroup Corp. Class A	630,560	26,326
*	Oil States International Inc.	608,086	23,715
*	Laredo Petroleum Inc.	1,674,433	23,676
*	Arch Coal Inc. Class A	291,203	22,728
^,*	Synergy Resources Corp.	2,378,231	21,190
*	Fairmount Santrol Holdings Inc.	1,788,605	21,088
*	McDermott International Inc.	2,849,188	21,055
*	Forum Energy Technologies Inc.	843,556	18,558
*	Denbury Resources Inc.	4,721,425	17,375
	Noble Corp. plc	2,880,842	17,055
*	Unit Corp.	609,371	16,374
	Delek US Holdings Inc.	650,086	15,648
^	RPC Inc.	701,350	13,894
*	SEACOR Holdings Inc.	190,894	13,607
*	Diamond Offshore Drilling Inc.	767,173	13,579
*	Kosmos Energy Ltd.	1,887,753	13,233
*	Centennial Resource Development Inc. Class A	612,013	12,069
*	Helix Energy Solutions Group Inc.	1,344,706	11,860
	Green Plains Inc.	420,046	11,698
	Archrock Inc.	817,016	10,785
^	California Resources Corp.	488,022	10,390
^,*	Clayton Williams Energy Inc.	83,324	9,937
*	Extraction Oil & Gas Inc.	468,536	9,389
^	Atwood Oceanics Inc.	705,116	9,258
*	Exterran Corp.	365,654	8,739
^,*	Resolute Energy Corp.	204,622	8,428
	Bristow Group Inc.	376,858	7,718
*	Newpark Resources Inc.	1,024,237	7,682
*	Matrix Service Co.	317,532	7,208
^	Frank's International NV	581,125	7,154
*	REX American Resources Corp.	69,090	6,823
*	TETRA Technologies Inc.	1,343,293	6,743
*	Ring Energy Inc.	496,296	6,447
^,*	Bill Barrett Corp.	892,077	6,236
*	Pioneer Energy Services Corp.	895,829	6,136
*	Sanchez Energy Corp.	676,454	6,108
*	Par Pacific Holdings Inc.	381,079	5,541
*	SandRidge Energy Inc.	230,795	5,435
*	Cobalt International Energy Inc.	3,993,400	4,872
	CVR Energy Inc.	189,333	4,807
*	Natural Gas Services Group Inc.	148,538	4,775
*	Tesco Corp.	568,819	4,693
	Panhandle Oil and Gas Inc. Class A	197,075	4,641
	Alon USA Energy Inc.	389,875	4,437
*	Gener8 Maritime Inc.	972,153	4,355
*	Pacific Ethanol Inc.	436,386	4,146
*	Cloud Peak Energy Inc.	732,830	4,111
*	Parker Drilling Co.	1,555,328	4,044
^,*	Renewable Energy Group Inc.	412,660	4,003
*	Era Group Inc.	229,597	3,896
*	Abraxas Petroleum Corp.	1,428,776	3,672
*	Westmoreland Coal Co.	207,356	3,664
*	RigNet Inc.	157,822	3,654
	Evolution Petroleum Corp.	361,634	3,616
*	Halcon Resources Corp.	364,100	3,401

10

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Geospace Technologies Corp.	166,717	3,394
^,*	EP Energy Corp. Class A	510,110	3,341
*	Clean Energy Fuels Corp.	1,155,578	3,305
^,*	Jones Energy Inc. Class A	631,798	3,159
*	Eclipse Resources Corp.	1,040,820	2,779
^,*	Hornbeck Offshore Services Inc.	377,446	2,725
*	CARBO Ceramics Inc.	255,868	2,676
*	Contango Oil & Gas Co.	267,869	2,502
*	Independence Contract Drilling Inc.	351,910	2,358
	Gulf Island Fabrication Inc.	196,614	2,340
	Hallador Energy Co.	245,032	2,227
*	International Seaways Inc.	152,401	2,140
*	Smart Sand Inc.	128,996	2,135
*	Gastar Exploration Inc.	1,314,278	2,037
^,*	EXCO Resources Inc.	2,262,793	1,977
^,*	Tidewater Inc.	579,552	1,976
*	Willbros Group Inc.	603,497	1,955
*	Dawson Geophysical Co.	241,879	1,945
*	Overseas Shipholding Group Inc. Class A	456,031	1,747
^,*	Northern Oil and Gas Inc.	612,549	1,685
^,*	Uranium Energy Corp.	1,418,170	1,588
^,*	Approach Resources Inc.	444,345	1,489
^,*	W&T Offshore Inc.	498,175	1,380
*	PHI Inc.	75,566	1,292
^	Comstock Resources Inc.	125,310	1,234
^,*	Earthstone Energy Inc.	86,910	1,194
*	Mammoth Energy Services Inc.	73,989	1,125
*	Lonestar Resources US Inc. Class A	123,947	1,058
*	Isramco Inc.	7,789	968
	Adams Resources & Energy Inc.	23,684	939
*	PHI Inc. NV	45,104	813
*	Harvest Natural Resources Inc.	122,575	758
*	VAALCO Energy Inc.	726,471	756
*	Amyris Inc.	1,016,480	742
^,*	Magellan Petroleum Corp.	64,375	724
*	ION Geophysical Corp.	119,801	719
*	Synthesis Energy Systems Inc.	639,776	640
*	PetroQuest Energy Inc.	191,143	633
*	Mitcham Industries Inc.	148,174	615
*	Aspen Aerogels Inc.	142,979	590
*	Gulfmark Offshore Inc.	316,042	553
^,*	Bonanza Creek Energy Inc.	512,901	523
^,*	Erin Energy Corp.	166,172	507
*	Centrus Energy Corp. Class A	78,775	503
^,*	Rex Energy Corp.	958,737	452
*	Zion Oil & Gas Inc.	240,958	330
^,*	Gevo Inc.	1,767,344	306
*	Profire Energy Inc.	187,943	259
^,*	Torchlight Energy Resources Inc.	216,867	256
*	PrimeEnergy Corp.	3,726	201
*	Vertex Energy Inc.	151,434	198
*	TransAtlantic Petroleum Ltd.	175,749	195
^,*	Uranium Resources Inc.	140,869	193
^,*	Triangle Petroleum Corp.	813,997	192
*	SAExploration Holdings Inc.	16,500	120
	US Energy Corp. Wyoming	67,365	86
*	Barnwell Industries Inc.	48,034	79
^,*	Lucas Energy Inc.	57,978	72
*	ENGlobal Corp.	26,244	63
^,*	New Concept Energy Inc.	24,244	52
^,*	Tengasco Inc.	55,819	38
*	Enservco Corp.	47,023	26
*	FieldPoint Petroleum Corp.	35,776	26
*	Aemetis Inc.	17,273	24

11

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Yuma Energy Inc.	2,896	10
^,*	Superior Drilling Products Inc.	6,778	9
	Tengasco Inc. Rights Exp. 02/02/2017	55,820	9
*	PEDEVCO Corp.	40,105	5
^,*	EnerJex Resources Inc.	5,531	2
*	Eco-Stim Energy Solutions Inc.	1,481	1
*	FieldPoint Petroleum Corp. Warrants Exp. 03/23/2017	33,558	1
	Range Resources Corp.	1	—
			2,334,538
Financials (17.9%)
	First Republic Bank	1,813,091	167,058
*	Markel Corp.	164,771	149,035
*	Arch Capital Group Ltd.	1,451,181	125,222
	TD Ameritrade Holding Corp.	2,863,708	124,858
	Annaly Capital Management Inc.	12,100,566	120,643
*	Alleghany Corp.	181,391	110,308
	FNF Group	3,218,879	109,313
	Ally Financial Inc.	5,581,946	106,169
*	SVB Financial Group	614,703	105,520
	Everest Re Group Ltd.	486,028	105,176
	Raymond James Financial Inc.	1,486,364	102,960
	CIT Group Inc.	2,383,450	101,726
*	Signature Bank	636,066	95,537
	Reinsurance Group of America Inc. Class A	758,028	95,383
	New York Community Bancorp Inc.	5,780,204	91,963
	Voya Financial Inc.	2,295,055	90,012
	MSCI Inc. Class A	1,115,879	87,909
	East West Bancorp Inc.	1,692,935	86,052
	SEI Investments Co.	1,593,457	78,653
	FactSet Research Systems Inc.	472,044	77,146
	PacWest Bancorp	1,401,159	76,279
	WR Berkley Corp.	1,144,960	76,151
	American Financial Group Inc.	854,318	75,283
	AGNC Investment Corp.	3,930,414	71,258
	CBOE Holdings Inc.	956,051	70,643
	Endurance Specialty Holdings Ltd.	759,305	70,160
	Axis Capital Holdings Ltd.	1,041,170	67,957
	Starwood Property Trust Inc.	3,036,260	66,646
	RenaissanceRe Holdings Ltd.	480,787	65,493
	MarketAxess Holdings Inc.	443,164	65,110
	Lazard Ltd. Class A	1,541,107	63,324
	Commerce Bancshares Inc.	1,043,591	60,330
	Brown & Brown Inc.	1,341,004	60,157
	Webster Financial Corp.	1,078,126	58,521
	Synovus Financial Corp.	1,423,074	58,460
	Assured Guaranty Ltd.	1,534,015	57,940
	Cullen/Frost Bankers Inc.	656,511	57,924
	Prosperity Bancshares Inc.	805,249	57,801
	Bank of the Ozarks Inc.	1,075,317	56,551
	Allied World Assurance Co. Holdings AG	1,041,901	55,961
	Eaton Vance Corp.	1,326,938	55,572
*	SLM Corp.	5,019,292	55,313
	Old Republic International Corp.	2,874,650	54,618
	First Horizon National Corp.	2,702,649	54,080
*	Western Alliance Bancorp	1,105,228	53,836
	Popular Inc.	1,222,117	53,553
	Validus Holdings Ltd.	938,627	51,634
	Investors Bancorp Inc.	3,673,403	51,244
	PrivateBancorp Inc.	939,306	50,901
	Umpqua Holdings Corp.	2,593,223	48,701
	First American Financial Corp.	1,298,115	47,550
	New Residential Investment Corp.	2,963,736	46,590
	BankUnited Inc.	1,217,421	45,885
	Radian Group Inc.	2,536,524	45,607

12

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	White Mountains Insurance Group Ltd.	54,499	45,564
	Hanover Insurance Group Inc.	499,534	45,463
	Bank of Hawaii Corp.	511,202	45,339
	Chemical Financial Corp.	830,388	44,982
*	Texas Capital Bancshares Inc.	569,984	44,687
	IBERIABANK Corp.	526,199	44,069
	United Bankshares Inc.	950,959	43,982
	Wintrust Financial Corp.	600,824	43,602
	Associated Banc-Corp	1,763,480	43,558
	Hancock Holding Co.	978,463	42,172
*	MGIC Investment Corp.	4,016,381	40,927
	Home BancShares Inc.	1,450,709	40,286
	FNB Corp.	2,476,383	39,696
	CNO Financial Group Inc.	2,059,983	39,449
	MB Financial Inc.	833,172	39,351
	UMB Financial Corp.	508,453	39,212
	TCF Financial Corp.	1,981,564	38,819
	Aspen Insurance Holdings Ltd.	704,618	38,754
*	Stifel Financial Corp.	775,606	38,742
	Fulton Financial Corp.	2,030,634	38,176
	First Citizens BancShares Inc. Class A	105,814	37,564
	Primerica Inc.	540,362	37,366
	Chimera Investment Corp.	2,127,698	36,213
	Washington Federal Inc.	1,052,618	36,157
	Two Harbors Investment Corp.	4,135,498	36,062
	Sterling Bancorp	1,535,878	35,940
	First Financial Bankshares Inc.	787,103	35,577
	Pinnacle Financial Partners Inc.	513,025	35,553
	Valley National Bancorp	3,017,673	35,126
	ProAssurance Corp.	620,987	34,899
	AmTrust Financial Services Inc.	1,270,013	34,773
	Community Bank System Inc.	543,444	33,579
	MFA Financial Inc.	4,397,728	33,555
	NorthStar Asset Management Group Inc.	2,246,186	33,513
	Cathay General Bancorp	878,103	33,394
	Blackstone Mortgage Trust Inc. Class A	1,104,403	33,209
	LPL Financial Holdings Inc.	942,630	33,190
	Hope Bancorp Inc.	1,506,954	32,987
	Glacier Bancorp Inc.	898,578	32,555
^,*	Credit Acceptance Corp.	149,327	32,480
	Legg Mason Inc.	1,063,102	31,797
	Evercore Partners Inc. Class A	455,123	31,267
	BancorpSouth Inc.	996,128	30,930
	Federated Investors Inc. Class B	1,090,284	30,833
	Columbia Banking System Inc.	689,851	30,823
	Great Western Bancorp Inc.	684,547	29,839
	Selective Insurance Group Inc.	677,014	29,145
	Old National Bancorp	1,595,365	28,956
	Interactive Brokers Group Inc.	784,895	28,657
	RLI Corp.	448,226	28,297
*	Essent Group Ltd.	872,195	28,233
	Hilltop Holdings Inc.	942,366	28,083
	Trustmark Corp.	783,582	27,935
	International Bancshares Corp.	683,339	27,880
	Colony Capital Inc. Class A	1,360,528	27,551
	CVB Financial Corp.	1,181,695	27,096
	FirstCash Inc.	573,362	26,948
	Mercury General Corp.	436,534	26,284
	BGC Partners Inc. Class A	2,561,893	26,208
	South State Corp.	296,411	25,906
	EverBank Financial Corp.	1,320,684	25,687
	Erie Indemnity Co. Class A	228,297	25,672
	Capitol Federal Financial Inc.	1,530,398	25,190
*	Enstar Group Ltd.	127,407	25,188

13

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Kemper Corp.	568,252	25,174
	First Midwest Bancorp Inc.	965,516	24,360
	United Community Banks Inc.	818,337	24,239
	American Equity Investment Life Holding Co.	1,033,686	23,299
	Argo Group International Holdings Ltd.	353,476	23,294
	Financial Engines Inc.	627,301	23,053
	Independent Bank Corp.	323,708	22,805
*	Genworth Financial Inc. Class A	5,944,888	22,650
	Towne Bank	675,367	22,456
	Janus Capital Group Inc.	1,679,293	22,284
	Simmons First National Corp. Class A	357,180	22,199
	Northwest Bancshares Inc.	1,215,659	21,918
*	FCB Financial Holdings Inc. Class A	456,463	21,773
*	Eagle Bancorp Inc.	356,015	21,699
	Yadkin Financial Corp.	629,591	21,570
	First Financial Bancorp	757,871	21,561
	WesBanco Inc.	497,246	21,411
*	PRA Group Inc.	546,224	21,357
	BOK Financial Corp.	257,176	21,356
	Renasant Corp.	499,803	21,102
	LegacyTexas Financial Group Inc.	485,705	20,914
	NBT Bancorp Inc.	493,459	20,666
	Provident Financial Services Inc.	724,747	20,510
	Horace Mann Educators Corp.	476,222	20,382
	Astoria Financial Corp.	1,073,685	20,024
*	LendingClub Corp.	3,798,682	19,943
	ServisFirst Bancshares Inc.	522,242	19,553
	Union Bankshares Corp.	546,775	19,542
	First Merchants Corp.	518,510	19,522
^	Westamerica Bancorporation	309,331	19,466
^,*	BofI Holding Inc.	679,877	19,411
	Invesco Mortgage Capital Inc.	1,318,949	19,257
	Park National Corp.	159,344	19,067
	BNC Bancorp	594,562	18,967
	Waddell & Reed Financial Inc. Class A	966,867	18,864
	Ameris Bancorp	423,288	18,455
	National General Holdings Corp.	729,693	18,235
*	Santander Consumer USA Holdings Inc.	1,321,561	17,841
	Beneficial Bancorp Inc.	952,818	17,532
	Banner Corp.	312,870	17,461
	Kearny Financial Corp.	1,104,812	17,180
	S&T Bancorp Inc.	433,580	16,927
	Morningstar Inc.	228,554	16,812
	Boston Private Financial Holdings Inc.	994,340	16,456
*	MBIA Inc.	1,491,712	15,961
	Navigators Group Inc.	133,487	15,718
	Apollo Commercial Real Estate Finance Inc.	927,094	15,408
	WSFS Financial Corp.	330,906	15,338
	Brookline Bancorp Inc.	918,513	15,064
	CenterState Banks Inc.	595,579	14,991
	Employers Holdings Inc.	378,167	14,975
	Maiden Holdings Ltd.	858,010	14,972
^	WisdomTree Investments Inc.	1,340,741	14,936
	Lakeland Financial Corp.	313,339	14,840
	First Commonwealth Financial Corp.	1,042,647	14,785
	Berkshire Hills Bancorp Inc.	400,253	14,749
	Tompkins Financial Corp.	154,669	14,622
	CYS Investments Inc.	1,843,281	14,249
	CNA Financial Corp.	341,852	14,187
	AMERISAFE Inc.	226,590	14,128
	Redwood Trust Inc.	917,705	13,958
	Artisan Partners Asset Management Inc. Class A	466,114	13,867
	Hanmi Financial Corp.	395,738	13,811
*	OneMain Holdings Inc. Class A	622,255	13,777

14

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
TFS Financial Corp.	711,789	13,552
Capital Bank Financial Corp.	341,258	13,394
Cardinal Financial Corp.	406,217	13,320
PennyMac Mortgage Investment Trust	803,143	13,147
First Busey Corp.	424,993	13,081
United Fire Group Inc.	261,444	12,855
* Green Dot Corp. Class A	545,864	12,855
Stewart Information Services Corp.	274,854	12,665
Sandy Spring Bancorp Inc.	315,703	12,625
Safety Insurance Group Inc.	171,284	12,624
Heartland Financial USA Inc.	260,282	12,494
Stock Yards Bancorp Inc.	265,787	12,479
American National Insurance Co.	98,928	12,327
Central Pacific Financial Corp.	391,760	12,309
City Holding Co.	181,033	12,238
Meridian Bancorp Inc.	642,411	12,142
State Bank Financial Corp.	450,266	12,094
United Financial Bancorp Inc.	664,864	12,074
Infinity Property & Casualty Corp.	137,225	12,062
* Piper Jaffray Cos.	164,837	11,951
* Customers Bancorp Inc.	328,684	11,773
Capstead Mortgage Corp.	1,150,597	11,725
Nelnet Inc. Class A	230,949	11,721
Bats Global Markets Inc.	349,603	11,715
Southside Bancshares Inc.	309,135	11,645
* Pacific Premier Bancorp Inc.	328,263	11,604
Northfield Bancorp Inc.	558,621	11,156
TrustCo Bank Corp. NY	1,274,793	11,154
* FNFV Group	801,994	10,987
Universal Insurance Holdings Inc.	383,610	10,895
Enterprise Financial Services Corp.	253,065	10,882
Washington Trust Bancorp Inc.	190,720	10,690
Meta Financial Group Inc.	103,477	10,648
1st Source Corp.	236,946	10,582
OceanFirst Financial Corp.	351,213	10,547
National Bank Holdings Corp. Class A	330,453	10,538
Univest Corp. of Pennsylvania	340,884	10,533
* Walker & Dunlop Inc.	336,592	10,502
Flushing Financial Corp.	356,373	10,474
Heritage Financial Corp.	406,066	10,456
MainSource Financial Group Inc.	302,299	10,399
First Interstate BancSystem Inc. Class A	240,582	10,237
* First BanCorp (New York Shares)	1,539,344	10,175
German American Bancorp Inc.	191,835	10,092
Banc of California Inc.	580,587	10,073
Hannon Armstrong Sustainable Infrastructure Capital Inc.	529,414	10,054
FBL Financial Group Inc. Class A	126,086	9,854
* PHH Corp.	641,357	9,723
ARMOUR Residential REIT Inc.	443,525	9,620
BancFirst Corp.	103,242	9,607
Oritani Financial Corp.	508,784	9,540
Bryn Mawr Bank Corp.	222,438	9,376
Lakeland Bancorp Inc.	479,889	9,358
First Hawaiian Inc.	268,515	9,350
* MTGE Investment Corp.	583,144	9,155
National Western Life Group Inc. Class A	29,274	9,098
ConnectOne Bancorp Inc.	347,816	9,026
Community Trust Bancorp Inc.	181,058	8,980
TriCo Bancshares	262,735	8,980
Greenhill & Co. Inc.	320,073	8,866
* HomeStreet Inc.	277,533	8,770
Preferred Bank	165,206	8,660
* LendingTree Inc.	85,093	8,624
Ladder Capital Corp. Class A	626,178	8,591

15

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Great Southern Bancorp Inc.	154,598	8,449
	Bridge Bancorp Inc.	222,367	8,428
	New York Mortgage Trust Inc.	1,273,991	8,408
*	Seacoast Banking Corp. of Florida	380,194	8,387
	Cohen & Steers Inc.	249,563	8,385
	James River Group Holdings Ltd.	201,154	8,358
	Dime Community Bancshares Inc.	411,785	8,277
*	Greenlight Capital Re Ltd. Class A	362,462	8,264
	CoBiz Financial Inc.	485,616	8,202
*	Third Point Reinsurance Ltd.	706,222	8,157
	Independent Bank Group Inc.	129,519	8,082
	Mercantile Bank Corp.	214,105	8,072
	Virtus Investment Partners Inc.	68,203	8,051
	Camden National Corp.	180,726	8,033
*	Encore Capital Group Inc.	279,957	8,021
	Peoples Bancorp Inc.	245,031	7,954
	Diamond Hill Investment Group Inc.	37,250	7,837
*	KCG Holdings Inc. Class A	591,044	7,831
	First Financial Corp.	147,493	7,788
	Arrow Financial Corp.	190,840	7,729
	First of Long Island Corp.	265,751	7,587
*	INTL. FCStone Inc.	191,289	7,575
	Investment Technology Group Inc.	382,352	7,548
	Park Sterling Corp.	693,428	7,482
*	HarborOne Bancorp Inc.	385,394	7,454
	Virtu Financial Inc. Class A	463,322	7,390
	OFG Bancorp	556,653	7,292
*	Donnelley Financial Solutions Inc.	315,024	7,239
	First Bancorp	266,726	7,239
	Moelis & Co. Class A	211,976	7,186
*	Flagstar Bancorp Inc.	266,264	7,173
	QCR Holdings Inc.	164,716	7,132
	Blue Hills Bancorp Inc.	376,981	7,068
^,*	Nationstar Mortgage Holdings Inc.	390,036	7,044
	Altisource Residential Corp.	637,781	7,041
	Horizon Bancorp	250,615	7,017
*	NMI Holdings Inc. Class A	650,661	6,930
	Financial Institutions Inc.	200,570	6,860
	Independent Bank Corp.	313,302	6,799
	Waterstone Financial Inc.	361,546	6,652
*	Ocwen Financial Corp.	1,229,190	6,625
*	Ambac Financial Group Inc.	290,401	6,534
	Opus Bank	216,781	6,514
	Fidelity Southern Corp.	273,459	6,473
*	HomeTrust Bancshares Inc.	249,643	6,466
	Federal Agricultural Mortgage Corp.	112,831	6,462
*	EZCORP Inc. Class A	606,639	6,461
	Southwest Bancorp Inc.	222,441	6,451
	Anworth Mortgage Asset Corp.	1,247,419	6,449
	Bank Mutual Corp.	671,353	6,344
	Suffolk Bancorp	147,355	6,310
*	TriState Capital Holdings Inc.	280,421	6,197
	AG Mortgage Investment Trust Inc.	358,165	6,128
	Stonegate Bank	146,694	6,122
*	CU Bancorp	168,786	6,043
*	Franklin Financial Network Inc.	144,087	6,030
	First Community Bancshares Inc.	197,708	5,959
	PJT Partners Inc.	190,786	5,891
	Guaranty Bancorp	240,238	5,814
	West Bancorporation Inc.	231,991	5,730
	First Defiance Financial Corp.	112,578	5,712
	State Auto Financial Corp.	213,024	5,711
	Westwood Holdings Group Inc.	94,746	5,684
	People's Utah Bancorp	211,657	5,683

16

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	United Community Financial Corp.	622,305	5,563
	State National Cos. Inc.	399,074	5,531
^,*	Citizens Inc. Class A	546,004	5,362
	Pacific Continental Corp.	245,300	5,360
	Live Oak Bancshares Inc.	284,120	5,256
	Heritage Commerce Corp.	363,460	5,245
	Peapack Gladstone Financial Corp.	167,805	5,182
	Western Asset Mortgage Capital Corp.	512,006	5,156
*	Bancorp Inc.	653,921	5,140
	OneBeacon Insurance Group Ltd. Class A	317,423	5,095
	Ares Commercial Real Estate Corp.	368,606	5,061
*	Allegiance Bancshares Inc.	135,427	4,896
	Heritage Insurance Holdings Inc.	310,386	4,864
	Republic Bancorp Inc. Class A	121,974	4,823
	First Connecticut Bancorp Inc.	211,033	4,780
*	Triumph Bancorp Inc.	182,251	4,766
*	Cowen Group Inc. Class A	303,784	4,709
*	Global Indemnity Ltd.	122,401	4,677
	Clifton Bancorp Inc.	276,081	4,671
	Houlihan Lokey Inc.	149,863	4,664
	Territorial Bancorp Inc.	142,008	4,664
*	First Foundation Inc.	159,315	4,540
	Citizens & Northern Corp.	171,466	4,492
	Dynex Capital Inc.	650,800	4,438
*	World Acceptance Corp.	68,734	4,418
*	PICO Holdings Inc.	289,977	4,393
*	National Commerce Corp.	117,485	4,365
	Carolina Financial Corp.	140,863	4,337
*	Nicolet Bankshares Inc.	87,343	4,165
	Sun Bancorp Inc.	159,720	4,153
	Kinsale Capital Group Inc.	120,621	4,102
	HCI Group Inc.	103,398	4,082
*	PennyMac Financial Services Inc. Class A	244,026	4,063
	Macatawa Bank Corp.	386,064	4,019
*	Republic First Bancorp Inc.	480,436	4,012
*	Safeguard Scientifics Inc.	296,508	3,988
	Arbor Realty Trust Inc.	531,417	3,964
	Arlington Asset Investment Corp. Class A	266,617	3,951
	Western New England Bancorp Inc.	420,971	3,936
*	Enova International Inc.	312,302	3,919
	Merchants Bancshares Inc.	72,278	3,917
	Farmers National Banc Corp.	275,813	3,917
	MBT Financial Corp.	344,856	3,914
*	WMIH Corp.	2,511,617	3,893
*	Green Bancorp Inc.	256,078	3,892
	First Bancorp Inc.	117,592	3,892
^	Fidelity & Guaranty Life	163,005	3,863
*	BSB Bancorp Inc.	130,710	3,784
	Baldwin & Lyons Inc.	150,131	3,783
	BankFinancial Corp.	253,411	3,756
	Heritage Oaks Bancorp	302,047	3,724
*	Ladenburg Thalmann Financial Services Inc.	1,521,677	3,713
	Bank of Marin Bancorp	50,916	3,551
^	Xenith Bankshares Inc.	124,980	3,524
	CNB Financial Corp.	131,724	3,522
	Farmers Capital Bank Corp.	82,443	3,467
	EMC Insurance Group Inc.	114,838	3,446
*	Cascade Bancorp	421,570	3,423
	Crawford & Co. Class B	262,423	3,296
	MidWestOne Financial Group Inc.	87,390	3,286
	United Insurance Holdings Corp.	215,250	3,259
	SI Financial Group Inc.	210,747	3,246
	Resource Capital Corp.	386,414	3,219
*	Regional Management Corp.	121,910	3,204

17

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	National Bankshares Inc.	73,268	3,184
*	Drive Shack Inc.	829,816	3,120
	First Mid-Illinois Bancshares Inc.	90,250	3,069
	Oppenheimer Holdings Inc. Class A	163,926	3,049
	WashingtonFirst Bankshares Inc.	104,585	3,032
^,*	Trupanion Inc.	195,216	3,030
	Sierra Bancorp	113,632	3,021
^	Orchid Island Capital Inc.	275,495	2,984
	American National Bankshares Inc.	85,717	2,983
	Northrim BanCorp Inc.	93,713	2,961
*	Atlantic Capital Bancshares Inc.	154,881	2,943
	ACNB Corp.	93,329	2,917
	MutualFirst Financial Inc.	87,982	2,912
	Enterprise Bancorp Inc.	76,901	2,888
	Southern Missouri Bancorp Inc.	80,044	2,832
	Ames National Corp.	85,614	2,825
*	NewStar Financial Inc.	301,018	2,784
	Bar Harbor Bankshares	58,688	2,778
	Century Bancorp Inc. Class A	45,936	2,756
	Old Second Bancorp Inc.	248,545	2,746
	Capital City Bank Group Inc.	132,658	2,717
	Peoples Financial Services Corp.	55,754	2,715
	Federated National Holding Co.	144,203	2,695
	Orrstown Financial Services Inc.	117,749	2,638
	Marlin Business Services Corp.	121,639	2,542
	Great Ajax Corp.	191,207	2,537
	Southern National Bancorp of Virginia Inc.	149,899	2,449
	Associated Capital Group Inc. Class A	73,706	2,421
*	Atlas Financial Holdings Inc.	133,425	2,408
	Calamos Asset Management Inc. Class A	279,016	2,386
	Pzena Investment Management Inc. Class A	211,996	2,355
*	On Deck Capital Inc.	495,263	2,293
	Bankwell Financial Group Inc.	70,443	2,289
*	Carolina Bank Holdings Inc.	88,354	2,282
	Penns Woods Bancorp Inc.	45,088	2,277
	LCNB Corp.	97,431	2,265
	Old Line Bancshares Inc.	94,452	2,265
	Summit Financial Group Inc.	82,197	2,263
*	Impac Mortgage Holdings Inc.	160,151	2,245
	Charter Financial Corp.	134,272	2,238
	Provident Financial Holdings Inc.	107,492	2,174
	Donegal Group Inc. Class A	123,354	2,156
	GAMCO Investors Inc. Class A	69,440	2,145
^,*	Walter Investment Management Corp.	449,674	2,136
	First South Bancorp Inc.	178,412	2,132
*	First United Corp.	133,225	2,125
	Codorus Valley Bancorp Inc.	74,088	2,119
*	eHealth Inc.	195,289	2,080
	First Internet Bancorp	63,127	2,020
	ESSA Bancorp Inc.	128,313	2,017
	GAIN Capital Holdings Inc.	306,420	2,016
	Owens Realty Mortgage Inc.	105,335	1,951
	Lake Sunapee Bank Group	81,775	1,929
^	Access National Corp.	69,268	1,923
^,*	Centrue Financial Corp.	87,563	1,919
	County Bancorp Inc.	71,103	1,918
	Bank of Commerce Holdings	199,715	1,897
*	First Community Financial Partners Inc.	160,616	1,879
	Hingham Institution for Savings	9,487	1,867
	Investors Title Co.	11,774	1,862
*	Pacific Mercantile Bancorp	251,882	1,839
	Middleburg Financial Corp.	52,378	1,820
*	Community Bankers Trust Corp.	242,448	1,758
*	Commerce Union Bancshares Inc.	79,351	1,725

18

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	B. Riley Financial Inc.	93,392	1,723
	Peoples Bancorp of North Carolina Inc.	68,581	1,719
	First Financial Northwest Inc.	86,263	1,703
*	Veritex Holdings Inc.	62,434	1,668
	Home Bancorp Inc.	43,065	1,663
*	United Security Bancshares	209,208	1,621
	Shore Bancshares Inc.	106,117	1,618
*	Security National Financial Corp. Class A	247,845	1,611
	Tiptree Financial Inc. Class A	259,253	1,594
	Riverview Bancorp Inc.	227,106	1,590
	CIM Commercial Trust Corp.	101,821	1,573
*	Hallmark Financial Services Inc.	129,322	1,504
*	Asta Funding Inc.	150,605	1,476
^,*	First NBC Bank Holding Co.	198,931	1,452
	First Community Corp.	80,047	1,445
	Central Valley Community Bancorp	72,126	1,440
	AmeriServ Financial Inc.	386,789	1,431
	Manning & Napier Inc.	189,207	1,429
*	Health Insurance Innovations Inc. Class A	79,878	1,426
	Independence Holding Co.	67,781	1,325
*	First Northwest Bancorp	84,574	1,319
	Hennessy Advisors Inc.	41,306	1,311
	Cherry Hill Mortgage Investment Corp.	71,582	1,302
	C&F Financial Corp.	24,390	1,216
*	Consumer Portfolio Services Inc.	234,927	1,203
	Northeast Bancorp	88,486	1,159
*	Nicholas Financial Inc.	96,574	1,148
	FBR & Co.	88,283	1,148
*	American River Bankshares	75,440	1,140
	Ellington Residential Mortgage REIT	86,979	1,132
	Unity Bancorp Inc.	69,710	1,094
	Donegal Group Inc. Class B	63,194	1,087
	Citizens Community Bancorp Inc.	85,830	1,067
	Timberland Bancorp Inc.	51,504	1,064
*	Colony Bankcorp Inc.	80,138	1,058
	Hawthorn Bancshares Inc.	59,552	1,051
	First Business Financial Services Inc.	42,323	1,004
	1st Constitution Bancorp	53,634	1,003
	MidSouth Bancorp Inc.	73,626	1,001
*	Atlantic Coast Financial Corp.	146,729	998
	Chemung Financial Corp.	27,067	984
*	Southern First Bancshares Inc.	27,324	984
*	FB Financial Corp.	37,732	979
*	ASB Bancorp Inc.	33,297	974
	Parke Bancorp Inc.	47,785	963
	Ohio Valley Banc Corp.	34,686	943
	Eastern Virginia Bankshares Inc.	84,892	887
	Prudential Bancorp Inc.	50,954	872
	Five Oaks Investment Corp.	171,105	850
	Oak Valley Bancorp	66,347	835
*	HMN Financial Inc.	47,639	834
*	Sutherland Asset Management Corp.	61,640	829
	Civista Bancshares Inc.	41,578	808
	Premier Financial Bancorp Inc.	39,684	798
	Blue Capital Reinsurance Holdings Ltd.	42,421	783
	BCB Bancorp Inc.	59,678	776
	Guaranty Federal Bancshares Inc.	36,591	775
	Federal Agricultural Mortgage Corp. Class A	12,586	768
	Midland States Bancorp Inc.	21,185	766
^,*	Stonegate Mortgage Corp.	120,268	718
	Bear State Financial Inc.	69,876	709
	Crawford & Co. Class A	71,720	679
	A-Mark Precious Metals Inc.	33,035	644
^,*	Patriot National Inc.	127,849	595

19

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
^	Union Bankshares Inc.	13,077	594
*	Provident Bancorp Inc.	32,975	590
	Citizens Holding Co.	22,634	585
*	Entegra Financial Corp.	28,080	578
*	Howard Bancorp Inc.	36,926	558
	Norwood Financial Corp.	16,771	556
*	Equity Bancshares Inc. Class A	16,282	548
*	Ashford Inc.	11,847	523
	Fifth Street Asset Management Inc.	77,630	520
	SB Financial Group Inc.	32,056	515
^	Investar Holding Corp.	26,569	496
	First Bancshares Inc.	17,269	475
^,*	FXCM Inc. Class A	66,297	467
	First Savings Financial Group Inc.	9,746	465
*	Emergent Capital Inc.	377,679	457
	Silvercrest Asset Management Group Inc. Class A	33,627	442
	Community Financial Corp.	14,853	412
	Two River Bancorp	27,551	411
	Georgetown Bancorp Inc.	15,051	389
	Manhattan Bridge Capital Inc.	48,881	372
*	Royal Bancshares of Pennsylvania Inc.	88,717	368
*	Anchor Bancorp Inc.	13,377	364
	Old Point Financial Corp.	12,862	322
	Medley Management Inc. Class A	31,311	310
	Evans Bancorp Inc.	9,719	307
	US Global Investors Inc. Class A	210,856	287
*	Select Bancorp Inc.	28,302	279
*	Atlanticus Holdings Corp.	92,614	264
	United Bancshares Inc.	11,489	253
	CB Financial Services Inc.	9,734	252
	Eagle Bancorp Montana Inc.	11,839	250
*	Malvern Bancorp Inc.	11,498	243
	FS Bancorp Inc.	6,051	218
*	TheStreet Inc.	248,073	211
*	Central Federal Corp.	119,516	209
*	SmartFinancial Inc.	9,835	195
*	Wolverine Bancorp Inc.	5,954	188
^	Greene County Bancorp Inc.	7,840	180
*	Conifer Holdings Inc.	21,788	178
	Sussex Bancorp	8,387	175
	Kingstone Cos. Inc.	12,529	172
*	First Acceptance Corp.	155,452	162
*	Capstar Financial Holdings Inc.	6,983	153
*	Severn Bancorp Inc.	19,055	151
	IF Bancorp Inc.	7,557	140
	Southwest Georgia Financial Corp.	6,935	137
	United Bancorp Inc.	9,360	126
*	Magyar Bancorp Inc.	10,365	124
	United Community Bancorp	7,174	120
	Bank of South Carolina Corp.	5,642	118
	Glen Burnie Bancorp	9,147	105
*	Paragon Commercial Corp.	2,373	104
*	Hamilton Bancorp Inc.	7,058	101
*	Peoples Financial Corp.	6,186	100
*	MSB Financial Corp.	6,276	92
*	Porter Bancorp Inc.	7,410	91
	Plumas Bancorp	4,771	91
	Salisbury Bancorp Inc.	1,844	69
	Kentucky First Federal Bancorp	7,514	68
^,*	ZAIS Group Holdings Inc.	43,042	63
*	Randolph Bancorp Inc.	3,912	63
*	First Bank	5,370	62
	HopFed Bancorp Inc.	4,622	62
	DNB Financial Corp.	2,013	57

20

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	First Capital Inc.	1,612	53
	Oconee Federal Financial Corp.	2,383	52
	PB Bancorp Inc.	5,101	51
	Mackinac Financial Corp.	3,236	44
*	1347 Property Insurance Holdings Inc.	5,528	43
	Community West Bancshares	4,500	42
	Mid Penn Bancorp Inc.	1,384	33
	Fauquier Bankshares Inc.	1,931	32
	Bancorp of New Jersey Inc.	2,245	30
*	Sunshine Bancorp Inc.	1,537	26
*	National Holdings Corp.	7,908	21
*	Patriot National Bancorp Inc.	1,479	21
*	Village Bank and Trust Financial Corp.	600	16
	Landmark Bancorp Inc.	541	15
*	Bay Bancorp Inc.	2,297	15
	Value Line Inc.	586	11
	Auburn National Bancorporation Inc.	359	11
	California First National Bancorp	703	11
	Elmira Savings Bank	431	9
	Wellesley Bank	300	8
	Summit State Bank	400	6
	Siebert Financial Corp.	1,836	5
*	Coastway Bancorp Inc.	300	5
	Atlantic American Corp.	1,084	4
	Stewardship Financial Corp.	400	4
	Lake Shore Bancorp Inc.	200	3
*	Broadway Financial Corp.	1,800	3
	Sound Financial Bancorp Inc.	100	3
	First US Bancshares Inc.	192	2
	Institutional Financial Markets Inc.	649	1
	Newcastle Investment Corp.		—
			9,209,603
Health Care (10.4%)
*	Incyte Corp.	2,075,367	208,097
*	BioMarin Pharmaceutical Inc.	2,038,523	168,871
*	IDEXX Laboratories Inc.	1,060,981	124,421
*	Quintiles IMS Holdings Inc.	1,603,924	121,978
	ResMed Inc.	1,669,434	103,588
*	Alkermes plc	1,800,120	100,051
*	Align Technology Inc.	886,707	85,239
	Teleflex Inc.	523,102	84,298
*	Jazz Pharmaceuticals plc	710,508	77,467
	West Pharmaceutical Services Inc.	868,164	73,646
*	MEDNAX Inc.	1,093,351	72,883
*	United Therapeutics Corp.	503,459	72,211
*	WellCare Health Plans Inc.	524,107	71,845
*	Ionis Pharmaceuticals Inc.	1,440,363	68,893
	STERIS plc	1,012,694	68,245
*	VCA Inc.	954,550	65,530
*	Seattle Genetics Inc.	1,145,190	60,432
*	DexCom Inc.	1,004,705	59,981
^,*	TESARO Inc.	406,561	54,674
*	ABIOMED Inc.	477,669	53,824
*	athenahealth Inc.	468,819	49,306
*	Veeva Systems Inc. Class A	1,197,755	48,749
	Bio-Techne Corp.	441,814	45,432
*	Bio-Rad Laboratories Inc. Class A	245,766	44,798
	HealthSouth Corp.	1,066,754	43,993
*	Charles River Laboratories International Inc.	554,322	42,234
*	PAREXEL International Corp.	628,840	41,327
*	Alere Inc.	1,034,458	40,313
^,*	OPKO Health Inc.	4,311,849	40,100
*	Exelixis Inc.	2,685,606	40,042
*	NuVasive Inc.	594,056	40,016

21

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Hill-Rom Holdings Inc.	711,580	39,948
*	Neurocrine Biosciences Inc.	1,027,046	39,747
*	Catalent Inc.	1,466,060	39,525
*	Team Health Holdings Inc.	883,182	38,374
*	Masimo Corp.	519,424	35,009
	Cantel Medical Corp.	432,841	34,086
*	INC Research Holdings Inc. Class A	639,263	33,625
*	Prestige Brands Holdings Inc.	637,933	33,236
^,*	ACADIA Pharmaceuticals Inc.	1,120,444	32,314
*	Medidata Solutions Inc.	643,154	31,945
*	Alnylam Pharmaceuticals Inc.	844,056	31,601
*	Ultragenyx Pharmaceutical Inc.	445,812	31,345
*	Horizon Pharma plc	1,913,047	30,953
	Chemed Corp.	191,771	30,762
*	Integra LifeSciences Holdings Corp.	353,200	30,301
*	Acadia Healthcare Co. Inc.	907,316	30,032
*	Bluebird Bio Inc.	481,570	29,713
*	Neogen Corp.	448,283	29,587
*	ARIAD Pharmaceuticals Inc.	2,299,445	28,605
*	Wright Medical Group NV	1,219,967	28,035
*	Medicines Co.	825,700	28,024
*	Molina Healthcare Inc.	505,779	27,444
*	Brookdale Senior Living Inc.	2,203,123	27,363
*	LifePoint Health Inc.	475,136	26,988
	Bruker Corp.	1,266,329	26,821
	Owens & Minor Inc.	745,729	26,317
*	ICU Medical Inc.	174,761	25,751
*	Insulet Corp.	678,659	25,572
*	VWR Corp.	1,016,734	25,449
*	PRA Health Sciences Inc.	456,113	25,141
*	Haemonetics Corp.	609,448	24,500
*	Ironwood Pharmaceuticals Inc. Class A	1,547,252	23,657
^,*	Kite Pharma Inc.	526,691	23,617
*	LivaNova plc	521,998	23,474
*	Ligand Pharmaceuticals Inc.	225,694	22,933
*	Akorn Inc.	1,046,537	22,846
^,*	Intercept Pharmaceuticals Inc.	208,731	22,679
*	Allscripts Healthcare Solutions Inc.	2,206,194	22,525
*	Nektar Therapeutics Class A	1,813,253	22,249
*	AMN Healthcare Services Inc.	571,287	21,966
*	Globus Medical Inc.	851,929	21,136
*	Halyard Health Inc.	563,134	20,825
*	HealthEquity Inc.	505,926	20,500
*	Magellan Health Inc.	271,567	20,435
*	Cambrex Corp.	378,414	20,415
*	Clovis Oncology Inc.	456,715	20,287
^,*	Prothena Corp. plc	406,264	19,984
*	Nevro Corp.	267,660	19,448
*	Penumbra Inc.	303,582	19,369
*	Sage Therapeutics Inc.	369,802	18,882
*	NxStage Medical Inc.	707,225	18,536
*	Zeltiq Aesthetics Inc.	425,705	18,527
*	HMS Holdings Corp.	1,006,695	18,282
*	Premier Inc. Class A	591,918	17,971
*	Array BioPharma Inc.	1,995,661	17,542
^,*	Intrexon Corp.	718,940	17,470
^,*	Exact Sciences Corp.	1,286,119	17,183
^,*	Juno Therapeutics Inc.	903,126	17,024
*	Five Prime Therapeutics Inc.	337,908	16,933
*	Radius Health Inc.	440,292	16,744
*	Select Medical Holdings Corp.	1,253,720	16,612
*	Sarepta Therapeutics Inc.	596,324	16,357
^,*	Agios Pharmaceuticals Inc.	388,923	16,230
*	Surgical Care Affiliates Inc.	328,587	15,204

22

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Aerie Pharmaceuticals Inc.	397,616	15,050
*	Portola Pharmaceuticals Inc.	668,052	14,991
*	Supernus Pharmaceuticals Inc.	583,315	14,729
*	Omnicell Inc.	431,615	14,632
*	Pacira Pharmaceuticals Inc.	446,364	14,418
^,*	Theravance Biopharma Inc.	449,455	14,329
*	Amedisys Inc.	332,524	14,175
*	Tenet Healthcare Corp.	947,228	14,057
*	AMAG Pharmaceuticals Inc.	403,238	14,033
	Abaxis Inc.	265,305	14,000
*	Merit Medical Systems Inc.	527,718	13,985
*	Myriad Genetics Inc.	815,825	13,600
*	Natus Medical Inc.	389,294	13,547
*	Emergent BioSolutions Inc.	407,073	13,368
*	FibroGen Inc.	620,115	13,270
	CONMED Corp.	298,263	13,174
^,*	Halozyme Therapeutics Inc.	1,328,781	13,128
*	Depomed Inc.	727,497	13,109
*	Spark Therapeutics Inc.	261,971	13,072
*	Cynosure Inc. Class A	285,339	13,011
*	Synergy Pharmaceuticals Inc.	2,129,493	12,969
*	Air Methods Corp.	402,296	12,813
*	Inogen Inc.	189,027	12,697
*	Spectranetics Corp.	514,306	12,600
	Analogic Corp.	151,322	12,552
	Ensign Group Inc.	561,406	12,469
*	Repligen Corp.	400,919	12,356
*	Impax Laboratories Inc.	884,632	11,721
*	Vascular Solutions Inc.	204,525	11,474
*	Xencor Inc.	435,344	11,458
*	Momenta Pharmaceuticals Inc.	758,137	11,410
^,*	TherapeuticsMD Inc.	1,906,185	10,999
*	Alder Biopharmaceuticals Inc.	521,993	10,857
	US Physical Therapy Inc.	154,149	10,821
^,*	MiMedx Group Inc.	1,198,491	10,619
*	Acorda Therapeutics Inc.	548,765	10,317
*	Avexis Inc.	215,860	10,303
^,*	Innoviva Inc.	960,960	10,282
*	Puma Biotechnology Inc.	332,690	10,214
*	Coherus Biosciences Inc.	351,402	9,892
*	Insmed Inc.	735,131	9,726
*	Acceleron Pharma Inc.	380,176	9,702
*	Integer Holdings Corp.	324,246	9,549
*	Luminex Corp.	467,518	9,458
*	Dermira Inc.	309,281	9,380
*	Cardiovascular Systems Inc.	386,602	9,360
	National HealthCare Corp.	122,639	9,295
	Meridian Bioscience Inc.	524,862	9,290
*	PharMerica Corp.	364,056	9,156
*	Healthways Inc.	393,247	8,946
	Atrion Corp.	17,536	8,894
*	Anika Therapeutics Inc.	177,146	8,673
*	Vanda Pharmaceuticals Inc.	528,679	8,432
*	Amicus Therapeutics Inc.	1,680,305	8,351
*	LHC Group Inc.	178,970	8,179
^,*	Inovalon Holdings Inc. Class A	782,878	8,064
*	Orthofix International NV	217,918	7,884
*	Amphastar Pharmaceuticals Inc.	427,704	7,878
*	Blueprint Medicines Corp.	278,274	7,806
	Kindred Healthcare Inc.	990,468	7,775
*	Retrophin Inc.	410,604	7,773
	Aceto Corp.	349,220	7,672
^,*	Lannett Co. Inc.	347,781	7,669
*	HealthStream Inc.	304,562	7,629

23

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	K2M Group Holdings Inc.	379,032	7,596
^,*	ZIOPHARM Oncology Inc.	1,418,821	7,591
*	Lexicon Pharmaceuticals Inc.	546,687	7,561
*	MacroGenics Inc.	369,580	7,554
*	Community Health Systems Inc.	1,349,519	7,544
*	Quidel Corp.	351,387	7,527
*	BioTelemetry Inc.	333,319	7,450
^,*	Eagle Pharmaceuticals Inc.	93,693	7,434
^,*	Progenics Pharmaceuticals Inc.	850,241	7,346
^,*	AtriCure Inc.	374,072	7,321
^,*	Keryx Biopharmaceuticals Inc.	1,247,303	7,309
*	Quality Systems Inc.	551,316	7,250
*	Corcept Therapeutics Inc.	975,180	7,080
*	GenMark Diagnostics Inc.	560,306	6,858
*	Genomic Health Inc.	229,488	6,745
*	SciClone Pharmaceuticals Inc.	610,601	6,594
	Phibro Animal Health Corp. Class A	223,651	6,553
*	Universal American Corp.	656,669	6,534
*	CryoLife Inc.	339,295	6,497
*	Diplomat Pharmacy Inc.	506,832	6,386
*	AngioDynamics Inc.	376,248	6,347
*	Cross Country Healthcare Inc.	394,767	6,162
*	Triple-S Management Corp. Class B	296,489	6,137
*	Intra-Cellular Therapies Inc. Class A	401,462	6,058
^,*	Merrimack Pharmaceuticals Inc.	1,452,113	5,925
^,*	Accelerate Diagnostics Inc.	284,753	5,909
*	OraSure Technologies Inc.	664,812	5,837
*	Epizyme Inc.	481,761	5,829
*	Heska Corp.	81,036	5,802
*	Vocera Communications Inc.	313,107	5,789
*	Achillion Pharmaceuticals Inc.	1,393,881	5,757
^,*	Cytokinetics Inc.	473,645	5,755
*	ANI Pharmaceuticals Inc.	94,880	5,752
*	BioCryst Pharmaceuticals Inc.	900,846	5,702
^,*	Inovio Pharmaceuticals Inc.	809,715	5,619
*	Providence Service Corp.	147,475	5,611
	Landauer Inc.	116,422	5,600
*	Endologix Inc.	971,966	5,560
^,*	Enanta Pharmaceuticals Inc.	161,814	5,421
*	Aimmune Therapeutics Inc.	262,478	5,368
^,*	Cerus Corp.	1,232,878	5,363
*	Flexion Therapeutics Inc.	281,259	5,350
*	Capital Senior Living Corp.	333,162	5,347
*	NeoGenomics Inc.	610,310	5,230
*	Cotiviti Holdings Inc.	150,307	5,171
^,*	Heron Therapeutics Inc.	389,160	5,098
*	Revance Therapeutics Inc.	243,925	5,049
*	Almost Family Inc.	112,964	4,982
*	Otonomy Inc.	309,584	4,922
	Invacare Corp.	376,107	4,908
^,*	Omeros Corp.	478,627	4,748
*	Medpace Holdings Inc.	131,501	4,743
*	Accuray Inc.	1,026,644	4,723
^,*	Albany Molecular Research Inc.	251,338	4,715
*	CorVel Corp.	126,557	4,632
*	Glaukos Corp.	134,074	4,599
*	Surmodics Inc.	177,013	4,496
*	PTC Therapeutics Inc.	408,297	4,455
*	Loxo Oncology Inc.	137,893	4,428
*	REGENXBIO Inc.	236,652	4,390
*	Curis Inc.	1,416,991	4,364
*	Akebia Therapeutics Inc.	413,024	4,300
*	Lion Biotechnologies Inc.	616,701	4,286
^,*	Celldex Therapeutics Inc.	1,193,439	4,225

24

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
^,*	Immunomedics Inc.	1,146,562	4,208
	PDL BioPharma Inc.	1,978,926	4,195
*	Aclaris Therapeutics Inc.	154,067	4,181
*	Arena Pharmaceuticals Inc.	2,942,249	4,178
*	Versartis Inc.	280,377	4,178
*	Civitas Solutions Inc.	208,385	4,147
^,*	Aduro Biotech Inc.	358,022	4,081
*	Antares Pharma Inc.	1,751,246	4,080
^,*	Novavax Inc.	3,222,303	4,060
^,*	Aquinox Pharmaceuticals Inc.	242,501	4,004
^,*	Geron Corp.	1,928,805	3,993
^,*	Sucampo Pharmaceuticals Inc. Class A	292,356	3,961
	LeMaitre Vascular Inc.	154,829	3,923
*	Teladoc Inc.	236,845	3,908
*	STAAR Surgical Co.	352,431	3,824
^,*	Organovo Holdings Inc.	1,111,926	3,769
^,*	CoLucid Pharmaceuticals Inc.	102,982	3,749
*	Spectrum Pharmaceuticals Inc.	841,888	3,730
^,*	ConforMIS Inc.	457,586	3,706
*	Achaogen Inc.	284,322	3,702
^,*	Rockwell Medical Inc.	560,033	3,668
*	Natera Inc.	310,818	3,640
*	Intersect ENT Inc.	300,645	3,638
*	Agenus Inc.	871,099	3,589
^,*	Teligent Inc.	541,828	3,581
*	Zogenix Inc.	292,342	3,552
*	Surgery Partners Inc.	222,893	3,533
*	NanoString Technologies Inc.	158,216	3,528
*	Enzo Biochem Inc.	507,662	3,523
*	Atara Biotherapeutics Inc.	246,459	3,500
*	Exactech Inc.	127,296	3,475
^,*	Global Blood Therapeutics Inc.	237,919	3,438
^,*	Collegium Pharmaceutical Inc.	219,349	3,415
*	Pacific Biosciences of California Inc.	887,919	3,374
*	Paratek Pharmaceuticals Inc.	217,316	3,347
*	Edge Therapeutics Inc.	260,509	3,256
*	Ardelyx Inc.	223,966	3,180
*	BioSpecifics Technologies Corp.	57,022	3,176
^,*	Adamas Pharmaceuticals Inc.	187,393	3,167
*	Evolent Health Inc. Class A	213,439	3,159
*	CytomX Therapeutics Inc.	283,077	3,111
*	Cutera Inc.	178,977	3,105
^,*	Bellicum Pharmaceuticals Inc.	227,236	3,095
*	Addus HomeCare Corp.	88,003	3,085
^	Computer Programs & Systems Inc.	128,496	3,033
^,*	Advaxis Inc.	422,405	3,024
*	Rigel Pharmaceuticals Inc.	1,250,561	2,976
*	La Jolla Pharmaceutical Co.	168,956	2,962
*	American Renal Associates Holdings Inc.	138,612	2,950
*	AxoGen Inc.	326,113	2,935
^,*	Editas Medicine Inc.	178,039	2,890
^,*	BioTime Inc.	782,976	2,827
*	Foundation Medicine Inc.	159,404	2,821
*	Invitae Corp.	355,052	2,819
^,*	WaVe Life Sciences Ltd.	105,971	2,771
^,*	Corbus Pharmaceuticals Holdings Inc.	326,208	2,756
*	RadNet Inc.	422,778	2,727
*	Castlight Health Inc. Class B	549,737	2,721
*	Sangamo BioSciences Inc.	890,707	2,717
^,*	Insys Therapeutics Inc.	294,725	2,711
*	Aratana Therapeutics Inc.	374,677	2,690
*	NewLink Genetics Corp.	257,433	2,646
*	PharmAthene Inc.	792,958	2,577
*	Trevena Inc.	438,047	2,576

25

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Fluidigm Corp.	349,430	2,544
*	Quorum Health Corp.	345,920	2,515
^,*	Cara Therapeutics Inc.	269,440	2,503
*	Esperion Therapeutics Inc.	196,689	2,463
^,*	Seres Therapeutics Inc.	244,838	2,424
^,*	TG Therapeutics Inc.	516,891	2,404
*	MyoKardia Inc.	185,115	2,397
*	Chimerix Inc.	515,902	2,373
*	Karyopharm Therapeutics Inc.	249,393	2,344
*	RTI Surgical Inc.	714,267	2,321
*	MediciNova Inc.	383,348	2,312
	Utah Medical Products Inc.	31,411	2,285
^,*	Idera Pharmaceuticals Inc.	1,517,570	2,276
*	Durect Corp.	1,692,439	2,268
^,*	MannKind Corp.	3,506,741	2,233
*	Stemline Therapeutics Inc.	206,431	2,209
^,*	ImmunoGen Inc.	1,074,575	2,192
^,*	Protagonist Therapeutics Inc.	99,568	2,190
*	Minerva Neurosciences Inc.	186,059	2,186
*	OncoMed Pharmaceuticals Inc.	281,944	2,174
*	Lantheus Holdings Inc.	248,881	2,140
^,*	XBiotech Inc.	210,843	2,134
	Simulations Plus Inc.	220,216	2,125
*	Ignyta Inc.	397,280	2,106
*	Aevi Genomic Medicine Inc.	405,817	2,102
^,*	Ocular Therapeutix Inc.	250,329	2,095
*	ChemoCentryx Inc.	279,516	2,068
*	Proteostasis Therapeutics Inc.	162,252	1,989
*	Concert Pharmaceuticals Inc.	192,300	1,979
	Psychemedics Corp.	79,603	1,965
*	Pfenex Inc.	208,182	1,888
*	Tetraphase Pharmaceuticals Inc.	467,567	1,884
^,*	Sorrento Therapeutics Inc.	382,837	1,876
^,*	Reata Pharmaceuticals Inc. Class A	83,498	1,823
	Digirad Corp.	363,529	1,818
^,*	Dynavax Technologies Corp.	453,967	1,793
^,*	NantKwest Inc.	311,358	1,781
*	Veracyte Inc.	227,531	1,761
*	FONAR Corp.	91,223	1,747
*	IRIDEX Corp.	123,357	1,734
^,*	Athersys Inc.	1,088,833	1,666
*	Ophthotech Corp.	341,037	1,647
*	Derma Sciences Inc.	315,867	1,643
^,*	Cempra Inc.	585,771	1,640
^,*	Anavex Life Sciences Corp.	414,138	1,640
*	Harvard Bioscience Inc.	537,268	1,639
	National Research Corp. Class A	85,884	1,632
*	Entellus Medical Inc.	85,602	1,624
*	Assembly Biosciences Inc.	130,804	1,589
^,*	InVivo Therapeutics Holdings Corp.	371,281	1,559
^,*	Zynerba Pharmaceuticals Inc.	97,960	1,527
^,*	BioScrip Inc.	1,438,354	1,496
^,*	VIVUS Inc.	1,261,035	1,450
^,*	Abeona Therapeutics Inc.	294,998	1,431
^,*	Arrowhead Pharmaceuticals Inc.	891,633	1,382
*	Endocyte Inc.	532,307	1,357
^,*	Adeptus Health Inc. Class A	176,983	1,352
^,*	Osiris Therapeutics Inc.	270,267	1,327
^,*	Vital Therapies Inc.	301,067	1,310
^,*	TransEnterix Inc.	1,007,234	1,309
^,*	Sientra Inc.	151,502	1,291
^,*	Conatus Pharmaceuticals Inc.	238,768	1,258
*	Applied Genetic Technologies Corp.	133,945	1,252
^,*	CytoSorbents Corp.	228,684	1,246

26

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Genesis Healthcare Inc.	289,345	1,230
^,*	BioDelivery Sciences International Inc.	683,572	1,196
*	Inotek Pharmaceuticals Corp.	195,714	1,194
*	Dimension Therapeutics Inc.	272,840	1,187
^,*	T2 Biosystems Inc.	224,691	1,182
^,*	ChromaDex Corp.	351,731	1,164
*	Clearside Biomedical Inc.	130,225	1,164
^,*	Senseonics Holdings Inc.	431,387	1,152
^,*	Navidea Biopharmaceuticals Inc.	1,825,418	1,147
*	Asterias Biotherapeutics Inc.	249,224	1,146
^,*	Bio-Path Holdings Inc.	835,995	1,129
*	Alliance HealthCare Services Inc.	117,162	1,125
^,*	Egalet Corp.	146,611	1,122
^,*	Argos Therapeutics Inc.	227,682	1,116
^,*	Cellular Biomedicine Group Inc.	83,868	1,099
^,*	Genocea Biosciences Inc.	266,365	1,097
^,*	Fortress Biotech Inc.	402,296	1,086
*	Vericel Corp.	361,972	1,086
*	AcelRx Pharmaceuticals Inc.	404,934	1,053
*	Intellia Therapeutics Inc.	78,558	1,030
*	Cidara Therapeutics Inc.	98,411	1,023
*	Syndax Pharmaceuticals Inc.	142,328	1,020
*	Mirati Therapeutics Inc.	212,772	1,011
*	SeaSpine Holdings Corp.	127,737	1,009
*	Cascadian Therapeutics Inc.	232,062	1,000
*	Regulus Therapeutics Inc.	442,998	997
^,*	AAC Holdings Inc.	135,879	984
*	CTI BioPharma Corp.	2,438,833	983
*	Corvus Pharmaceuticals Inc.	66,081	945
*	Recro Pharma Inc.	116,886	942
^,*	Invuity Inc.	163,593	941
^,*	Catalyst Pharmaceuticals Inc.	877,605	921
*	Avinger Inc.	245,071	907
^,*	Bovie Medical Corp.	249,327	895
*	Titan Pharmaceuticals Inc.	222,994	892
*	Zafgen Inc.	280,098	891
*	VolitionRX Ltd.	193,694	885
*	Selecta Biosciences Inc.	50,997	875
*	SCYNEXIS Inc.	271,910	867
^,*	ContraVir Pharmaceuticals Inc.	717,633	861
^,*	Synthetic Biologics Inc.	1,119,816	854
*	Juniper Pharmaceuticals Inc.	145,613	815
*	Peregrine Pharmaceuticals Inc.	2,628,969	811
*	Voyager Therapeutics Inc.	63,399	808
*	Infinity Pharmaceuticals Inc.	594,123	802
*	Palatin Technologies Inc.	1,539,342	785
^,*	Trovagene Inc.	366,544	770
^,*	CorMedix Inc.	500,929	766
*	Immune Design Corp.	139,182	766
^,*	Neos Therapeutics Inc.	129,639	758
^,*	Lipocine Inc.	202,917	747
*	Novan Inc.	27,604	746
*	MEI Pharma Inc.	508,587	732
^,*	Adamis Pharmaceuticals Corp.	227,111	715
*	Audentes Therapeutics Inc.	39,128	715
*	ContraFect Corp.	407,300	713
*	Adverum Biotechnologies Inc.	245,062	711
^,*	iRadimed Corp.	63,253	702
*	Agile Therapeutics Inc.	122,469	698
*	Biolase Inc.	492,776	690
*	Madrigal Pharmaceuticals Inc.	45,831	683
^,*	Fate Therapeutics Inc.	269,951	678
*	GlycoMimetics Inc.	110,674	675
*	iRhythm Technologies Inc.	22,429	673

27

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Kindred Biosciences Inc.	157,268	668
*	pSivida Corp.	389,028	665
*	OvaScience Inc.	430,819	659
*	Flex Pharma Inc.	123,360	651
*	Calithera Biosciences Inc.	197,336	641
*	Alimera Sciences Inc.	571,883	618
^,*	Ampio Pharmaceuticals Inc.	665,534	599
*	Corium International Inc.	146,185	594
*	Dicerna Pharmaceuticals Inc.	198,325	571
^,*	BrainStorm Cell Therapeutics Inc.	224,848	571
*	Cogentix Medical Inc.	276,527	556
*	Ohr Pharmaceutical Inc.	370,228	555
*	Nuvectra Corp.	106,738	537
*	Sunesis Pharmaceuticals Inc.	146,679	531
^,*	IsoRay Inc.	899,206	522
^,*	Actinium Pharmaceuticals Inc.	590,270	516
*	Tandem Diabetes Care Inc.	238,448	513
*	Tactile Systems Technology Inc.	31,235	513
*	vTv Therapeutics Inc. Class A	104,300	504
*	Icad Inc.	151,494	490
*	NanoViricides Inc.	457,015	489
^,*	Ekso Bionics Holdings Inc.	121,275	483
^,*	Corindus Vascular Robotics Inc.	690,944	483
*	Aptevo Therapeutics Inc.	196,889	480
*	Albireo Pharma Inc.	26,735	474
*	Sharps Compliance Corp.	123,176	472
*	Five Star Quality Care Inc.	171,428	463
^,*	Second Sight Medical Products Inc.	233,698	460
*	Ra Pharmaceuticals Inc.	30,110	457
*	Verastem Inc.	408,108	457
*	Cumberland Pharmaceuticals Inc.	83,070	457
*	Kura Oncology Inc.	75,416	445
^,*	CytRx Corp.	1,177,731	438
*	Repros Therapeutics Inc.	324,976	429
*	Obalon Therapeutics Inc.	46,751	414
*	Nivalis Therapeutics Inc.	179,146	401
*	Cymabay Therapeutics Inc.	230,186	398
^,*	Tenax Therapeutics Inc.	201,437	393
*	AVEO Pharmaceuticals Inc.	722,701	390
*	Threshold Pharmaceuticals Inc.	877,236	387
^,*	Unilife Corp.	166,396	383
*	Pain Therapeutics Inc.	665,882	380
*	Chembio Diagnostics Inc.	55,638	378
*	ArQule Inc.	294,477	371
^,*	Eiger BioPharmaceuticals Inc.	31,710	369
^,*	Neuralstem Inc.	1,275,236	352
*	Catabasis Pharmaceuticals Inc.	97,213	351
^,*	XOMA Corp.	82,339	347
*	Ocera Therapeutics Inc.	161,335	339
*	Cytori Therapeutics Inc.	220,670	333
^,*	Chiasma Inc.	170,554	333
*	aTyr Pharma Inc.	149,848	322
*	Misonix Inc.	30,575	320
^,*	Galectin Therapeutics Inc.	321,485	315
*	Aviragen Therapeutics Inc.	254,062	312
^,*	iBio Inc.	778,558	308
*	Rexahn Pharmaceuticals Inc.	2,151,820	305
^,*	Immune Pharmaceuticals Inc.	1,644,446	299
*	Cyclacel Pharmaceuticals Inc.	56,425	298
^,*	Anthera Pharmaceuticals Inc.	459,479	298
*	KemPharm Inc.	92,405	273
^,*	Galena Biopharma Inc.	137,845	267
^,*	Orexigen Therapeutics Inc.	149,208	260
*	Alphatec Holdings Inc.	80,435	258

28

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Electromed Inc.	65,485	254
^,*	Tracon Pharmaceuticals Inc.	51,744	254
*	Mast Therapeutics Inc.	2,879,072	250
^,*	Sonoma Pharmaceuticals Inc.	47,171	238
*	MGC Diagnostics Corp.	30,659	236
*	AdCare Health Systems Inc.	154,765	226
^,*	Tonix Pharmaceuticals Holding Corp.	477,635	225
^,*	Eleven Biotherapeutics Inc.	116,356	222
*	Vical Inc.	94,922	218
^,*	Heat Biologics Inc.	249,554	213
*	Fibrocell Science Inc.	338,203	213
*	Oncocyte Corp.	30,109	212
*	GTx Inc.	38,765	205
^	Pernix Therapeutics Holdings Inc.	104,569	203
^,*	Cancer Genetics Inc.	147,500	199
^,*	Amedica Corp.	305,291	192
^,*	Evoke Pharma Inc.	93,224	188
*	OncoGenex Pharmaceuticals Inc.	373,491	187
*	TearLab Corp. Class A	360,953	184
*	Bioptix Inc.	47,280	182
^,*	Dipexium Pharmaceuticals Inc.	111,369	178
^,*	Marinus Pharmaceuticals Inc.	164,030	166
*	Hemispherx Biopharma Inc.	234,096	161
*	Syros Pharmaceuticals Inc.	13,083	159
*	Biostage Inc.	175,608	156
^,*	Cesca Therapeutics Inc.	45,008	155
*	Connecture Inc.	89,352	150
*	Axsome Therapeutics Inc.	21,924	148
^,*	Skyline Medical Inc.	52,101	146
*	ProPhase Labs Inc.	72,896	146
*	Caladrius Biosciences Inc.	50,412	143
*	Ritter Pharmaceuticals Inc.	52,105	141
*	CAS Medical Systems Inc.	86,382	139
*	CASI Pharmaceuticals Inc.	119,606	138
*	Imprimis Pharmaceuticals Inc.	54,397	136
*	Aldeyra Therapeutics Inc.	25,182	135
*	Cerulean Pharma Inc.	189,449	134
^,*	OncoSec Medical Inc.	107,403	132
^,*	Sunshine Heart Inc.	376,718	132
*	Aradigm Corp.	81,743	131
*	Tabula Rasa HealthCare Inc.	8,597	129
^,*	Aethlon Medical Inc.	30,551	128
^,*	Microbot Medical Inc.	21,035	128
*	CEL-SCI Corp.	1,836,770	123
^,*	Tokai Pharmaceuticals Inc.	125,110	122
*	KalVista Pharmaceuticals Inc.	16,292	115
*	ADMA Biologics Inc.	21,878	112
*	Retractable Technologies Inc.	116,008	108
^,*	Proteon Therapeutics Inc.	56,237	107
*	Viking Therapeutics Inc.	89,522	107
*	Apricus Biosciences Inc.	81,812	106
^,*	Champions Oncology Inc.	41,407	105
^,*	WaferGen Bio-systems Inc_1	21,088	104
^,*	ImmunoCellular Therapeutics Ltd.	48,300	99
*	Celsion Corp.	317,144	99
^,*	Onconova Therapeutics Inc.	43,127	98
*	PhaseRx Inc.	62,804	97
*	Oragenics Inc.	179,871	97
^,*	EyeGate Pharmaceuticals Inc.	58,509	95
*	PhotoMedex Inc.	42,516	94
^,*	Atossa Genetics Inc.	66,320	94
^,*	Windtree Therapeutics Inc.	75,132	93
^,*	Biocept Inc.	118,356	92
^,*	Cellectar Biosciences Inc.	70,055	85

29

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
^,*	NovaBay Pharmaceuticals Inc.	25,141	83
*	SunLink Health Systems Inc.	67,827	83
*	ARCA biopharma Inc.	28,967	83
^,*	Neothetics Inc.	70,877	79
*	InfuSystem Holdings Inc.	30,037	77
*	Mirna Therapeutics Inc.	41,296	74
^,*	OpGen Inc.	64,263	74
^,*	Roka Bioscience Inc.	17,286	73
^,*	BioLife Solutions Inc.	44,612	72
*	Dextera Surgical Inc.	73,902	71
*	Viveve Medical Inc.	13,746	71
	Daxor Corp.	8,705	71
*	AmpliPhi Biosciences Corp.	158,510	70
*	Bioanalytical Systems Inc.	91,696	70
^,*	Wright Medical Group Inc. CVR	52,493	69
^,*	Opexa Therapeutics Inc.	74,491	69
*	Acura Pharmaceuticals Inc.	89,117	68
*	Catalyst Biosciences Inc.	101,658	66
*	Fulgent Genetics Inc.	5,703	66
*	Aeglea BioTherapeutics Inc.	14,998	65
^,*	RXi Pharmaceuticals Corp.	90,785	65
*	Cleveland BioLabs Inc.	45,001	64
	Kewaunee Scientific Corp.	2,595	63
*	Novelion Therapeutics Inc.	7,376	62
*	GenVec Inc.	17,639	57
*	ViewRay Inc.	17,901	56
^,*	Jaguar Animal Health Inc.	77,275	55
^,*	Presbia plc	15,400	54
^,*	Interpace Diagnostics Group Inc.	12,227	54
*	Signal Genetics Inc.	10,118	51
*	Capnia Inc.	62,070	50
	National Research Corp. Class B	1,200	50
*	Alliqua BioMedical Inc.	84,563	50
^,*	Delcath Systems Inc.	53,323	49
*	Vermillion Inc.	49,637	47
	Hooper Holmes Inc.	57,400	47
*	CombiMatrix Corp.	16,875	45
*	Gemphire Therapeutics Inc.	5,556	44
*	BioPharmX Corp.	110,662	41
^,*	Moleculin Biotech Inc.	17,958	41
^,*	InspireMD Inc.	15,881	40
^,*	EnteroMedics Inc.	19,071	38
^,*	Cerecor Inc.	42,876	38
^,*	Medovex Corp.	26,905	36
*	Transgenomic Inc.	130,140	35
^,*	Rennova Health Inc.	397,780	33
*	Kadmon Holdings Inc.	5,759	31
*	Apollo Endosurgery Inc.	2,122	29
*	CareDx Inc.	10,033	27
*	Streamline Health Solutions Inc.	21,760	27
*	VistaGen Therapeutics Inc.	6,972	26
*	Strata Skin Sciences Inc.	54,307	24
*	Pro-Dex Inc.	4,785	22
^,*	NeuroMetrix Inc.	28,787	21
*	Capricor Therapeutics Inc.	7,229	19
*	HTG Molecular Diagnostics Inc.	8,100	18
*	Xtant Medical Holdings Inc.	32,713	18
*	MabVax Therapeutics Holdings Inc.	4,734	16
^,*	Asterias Biotherapeutics Inc. Warrants Exp. 02/15/2017	28,992	16
^,*	Akers Biosciences Inc.	7,910	15
*	Pulse Biosciences Inc.	2,206	14
	Span-America Medical Systems Inc.	705	13
*	Allied Healthcare Products Inc.	5,860	12
	Diversicare Healthcare Services Inc.	953	10

30

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
* Oncobiologics Inc.	2,925	9
* Pulmatrix Inc.	14,046	8
* Ligand Pharmaceuticals Glucagon CVR	395,811	7
* Ligand Pharmaceuticals General CVR	395,811	7
* Ligand Pharmaceuticals Beta CVR	395,811	6
* Arrhythmia Research Technology Inc.	1,175	4
* Ligand Pharmaceuticals Roche CVR	395,811	1
* American Shared Hospital Services	276	1
* DarioHealth Corp.	251	1
* Histogenics Corp.	400	1
* Zosano Pharma Corp.	747	1
		5,392,573
Industrials (13.4%)
* IHS Markit Ltd.	3,907,394	138,361
Huntington Ingalls Industries Inc.	550,342	101,368
* HD Supply Holdings Inc.	2,380,801	101,208
* Middleby Corp.	683,637	88,059
Wabtec Corp.	1,058,285	87,859
* JetBlue Airways Corp.	3,841,017	86,116
Spirit AeroSystems Holdings Inc. Class A	1,449,452	84,576
Carlisle Cos. Inc.	763,076	84,160
AO Smith Corp.	1,745,443	82,647
IDEX Corp.	905,913	81,587
* Sensata Technologies Holding NV	2,025,090	78,877
Macquarie Infrastructure Corp.	894,932	73,116
B/E Aerospace Inc.	1,206,922	72,645
Toro Co.	1,289,354	72,139
ManpowerGroup Inc.	796,319	70,769
Hubbell Inc. Class B	605,938	70,713
Nordson Corp.	629,505	70,536
Lennox International Inc.	459,148	70,328
* Old Dominion Freight Line Inc.	817,207	70,108
KAR Auction Services Inc.	1,639,551	69,878
Owens Corning	1,342,844	69,237
* Copart Inc.	1,204,902	66,764
Allison Transmission Holdings Inc.	1,960,880	66,062
Donaldson Co. Inc.	1,569,248	66,034
* AECOM	1,811,113	65,852
* WABCO Holdings Inc.	616,724	65,465
Orbital ATK Inc.	693,713	60,859
Oshkosh Corp.	884,550	57,151
Lincoln Electric Holdings Inc.	734,751	56,333
Hexcel Corp.	1,091,552	56,149
Graco Inc.	660,795	54,905
Curtiss-Wright Corp.	521,020	51,248
EMCOR Group Inc.	715,876	50,655
* Genesee & Wyoming Inc. Class A	724,127	50,262
* Teledyne Technologies Inc.	408,147	50,202
Trinity Industries Inc.	1,797,103	49,888
MSC Industrial Direct Co. Inc. Class A	521,459	48,178
* Spirit Airlines Inc.	825,309	47,752
CLARCOR Inc.	576,254	47,524
BWX Technologies Inc.	1,177,682	46,754
AGCO Corp.	797,934	46,168
Watsco Inc.	308,283	45,663
Woodward Inc.	652,348	45,045
Crane Co.	590,710	42,602
* Kirby Corp.	634,800	42,214
Landstar System Inc.	493,360	42,084
* Colfax Corp.	1,161,460	41,731
* XPO Logistics Inc.	959,954	41,432
Deluxe Corp.	566,374	40,558
ITT Inc.	1,047,354	40,396
EnerSys	510,654	39,882

31

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Terex Corp.	1,262,603	39,810
Rollins Inc.	1,153,671	38,971
Air Lease Corp. Class A	1,127,961	38,723
* Avis Budget Group Inc.	1,045,514	38,349
Chicago Bridge & Iron Co. NV	1,190,183	37,788
Valmont Industries Inc.	267,720	37,722
Regal Beloit Corp.	526,115	36,433
* Hawaiian Holdings Inc.	632,471	36,051
* Clean Harbors Inc.	615,193	34,235
Healthcare Services Group Inc.	857,444	33,586
* Beacon Roofing Supply Inc.	710,976	32,755
* WESCO International Inc.	491,051	32,679
Timken Co.	820,012	32,554
Joy Global Inc.	1,160,260	32,487
* TransUnion	1,035,737	32,035
* Manitowoc Foodservice Inc.	1,633,017	31,566
* WageWorks Inc.	432,757	31,375
* Generac Holdings Inc.	765,611	31,191
* USG Corp.	1,071,449	30,943
* Esterline Technologies Corp.	346,833	30,938
* Dycom Industries Inc.	373,044	29,952
* MasTec Inc.	776,551	29,703
John Bean Technologies Corp.	344,451	29,606
Kennametal Inc.	938,624	29,341
HNI Corp.	524,020	29,303
Tetra Tech Inc.	672,108	29,001
GATX Corp.	468,026	28,821
Matthews International Corp. Class A	373,798	28,726
* Univar Inc.	1,009,874	28,650
HEICO Corp. Class A	421,866	28,645
Hillenbrand Inc.	740,658	28,404
Barnes Group Inc.	598,917	28,401
KBR Inc.	1,696,263	28,311
* KLX Inc.	613,957	27,696
Applied Industrial Technologies Inc.	465,238	27,635
ABM Industries Inc.	663,540	27,099
Mueller Industries Inc.	676,441	27,031
UniFirst Corp.	183,935	26,422
* NOW Inc.	1,273,540	26,069
* RBC Bearings Inc.	280,029	25,989
Allegiant Travel Co. Class A	155,259	25,835
Knight Transportation Inc.	778,815	25,740
Granite Construction Inc.	465,638	25,610
MSA Safety Inc.	368,625	25,557
* On Assignment Inc.	571,601	25,242
Mueller Water Products Inc. Class A	1,894,430	25,215
* Moog Inc. Class A	380,964	25,022
* Armstrong World Industries Inc.	586,366	24,510
AMERCO	66,266	24,491
Universal Forest Products Inc.	238,665	24,387
Herman Miller Inc.	709,337	24,259
Covanta Holding Corp.	1,545,702	24,113
* Navistar International Corp.	759,577	23,828
* Swift Transportation Co.	977,926	23,822
* Rexnord Corp.	1,212,096	23,745
* Masonite International Corp.	356,662	23,468
* MRC Global Inc.	1,147,731	23,253
CEB Inc.	379,514	22,999
* FTI Consulting Inc.	499,443	22,515
G&K Services Inc. Class A	232,756	22,449
SkyWest Inc.	615,309	22,428
* Trex Co. Inc.	344,424	22,181
Brink's Co.	531,664	21,931
Watts Water Technologies Inc. Class A	330,215	21,530

32

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Simpson Manufacturing Co. Inc.	490,359	21,453
* DigitalGlobe Inc.	736,722	21,107
Brady Corp. Class A	552,406	20,743
AZZ Inc.	308,422	19,708
Korn/Ferry International	668,810	19,683
HEICO Corp.	252,379	19,471
* Hertz Global Holdings Inc.	873,430	18,831
Steelcase Inc. Class A	1,031,988	18,473
Exponent Inc.	304,489	18,361
Apogee Enterprises Inc.	339,788	18,199
Franklin Electric Co. Inc.	459,056	17,857
Matson Inc.	503,527	17,820
Actuant Corp. Class A	684,695	17,768
ESCO Technologies Inc.	312,085	17,680
Forward Air Corp.	370,218	17,541
* Hub Group Inc. Class A	394,960	17,280
EnPro Industries Inc.	256,419	17,272
* ACCO Brands Corp.	1,263,303	16,486
Kaman Corp.	335,798	16,431
Knoll Inc.	580,308	16,208
Albany International Corp.	344,673	15,958
Insperity Inc.	223,651	15,868
* Advisory Board Co.	476,679	15,850
Mobile Mini Inc.	522,542	15,807
AAON Inc.	476,923	15,762
* SPX FLOW Inc.	491,528	15,758
* Atlas Air Worldwide Holdings Inc.	299,567	15,622
Triumph Group Inc.	589,424	15,620
* Gibraltar Industries Inc.	370,550	15,433
Astec Industries Inc.	226,640	15,289
Tennant Co.	214,330	15,260
* TASER International Inc.	621,019	15,054
* Aerojet Rocketdyne Holdings Inc.	831,937	14,933
* Mercury Systems Inc.	487,631	14,736
* Proto Labs Inc.	286,673	14,721
Comfort Systems USA Inc.	440,968	14,684
* Navigant Consulting Inc.	559,415	14,645
Interface Inc. Class A	772,508	14,330
Aircastle Ltd.	684,319	14,268
Werner Enterprises Inc.	528,466	14,242
Cubic Corp.	294,359	14,115
West Corp.	565,445	14,000
* Team Inc.	351,900	13,812
^ Greenbrier Cos. Inc.	331,683	13,781
RR Donnelley & Sons Co.	827,371	13,503
Standex International Corp.	152,678	13,413
* Saia Inc.	296,645	13,097
* Patrick Industries Inc.	170,736	13,027
* Chart Industries Inc.	361,282	13,013
* Huron Consulting Group Inc.	256,155	12,974
* Tutor Perini Corp.	462,180	12,941
* ICF International Inc.	233,626	12,896
* TriMas Corp.	545,919	12,829
* Lydall Inc.	207,350	12,825
US Ecology Inc.	258,550	12,708
* Meritor Inc.	1,022,280	12,697
Harsco Corp.	933,385	12,694
CIRCOR International Inc.	194,611	12,626
AAR Corp.	380,550	12,577
* American Woodmark Corp.	165,724	12,471
* TrueBlue Inc.	500,296	12,332
Multi-Color Corp.	158,275	12,282
Sun Hydraulics Corp.	304,501	12,171
Altra Industrial Motion Corp.	325,478	12,010

33

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Wabash National Corp.	741,534	11,731
*	Herc Holdings Inc.	287,536	11,547
	Federal Signal Corp.	737,141	11,507
*	SPX Corp.	484,184	11,485
	Briggs & Stratton Corp.	510,857	11,372
*	Continental Building Products Inc.	484,994	11,203
	McGrath RentCorp	284,553	11,152
	Primoris Services Corp.	489,205	11,144
*	BMC Stock Holdings Inc.	567,298	11,062
*	Builders FirstSource Inc.	1,003,460	11,008
	Viad Corp.	247,340	10,908
	Raven Industries Inc.	432,623	10,902
	General Cable Corp.	569,999	10,858
	Argan Inc.	153,203	10,808
	Encore Wire Corp.	246,944	10,705
*	TriNet Group Inc.	414,849	10,628
	Heartland Express Inc.	521,368	10,615
*	Wesco Aircraft Holdings Inc.	700,381	10,471
*	Rush Enterprises Inc. Class A	325,508	10,384
*	Aegion Corp. Class A	430,960	10,214
*	SiteOne Landscape Supply Inc.	289,825	10,066
*	Babcock & Wilcox Enterprises Inc.	595,213	9,875
	Lindsay Corp.	129,526	9,664
*	Manitowoc Co. Inc.	1,611,407	9,636
	LSC Communications Inc.	317,607	9,427
	Quad/Graphics Inc.	346,716	9,320
	Griffon Corp.	351,549	9,211
	Essendant Inc.	439,700	9,190
*	Air Transport Services Group Inc.	573,586	9,154
	Douglas Dynamics Inc.	268,470	9,034
*	CBIZ Inc.	654,757	8,970
	Advanced Drainage Systems Inc.	429,145	8,840
	Alamo Group Inc.	115,855	8,817
	Global Brass & Copper Holdings Inc.	254,004	8,712
	H&E Equipment Services Inc.	368,342	8,564
	Kadant Inc.	139,029	8,509
	Quanex Building Products Corp.	417,435	8,474
	Kelly Services Inc. Class A	358,295	8,212
	Resources Connection Inc.	417,009	8,027
*	Echo Global Logistics Inc.	318,789	7,986
	Kimball International Inc. Class B	449,164	7,887
	ArcBest Corp.	284,375	7,863
*	Thermon Group Holdings Inc.	401,443	7,664
	Hyster-Yale Materials Handling Inc.	115,029	7,335
	Insteel Industries Inc.	203,953	7,269
*	NCI Building Systems Inc.	461,082	7,216
	Kforce Inc.	307,964	7,114
	National Presto Industries Inc.	66,766	7,104
*	MYR Group Inc.	187,815	7,077
	Columbus McKinnon Corp.	260,503	7,044
*	Engility Holdings Inc.	207,368	6,988
^,*	Nexeo Solutions Inc.	744,350	6,930
*	Aerovironment Inc.	253,774	6,809
*	CSW Industrials Inc.	183,266	6,753
*	SP Plus Corp.	238,946	6,726
*	Astronics Corp.	198,363	6,713
	Marten Transport Ltd.	286,879	6,684
*	PGT Innovations Inc.	583,279	6,679
*	RPX Corp.	609,164	6,579
	Gorman-Rupp Co.	208,973	6,468
*	DXP Enterprises Inc.	183,213	6,365
*	Armstrong Flooring Inc.	311,877	6,209
	Triton International Ltd.	392,894	6,208
	NN Inc.	317,927	6,057

34

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Veritiv Corp.	111,669	6,002
*	Casella Waste Systems Inc. Class A	477,394	5,924
*	GP Strategies Corp.	202,802	5,800
	Titan International Inc.	512,079	5,740
	Ennis Inc.	330,278	5,730
*	Atkore International Group Inc.	234,004	5,595
	Barrett Business Services Inc.	84,649	5,426
^,*	KEYW Holding Corp.	459,388	5,416
	Heidrick & Struggles International Inc.	223,365	5,394
*	Mistras Group Inc.	201,533	5,175
*	YRC Worldwide Inc.	387,480	5,146
*	Kratos Defense & Security Solutions Inc.	663,863	4,913
*	InnerWorkings Inc.	489,297	4,820
	CRA International Inc.	124,179	4,545
*	Advanced Disposal Services Inc.	202,836	4,507
	Park-Ohio Holdings Corp.	105,494	4,494
*	Ply Gem Holdings Inc.	272,898	4,435
	American Railcar Industries Inc.	95,297	4,316
	Powell Industries Inc.	109,552	4,273
	CECO Environmental Corp.	306,143	4,271
	VSE Corp.	107,216	4,164
^,*	Sunrun Inc.	755,283	4,011
*	Acacia Research Corp.	607,639	3,950
*	Vicor Corp.	257,599	3,890
^,*	Energy Recovery Inc.	370,634	3,836
*	Roadrunner Transportation Systems Inc.	350,548	3,642
*	Orion Group Holdings Inc.	359,892	3,581
*	Milacron Holdings Corp.	190,887	3,556
	Miller Industries Inc.	131,403	3,476
^,*	Energous Corp.	200,688	3,382
*	Titan Machinery Inc.	230,101	3,353
*	Franklin Covey Co.	162,710	3,279
*	Ducommun Inc.	124,595	3,185
*	Hudson Technologies Inc.	395,810	3,170
*	Vectrus Inc.	131,949	3,147
*	NV5 Global Inc.	94,173	3,145
	LSI Industries Inc.	318,009	3,097
*	Great Lakes Dredge & Dock Corp.	728,096	3,058
*	Omega Flex Inc.	52,866	2,948
*	Sparton Corp.	116,951	2,789
^,*	Plug Power Inc.	2,314,550	2,777
	DMC Global Inc.	174,824	2,771
*	Layne Christensen Co.	247,564	2,691
	Graham Corp.	121,410	2,689
*	Covenant Transportation Group Inc. Class A	138,791	2,684
*	Heritage-Crystal Clean Inc.	170,291	2,674
*	ARC Document Solutions Inc.	519,035	2,637
*	Sterling Construction Co. Inc.	310,737	2,629
*	GMS Inc.	83,093	2,433
*	HC2 Holdings Inc.	399,902	2,371
	FreightCar America Inc.	158,566	2,367
	Celadon Group Inc.	330,133	2,360
*	Northwest Pipe Co.	137,039	2,360
*	TRC Cos. Inc.	221,785	2,351
*	Astronics Corp. Class B	64,296	2,167
	Hurco Cos. Inc.	64,564	2,137
	Supreme Industries Inc. Class A	135,414	2,126
	Allied Motion Technologies Inc.	97,910	2,094
*	Hill International Inc.	470,171	2,045
*	Willdan Group Inc.	83,047	1,876
*	Commercial Vehicle Group Inc.	336,390	1,860
^,*	Aqua Metals Inc.	141,622	1,857
*	Willis Lease Finance Corp.	72,565	1,856
*	IES Holdings Inc.	95,123	1,822

35

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Lawson Products Inc.	74,832	1,781
	LB Foster Co. Class A	128,824	1,752
*	CAI International Inc.	192,034	1,665
*	Gencor Industries Inc.	103,498	1,625
	Preformed Line Products Co.	27,933	1,623
*	Twin Disc Inc.	107,314	1,567
^,*	Cogint Inc.	449,220	1,550
	Houston Wire & Cable Co.	229,259	1,490
*	CDI Corp.	199,837	1,479
	Universal Logistics Holdings Inc.	90,303	1,476
	BG Staffing Inc.	93,507	1,459
^,*	Blue Bird Corp.	91,667	1,416
*	Goldfield Corp.	275,174	1,403
*	Neff Corp. Class A	96,808	1,365
*	TPI Composites Inc.	82,404	1,322
*	Ameresco Inc. Class A	238,619	1,312
	Hardinge Inc.	116,163	1,287
*	Pendrell Corp.	188,561	1,273
*	NL Industries Inc.	154,923	1,263
*	Huttig Building Products Inc.	189,104	1,250
^,*	ExOne Co.	133,638	1,248
*	Manitex International Inc.	174,112	1,194
*	American Superconductor Corp.	160,473	1,183
*	Rush Enterprises Inc. Class B	37,435	1,156
*	Radiant Logistics Inc.	293,761	1,146
*	LMI Aerospace Inc.	120,694	1,040
*	CPI Aerostructures Inc.	109,718	1,015
*	USA Truck Inc.	115,451	1,006
*	Arotech Corp.	280,563	982
*	Intersections Inc.	230,073	918
*	Xerium Technologies Inc.	157,637	886
*	Performant Financial Corp.	362,336	851
	Eastern Co.	36,857	770
*	Cenveo Inc.	105,894	740
^,*	FuelCell Energy Inc.	393,526	689
*	Alpha Pro Tech Ltd.	166,676	583
*	Cemtrex Inc.	77,347	571
*	Broadwind Energy Inc.	141,048	571
*	Volt Information Sciences Inc.	78,998	541
*	Enphase Energy Inc.	533,702	539
*	Ultralife Corp.	108,865	539
*	Orion Energy Systems Inc.	244,672	531
*	MFRI Inc.	62,526	506
^,*	Energy Focus Inc.	119,019	506
	LS Starrett Co. Class A	53,715	500
*	Revolution Lighting Technologies Inc.	89,267	491
^,*	Power Solutions International Inc.	61,416	461
*	Key Technology Inc.	39,089	456
*	Astrotech Corp.	304,120	453
	Ecology and Environment Inc.	42,341	447
*	Innovative Solutions & Support Inc.	128,429	428
*	Taylor Devices Inc.	27,595	419
*	RCM Technologies Inc.	59,789	380
	BlueLinx Holdings Inc.	48,194	360
*	SIFCO Industries Inc.	46,067	352
*	Patriot Transportation Holding Inc.	13,987	326
^,*	EnSync Inc.	409,415	295
*	Jewett-Cameron Trading Co. Ltd.	23,964	294
	Hudson Global Inc.	213,918	291
*	Transcat Inc.	26,809	290
*	Genco Shipping & Trading Ltd.	39,166	289
	EnviroStar Inc.	19,908	289
^,*	Odyssey Marine Exploration Inc.	78,053	267
*	Perma-Fix Environmental Services	64,750	253

36

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	ARC Group Worldwide Inc.	56,384	248
^,*	Capstone Turbine Corp.	362,750	247
^,*	MagneGas Corp.	542,533	244
*	General Finance Corp.	37,989	211
^,*	Ocean Power Technologies Inc.	68,169	201
	Servotronics Inc.	19,902	200
	American Outdoor Brands Corp.	9,200	194
*	Fuel Tech Inc.	154,534	178
*	Mastech Digital Inc.	25,867	176
*	Rand Logistics Inc.	201,218	167
*	AMREP Corp.	22,245	165
*	PAM Transportation Services Inc.	5,940	154
*	Air T Inc.	6,332	145
*	Marathon Patent Group Inc.	79,068	136
*	DLH Holdings Corp.	20,751	123
*	Jason Industries Inc.	66,813	120
	Chicago Rivet & Machine Co.	2,805	117
*	Industrial Services of America Inc.	50,110	90
*	Versar Inc.	59,676	82
^,*	Lightbridge Corp.	62,054	71
*	American Electric Technologies Inc.	43,060	67
*	Pangaea Logistics Solutions Ltd.	16,910	58
^,*	Spherix Inc.	52,691	55
^,*	Real Goods Solar Inc. Class A	183,913	44
^,*	Ideal Power Inc.	9,203	30
^,*	GEE Group Inc.	6,780	30
*	Continental Materials Corp.	1,122	27
*	LiqTech International Inc.	32,928	21
*	Art's-Way Manufacturing Co. Inc.	5,943	20
*	Digital Power Corp.	26,268	17
*	Staffing 360 Solutions Inc.	21,301	16
	Espey Manufacturing & Electronics Corp.	566	15
*	Tel-Instrument Electronics Corp.	3,304	15
	CompX International Inc.	679	11
	Acme United Corp.	409	10
*	Micronet Enertec Technologies Inc.	3,100	4
	WSI Industries Inc.	805	2
*	Quest Resource Holding Corp.	978	2
*	Tecogen Inc.	517	2
*	CTPartners Executive Search Inc.	83,162	—
			6,913,704
Information Technology (16.5%)
*	FleetCor Technologies Inc.	1,101,666	155,908
*	Dell Technologies Inc. Class V	2,641,049	145,178
*	ServiceNow Inc.	1,949,717	144,942
*	Palo Alto Networks Inc.	1,090,519	136,369
	Maxim Integrated Products Inc.	3,358,921	129,554
*	Twitter Inc.	7,139,726	116,378
*	Vantiv Inc. Class A	1,849,988	110,296
	CDK Global Inc.	1,767,145	105,481
*	Synopsys Inc.	1,779,828	104,761
*	Advanced Micro Devices Inc.	9,029,459	102,394
	CDW Corp.	1,899,105	98,924
*	Gartner Inc.	978,746	98,922
	Computer Sciences Corp.	1,664,314	98,894
*	Workday Inc. Class A	1,449,225	95,779
*	ANSYS Inc.	1,019,745	94,316
	Broadridge Financial Solutions Inc.	1,410,902	93,543
*	Trimble Inc.	2,957,349	89,164
	Leidos Holdings Inc.	1,697,633	86,817
*	Cadence Design Systems Inc.	3,403,662	85,840
*	CommScope Holding Co. Inc.	2,275,637	84,654
*	Splunk Inc.	1,596,895	81,681
	Jack Henry & Associates Inc.	915,546	81,282

37

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Arrow Electronics Inc.	1,058,332	75,459
*	Keysight Technologies Inc.	2,010,971	73,541
*	Microsemi Corp.	1,362,546	73,537
	Marvell Technology Group Ltd.	5,291,490	73,393
*	CoStar Group Inc.	385,615	72,685
	Avnet Inc.	1,510,709	71,925
*	ARRIS International plc	2,260,799	68,118
^,*	VMware Inc. Class A	845,480	66,565
	Cognex Corp.	1,010,803	64,307
	Booz Allen Hamilton Holding Corp. Class A	1,761,074	63,522
*	ON Semiconductor Corp.	4,940,952	63,047
*	Ultimate Software Group Inc.	345,465	62,996
*	PTC Inc.	1,353,676	62,635
	Sabre Corp.	2,446,473	61,039
	Teradyne Inc.	2,364,950	60,070
	Brocade Communications Systems Inc.	4,791,060	59,840
*	NCR Corp.	1,464,135	59,385
	SS&C Technologies Holdings Inc.	2,020,314	57,781
*	Tyler Technologies Inc.	397,578	56,762
*	IAC/InterActiveCorp	868,064	56,242
*	Zebra Technologies Corp.	624,763	53,580
	Jabil Circuit Inc.	2,226,029	52,690
*	Fortinet Inc.	1,744,196	52,535
*	Take-Two Interactive Software Inc.	1,029,702	50,754
*	WEX Inc.	454,777	50,753
*	Cavium Inc.	793,423	49,541
*	Aspen Technology Inc.	903,003	49,376
	Mentor Graphics Corp.	1,296,714	47,836
^,*	Arista Networks Inc.	491,200	47,533
	j2 Global Inc.	567,073	46,387
*	Nuance Communications Inc.	3,022,783	45,039
*	Manhattan Associates Inc.	847,238	44,929
*	Euronet Worldwide Inc.	618,574	44,803
	Science Applications International Corp.	527,526	44,734
^,*	Zillow Group Inc.	1,215,027	44,312
	Fair Isaac Corp.	367,090	43,764
*	IPG Photonics Corp.	442,989	43,727
	Cypress Semiconductor Corp.	3,773,500	43,169
*	Guidewire Software Inc.	870,663	42,950
	MAXIMUS Inc.	766,708	42,775
*	Cirrus Logic Inc.	755,569	42,720
	SYNNEX Corp.	344,236	41,659
	DST Systems Inc.	378,622	40,569
*	ViaSat Inc.	609,899	40,387
	Littelfuse Inc.	265,394	40,279
*	Ciena Corp.	1,643,025	40,106
*	Coherent Inc.	291,541	40,053
*	Genpact Ltd.	1,637,242	39,850
*	Finisar Corp.	1,304,899	39,499
	National Instruments Corp.	1,268,188	39,086
*	CoreLogic Inc.	1,037,127	38,197
*	GrubHub Inc.	1,014,047	38,148
*	Integrated Device Technology Inc.	1,593,164	37,535
	MKS Instruments Inc.	626,283	37,201
	InterDigital Inc.	404,032	36,908
	Belden Inc.	492,884	36,853
	Intersil Corp. Class A	1,623,252	36,199
*	Versum Materials Inc.	1,288,191	36,160
	Monolithic Power Systems Inc.	440,354	36,078
	Blackbaud Inc.	560,320	35,860
*	CACI International Inc. Class A	287,336	35,716
*	Proofpoint Inc.	503,498	35,572
*	Pandora Media Inc.	2,712,126	35,366
*	Tech Data Corp.	417,278	35,335

38

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	EPAM Systems Inc.	535,700	34,451
*	NetScout Systems Inc.	1,082,622	34,103
*	Ellie Mae Inc.	398,260	33,326
*	First Data Corp. Class A	2,307,052	32,737
*	Silicon Laboratories Inc.	490,954	31,912
*	Sanmina Corp.	867,484	31,793
*	Cree Inc.	1,180,132	31,144
	Dolby Laboratories Inc. Class A	676,127	30,554
*	Entegris Inc.	1,672,558	29,939
*	Universal Display Corp.	530,012	29,840
*	TiVo Corp.	1,425,458	29,792
	LogMeIn Inc.	302,565	29,213
*	Cardtronics plc Class A	534,592	29,173
*	Tableau Software Inc. Class A	683,624	28,815
*	EchoStar Corp. Class A	554,388	28,490
	Convergys Corp.	1,142,392	28,057
*	Yelp Inc. Class A	718,187	27,384
*	Anixter International Inc.	334,704	27,128
*	Verint Systems Inc.	754,288	26,589
*	CommVault Systems Inc.	499,171	25,657
	Vishay Intertechnology Inc.	1,573,008	25,483
*	Advanced Energy Industries Inc.	463,588	25,381
*	Tessera Holding Corp.	573,212	25,336
*	ACI Worldwide Inc.	1,392,473	25,273
*	Cornerstone OnDemand Inc.	594,640	25,159
*	Lumentum Holdings Inc.	648,860	25,078
*	Itron Inc.	395,677	24,868
*	Blackhawk Network Holdings Inc.	658,402	24,805
*	Semtech Corp.	772,292	24,366
*	Electronics For Imaging Inc.	554,384	24,315
*	Acxiom Corp.	903,275	24,208
*	Zynga Inc. Class A	9,254,288	23,784
	Power Integrations Inc.	349,825	23,736
*	VeriFone Systems Inc.	1,314,811	23,312
*	Synaptics Inc.	417,253	22,356
*	Viavi Solutions Inc.	2,726,227	22,301
	Diebold Nixdorf Inc.	883,938	22,231
*	MicroStrategy Inc. Class A	111,890	22,087
^,*	WebMD Health Corp.	441,125	21,867
*	Plexus Corp.	404,619	21,866
*	Paycom Software Inc.	478,023	21,745
^,*	Stamps.com Inc.	188,117	21,568
*	FireEye Inc.	1,803,892	21,466
*	NeuStar Inc. Class A	642,164	21,448
*	NETGEAR Inc.	394,545	21,444
	Plantronics Inc.	391,298	21,427
*	Zillow Group Inc. Class A	570,829	20,807
*	GoDaddy Inc. Class A	589,833	20,615
	Travelport Worldwide Ltd.	1,456,771	20,540
*	ExlService Holdings Inc.	398,880	20,119
*	Inphi Corp.	444,733	19,844
*	II-VI Inc.	646,053	19,155
*	Synchronoss Technologies Inc.	498,868	19,107
*	RealPage Inc.	634,408	19,032
*	Zendesk Inc.	878,078	18,615
	CSG Systems International Inc.	384,419	18,606
	Cabot Microelectronics Corp.	290,351	18,341
*	Benchmark Electronics Inc.	600,525	18,316
	Progress Software Corp.	570,929	18,230
	Methode Electronics Inc.	436,501	18,049
*	Rambus Inc.	1,309,646	18,034
*	Envestnet Inc.	507,529	17,890
	NIC Inc.	744,238	17,787
*	Fabrinet	434,363	17,505

39

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Knowles Corp.	1,047,437	17,503
^,*	Ubiquiti Networks Inc.	301,589	17,432
*	HubSpot Inc.	362,228	17,025
*	Insight Enterprises Inc.	418,887	16,940
^,*	3D Systems Corp.	1,261,766	16,769
*	comScore Inc.	530,971	16,768
*	Gigamon Inc.	363,796	16,571
*	Rogers Corp.	213,157	16,373
*	OSI Systems Inc.	213,222	16,230
*	Amkor Technology Inc.	1,501,486	15,841
	Pegasystems Inc.	432,330	15,564
*	8x8 Inc.	1,066,192	15,247
^	Ebix Inc.	260,544	14,864
*	2U Inc.	490,567	14,791
*	RingCentral Inc. Class A	706,238	14,548
*	BroadSoft Inc.	351,392	14,495
*	Infinera Corp.	1,700,368	14,436
*	SPS Commerce Inc.	203,858	14,248
*	Veeco Instruments Inc.	488,212	14,231
	Brooks Automation Inc.	826,564	14,109
*	Sykes Enterprises Inc.	479,339	13,834
*	MACOM Technology Solutions Holdings Inc.	297,916	13,788
*	TTM Technologies Inc.	1,002,769	13,668
*	Kulicke & Soffa Industries Inc.	854,233	13,625
*	Oclaro Inc.	1,488,857	13,325
*	InvenSense Inc.	1,033,760	13,222
*	Imperva Inc.	341,950	13,131
*	MaxLinear Inc.	601,509	13,113
	EVERTEC Inc.	737,624	13,093
	ADTRAN Inc.	581,025	12,986
	Badger Meter Inc.	350,674	12,957
*	Web.com Group Inc.	604,866	12,793
	ManTech International Corp. Class A	298,317	12,604
*	Callidus Software Inc.	746,985	12,549
*	Super Micro Computer Inc.	444,835	12,478
*	ScanSource Inc.	303,537	12,248
*	Ixia	754,380	12,146
^,*	Fitbit Inc. Class A	1,656,366	12,125
*	Diodes Inc.	468,231	12,019
	MTS Systems Corp.	195,532	11,087
*	Bottomline Technologies de Inc.	443,006	11,084
^,*	Pure Storage Inc. Class A	977,277	11,053
*	Shutterstock Inc.	229,423	10,902
*	Qualys Inc.	343,520	10,872
*	Black Knight Financial Services Inc. Class A	285,896	10,807
*	Lattice Semiconductor Corp.	1,450,133	10,673
*	New Relic Inc.	375,403	10,605
*	Cray Inc.	485,513	10,050
^,*	Acacia Communications Inc.	159,761	9,865
	Monotype Imaging Holdings Inc.	495,233	9,830
	CTS Corp.	420,326	9,415
*	FormFactor Inc.	832,403	9,323
*	Q2 Holdings Inc.	322,641	9,308
*	Rudolph Technologies Inc.	392,735	9,170
*	Photronics Inc.	810,926	9,163
*	ePlus Inc.	79,439	9,151
*	Box Inc.	646,958	8,967
^,*	Match Group Inc.	518,621	8,868
^,*	Unisys Corp.	588,870	8,804
*	CEVA Inc.	261,242	8,765
*	Quotient Technology Inc.	808,399	8,690
*	GTT Communications Inc.	302,223	8,689
*	Paylocity Holding Corp.	288,301	8,652
*	Applied Micro Circuits Corp.	1,041,059	8,589

40

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Virtusa Corp.	328,897	8,262
	Cass Information Systems Inc.	111,747	8,221
*	Novanta Inc.	391,359	8,219
*	TrueCar Inc.	637,108	7,964
*	Nanometrics Inc.	300,610	7,533
*	Perficient Inc.	429,038	7,504
*	Eastman Kodak Co.	471,332	7,306
*	Barracuda Networks Inc.	339,699	7,280
	EarthLink Holdings Corp.	1,282,583	7,234
*	Endurance International Group Holdings Inc.	771,863	7,178
*	PDF Solutions Inc.	318,282	7,177
*	FARO Technologies Inc.	197,884	7,124
	AVX Corp.	453,691	7,091
*	Blucora Inc.	460,222	6,788
*	Ultratech Inc.	281,857	6,759
	TeleTech Holdings Inc.	220,598	6,728
*	PROS Holdings Inc.	311,081	6,694
	Syntel Inc.	337,801	6,685
*	Intralinks Holdings Inc.	488,580	6,606
*	Extreme Networks Inc.	1,294,368	6,511
*	Five9 Inc.	458,218	6,502
*	Actua Corp.	461,715	6,464
*	XO Group Inc.	322,961	6,282
*	Silver Spring Networks Inc.	471,454	6,275
^,*	Twilio Inc. Class A	216,920	6,258
*	CalAmp Corp.	429,402	6,226
*	Kimball Electronics Inc.	341,156	6,209
*	Bankrate Inc.	560,852	6,197
^,*	Gogo Inc.	671,381	6,190
*	ShoreTel Inc.	827,557	5,917
*	Nimble Storage Inc.	691,635	5,478
*	Exar Corp.	500,937	5,400
	Forrester Research Inc.	125,578	5,394
	Hackett Group Inc.	303,518	5,360
	Daktronics Inc.	495,429	5,301
*	Varonis Systems Inc.	194,126	5,203
*	Axcelis Technologies Inc.	354,177	5,153
*	Xcerra Corp.	674,250	5,151
	Mesa Laboratories Inc.	41,675	5,116
*	Benefitfocus Inc.	170,417	5,061
*	VASCO Data Security International Inc.	363,725	4,965
	Park Electrochemical Corp.	263,821	4,920
*	LivePerson Inc.	634,686	4,792
*	Harmonic Inc.	943,710	4,719
*	Alpha & Omega Semiconductor Ltd.	220,890	4,698
^,*	Nutanix Inc.	174,496	4,635
*	CommerceHub Inc.	307,150	4,616
*	A10 Networks Inc.	549,537	4,567
^,*	SunPower Corp. Class A	689,647	4,559
*	ServiceSource International Inc.	802,282	4,557
	Cohu Inc.	326,718	4,541
*	Bazaarvoice Inc.	935,369	4,537
*	ChannelAdvisor Corp.	312,108	4,479
*	Applied Optoelectronics Inc.	189,034	4,431
	IXYS Corp.	371,056	4,416
	NVE Corp.	61,051	4,361
*	DSP Group Inc.	333,651	4,354
^,*	SolarEdge Technologies Inc.	350,439	4,345
*	Digi International Inc.	315,963	4,344
*	Calix Inc.	548,844	4,226
*	Alarm.com Holdings Inc.	150,987	4,202
*	RetailMeNot Inc.	445,322	4,141
^,*	Hortonworks Inc.	497,642	4,135
*	PC Connection Inc.	147,027	4,130

41

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
^,*	MINDBODY Inc. Class A	192,352	4,097
*	MoneyGram International Inc.	343,332	4,055
*	Blackline Inc.	144,144	3,983
*	NeoPhotonics Corp.	368,329	3,982
*	Lionbridge Technologies Inc.	680,435	3,947
^,*	Digimarc Corp.	131,180	3,935
*	Ultra Clean Holdings Inc.	400,775	3,887
*	DHI Group Inc.	619,150	3,870
*	Sonus Networks Inc.	604,551	3,809
*	Immersion Corp.	356,353	3,788
	Bel Fuse Inc. Class B	116,234	3,592
^,*	Workiva Inc.	262,468	3,583
*	Zix Corp.	720,079	3,557
*	Carbonite Inc.	216,281	3,547
*	Impinj Inc.	98,866	3,494
	QAD Inc. Class A	114,372	3,477
*	Angie's List Inc.	414,502	3,411
*	Kemet Corp.	509,556	3,378
	American Software Inc. Class A	324,598	3,353
*	Brightcove Inc.	409,730	3,298
*	Rubicon Project Inc.	444,175	3,296
	Comtech Telecommunications Corp.	270,615	3,207
*	Coupa Software Inc.	123,925	3,099
*	Liquidity Services Inc.	313,978	3,061
*	Square Inc.	223,462	3,046
*	Vishay Precision Group Inc.	161,085	3,044
*	Clearfield Inc.	145,302	3,008
	Black Box Corp.	193,667	2,953
*	Jive Software Inc.	677,243	2,946
^,*	MeetMe Inc.	593,220	2,925
*	Trade Desk Inc. Class A	105,305	2,914
*	Telenav Inc.	393,190	2,772
*	Datalink Corp.	244,270	2,750
	EMCORE Corp.	314,270	2,734
*	Quantum Corp.	3,280,369	2,730
*	Sigma Designs Inc.	450,971	2,706
^,*	Glu Mobile Inc.	1,385,198	2,687
	Reis Inc.	117,717	2,619
*	Rapid7 Inc.	203,541	2,477
*	Electro Scientific Industries Inc.	418,358	2,477
*	Kopin Corp.	836,722	2,376
*	Intevac Inc.	273,719	2,340
*	Tangoe Inc.	296,153	2,334
*	Mitek Systems Inc.	376,688	2,317
*	Model N Inc.	261,203	2,312
*	PRGX Global Inc.	383,498	2,263
*	Control4 Corp.	220,256	2,247
*	Exa Corp.	144,549	2,220
*	AXT Inc.	459,230	2,204
*	TechTarget Inc.	253,226	2,160
*	Planet Payment Inc.	528,177	2,155
*	Xactly Corp.	195,757	2,153
*	KVH Industries Inc.	182,006	2,148
*	Maxwell Technologies Inc.	415,379	2,127
*	CyberOptics Corp.	81,450	2,126
^,*	Appfolio Inc.	88,603	2,113
*	Limelight Networks Inc.	834,843	2,104
*	EnerNOC Inc.	350,425	2,103
*	PCM Inc.	92,504	2,081
*	Rosetta Stone Inc.	231,778	2,065
^,*	USA Technologies Inc.	476,965	2,051
*	MobileIron Inc.	545,917	2,047
^,*	Park City Group Inc.	160,948	2,044
*	GigPeak Inc.	797,981	2,011

42

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Aerohive Networks Inc.	345,985	1,972
*	QuinStreet Inc.	513,890	1,932
*	Agilysys Inc.	181,788	1,883
*	Radisys Corp.	418,114	1,852
*	Everi Holdings Inc.	823,658	1,787
*	RealNetworks Inc.	363,593	1,767
*	Avid Technology Inc.	401,423	1,766
*	Guidance Software Inc.	244,459	1,731
^,*	CUI Global Inc.	233,414	1,618
*	Amber Road Inc.	177,044	1,608
*	PFSweb Inc.	186,576	1,586
*	Care.com Inc.	182,552	1,564
	MOCON Inc.	79,438	1,549
*	Autobytel Inc.	111,370	1,498
*	Aware Inc.	244,472	1,491
*	SecureWorks Corp. Class A	134,675	1,426
*	Information Services Group Inc.	369,781	1,346
^,*	VirnetX Holding Corp.	607,669	1,337
*	Instructure Inc.	65,174	1,274
*	iPass Inc.	772,207	1,274
	NCI Inc. Class A	90,498	1,262
*	Upland Software Inc.	140,774	1,260
*	Key Tronic Corp.	153,965	1,204
*	Seachange International Inc.	517,835	1,191
*	Rightside Group Ltd.	137,578	1,138
^,*	Inseego Corp.	466,035	1,137
*	Everbridge Inc.	61,074	1,127
*	BSQUARE Corp.	188,386	1,102
*	Internap Corp.	700,801	1,079
*	Great Elm Capital Group Inc.	287,407	1,078
*	Covisint Corp.	552,843	1,050
*	Marchex Inc. Class B	391,532	1,038
*	Aviat Networks Inc.	73,690	1,023
*	ModusLink Global Solutions Inc.	700,523	1,023
*	Leaf Group Ltd.	153,025	1,002
*	Frequency Electronics Inc.	90,444	977
*	Travelzoo Inc.	103,245	970
	AstroNova Inc.	66,474	947
^	CPI Card Group Inc.	227,840	946
^,*	QuickLogic Corp.	670,886	933
^,*	Neonode Inc.	505,357	930
*	Numerex Corp. Class A	124,132	919
^,*	SITO Mobile Ltd.	247,859	915
^,*	MicroVision Inc.	722,126	910
	TransAct Technologies Inc.	136,353	900
*	GSI Technology Inc.	144,633	897
^,*	Pixelworks Inc.	313,973	879
	PC-Tel Inc.	162,387	874
	Systemax Inc.	99,248	870
*	YuMe Inc.	240,113	860
*	Apptio Inc. Class A	45,088	835
	Computer Task Group Inc.	196,096	826
	TESSCO Technologies Inc.	62,919	818
*	Synacor Inc.	251,583	780
*	Support.com Inc.	896,019	771
*	Mattersight Corp.	201,994	747
*	ID Systems Inc.	137,003	743
	Richardson Electronics Ltd.	115,483	728
*	Data I/O Corp.	169,765	710
*	GSE Systems Inc.	200,594	702
*	Napco Security Technologies Inc.	80,840	687
*	Tremor Video Inc.	274,013	682
	CSP Inc.	63,690	674
^,*	Rocket Fuel Inc.	387,243	662

43

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Quantenna Communications Inc.	36,452	661
*	Amtech Systems Inc.	151,776	645
*	PAR Technology Corp.	111,171	620
*	Marin Software Inc.	262,100	616
*	Datawatch Corp.	111,955	616
*	Ciber Inc.	965,464	610
*	Innodata Inc.	244,930	600
*	CVD Equipment Corp.	68,681	596
*	WidePoint Corp.	750,211	593
^,*	Netlist Inc.	543,895	555
	Evolving Systems Inc.	134,286	551
*	CommerceHub Inc. Class A	34,497	518
	LRAD Corp.	298,088	510
*	StarTek Inc.	59,745	505
	ClearOne Inc.	42,405	483
^,*	Onvia Inc.	108,561	483
^,*	FORM Holdings Corp.	226,659	483
^,*	Airgain Inc.	33,471	482
*	Edgewater Technology Inc.	62,210	467
^,*	ClearSign Combustion Corp.	136,993	466
*	Inuvo Inc.	278,510	465
*	Perceptron Inc.	69,801	463
^,*	Sunworks Inc.	230,690	461
*	ALJ Regional Holdings Inc.	102,187	449
*	Wireless Telecom Group Inc.	233,098	445
^,*	Research Frontiers Inc.	243,678	443
	GlobalSCAPE Inc.	108,826	443
	Communications Systems Inc.	95,107	440
*	NetSol Technologies Inc.	82,423	429
*	Asure Software Inc.	49,512	421
^,*	Digital Turbine Inc.	602,527	407
^,*	Uni-Pixel Inc.	409,118	402
	Concurrent Computer Corp.	75,123	402
*	CardConnect Corp.	30,415	386
	QAD Inc. Class B	14,091	360
^,*	Applied DNA Sciences Inc.	194,035	359
*	Optical Cable Corp.	111,356	356
*	IEC Electronics Corp.	98,878	353
*	Iteris Inc.	92,205	336
*	Identiv Inc.	103,547	329
*	Imation Corp.	377,431	309
*	eGain Corp.	141,680	298
^,*	Digital Ally Inc.	67,869	285
*	DASAN Zhone Solutions Inc.	284,409	280
*	Zedge Inc. Class B	88,819	278
^,*	ParkerVision Inc.	147,773	272
*	LightPath Technologies Inc. Class A	175,942	271
*	Westell Technologies Inc. Class A	398,465	259
*	Lantronix Inc.	144,183	245
*	LGL Group Inc.	48,029	241
*	Luna Innovations Inc.	153,586	226
*	eMagin Corp.	103,760	223
^,*	FalconStor Software Inc.	492,052	221
*	Resonant Inc.	42,290	214
*	Qumu Corp.	87,661	209
*	BroadVision Inc.	37,841	176
*	ARI Network Services Inc.	31,731	172
*	Image Sensing Systems Inc.	44,960	166
*	Rubicon Technology Inc.	268,319	166
	RELM Wireless Corp.	33,447	159
*	Echelon Corp.	32,507	153
*	TSR Inc.	26,495	152
*	Sonic Foundry Inc.	29,857	148
*	Spark Networks Inc.	172,667	145

44

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Bel Fuse Inc. Class A	5,719	145
^,*	Intellicheck Mobilisa Inc.	51,942	143
*	Professional Diversity Network Inc.	13,009	142
*	MRV Communications Inc.	14,587	119
*	MaxPoint Interactive Inc.	19,715	118
*	MoSys Inc.	495,337	114
*	Intermolecular Inc.	117,829	112
*	Remark Media Inc.	26,404	103
^,*	Net Element Inc.	119,046	92
*	Crossroads Systems Inc.	20,910	89
*	Smith Micro Software Inc.	51,722	81
*	Network-1 Technologies Inc.	23,833	81
^,*	NXT-ID Inc.	27,831	77
*	Majesco Entertainment Co.	23,440	76
*	Infosonics Corp.	188,332	73
^,*	Superconductor Technologies Inc. Class A	51,228	63
^,*	Aehr Test Systems	25,888	62
	Wayside Technology Group Inc.	3,272	61
*	Document Security Systems Inc.	89,333	59
*	inTEST Corp.	12,602	58
^,*	Helios & Matheson Analytics Inc.	17,315	57
*	Sysorex Global	233,013	57
^,*	Everspin Technologies Inc.	6,492	54
^,*	xG Technology Inc.	36,269	49
*	Determine Inc.	26,243	49
^	Dataram Corp.	20,158	44
*	Atomera Inc.	6,425	43
^,*	Inventergy Global Inc.	57,674	43
	RF Industries Ltd.	20,988	37
^,*	Bridgeline Digital Inc.	55,335	35
*	Prism Technologies Group Inc.	101,239	30
*	Sevcon Inc.	3,344	29
*	RMG Networks Holding Corp.	34,785	24
*	Schmitt Industries Inc.	13,971	23
^,*	FunctionX Inc.	9,329	23
*	Copsync Inc.	27,347	22
*	Majesco	3,574	22
*	Finjan Holdings Inc.	18,418	21
*	Giga-tronics Inc.	25,845	20
^,*	Technical Communications Corp.	7,931	19
*	ADDvantage Technologies Group Inc.	10,200	18
*	Xplore Technologies Corp.	8,900	18
^,*	Payment Data Systems Inc.	7,800	14
^,*	Voltari Corp.	6,099	14
*	LookSmart Group Inc.	84,826	14
*	SigmaTron International Inc.	2,686	13
	Qualstar Corp.	3,692	11
*	Vicon Industries Inc.	16,602	10
*	Nortech Systems Inc.	2,300	9
^,*	Adesto Technologies Corp.	4,696	9
*	IntriCon Corp.	1,104	8
*	Monster Digital Inc.	3,700	6
*	Socket Mobile Inc.	1,390	5
*	WPCS International Inc.	2,914	4
*	ITUS Corp.	301	2
*	MAM Software Group Inc.	200	1
*	Cartesian Inc.	1,281	1
*	LGL Group Inc. Warrants Exp. 06/08/2018	238,900	—
			8,501,655
Materials (5.5%)
	Celanese Corp. Class A	1,692,049	133,232
	Steel Dynamics Inc.	2,888,613	102,777
	Packaging Corp. of America	1,108,505	94,023
	Valspar Corp.	866,112	89,738

45

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Crown Holdings Inc.	1,649,976	86,739
	RPM International Inc.	1,570,745	84,553
	Ashland Global Holdings Inc.	739,953	80,869
*	Berry Plastics Group Inc.	1,438,210	70,084
*	Axalta Coating Systems Ltd.	2,559,244	69,611
	Reliance Steel & Aluminum Co.	862,011	68,564
	United States Steel Corp.	2,051,890	67,733
	Sonoco Products Co.	1,174,546	61,899
	WR Grace & Co.	832,010	56,277
	Eagle Materials Inc.	567,025	55,869
	AptarGroup Inc.	742,422	54,531
	Bemis Co. Inc.	1,114,497	53,295
	Scotts Miracle-Gro Co. Class A	529,148	50,560
	Olin Corp.	1,954,578	50,057
	Royal Gold Inc.	780,187	49,425
*	Alcoa Corp.	1,728,551	48,538
	Chemours Co.	2,158,516	47,682
	NewMarket Corp.	111,372	47,204
	Graphic Packaging Holding Co.	3,768,238	47,028
	Huntsman Corp.	2,320,773	44,280
	Sensient Technologies Corp.	533,366	41,912
*	AK Steel Holding Corp.	3,703,609	37,814
	Cabot Corp.	731,880	36,989
*	Owens-Illinois Inc.	1,922,612	33,473
	Trinseo SA	536,582	31,819
*	Louisiana-Pacific Corp.	1,680,839	31,818
	Compass Minerals International Inc.	404,578	31,699
	Minerals Technologies Inc.	409,504	31,634
	PolyOne Corp.	986,996	31,623
*	Balchem Corp.	375,628	31,523
	Commercial Metals Co.	1,364,598	29,721
	Domtar Corp.	734,565	28,670
	HB Fuller Co.	593,316	28,663
*	Ingevity Corp.	497,603	27,298
*	Summit Materials Inc. Class A	1,085,963	25,835
	Westlake Chemical Corp.	444,087	24,864
*	Chemtura Corp.	746,375	24,780
	Worthington Industries Inc.	519,970	24,667
	Hecla Mining Co.	4,705,695	24,658
*	Platform Specialty Products Corp.	2,512,597	24,649
*	Stillwater Mining Co.	1,440,053	23,199
	Silgan Holdings Inc.	449,594	23,010
	KapStone Paper and Packaging Corp.	1,039,974	22,931
*	GCP Applied Technologies Inc.	840,740	22,490
^,*	Cliffs Natural Resources Inc.	2,484,395	20,894
	Greif Inc. Class A	402,267	20,640
*	Headwaters Inc.	877,054	20,628
	Allegheny Technologies Inc.	1,291,336	20,571
	Quaker Chemical Corp.	160,321	20,511
	Carpenter Technology Corp.	550,049	19,895
	Innospec Inc.	281,864	19,308
	Stepan Co.	231,573	18,869
*	Coeur Mining Inc.	2,033,414	18,484
	Neenah Paper Inc.	197,858	16,858
	Kaiser Aluminum Corp.	215,675	16,756
	Schweitzer-Mauduit International Inc.	365,437	16,638
*	Ferro Corp.	979,522	14,037
*	Clearwater Paper Corp.	199,891	13,103
	PH Glatfelter Co.	518,781	12,394
	Innophos Holdings Inc.	233,230	12,189
	A Schulman Inc.	345,153	11,545
^,*	US Concrete Inc.	164,855	10,798
	Calgon Carbon Corp.	624,414	10,615
*	Kraton Corp.	367,587	10,469

46

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Boise Cascade Co.	455,105	10,240
	Materion Corp.	256,365	10,152
*	Koppers Holdings Inc.	245,837	9,907
	Deltic Timber Corp.	124,602	9,603
*	SunCoke Energy Inc.	767,157	8,700
	Schnitzer Steel Industries Inc.	319,564	8,213
*	AdvanSix Inc.	362,215	8,019
^	Valvoline Inc.	370,103	7,957
	Tronox Ltd. Class A	766,681	7,904
	Rayonier Advanced Materials Inc.	505,752	7,819
^	McEwen Mining Inc.	2,657,115	7,732
	Tredegar Corp.	309,152	7,420
	Chase Corp.	85,192	7,118
*	TimkenSteel Corp.	455,803	7,056
	Haynes International Inc.	153,498	6,599
	Hawkins Inc.	121,816	6,572
^,*	Flotek Industries Inc.	636,821	5,980
*	Resolute Forest Products Inc.	1,103,688	5,905
	American Vanguard Corp.	306,190	5,864
	AEP Industries Inc.	48,530	5,634
	Mercer International Inc.	519,833	5,536
*	OMNOVA Solutions Inc.	507,660	5,077
*	Century Aluminum Co.	586,560	5,021
*	Forterra Inc.	219,618	4,757
	Myers Industries Inc.	273,549	3,912
	FutureFuel Corp.	279,834	3,890
	KMG Chemicals Inc.	91,192	3,546
	Kronos Worldwide Inc.	271,357	3,240
	Gold Resource Corp.	691,856	3,010
	Olympic Steel Inc.	114,293	2,769
*	Verso Corp.	355,089	2,521
^,*	Advanced Emissions Solutions Inc.	265,135	2,450
*	Ryerson Holding Corp.	183,100	2,444
*	Trecora Resources	160,658	2,225
	Ampco-Pittsburgh Corp.	128,384	2,150
^,*	LSB Industries Inc.	243,206	2,048
*	Real Industry Inc.	327,532	1,998
	United States Lime & Minerals Inc.	24,945	1,890
*	Codexis Inc.	373,546	1,718
*	UFP Technologies Inc.	63,508	1,616
*	Core Molding Technologies Inc.	92,717	1,586
*	Handy & Harman Ltd.	61,647	1,575
*	Intrepid Potash Inc.	676,735	1,408
^,*	TerraVia Holdings Inc.	1,027,649	1,182
*	Universal Stainless & Alloy Products Inc.	85,974	1,162
*	Synalloy Corp.	90,893	995
*	AgroFresh Solutions Inc.	342,398	907
^,*	BioAmber Inc.	139,525	767
*	Rentech Inc.	298,160	739
^,*	Pershing Gold Corp.	190,450	623
	Tecnoglass Inc.	47,534	582
^,*	Senomyx Inc.	582,216	559
^,*	Golden Minerals Co.	598,462	347
^,*	Marrone Bio Innovations Inc.	142,138	304
*	TOR Minerals International Inc.	42,930	260
*	Solitario Exploration & Royalty Corp.	381,460	243
*	General Moly Inc.	828,766	207
*	Paramount Gold Nevada Corp.	79,697	142
^,*	Comstock Mining Inc.	392,455	103
*	US Antimony Corp.	181,971	46
*	Northern Technologies International Corp.	700	10
	Friedman Industries Inc.	763	5
*	Metabolix Inc.	8,216	3
			2,865,476

47

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
Other (0.0%)[2]
*	Dyax Corp CVR Exp. 12/31/2019	1,549,121	1,720
*	Leap Wireless International Inc. CVR	524,960	1,323
*	Tobira Therapeutics Inc. CV Rights	87,896	1,208
*	Camco Financial Corp. Warrants Exp. 11/06/2017	45,300	366
*	Adolor Corp. Rights Exp. 07/01/2019	596,841	310
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	912,063	100
*	Ambit Biosciences Corp. CVR Rights	22,388	13
*	Alexza Pharmaceuticals Inc. CVR	128,704	5
*	Dara Biosciences Inc. CVR Exp. 12/31/2018	15,573	1
*	Bagger Dave's Burger Tavern Inc.	10,100	1
*	Seventy Seven Energy Inc. Escrow Line	3,457	—
*	Clinical Data Contingent Value Rights	131,308	—
*	Gerber Scientific Inc. CVR	161,151	—
*	Cubist Pharmaceuticals, Inc. CVR	178,549	—
*	ClearSign Combustion Corp. Rights Exp. 01/13/2017	121,247	—
^,*	Biosante Pharmaceutical Inc. CVR	44,795	—
*	CIL&D LLC	36,800	—
*	American Medical Alert Corp.	17,992	—
*	Seventy Seven Energy Inc. Warrants Exp. 08/01/2023	172	—
*	Seventy Seven Energy Inc. Warrants Exp. 08/01/2021	192	—
			5,047
Real Estate (9.3%)
	Duke Realty Corp.	4,192,466	111,352
	Alexandria Real Estate Equities Inc.	939,415	104,397
	VEREIT Inc.	11,571,147	97,892
	Camden Property Trust	1,040,645	87,487
	Regency Centers Corp.	1,229,082	84,745
	Kilroy Realty Corp.	1,090,223	79,826
	American Campus Communities Inc.	1,565,817	77,931
	National Retail Properties Inc.	1,741,822	76,989
	Brixmor Property Group Inc.	3,103,063	75,777
	WP Carey Inc.	1,262,967	74,629
	Omega Healthcare Investors Inc.	2,308,220	72,155
	Equity LifeStyle Properties Inc.	961,867	69,351
	Liberty Property Trust	1,736,629	68,597
	Gaming and Leisure Properties Inc.	2,209,917	67,668
	Lamar Advertising Co. Class A	975,194	65,572
	Douglas Emmett Inc.	1,706,546	62,391
	Spirit Realty Capital Inc.	5,741,446	62,352
	Sun Communities Inc.	798,725	61,190
	Hospitality Properties Trust	1,912,570	60,705
	Highwoods Properties Inc.	1,176,018	59,989
	CubeSmart	2,131,041	57,048
	DDR Corp.	3,596,678	54,921
	Forest City Realty Trust Inc. Class A	2,606,208	54,313
	EPR Properties	752,758	54,025
	Jones Lang LaSalle Inc.	531,997	53,753
	American Homes 4 Rent Class A	2,556,263	53,630
	Senior Housing Properties Trust	2,823,031	53,440
	Taubman Centers Inc.	715,807	52,920
	DCT Industrial Trust Inc.	1,063,939	50,941
	Hudson Pacific Properties Inc.	1,432,603	49,826
	Weingarten Realty Investors	1,379,814	49,384
	Healthcare Trust of America Inc. Class A	1,688,347	49,148
*	Howard Hughes Corp.	423,975	48,376
	Life Storage Inc.	551,779	47,045
	Medical Properties Trust Inc.	3,759,685	46,244
	STORE Capital Corp.	1,863,410	46,045
	Gramercy Property Trust	4,972,518	45,648
*	Equity Commonwealth	1,490,126	45,061
	Realogy Holdings Corp.	1,687,205	43,412
	Retail Properties of America Inc.	2,796,936	42,877
	Communications Sales & Leasing Inc.	1,665,251	42,314

48

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Healthcare Realty Trust Inc.	1,377,314	41,760
Outfront Media Inc.	1,638,261	40,744
LaSalle Hotel Properties	1,328,011	40,464
Tanger Factory Outlet Centers Inc.	1,130,395	40,446
Rayonier Inc.	1,479,832	39,364
CyrusOne Inc.	879,994	39,362
DuPont Fabros Technology Inc.	893,081	39,233
Sunstone Hotel Investors Inc.	2,535,648	38,669
First Industrial Realty Trust Inc.	1,362,862	38,228
Ryman Hospitality Properties Inc.	602,915	37,990
Apple Hospitality REIT Inc.	1,856,103	37,085
Piedmont Office Realty Trust Inc. Class A	1,765,446	36,915
Education Realty Trust Inc.	869,356	36,774
RLJ Lodging Trust	1,450,063	35,512
National Health Investors Inc.	473,456	35,116
Brandywine Realty Trust	2,086,499	34,448
Corporate Office Properties Trust	1,101,954	34,403
Cousins Properties Inc.	4,027,408	34,273
* CoreCivic Inc.	1,399,100	34,222
Equity One Inc.	1,101,667	33,810
Paramount Group Inc.	2,077,821	33,224
NorthStar Realty Finance Corp.	2,147,534	32,535
Columbia Property Trust Inc.	1,488,824	32,159
GEO Group Inc.	889,787	31,970
CoreSite Realty Corp.	400,064	31,753
Acadia Realty Trust	962,308	31,448
Mack-Cali Realty Corp.	1,064,620	30,895
Physicians Realty Trust	1,611,258	30,549
Urban Edge Properties	1,082,827	29,789
Empire State Realty Trust Inc.	1,465,686	29,592
Washington REIT	871,541	28,491
EastGroup Properties Inc.	379,481	28,021
QTS Realty Trust Inc. Class A	562,863	27,946
PS Business Parks Inc.	236,146	27,516
Lexington Realty Trust	2,511,107	27,120
DiamondRock Hospitality Co.	2,340,508	26,986
Retail Opportunity Investments Corp.	1,276,357	26,969
Care Capital Properties Inc.	1,005,172	25,129
Pebblebrook Hotel Trust	843,089	25,082
Alexander & Baldwin Inc.	543,637	24,393
Xenia Hotels & Resorts Inc.	1,256,011	24,392
CBL & Associates Properties Inc.	2,016,360	23,188
Kite Realty Group Trust	984,176	23,108
LTC Properties Inc.	483,657	22,722
Washington Prime Group Inc.	2,157,958	22,464
Kennedy-Wilson Holdings Inc.	1,089,911	22,343
Monogram Residential Trust Inc.	2,012,558	21,776
STAG Industrial Inc.	879,191	20,986
American Assets Trust Inc.	482,133	20,770
New York REIT Inc.	1,980,221	20,040
Potlatch Corp.	478,660	19,936
Select Income REIT	768,782	19,373
Sabra Health Care REIT Inc.	772,074	18,854
Rexford Industrial Realty Inc.	791,637	18,358
Chesapeake Lodging Trust	696,713	18,017
Alexander's Inc.	42,083	17,964
* Quality Care Properties Inc.	1,116,069	17,299
* St. Joe Co.	897,508	17,053
Colony Starwood Homes	591,542	17,042
Franklin Street Properties Corp.	1,291,629	16,740
Summit Hotel Properties Inc.	1,020,853	16,364
Global Net Lease Inc.	2,047,250	16,030
Terreno Realty Corp.	562,429	16,024
Government Properties Income Trust	838,279	15,982

49

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Ramco-Gershenson Properties Trust	954,916	15,833
Pennsylvania REIT	818,970	15,528
Four Corners Property Trust Inc.	740,301	15,191
Agree Realty Corp.	324,897	14,961
Monmouth Real Estate Investment Corp.	857,871	13,074
HFF Inc. Class A	410,169	12,408
FelCor Lodging Trust Inc.	1,509,258	12,089
RE/MAX Holdings Inc. Class A	207,410	11,615
* Parkway Inc.	509,090	11,327
CareTrust REIT Inc.	738,983	11,321
^ Investors Real Estate Trust	1,514,428	10,798
* iStar Inc.	848,944	10,501
Universal Health Realty Income Trust	159,879	10,486
Hersha Hospitality Trust Class A	480,542	10,332
National Storage Affiliates Trust	462,627	10,210
Tier REIT Inc.	580,995	10,103
Saul Centers Inc.	148,572	9,896
New Senior Investment Group Inc.	964,931	9,447
Chatham Lodging Trust	455,289	9,356
NorthStar Realty Europe Corp.	723,554	9,095
Getty Realty Corp.	351,269	8,954
InfraREIT Inc.	450,187	8,063
First Potomac Realty Trust	730,316	8,012
Silver Bay Realty Trust Corp.	448,387	7,685
Ashford Hospitality Trust Inc.	936,151	7,265
^ Seritage Growth Properties Class A	164,341	7,019
Urstadt Biddle Properties Inc. Class A	283,514	6,836
Easterly Government Properties Inc.	329,542	6,597
Cedar Realty Trust Inc.	995,917	6,503
Independence Realty Trust Inc.	701,754	6,260
Armada Hoffler Properties Inc.	411,009	5,988
CatchMark Timber Trust Inc. Class A	507,745	5,717
Gladstone Commercial Corp.	271,011	5,447
* Tejon Ranch Co.	206,337	5,247
Preferred Apartment Communities Inc. Class A	343,267	5,118
Whitestone REIT	346,422	4,982
One Liberty Properties Inc.	197,772	4,968
CorEnergy Infrastructure Trust Inc.	138,359	4,826
UMH Properties Inc.	320,132	4,818
NexPoint Residential Trust Inc.	211,554	4,726
* Marcus & Millichap Inc.	175,882	4,700
Ashford Hospitality Prime Inc.	330,961	4,518
Community Healthcare Trust Inc.	172,944	3,983
* Forestar Group Inc.	295,642	3,932
* Altisource Portfolio Solutions SA	142,430	3,787
City Office REIT Inc.	273,868	3,607
Consolidated-Tomoka Land Co.	66,109	3,532
RMR Group Inc. Class A	88,992	3,515
Bluerock Residential Growth REIT Inc. Class A	241,196	3,309
RAIT Financial Trust	967,132	3,250
* AV Homes Inc.	152,570	2,411
* Stratus Properties Inc.	73,059	2,393
* MedEquities Realty Trust Inc.	213,713	2,372
^ Farmland Partners Inc.	183,046	2,043
* FRP Holdings Inc.	50,670	1,910
American Farmland Co.	229,471	1,829
Jernigan Capital Inc.	80,946	1,704
Wheeler REIT Inc.	916,204	1,558
* Trinity Place Holdings Inc.	119,705	1,110
Sotherly Hotels Inc.	121,487	825
* Maui Land & Pineapple Co. Inc.	105,022	761
Urstadt Biddle Properties Inc.	38,700	759
Gladstone Land Corp.	59,192	665
* BRT Realty Trust	44,049	361

50

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Griffin Industrial Realty Inc.	5,462	173
*	InterGroup Corp.	6,400	173
	Condor Hospitality Trust Inc.	32,365	65
*	Gyrodyne LLC	3,245	59
	Global Self Storage Inc.	4,745	23
*	Forest City Realty Trust Inc. Class B	200	5
*	Transcontinental Realty Investors Inc.	400	5
*	CKX Lands Inc.	399	4
*	Power REIT	200	1
			4,776,520
Telecommunication Services (1.3%)
*	T-Mobile US Inc.	3,417,052	196,515
*	SBA Communications Corp. Class A	1,473,028	152,105
*	Sprint Corp.	7,561,808	63,670
*	Zayo Group Holdings Inc.	1,146,865	37,686
	Telephone & Data Systems Inc.	1,087,344	31,392
	Cogent Communications Holdings Inc.	483,930	20,011
	Consolidated Communications Holdings Inc.	595,943	16,001
*	Vonage Holdings Corp.	2,303,060	15,776
	Shenandoah Telecommunications Co.	542,890	14,821
	Cincinnati Bell Inc.	504,992	11,287
	ATN International Inc.	137,674	11,032
	Inteliquent Inc.	412,154	9,447
*	Iridium Communications Inc.	946,309	9,085
	Windstream Holdings Inc.	1,133,436	8,308
*	United States Cellular Corp.	172,834	7,556
*	General Communication Inc. Class A	372,819	7,251
*	ORBCOMM Inc.	761,456	6,297
^,*	Globalstar Inc.	3,852,334	6,087
*	Boingo Wireless Inc.	449,141	5,475
	Spok Holdings Inc.	261,939	5,435
*	FairPoint Communications Inc.	265,205	4,959
*	Lumos Networks Corp.	277,481	4,334
	IDT Corp. Class B	219,486	4,069
^,*	Straight Path Communications Inc. Class B	100,938	3,423
^,*	pdvWireless Inc.	127,875	2,884
*	Hawaiian Telcom Holdco Inc.	109,993	2,726
*	NII Holdings Inc.	1,205,169	2,591
*	Alaska Communications Systems Group Inc.	653,207	1,071
*	Ooma Inc.	65,820	592
*	Pareteum Corp.	687,554	82
^,*	One Horizon Group Inc.	84,018	25
*	Fusion Telecommunications International Inc.	2,852	4
			661,997
Utilities (3.1%)
	UGI Corp.	2,062,072	95,020
	Westar Energy Inc. Class A	1,673,225	94,286
	Atmos Energy Corp.	1,230,623	91,251
	OGE Energy Corp.	2,351,986	78,674
	Great Plains Energy Inc.	2,512,219	68,709
	MDU Resources Group Inc.	2,285,140	65,743
	Aqua America Inc.	2,051,060	61,614
	National Fuel Gas Co.	1,004,427	56,891
	Vectren Corp.	981,215	51,170
	IDACORP Inc.	608,404	49,007
*	Calpine Corp.	4,246,050	48,532
	WGL Holdings Inc.	602,735	45,977
	Portland General Electric Co.	1,059,336	45,901
	Southwest Gas Corp.	555,393	42,554
	Hawaiian Electric Industries Inc.	1,284,716	42,486
	ONE Gas Inc.	628,516	40,200
	Black Hills Corp.	637,544	39,107
	ALLETE Inc.	584,170	37,498
	New Jersey Resources Corp.	1,015,175	36,039

51

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

					Market
					Value
				Shares	($000)
	Spire Inc.			547,664	35,352
	PNM Resources Inc.			942,941	32,343
	NorthWestern Corp.			566,511	32,217
	South Jersey Industries Inc.			931,756	31,391
	Avista Corp.			767,540	30,694
	MGE Energy Inc.			420,166	27,437
	Avangrid Inc.			691,742	26,203
	Ormat Technologies Inc.			426,557	22,872
	El Paso Electric Co.			487,369	22,663
	Northwest Natural Gas Co.			349,723	20,913
	American States Water Co.			442,493	20,160
	California Water Service Group			581,591	19,716
	Otter Tail Corp.			468,095	19,098
	Empire District Electric Co.			522,474	17,811
	Pattern Energy Group Inc. Class A			794,552	15,089
	Chesapeake Utilities Corp.			195,258	13,073
	NRG Yield Inc.			757,753	11,973
*	Dynegy Inc.			1,393,908	11,792
*	TerraForm Power Inc. Class A			851,227	10,904
	SJW Group			186,088	10,417
	Middlesex Water Co.			196,813	8,451
	Unitil Corp.			177,310	8,039
	Connecticut Water Service Inc.			141,409	7,898
	NRG Yield Inc. Class A			387,965	5,959
	York Water Co.			153,966	5,882
*	AquaVenture Holdings Ltd.			164,275	4,030
	Artesian Resources Corp. Class A			101,294	3,235
^,*	Cadiz Inc.			213,317	2,666
	Delta Natural Gas Co. Inc.			82,384	2,416
	TerraForm Global Inc. Class A			573,359	2,265
^	Spark Energy Inc. Class A			69,275	2,099
	Genie Energy Ltd. Class B			207,572	1,194
*	Pure Cycle Corp.			190,254	1,046
	Gas Natural Inc.			80,015	1,004
^,*	Vivint Solar Inc.			283,511	723
*	US Geothermal Inc.			127,589	522
	RGC Resources Inc.			17,135	431
*	American DG Energy Inc.			65,246	18

					1,580,655
Total Common Stocks (Cost $41,077,071)					51,424,633

				Face
			Maturity	Amount
		Coupon	Date	($000)

Convertible Bonds (0.0%)
	Catalyst Biosciences Inc. Cvt.	0.000%	2/19/18	514	335
Total Convertible Bonds (Cost $0)					335

				Shares

Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.6%)
3,4	Vanguard Market Liquidity Fund	0.823%		8,010,345	801,115

				Face
				Amount
				($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	0.601%	4/27/17	100	100
	United States Treasury Bill	0.564%	5/4/17	1,000	998

52

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

5	United States Treasury Bill	0.623%	5/18/17	2,740	2,734
5,6	United States Treasury Bill	0.607%-0.608%	5/25/17	7,000	6,983
					10,815
Total Temporary Cash Investments (Cost $811,879)					811,930
Total Investments (101.3%) (Cost $41,888,950)					52,236,898
Other Assets and Liabilities—Net (-1.3%)[4]					(687,427)
Net Assets (100%)					51,549,471

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $607,029,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and
1.3%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $662,703,000 of collateral received for securities on loan.
5 Securities with a value of $6,425,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $797,000 have been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

53

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA980 022017

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)

Common Stocks (99.5%)[1]
Basic Materials (2.6%)
	Dow Chemical Co.	23,772,758	1,360,277
	EI du Pont de Nemours & Co.	18,469,469	1,355,659
	Praxair Inc.	6,043,761	708,268
	Air Products & Chemicals Inc.	4,590,678	660,231
	Ecolab Inc.	5,563,773	652,185
	LyondellBasell Industries NV Class A	6,932,822	594,697
	PPG Industries Inc.	5,641,524	534,591
	International Paper Co.	8,698,490	461,542
	Nucor Corp.	6,709,217	399,333
	Newmont Mining Corp.	11,242,949	383,047
*	Freeport-McMoRan Inc.	25,935,226	342,086
	Celanese Corp. Class A	3,065,307	241,362
	Eastman Chemical Co.	2,934,207	220,682
	Mosaic Co.	7,411,996	217,394
	Albemarle Corp.	2,380,817	204,941
	International Flavors & Fragrances Inc.	1,541,451	181,629
	Steel Dynamics Inc.	4,902,169	174,419
	Arconic Inc.	9,290,231	172,241
	FMC Corp.	2,832,158	160,187
	CF Industries Holdings Inc.	4,929,443	155,179
	RPM International Inc.	2,824,745	152,056
	Ashland Global Holdings Inc.	1,314,457	143,657
	Avery Dennison Corp.	1,877,984	131,872
*	Axalta Coating Systems Ltd.	4,559,640	124,022
	United States Steel Corp.	3,652,387	120,565
	Reliance Steel & Aluminum Co.	1,470,534	116,966
*	Alcoa Corp.	3,828,243	107,497
	WR Grace & Co.	1,490,190	100,796
	US Silica Holdings Inc.	1,674,757	94,925
	Scotts Miracle-Gro Co. Class A	960,869	91,811
	Olin Corp.	3,494,343	89,490
	Royal Gold Inc.	1,387,317	87,887
	NewMarket Corp.	204,003	86,465
	Chemours Co.	3,843,928	84,912
	Huntsman Corp.	4,270,923	81,489
	Sensient Technologies Corp.	945,818	74,322
*	AK Steel Holding Corp.	6,624,443	67,636
*	Versum Materials Inc.	2,293,022	64,365
	CONSOL Energy Inc.	3,403,473	62,045
	Cabot Corp.	1,187,825	60,033
	PolyOne Corp.	1,779,350	57,010
	Minerals Technologies Inc.	735,719	56,834
	Compass Minerals International Inc.	723,167	56,660
*	Balchem Corp.	668,526	56,103
	Commercial Metals Co.	2,551,623	55,574
	Domtar Corp.	1,326,886	51,788
	HB Fuller Co.	1,060,497	51,233
*	Univar Inc.	1,757,541	49,861
*	Ingevity Corp.	892,941	48,987
	Westlake Chemical Corp.	821,052	45,971
	Hecla Mining Co.	8,503,876	44,560
*	Chemtura Corp.	1,341,855	44,550
	Worthington Industries Inc.	939,022	44,547
*	Stillwater Mining Co.	2,580,646	41,574
	KapStone Paper and Packaging Corp.	1,844,027	40,661
*	Platform Specialty Products Corp.	4,101,975	40,240
*	GCP Applied Technologies Inc.	1,500,921	40,150
*,^	Fairmount Santrol Holdings Inc.	3,293,195	38,827
*	Cambrex Corp.	679,307	36,649
*,^	Cliffs Natural Resources Inc.	4,346,554	36,555
^	Allegheny Technologies Inc.	2,290,562	36,489

1

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Coeur Mining Inc.	3,999,775	36,358
	Carpenter Technology Corp.	995,983	36,025
*	Arch Coal Inc. Class A	445,609	34,780
	Stepan Co.	415,443	33,850
	Quaker Chemical Corp.	255,419	32,678
	Innospec Inc.	476,566	32,645
	Kaiser Aluminum Corp.	390,668	30,351
	Neenah Paper Inc.	338,038	28,801
*	Ferro Corp.	1,730,591	24,799
*	Clearwater Paper Corp.	358,238	23,482
	PH Glatfelter Co.	898,946	21,476
	Innophos Holdings Inc.	390,067	20,385
	A Schulman Inc.	581,258	19,443
*	Kraton Corp.	652,031	18,570
	Calgon Carbon Corp.	1,058,945	18,002
	Deltic Timber Corp.	226,595	17,464
*	Koppers Holdings Inc.	406,473	16,381
	Rayonier Advanced Materials Inc.	938,153	14,504
*	AdvanSix Inc.	634,432	14,046
	Tronox Ltd. Class A	1,307,380	13,479
	Aceto Corp.	589,992	12,962
	Tredegar Corp.	539,318	12,944
	Chase Corp.	147,074	12,288
*	CSW Industrials Inc.	321,193	11,836
	Haynes International Inc.	269,088	11,568
*	SunCoke Energy Inc.	1,007,052	11,420
	American Vanguard Corp.	574,230	10,996
*	Veritiv Corp.	199,088	10,701
	Hawkins Inc.	185,000	9,981
*	Century Aluminum Co.	1,035,310	8,862
*	OMNOVA Solutions Inc.	881,839	8,818
*,^	Nexeo Solutions Inc.	842,388	7,843
*	Cloud Peak Energy Inc.	1,297,199	7,277
	KMG Chemicals Inc.	178,150	6,928
*	Resolute Forest Products Inc.	1,279,793	6,847
	FutureFuel Corp.	486,122	6,757
*	Westmoreland Coal Co.	369,406	6,527
^	Kronos Worldwide Inc.	471,468	5,629
*	Verso Corp.	722,716	5,131
	Gold Resource Corp.	1,162,671	5,058
	Olympic Steel Inc.	198,115	4,800
*	Ryerson Holding Corp.	323,545	4,319
*,^	LSB Industries Inc.	428,298	3,606
	Ampco-Pittsburgh Corp.	214,187	3,588
*	Real Industry Inc.	573,437	3,498
	Hallador Energy Co.	368,644	3,351
*,^	Uranium Energy Corp.	2,296,250	2,572
*	Universal Stainless & Alloy Products Inc.	164,818	2,227
*	Codexis Inc.	472,529	2,174
*	Synalloy Corp.	187,582	2,054
*,^	Ur-Energy Inc.	3,850,766	2,045
*	ChromaDex Corp.	475,100	1,573
*,^	Pershing Gold Corp.	315,046	1,030
*,^	Senomyx Inc.	1,000,586	961
*	Northern Technologies International Corp.	62,670	862
*	Intrepid Potash Inc.	398,420	829
*,^	AgroFresh Solutions Inc.	288,862	765
*	NL Industries Inc.	92,843	757
	Friedman Industries Inc.	103,125	687
*	Centrus Energy Corp. Class A	98,468	628
*,^	Uni-Pixel Inc.	607,970	598
*	Handy & Harman Ltd.	21,102	539
*,^	Comstock Mining Inc.	2,018,866	531
	Empire Resources Inc.	78,065	530

2

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	United-Guardian Inc.	26,819	416
*,^	Marrone Bio Innovations Inc.	188,755	404
*	Solitario Exploration & Royalty Corp.	539,324	343
*,^	Golden Minerals Co.	563,224	327
*	General Moly Inc.	1,015,507	254
*	Dynasil Corp. of America	158,073	202
*	Ikonics Corp.	6,410	73
*	TOR Minerals International Inc.	2,580	16
*	US Antimony Corp.	6,500	2
			12,812,037
Consumer Goods (9.5%)
	Procter & Gamble Co.	56,683,460	4,765,945
	Coca-Cola Co.	82,265,445	3,410,725
	PepsiCo Inc.	30,407,160	3,181,501
	Philip Morris International Inc.	32,864,233	3,006,749
	Altria Group Inc.	41,374,314	2,797,731
	NIKE Inc. Class B	28,314,543	1,439,228
	Mondelez International Inc. Class A	31,140,671	1,380,466
	Colgate-Palmolive Co.	18,900,163	1,236,827
	Kraft Heinz Co.	12,887,717	1,125,355
	Reynolds American Inc.	18,136,060	1,016,345
	Ford Motor Co.	82,605,613	1,002,006
	Monsanto Co.	9,280,867	976,440
	General Motors Co.	27,494,722	957,916
	Kimberly-Clark Corp.	7,607,098	868,122
	General Mills Inc.	12,565,081	776,145
	Archer-Daniels-Midland Co.	12,215,374	557,632
	Constellation Brands Inc. Class A	3,562,647	546,189
*,^	Tesla Motors Inc.	2,554,526	545,877
	Activision Blizzard Inc.	14,152,284	511,039
*	Electronic Arts Inc.	6,060,507	477,326
	Newell Brands Inc.	10,215,173	456,107
*	Monster Beverage Corp.	9,065,766	401,976
	Delphi Automotive plc	5,749,454	387,226
	Kellogg Co.	5,189,278	382,502
	Tyson Foods Inc. Class A	6,173,150	380,760
	Conagra Brands Inc.	9,271,887	366,703
	Stanley Black & Decker Inc.	3,183,157	365,076
	Molson Coors Brewing Co. Class B	3,696,160	359,673
	Estee Lauder Cos. Inc. Class A	4,668,278	357,077
	Dr Pepper Snapple Group Inc.	3,926,876	356,050
	Clorox Co.	2,737,602	328,567
	VF Corp.	5,750,065	306,766
	Hershey Co.	2,905,729	300,540
	JM Smucker Co.	2,342,176	299,939
	Whirlpool Corp.	1,596,055	290,115
	Genuine Parts Co.	2,999,765	286,598
	Mead Johnson Nutrition Co.	3,908,355	276,555
*	Mohawk Industries Inc.	1,334,607	266,494
	Campbell Soup Co.	4,247,461	256,844
	Church & Dwight Co. Inc.	5,453,876	241,007
	McCormick & Co. Inc.	2,432,573	227,032
	Harley-Davidson Inc.	3,752,367	218,913
	Bunge Ltd.	2,950,456	213,141
	Snap-on Inc.	1,232,812	211,144
*	WhiteWave Foods Co. Class A	3,741,390	208,021
	Coach Inc.	5,895,332	206,455
	DR Horton Inc.	7,509,655	205,239
	Lear Corp.	1,517,148	200,825
	Mattel Inc.	7,204,202	198,476
	Hormel Foods Corp.	5,613,707	195,413
	Ingredion Inc.	1,525,485	190,625
*	LKQ Corp.	6,157,743	188,735
	Hasbro Inc.	2,384,107	185,460

3

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	BorgWarner Inc.	4,433,957	174,875
	Coty Inc. Class A	9,495,493	173,862
	Hanesbrands Inc.	8,007,861	172,730
	Brown-Forman Corp. Class B	3,832,239	172,144
	Goodyear Tire & Rubber Co.	5,556,970	171,544
	Lennar Corp. Class A	3,912,475	167,963
	Harman International Industries Inc.	1,479,074	164,414
	Leucadia National Corp.	6,852,814	159,328
*	Middleby Corp.	1,220,079	157,158
	PVH Corp.	1,710,545	154,360
*	Michael Kors Holdings Ltd.	3,340,648	143,581
	Leggett & Platt Inc.	2,838,947	138,768
	Pinnacle Foods Inc.	2,488,857	133,029
*	Lululemon Athletica Inc.	2,016,396	131,046
*	NVR Inc.	78,422	130,886
	Gentex Corp.	6,137,688	120,851
*	WABCO Holdings Inc.	1,120,862	118,979
	PulteGroup Inc.	6,440,380	118,374
	Lamb Weston Holdings Inc.	3,079,250	116,550
*,^	Under Armour Inc. Class A	3,948,296	114,698
	Ralph Lauren Corp. Class A	1,191,843	107,647
^	Polaris Industries Inc.	1,289,402	106,234
	Thor Industries Inc.	1,044,325	104,485
*	Post Holdings Inc.	1,295,578	104,152
	Brunswick Corp.	1,907,111	104,014
*	Toll Brothers Inc.	3,160,386	97,972
*	Under Armour Inc.	3,836,509	96,565
*	Edgewell Personal Care Co.	1,245,208	90,888
*	Take-Two Interactive Software Inc.	1,815,280	89,475
	Pool Corp.	836,654	87,296
	Carter's Inc.	1,007,338	87,024
*	TreeHouse Foods Inc.	1,198,667	86,532
*	Hain Celestial Group Inc.	2,186,483	85,338
	Flowers Foods Inc.	3,951,822	78,918
*	Tenneco Inc.	1,156,544	72,249
*,^	Tempur Sealy International Inc.	1,050,000	71,694
*,^	Herbalife Ltd.	1,441,788	69,408
*	Skechers U.S.A. Inc. Class A	2,820,832	69,336
	Snyder's-Lance Inc.	1,623,116	62,230
	B&G Foods Inc.	1,405,064	61,542
	Spectrum Brands Holdings Inc.	500,768	61,259
	Energizer Holdings Inc.	1,326,901	59,193
	Dana Inc.	3,073,544	58,336
	Visteon Corp.	712,876	57,272
	Lancaster Colony Corp.	403,170	57,004
*	Manitowoc Foodservice Inc.	2,902,822	56,112
	Nu Skin Enterprises Inc. Class A	1,121,892	53,604
	CalAtlantic Group Inc.	1,569,573	53,381
	Drew Industries Inc.	489,448	52,738
	HNI Corp.	940,098	52,570
*	Dorman Products Inc.	701,586	51,258
*	Kate Spade & Co.	2,694,582	50,308
*	Helen of Troy Ltd.	590,445	49,863
*	Vista Outdoor Inc.	1,280,557	47,253
	Vector Group Ltd.	2,051,684	46,655
*	Avon Products Inc.	9,252,344	46,632
	Cooper Tire & Rubber Co.	1,160,924	45,102
*,^	Blue Buffalo Pet Products Inc.	1,875,506	45,087
	Tupperware Brands Corp.	854,709	44,975
*	Darling Ingredients Inc.	3,455,234	44,607
	Wolverine World Wide Inc.	1,989,553	43,671
	Herman Miller Inc.	1,272,300	43,513
	Fresh Del Monte Produce Inc.	704,840	42,734
	J&J Snack Foods Corp.	314,362	41,945

4

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Dean Foods Co.	1,914,661	41,701
*	Steven Madden Ltd.	1,161,525	41,525
*	Zynga Inc. Class A	15,341,271	39,427
	Sanderson Farms Inc.	404,101	38,082
*	Deckers Outdoor Corp.	672,004	37,222
*	Cooper-Standard Holdings Inc.	344,856	35,651
	Columbia Sportswear Co.	598,362	34,885
*	TRI Pointe Group Inc.	3,030,624	34,792
*	US Foods Holding Corp.	1,208,675	33,214
	WD-40 Co.	276,912	32,371
	La-Z-Boy Inc.	1,041,755	32,346
*	iRobot Corp.	552,069	32,268
*	Boston Beer Co. Inc. Class A	184,230	31,291
	Steelcase Inc. Class A	1,732,810	31,017
*	American Axle & Manufacturing Holdings Inc.	1,604,410	30,965
*	ACCO Brands Corp.	2,252,131	29,390
	Schweitzer-Mauduit International Inc.	634,811	28,903
	Universal Corp.	450,105	28,694
*	Meritage Homes Corp.	793,684	27,620
	Knoll Inc.	968,516	27,051
	KB Home	1,688,217	26,691
*	Gentherm Inc.	788,076	26,676
^	Cal-Maine Foods Inc.	599,100	26,465
	Interface Inc. Class A	1,399,578	25,962
*,^	Wayfair Inc.	722,920	25,338
*	G-III Apparel Group Ltd.	816,772	24,144
	Andersons Inc.	535,739	23,948
	Pilgrim's Pride Corp.	1,221,534	23,197
*	Fossil Group Inc.	858,118	22,191
*,^	Fitbit Inc. Class A	2,996,341	21,933
	Callaway Golf Co.	1,987,672	21,785
	MDC Holdings Inc.	844,914	21,680
*	Seaboard Corp.	5,421	21,424
	Nutrisystem Inc.	617,331	21,391
	Standard Motor Products Inc.	395,932	21,071
*	Select Comfort Corp.	929,127	21,017
	Ethan Allen Interiors Inc.	521,049	19,201
	Briggs & Stratton Corp.	861,525	19,178
	Calavo Growers Inc.	310,589	19,070
	Oxford Industries Inc.	314,805	18,929
*	Universal Electronics Inc.	286,983	18,525
*	Cavco Industries Inc.	178,657	17,839
	Winnebago Industries Inc.	555,690	17,588
	Coca-Cola Bottling Co. Consolidated	96,596	17,276
^	Tootsie Roll Industries Inc.	415,329	16,509
*	Central Garden & Pet Co. Class A	522,245	16,137
*	Fox Factory Holding Corp.	560,290	15,548
*,^	GoPro Inc. Class A	1,744,982	15,199
	AdvancePierre Foods Holdings Inc.	503,482	14,994
*	Modine Manufacturing Co.	976,875	14,555
*	USANA Health Sciences Inc.	233,032	14,262
	National Beverage Corp.	254,939	13,022
	Superior Industries International Inc.	486,040	12,807
*	Central Garden & Pet Co.	386,149	12,778
*	M/I Homes Inc.	497,934	12,538
	MGP Ingredients Inc.	245,438	12,267
*	Nautilus Inc.	654,496	12,108
	John B Sanfilippo & Son Inc.	171,739	12,089
*	Taylor Morrison Home Corp. Class A	620,380	11,949
	Tower International Inc.	420,073	11,909
	Inter Parfums Inc.	360,480	11,806
	National Presto Industries Inc.	108,613	11,556
	Phibro Animal Health Corp. Class A	381,538	11,179
*	Motorcar Parts of America Inc.	384,226	10,343

5

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	WCI Communities Inc.	438,871	10,292
*,^	LGI Homes Inc.	351,620	10,102
*	Crocs Inc.	1,463,441	10,039
	Titan International Inc.	895,078	10,034
*	Unifi Inc.	306,753	10,009
*	Omega Protein Corp.	398,341	9,978
*	Stoneridge Inc.	561,788	9,938
	Movado Group Inc.	344,760	9,912
*	Beazer Homes USA Inc.	717,156	9,538
	Lennar Corp. Class B	273,277	9,428
*	William Lyon Homes Class A	483,130	9,194
*	Iconix Brand Group Inc.	957,870	8,947
	Medifast Inc.	214,136	8,914
*	Acushnet Holdings Corp.	446,136	8,793
	Flexsteel Industries Inc.	140,299	8,652
	Hooker Furniture Corp.	225,825	8,570
^	Camping World Holdings Inc. Class A	254,742	8,302
	Libbey Inc.	426,017	8,290
	Culp Inc.	212,632	7,899
*	Farmer Brothers Co.	207,361	7,610
*	Eastman Kodak Co.	481,744	7,467
*	Federal-Mogul Holdings Corp.	709,901	7,319
*	Century Communities Inc.	341,999	7,182
*	elf Beauty Inc.	241,656	6,994
*	Malibu Boats Inc. Class A	365,540	6,975
*	Primo Water Corp.	558,897	6,863
*,^	Hovnanian Enterprises Inc. Class A	2,479,494	6,769
*	Revlon Inc. Class A	230,189	6,710
^	Orchids Paper Products Co.	250,054	6,546
	Bassett Furniture Industries Inc.	213,662	6,495
	Metaldyne Performance Group Inc.	279,579	6,416
*	Perry Ellis International Inc.	251,463	6,264
	Limoneira Co.	286,252	6,157
*,^	Amplify Snack Brands Inc.	614,010	5,409
	Nutraceutical International Corp.	152,936	5,345
*	Vera Bradley Inc.	428,063	5,017
*	Seneca Foods Corp. Class A	125,014	5,007
	MCBC Holdings Inc.	335,192	4,887
*	Inventure Foods Inc.	479,372	4,722
*	Freshpet Inc.	432,638	4,391
*	ZAGG Inc.	581,983	4,132
*,^	Glu Mobile Inc.	2,094,346	4,063
*,^	Arctic Cat Inc.	264,756	3,977
	Oil-Dri Corp. of America	96,105	3,672
	Weyco Group Inc.	114,453	3,582
*,^	Sequential Brands Group Inc.	763,682	3,574
	Superior Uniform Group Inc.	179,445	3,521
*	Core Molding Technologies Inc.	201,018	3,439
	Johnson Outdoors Inc. Class A	84,976	3,373
	Strattec Security Corp.	83,626	3,370
*,^	Jamba Inc.	309,686	3,190
*	Craft Brew Alliance Inc.	181,843	3,073
*	Alliance One International Inc.	157,621	3,026
	A-Mark Precious Metals Inc.	152,127	2,966
*,^	JAKKS Pacific Inc.	552,677	2,846
	Lifetime Brands Inc.	157,660	2,798
*	New Home Co. Inc.	230,218	2,696
*	Delta Apparel Inc.	127,573	2,645
*	Cherokee Inc.	248,819	2,613
*	Skyline Corp.	164,720	2,547
*	Black Diamond Inc.	475,499	2,544
	Crown Crafts Inc.	324,287	2,513
	Nature's Sunshine Products Inc.	162,457	2,437
*	Lifevantage Corp.	291,057	2,372

6

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
^	Valvoline Inc.	107,048	2,302
	Marine Products Corp.	160,759	2,230
*,^	Vuzix Corp.	318,298	2,164
*	Lakeland Industries Inc.	206,432	2,147
	Rocky Brands Inc.	183,158	2,115
	Escalade Inc.	145,056	1,915
*,^	Vince Holding Corp.	407,335	1,650
*	Turning Point Brands Inc.	131,404	1,610
	Acme United Corp.	59,133	1,513
*	Castle Brands Inc.	1,989,401	1,512
*,^	22nd Century Group Inc.	1,365,718	1,489
*	S&W Seed Co.	317,456	1,460
*	Fenix Parts Inc.	515,373	1,453
	Alico Inc.	49,140	1,334
*	Natural Alternatives International Inc.	107,239	1,212
	Unique Fabricating Inc.	80,609	1,177
*	Lifeway Foods Inc.	97,126	1,118
*	Shiloh Industries Inc.	159,008	1,099
*	US Auto Parts Network Inc.	305,527	1,075
*	Dixie Group Inc.	296,984	1,069
*	Alpha Pro Tech Ltd.	292,060	1,022
	LS Starrett Co. Class A	105,372	980
	Kewaunee Scientific Corp.	39,165	958
	Rocky Mountain Chocolate Factory Inc.	93,674	955
*	Virco Manufacturing Corp.	218,789	941
	Mannatech Inc.	40,249	817
*	Tandy Leather Factory Inc.	93,919	761
*	Reed's Inc.	168,431	691
*	Coffee Holding Co. Inc.	130,802	608
*	Zedge Inc. Class B	155,961	488
*,^	Nova Lifestyle Inc.	246,529	476
*	Willamette Valley Vineyards Inc.	55,833	447
*	Summer Infant Inc.	163,915	334
*	Female Health Co.	350,871	319
*,^	Lipocine Inc.	83,770	308
*	Charles & Colvard Ltd.	233,777	257
*	Emerson Radio Corp.	183,685	193
	Stanley Furniture Co. Inc.	194,361	175
	P&F Industries Inc. Class A	18,458	153
*,^	DS Healthcare Group Inc.	231,016	152
*	Cyanotech Corp.	23,466	101
	CompX International Inc.	5,846	94
*	CTI Industries Corp.	14,046	88
*	Differential Brands Group Inc.	31,820	75
*	JRjr33 Inc.	80,833	61
*	Hovnanian Enterprises Inc. Class B	19,300	53
*	Crystal Rock Holdings Inc.	60,050	49
	Ocean Bio-Chem Inc.	11,842	45
*	RiceBran Technologies	28,938	30
*	Koss Corp.	12,072	28
*,^	Long Island Iced Tea Corp.	6,400	27
	LCI Industries	96	10
	Monster Digital Inc.	3,100	5
*	Bridgford Foods Corp.	53	1
			47,649,009
Consumer Services (13.0%)
*	Amazon.com Inc.	8,558,557	6,417,805
	Comcast Corp. Class A	50,479,761	3,485,628
	Home Depot Inc.	25,791,280	3,458,095
	Walt Disney Co.	30,329,375	3,160,927
	Wal-Mart Stores Inc.	32,757,385	2,264,190
	McDonald's Corp.	17,591,525	2,141,240
	CVS Health Corp.	22,588,149	1,782,431
	Starbucks Corp.	29,301,800	1,626,836

7

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Walgreens Boots Alliance Inc.	19,495,680	1,613,462
*	Priceline Group Inc.	1,046,652	1,534,455
	Time Warner Inc.	15,530,657	1,499,174
	Costco Wholesale Corp.	9,269,270	1,484,103
	Lowe's Cos. Inc.	18,540,088	1,318,571
*	Charter Communications Inc. Class A	4,303,031	1,238,929
*	Netflix Inc.	8,636,517	1,069,201
	TJX Cos. Inc.	13,208,832	992,380
	Target Corp.	11,909,957	860,256
	Delta Air Lines Inc.	15,847,303	779,529
	Kroger Co.	20,040,742	691,606
	McKesson Corp.	4,787,594	672,418
*	eBay Inc.	22,578,550	670,357
	Southwest Airlines Co.	13,041,061	649,966
	Twenty-First Century Fox Inc. Class A	22,349,546	626,681
	Sysco Corp.	10,471,480	579,806
*	O'Reilly Automotive Inc.	1,993,666	555,057
	Ross Stores Inc.	8,389,562	550,355
	CBS Corp. Class B	8,078,541	513,957
	Marriott International Inc. Class A	6,189,328	511,734
	American Airlines Group Inc.	10,437,006	487,304
*	AutoZone Inc.	616,963	487,271
	Cardinal Health Inc.	6,765,985	486,948
	Yum! Brands Inc.	7,377,173	467,196
	Las Vegas Sands Corp.	8,423,217	449,884
	Dollar General Corp.	5,936,364	439,706
	Omnicom Group Inc.	5,009,331	426,344
*	United Continental Holdings Inc.	5,798,893	422,623
	Carnival Corp.	8,017,370	417,384
*	Dollar Tree Inc.	4,741,103	365,918
	Hilton Worldwide Holdings Inc.	12,569,835	341,900
	L Brands Inc.	5,171,972	340,523
*	Ulta Salon Cosmetics & Fragrance Inc.	1,254,370	319,789
	Nielsen Holdings plc	7,558,616	317,084
	Royal Caribbean Cruises Ltd.	3,647,798	299,265
*	MGM Resorts International	10,293,394	296,759
	Expedia Inc.	2,612,595	295,955
	AmerisourceBergen Corp. Class A	3,509,060	274,373
	Viacom Inc. Class B	7,555,990	265,215
*	DISH Network Corp. Class A	4,553,251	263,770
*	CarMax Inc.	4,051,476	260,875
	Advance Auto Parts Inc.	1,480,894	250,449
	Best Buy Co. Inc.	5,728,469	244,434
	Macy's Inc.	6,528,507	233,786
*,^	Chipotle Mexican Grill Inc. Class A	616,714	232,699
	Alaska Air Group Inc.	2,615,963	232,114
	Twenty-First Century Fox Inc.	8,508,236	231,849
	Tractor Supply Co.	2,793,749	211,794
	Whole Foods Market Inc.	6,742,663	207,404
^	Tiffany & Co.	2,620,230	202,884
	Foot Locker Inc.	2,838,932	201,252
	Interpublic Group of Cos. Inc.	8,479,245	198,499
	Kohl's Corp.	3,829,469	189,099
	Darden Restaurants Inc.	2,580,081	187,624
	Aramark	5,158,598	184,265
*	Rite Aid Corp.	22,200,255	182,930
	Wyndham Worldwide Corp.	2,322,836	177,395
*	Liberty Interactive Corp. QVC Group Class A	8,877,660	177,376
	Domino's Pizza Inc.	1,019,555	162,354
^	Sirius XM Holdings Inc.	36,095,286	160,624
*	JetBlue Airways Corp.	6,857,105	153,736
	Signet Jewelers Ltd.	1,621,605	152,852
	Wynn Resorts Ltd.	1,725,274	149,253
*	Norwegian Cruise Line Holdings Ltd.	3,365,067	143,116

8

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	FactSet Research Systems Inc.	859,696	140,500
*	Discovery Communications Inc.	4,976,344	133,267
*	Burlington Stores Inc.	1,508,092	127,811
	Bed Bath & Beyond Inc.	3,103,186	126,113
	Staples Inc.	13,780,864	124,717
	KAR Auction Services Inc.	2,920,710	124,481
	Vail Resorts Inc.	766,451	123,636
	Nordstrom Inc.	2,563,916	122,889
	Scripps Networks Interactive Inc. Class A	1,712,730	122,238
*	Liberty Media Corp-Liberty SiriusXM Class C	3,582,138	121,506
*	Copart Inc.	2,088,269	115,711
	News Corp. Class A	10,095,045	115,689
*	VCA Inc.	1,624,823	111,544
	Service Corp. International	3,907,008	110,959
*	TripAdvisor Inc.	2,389,835	110,817
*	ServiceMaster Global Holdings Inc.	2,873,011	108,226
	H&R Block Inc.	4,697,332	107,992
	Gap Inc.	4,629,159	103,878
	Sabre Corp.	4,121,856	102,840
	Dunkin' Brands Group Inc.	1,939,325	101,698
	Casey's General Stores Inc.	831,009	98,790
	TEGNA Inc.	4,534,721	96,998
*	Panera Bread Co. Class A	469,539	96,298
	Six Flags Entertainment Corp.	1,575,426	94,463
	Dick's Sporting Goods Inc.	1,766,142	93,782
	Dun & Bradstreet Corp.	770,278	93,450
*	Spirit Airlines Inc.	1,483,529	85,837
	Cinemark Holdings Inc.	2,213,852	84,923
^	Cracker Barrel Old Country Store Inc.	507,889	84,807
*	Discovery Communications Inc. Class A	3,022,976	82,860
*	Sally Beauty Holdings Inc.	3,103,531	81,995
	Williams-Sonoma Inc.	1,693,987	81,972
	Jack in the Box Inc.	690,001	77,032
	CST Brands Inc.	1,595,125	76,805
*	Live Nation Entertainment Inc.	2,787,064	74,136
*	AutoNation Inc.	1,516,197	73,763
*	Liberty Media Corp-Liberty SiriusXM Class A	2,103,539	72,614
	Rollins Inc.	2,110,772	71,302
*	Madison Square Garden Co. Class A	414,024	71,009
*	GrubHub Inc.	1,798,786	67,670
*	AMC Networks Inc. Class A	1,276,882	66,832
*	Cabela's Inc.	1,137,053	66,574
*	Bright Horizons Family Solutions Inc.	943,135	66,038
	Texas Roadhouse Inc. Class A	1,346,770	64,968
*	Hawaiian Holdings Inc.	1,078,512	61,475
*	Avis Budget Group Inc.	1,674,815	61,432
*	Pandora Media Inc.	4,668,940	60,883
	Cable One Inc.	96,434	59,956
*	Buffalo Wild Wings Inc.	387,845	59,883
*	Grand Canyon Education Inc.	1,002,664	58,606
*	Beacon Roofing Supply Inc.	1,266,927	58,367
	Wendy's Co.	4,284,410	57,925
*	Yelp Inc. Class A	1,512,860	57,685
	Tribune Media Co. Class A	1,631,159	57,058
	Cheesecake Factory Inc.	932,084	55,813
	GameStop Corp. Class A	2,194,615	55,436
	Brinker International Inc.	1,103,438	54,653
*	Sprouts Farmers Market Inc.	2,882,892	54,544
	John Wiley & Sons Inc. Class A	993,421	54,141
	Lions Gate Entertainment Corp. Class B	2,206,054	54,137
	Chemed Corp.	327,905	52,599
	American Eagle Outfitters Inc.	3,465,092	52,565
*,^	JC Penney Co. Inc.	6,174,853	51,313
*	United Natural Foods Inc.	1,057,501	50,464

9

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Office Depot Inc.	11,112,668	50,229
*	Dave & Buster's Entertainment Inc.	889,645	50,087
	Dolby Laboratories Inc. Class A	1,107,215	50,035
	Aaron's Inc.	1,539,033	49,234
	Matthews International Corp. Class A	637,301	48,977
	Papa John's International Inc.	567,185	48,540
*	Michaels Cos. Inc.	2,361,154	48,286
*	Murphy USA Inc.	785,239	48,269
	Graham Holdings Co. Class B	93,855	48,049
	Big Lots Inc.	941,921	47,294
	Meredith Corp.	793,029	46,908
	Allegiant Travel Co. Class A	280,600	46,692
	AMERCO	125,958	46,553
	Regal Entertainment Group Class A	2,257,269	46,500
	Sinclair Broadcast Group Inc. Class A	1,385,379	46,202
*	Five Below Inc.	1,149,420	45,931
	Hillenbrand Inc.	1,194,792	45,820
*	Urban Outfitters Inc.	1,608,807	45,819
	Lithia Motors Inc. Class A	470,783	45,586
*	Liberty Expedia Holdings Inc. Class A	1,140,731	45,253
*	Media General Inc.	2,288,722	43,097
	Bloomin' Brands Inc.	2,387,311	43,043
	PriceSmart Inc.	508,707	42,477
	Churchill Downs Inc.	282,056	42,435
*	Acxiom Corp.	1,553,946	41,646
	ILG Inc.	2,269,866	41,243
	Core-Mark Holding Co. Inc.	929,933	40,052
	Choice Hotels International Inc.	713,600	39,997
*	Sotheby's	1,002,526	39,961
	Penske Automotive Group Inc.	762,111	39,508
	Nexstar Broadcasting Group Inc. Class A	614,324	38,887
	SkyWest Inc.	1,060,206	38,645
	Chico's FAS Inc.	2,677,505	38,529
	Children's Place Inc.	380,599	38,421
	New York Times Co. Class A	2,834,449	37,698
*,^	WebMD Health Corp.	760,460	37,696
*	Stamps.com Inc.	327,915	37,595
	Extended Stay America Inc.	2,302,075	37,179
	Monro Muffler Brake Inc.	649,224	37,136
	Marriott Vacations Worldwide Corp.	423,977	35,974
	Time Inc.	1,935,062	34,541
	DeVry Education Group Inc.	1,104,872	34,472
*	Shutterfly Inc.	681,496	34,197
*	Boyd Gaming Corp.	1,663,479	33,552
*	Hyatt Hotels Corp. Class A	578,528	31,969
	Group 1 Automotive Inc.	407,274	31,743
*	Caesars Acquisition Co. Class A	2,305,190	31,120
*	Liberty Media Corp-Liberty Media	985,298	30,869
	DSW Inc. Class A	1,360,374	30,812
*,^	Groupon Inc. Class A	9,080,247	30,146
*	comScore Inc.	953,817	30,122
	SpartanNash Co.	742,471	29,357
	Morningstar Inc.	391,780	28,819
*,^	Ollie's Bargain Outlet Holdings Inc.	1,007,531	28,664
	Caleres Inc.	862,732	28,315
*	Houghton Mifflin Harcourt Co.	2,589,085	28,092
	DineEquity Inc.	362,260	27,894
*	MSG Networks Inc.	1,288,118	27,695
^	Lions Gate Entertainment Corp. Class A	1,019,433	27,423
*	Popeyes Louisiana Kitchen Inc.	450,739	27,261
^	SeaWorld Entertainment Inc.	1,393,382	26,377
*	SUPERVALU Inc.	5,612,243	26,209
	Tailored Brands Inc.	1,022,651	26,129
*	Asbury Automotive Group Inc.	422,225	26,051

10

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Genesco Inc.	416,097	25,840
*	Hertz Global Holdings Inc.	1,188,218	25,618
*	Rush Enterprises Inc. Class A	796,256	25,401
*	La Quinta Holdings Inc.	1,780,249	25,297
*,^	RH	811,803	24,923
	Scholastic Corp.	520,608	24,724
	Dillard's Inc. Class A	391,837	24,564
*	Belmond Ltd. Class A	1,825,081	24,365
*	Etsy Inc.	2,053,408	24,189
*	Ascena Retail Group Inc.	3,881,193	24,025
	Gannett Co. Inc.	2,459,895	23,886
*	Performance Food Group Co.	980,144	23,523
*	EW Scripps Co. Class A	1,207,781	23,346
	Sonic Corp.	872,169	23,121
	HSN Inc.	661,016	22,673
	Bob Evans Farms Inc.	419,849	22,340
*	Herc Holdings Inc.	548,505	22,028
*	Penn National Gaming Inc.	1,577,470	21,753
*	Liberty TripAdvisor Holdings Inc. Class A	1,438,309	21,647
	Capella Education Co.	244,132	21,435
	Planet Fitness Inc. Class A	1,025,883	20,620
^	AMC Entertainment Holdings Inc.	608,282	20,469
*	Denny's Corp.	1,577,438	20,239
	International Speedway Corp. Class A	540,259	19,882
*	Apollo Education Group Inc.	1,924,721	19,055
	ClubCorp Holdings Inc.	1,292,573	18,548
	National CineMedia Inc.	1,254,901	18,485
	Weis Markets Inc.	273,282	18,266
^	Wingstop Inc.	604,748	17,895
*	Hibbett Sports Inc.	470,550	17,552
*	BJ's Restaurants Inc.	436,023	17,136
*	Pinnacle Entertainment Inc.	1,180,729	17,121
*	Express Inc.	1,585,308	17,058
	Abercrombie & Fitch Co.	1,417,964	17,016
*	Strayer Education Inc.	210,386	16,963
*	Fiesta Restaurant Group Inc.	565,112	16,869
	New Media Investment Group Inc.	1,048,589	16,767
	Finish Line Inc. Class A	890,763	16,755
*	Red Robin Gourmet Burgers Inc.	282,342	15,924
	GNC Holdings Inc. Class A	1,440,536	15,904
	Cato Corp. Class A	521,406	15,684
*	Scientific Games Corp. Class A	1,100,379	15,405
*	Francesca's Holdings Corp.	841,660	15,175
	Guess? Inc.	1,242,722	15,037
*	Liberty Media Corp-Liberty Braves Series C	727,698	14,983
*	Quotient Technology Inc.	1,360,063	14,621
*,^	Shake Shack Inc. Class A	404,848	14,490
*	Gray Television Inc.	1,325,315	14,380
	Pier 1 Imports Inc.	1,683,211	14,375
*	SiteOne Landscape Supply Inc.	413,761	14,370
*	Liberty Media Corp-Liberty Media Class A	455,946	14,294
	Buckle Inc.	611,025	13,931
	Ingles Markets Inc. Class A	288,211	13,863
^	Fred's Inc. Class A	741,437	13,761
*	Tile Shop Holdings Inc.	700,509	13,695
*,^	TrueCar Inc.	1,089,739	13,622
*	Career Education Corp.	1,337,932	13,500
	Red Rock Resorts Inc. Class A	574,855	13,331
	Barnes & Noble Inc.	1,178,434	13,140
	Sonic Automotive Inc. Class A	562,530	12,882
*	Isle of Capri Casinos Inc.	515,339	12,724
	World Wrestling Entertainment Inc. Class A	671,599	12,357
*	Vitamin Shoppe Inc.	517,965	12,302
	Ruth's Hospitality Group Inc.	667,481	12,215

11

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	K12 Inc.	705,433	12,105
	Rent-A-Center Inc.	1,063,848	11,968
*	Bankrate Inc.	1,048,451	11,585
*	Diplomat Pharmacy Inc.	906,457	11,421
*	SP Plus Corp.	401,704	11,308
*	Chuy's Holdings Inc.	346,901	11,257
	Marcus Corp.	353,632	11,139
*	Biglari Holdings Inc.	22,935	10,853
*	Carrols Restaurant Group Inc.	708,356	10,802
*	Regis Corp.	743,394	10,794
*,^	Caesars Entertainment Corp.	1,232,713	10,478
*,^	Chegg Inc.	1,417,101	10,458
*	MarineMax Inc.	521,442	10,090
*	Providence Service Corp.	259,701	9,882
*	XO Group Inc.	491,883	9,567
*,^	Zoe's Kitchen Inc.	396,528	9,513
*	Eldorado Resorts Inc.	556,806	9,438
	Entravision Communications Corp. Class A	1,295,206	9,066
^	PetMed Express Inc.	391,792	9,039
*	Del Taco Restaurants Inc.	629,632	8,890
	Blue Nile Inc.	218,074	8,860
*,^	Party City Holdco Inc.	615,017	8,733
*	FTD Cos. Inc.	363,752	8,672
	Haverty Furniture Cos. Inc.	362,955	8,602
*	Smart & Final Stores Inc.	604,461	8,523
*,^	Lumber Liquidators Holdings Inc.	538,273	8,472
*	Barnes & Noble Education Inc.	738,519	8,471
*,^	Zumiez Inc.	387,583	8,469
*	Del Frisco's Restaurant Group Inc.	484,849	8,242
	Shoe Carnival Inc.	292,424	7,890
*	American Public Education Inc.	316,764	7,777
	Carriage Services Inc. Class A	264,488	7,575
*,^	tronc Inc.	544,833	7,557
*	RetailMeNot Inc.	808,524	7,519
*	Angie's List Inc.	852,156	7,013
*,^	Weight Watchers International Inc.	609,855	6,983
^	MDC Partners Inc. Class A	1,065,816	6,981
*	Clean Energy Fuels Corp.	2,438,146	6,973
*	1-800-Flowers.com Inc. Class A	648,433	6,938
*	America's Car-Mart Inc.	157,565	6,893
	Big 5 Sporting Goods Corp.	392,584	6,811
*	Chefs' Warehouse Inc.	425,560	6,724
	Entercom Communications Corp. Class A	437,705	6,697
*	Global Eagle Entertainment Inc.	1,034,576	6,683
*	Potbelly Corp.	505,539	6,521
*	Bojangles' Inc.	346,719	6,466
*	Sportsman's Warehouse Holdings Inc.	658,221	6,181
*	Intrawest Resorts Holdings Inc.	339,365	6,058
*	Habit Restaurants Inc. Class A	348,144	6,005
*	Overstock.com Inc.	338,656	5,926
*	Rubicon Project Inc.	790,152	5,863
	News Corp. Class B	496,186	5,855
	Winmark Corp.	45,000	5,677
	Citi Trends Inc.	296,071	5,578
*	Monarch Casino & Resort Inc.	211,116	5,443
*,^	Trupanion Inc.	349,801	5,429
*,^	Lands' End Inc.	352,618	5,342
*,^	El Pollo Loco Holdings Inc.	432,335	5,318
	Village Super Market Inc. Class A	170,813	5,278
*,^	Duluth Holdings Inc.	204,688	5,199
	RCI Hospitality Holdings Inc.	295,780	5,058
*	J Alexander's Holdings Inc.	466,456	5,014
*	Titan Machinery Inc.	337,978	4,924
*	Daily Journal Corp.	20,306	4,910

12

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Speedway Motorsports Inc.	224,949	4,875
*	Tuesday Morning Corp.	899,213	4,856
*	Liquidity Services Inc.	493,955	4,816
*	Kirkland's Inc.	309,634	4,802
*	Lindblad Expeditions Holdings Inc.	502,136	4,745
*	Reading International Inc. Class A	267,133	4,434
*,^	Sears Holdings Corp.	474,483	4,408
*	Care.com Inc.	492,474	4,221
^	Natural Health Trends Corp.	169,273	4,206
	CSS Industries Inc.	152,348	4,124
*	Build-A-Bear Workshop Inc.	290,639	3,996
*	Nathan's Famous Inc.	60,924	3,954
*	Ruby Tuesday Inc.	1,191,510	3,849
*,^	Trade Desk Inc. Class A	138,197	3,824
*	PCM Inc.	167,129	3,760
*	Liberty Media Corp-Liberty Braves Series A	180,472	3,698
*	Ascent Capital Group Inc. Class A	227,164	3,694
*	Bridgepoint Education Inc.	363,674	3,684
	Clear Channel Outdoor Holdings Inc. Class A	725,923	3,666
*	Conn's Inc.	285,058	3,606
*	Boot Barn Holdings Inc.	287,466	3,599
	Saga Communications Inc. Class A	71,295	3,586
*	Tilly's Inc. Class A	271,103	3,576
*	Townsquare Media Inc. Class A	341,712	3,557
*	Avid Technology Inc.	792,873	3,489
*	Lee Enterprises Inc.	1,110,959	3,222
	Stein Mart Inc.	583,377	3,197
*	Century Casinos Inc.	377,961	3,111
*	Destination XL Group Inc.	699,917	2,975
*	At Home Group Inc.	199,207	2,914
	A H Belo Corp. Class A	444,082	2,820
*	West Marine Inc.	264,561	2,770
*	Autobytel Inc.	198,457	2,669
*	TechTarget Inc.	304,451	2,597
	Stage Stores Inc.	578,358	2,527
*,^	Kona Grill Inc.	200,313	2,514
	Collectors Universe Inc.	117,187	2,488
*	Natural Grocers by Vitamin Cottage Inc.	206,944	2,461
*	Red Lion Hotels Corp.	280,003	2,338
*	Marchex Inc. Class B	817,652	2,167
*,^	Hemisphere Media Group Inc. Class A	193,265	2,165
*	EVINE Live Inc.	1,408,823	2,113
*	QuinStreet Inc.	549,349	2,066
*	Gaia Inc. Class A	236,794	2,048
*,^	Container Store Group Inc.	314,632	1,998
	Golden Entertainment Inc.	162,280	1,965
*	RealNetworks Inc.	386,288	1,877
*	Leaf Group Ltd.	263,028	1,723
*	Christopher & Banks Corp.	697,604	1,632
*	Fogo De Chao Inc.	113,216	1,625
	McClatchy Co. Class A	119,995	1,582
*	Travelzoo Inc.	166,357	1,564
*	Radio One Inc.	538,531	1,562
	Wayside Technology Group Inc.	79,567	1,488
*	Luby's Inc.	335,552	1,436
*	YuMe Inc.	400,538	1,434
*,^	Papa Murphy's Holdings Inc.	311,582	1,315
	Salem Media Group Inc. Class A	207,043	1,294
*	Cambium Learning Group Inc.	248,408	1,240
*	Peak Resorts Inc.	197,020	1,093
*	Town Sports International Holdings Inc.	404,990	1,012
	Destination Maternity Corp.	185,491	959
*	New York & Co. Inc.	406,347	922
^	Live Ventures Inc.	37,251	895

13

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Liberty Tax Inc.	64,719	867
*	Remark Media Inc.	219,630	861
	Educational Development Corp.	82,487	821
*	Bravo Brio Restaurant Group Inc.	154,523	587
*	Nevada Gold & Casinos Inc.	312,948	579
*	Profire Energy Inc.	409,919	566
*,^	Good Times Restaurants Inc.	178,652	563
*	Famous Dave's of America Inc.	108,592	538
	Gaming Partners International Corp.	42,577	503
*	Full House Resorts Inc.	193,494	464
*,^	Digital Turbine Inc.	625,025	422
*	CafePress Inc.	139,975	412
	Emmis Communications Corp. Class A	123,802	406
*,^	WeCast Network Inc.	326,461	402
	Ark Restaurants Corp.	15,310	371
*,^	Bon-Ton Stores Inc.	245,651	361
*	TheStreet Inc.	412,547	351
	National American University Holdings Inc.	175,287	342
*	Dover Downs Gaming & Entertainment Inc.	315,936	325
*	Gordmans Stores Inc.	446,665	306
*,^	hhgregg Inc.	207,489	297
*	Cumulus Media Inc. Class A	257,942	263
*	Spark Networks Inc.	283,674	238
*	Rave Restaurant Group Inc.	123,069	231
*	MaxPoint Interactive Inc.	38,149	229
*	Insignia Systems Inc.	95,048	227
*	Diversified Restaurant Holdings Inc.	152,142	213
	Value Line Inc.	9,438	184
*	Spanish Broadcasting System Inc.	51,540	157
	Flanigan's Enterprises Inc.	5,174	128
^	bebe stores inc	23,971	122
*	VistaGen Therapeutics Inc.	30,687	114
*	Rush Enterprises Inc. Class B	2,967	92
*,^	Noodles & Co. Class A	20,188	83
*,^	FunctionX Inc.	15,119	37
*,^	Net Element Inc.	46,142	36
*	NTN Buzztime Inc.	3,841	33
	Haverty Furniture Cos. Inc. Class A	1,375	32
*	SPAR Group Inc.	19,446	19
	Viacom Inc. Class A	300	12
*	Universal Travel Group	42,843	7
*	ONE Group Hospitality Inc.	2,677	6
*	Radio One Inc. Class A	950	3
			64,671,428
Financials (20.6%)
	JPMorgan Chase & Co.	75,817,317	6,542,276
*	Berkshire Hathaway Inc. Class B	39,400,223	6,421,448
	Wells Fargo & Co.	95,774,705	5,278,144
	Bank of America Corp.	214,199,154	4,733,801
	Citigroup Inc.	60,190,801	3,577,139
	Visa Inc. Class A	39,581,531	3,088,151
	Mastercard Inc. Class A	20,405,276	2,106,845
	Goldman Sachs Group Inc.	7,584,395	1,816,083
	US Bancorp	34,462,772	1,770,353
	American International Group Inc.	21,679,713	1,415,902
	Morgan Stanley	29,800,018	1,259,051
	Chubb Ltd.	9,355,851	1,236,095
	American Express Co.	16,496,910	1,222,091
	PNC Financial Services Group Inc.	10,378,104	1,213,823
	Simon Property Group Inc.	6,656,048	1,182,580
	Bank of New York Mellon Corp.	21,324,482	1,010,354
	MetLife Inc.	18,617,438	1,003,294
	Charles Schwab Corp.	25,193,362	994,382
	American Tower Corporation	9,018,762	953,103

14

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Prudential Financial Inc.	9,116,711	948,685
Capital One Financial Corp.	10,278,751	896,718
BlackRock Inc.	2,239,398	852,181
BB&T Corp.	17,285,295	812,755
CME Group Inc.	6,816,896	786,329
Marsh & McLennan Cos. Inc.	10,957,611	740,625
Travelers Cos. Inc.	6,025,524	737,645
Intercontinental Exchange Inc.	12,564,326	708,879
Public Storage	3,121,279	697,606
Crown Castle International Corp.	7,632,563	662,278
Synchrony Financial	17,329,956	628,558
Aon plc	5,591,582	623,629
Discover Financial Services	8,416,813	606,768
Aflac Inc.	8,673,858	603,701
S&P Global Inc.	5,495,954	591,035
Prologis Inc.	11,113,911	586,703
SunTrust Banks Inc.	10,524,918	577,292
Allstate Corp.	7,785,156	577,036
State Street Corp.	7,376,312	573,287
Equinix Inc.	1,509,476	539,502
AvalonBay Communities Inc.	2,908,334	515,211
Welltower Inc.	7,660,677	512,729
Equity Residential	7,741,298	498,230
Weyerhaeuser Co.	15,845,479	476,790
M&T Bank Corp.	2,998,952	469,126
Ventas Inc.	7,489,759	468,260
Fifth Third Bancorp	16,242,180	438,052
Progressive Corp.	12,330,185	437,722
KeyCorp	22,912,617	418,614
Boston Properties Inc.	3,252,809	409,138
Northern Trust Corp.	4,556,504	405,757
Citizens Financial Group Inc.	11,024,777	392,813
Hartford Financial Services Group Inc.	8,036,329	382,931
Regions Financial Corp.	26,562,688	381,440
Vornado Realty Trust	3,596,184	375,334
Ameriprise Financial Inc.	3,363,873	373,188
T. Rowe Price Group Inc.	4,934,268	371,353
Principal Financial Group Inc.	6,085,772	352,123
Willis Towers Watson plc	2,761,751	337,707
Digital Realty Trust Inc.	3,362,352	330,385
General Growth Properties Inc.	13,089,029	326,964
Moody's Corp.	3,462,359	326,397
Lincoln National Corp.	4,870,841	322,791
Essex Property Trust Inc.	1,385,297	322,082
Realty Income Corp.	5,463,848	314,062
Huntington Bancshares Inc.	22,990,586	303,936
Equifax Inc.	2,528,490	298,943
First Republic Bank	3,214,610	296,194
Host Hotels & Resorts Inc.	15,711,362	296,002
HCP Inc.	9,895,628	294,098
Franklin Resources Inc.	7,278,410	288,079
Loews Corp.	6,109,144	286,091
* IHS Markit Ltd.	7,590,070	268,764
Invesco Ltd.	8,687,070	263,566
* Markel Corp.	282,185	255,236
* Liberty Broadband Corp.	3,409,884	252,570
Cincinnati Financial Corp.	3,323,962	251,790
Comerica Inc.	3,685,293	251,005
* Berkshire Hathaway Inc. Class A	978	238,750
Mid-America Apartment Communities Inc.	2,404,377	235,437
SL Green Realty Corp.	2,136,310	229,760
Western Union Co.	10,305,783	223,842
TD Ameritrade Holding Corp.	5,014,979	218,653
Unum Group	4,965,894	218,152

15

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
XL Group Ltd.	5,764,145	214,772
Federal Realty Investment Trust	1,508,967	214,439
* Arch Capital Group Ltd.	2,479,668	213,971
Kimco Realty Corp.	8,475,054	213,232
Annaly Capital Management Inc.	21,350,573	212,865
UDR Inc.	5,644,811	205,923
Macerich Co.	2,884,863	204,364
* E*TRADE Financial Corp.	5,792,329	200,704
Duke Realty Corp.	7,472,104	198,459
* CBRE Group Inc. Class A	6,232,611	196,265
Extra Space Storage Inc.	2,527,298	195,209
Arthur J Gallagher & Co.	3,753,786	195,047
* Alleghany Corp.	312,889	190,274
* SVB Financial Group	1,102,853	189,316
Raymond James Financial Inc.	2,703,631	187,281
FNF Group	5,513,907	187,252
Zions Bancorporation	4,349,908	187,220
Alexandria Real Estate Equities Inc.	1,671,343	185,736
CIT Group Inc.	4,303,836	183,688
Ally Financial Inc.	9,614,451	182,867
Torchmark Corp.	2,420,000	178,499
VEREIT Inc.	20,675,209	174,912
Iron Mountain Inc.	5,298,889	172,108
Reinsurance Group of America Inc. Class A	1,354,362	170,419
* Affiliated Managers Group Inc.	1,150,749	167,204
Nasdaq Inc.	2,468,419	165,680
Voya Financial Inc.	4,194,113	164,493
* Signature Bank	1,076,143	161,637
Brixmor Property Group Inc.	6,432,725	157,087
New York Community Bancorp Inc.	9,812,915	156,123
East West Bancorp Inc.	3,065,924	155,841
Camden Property Trust	1,848,812	155,430
MSCI Inc. Class A	1,966,555	154,925
SEI Investments Co.	3,079,911	152,024
Regency Centers Corp.	2,204,263	151,984
Apartment Investment & Management Co.	3,306,103	150,262
Everest Re Group Ltd.	693,123	149,992
Kilroy Realty Corp.	1,945,593	142,456
American Campus Communities Inc.	2,805,453	139,627
National Retail Properties Inc.	3,103,353	137,168
PacWest Bancorp	2,441,829	132,933
WP Carey Inc.	2,241,092	132,426
American Financial Group Inc.	1,486,340	130,976
WR Berkley Corp.	1,968,813	130,946
Bank of the Ozarks Inc.	2,437,090	128,167
People's United Financial Inc.	6,590,671	127,595
^ Omega Healthcare Investors Inc.	4,079,863	127,537
CBOE Holdings Inc.	1,724,903	127,453
AGNC Investment Corp.	7,004,599	126,993
Axis Capital Holdings Ltd.	1,937,338	126,450
Gaming and Leisure Properties Inc.	4,120,617	126,173
Endurance Specialty Holdings Ltd.	1,357,657	125,448
Liberty Property Trust	3,098,068	122,374
Starwood Property Trust Inc.	5,422,381	119,021
Lamar Advertising Co. Class A	1,751,046	117,740
Equity LifeStyle Properties Inc.	1,624,092	117,097
RenaissanceRe Holdings Ltd.	845,038	115,111
Assurant Inc.	1,235,076	114,689
Lazard Ltd. Class A	2,755,291	113,215
Spirit Realty Capital Inc.	10,302,864	111,889
MarketAxess Holdings Inc.	759,279	111,553
Douglas Emmett Inc.	3,027,595	110,689
Hospitality Properties Trust	3,429,298	108,846
Commerce Bancshares Inc.	1,861,355	107,605

16

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Navient Corp.	6,510,028	106,960
	Forest City Realty Trust Inc. Class A	5,102,916	106,345
	Assured Guaranty Ltd.	2,815,097	106,326
	Sun Communities Inc.	1,386,873	106,248
	Brown & Brown Inc.	2,366,545	106,163
	Webster Financial Corp.	1,941,202	105,368
	Highwoods Properties Inc.	2,065,130	105,342
	Cullen/Frost Bankers Inc.	1,188,149	104,830
	Synovus Financial Corp.	2,509,739	103,100
	CubeSmart	3,790,805	101,480
	Prosperity Bancshares Inc.	1,403,121	100,716
	Old Republic International Corp.	5,283,948	100,395
	DDR Corp.	6,550,369	100,024
	First Horizon National Corp.	4,895,563	97,960
*	Western Alliance Bancorp	2,006,918	97,757
	Jones Lang LaSalle Inc.	954,905	96,484
	EPR Properties	1,342,326	96,339
	Popular Inc.	2,198,438	96,336
	Senior Housing Properties Trust	5,030,324	95,224
	Eaton Vance Corp.	2,268,681	95,012
	American Homes 4 Rent Class A	4,528,080	94,999
	Allied World Assurance Co. Holdings AG	1,768,050	94,962
	Investors Bancorp Inc.	6,729,267	93,873
	Weingarten Realty Investors	2,547,494	91,175
	Hudson Pacific Properties Inc.	2,598,293	90,369
	DCT Industrial Trust Inc.	1,886,569	90,329
	Taubman Centers Inc.	1,212,463	89,637
	Validus Holdings Ltd.	1,616,656	88,932
	Umpqua Holdings Corp.	4,693,862	88,151
	Healthcare Trust of America Inc. Class A	3,011,039	87,651
	PrivateBancorp Inc.	1,600,204	86,715
*	Howard Hughes Corp.	756,330	86,297
	First American Financial Corp.	2,330,728	85,375
	Apple Hospitality REIT Inc.	4,265,804	85,231
	Life Storage Inc.	979,369	83,501
	Medical Properties Trust Inc.	6,785,642	83,463
	New Residential Investment Corp.	5,288,026	83,128
	BankUnited Inc.	2,199,383	82,895
	Hanover Insurance Group Inc.	906,533	82,504
	STORE Capital Corp.	3,323,730	82,129
	Gramercy Property Trust	8,920,994	81,895
	Bank of Hawaii Corp.	922,572	81,823
	Radian Group Inc.	4,531,494	81,476
*	Texas Capital Bancshares Inc.	1,036,685	81,276
	Wintrust Financial Corp.	1,112,200	80,712
	Communications Sales & Leasing Inc.	3,172,033	80,601
*	Equity Commonwealth	2,660,044	80,440
	Realogy Holdings Corp.	3,100,275	79,770
*,^	Zillow Group Inc.	2,167,952	79,065
	Associated Banc-Corp	3,198,271	78,997
	IBERIABANK Corp.	934,861	78,295
	Chemical Financial Corp.	1,421,403	76,997
	Retail Properties of America Inc.	4,997,683	76,615
	Hancock Holding Co.	1,749,115	75,387
	United Bankshares Inc.	1,625,602	75,184
	CyrusOne Inc.	1,675,018	74,924
	Healthcare Realty Trust Inc.	2,464,178	74,714
*	MGIC Investment Corp.	7,173,794	73,101
	MB Financial Inc.	1,539,211	72,697
	Outfront Media Inc.	2,911,652	72,413
	LaSalle Hotel Properties	2,375,433	72,379
	Tanger Factory Outlet Centers Inc.	2,004,647	71,726
	FNB Corp.	4,457,193	71,449
	CNO Financial Group Inc.	3,723,420	71,304

17

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Home BancShares Inc.	2,531,577	70,302
DuPont Fabros Technology Inc.	1,599,471	70,265
Aspen Insurance Holdings Ltd.	1,272,833	70,006
Fulton Financial Corp.	3,704,742	69,649
Sunstone Hotel Investors Inc.	4,565,392	69,622
UMB Financial Corp.	901,487	69,523
Rayonier Inc.	2,599,394	69,144
First Industrial Realty Trust Inc.	2,442,151	68,502
Primerica Inc.	980,236	67,783
* Stifel Financial Corp.	1,339,576	66,912
White Mountains Insurance Group Ltd.	79,595	66,545
Education Realty Trust Inc.	1,543,697	65,298
Washington Federal Inc.	1,899,321	65,242
Two Harbors Investment Corp.	7,448,470	64,951
Pinnacle Financial Partners Inc.	933,173	64,669
Empire State Realty Trust Inc.	3,200,192	64,612
Chimera Investment Corp.	3,795,811	64,605
Cousins Properties Inc.	7,579,510	64,502
TCF Financial Corp.	3,290,159	64,454
ProAssurance Corp.	1,139,819	64,058
Piedmont Office Realty Trust Inc. Class A	3,042,020	63,609
* Liberty Ventures Class A	1,710,988	63,084
Corporate Office Properties Trust	1,987,246	62,042
Sterling Bancorp	2,627,083	61,474
RLJ Lodging Trust	2,502,371	61,283
^ First Financial Bankshares Inc.	1,351,627	61,094
* CoreCivic Inc.	2,485,721	60,801
Cathay General Bancorp	1,597,911	60,769
National Health Investors Inc.	814,458	60,408
Equity One Inc.	1,966,999	60,367
Brandywine Realty Trust	3,653,520	60,320
MFA Financial Inc.	7,889,767	60,199
LPL Financial Holdings Inc.	1,699,327	59,833
Hope Bancorp Inc.	2,722,835	59,603
Valley National Bancorp	5,096,865	59,328
Legg Mason Inc.	1,972,728	59,004
Erie Indemnity Co. Class A	521,959	58,694
First Citizens BancShares Inc. Class A	165,216	58,652
Paramount Group Inc.	3,646,265	58,304
Glacier Bancorp Inc.	1,606,358	58,198
NorthStar Realty Finance Corp.	3,813,308	57,772
Ryman Hospitality Properties Inc.	914,326	57,612
Urban Edge Properties	2,081,071	57,250
Blackstone Mortgage Trust Inc. Class A	1,896,074	57,015
GEO Group Inc.	1,585,661	56,973
CoreSite Realty Corp.	715,574	56,795
Columbia Property Trust Inc.	2,627,869	56,762
NorthStar Asset Management Group Inc.	3,803,909	56,754
Community Bank System Inc.	910,114	56,236
BancorpSouth Inc.	1,807,495	56,123
* SLM Corp.	5,066,801	55,836
Columbia Banking System Inc.	1,248,772	55,795
RLI Corp.	881,587	55,655
Federated Investors Inc. Class B	1,949,831	55,141
Physicians Realty Trust	2,883,125	54,664
Acadia Realty Trust	1,663,247	54,355
Great Western Bancorp Inc.	1,239,899	54,047
Selective Insurance Group Inc.	1,219,700	52,508
Old National Bancorp	2,850,083	51,729
Washington REIT	1,516,565	49,577
CVB Financial Corp.	2,153,929	49,390
Interactive Brokers Group Inc.	1,345,328	49,118
Mack-Cali Realty Corp.	1,682,898	48,838
DiamondRock Hospitality Co.	4,228,041	48,749

18

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	International Bancshares Corp.	1,191,695	48,621
	Evercore Partners Inc. Class A	699,068	48,026
*	Essent Group Ltd.	1,481,892	47,969
	EastGroup Properties Inc.	648,358	47,875
	Trustmark Corp.	1,337,499	47,682
	Retail Opportunity Investments Corp.	2,255,244	47,653
	AmTrust Financial Services Inc.	1,734,576	47,493
	Hilltop Holdings Inc.	1,585,042	47,234
	PS Business Parks Inc.	402,652	46,917
	FirstCash Inc.	987,423	46,409
	Colony Capital Inc. Class A	2,275,947	46,088
	Colony Starwood Homes	1,596,631	45,999
	Xenia Hotels & Resorts Inc.	2,333,511	45,317
	Pebblebrook Hotel Trust	1,514,535	45,057
*	Blackhawk Network Holdings Inc.	1,193,895	44,980
	American National Insurance Co.	359,542	44,803
	BGC Partners Inc. Class A	4,341,583	44,414
	Care Capital Properties Inc.	1,772,434	44,311
	Lexington Realty Trust	4,093,792	44,213
	EverBank Financial Corp.	2,255,702	43,873
	Alexander & Baldwin Inc.	976,406	43,811
	South State Corp.	497,284	43,463
	Capitol Federal Financial Inc.	2,618,611	43,102
	First Midwest Bancorp Inc.	1,677,305	42,318
	QTS Realty Trust Inc. Class A	837,411	41,577
	CBL & Associates Properties Inc.	3,608,162	41,494
	Kite Realty Group Trust	1,756,035	41,232
	Janus Capital Group Inc.	3,103,874	41,188
	LTC Properties Inc.	872,212	40,977
	Financial Engines Inc.	1,114,547	40,960
*	Enstar Group Ltd.	206,401	40,805
	Washington Prime Group Inc.	3,908,445	40,687
*	Genworth Financial Inc. Class A	10,551,547	40,201
*	HealthEquity Inc.	989,216	40,083
	Argo Group International Holdings Ltd.	607,558	40,038
*	Eagle Bancorp Inc.	655,010	39,923
*	LendingClub Corp.	7,561,599	39,698
	United Community Banks Inc.	1,338,554	39,648
	American Equity Investment Life Holding Co.	1,758,309	39,632
*,^	Zillow Group Inc. Class A	1,081,448	39,419
	STAG Industrial Inc.	1,641,592	39,185
	Towne Bank	1,165,741	38,761
	WesBanco Inc.	892,158	38,416
	Kennedy-Wilson Holdings Inc.	1,863,911	38,210
*,^	Credit Acceptance Corp.	174,642	37,986
	Monogram Residential Trust Inc.	3,502,213	37,894
	Independent Bank Corp.	533,954	37,617
	Potlatch Corp.	893,389	37,210
	Northwest Bancshares Inc.	2,054,664	37,046
	NBT Bancorp Inc.	880,497	36,875
	LegacyTexas Financial Group Inc.	854,609	36,799
	Banner Corp.	657,364	36,688
*	PRA Group Inc.	936,002	36,598
*	HRG Group Inc.	2,329,944	36,254
	Kemper Corp.	815,521	36,128
	BOK Financial Corp.	434,563	36,086
*	FCB Financial Holdings Inc. Class A	753,470	35,941
	Mercury General Corp.	593,285	35,722
	Horace Mann Educators Corp.	834,415	35,713
	Simmons First National Corp. Class A	573,302	35,631
	Astoria Financial Corp.	1,910,304	35,627
	New York REIT Inc.	3,507,569	35,497
	Renasant Corp.	837,567	35,362
	ServisFirst Bancshares Inc.	941,372	35,245

19

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	First Financial Bancorp	1,238,460	35,234
	American Assets Trust Inc.	817,344	35,211
*,^	BofI Holding Inc.	1,206,759	34,453
	Invesco Mortgage Capital Inc.	2,322,774	33,913
	Yadkin Financial Corp.	986,367	33,793
	Rexford Industrial Realty Inc.	1,439,068	33,372
	First Merchants Corp.	883,833	33,276
	Park National Corp.	275,743	32,995
	Union Bankshares Corp.	922,899	32,984
^	Westamerica Bancorporation	523,424	32,939
	Provident Financial Services Inc.	1,159,292	32,808
	Chesapeake Lodging Trust	1,261,885	32,632
	Waddell & Reed Financial Inc. Class A	1,669,501	32,572
	Select Income REIT	1,292,410	32,569
	Apollo Commercial Real Estate Finance Inc.	1,932,795	32,123
	Sabra Health Care REIT Inc.	1,307,304	31,924
*	Santander Consumer USA Holdings Inc.	2,320,243	31,323
	Franklin Street Properties Corp.	2,392,264	31,004
	Ameris Bancorp	704,638	30,722
*	Quality Care Properties Inc.	1,971,019	30,551
	Navigators Group Inc.	258,649	30,456
	S&T Bancorp Inc.	776,573	30,317
	BNC Bancorp	949,698	30,295
	Summit Hotel Properties Inc.	1,860,443	29,823
	Beneficial Bancorp Inc.	1,615,375	29,723
	WSFS Financial Corp.	635,392	29,450
*	MBIA Inc.	2,743,552	29,356
^	Government Properties Income Trust	1,498,895	28,576
	Four Corners Property Trust Inc.	1,390,269	28,528
	Terreno Realty Corp.	974,606	27,767
	Tompkins Financial Corp.	293,413	27,739
^	WisdomTree Investments Inc.	2,484,407	27,676
	Kearny Financial Corp.	1,775,573	27,610
	Global Net Lease Inc.	3,516,130	27,531
	Ramco-Gershenson Properties Trust	1,609,349	26,683
	Boston Private Financial Holdings Inc.	1,606,113	26,581
	National General Holdings Corp.	1,056,720	26,407
	Pennsylvania REIT	1,387,360	26,304
	Agree Realty Corp.	563,789	25,963
	First Commonwealth Financial Corp.	1,813,455	25,715
*	OneMain Holdings Inc. Class A	1,158,164	25,642
	Employers Holdings Inc.	645,234	25,551
	Redwood Trust Inc.	1,669,300	25,390
	Artisan Partners Asset Management Inc. Class A	843,154	25,084
	Lakeland Financial Corp.	526,041	24,913
	TFS Financial Corp.	1,278,899	24,350
	CenterState Banks Inc.	963,522	24,252
	CYS Investments Inc.	3,136,594	24,246
	Athene Holding Ltd. Class A	503,641	24,170
	Heartland Financial USA Inc.	503,511	24,169
	Nelnet Inc. Class A	473,661	24,038
	AMERISAFE Inc.	382,128	23,826
	Berkshire Hills Bancorp Inc.	624,526	23,014
	PennyMac Mortgage Investment Trust	1,403,002	22,967
	Hanmi Financial Corp.	649,449	22,666
	HFF Inc. Class A	748,642	22,646
	Maiden Holdings Ltd.	1,295,164	22,601
*	St. Joe Co.	1,186,174	22,537
	Brookline Bancorp Inc.	1,369,649	22,462
	FelCor Lodging Trust Inc.	2,766,343	22,158
	Safety Insurance Group Inc.	300,304	22,132
*	Piper Jaffray Cos.	299,393	21,706
	City Holding Co.	319,938	21,628
	First Busey Corp.	695,457	21,406

20

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Southside Bancshares Inc.	565,523	21,303
	Cardinal Financial Corp.	647,827	21,242
	Monmouth Real Estate Investment Corp.	1,389,534	21,177
	Capstead Mortgage Corp.	2,063,410	21,026
^	Investors Real Estate Trust	2,935,909	20,933
*	Green Dot Corp. Class A	886,661	20,881
*	Pacific Premier Bancorp Inc.	587,400	20,765
	Stewart Information Services Corp.	446,457	20,573
	NRG Yield Inc.	1,300,071	20,541
	CareTrust REIT Inc.	1,338,727	20,509
	Universal Insurance Holdings Inc.	714,724	20,298
	Universal Health Realty Income Trust	307,776	20,187
	State Bank Financial Corp.	748,638	20,108
*	Customers Bancorp Inc.	560,777	20,087
	Capital Bank Financial Corp.	509,492	19,998
	Lakeland Bancorp Inc.	1,020,457	19,899
*	iStar Inc.	1,602,586	19,824
*	FNFV Group	1,444,386	19,788
	United Fire Group Inc.	401,460	19,740
	RE/MAX Holdings Inc. Class A	351,466	19,682
	Sandy Spring Bancorp Inc.	491,196	19,643
	National Storage Affiliates Trust	888,327	19,605
	National Bank Holdings Corp. Class A	612,415	19,530
	Ladder Capital Corp. Class A	1,423,322	19,528
	Central Pacific Financial Corp.	619,365	19,460
^	Seritage Growth Properties Class A	454,638	19,418
*	Parkway Inc.	869,817	19,353
*,^	Black Knight Financial Services Inc. Class A	509,062	19,243
	Saul Centers Inc.	288,358	19,208
	Meridian Bancorp Inc.	1,010,639	19,101
	New Senior Investment Group Inc.	1,942,629	19,018
	Infinity Property & Casualty Corp.	213,774	18,791
	Stock Yards Bancorp Inc.	399,712	18,766
	Alexander's Inc.	43,464	18,553
	Northfield Bancorp Inc.	927,459	18,521
*	First BanCorp (NYSE)	2,759,476	18,240
	Hersha Hospitality Trust Class A	846,496	18,200
*	Walker & Dunlop Inc.	579,314	18,075
	Getty Realty Corp.	707,451	18,033
	First Interstate BancSystem Inc. Class A	420,595	17,896
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	935,183	17,759
	Banc of California Inc.	1,013,674	17,587
	MainSource Financial Group Inc.	510,368	17,557
	United Financial Bancorp Inc.	961,781	17,466
	OceanFirst Financial Corp.	577,307	17,337
	ARMOUR Residential REIT Inc.	794,527	17,233
	Tier REIT Inc.	985,798	17,143
	Meta Financial Group Inc.	165,530	17,033
	Easterly Government Properties Inc.	846,020	16,937
*	KCG Holdings Inc. Class A	1,274,173	16,883
	ConnectOne Bancorp Inc.	637,291	16,538
	FBL Financial Group Inc. Class A	210,390	16,442
	Enterprise Financial Services Corp.	379,092	16,301
	Flushing Financial Corp.	552,497	16,238
	New York Mortgage Trust Inc.	2,458,382	16,225
	TrustCo Bank Corp. NY	1,834,198	16,049
	First Hawaiian Inc.	457,360	15,925
	Community Trust Bancorp Inc.	320,664	15,905
	Washington Trust Bancorp Inc.	281,064	15,754
	Chatham Lodging Trust	755,302	15,521
	Univest Corp. of Pennsylvania	499,787	15,443
	BancFirst Corp.	164,324	15,290
*	HomeStreet Inc.	482,000	15,231
	Virtus Investment Partners Inc.	128,366	15,154

21

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*,^	LendingTree Inc.	148,953	15,096
	Heritage Financial Corp.	580,664	14,952
	Oritani Financial Corp.	797,224	14,948
*	MTGE Investment Corp.	944,349	14,826
	James River Group Holdings Ltd.	356,811	14,826
	National Western Life Group Inc. Class A	47,243	14,683
	Greenhill & Co. Inc.	526,254	14,577
	Cohen & Steers Inc.	432,586	14,535
*	Third Point Reinsurance Ltd.	1,253,447	14,477
*	Liberty Broadband Corp. Class A	199,415	14,450
	Independent Bank Group Inc.	231,350	14,436
	TriCo Bancshares	419,606	14,342
	Camden National Corp.	321,360	14,284
	Horizon Bancorp	507,428	14,208
	CoBiz Financial Inc.	836,620	14,131
*	Greenlight Capital Re Ltd. Class A	616,392	14,054
	Independence Realty Trust Inc.	1,558,727	13,904
	Moelis & Co. Class A	410,032	13,900
	Bryn Mawr Bank Corp.	329,033	13,869
	Ashford Hospitality Trust Inc.	1,771,741	13,749
*,^	Encore Capital Group Inc.	479,557	13,739
	Armada Hoffler Properties Inc.	932,372	13,585
	Mercantile Bank Corp.	348,954	13,156
	Urstadt Biddle Properties Inc. Class A	543,677	13,108
	Investment Technology Group Inc.	658,215	12,993
	Bridge Bancorp Inc.	341,532	12,944
	Preferred Bank	245,689	12,879
	Heritage Commerce Corp.	891,202	12,860
	First of Long Island Corp.	446,737	12,754
	InfraREIT Inc.	711,885	12,750
	Diamond Hill Investment Group Inc.	60,602	12,749
*	Seacoast Banking Corp. of Florida	572,144	12,622
	German American Bancorp Inc.	237,874	12,515
	First Potomac Realty Trust	1,139,741	12,503
	Great Southern Bancorp Inc.	227,200	12,416
*	NMI Holdings Inc. Class A	1,165,381	12,411
	Anworth Mortgage Asset Corp.	2,346,903	12,134
	OFG Bancorp	917,265	12,016
*	Ambac Financial Group Inc.	528,630	11,894
	Altisource Residential Corp.	1,062,695	11,732
	Gladstone Commercial Corp.	583,419	11,727
	Dime Community Bancshares Inc.	581,604	11,690
	CatchMark Timber Trust Inc. Class A	1,036,624	11,672
	First Financial Corp.	220,334	11,634
*	INTL. FCStone Inc.	293,330	11,616
	NRG Yield Inc. Class A	754,664	11,592
*,^	Nationstar Mortgage Holdings Inc.	638,344	11,529
	AG Mortgage Investment Trust Inc.	657,502	11,250
	Guaranty Bancorp	464,831	11,249
	Silver Bay Realty Trust Corp.	653,836	11,207
	Southwest Bancorp Inc.	376,995	10,933
*	EZCORP Inc. Class A	1,025,805	10,925
	Peoples Bancorp Inc.	336,332	10,917
	Opus Bank	362,857	10,904
	Cedar Realty Trust Inc.	1,627,937	10,630
	Park Sterling Corp.	984,629	10,624
*	Ocwen Financial Corp.	1,959,934	10,564
*	CU Bancorp	294,438	10,541
	QCR Holdings Inc.	243,352	10,537
*	Flagstar Bancorp Inc.	390,362	10,516
	Suffolk Bancorp	240,313	10,290
	PJT Partners Inc.	331,172	10,227
*	Triumph Bancorp Inc.	387,180	10,125
	UMH Properties Inc.	659,642	9,928

22

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	State National Cos. Inc.	708,279	9,817
	Stonegate Bank	230,716	9,628
*	Franklin Financial Network Inc.	229,163	9,590
	Bank Mutual Corp.	991,212	9,367
*	TriState Capital Holdings Inc.	418,854	9,257
	NexPoint Residential Trust Inc.	414,161	9,252
	Independent Bank Corp. Michigan	424,010	9,201
	Waterstone Financial Inc.	499,977	9,200
	United Community Financial Corp.	1,019,232	9,112
	Peapack Gladstone Financial Corp.	294,408	9,091
*	Bancorp Inc.	1,152,119	9,056
	Kinsale Capital Group Inc.	265,729	9,037
	Whitestone REIT	623,647	8,968
	Blue Hills Bancorp Inc.	476,432	8,933
	Virtu Financial Inc. Class A	556,827	8,881
	Fidelity Southern Corp.	372,287	8,812
	Preferred Apartment Communities Inc. Class A	590,553	8,805
	First Defiance Financial Corp.	173,443	8,801
	Financial Institutions Inc.	254,896	8,717
	Pacific Continental Corp.	397,133	8,677
*	Forestar Group Inc.	644,548	8,573
*	HomeTrust Bancshares Inc.	330,585	8,562
	First Bancorp	314,940	8,547
	Arrow Financial Corp.	211,011	8,546
*	Tejon Ranch Co.	335,528	8,532
	Westwood Holdings Group Inc.	141,736	8,503
*	Marcus & Millichap Inc.	318,195	8,502
	Midland States Bancorp Inc.	234,785	8,495
	CorEnergy Infrastructure Trust Inc.	243,143	8,481
	Clifton Bancorp Inc.	501,079	8,478
*,^	Citizens Inc. Class A	863,136	8,476
	Western Asset Mortgage Capital Corp.	824,137	8,299
	Heritage Insurance Holdings Inc.	526,969	8,258
*	First Foundation Inc.	289,377	8,247
*	Atlantic Capital Bancshares Inc.	425,706	8,088
	Federal Agricultural Mortgage Corp.	140,002	8,018
	1st Source Corp.	175,787	7,851
*	World Acceptance Corp.	121,837	7,832
^	Cowen Group Inc. Class A	503,502	7,804
	Community Healthcare Trust Inc.	338,482	7,795
	First Community Bancshares Inc.	258,101	7,779
*	MedEquities Realty Trust Inc.	684,654	7,600
*	Green Bancorp Inc.	499,252	7,589
	Farmers National Banc Corp.	532,236	7,558
	Houlihan Lokey Inc.	238,157	7,411
	West Bancorporation Inc.	297,901	7,358
	Live Oak Bancshares Inc.	396,900	7,343
	People's Utah Bancorp	272,975	7,329
*	Allegiance Bancshares Inc.	201,417	7,281
	Xenith Bankshares Inc.	257,181	7,253
	Ashford Hospitality Prime Inc.	525,960	7,179
	HCI Group Inc.	177,536	7,009
	EMC Insurance Group Inc.	232,856	6,988
	Ares Commercial Real Estate Corp.	506,179	6,950
	Arlington Asset Investment Corp. Class A	462,362	6,852
*	PennyMac Financial Services Inc. Class A	411,092	6,845
	City Office REIT Inc.	519,471	6,841
	One Liberty Properties Inc.	271,435	6,818
*	Global Indemnity Ltd.	178,113	6,806
	American National Bankshares Inc.	195,532	6,805
	Arbor Realty Trust Inc.	911,743	6,802
*	National Commerce Corp.	183,030	6,800
	State Auto Financial Corp.	253,569	6,798
*	PICO Holdings Inc.	446,669	6,767

23

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
^	Fidelity & Guaranty Life	283,211	6,712
	OneBeacon Insurance Group Ltd. Class A	418,138	6,711
*,^	Altisource Portfolio Solutions SA	252,370	6,711
	Carolina Financial Corp.	214,105	6,592
*	MoneyGram International Inc.	551,724	6,516
	First Connecticut Bancorp Inc.	286,860	6,497
	MBT Financial Corp.	569,575	6,465
*	HarborOne Bancorp Inc.	333,819	6,456
	Dynex Capital Inc.	933,848	6,369
*	Nicolet Bankshares Inc.	133,261	6,355
	RMR Group Inc. Class A	159,578	6,303
	Cherry Hill Mortgage Investment Corp.	343,342	6,245
*	Enova International Inc.	497,246	6,240
	Old Second Bancorp Inc.	563,540	6,227
	Charter Financial Corp.	372,448	6,209
	RAIT Financial Trust	1,831,718	6,155
*	WMIH Corp.	3,929,491	6,091
	Bank of Marin Bancorp	87,215	6,083
	Prudential Bancorp Inc.	353,203	6,047
^	Peoples Financial Services Corp.	123,049	5,993
^	Orchid Island Capital Inc.	545,124	5,904
	Republic Bancorp Inc. Class A	148,101	5,856
	Hingham Institution for Savings	29,020	5,711
*	Regional Management Corp.	216,812	5,698
*	Veritex Holdings Inc.	211,414	5,647
	Heritage Oaks Bancorp	457,286	5,638
*	NewStar Financial Inc.	608,100	5,625
	National Bankshares Inc.	129,222	5,615
*	Pacific Mercantile Bancorp	767,710	5,604
	Timberland Bancorp Inc.	270,330	5,585
	CNB Financial Corp.	202,637	5,419
*	Safeguard Scientifics Inc.	394,700	5,309
	United Insurance Holdings Corp.	349,790	5,296
	Enterprise Bancorp Inc.	140,874	5,291
	Bluerock Residential Growth REIT Inc. Class A	383,662	5,264
*	FRP Holdings Inc.	139,016	5,241
	Pzena Investment Management Inc. Class A	459,472	5,105
	Farmers Capital Bank Corp.	119,724	5,034
	First Mid-Illinois Bancshares Inc.	147,699	5,022
	Resource Capital Corp.	602,245	5,017
	Macatawa Bank Corp.	480,746	5,005
	MidWestOne Financial Group Inc.	131,944	4,961
*	Southern First Bancshares Inc.	137,728	4,958
*,^	CardConnect Corp.	389,689	4,949
	Consolidated-Tomoka Land Co.	92,551	4,944
	Merchants Bancshares Inc.	90,332	4,896
	Citizens & Northern Corp.	186,835	4,895
	Ames National Corp.	146,601	4,838
*	Republic First Bancorp Inc.	575,397	4,805
	Codorus Valley Bancorp Inc.	166,545	4,763
	Federated National Holding Co.	253,013	4,729
*	First Northwest Bancorp	302,022	4,712
	Orrstown Financial Services Inc.	210,135	4,707
*	Stratus Properties Inc.	142,314	4,661
	Sierra Bancorp	173,955	4,625
	Shore Bancshares Inc.	303,151	4,623
	First Bancorp Inc.	138,764	4,593
	Investar Holding Corp.	243,121	4,534
	ESCROW WINTHROP REALTYTRUST	562,609	4,512
*	Cascade Bancorp	551,715	4,480
	Territorial Bancorp Inc.	136,300	4,476
	GAIN Capital Holdings Inc.	677,382	4,457
	Sun Bancorp Inc.	171,177	4,451
	Drive Shack Inc.	1,173,979	4,414

24

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Ladenburg Thalmann Financial Services Inc.	1,803,152	4,400
	Owens Realty Mortgage Inc.	232,758	4,311
	Jernigan Capital Inc.	201,980	4,252
	Southern National Bancorp of Virginia Inc.	260,040	4,249
	Western New England Bancorp Inc.	453,610	4,241
	Bank of Commerce Holdings	442,890	4,207
*,^	First Community Financial Partners Inc.	355,182	4,156
	Baldwin & Lyons Inc. Class B	164,743	4,152
	American Farmland Co.	520,817	4,151
^	Global Medical REIT Inc.	463,975	4,139
	BankFinancial Corp.	278,046	4,121
	MidSouth Bancorp Inc.	299,101	4,068
	ESSA Bancorp Inc.	256,659	4,035
	Reis Inc.	180,218	4,010
*	Sutherland Asset Management Corp.	296,505	3,988
	First Financial Northwest Inc.	201,997	3,987
	Ellington Residential Mortgage REIT	302,791	3,939
	First Internet Bancorp	123,009	3,936
	Calamos Asset Management Inc. Class A	459,317	3,927
	Great Ajax Corp.	293,875	3,900
	Bear State Financial Inc.	383,531	3,893
	WashingtonFirst Bankshares Inc.	133,150	3,860
*	eHealth Inc.	362,213	3,858
^	Farmland Partners Inc.	345,562	3,856
	Tiptree Financial Inc. Class A	624,992	3,844
*	On Deck Capital Inc.	810,857	3,754
^	Central Valley Community Bancorp	183,014	3,653
	Bar Harbor Bankshares	77,157	3,652
*	BSB Bancorp Inc.	123,470	3,574
*	Carolina Bank Holdings Inc.	138,316	3,573
*	FB Financial Corp.	137,654	3,572
	Home Bancorp Inc.	91,599	3,537
	Manning & Napier Inc.	464,929	3,510
	Silvercrest Asset Management Group Inc. Class A	264,796	3,482
	Donegal Group Inc. Class A	196,160	3,429
	Investors Title Co.	21,162	3,347
	Marlin Business Services Corp.	158,706	3,317
	Southern Missouri Bancorp Inc.	93,400	3,305
	Wheeler REIT Inc.	1,933,539	3,287
	Lake Sunapee Bank Group	138,742	3,273
	Capital City Bank Group Inc.	159,056	3,257
*	Equity Bancshares Inc. Class A	95,079	3,198
*,^	Impac Mortgage Holdings Inc.	224,990	3,154
	Unity Bancorp Inc.	199,003	3,124
*	UCP Inc.	258,732	3,118
	Sotherly Hotels Inc.	458,677	3,114
	Northrim BanCorp Inc.	98,554	3,114
*	Trinity Place Holdings Inc.	330,021	3,059
	Provident Financial Holdings Inc.	150,670	3,047
	Middleburg Financial Corp.	87,119	3,027
	Penns Woods Bancorp Inc.	59,264	2,993
*	Entegra Financial Corp.	144,122	2,969
*	Atlas Financial Holdings Inc.	159,477	2,879
	FBR & Co.	219,692	2,856
	Oppenheimer Holdings Inc. Class A	153,353	2,852
*	First NBC Bank Holding Co.	382,989	2,796
	C&F Financial Corp.	55,655	2,774
*	SmartFinancial Inc.	139,194	2,756
	Five Oaks Investment Corp.	553,730	2,752
	MutualFirst Financial Inc.	82,894	2,744
	Century Bancorp Inc. Class A	45,204	2,712
	GAMCO Investors Inc. Class A	87,119	2,691
^	Access National Corp.	96,911	2,690
	Summit Financial Group Inc.	97,574	2,686

25

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*,^	Walter Investment Management Corp.	560,577	2,663
	Old Line Bancshares Inc.	110,778	2,656
	First Business Financial Services Inc.	111,527	2,645
	Associated Capital Group Inc. Class A	80,379	2,640
	United Bancorp Inc.	194,803	2,630
*	AV Homes Inc.	160,363	2,534
*	Malvern Bancorp Inc.	116,188	2,457
	Kingstone Cos. Inc.	175,538	2,414
	SI Financial Group Inc.	155,648	2,397
*	Commerce Union Bancshares Inc.	109,466	2,380
	Federal Agricultural Mortgage Corp. Class A	38,986	2,378
	Gladstone Land Corp.	210,951	2,371
	Independence Holding Co.	120,758	2,361
*	Consumer Portfolio Services Inc.	432,627	2,215
*	Hallmark Financial Services Inc.	190,242	2,213
	HopFed Bancorp Inc.	161,415	2,173
	LCNB Corp.	92,274	2,145
*,^	Centrue Financial Corp.	96,509	2,115
	1st Constitution Bancorp	112,587	2,105
	Premier Financial Bancorp Inc.	104,198	2,094
*	MSB Financial Corp.	137,827	2,026
	FS Bancorp Inc.	55,283	1,987
	Blue Capital Reinsurance Holdings Ltd.	107,626	1,986
	Medley Management Inc. Class A	191,156	1,892
*,^	Health Insurance Innovations Inc. Class A	95,669	1,708
	Global Self Storage Inc.	357,723	1,706
*,^	Stonegate Mortgage Corp.	283,714	1,694
	Civista Bancshares Inc.	86,961	1,690
*	American River Bankshares	111,451	1,684
	First Bancshares Inc.	60,415	1,661
*	Atlantic Coast Financial Corp.	240,434	1,635
*	Westbury Bancorp Inc.	75,189	1,556
	Summit State Bank	101,234	1,519
	Northeast Bancorp	110,689	1,450
*	Performant Financial Corp.	613,513	1,442
*	Nicholas Financial Inc.	120,764	1,436
	Bankwell Financial Group Inc.	43,392	1,410
*	Maui Land & Pineapple Co. Inc.	184,180	1,335
	CB Financial Services Inc.	50,236	1,299
*	Ashford Inc.	28,887	1,274
	Urstadt Biddle Properties Inc.	64,362	1,262
	Manhattan Bridge Capital Inc.	162,879	1,238
	First US Bancshares Inc.	102,457	1,142
	Fifth Street Asset Management Inc.	164,515	1,102
*	Coastway Bancorp Inc.	69,446	1,087
	Parke Bancorp Inc.	53,671	1,081
	Select Bancorp Inc.	102,462	1,009
*	JW Mays Inc.	22,036	989
^	Poage Bankshares Inc.	54,231	984
	AmeriServ Financial Inc.	261,840	969
	Citizens Community Bancorp Inc.	77,102	958
	DNB Financial Corp.	33,690	957
	PB Bancorp Inc.	95,384	949
*	Asta Funding Inc.	95,799	939
*	Security National Financial Corp. Class A	143,485	933
	Sussex Bancorp	42,121	880
*	Sunshine Bancorp Inc.	49,892	855
	Mackinac Financial Corp.	63,025	849
*	Conifer Holdings Inc.	103,497	844
	SB Financial Group Inc.	51,539	827
	Hennessy Advisors Inc.	22,997	730
*	Provident Bancorp Inc.	40,760	730
	First Guaranty Bancshares Inc.	30,460	730
	Home Federal Bancorp Inc.	26,980	725

26

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	1347 Property Insurance Holdings Inc.	91,546	714
*,^	IZEA Inc.	144,706	653
*,^	Altisource Asset Management Corp.	11,228	601
*	Jason Industries Inc.	326,636	588
	Bancorp of New Jersey Inc.	42,822	578
	Eagle Bancorp Montana Inc.	25,938	547
*	FXCM Inc. Class A	70,356	496
	California First National Bancorp	28,965	453
*	Emergent Capital Inc.	366,873	444
*	Anchor Bancorp Inc.	14,890	405
	First Savings Financial Group Inc.	7,979	381
*	First Acceptance Corp.	340,089	354
*	Melrose Bancorp Inc.	19,964	336
*	Connecture Inc.	171,098	287
	United Bancshares Inc.	12,609	277
	US Global Investors Inc. Class A	203,281	276
	Stewardship Financial Corp.	27,139	266
	Wellesley Bank	9,400	261
*	National Holdings Corp.	93,836	252
	Pathfinder Bancorp Inc.	17,572	236
*	Bay Bancorp Inc.	34,372	227
*	Capstar Financial Holdings Inc.	8,149	179
*	InterGroup Corp.	6,301	170
	WVS Financial Corp.	11,313	167
	Oxbridge Re Holdings Ltd.	23,000	137
	Institutional Financial Markets Inc.	102,416	122
*,^	Income Opportunity Realty Investors Inc.	12,550	92
*	Gyrodyne LLC	4,548	83
*	RMG Networks Holding Corp.	111,292	76
*,^	ZAIS Group Holdings Inc.	40,786	60
	Atlantic American Corp.	11,780	48
*	ITUS Corp.	8,580	46
*	Randolph Bancorp Inc.	2,600	42
*	Unico American Corp.	1,600	17
	Lake Shore Bancorp Inc.	1,050	17
*	Intersections Inc.	4,274	17
	National Security Group Inc.	800	14
	Paragon Commercial Corp.	267	12
*	Vestin Realty Mortgage II Inc.	4,452	10
	Porter Bancorp Inc.	631	8
*	LM Funding America Inc.	1,700	7
	Baldwin & Lyons Inc. Class A	225	6
*	American Realty Investors Inc.	668	3
	NorthStar Realty Europe Corp.	22	—
			102,612,418
Health Care (12.2%)
	Johnson & Johnson	57,656,000	6,642,548
	Pfizer Inc.	128,584,313	4,176,419
	Merck & Co. Inc.	58,449,208	3,440,905
	UnitedHealth Group Inc.	20,169,939	3,227,997
	Amgen Inc.	15,786,623	2,308,162
	AbbVie Inc.	34,453,691	2,157,490
	Medtronic plc	29,348,359	2,090,484
	Bristol-Myers Squibb Co.	35,417,036	2,069,772
	Gilead Sciences Inc.	27,919,852	1,999,341
*	Celgene Corp.	16,423,272	1,900,994
*	Allergan plc	7,961,224	1,671,937
	Eli Lilly & Co.	21,046,019	1,547,935
*	Biogen Inc.	4,620,409	1,310,256
	Abbott Laboratories	31,181,236	1,197,671
	Thermo Fisher Scientific Inc.	8,361,155	1,179,759
	Aetna Inc.	7,429,060	921,278
*	Express Scripts Holding Co.	13,092,196	900,612
	Anthem Inc.	5,574,044	801,380

27

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Stryker Corp.	6,344,487	760,133
	Becton Dickinson and Co.	4,511,558	746,888
	Cigna Corp.	5,434,923	724,964
	Humana Inc.	3,156,838	644,090
*	Boston Scientific Corp.	28,828,593	623,562
*	Regeneron Pharmaceuticals Inc.	1,644,512	603,684
	Zoetis Inc.	10,484,653	561,243
*	Alexion Pharmaceuticals Inc.	4,512,224	552,071
*	Intuitive Surgical Inc.	819,327	519,593
	St. Jude Medical Inc.	6,034,194	483,882
*	HCA Holdings Inc.	6,388,229	472,857
	Baxter International Inc.	10,362,620	459,479
	Zimmer Biomet Holdings Inc.	4,242,269	437,802
*	Edwards Lifesciences Corp.	4,527,416	424,219
*	Illumina Inc.	3,110,766	398,302
*	Vertex Pharmaceuticals Inc.	5,252,462	386,949
	CR Bard Inc.	1,555,698	349,503
*	Mylan NV	9,148,346	349,009
*	Incyte Corp.	3,391,160	340,032
*	BioMarin Pharmaceutical Inc.	3,659,216	303,129
	Dentsply Sirona Inc.	4,939,495	285,157
*	Laboratory Corp. of America Holdings	2,165,718	278,035
	Quest Diagnostics Inc.	2,941,973	270,367
*	Henry Schein Inc.	1,720,382	260,999
	Perrigo Co. plc	2,885,602	240,169
*	Quintiles IMS Holdings Inc.	3,122,406	237,459
*	Hologic Inc.	5,870,261	235,515
*	IDEXX Laboratories Inc.	1,898,841	222,677
*	Waters Corp.	1,619,765	217,680
*	DaVita Inc.	3,384,029	217,255
	Universal Health Services Inc. Class B	1,907,806	202,952
*	Centene Corp.	3,432,516	193,971
	ResMed Inc.	2,980,513	184,941
	Cooper Cos. Inc.	1,027,901	179,811
*	Alkermes plc	3,216,290	178,761
*	Varian Medical Systems Inc.	1,973,044	177,140
	Envision Healthcare Corp.	2,482,196	157,098
	Teleflex Inc.	933,821	150,485
*	Align Technology Inc.	1,524,467	146,547
*	Jazz Pharmaceuticals plc	1,217,612	132,756
*	MEDNAX Inc.	1,984,338	132,276
	West Pharmaceutical Services Inc.	1,555,976	131,993
*	United Therapeutics Corp.	908,270	130,273
*	WellCare Health Plans Inc.	936,334	128,353
	STERIS plc	1,828,297	123,209
*,^	Ionis Pharmaceuticals Inc.	2,565,053	122,686
*	Mallinckrodt plc	2,280,264	113,603
*	DexCom Inc.	1,793,013	107,043
*,^	TESARO Inc.	791,558	106,449
*,^	Seattle Genetics Inc.	1,995,772	105,317
*	ABIOMED Inc.	870,308	98,066
*	Exelixis Inc.	6,087,989	90,772
	Bio-Techne Corp.	786,301	80,855
*	Bio-Rad Laboratories Inc. Class A	440,012	80,205
*	Charles River Laboratories International Inc.	995,682	75,861
	HealthSouth Corp.	1,806,146	74,485
*	PAREXEL International Corp.	1,118,280	73,493
	Patterson Cos. Inc.	1,783,252	73,167
*	Neurocrine Biosciences Inc.	1,853,149	71,717
*	Alere Inc.	1,840,162	71,711
*	NuVasive Inc.	1,060,524	71,437
*	Catalent Inc.	2,636,149	71,071
*	Endo International plc	4,252,449	70,038
	Hill-Rom Holdings Inc.	1,240,474	69,640

28

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*,^	OPKO Health Inc.	7,109,171	66,115
*	Masimo Corp.	937,224	63,169
*	Team Health Holdings Inc.	1,411,838	61,344
*,^	ACADIA Pharmaceuticals Inc.	2,037,376	58,758
*	Prestige Brands Holdings Inc.	1,113,665	58,022
*	Alnylam Pharmaceuticals Inc.	1,542,816	57,763
	Healthcare Services Group Inc.	1,456,943	57,068
*	INC Research Holdings Inc. Class A	1,079,131	56,762
*	Ultragenyx Pharmaceutical Inc.	800,948	56,315
	Cantel Medical Corp.	706,750	55,657
*	Horizon Pharma plc	3,406,989	55,125
*	Integra LifeSciences Holdings Corp.	627,281	53,814
*,^	Bluebird Bio Inc.	866,853	53,485
*	Wright Medical Group NV	2,183,525	50,177
*,^	Acadia Healthcare Co. Inc.	1,515,549	50,165
*	Neogen Corp.	758,344	50,051
*	LifePoint Health Inc.	870,946	49,470
*	Molina Healthcare Inc.	900,326	48,852
*	Brookdale Senior Living Inc.	3,920,367	48,691
*	Medicines Co.	1,418,889	48,157
	Bruker Corp.	2,243,265	47,512
*	PRA Health Sciences Inc.	846,880	46,680
	Owens & Minor Inc.	1,318,383	46,526
*,^	ARIAD Pharmaceuticals Inc.	3,681,999	45,804
*	Insulet Corp.	1,214,182	45,750
*	ICU Medical Inc.	309,901	45,664
*	VWR Corp.	1,804,726	45,172
*	Haemonetics Corp.	1,083,070	43,539
*	Ironwood Pharmaceuticals Inc. Class A	2,765,505	42,285
*,^	Ligand Pharmaceuticals Inc.	402,008	40,848
*	Akorn Inc.	1,868,548	40,790
*	Nektar Therapeutics Class A	3,232,013	39,657
*	Nevro Corp.	526,617	38,264
*,^	Kite Pharma Inc.	840,033	37,667
*,^	Intercept Pharmaceuticals Inc.	340,089	36,951
*	Magellan Health Inc.	490,990	36,947
*	Halyard Health Inc.	982,677	36,339
*	NxStage Medical Inc.	1,364,281	35,758
*	Globus Medical Inc.	1,440,236	35,732
*,^	Penumbra Inc.	537,354	34,283
*	Sage Therapeutics Inc.	664,445	33,927
*,^	Zeltiq Aesthetics Inc.	750,574	32,665
*	HMS Holdings Corp.	1,780,557	32,335
*,^	Radius Health Inc.	847,544	32,232
*,^	Juno Therapeutics Inc.	1,677,023	31,612
*,^	Array BioPharma Inc.	3,541,417	31,129
*,^	Clovis Oncology Inc.	690,395	30,667
*,^	Exact Sciences Corp.	2,284,566	30,522
*	Sarepta Therapeutics Inc.	1,094,686	30,027
*	Agios Pharmaceuticals Inc.	705,546	29,442
*	Select Medical Holdings Corp.	2,187,486	28,984
*	Five Prime Therapeutics Inc.	577,430	28,935
*	Inogen Inc.	425,761	28,598
*	Portola Pharmaceuticals Inc.	1,265,732	28,403
*,^	Intrexon Corp.	1,124,846	27,334
*	Surgical Care Affiliates Inc.	587,456	27,182
*,^	Theravance Biopharma Inc.	822,532	26,222
*	Aerie Pharmaceuticals Inc.	683,445	25,868
*	Amedisys Inc.	597,855	25,487
*	Supernus Pharmaceuticals Inc.	996,377	25,159
*	Tenet Healthcare Corp.	1,684,616	25,000
*	AMAG Pharmaceuticals Inc.	717,694	24,976
*	Myriad Genetics Inc.	1,464,887	24,420
*	Pacira Pharmaceuticals Inc.	755,205	24,393

29

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Omnicell Inc.	714,367	24,217
*,^	Spark Therapeutics Inc.	485,140	24,209
	CONMED Corp.	547,644	24,189
*	Emergent BioSolutions Inc.	719,472	23,627
	Abaxis Inc.	447,079	23,592
*,^	Halozyme Therapeutics Inc.	2,363,700	23,353
*	Depomed Inc.	1,289,353	23,234
*	Merit Medical Systems Inc.	867,972	23,001
*	Momenta Pharmaceuticals Inc.	1,523,043	22,922
*	Natus Medical Inc.	658,341	22,910
*	Air Methods Corp.	719,159	22,905
*	FibroGen Inc.	1,067,525	22,845
*	Cynosure Inc. Class A	495,658	22,602
	Ensign Group Inc.	1,003,286	22,283
*,^	Spectranetics Corp.	899,864	22,047
*	Synergy Pharmaceuticals Inc.	3,619,193	22,041
	Analogic Corp.	263,660	21,871
*	Repligen Corp.	707,161	21,795
*	Xencor Inc.	820,893	21,606
*	Impax Laboratories Inc.	1,576,593	20,890
*	Puma Biotechnology Inc.	659,569	20,249
*	Vascular Solutions Inc.	347,522	19,496
*,^	TherapeuticsMD Inc.	3,335,787	19,248
*,^	Alder Biopharmaceuticals Inc.	893,726	18,590
*,^	MiMedx Group Inc.	2,058,058	18,234
*	Acorda Therapeutics Inc.	966,711	18,174
*,^	Innoviva Inc.	1,635,020	17,495
	US Physical Therapy Inc.	246,689	17,318
*	Insmed Inc.	1,291,964	17,093
*	Dermira Inc.	555,613	16,852
*	Luminex Corp.	813,860	16,464
*	Cardiovascular Systems Inc.	670,219	16,226
*	Acceleron Pharma Inc.	631,615	16,119
*	Vanda Pharmaceuticals Inc.	1,002,665	15,993
*	Healthways Inc.	684,771	15,579
	Meridian Bioscience Inc.	878,960	15,558
*	PharMerica Corp.	611,873	15,389
	Atrion Corp.	30,204	15,319
*,^	Eagle Pharmaceuticals Inc.	192,868	15,302
*	Amicus Therapeutics Inc.	3,038,976	15,104
*	Glaukos Corp.	433,223	14,860
*	LHC Group Inc.	322,858	14,755
*	Retrophin Inc.	778,616	14,739
	National HealthCare Corp.	194,426	14,736
*,^	Lannett Co. Inc.	667,600	14,721
*	Anika Therapeutics Inc.	292,302	14,311
*,^	Coherus Biosciences Inc.	504,563	14,203
*	MacroGenics Inc.	682,934	13,959
*,^	Avexis Inc.	289,499	13,818
*	Blueprint Medicines Corp.	478,675	13,427
*	Amphastar Pharmaceuticals Inc.	728,681	13,422
*,^	ZIOPHARM Oncology Inc.	2,490,571	13,325
	Kindred Healthcare Inc.	1,696,555	13,318
*	Orthofix International NV	366,937	13,276
*	K2M Group Holdings Inc.	656,437	13,155
*	HealthStream Inc.	523,152	13,105
*	AtriCure Inc.	666,275	13,039
*	Community Health Systems Inc.	2,279,296	12,741
*	Progenics Pharmaceuticals Inc.	1,469,052	12,693
*	GenMark Diagnostics Inc.	1,034,108	12,657
*	Corcept Therapeutics Inc.	1,733,730	12,587
*	BioTelemetry Inc.	556,003	12,427
*	NeoGenomics Inc.	1,435,960	12,306
*	CryoLife Inc.	640,421	12,264

30

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*,^	Lexicon Pharmaceuticals Inc.	876,363	12,120
*	Quidel Corp.	556,135	11,912
*,^	Accelerate Diagnostics Inc.	559,392	11,607
*	Genomic Health Inc.	381,206	11,204
*	Cytokinetics Inc.	920,131	11,180
*	AngioDynamics Inc.	662,232	11,172
*,^	Merrimack Pharmaceuticals Inc.	2,574,118	10,502
*,^	Enanta Pharmaceuticals Inc.	312,515	10,469
*	Ardelyx Inc.	733,157	10,411
*	Intra-Cellular Therapies Inc. Class A	679,890	10,260
*	Epizyme Inc.	842,227	10,191
*,^	Keryx Biopharmaceuticals Inc.	1,737,331	10,181
*	ANI Pharmaceuticals Inc.	166,165	10,073
*	SciClone Pharmaceuticals Inc.	931,546	10,061
*,^	Inovio Pharmaceuticals Inc.	1,446,159	10,036
*	Universal American Corp.	1,002,853	9,978
*,^	Albany Molecular Research Inc.	529,789	9,939
*	Achillion Pharmaceuticals Inc.	2,386,414	9,856
*	Flexion Therapeutics Inc.	516,746	9,829
*,^	Cerus Corp.	2,233,123	9,714
*	Triple-S Management Corp. Class B	467,641	9,680
*	OraSure Technologies Inc.	1,094,246	9,607
*,^	Endologix Inc.	1,667,658	9,539
*,^	Loxo Oncology Inc.	295,027	9,475
*	Aclaris Therapeutics Inc.	347,009	9,418
*	Capital Senior Living Corp.	583,605	9,367
*,^	Heron Therapeutics Inc.	704,465	9,229
*	BioCryst Pharmaceuticals Inc.	1,452,180	9,192
*	Heska Corp.	127,220	9,109
*,^	Aimmune Therapeutics Inc.	440,723	9,013
*,^	Teladoc Inc.	544,624	8,986
*,^	Lion Biotechnologies Inc.	1,285,885	8,937
*,^	Revance Therapeutics Inc.	429,895	8,899
*,^	CoLucid Pharmaceuticals Inc.	235,320	8,566
*,^	Omeros Corp.	848,938	8,421
*	REGENXBIO Inc.	445,365	8,262
*	Almost Family Inc.	185,824	8,195
*,^	Global Blood Therapeutics Inc.	565,795	8,176
	Invacare Corp.	613,609	8,008
*,^	Achaogen Inc.	610,628	7,950
*	NanoString Technologies Inc.	354,684	7,909
*,^	Celldex Therapeutics Inc.	2,137,785	7,568
*	Otonomy Inc.	472,511	7,513
*,^	Immunomedics Inc.	2,045,575	7,507
*	Accuray Inc.	1,620,010	7,452
*	PTC Therapeutics Inc.	681,864	7,439
	LeMaitre Vascular Inc.	292,738	7,418
*	CorVel Corp.	202,343	7,406
*	Arena Pharmaceuticals Inc.	5,112,192	7,259
*,^	Novavax Inc.	5,756,947	7,254
	PDL BioPharma Inc.	3,418,090	7,246
*,^	Novocure Ltd.	916,783	7,197
*	STAAR Surgical Co.	659,118	7,151
*	Curis Inc.	2,298,786	7,080
*,^	Aduro Biotech Inc.	619,537	7,063
*,^	Sucampo Pharmaceuticals Inc. Class A	520,254	7,049
*	Versartis Inc.	466,191	6,946
*	Antares Pharma Inc.	2,955,714	6,887
*	Surmodics Inc.	269,468	6,845
*,^	Geron Corp.	3,303,991	6,839
*	Karyopharm Therapeutics Inc.	720,161	6,770
*,^	Organovo Holdings Inc.	1,969,550	6,677
*,^	Pacific Biosciences of California Inc.	1,738,197	6,605
*	Surgery Partners Inc.	414,087	6,563

31

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*,^	Bellicum Pharmaceuticals Inc.	481,109	6,553
*,^	Editas Medicine Inc.	403,508	6,549
*	Medpace Holdings Inc.	179,778	6,485
*,^	Rockwell Medical Inc.	986,171	6,459
*	Intersect ENT Inc.	531,238	6,428
*	Agenus Inc.	1,555,992	6,411
*	Natera Inc.	540,737	6,332
*	Akebia Therapeutics Inc.	607,265	6,322
*,^	Corbus Pharmaceuticals Holdings Inc.	744,904	6,294
*	Civitas Solutions Inc.	305,684	6,083
*,^	Collegium Pharmaceutical Inc.	390,345	6,078
*	Zogenix Inc.	492,110	5,979
*,^	Minerva Neurosciences Inc.	501,377	5,891
*,^	Teligent Inc.	890,203	5,884
*	Spectrum Pharmaceuticals Inc.	1,319,702	5,846
*	AxoGen Inc.	644,881	5,804
*,^	Insys Therapeutics Inc.	622,935	5,731
*,^	Adamas Pharmaceuticals Inc.	332,937	5,627
*	Exactech Inc.	201,464	5,500
	Utah Medical Products Inc.	75,141	5,467
*,^	ConforMIS Inc.	670,178	5,428
*	BioSpecifics Technologies Corp.	97,325	5,421
*,^	Advaxis Inc.	756,031	5,413
*	Enzo Biochem Inc.	773,112	5,365
*	Addus HomeCare Corp.	153,052	5,364
*	Paratek Pharmaceuticals Inc.	346,115	5,330
*	Aratana Therapeutics Inc.	725,112	5,206
*	Atara Biotherapeutics Inc.	365,179	5,186
*	La Jolla Pharmaceutical Co.	285,899	5,012
*,^	BioTime Inc.	1,386,571	5,006
*,^	Invitae Corp.	623,559	4,951
*	NewLink Genetics Corp.	466,694	4,798
*,^	Foundation Medicine Inc.	269,612	4,772
*	Rigel Pharmaceuticals Inc.	1,993,937	4,746
*,^	Sorrento Therapeutics Inc.	958,302	4,696
*	ChemoCentryx Inc.	632,749	4,682
*	Cutera Inc.	267,094	4,634
*	American Renal Associates Holdings Inc.	216,586	4,609
*	Fluidigm Corp.	627,848	4,571
*	Trevena Inc.	767,965	4,516
*	Edge Therapeutics Inc.	359,777	4,497
*	CytomX Therapeutics Inc.	397,067	4,364
*	MyoKardia Inc.	335,242	4,341
*	Quorum Health Corp.	590,419	4,292
*	Sangamo BioSciences Inc.	1,391,399	4,244
*	Seres Therapeutics Inc.	412,625	4,085
	Protagonist Therapeutics Inc.	185,600	4,081
*,^	Esperion Therapeutics Inc.	323,919	4,055
*,^	MannKind Corp.	6,306,828	4,016
*	Lantheus Holdings Inc.	462,939	3,981
*,^	MediciNova Inc.	650,207	3,921
*,^	Intellia Therapeutics Inc.	298,649	3,915
*,^	Idera Pharmaceuticals Inc.	2,607,756	3,912
*	RadNet Inc.	604,762	3,901
*	Audentes Therapeutics Inc.	210,772	3,851
*,^	ImmunoGen Inc.	1,879,282	3,834
*,^	XBiotech Inc.	373,154	3,776
*	Veracyte Inc.	482,611	3,735
*	Chimerix Inc.	810,753	3,729
*	Stemline Therapeutics Inc.	348,272	3,727
*,^	Cara Therapeutics Inc.	395,999	3,679
*	Assembly Biosciences Inc.	302,456	3,675
*	OncoMed Pharmaceuticals Inc.	469,476	3,620
*	Novan Inc.	133,930	3,619

32

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Concert Pharmaceuticals Inc.	347,518	3,576
*,^	TG Therapeutics Inc.	749,917	3,487
*	Durect Corp.	2,576,202	3,452
*,^	Clearside Biomedical Inc.	376,509	3,366
	Aevi Genomic Medicine Inc.	634,352	3,286
*,^	NantKwest Inc.	572,884	3,277
*	Ophthotech Corp.	673,963	3,255
*,^	Voyager Therapeutics Inc.	254,663	3,244
	Digirad Corp.	646,980	3,235
*,^	Dynavax Technologies Corp.	816,600	3,226
*	RTI Surgical Inc.	985,239	3,202
*	Ignyta Inc.	600,099	3,181
*	PharmAthene Inc.	968,713	3,148
*,^	Ocular Therapeutix Inc.	365,932	3,063
*,^	Anavex Life Sciences Corp.	764,285	3,027
	Psychemedics Corp.	119,882	2,959
*	Pfenex Inc.	325,659	2,954
*	Tetraphase Pharmaceuticals Inc.	720,540	2,904
*	FONAR Corp.	150,332	2,879
*	IRIDEX Corp.	204,439	2,874
*	Proteostasis Therapeutics Inc.	231,393	2,837
*,^	Cempra Inc.	967,979	2,710
*	ArQule Inc.	2,137,145	2,693
*	Harvard Bioscience Inc.	878,204	2,679
*,^	InVivo Therapeutics Holdings Corp.	625,909	2,629
*,^	Zynerba Pharmaceuticals Inc.	163,457	2,548
	Fulgent Genetics Inc.	220,000	2,545
*,^	Abeona Therapeutics Inc.	518,436	2,514
*,^	Argos Therapeutics Inc.	497,911	2,440
*	Derma Sciences Inc.	464,190	2,414
*	Alliance HealthCare Services Inc.	241,816	2,321
*,^	BioScrip Inc.	2,231,081	2,320
*,^	Athersys Inc.	1,489,845	2,279
*	Bio-Path Holdings Inc.	1,681,363	2,270
*,^	VIVUS Inc.	1,968,718	2,264
*	Corvus Pharmaceuticals Inc.	157,500	2,252
*,^	Adeptus Health Inc. Class A	288,080	2,201
*	Entellus Medical Inc.	114,578	2,174
*	Applied Genetic Technologies Corp.	221,786	2,074
*	Recro Pharma Inc.	255,810	2,062
*,^	Arrowhead Pharmaceuticals Inc.	1,300,881	2,016
*,^	BioDelivery Sciences International Inc.	1,145,388	2,004
*	Cidara Therapeutics Inc.	191,857	1,995
*,^	Chembio Diagnostics Inc.	290,580	1,976
*,^	Vital Therapies Inc.	442,228	1,924
*,^	AcelRx Pharmaceuticals Inc.	732,481	1,904
*	Endocyte Inc.	735,099	1,875
*,^	Catalyst Pharmaceuticals Inc.	1,748,734	1,836
*,^	T2 Biosystems Inc.	336,001	1,767
*	CTI BioPharma Corp.	4,370,634	1,761
*,^	Bovie Medical Corp.	486,896	1,748
	Tactile Systems Technology Inc.	106,179	1,742
*,^	Asterias Biotherapeutics Inc.	375,039	1,725
*	Cascadian Therapeutics Inc.	393,118	1,694
*,^	Kura Oncology Inc.	287,100	1,694
*,^	AAC Holdings Inc.	230,474	1,669
*	GlycoMimetics Inc.	270,870	1,652
*	Syndax Pharmaceuticals Inc.	229,410	1,645
*,^	CytoSorbents Corp.	295,020	1,608
*	Genesis Healthcare Inc.	374,905	1,593
*	Titan Pharmaceuticals Inc.	397,542	1,590
*,^	Genocea Biosciences Inc.	376,301	1,550
*,^	Sophiris Bio Inc.	548,430	1,536
*,^	Avinger Inc.	412,020	1,524

33

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*,^	Fortress Biotech Inc.	559,887	1,512
*,^	Osiris Therapeutics Inc.	307,407	1,509
*	Agile Therapeutics Inc.	259,723	1,480
*,^	Navidea Biopharmaceuticals Inc.	2,346,720	1,475
*	Axsome Therapeutics Inc.	208,908	1,410
*	Dimension Therapeutics Inc.	322,496	1,403
*,^	Senseonics Holdings Inc.	520,900	1,391
*	Juniper Pharmaceuticals Inc.	239,881	1,343
*,^	Tenax Therapeutics Inc.	670,313	1,307
^	Ekso Bionics Holdings Inc.	324,075	1,290
*,^	Adamis Pharmaceuticals Corp.	408,783	1,288
*,^	ContraVir Pharmaceuticals Inc.	1,060,916	1,273
*	pSivida Corp.	699,532	1,196
*,^	ViewRay Inc.	369,163	1,155
*	Kindred Biosciences Inc.	261,521	1,111
*	SeaSpine Holdings Corp.	139,932	1,105
*,^	Biolase Inc.	782,521	1,096
*	Eiger BioPharmaceuticals Inc.	93,838	1,093
*	Palatin Technologies Inc.	2,069,790	1,055
*	Zafgen Inc.	330,152	1,050
*	OvaScience Inc.	672,993	1,030
*	Mirati Therapeutics Inc.	214,806	1,020
*	Aptevo Therapeutics Inc.	410,439	1,001
*,^	Sientra Inc.	116,485	992
*,^	ContraFect Corp.	562,432	984
*	Vericel Corp.	324,459	973
*,^	iRadimed Corp.	87,565	972
*	iRhythm Technologies Inc.	32,239	967
*	Cumberland Pharmaceuticals Inc.	174,158	958
*	Sunesis Pharmaceuticals Inc.	262,053	949
*	Invuity Inc.	164,239	944
*	Aviragen Therapeutics Inc.	765,807	942
*	SCYNEXIS Inc.	279,836	893
*,^	BrainStorm Cell Therapeutics Inc.	345,909	879
*,^	CorMedix Inc.	573,435	877
*	Inotek Pharmaceuticals Corp.	142,704	871
*	Fate Therapeutics Inc.	344,044	864
	Span-America Medical Systems Inc.	46,312	845
*	Oncobiologics Inc.	275,848	830
*,^	Alimera Sciences Inc.	765,933	827
*	Flex Pharma Inc.	149,915	792
*	InfuSystem Holdings Inc.	309,333	789
*,^	Corium International Inc.	193,046	784
*	Calithera Biosciences Inc.	239,944	780
*,^	Conatus Pharmaceuticals Inc.	141,976	748
*,^	VBI Vaccines Inc.	241,319	748
*,^	Corindus Vascular Robotics Inc.	1,065,903	744
*	CareDx Inc.	274,549	741
*	vTv Therapeutics Inc. Class A	150,518	727
*	Misonix Inc.	67,638	707
*,^	Unilife Corp.	306,133	704
*,^	Ampio Pharmaceuticals Inc.	762,451	686
*,^	Repros Therapeutics Inc.	511,083	675
*,^	Actinium Pharmaceuticals Inc.	761,144	666
*,^	Egalet Corp.	86,983	665
*	CAS Medical Systems Inc.	412,750	665
*,^	Anthera Pharmaceuticals Inc.	949,565	616
*,^	NanoViricides Inc.	566,452	606
*	Ra Pharmaceuticals Inc.	39,693	603
*	Verastem Inc.	537,319	602
*,^	Obalon Therapeutics Inc.	66,929	592
*,^	Trovagene Inc.	281,797	592
*,^	ADMA Biologics Inc.	113,943	583
*	Madrigal Pharmaceuticals Inc.	38,527	574

34

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*,^	Ohr Pharmaceutical Inc.	380,923	571
*	AVEO Pharmaceuticals Inc.	1,031,501	557
*	Aldeyra Therapeutics Inc.	102,570	549
*,^	KemPharm Inc.	184,183	543
*	Immune Design Corp.	98,402	541
	Daxor Corp.	66,468	538
*,^	Tracon Pharmaceuticals Inc.	108,586	532
*	IsoRay Inc.	900,205	522
*,^	Fibrocell Science Inc.	802,852	506
*,^	Pain Therapeutics Inc.	880,267	502
*	Threshold Pharmaceuticals Inc.	1,115,776	492
*	Five Star Quality Care Inc.	180,143	486
*,^	Vermillion Inc.	504,917	480
*,^	Neuralstem Inc.	1,710,759	472
*,^	XOMA Corp.	108,693	459
*	AdCare Health Systems Inc.	309,348	452
*	Cymabay Therapeutics Inc.	258,141	447
	Diversicare Healthcare Services Inc.	42,483	442
*,^	aTyr Pharma Inc.	200,968	432
*,^	Reata Pharmaceuticals Inc. Class A	19,732	431
*	Cogentix Medical Inc.	209,595	421
*,^	CytRx Corp.	1,128,662	420
*	Catabasis Pharmaceuticals Inc.	112,834	407
*,^	Immune Pharmaceuticals Inc.	2,207,433	402
*	Wright Medical Group Inc. CVR Exp. 12/31/2049	288,011	380
*,^	Second Sight Medical Products Inc.	186,783	368
*,^	OncoSec Medical Inc.	292,978	360
*	MGC Diagnostics Corp.	46,649	359
*	Alphatec Holdings Inc.	109,998	353
*	Oncocyte Corp.	46,753	330
*	Imprimis Pharmaceuticals Inc.	129,279	323
^	Sonoma Pharmaceuticals Inc.	63,391	320
^	Pernix Therapeutics Holdings Inc.	145,510	282
*,^	iBio Inc.	695,887	275
*	Adverum Biotechnologies Inc.	86,265	250
*,^	Evoke Pharma Inc.	122,519	248
*,^	Aethlon Medical Inc.	58,207	244
*	Pulse Biosciences Inc.	37,130	241
*,^	Chiasma Inc.	120,825	236
*	CASI Pharmaceuticals Inc.	203,062	234
*,^	Proteon Therapeutics Inc.	120,924	230
*,^	Synthetic Biologics Inc.	288,520	220
*	Vical Inc.	93,764	216
*	Viking Therapeutics Inc.	180,700	215
*,^	Orexigen Therapeutics Inc.	114,777	200
*,^	Cerulean Pharma Inc.	281,559	199
*	Mirna Therapeutics Inc.	110,371	199
*	Joint Corp.	70,775	188
*	ImmuCell Corp.	31,066	185
*	Ritter Pharmaceuticals Inc.	68,184	185
*	Biostage Inc.	206,222	184
*	Alliqua BioMedical Inc.	308,139	182
*	TearLab Corp. Class A	351,759	179
	GTx Inc.	33,383	176
*,^	Galectin Therapeutics Inc.	178,655	175
*	Retractable Technologies Inc.	177,584	165
*,^	Tokai Pharmaceuticals Inc.	168,149	164
*	ARCA biopharma Inc.	56,421	161
*,^	Cyclacel Pharmaceuticals Inc.	29,908	158
*	Aeglea BioTherapeutics Inc.	36,160	157
*,^	Caladrius Biosciences Inc.	53,621	152
*	Electromed Inc.	38,975	151
*	Dicerna Pharmaceuticals Inc.	50,890	147
*	HTG Molecular Diagnostics Inc.	62,008	139

35

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*,^	OncoGenex Pharmaceuticals Inc.	268,324	134
*	Dextera Surgical Inc.	132,288	127
*	Hemispherx Biopharma Inc.	183,002	126
*,^	KalVista Pharmaceuticals Inc.	16,033	113
*,^	Tandem Diabetes Care Inc.	48,830	105
	PhaseRx Inc.	67,478	105
*,^	Presbia plc	29,300	102
^	Novelion Therapeutics Inc.	11,869	100
*	Capricor Therapeutics Inc.	35,961	96
*	Cancer Genetics Inc.	70,693	95
	Aradigm Corp.	50,300	80
*	Windtree Therapeutics Inc.	61,982	77
*	Celsion Corp.	243,540	76
*,^	BioLife Solutions Inc.	45,286	73
*	Apricus Biosciences Inc.	53,785	70
*,^	EyeGate Pharmaceuticals Inc.	42,337	69
*,^	Cytori Therapeutics Inc.	44,642	67
*,^	Biocept Inc.	85,506	66
*,^	Amedica Corp.	89,379	56
*,^	BioPharmX Corp.	144,970	54
*,^	Arcadia Biosciences Inc.	58,253	54
*	Cleveland BioLabs Inc.	35,225	50
*	Zosano Pharma Corp.	64,011	50
*	Acura Pharmaceuticals Inc.	61,759	47
*	Arrhythmia Research Technology Inc.	12,440	47
*,^	ASTERIAS BIOTHERAPEUTICS INC WARRANTS EXP 2/15/2017	52,036	28
*	Bellerophon Therapeutics Inc.	53,719	28
*	Pro-Dex Inc.	6,000	28
*	Milestone Scientific Inc.	18,945	26
*	MEI Pharma Inc.	15,989	23
*,^	Tonix Pharmaceuticals Holding Corp.	46,320	22
*	ImmunoCellular Therapeutics Ltd.	10,552	22
*,^	Cerecor Inc.	20,749	18
*	OpGen Inc.	14,550	17
*,^	Nobilis Health Corp.	7,679	16
*	Gemphire Therapeutics Inc.	1,600	13
	Viveve Medical Inc.	2,422	12
*	Histogenics Corp.	5,370	9
*,^	Medovex Corp.	5,693	8
*,^	Marinus Pharmaceuticals Inc.	5,791	6
^	Spring Bank Pharmaceuticals Inc.	596	5
*	Ocera Therapeutics Inc.	1,183	2
*	Onconova Therapeutics Inc.	488	1
	Biomerica Inc.	400	1
*	Infinity Pharmaceuticals Inc.	300	—
	Galena Biopharma Inc Warrants Expire 3/18/2020	157,500	—
			60,970,360
Industrials (12.9%)
	General Electric Co.	187,373,784	5,921,012
	3M Co.	12,749,834	2,276,738
	Boeing Co.	12,421,412	1,933,765
	Honeywell International Inc.	16,134,074	1,869,132
	Union Pacific Corp.	17,448,454	1,809,056
	United Technologies Corp.	15,702,725	1,721,333
	United Parcel Service Inc. Class B	14,577,924	1,671,213
	Accenture plc Class A	13,153,758	1,540,700
	Lockheed Martin Corp.	5,271,465	1,317,550
	Caterpillar Inc.	12,373,665	1,147,534
	Danaher Corp.	13,172,970	1,025,384
*	PayPal Holdings Inc.	24,286,187	958,576
	General Dynamics Corp.	5,493,892	948,575
	FedEx Corp.	5,060,428	942,252
	Automatic Data Processing Inc.	9,104,761	935,787
	Raytheon Co.	6,227,115	884,250

36

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Northrop Grumman Corp.	3,738,907	869,595
Illinois Tool Works Inc.	6,704,264	821,004
Johnson Controls International plc	19,817,144	816,268
Emerson Electric Co.	13,630,443	759,897
CSX Corp.	19,833,934	712,633
Norfolk Southern Corp.	6,187,364	668,668
Waste Management Inc.	9,386,618	665,605
Deere & Co.	6,322,170	651,436
Eaton Corp. plc	9,624,352	645,698
Fidelity National Information Services Inc.	6,937,207	524,730
TE Connectivity Ltd.	7,532,304	521,838
* Fiserv Inc.	4,648,404	494,032
Cummins Inc.	3,567,039	487,507
PACCAR Inc.	7,424,449	474,422
Sherwin-Williams Co.	1,672,653	449,509
Amphenol Corp. Class A	6,541,564	439,593
Paychex Inc.	6,864,698	417,923
Ingersoll-Rand plc	5,460,838	409,781
Parker-Hannifin Corp.	2,847,572	398,660
Roper Technologies Inc.	2,148,381	393,326
Rockwell Automation Inc.	2,739,864	368,238
Fortive Corp.	6,586,363	353,227
Vulcan Materials Co.	2,816,497	352,485
Agilent Technologies Inc.	6,897,395	314,245
Martin Marietta Materials Inc.	1,340,569	296,976
Republic Services Inc. Class A	5,110,355	291,546
Waste Connections Inc.	3,702,044	290,944
Fastenal Co.	6,115,320	287,298
* FleetCor Technologies Inc.	1,960,824	277,496
Ball Corp.	3,691,114	277,092
WestRock Co.	5,323,772	270,288
Alliance Data Systems Corp.	1,168,802	267,071
TransDigm Group Inc.	1,071,313	266,714
* Verisk Analytics Inc. Class A	3,216,846	261,111
Rockwell Collins Inc.	2,749,784	255,070
^ WW Grainger Inc.	1,079,869	250,800
Textron Inc.	5,145,597	249,870
Dover Corp.	3,285,925	246,214
AMETEK Inc.	4,929,814	239,589
* Mettler-Toledo International Inc.	560,203	234,479
Global Payments Inc.	3,254,600	225,902
L-3 Communications Holdings Inc.	1,475,048	224,370
CH Robinson Worldwide Inc.	3,028,338	221,856
Masco Corp.	7,009,380	221,637
Acuity Brands Inc.	930,787	214,881
Cintas Corp.	1,768,112	204,323
Expeditors International of Washington Inc.	3,845,362	203,650
* Vantiv Inc. Class A	3,324,346	198,198
Kansas City Southern	2,288,283	194,161
Pentair plc	3,458,202	193,901
* United Rentals Inc.	1,793,335	189,340
Sealed Air Corp.	4,162,975	188,749
Xylem Inc.	3,787,218	187,543
JB Hunt Transport Services Inc.	1,906,059	185,021
Huntington Ingalls Industries Inc.	991,737	182,668
* HD Supply Holdings Inc.	4,249,856	180,661
Fortune Brands Home & Security Inc.	3,269,675	174,797
Total System Services Inc.	3,501,515	171,679
Packaging Corp. of America	1,993,532	169,091
Broadridge Financial Solutions Inc.	2,505,052	166,085
Xerox Corp.	18,233,335	159,177
* Trimble Inc.	5,277,345	159,112
Valspar Corp.	1,510,976	156,552
* Crown Holdings Inc.	2,957,510	155,476

37

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Fluor Corp.	2,950,516	154,961
	Spirit AeroSystems Holdings Inc. Class A	2,615,116	152,592
	Carlisle Cos. Inc.	1,368,243	150,904
	Wabtec Corp.	1,813,121	150,525
	AO Smith Corp.	3,143,567	148,848
	Jack Henry & Associates Inc.	1,671,594	148,404
*	Jacobs Engineering Group Inc.	2,591,813	147,733
	IDEX Corp.	1,608,215	144,836
*	Sensata Technologies Holding NV	3,624,155	141,161
*	Stericycle Inc.	1,800,328	138,697
*	Arrow Electronics Inc.	1,932,061	137,756
	Hubbell Inc. Class B	1,174,359	137,048
	Lennox International Inc.	864,761	132,455
	Flowserve Corp.	2,753,044	132,284
*	Keysight Technologies Inc.	3,616,687	132,262
	Macquarie Infrastructure Corp.	1,617,292	132,133
*	CoStar Group Inc.	690,433	130,140
	Allegion plc	2,028,832	129,845
	ManpowerGroup Inc.	1,450,468	128,903
	B/E Aerospace Inc.	2,139,590	128,782
	Avnet Inc.	2,699,997	128,547
*	Old Dominion Freight Line Inc.	1,492,257	128,021
	Robert Half International Inc.	2,616,704	127,643
	Owens Corning	2,433,890	125,491
*	Berry Plastics Group Inc.	2,572,205	125,344
	Toro Co.	2,214,759	123,916
	PerkinElmer Inc.	2,319,836	120,979
	MDU Resources Group Inc.	4,133,468	118,920
*	AECOM	3,264,091	118,682
	Donaldson Co. Inc.	2,818,692	118,611
	Nordson Corp.	1,057,108	118,449
	Sonoco Products Co.	2,140,500	112,804
	Cognex Corp.	1,712,929	108,977
	Orbital ATK Inc.	1,241,918	108,953
	Booz Allen Hamilton Holding Corp. Class A	2,998,279	108,148
*	Quanta Services Inc.	3,069,417	106,969
*	First Data Corp. Class A	7,464,681	105,924
	FLIR Systems Inc.	2,916,233	105,538
	Allison Transmission Holdings Inc.	3,068,272	103,370
	Oshkosh Corp.	1,574,000	101,696
*,^	XPO Logistics Inc.	2,339,106	100,956
	Hexcel Corp.	1,956,233	100,629
	Lincoln Electric Holdings Inc.	1,293,944	99,207
	AptarGroup Inc.	1,340,321	98,447
	Graco Inc.	1,181,317	98,156
	Bemis Co. Inc.	2,005,719	95,913
	Eagle Materials Inc.	967,282	95,306
*	Zebra Technologies Corp.	1,061,881	91,067
	EMCOR Group Inc.	1,285,680	90,975
*	WEX Inc.	812,274	90,650
*	Genesee & Wyoming Inc. Class A	1,298,360	90,119
	Trinity Industries Inc.	3,211,318	89,146
	MSC Industrial Direct Co. Inc. Class A	952,907	88,039
	AGCO Corp.	1,470,193	85,065
	CLARCOR Inc.	1,027,842	84,766
	Graphic Packaging Holding Co.	6,743,272	84,156
	Ryder System Inc.	1,125,905	83,812
	Curtiss-Wright Corp.	843,658	82,982
	Jabil Circuit Inc.	3,443,132	81,499
*	Teledyne Technologies Inc.	656,382	80,735
	Watsco Inc.	544,926	80,714
	Woodward Inc.	1,162,286	80,256
	BWX Technologies Inc.	1,960,704	77,840
	Landstar System Inc.	896,096	76,437

38

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	MAXIMUS Inc.	1,368,474	76,347
	National Instruments Corp.	2,474,259	76,257
	Crane Co.	1,053,731	75,995
*	Euronet Worldwide Inc.	1,044,661	75,665
	Deluxe Corp.	1,035,630	74,161
	ITT Inc.	1,899,301	73,256
*	Genpact Ltd.	3,001,400	73,054
*	IPG Photonics Corp.	734,198	72,473
*	Kirby Corp.	1,089,504	72,452
	Littelfuse Inc.	476,435	72,309
	Air Lease Corp. Class A	2,099,197	72,065
*	Coherent Inc.	514,885	70,737
	EnerSys	898,267	70,155
*	CoreLogic Inc.	1,869,333	68,848
	Terex Corp.	2,181,404	68,780
	World Fuel Services Corp.	1,488,531	68,338
	Chicago Bridge & Iron Co. NV	2,132,727	67,714
*	WESCO International Inc.	1,000,413	66,577
	Belden Inc.	889,847	66,534
	Regal Beloit Corp.	956,732	66,254
	HEICO Corp. Class A	972,613	66,040
*	Colfax Corp.	1,836,799	65,996
	Valmont Industries Inc.	455,450	64,173
*	USG Corp.	2,146,806	62,000
*	Clean Harbors Inc.	1,083,366	60,289
*	Owens-Illinois Inc.	3,445,926	59,994
*	TransUnion	1,932,123	59,761
	Timken Co.	1,493,380	59,287
	Joy Global Inc.	2,074,316	58,081
*	Sanmina Corp.	1,556,711	57,053
*	Generac Holdings Inc.	1,400,120	57,041
*	Louisiana-Pacific Corp.	3,009,848	56,976
*	WageWorks Inc.	775,044	56,191
*	Esterline Technologies Corp.	619,721	55,279
	GATX Corp.	871,633	53,675
*	MasTec Inc.	1,378,322	52,721
	Kennametal Inc.	1,675,624	52,380
*	Cardtronics plc Class A	954,121	52,066
	Tetra Tech Inc.	1,200,593	51,806
	Barnes Group Inc.	1,080,815	51,252
	KBR Inc.	3,042,105	50,773
	John Bean Technologies Corp.	590,440	50,748
*	Itron Inc.	805,661	50,636
*,^	Universal Display Corp.	896,345	50,464
*	KLX Inc.	1,109,734	50,060
*	Anixter International Inc.	592,911	48,055
	Mueller Industries Inc.	1,201,737	48,021
*	Summit Materials Inc. Class A	1,969,168	46,847
^	Silgan Holdings Inc.	899,687	46,046
	Vishay Intertechnology Inc.	2,829,637	45,840
	MSA Safety Inc.	660,269	45,776
	Applied Industrial Technologies Inc.	768,268	45,635
*,^	Cimpress NV	497,833	45,606
	ABM Industries Inc.	1,116,167	45,584
*	Moog Inc. Class A	690,450	45,349
*	On Assignment Inc.	1,024,816	45,256
	Granite Construction Inc.	821,203	45,166
	UniFirst Corp.	313,882	45,089
	Knight Transportation Inc.	1,355,588	44,802
	Convergys Corp.	1,823,655	44,789
*	RBC Bearings Inc.	470,004	43,621
*	Masonite International Corp.	659,621	43,403
	Mueller Water Products Inc. Class A	3,224,081	42,913
	Universal Forest Products Inc.	418,107	42,722

39

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	LifeLock Inc.	1,762,784	42,166
*	Rexnord Corp.	2,147,215	42,064
	CEB Inc.	678,123	41,094
*,^	Swift Transportation Co.	1,680,689	40,942
*	FTI Consulting Inc.	892,438	40,231
	G&K Services Inc. Class A	416,237	40,146
*	Trex Co. Inc.	617,869	39,791
	Brink's Co.	958,061	39,520
*	AMN Healthcare Services Inc.	1,015,062	39,029
	Covanta Holding Corp.	2,490,971	38,859
	Simpson Manufacturing Co. Inc.	879,276	38,468
*	NeuStar Inc. Class A	1,142,509	38,160
*	DigitalGlobe Inc.	1,322,349	37,885
	Watts Water Technologies Inc. Class A	576,817	37,608
*	Plexus Corp.	695,727	37,597
	Brady Corp. Class A	984,298	36,960
	Otter Tail Corp.	903,841	36,877
*	Armstrong World Industries Inc.	875,731	36,606
*,^	Ambarella Inc.	656,746	35,550
	AZZ Inc.	555,786	35,515
*	Headwaters Inc.	1,482,517	34,869
*	ExlService Holdings Inc.	668,164	33,702
	Greif Inc. Class A	655,214	33,619
*,^	Navistar International Corp.	1,040,655	32,645
*	II-VI Inc.	1,099,097	32,588
	Apogee Enterprises Inc.	608,331	32,582
	Matson Inc.	913,588	32,332
	Franklin Electric Co. Inc.	822,072	31,979
	Korn/Ferry International	1,086,270	31,969
	Exponent Inc.	523,210	31,550
*	Benchmark Electronics Inc.	1,030,224	31,422
*,^	Knowles Corp.	1,872,560	31,290
*	MACOM Technology Solutions Holdings Inc.	675,789	31,276
	Methode Electronics Inc.	743,012	30,724
	EnPro Industries Inc.	449,363	30,269
	Actuant Corp. Class A	1,165,591	30,247
*	Hub Group Inc. Class A	687,873	30,094
	Forward Air Corp.	631,707	29,930
*	Fabrinet	727,296	29,310
*	OSI Systems Inc.	381,289	29,024
*	Rogers Corp.	377,758	29,016
*	TopBuild Corp.	808,769	28,792
*	Advisory Board Co.	861,159	28,634
	Astec Industries Inc.	421,529	28,436
	Mobile Mini Inc.	934,619	28,272
	ESCO Technologies Inc.	494,835	28,032
*	Gibraltar Industries Inc.	669,452	27,883
	Albany International Corp.	599,760	27,769
	AAON Inc.	839,224	27,736
	Triumph Group Inc.	1,044,795	27,687
*	Atlas Air Worldwide Holdings Inc.	523,760	27,314
	Kaman Corp.	554,474	27,130
*	SPX FLOW Inc.	841,922	26,992
*,^	TASER International Inc.	1,095,534	26,556
	Insperity Inc.	373,111	26,472
*	Navigant Consulting Inc.	997,690	26,120
	Tennant Co.	365,735	26,040
	Comfort Systems USA Inc.	778,169	25,913
*	Proto Labs Inc.	499,491	25,649
*	Veeco Instruments Inc.	861,854	25,123
	Aircastle Ltd.	1,202,773	25,078
*,^	Smith & Wesson Holding Corp.	1,182,124	24,919
	Werner Enterprises Inc.	919,409	24,778
*	TTM Technologies Inc.	1,798,754	24,517

40

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Aerojet Rocketdyne Holdings Inc.	1,361,936	24,447
	Cubic Corp.	507,697	24,344
	RR Donnelley & Sons Co.	1,481,991	24,186
*	Imperva Inc.	617,797	23,723
	Standex International Corp.	267,681	23,516
*	Saia Inc.	530,664	23,429
	Multi-Color Corp.	301,693	23,411
*	Sykes Enterprises Inc.	810,873	23,402
*	BMC Stock Holdings Inc.	1,198,979	23,380
	EVERTEC Inc.	1,316,926	23,375
*	Tutor Perini Corp.	830,396	23,251
	Greenbrier Cos. Inc.	557,116	23,148
*	Huron Consulting Group Inc.	456,207	23,107
*	Meritor Inc.	1,852,880	23,013
	AAR Corp.	693,593	22,923
*	Team Inc.	583,800	22,914
	Harsco Corp.	1,677,981	22,821
*	TriNet Group Inc.	884,061	22,650
*	TriMas Corp.	954,314	22,426
	CIRCOR International Inc.	344,369	22,343
	US Ecology Inc.	450,775	22,156
	ManTech International Corp. Class A	519,156	21,934
*	American Woodmark Corp.	291,145	21,909
*	TrueBlue Inc.	886,917	21,863
*	Patrick Industries Inc.	285,020	21,747
*	Wabash National Corp.	1,368,822	21,655
	Badger Meter Inc.	577,943	21,355
^	Sturm Ruger & Co. Inc.	400,273	21,094
*	Lydall Inc.	340,447	21,057
*	ICF International Inc.	375,840	20,746
	Heartland Express Inc.	1,002,424	20,409
*,^	US Concrete Inc.	309,966	20,303
	Griffon Corp.	771,490	20,213
	MTS Systems Corp.	350,474	19,872
	Primoris Services Corp.	868,913	19,794
	Federal Signal Corp.	1,252,910	19,558
*	Builders FirstSource Inc.	1,770,693	19,425
*	Continental Building Products Inc.	839,225	19,386
	Raven Industries Inc.	760,023	19,153
*	Integer Holdings Corp.	648,416	19,096
	General Cable Corp.	1,000,035	19,051
	Argan Inc.	269,260	18,996
	Sun Hydraulics Corp.	474,272	18,957
	McGrath RentCorp	478,526	18,753
*	SPX Corp.	782,270	18,555
	Viad Corp.	418,298	18,447
*	Boise Cascade Co.	818,595	18,418
	Altra Industrial Motion Corp.	498,901	18,409
*	PHH Corp.	1,195,086	18,118
	Encore Wire Corp.	411,107	17,822
*	Babcock & Wilcox Enterprises Inc.	1,066,344	17,691
*	Installed Building Products Inc.	425,501	17,573
	Materion Corp.	442,249	17,513
*	Aegion Corp. Class A	712,514	16,887
*	Wesco Aircraft Holdings Inc.	1,125,395	16,825
*	Paylocity Holding Corp.	560,614	16,824
*	Air Transport Services Group Inc.	1,048,600	16,736
	Essendant Inc.	797,779	16,674
	Quad/Graphics Inc.	619,800	16,660
	Global Brass & Copper Holdings Inc.	477,031	16,362
	LSC Communications Inc.	548,885	16,291
	Lindsay Corp.	214,768	16,024
	AVX Corp.	1,005,166	15,711
	H&E Equipment Services Inc.	675,097	15,696

41

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Manitowoc Co. Inc.	2,575,142	15,399
	Kimball International Inc. Class B	874,493	15,356
	Advanced Drainage Systems Inc.	738,067	15,204
	Douglas Dynamics Inc.	445,385	14,987
*	MYR Group Inc.	395,222	14,892
	CTS Corp.	655,001	14,672
	HEICO Corp.	189,056	14,586
*,^	Inovalon Holdings Inc. Class A	1,412,018	14,544
	Quanex Building Products Corp.	716,108	14,537
	Alamo Group Inc.	189,031	14,385
	Cass Information Systems Inc.	193,883	14,264
*	Echo Global Logistics Inc.	566,083	14,180
	Kelly Services Inc. Class A	614,192	14,077
	Insteel Industries Inc.	392,861	14,002
	Resources Connection Inc.	725,749	13,971
	Schnitzer Steel Industries Inc.	536,498	13,788
*	CBIZ Inc.	1,002,273	13,731
*	NCI Building Systems Inc.	874,944	13,693
	ArcBest Corp.	492,355	13,614
	Triton International Ltd.	853,190	13,480
	Kadant Inc.	215,927	13,215
*	Astronics Corp.	382,643	12,949
*	Engility Holdings Inc.	382,826	12,901
*	Novanta Inc.	614,157	12,897
*	Thermon Group Holdings Inc.	662,857	12,654
*	Donnelley Financial Solutions Inc.	545,096	12,526
*	FARO Technologies Inc.	347,235	12,500
	Kforce Inc.	515,389	11,905
*	Aerovironment Inc.	442,074	11,861
	TeleTech Holdings Inc.	380,883	11,617
*	TimkenSteel Corp.	731,559	11,325
*	RPX Corp.	1,036,797	11,197
	Marten Transport Ltd.	479,616	11,175
*	DXP Enterprises Inc.	320,408	11,131
*	PGT Innovations Inc.	959,013	10,981
	Gorman-Rupp Co.	349,977	10,832
*	Evolent Health Inc. Class A	705,597	10,443
*	Milacron Holdings Corp.	558,910	10,413
*	GMS Inc.	354,155	10,370
*	Kimball Electronics Inc.	563,106	10,249
*,^	MINDBODY Inc. Class A	478,259	10,187
*	Cross Country Healthcare Inc.	651,701	10,173
*	Cotiviti Holdings Inc.	289,835	9,970
	NN Inc.	522,482	9,953
*	Armstrong Flooring Inc.	497,991	9,915
	Hyster-Yale Materials Handling Inc.	154,918	9,879
	Columbus McKinnon Corp.	364,129	9,846
	Miller Industries Inc.	370,944	9,811
*	Casella Waste Systems Inc. Class A	758,397	9,412
	Landauer Inc.	195,406	9,399
*	InnerWorkings Inc.	947,326	9,331
*	Multi Packaging Solutions International Ltd.	648,561	9,248
*	Atkore International Group Inc.	386,294	9,236
*	Horizon Global Corp.	379,406	9,106
	Ennis Inc.	524,240	9,096
	Barrett Business Services Inc.	141,804	9,090
	Heidrick & Struggles International Inc.	376,061	9,082
	AEP Industries Inc.	78,106	9,068
*	Mistras Group Inc.	352,153	9,043
*	Kratos Defense & Security Solutions Inc.	1,218,060	9,014
*	YRC Worldwide Inc.	653,433	8,678
	Daktronics Inc.	739,088	7,908
^	American Railcar Industries Inc.	174,425	7,900
	CECO Environmental Corp.	561,668	7,835

42

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Mesa Laboratories Inc.	63,759	7,826
	Myers Industries Inc.	542,871	7,763
*	Forterra Inc.	354,684	7,682
	Park-Ohio Holdings Corp.	180,019	7,669
*,^	Energy Recovery Inc.	726,691	7,521
*	GP Strategies Corp.	262,840	7,517
	NVE Corp.	102,925	7,352
*	Bazaarvoice Inc.	1,507,644	7,312
	Spartan Motors Inc.	780,194	7,217
*	Advanced Disposal Services Inc.	323,808	7,195
*	Landec Corp.	518,187	7,151
*	Ply Gem Holdings Inc.	427,713	6,950
	Park Electrochemical Corp.	371,028	6,920
	Powell Industries Inc.	172,369	6,722
*	Acacia Research Corp.	1,029,137	6,689
	NACCO Industries Inc. Class A	73,097	6,619
*	Roadrunner Transportation Systems Inc.	632,957	6,576
*	ServiceSource International Inc.	1,133,418	6,438
*	Era Group Inc.	379,091	6,433
	CRA International Inc.	174,695	6,394
*	Lionbridge Technologies Inc.	1,044,911	6,060
*	DHI Group Inc.	967,787	6,049
	International Seaways Inc.	428,920	6,022
	VSE Corp.	149,982	5,825
*	Kemet Corp.	869,933	5,768
	B. Riley Financial Inc.	310,035	5,720
*,^	Energous Corp.	336,127	5,664
*	Ducommun Inc.	217,433	5,558
*	NV5 Global Inc.	164,303	5,488
*	Intevac Inc.	628,101	5,370
*	Hudson Technologies Inc.	667,944	5,350
	Bel Fuse Inc. Class B	172,239	5,322
*	Orion Group Holdings Inc.	499,478	4,970
	Overseas Shipholding Group Inc. Class A	1,286,761	4,928
	Black Box Corp.	307,270	4,686
*	Covenant Transportation Group Inc. Class A	241,973	4,680
	DMC Global Inc.	294,290	4,665
	LSI Industries Inc.	474,117	4,618
*	Great Lakes Dredge & Dock Corp.	1,095,081	4,599
*,^	Layne Christensen Co.	418,918	4,554
*,^	Advanced Emissions Solutions Inc.	488,559	4,514
	Supreme Industries Inc. Class A	283,231	4,447
*	Vicor Corp.	289,060	4,365
*	Control4 Corp.	426,000	4,345
*	Sparton Corp.	182,157	4,344
*	PRGX Global Inc.	734,620	4,334
*	Franklin Covey Co.	212,060	4,273
	Graham Corp.	179,845	3,984
*	Heritage-Crystal Clean Inc.	253,510	3,980
	National Research Corp. Class A	208,582	3,963
*	CyberOptics Corp.	151,509	3,954
	Crawford & Co. Class B	313,468	3,937
	Celadon Group Inc.	549,932	3,932
*	Northwest Pipe Co.	227,039	3,910
	FreightCar America Inc.	261,724	3,908
*	Commercial Vehicle Group Inc.	686,712	3,798
*	Information Services Group Inc.	1,033,241	3,761
*	Astronics Corp. Class B	111,356	3,753
*,^	CUI Global Inc.	539,270	3,737
*	Vishay Precision Group Inc.	195,688	3,699
*	Sterling Construction Co. Inc.	435,913	3,688
*	ARC Document Solutions Inc.	724,577	3,681
^	National Research Corp. Class B	87,271	3,637
*	Willdan Group Inc.	158,055	3,570

43

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Hurco Cos. Inc.	104,659	3,464
	Eastern Co.	156,839	3,278
	Houston Wire & Cable Co.	501,322	3,259
	Hardinge Inc.	294,077	3,258
*,^	Aqua Metals Inc.	248,259	3,255
*	Twin Disc Inc.	222,915	3,255
*	Neff Corp. Class A	228,288	3,219
	BG Staffing Inc.	203,010	3,167
*	CAI International Inc.	361,967	3,138
*	TRC Cos. Inc.	295,261	3,130
*	Maxwell Technologies Inc.	610,039	3,123
*	Willis Lease Finance Corp.	121,866	3,117
*	EnerNOC Inc.	519,268	3,116
	LB Foster Co. Class A	228,304	3,105
*	Electro Scientific Industries Inc.	524,444	3,105
*	UFP Technologies Inc.	121,044	3,081
*,^	Workhorse Group Inc.	435,995	3,078
*	IES Holdings Inc.	158,506	3,035
*	Planet Payment Inc.	720,688	2,940
*	Hill International Inc.	643,055	2,797
*	Everi Holdings Inc.	1,265,707	2,747
	Allied Motion Technologies Inc.	126,738	2,711
*	CDI Corp.	362,987	2,686
*	Goldfield Corp.	522,323	2,664
	Universal Logistics Holdings Inc.	157,806	2,580
*	Gencor Industries Inc.	162,211	2,547
*	Omega Flex Inc.	45,587	2,542
*,^	Blue Bird Corp.	161,939	2,502
	United States Lime & Minerals Inc.	32,014	2,425
*	Napco Security Technologies Inc.	273,313	2,323
*	Lawson Products Inc.	96,392	2,294
*	PFSweb Inc.	265,272	2,255
	Richardson Electronics Ltd.	356,807	2,248
*	Arotech Corp.	624,710	2,186
	Crawford & Co. Class A	222,466	2,107
*	Mattersight Corp.	532,688	1,971
*	ALJ Regional Holdings Inc.	433,860	1,905
*,^	American Superconductor Corp.	248,483	1,831
*	Iteris Inc.	491,878	1,790
	Huttig Building Products Inc.	267,332	1,767
*	LMI Aerospace Inc.	201,975	1,741
*,^	ExOne Co.	185,756	1,735
*	PAM Transportation Services Inc.	65,144	1,692
*	Manitex International Inc.	246,535	1,691
*	Ameresco Inc. Class A	297,398	1,636
*	Volt Information Sciences Inc.	237,249	1,625
*	Aspen Aerogels Inc.	392,456	1,621
^	Eagle Bulk Shipping Inc.	269,339	1,576
*	StarTek Inc.	185,124	1,564
*	Ballantyne Strong Inc.	193,214	1,546
*	Perceptron Inc.	229,932	1,527
*	ModusLink Global Solutions Inc.	1,045,604	1,527
	Global Water Resources Inc.	154,220	1,403
*	Sharps Compliance Corp.	358,366	1,373
*	Radiant Logistics Inc.	350,329	1,366
*,^	Energy Focus Inc.	300,272	1,276
*,^	Synthesis Energy Systems Inc.	1,217,100	1,217
*	CPI Aerostructures Inc.	120,875	1,118
*	MFRI Inc.	136,141	1,103
*	Broadwind Energy Inc.	270,895	1,096
*	Taylor Devices Inc.	67,327	1,023
*	Xerium Technologies Inc.	180,929	1,017
*	Frequency Electronics Inc.	92,589	1,000
*	Key Technology Inc.	84,925	990

44

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Ultralife Corp.	193,856	960
*	Patriot Transportation Holding Inc.	39,973	931
*	Cenveo Inc.	131,158	917
*	Asure Software Inc.	106,300	905
*	Orion Energy Systems Inc.	409,453	889
*	Lincoln Educational Services Corp.	438,257	841
*,^	MicroVision Inc.	638,927	805
*	Perma-Fix Environmental Services	198,880	776
*	Innovative Solutions & Support Inc.	227,411	757
*	Nuvectra Corp.	143,510	722
	EnviroStar Inc.	47,800	693
*	IEC Electronics Corp.	191,258	683
*	eMagin Corp.	316,500	680
	Universal Technical Institute Inc.	230,576	671
*,^	Vertex Energy Inc.	482,481	632
*,^	Research Frontiers Inc.	336,660	613
*,^	Applied DNA Sciences Inc.	328,013	607
*	USA Truck Inc.	67,991	592
^	Patriot National Inc.	124,959	581
*	ENGlobal Corp.	238,948	571
*,^	Cemtrex Inc.	76,243	563
	Textainer Group Holdings Ltd.	72,760	542
*,^	CryoPort Inc.	166,681	540
	AMCON Distributing Co.	4,565	526
*,^	Revolution Lighting Technologies Inc.	90,476	498
	Chicago Rivet & Machine Co.	11,186	465
*,^	Digital Ally Inc.	110,620	465
*,^	EnSync Inc.	630,942	455
*	Air T Inc.	19,270	441
	BlueLinx Holdings Inc.	58,466	437
*,^	ClearSign Combustion Corp.	121,920	415
*	Wireless Telecom Group Inc.	205,351	392
*,^	Turtle Beach Corp.	273,113	358
*,^	Odyssey Marine Exploration Inc.	102,472	350
*,^	Astrotech Corp.	220,560	329
*	Image Sensing Systems Inc.	88,673	328
*	LightPath Technologies Inc. Class A	209,228	322
*	AMREP Corp.	41,186	306
*	DLH Holdings Corp.	50,884	302
*,^	GEE Group Inc.	67,770	298
*,^	Capstone Turbine Corp.	419,339	285
*	Luna Innovations Inc.	190,541	280
*,^	Power Solutions International Inc.	37,180	279
	Bel Fuse Inc. Class A	10,580	268
*	UQM Technologies Inc.	561,390	241
*	Rand Logistics Inc.	289,234	240
*	Fuel Tech Inc.	201,954	232
*	Versar Inc.	164,937	228
	Ecology and Environment Inc.	21,480	227
*	SIFCO Industries Inc.	29,538	226
*	Marathon Patent Group Inc.	127,181	219
*	Continental Materials Corp.	8,941	214
	RF Industries Ltd.	117,256	205
*	Echelon Corp.	42,263	199
*	Sevcon Inc.	21,782	186
*	Pioneer Power Solutions Inc.	27,339	163
*	SigmaTron International Inc.	30,411	144
*	IntriCon Corp.	16,574	114
*	American Electric Technologies Inc.	73,150	113
*	General Finance Corp.	20,286	113
*	Sypris Solutions Inc.	114,894	101
*	Quest Resource Holding Corp.	37,893	93
*	Industrial Services of America Inc.	49,467	89
*	American DG Energy Inc.	304,050	85

45

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Nortech Systems Inc.	17,942	70
*,^	Payment Data Systems Inc.	37,516	69
	Servotronics Inc.	4,914	49
	L3 Technologies Inc.	296	45
*	Command Security Corp.	13,027	36
*	AeroCentury Corp.	3,772	36
*	Art's-Way Manufacturing Co. Inc.	7,669	26
*	Tel-Instrument Electronics Corp.	4,297	19
	Greif Inc. Class B	197	13
*	Micronet Enertec Technologies Inc.	9,444	13
	American Outdoor Brands Corp.	312	7
	Issuer Direct Corp.	600	5
*	Electro-Sensors Inc.	1,291	4
*	Interlink Electronics Inc.	462	3
*	Jewett-Cameron Trading Co. Ltd.	185	2
*	CTPartners Executive Search Inc.	100,659	—
*	LGL Group Inc. Warrants expire 6/8/2018	3,000	—
			64,247,397
Oil & Gas (7.0%)
	Exxon Mobil Corp.	87,889,990	7,932,951
	Chevron Corp.	40,008,346	4,708,982
	Schlumberger Ltd.	29,469,666	2,473,978
	ConocoPhillips	26,248,049	1,316,077
	EOG Resources Inc.	12,212,402	1,234,674
	Occidental Petroleum Corp.	16,181,173	1,152,585
	Halliburton Co.	17,328,004	937,272
	Kinder Morgan Inc.	40,205,372	832,653
	Anadarko Petroleum Corp.	11,835,539	825,292
	Phillips 66	9,409,557	813,080
	Valero Energy Corp.	9,609,772	656,540
	Pioneer Natural Resources Co.	3,591,344	646,693
	Spectra Energy Corp.	14,861,863	610,674
	Baker Hughes Inc.	8,991,063	584,149
	Marathon Petroleum Corp.	11,196,567	563,747
	Apache Corp.	8,035,523	510,015
	Williams Cos. Inc.	15,910,031	495,438
	Devon Energy Corp.	10,533,487	481,064
*	Concho Resources Inc.	3,092,414	410,054
	Hess Corp.	6,033,203	375,808
	Noble Energy Inc.	9,100,268	346,356
	Marathon Oil Corp.	17,948,050	310,681
	National Oilwell Varco Inc.	7,989,987	299,145
	Cimarex Energy Co.	2,009,742	273,124
	EQT Corp.	3,654,241	238,987
	Cabot Oil & Gas Corp.	9,851,151	230,123
	Tesoro Corp.	2,492,911	218,005
	Targa Resources Corp.	3,629,998	203,534
*	Diamondback Energy Inc.	1,875,665	189,555
	Range Resources Corp.	5,244,223	180,192
*	Cheniere Energy Inc.	4,237,954	175,578
*	Newfield Exploration Co.	4,202,765	170,212
*	FMC Technologies Inc.	4,756,057	168,983
	Helmerich & Payne Inc.	2,165,117	167,580
	OGE Energy Corp.	4,198,738	140,448
*,^	Chesapeake Energy Corp.	18,886,545	132,584
	HollyFrontier Corp.	3,732,669	122,282
*	Parsley Energy Inc. Class A	3,449,864	121,573
*	Energen Corp.	2,054,102	118,460
*,^	Transocean Ltd.	7,746,303	114,181
*	Southwestern Energy Co.	10,475,028	113,340
	Core Laboratories NV	931,135	111,773
*	Antero Resources Corp.	4,651,947	110,019
	Murphy Oil Corp.	3,465,667	107,886
*	WPX Energy Inc.	7,304,915	106,433

46

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*,^	Weatherford International plc	20,842,910	104,006
*	Continental Resources Inc.	1,984,550	102,284
*	RSP Permian Inc.	2,157,855	96,284
*	QEP Resources Inc.	5,078,912	93,503
	Nabors Industries Ltd.	5,687,332	93,272
*	PDC Energy Inc.	1,193,927	86,655
	Patterson-UTI Energy Inc.	2,948,246	79,367
*	Oasis Petroleum Inc.	5,028,507	76,132
*	Rice Energy Inc.	3,447,398	73,602
*	Whiting Petroleum Corp.	6,045,446	72,666
*	Gulfport Energy Corp.	3,271,632	70,798
	SM Energy Co.	2,043,328	70,454
*	Callon Petroleum Co.	4,257,672	65,440
	Western Refining Inc.	1,717,434	65,005
	PBF Energy Inc. Class A	2,290,525	63,860
	Ensco plc Class A	6,388,311	62,094
	SemGroup Corp. Class A	1,417,976	59,201
	Oceaneering International Inc.	2,084,073	58,792
	Superior Energy Services Inc.	3,219,664	54,348
*,^	First Solar Inc.	1,642,650	52,713
*	Rowan Cos. plc Class A	2,697,426	50,954
*	Matador Resources Co.	1,899,587	48,933
*	Carrizo Oil & Gas Inc.	1,308,455	48,871
*	Dril-Quip Inc.	805,811	48,389
*	NOW Inc.	2,159,202	44,199
*	Laredo Petroleum Inc.	3,069,387	43,401
*	Oil States International Inc.	1,099,948	42,898
*	MRC Global Inc.	1,943,664	39,379
*	McDermott International Inc.	5,149,771	38,057
*,^	Synergy Resources Corp.	4,031,820	35,924
*	Denbury Resources Inc.	8,420,992	30,989
*	Forum Energy Technologies Inc.	1,404,961	30,909
	Noble Corp. plc	5,110,650	30,255
*	Centennial Resource Development Inc. Class A	1,491,016	29,403
*	Unit Corp.	1,091,205	29,321
	Delek US Holdings Inc.	1,177,545	28,344
	Pattern Energy Group Inc. Class A	1,463,199	27,786
*	SEACOR Holdings Inc.	345,733	24,644
*,^	Diamond Offshore Drilling Inc.	1,325,100	23,454
*	Chart Industries Inc.	642,205	23,132
^	RPC Inc.	1,164,371	23,066
	Green Plains Inc.	752,153	20,947
*	Helix Energy Solutions Group Inc.	2,366,691	20,874
	Archrock Inc.	1,399,470	18,473
^	Atwood Oceanics Inc.	1,328,919	17,449
*	Exterran Corp.	713,382	17,050
^	California Resources Corp.	785,630	16,726
*	Resolute Energy Corp.	377,498	15,549
*	Matrix Service Co.	580,632	13,180
*	Newpark Resources Inc.	1,689,337	12,670
*,^	Clayton Williams Energy Inc.	103,481	12,341
*	REX American Resources Corp.	119,225	11,773
*	TETRA Technologies Inc.	2,252,177	11,306
*	Ring Energy Inc.	858,440	11,151
*,^	Flotek Industries Inc.	1,139,200	10,697
*,^	Sanchez Energy Corp.	1,181,915	10,673
*,^	Bill Barrett Corp.	1,492,964	10,436
*	Pioneer Energy Services Corp.	1,516,281	10,387
	Bristow Group Inc.	503,180	10,305
*	Natural Gas Services Group Inc.	319,571	10,274
*	Cobalt International Energy Inc.	7,912,482	9,653
*	Par Pacific Holdings Inc.	661,146	9,613
	CVR Energy Inc.	374,207	9,501
	Midstates Petroleum Co. Inc.	420,300	8,717

47

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Halcon Resources Corp.	857,700	8,011
*	Tesco Corp.	941,004	7,763
*,^	SunPower Corp. Class A	1,173,805	7,759
	SandRidge Energy Inc.	328,219	7,730
	Alon USA Energy Inc.	672,814	7,657
	Panhandle Oil and Gas Inc. Class A	321,643	7,575
*,^	Renewable Energy Group Inc.	723,319	7,016
*	Abraxas Petroleum Corp.	2,646,359	6,801
	Evolution Petroleum Corp.	648,491	6,485
*	Parker Drilling Co.	2,423,500	6,301
*	CARBO Ceramics Inc.	541,252	5,662
*,^	Jones Energy Inc. Class A	1,109,905	5,550
*	Pacific Ethanol Inc.	580,879	5,518
*,^	Extraction Oil & Gas Inc.	274,571	5,502
*,^	EP Energy Corp. Class A	811,259	5,314
	Gulf Island Fabrication Inc.	438,021	5,212
*	Geospace Technologies Corp.	255,500	5,202
*,^	Green Brick Partners Inc.	477,433	4,798
*,^	Plug Power Inc.	3,778,705	4,534
*,^	Eclipse Resources Corp.	1,674,787	4,472
*	Contango Oil & Gas Co.	472,614	4,414
*	Hornbeck Offshore Services Inc.	607,776	4,388
*	PHI Inc. Non-Voting Shares	223,641	4,030
*	Independence Contract Drilling Inc.	594,489	3,983
*	Trecora Resources	283,725	3,930
*	Willbros Group Inc.	1,135,786	3,680
*	Gastar Exploration Inc.	2,249,277	3,486
*	Dawson Geophysical Co.	429,604	3,454
*,^	Mammoth Energy Services Inc.	222,470	3,382
	Smart Sand Inc.	198,992	3,293
*,^	Northern Oil and Gas Inc.	1,037,885	2,854
*,^	EXCO Resources Inc.	3,232,988	2,825
*,^	Approach Resources Inc.	823,916	2,760
*,^	TPI Composites Inc.	153,652	2,465
*,^	W&T Offshore Inc.	874,096	2,421
*,^	TerraVia Holdings Inc.	1,670,800	1,921
	Isramco Inc.	15,179	1,887
*,^	Tidewater Inc.	540,990	1,845
*	VAALCO Energy Inc.	1,300,873	1,353
	Adams Resources & Energy Inc.	34,060	1,351
*,^	Harvest Natural Resources Inc.	212,634	1,314
*	Zion Oil & Gas Inc.	900,079	1,233
*,^	Bonanza Creek Energy Inc.	1,176,141	1,200
*,^	Amyris Inc.	1,624,711	1,186
*,^	ION Geophysical Corp.	196,829	1,181
	Lonestar Resources US Inc. Class A	133,474	1,140
*	Gulfmark Offshore Inc.	651,155	1,140
*	Stone Energy Corp.	143,132	1,023
^	Comstock Resources Inc.	103,685	1,021
*	Mitcham Industries Inc.	241,556	1,002
*	PetroQuest Energy Inc.	178,180	590
*,^	Rex Energy Corp.	1,232,669	581
*	Enphase Energy Inc.	552,794	558
*,^	Yuma Energy Inc.	122,763	417
*,^	Ideal Power Inc.	125,202	413
*,^	Torchlight Energy Resources Inc.	334,264	394
*,^	Triangle Petroleum Corp.	1,572,497	371
*	Enservco Corp.	573,746	321
*	Aemetis Inc.	226,506	315
*	PrimeEnergy Corp.	5,740	310
*,^	MagneGas Corp.	575,218	259
*	Superior Drilling Products Inc.	113,740	150
*	Eco-Stim Energy Solutions Inc.	78,636	78
*	PHI Inc. Voting Shares	2,641	45

48

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*,^	Basic Energy Services Inc.	168	6
			34,776,121
Other (0.0%)[2]
*	Dyax Corp CVR Expire 12/31/2019	2,750,063	3,053
*	Tobira Therapeutics Inc. CVR	201,001	2,762
*	Leap Wireless International Inc. CVR	872,848	2,200
*	Adolor Corp. Rights Exp. 07/01/2019	592,629	308
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2049	1,157,305	127
*	Ambit Biosciences Corp. CVR	201,330	121
*	Omthera Pharmaceuticals Inc. CVR	121,311	73
*	Alexza Pharmaceuticals Inc CVR	327,391	11
	Bagger Dave's Burger Tavern Inc.	151,742	9
*	Clinical Data CVR	216,285	—
*	Gerber Scientific Inc. CVR	388,581	—
*,^	Cubist Pharmaceuticals, Inc. CVR	511,822	—
*,^	Biosante Pharmaceutical Inc CVR	253,823	—
	ClearSign Combustion Corp Rights Expire 1/13/2017	180,408	—
*	Allen Organ Co. Escrow Shares	11,462	—
^	Basic Energy Services Warrants Expire 12/23/23	4,642	—
*	NuPathe Inc. CVR	158,681	—
			8,664
Technology (16.2%)
	Apple Inc.	107,359,335	12,434,358
	Microsoft Corp.	156,550,284	9,728,035
*	Facebook Inc. Class A	49,598,883	5,706,351
*	Alphabet Inc. Class A	6,319,126	5,007,591
*	Alphabet Inc.	6,168,588	4,761,040
	Intel Corp.	100,431,928	3,642,666
	Cisco Systems Inc.	106,408,771	3,215,673
	International Business Machines Corp.	18,123,544	3,008,327
	Oracle Corp.	65,315,224	2,511,370
	QUALCOMM Inc.	31,299,189	2,040,707
	Texas Instruments Inc.	21,227,731	1,548,988
	Broadcom Ltd.	7,996,975	1,413,625
	NVIDIA Corp.	10,851,556	1,158,295
*	Adobe Systems Inc.	10,544,515	1,085,558
*	salesforce. com Inc.	14,016,038	959,538
	Hewlett Packard Enterprise Co.	35,217,285	814,928
	Applied Materials Inc.	22,862,377	737,769
*	Cognizant Technology Solutions Corp. Class A	12,853,335	720,172
*	Yahoo! Inc.	18,179,988	703,020
	Intuit Inc.	5,148,565	590,077
	HP Inc.	36,234,128	537,714
	Corning Inc.	20,371,237	494,410
*	Micron Technology Inc.	22,059,402	483,542
	Analog Devices Inc.	6,511,859	472,891
	Western Digital Corp.	6,039,047	410,353
	Lam Research Corp.	3,432,594	362,928
*	Autodesk Inc.	4,493,230	332,544
	Xilinx Inc.	5,367,335	324,026
	Linear Technology Corp.	5,084,926	317,045
	Symantec Corp.	13,170,354	314,640
*	Cerner Corp.	6,447,524	305,419
	Skyworks Solutions Inc.	3,966,831	296,164
	Microchip Technology Inc.	4,563,470	292,747
	Motorola Solutions Inc.	3,531,237	292,704
*	Citrix Systems Inc.	3,131,546	279,678
	Harris Corp.	2,640,921	270,615
*	Red Hat Inc.	3,831,589	267,062
	KLA-Tencor Corp.	3,302,105	259,810
*	Dell Technologies Inc. Class V	4,718,176	259,358
*	ServiceNow Inc.	3,344,950	248,664

49

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Seagate Technology plc	6,276,315	239,567
*	Akamai Technologies Inc.	3,518,706	234,627
	Maxim Integrated Products Inc.	6,008,800	231,759
*	Palo Alto Networks Inc.	1,843,283	230,503
	Juniper Networks Inc.	7,699,682	217,593
	CA Inc.	6,654,251	211,406
	NetApp Inc.	5,897,288	207,997
*	F5 Networks Inc.	1,400,915	202,740
*	Twitter Inc.	12,119,536	197,548
	CDK Global Inc.	3,185,767	190,158
*	Advanced Micro Devices Inc.	16,693,853	189,308
*	Synopsys Inc.	3,212,804	189,106
	CDW Corp.	3,429,915	178,664
	Computer Sciences Corp.	2,967,238	176,313
*	ANSYS Inc.	1,848,609	170,978
*	Workday Inc. Class A	2,580,019	170,513
*	Gartner Inc.	1,665,997	168,382
	Leidos Holdings Inc.	3,160,212	161,613
*	Cadence Design Systems Inc.	6,191,732	156,155
*	CommScope Holding Co. Inc.	4,075,535	151,610
*	Splunk Inc.	2,858,283	146,201
*,^	VeriSign Inc.	1,919,640	146,027
*	Qorvo Inc.	2,706,773	142,728
*	Microsemi Corp.	2,434,553	131,393
*	ARRIS International plc	4,038,650	121,685
	Marvell Technology Group Ltd.	8,320,376	115,404
*,^	VMware Inc. Class A	1,450,053	114,163
*	PTC Inc.	2,426,623	112,280
*	ON Semiconductor Corp.	8,787,995	112,135
	CSRA Inc.	3,459,843	110,161
	Teradyne Inc.	4,293,940	109,066
	Brocade Communications Systems Inc.	8,570,572	107,046
	Garmin Ltd.	2,200,507	106,703
*	NCR Corp.	2,618,964	106,225
*	Ultimate Software Group Inc.	581,693	106,072
	SS&C Technologies Holdings Inc.	3,616,658	103,436
*	IAC/InterActiveCorp	1,567,715	101,572
*	Tyler Technologies Inc.	693,762	99,048
*	Fortinet Inc.	3,101,825	93,427
*	Aspen Technology Inc.	1,696,391	92,759
*	Nuance Communications Inc.	6,069,391	90,434
*	athenahealth Inc.	832,489	87,553
*	Arista Networks Inc.	883,890	85,534
*	Cavium Inc.	1,354,326	84,564
	Mentor Graphics Corp.	2,276,732	83,989
*	Veeva Systems Inc. Class A	2,026,423	82,475
*	Manhattan Associates Inc.	1,519,200	80,563
	j2 Global Inc.	965,487	78,977
	Fair Isaac Corp.	651,024	77,615
*	Cirrus Logic Inc.	1,357,802	76,770
	SYNNEX Corp.	633,559	76,673
*	Guidewire Software Inc.	1,537,681	75,854
*	Teradata Corp.	2,752,501	74,785
*	ViaSat Inc.	1,125,934	74,559
	Cypress Semiconductor Corp.	6,491,736	74,265
	DST Systems Inc.	688,319	73,753
*	Ciena Corp.	2,918,559	71,242
*	Finisar Corp.	2,330,888	70,556
	MKS Instruments Inc.	1,130,849	67,172
	InterDigital Inc.	722,094	65,963
	Science Applications International Corp.	776,625	65,858
*	EPAM Systems Inc.	1,022,160	65,735
	Intersil Corp. Class A	2,886,522	64,369
	Blackbaud Inc.	1,001,526	64,098

50

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	CACI International Inc. Class A	513,703	63,853
*	Integrated Device Technology Inc.	2,702,571	63,673
*	Tech Data Corp.	746,070	63,177
	Monolithic Power Systems Inc.	767,217	62,858
*	Proofpoint Inc.	849,043	59,985
	Pitney Bowes Inc.	3,921,368	59,566
*	NetScout Systems Inc.	1,868,877	58,870
*	Medidata Solutions Inc.	1,151,093	57,175
*,^	Cree Inc.	2,137,056	56,397
*	Ellie Mae Inc.	671,052	56,154
*	Silicon Laboratories Inc.	834,554	54,246
*	Entegris Inc.	2,987,288	53,472
*	TiVo Corp.	2,455,020	51,310
*	Tableau Software Inc. Class A	1,212,541	51,109
*,^	Dycom Industries Inc.	628,379	50,453
	LogMeIn Inc.	509,390	49,182
*	Verint Systems Inc.	1,323,596	46,657
	Tessera Holding Corp.	1,028,920	45,478
*	Advanced Energy Industries Inc.	829,384	45,409
*	Cornerstone OnDemand Inc.	1,062,990	44,975
*	ACI Worldwide Inc.	2,475,331	44,927
*	Square Inc.	3,266,096	44,517
*	Lumentum Holdings Inc.	1,133,748	43,819
*	Electronics For Imaging Inc.	991,447	43,485
*	CommVault Systems Inc.	843,441	43,353
*	Semtech Corp.	1,369,327	43,202
*	Paycom Software Inc.	949,071	43,173
*	VeriFone Systems Inc.	2,335,156	41,402
*	Allscripts Healthcare Solutions Inc.	3,985,400	40,691
*	Synaptics Inc.	745,993	39,970
*	Viavi Solutions Inc.	4,850,206	39,675
	Power Integrations Inc.	580,130	39,362
	Plantronics Inc.	716,878	39,256
*	MicroStrategy Inc. Class A	198,253	39,135
*	FireEye Inc.	3,274,121	38,962
*	Zendesk Inc.	1,801,890	38,200
*	GoDaddy Inc. Class A	1,090,025	38,096
*	EchoStar Corp. Class A	723,877	37,200
	Diebold Nixdorf Inc.	1,443,224	36,297
*	RealPage Inc.	1,196,508	35,895
*	NETGEAR Inc.	651,954	35,434
	Cogent Communications Holdings Inc.	855,551	35,377
*	Inphi Corp.	779,032	34,760
*	Synchronoss Technologies Inc.	857,110	32,827
	CSG Systems International Inc.	663,847	32,130
*	HubSpot Inc.	679,788	31,950
*	Rambus Inc.	2,313,239	31,853
	Progress Software Corp.	990,531	31,628
*	Gigamon Inc.	685,037	31,203
*	Insight Enterprises Inc.	770,377	31,154
	NIC Inc.	1,302,663	31,134
	Cabot Microelectronics Corp.	490,385	30,978
*,^	Ubiquiti Networks Inc.	520,363	30,077
*,^	3D Systems Corp.	2,247,478	29,869
*	Premier Inc. Class A	983,635	29,863
*	Envestnet Inc.	842,504	29,698
*	Oclaro Inc.	3,295,180	29,492
*,^	2U Inc.	934,872	28,186
^	Ebix Inc.	477,885	27,263
*	MaxLinear Inc.	1,213,197	26,448
	Pegasystems Inc.	729,009	26,244
*	BroadSoft Inc.	617,747	25,482
*	Infinera Corp.	2,998,825	25,460
	West Corp.	1,026,476	25,416

51

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	SPS Commerce Inc.	352,599	24,643
*	Ixia	1,528,663	24,611
*	Mercury Systems Inc.	810,713	24,500
	Brooks Automation Inc.	1,370,939	23,402
*	RingCentral Inc. Class A	1,122,741	23,128
	ADTRAN Inc.	1,027,969	22,975
*	Super Micro Computer Inc.	808,628	22,682
*	InvenSense Inc.	1,770,176	22,641
*	New Relic Inc.	786,088	22,207
*	Callidus Software Inc.	1,311,964	22,041
*	ScanSource Inc.	541,547	21,851
*	Web.com Group Inc.	995,853	21,062
*	Bottomline Technologies de Inc.	815,071	20,393
*	Diodes Inc.	766,918	19,687
*	Amkor Technology Inc.	1,857,221	19,594
*,^	Shutterstock Inc.	407,472	19,363
*	Qualys Inc.	611,351	19,349
*	Q2 Holdings Inc.	622,505	17,959
*	Lattice Semiconductor Corp.	2,412,631	17,757
*	Cray Inc.	856,305	17,726
*,^	Acacia Communications Inc.	285,414	17,624
	Monotype Imaging Holdings Inc.	857,432	17,020
*	FormFactor Inc.	1,490,834	16,697
	Inteliquent Inc.	716,750	16,428
*	Photronics Inc.	1,434,801	16,213
*	ePlus Inc.	136,808	15,760
*,^	Unisys Corp.	1,046,667	15,648
*,^	Twilio Inc. Class A	519,727	14,994
*	CEVA Inc.	445,248	14,938
*,^	Match Group Inc.	860,459	14,714
*	Barracuda Networks Inc.	683,718	14,652
*	Quality Systems Inc.	1,092,750	14,370
*	Virtusa Corp.	564,256	14,174
	Syntel Inc.	712,623	14,103
*	Rudolph Technologies Inc.	603,250	14,086
*	Intralinks Holdings Inc.	1,012,735	13,692
*	Endurance International Group Holdings Inc.	1,440,290	13,395
*	Applied Micro Circuits Corp.	1,621,347	13,376
*	Box Inc.	962,564	13,341
*,^	Pure Storage Inc. Class A	1,175,271	13,292
*	Ultratech Inc.	520,053	12,471
*	Five9 Inc.	874,674	12,412
*	PDF Solutions Inc.	548,518	12,369
*	Perficient Inc.	704,205	12,317
*	Nanometrics Inc.	488,999	12,254
*	Blucora Inc.	794,216	11,715
*,^	Gogo Inc.	1,264,563	11,659
*	PROS Holdings Inc.	541,703	11,657
*	Extreme Networks Inc.	2,268,344	11,410
*	Exar Corp.	1,027,262	11,074
*	Loral Space & Communications Inc.	264,029	10,838
*	CalAmp Corp.	735,002	10,658
*,^	Nimble Storage Inc.	1,312,512	10,395
*	Actua Corp.	733,975	10,276
*,^	Nutanix Inc.	378,419	10,051
*	ShoreTel Inc.	1,395,049	9,975
*	Silver Spring Networks Inc.	744,061	9,903
*	Vocera Communications Inc.	533,146	9,858
*	Benefitfocus Inc.	322,809	9,587
	Forrester Research Inc.	217,134	9,326
	Hackett Group Inc.	518,141	9,150
*	Boingo Wireless Inc.	748,003	9,118
*	Axcelis Technologies Inc.	613,732	8,930
*	CommerceHub Inc.	587,683	8,833

52

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*,^	KEYW Holding Corp.	739,954	8,724
*,^	Alarm.com Holdings Inc.	312,451	8,696
*	Harmonic Inc.	1,707,962	8,540
*	VASCO Data Security International Inc.	620,153	8,465
*	NeoPhotonics Corp.	759,547	8,211
*	Applied Optoelectronics Inc.	347,495	8,145
*	Xcerra Corp.	1,059,120	8,092
*	A10 Networks Inc.	964,375	8,014
*	LivePerson Inc.	1,058,961	7,995
*	Alpha & Omega Semiconductor Ltd.	375,311	7,983
*	Varonis Systems Inc.	294,932	7,904
*	RigNet Inc.	336,443	7,789
*	Carbonite Inc.	439,069	7,201
*	Workiva Inc.	520,376	7,103
*	Jive Software Inc.	1,613,587	7,019
*	Ultra Clean Holdings Inc.	716,809	6,953
*,^	Impinj Inc.	195,219	6,899
*	Calix Inc.	874,595	6,734
*	ChannelAdvisor Corp.	466,637	6,696
*	PC Connection Inc.	237,077	6,660
	Cohu Inc.	469,834	6,531
*	Immersion Corp.	602,045	6,400
*,^	Hortonworks Inc.	769,051	6,391
*	Digi International Inc.	464,566	6,388
*,^	Digimarc Corp.	209,003	6,270
	American Software Inc. Class A	606,253	6,263
*	Sonus Networks Inc.	992,265	6,251
*	Tangoe Inc.	745,190	5,872
	IXYS Corp.	488,571	5,814
*,^	MeetMe Inc.	1,131,173	5,577
	Comtech Telecommunications Corp.	459,437	5,444
*	Exa Corp.	354,366	5,443
^	Computer Programs & Systems Inc.	230,292	5,435
*	Vectrus Inc.	223,969	5,342
*	Zix Corp.	1,051,977	5,197
	QAD Inc. Class A	165,520	5,032
*	Model N Inc.	561,393	4,968
*	Brightcove Inc.	614,528	4,947
*	Instructure Inc.	249,872	4,885
*	DSP Group Inc.	371,532	4,849
*	GSI Technology Inc.	781,430	4,845
*	Sigma Designs Inc.	802,765	4,817
	EMCORE Corp.	549,620	4,782
*	Blackline Inc.	171,889	4,749
*	Radisys Corp.	1,033,859	4,580
*	Rapid7 Inc.	365,157	4,444
*,^	Coupa Software Inc.	174,565	4,366
*	Datalink Corp.	377,762	4,254
*	KVH Industries Inc.	360,452	4,253
*	Quantum Corp.	5,080,784	4,228
*	Clearfield Inc.	200,171	4,144
*,^	Appfolio Inc.	173,046	4,127
*	CommerceHub Inc. Class A	269,882	4,051
*,^	Mitek Systems Inc.	646,054	3,973
*	Xactly Corp.	345,015	3,795
*	GigPeak Inc.	1,473,942	3,714
*	Everbridge Inc.	199,295	3,677
*	Guidance Software Inc.	518,568	3,671
*	Telenav Inc.	518,426	3,655
*	Rosetta Stone Inc.	406,874	3,625
*	AXT Inc.	721,559	3,463
*	Limelight Networks Inc.	1,365,485	3,441
*	Castlight Health Inc. Class B	687,159	3,401
*	USA Technologies Inc.	772,430	3,321

53

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Amber Road Inc.	363,220	3,298
*	Apptio Inc. Class A	176,170	3,264
*	Kopin Corp.	1,134,754	3,223
*	Agilysys Inc.	300,463	3,113
*	MobileIron Inc.	810,395	3,039
*	SecureWorks Corp. Class A	270,060	2,860
*	Quantenna Communications Inc.	155,875	2,826
	Simulations Plus Inc.	286,767	2,767
*	ARI Network Services Inc.	500,995	2,710
	PC-Tel Inc.	471,771	2,538
	Preformed Line Products Co.	43,570	2,532
*	VOXX International Corp. Class A	524,627	2,466
*	Key Tronic Corp.	314,337	2,458
	NCI Inc. Class A	175,318	2,446
*	Aerohive Networks Inc.	424,692	2,421
*,^	Park City Group Inc.	188,474	2,394
*	Aware Inc.	387,102	2,361
	Computer Task Group Inc.	540,202	2,274
*,^	VirnetX Holding Corp.	1,007,331	2,216
	Tabula Rasa HealthCare Inc.	146,500	2,195
	Airgain Inc.	149,522	2,153
*	Datawatch Corp.	390,284	2,147
	Great Elm Capital Group Inc.	558,900	2,096
*	Edgewater Technology Inc.	271,591	2,037
*	BSQUARE Corp.	345,151	2,019
*	Pendrell Corp.	268,136	1,810
*,^	Pixelworks Inc.	642,411	1,799
*	Ooma Inc.	195,376	1,758
	Systemax Inc.	196,928	1,727
*,^	Neonode Inc.	911,744	1,678
*	RCM Technologies Inc.	257,001	1,635
	TransAct Technologies Inc.	246,089	1,624
*	iPass Inc.	983,950	1,624
	ClearOne Inc.	141,648	1,615
*	Rightside Group Ltd.	192,546	1,592
	TESSCO Technologies Inc.	121,875	1,584
*,^	TransEnterix Inc.	1,165,497	1,515
*	Tremor Video Inc.	598,009	1,489
*	Numerex Corp. Class A	192,180	1,422
*	NetSol Technologies Inc.	268,367	1,396
	Concurrent Computer Corp.	245,188	1,312
*,^	Inseego Corp.	480,281	1,172
*,^	QuickLogic Corp.	841,787	1,170
*	ID Systems Inc.	207,353	1,124
*	Synacor Inc.	359,073	1,113
*	Aviat Networks Inc.	79,504	1,104
*	Amtech Systems Inc.	258,398	1,098
*	PAR Technology Corp.	189,722	1,059
	LRAD Corp.	602,425	1,030
*,^	Netlist Inc.	1,005,691	1,026
*	MRV Communications Inc.	125,429	1,022
	Evolving Systems Inc.	239,404	982
	QAD Inc. Class B	38,321	979
*	GSE Systems Inc.	275,429	964
*,^	CVD Equipment Corp.	107,442	933
*	WidePoint Corp.	1,178,418	931
*,^	Sunworks Inc.	459,758	920
*,^	Rocket Fuel Inc.	536,942	918
*	Upland Software Inc.	101,213	906
	GlobalSCAPE Inc.	213,477	869
*,^	SITO Mobile Ltd.	225,398	832
*	Covisint Corp.	408,547	776
	AstroNova Inc.	50,100	714
*	Icad Inc.	214,839	695

54

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Xplore Technologies Corp.	312,216	631
*	Inuvo Inc.	363,197	607
	RELM Wireless Corp.	127,563	606
*	ARC Group Worldwide Inc.	126,690	557
*	Resonant Inc.	101,540	513
*	Westell Technologies Inc. Class A	696,943	453
*	Identiv Inc.	128,529	409
*	DASAN Zhone Solutions Inc.	414,351	408
*	Intermolecular Inc.	420,975	399
*	eGain Corp.	180,736	380
	Communications Systems Inc.	75,909	351
*	inTEST Corp.	75,255	346
*	Data I/O Corp.	79,543	332
*	Qumu Corp.	136,998	326
*	FalconStor Software Inc.	703,835	317
*	Marin Software Inc.	133,535	314
	CSP Inc.	29,660	314
*	FORM Holdings Corp.	143,235	305
*,^	ParkerVision Inc.	141,148	260
*,^	Aehr Test Systems	93,715	226
*	Streamline Health Solutions Inc.	181,006	224
*	SharpSpring Inc.	35,880	189
*	Lantronix Inc.	107,354	183
*	BroadVision Inc.	38,131	177
*	Network-1 Technologies Inc.	45,755	156
*	Smith Micro Software Inc.	93,135	146
*	Adesto Technologies Corp.	63,582	118
*	Mastech Digital Inc.	15,394	105
*	Cinedigm Corp. Class A	67,058	97
*,^	NXT-ID Inc.	33,800	93
*	Determine Inc.	48,769	90
*	Sonic Foundry Inc.	17,328	86
*	ADDvantage Technologies Group Inc.	29,519	52
*	Fusion Telecommunications International Inc.	31,290	47
*	Internap Corp.	15,400	24
*	Imation Corp.	26,366	22
*	Atomera Inc.	2,980	20
*	Socket Mobile Inc.	5,000	19
*	Finjan Holdings Inc.	6,800	8
	Intelligent Systems Corp.	1,383	6
*	Infosonics Corp.	14,144	6
*,^	Voltari Corp.	2,237	5
			80,674,890
Telecommunications (2.4%)
	AT&T Inc.	130,162,950	5,535,830
	Verizon Communications Inc.	86,383,145	4,611,132
*	T-Mobile US Inc.	6,098,353	350,716
*	Level 3 Communications Inc.	6,095,827	343,561
	CenturyLink Inc.	11,566,995	275,063
*	SBA Communications Corp. Class A	2,638,586	272,460
*,^	Sprint Corp.	12,641,148	106,439
*	Zayo Group Holdings Inc.	3,063,282	100,659
	Frontier Communications Corp.	24,792,580	83,799
	Telephone & Data Systems Inc.	1,924,246	55,553
	Shenandoah Telecommunications Co.	995,747	27,184
	Consolidated Communications Holdings Inc.	1,003,325	26,939
*	Vonage Holdings Corp.	3,915,472	26,821
*	8x8 Inc.	1,775,688	25,392
	Cincinnati Bell Inc.	962,075	21,502
	ATN International Inc.	226,525	18,152
*,^	Iridium Communications Inc.	1,691,911	16,242
*	GTT Communications Inc.	527,326	15,161
	Windstream Holdings Inc.	1,996,364	14,633
*,^	Globalstar Inc.	8,993,896	14,210

55

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	EarthLink Holdings Corp.	2,317,427	13,070
*	United States Cellular Corp.	270,905	11,844
*	ORBCOMM Inc.	1,366,538	11,301
*	General Communication Inc. Class A	538,965	10,483
*	FairPoint Communications Inc.	479,503	8,967
	Spok Holdings Inc.	405,283	8,410
*	Hawaiian Telcom Holdco Inc.	286,751	7,106
*	Lumos Networks Corp.	433,706	6,775
	IDT Corp. Class B	357,074	6,620
*,^	pdvWireless Inc.	259,979	5,863
*,^	Straight Path Communications Inc. Class B	151,385	5,134
*	HC2 Holdings Inc.	545,396	3,234
*	Alaska Communications Systems Group Inc.	1,432,201	2,349
*,^	Intelsat SA	587,792	1,569
*	Pareteum Corp.	1,003,978	120
*	Otelco Inc. Class A	2,754	18
			12,044,311
Utilities (3.1%)
	NextEra Energy Inc.	10,151,300	1,212,674
	Duke Energy Corp.	14,559,005	1,130,070
	Southern Co.	20,710,219	1,018,736
	Dominion Resources Inc.	13,278,827	1,017,025
	Exelon Corp.	19,490,339	691,712
	American Electric Power Co. Inc.	10,392,347	654,302
	PG&E Corp.	10,691,639	649,731
	Sempra Energy	5,297,058	533,096
	Edison International	6,895,174	496,384
	PPL Corp.	14,344,058	488,415
	Consolidated Edison Inc.	6,431,161	473,848
	Public Service Enterprise Group Inc.	10,690,290	469,090
	Xcel Energy Inc.	10,712,314	435,991
	WEC Energy Group Inc.	6,664,429	390,869
	DTE Energy Co.	3,788,881	373,243
	Eversource Energy	6,709,627	370,573
	FirstEnergy Corp.	8,991,483	278,466
	Entergy Corp.	3,760,547	276,287
	American Water Works Co. Inc.	3,709,756	268,438
	Ameren Corp.	5,115,316	268,349
	ONEOK Inc.	4,449,934	255,471
	CMS Energy Corp.	5,796,580	241,254
	CenterPoint Energy Inc.	8,616,913	212,321
	SCANA Corp.	2,709,475	198,550
	Pinnacle West Capital Corp.	2,363,366	184,413
	Alliant Energy Corp.	4,814,252	182,412
	UGI Corp.	3,675,744	169,378
	Westar Energy Inc. Class A	2,993,028	168,657
	Atmos Energy Corp.	2,198,392	163,011
	AES Corp.	13,988,954	162,552
	NiSource Inc.	6,798,443	150,518
	Great Plains Energy Inc.	4,466,692	122,164
	Aqua America Inc.	3,635,610	109,214
	National Fuel Gas Co.	1,708,703	96,781
	Vectren Corp.	1,781,811	92,921
	IDACORP Inc.	1,111,140	89,502
*	Calpine Corp.	7,596,927	86,833
	Portland General Electric Co.	1,951,812	84,572
	WGL Holdings Inc.	1,074,636	81,973
	NRG Energy Inc.	6,670,306	81,778
	Hawaiian Electric Industries Inc.	2,283,128	75,503
	Southwest Gas Corp.	952,916	73,012
	Black Hills Corp.	1,162,905	71,333
	ONE Gas Inc.	1,099,153	70,302
	ALLETE Inc.	1,062,323	68,190
	New Jersey Resources Corp.	1,817,280	64,513

56

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

					Market
					Value
				Shares	($000)
	PNM Resources Inc.			1,772,187	60,786
	Spire Inc.			931,528	60,130
	Avista Corp.			1,486,614	59,450
	NorthWestern Corp.			1,030,704	58,616
	South Jersey Industries Inc.			1,675,782	56,457
	MGE Energy Inc.			842,635	55,024
	Avangrid Inc.			1,340,894	50,793
	Ormat Technologies Inc.			850,518	45,605
	El Paso Electric Co.			906,080	42,133
	California Water Service Group			1,108,292	37,571
	Northwest Natural Gas Co.			601,574	35,974
	American States Water Co.			759,874	34,620
	Empire District Electric Co.			923,557	31,484
*	TerraForm Power Inc. Class A			1,825,120	23,380
	Chesapeake Utilities Corp.			335,144	22,438
*	Dynegy Inc.			2,493,045	21,091
	SJW Group			373,840	20,928
	Connecticut Water Service Inc.			330,836	18,477
	Unitil Corp.			406,314	18,422
	Middlesex Water Co.			369,766	15,878
	York Water Co.			285,431	10,903
*,^	Sunrun Inc.			1,496,357	7,946
	Artesian Resources Corp. Class A			226,518	7,235
*	Atlantic Power Corp.			2,261,958	5,655
	Delta Natural Gas Co. Inc.			191,597	5,620
*,^	Cadiz Inc.			367,102	4,589
	Gas Natural Inc.			345,011	4,330
^	Spark Energy Inc. Class A			125,328	3,797
*	Pure Cycle Corp.			483,835	2,661
	Genie Energy Ltd. Class B			296,510	1,705
*	US Geothermal Inc.			378,870	1,550
*,^	Vivint Solar Inc.			225,836	576
*	AquaVenture Holdings Ltd.			21,284	522
					15,680,773

Total Common Stocks (Cost $341,328,447)					496,147,408

				Face
			Maturity	Amount
		Coupon	Date	($000)
Convertible Bonds (0.0%)

	Catalyst Biosciences Inc. Cvt.
		0.000%	2/19/18	649	424
Total Convertible Bonds (Cost $0)					424

				Shares

Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
3,4	Vanguard Market Liquidity Fund	0.823%		32,961,150	3,296,445

				Face
				Amount
				($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	0.290%	1/5/17	5,000	5,000
5	United States Treasury Bill	0.406%	2/9/17	210	210
	United States Treasury Bill	0.601%	4/27/17	1,900	1,896
5	United States Treasury Bill	0.564%-0.567%	5/4/17	29,900	29,842
5	United States Treasury Bill	0.623%	5/18/17	12,100	12,073

57

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
5,6 United States Treasury Bill	0.607%-0.618%	5/25/17	52,600	52,474
				101,495
Total Temporary Cash Investments (Cost $3,397,810)				3,397,940
Total Investments (100.2%) (Cost $344,726,257)				499,545,772
Other Assets and Liabilities—Net (-0.2%)[4]				(1,093,840)
Net Assets (100%)				498,451,932

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,517,319,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and
0.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $1,635,086,000 of collateral received for securities on loan.
5 Securities with a value of $92,987,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $1,501,000 have been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

58

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All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA850 022017

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and the Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund:

In our opinion, the accompanying statements of net assets–investments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedules of investments (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

February 17, 2017

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and the Shareholders of Vanguard Extended Market Index Fund:

In our opinion, the accompanying statement of net assets–investments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard Extended Market Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the "Fund") at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

February 13, 2017

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and the Shareholders of Vanguard Total Stock Market Index Fund:

In our opinion, the accompanying statement of net assets–investments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard Total Stock Market Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the “Fund”) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

February 13, 2017

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 16, 2017
VANGUARD INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 16, 2017

* By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number
33-32548, Incorporated by Reference.